UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 – September 30, 2006

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2006. The schedules have not been audited.

EQ Advisors Trust

Quarterly Report

September 30, 2006

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	548,744	$14,548,584
AXA Premier VIP Core Bond Portfolio‡	8,164,815	83,454,729
AXA Premier VIP High Yield Portfolio‡	3,575,828	20,749,049
AXA Premier VIP Large Cap Core Equity Portfolio‡	2,974,802	34,200,732
AXA Premier VIP Large Cap Value Portfolio‡	771,628	9,536,763
AXA Premier VIP Mid Cap Growth Portfolio‡	373,411	3,423,717
AXA Premier VIP Mid Cap Value Portfolio‡	839,977	8,586,499
EQ/AllianceBernstein Quality Bond Portfolio‡	6,096,917	62,797,566
EQ/AllianceBernstein Value Portfolio‡	3,716,105	60,483,267
EQ/Long Term Bond Portfolio‡	1,379,160	18,905,242
EQ/Marsico Focus Portfolio‡	2,708,594	42,885,188
EQ/Mercury Basic Value Equity Portfolio‡	3,707,182	62,301,946
EQ/Short Duration Bond Portfolio‡	5,808,941	59,531,768
EQ/Small Cap Value Portfolio‡	1,345,652	18,906,722
EQ/Small Company Index Portfolio‡	935,508	11,805,394

Total Investment Companies (99.8%) (Cost $501,618,791)		512,117,166

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $978,854)	$978,854	$978,854

Total Investments (100.0%) (Cost/Amortized Cost $502,597,645)		513,096,020
Other Assets Less Liabilities (0.0%)		(189,171)

Net Assets (100%)		$512,906,849

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2006 were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$17,733,048	$86,788	$2,666,683	$14,548,584	$—	$126,649
AXA Premier VIP Core Bond Portfolio	90,649,850	7,232,161	14,593,516	83,454,729	2,760,062	(430,779)
AXA Premier VIP High Yield Portfolio	22,489,945	364,344	3,554,381	20,749,049	—	(167,615)
AXA Premier VIP Large Cap Core Equity Portfolio	37,039,689	318,945	5,308,887	34,200,732	313	230,627
AXA Premier VIP Large Cap Value Portfolio	4,984,847	10,347,309	6,115,464	9,536,763	164	(22,904)
AXA Premier VIP Mid Cap Growth Portfolio	—	4,257,381	357,808	3,423,717	—	3,893
AXA Premier VIP Mid Cap Value Portfolio	—	10,038,197	797,764	8,586,499	—	150,513
EQ/AllianceBernstein Quality Bond Portfolio	70,015,342	1,339,803	10,715,222	62,797,566	—	(402,729)
EQ/AllianceBernstein Value Portfolio	76,867,050	480,711	23,879,318	60,483,267	1,557	1,703,353
EQ/Long Term Bond Portfolio	20,772,282	1,107,343	3,384,766	18,905,242	146	(209,674)
EQ/Marsico Focus Portfolio	49,779,973	770,766	7,335,049	42,885,188	—	849,166
EQ/Mercury Basic Value Equity Portfolio	74,981,470	416,570	20,176,491	62,301,946	—	1,078,160
EQ/Short Duration Bond Portfolio	66,170,026	1,324,921	9,844,247	59,531,768	3,069	4,765
EQ/Small Cap Value Portfolio	34,029,557	273,957	17,696,515	18,906,722	—	635,248
EQ/Small Company Index Portfolio	—	17,122,794	4,579,726	11,805,394	—	(27,299)

	$565,513,079	$55,481,990	$131,005,837	$512,117,166	$2,765,311	$3,521,374

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$55,481,990
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$132,919,133

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,236,018
Aggregate gross unrealized depreciation	(4,882,143)

Net unrealized appreciation	$10,353,875

Federal income tax cost of investments	$502,742,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Canada Index Fund	1,900	$45,600
iShares MSCI EAFE Index Fund	13,850	937,922
iShares MSCI EAFE Growth Index	590	37,270
iShares MSCI EAFE Value Index	2,180	143,553
iShares MSCI France Index Fund	2,140	67,453
iShares MSCI Germany Index Fund	2,820	67,821
iShares MSCI Japan Index Fund	48,620	658,801
iShares MSCI Pacific ex-Japan Index Fund	1,900	210,805
iShares MSCI United Kingdom Index Fund	6,050	132,434
iShares S&P Europe 350 Index Fund	15,520	1,499,387
iShares S&P Latin America 40 Index Fund	210	29,894

Total Investment Companies (99.4%) (Cost $3,797,462)		3,830,940

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $31,578)	$31,578	$31,578

Total Investments (100.2%) (Cost/Amortized Cost $3,829,040)		3,862,518
Other Assets Less Liabilities (-0.2%)		(9,310)

Net Assets (100%)		$3,853,208

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,797,462
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,211
Aggregate gross unrealized depreciation	(11,733)

Net unrealized appreciation	$33,478

Federal income tax cost of investments	$3,829,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.^	236,600	$3,948,854
Autoliv, Inc.	324,100	17,861,151
BorgWarner, Inc.	218,900	12,514,513
Magna International, Inc., Class A	116,300	8,493,389

		42,817,907

Automobiles (0.4%)
DaimlerChrysler AG	334,450	16,709,122
Toyota Motor Corp. (ADR)^	168,200	18,316,980

		35,026,102

Diversified Consumer Services (1.4%)
Apollo Group, Inc., Class A*	2,538,357	124,988,699

Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	410,000	16,039,200
Panera Bread Co., Class A*^	539,000	31,396,750
Wynn Resorts Ltd.*^	650,812	44,261,724

		91,697,674

Leisure Equipment & Products (0.1%)
Mattel, Inc.	567,000	11,169,900

Media (4.7%)
CBS Corp., Class B	1,437,300	40,488,741
Comcast Corp., Class A*^	2,171,000	80,001,350
Interpublic Group of Cos., Inc.*^	1,079,300	10,685,070
Sirius Satellite Radio, Inc.*^	8,468,600	33,112,226
Time Warner, Inc.	5,021,000	91,532,830
Viacom, Inc., Class B*	931,500	34,633,170
Walt Disney Co.	956,800	29,574,688
XM Satellite Radio Holdings, Inc., Class A*^	8,929,094	115,096,022

		435,124,097

Multiline Retail (0.3%)
Saks, Inc.	567,800	9,811,584
Target Corp.	354,300	19,575,075

		29,386,659

Specialty Retail (1.9%)
Best Buy Co., Inc.	1,537,588	82,353,213
Home Depot, Inc.	1,026,300	37,223,901
Limited Brands, Inc.	988,600	26,188,014
Office Depot, Inc.*	616,200	24,463,140

		170,228,268

Textiles, Apparel & Luxury Goods (0.2%)
Jones Apparel Group, Inc.	604,100	19,597,004

Total Consumer Discretionary		960,036,310

Consumer Staples (7.5%)
Beverages (1.2%)
Coca-Cola Co.	1,285,000	57,413,800
PepsiCo, Inc.	784,300	51,183,418

		108,597,218

Food & Staples Retailing (1.4%)
Kroger Co.	1,303,600	30,165,304
Safeway, Inc.	452,800	13,742,480
Wal-Mart Stores, Inc.	1,583,400	78,093,288
Whole Foods Market, Inc.	49,100	2,918,013

		124,919,085

Food Products (0.8%)
Bunge Ltd.	10,800	625,860
ConAgra Foods, Inc.	1,041,000	25,483,680
General Mills, Inc.	278,500	15,763,100
Kellogg Co.	446,800	22,125,536
Sara Lee Corp.	808,200	$12,987,774

		76,985,950

Household Products (2.5%)
Clorox Co.	384,400	24,217,200
Colgate-Palmolive Co.	388,400	24,119,640
Kimberly-Clark Corp.	227,000	14,836,720
Procter & Gamble Co.	2,690,017	166,727,254

		229,900,814

Tobacco (1.6%)
Altria Group, Inc.	1,933,500	148,009,425

Total Consumer Staples		688,412,492

Energy (7.7%)
Energy Equipment & Services (0.3%)
Diamond Offshore Drilling, Inc.	90,400	6,542,248
GlobalSantaFe Corp.	292,000	14,597,080
Rowan Cos., Inc.	151,600	4,795,108

		25,934,436

Oil, Gas & Consumable Fuels (7.4%)
BP plc (ADR)	253,000	16,591,740
Chevron Corp.	2,128,600	138,060,996
ConocoPhillips	1,576,000	93,819,280
Exxon Mobil Corp.	6,234,623	418,343,203
Occidental Petroleum Corp.	82,200	3,954,642
Total S.A. (Sponsored ADR)	111,000	7,319,340

		678,089,201

Total Energy		704,023,637

Financials (24.2%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.	109,660	5,143,054
Goldman Sachs Group, Inc.	50,800	8,593,836
Merrill Lynch & Co., Inc.	1,241,790	97,132,814
Morgan Stanley	759,800	55,397,018
TD Ameritrade Holding Corp.	3,786,383	71,373,319
Waddell & Reed Financial, Inc.	378,900	9,377,775

		247,017,816

Commercial Banks (3.8%)
Comerica, Inc.	443,700	25,255,404
Huntington Bancshares, Inc./Ohio	610,200	14,602,086
KeyCorp.	912,900	34,178,976
National City Corp.^	857,800	31,395,480
SunTrust Banks, Inc	304,900	23,562,672
U.S. Bancorp	1,588,000	52,753,360
Wachovia Corp.^	1,279,200	71,379,360
Wells Fargo & Co.	2,706,200	97,910,316

		351,037,654

Consumer Finance (0.3%)
American Express Co.	548,300	30,748,664

Diversified Financial Services (10.6%)
Bank of America Corp.	4,413,300	236,420,481
Chicago Mercantile Exchange Holdings, Inc.^	109,940	52,578,805
Citigroup, Inc.	5,518,700	274,113,829
International Securities Exchange Holdings, Inc.^	1,567,840	73,516,018
JPMorgan Chase & Co.	3,727,052	175,022,362
Nasdaq Stock Market, Inc.*	2,696,535	81,543,218
NYSE Group, Inc.*^	1,062,030	79,386,742

		972,581,455

Insurance (4.7%)
ACE Ltd.	268,900	14,716,897
Allstate Corp.	68,400	4,290,732
American International Group, Inc.	2,520,906	167,035,231
Chubb Corp.	641,200	33,316,752

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A	837,300	$29,313,873
Hartford Financial Services Group, Inc.	442,400	38,378,200
MetLife, Inc.	602,400	34,144,032
PartnerReinsurance Ltd.^	120,300	8,128,671
RenaissanceReinsurance Holdings Ltd.	335,400	18,648,240
St. Paul Travelers Cos., Inc.	1,037,865	48,665,490
UnumProvident Corp.	792,400	15,364,636
XL Capital Ltd., Class A	232,700	15,986,490

		427,989,244

Real Estate Management & Development (0.3%)
Move, Inc.*^	5,163,560	25,353,080

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.^	925,500	28,523,910
Fannie Mae	1,339,600	74,897,036
Freddie Mac	524,100	34,763,553
Washington Mutual, Inc.	691,450	30,057,332

		168,241,831

Total Financials		2,222,969,744

Health Care (10.8%)
Biotechnology (2.0%)
Amgen, Inc.*	585,500	41,880,815
Applera Corp.- Celera Genomics Group*^	4,172,157	58,076,425
Genentech, Inc.*	422,103	34,907,918
MedImmune, Inc.*	609,960	17,816,932
Vertex Pharmaceuticals, Inc.*^	914,980	30,789,077

		183,471,167

Health Care Equipment & Supplies (0.3%)
Medtronic, Inc.	565,300	26,252,532

Health Care Providers & Services (0.5%)
AmerisourceBergen Corp.	386,200	17,456,240
UnitedHealth Group, Inc.	599,600	29,500,320

		46,956,560

Life Sciences Tools & Services (2.0%)
Affymetrix, Inc.*^‡	5,337,219	115,070,442
Applera Corp.- Applied Biosystems Group‡	2,183,937	72,310,154

		187,380,596

Pharmaceuticals (6.0%)
Abbott Laboratories	728,600	35,380,816
Eli Lilly & Co.	856,100	48,797,700
Johnson & Johnson	1,389,800	90,253,612
Merck & Co., Inc.	2,552,200	106,937,180
Pfizer, Inc.	8,204,500	232,679,620
Wyeth	624,400	31,744,496

		545,793,424

Total Health Care		989,854,279

Industrials (7.4%)
Aerospace & Defense (1.4%)
Boeing Co.	792,100	62,457,085
Northrop Grumman Corp.	493,200	33,572,124
United Technologies Corp.	478,700	30,325,645

		126,354,854

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	523,100	37,631,814

Commercial Services & Supplies (0.4%)
Monster Worldwide, Inc.*	1,145,710	41,463,245

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	96,700	8,240,774
Energy Conversion Devices, Inc.*^	1,201,900	$44,518,376

		52,759,150

Industrial Conglomerates (3.7%)
3M Co.	361,000	26,865,620
General Electric Co.	7,626,400	269,211,920
Textron, Inc.	150,700	13,186,250
Tyco International Ltd.	940,800	26,332,992

		335,596,782

Machinery (0.4%)
Crane Co.	50,000	2,090,000
Eaton Corp.	226,800	15,615,180
SPX Corp.^	368,900	19,714,016

		37,419,196

Road & Rail (0.5%)
CSX Corp.	987,600	32,422,908
Norfolk Southern Corp.	285,900	12,593,895

		45,016,803

Total Industrials		676,241,844

Information Technology (22.4%)
Communications Equipment (5.4%)
ADC Telecommunications, Inc.*	534,800	8,022,000
Cisco Systems, Inc.*	3,700,880	85,120,240
JDS Uniphase Corp.*^	58,700,629	128,554,378
Juniper Networks, Inc.*	8,823,022	152,461,820
Nokia Oyj (ADR)	709,800	13,975,962
QUALCOMM, Inc.	2,736,930	99,487,405
Tellabs, Inc.*	817,300	8,957,608

		496,579,413

Computers & Peripherals (3.2%)
Apple Computer, Inc.*	440,700	33,947,121
Dell, Inc.*	1,149,200	26,247,728
Hewlett-Packard Co.	1,958,400	71,853,696
International Business Machines Corp.	893,700	73,229,778
Network Appliance, Inc.*	1,382,298	51,158,849
Sun Microsystems, Inc.*	7,240,300	35,984,291

		292,421,463

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	272,600	7,477,418
Celestica, Inc.*^	309,300	3,321,882
Flextronics International Ltd.*	1,282,575	16,211,748
Itron, Inc.*^	368,600	20,567,880
Sanmina-SCI Corp.*	1,685,450	6,303,583
Solectron Corp.*	3,426,500	11,170,390

		65,052,901

Internet Software & Services (2.4%)
eBay, Inc.*	3,530,489	100,124,668
Google, Inc., Class A*	79,000	31,750,100
Yahoo!, Inc.*	3,576,231	90,407,120

		222,281,888

IT Services (0.3%)
Electronic Data Systems Corp.	969,100	23,762,332

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	4,142,286	102,935,807
Agere Systems, Inc.*	608,444	9,084,069
Broadcom Corp., Class A*	3,339,329	101,315,242
Intel Corp.	2,910,200	59,862,814
KLA-Tencor Corp.	3,193,609	142,019,792
Silicon Laboratories, Inc.*^‡	4,075,008	126,406,748

		541,624,472

Software (4.5%)
Adobe Systems, Inc.*	1,197,581	44,849,408
Microsoft Corp.	5,050,680	138,035,084
NAVTEQ Corp.*^	4,547,364	118,731,674
Oracle Corp.*	2,100,000	37,254,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Red Hat, Inc.*^	2,241,420	$47,249,134
Salesforce.com, Inc.*^	864,800	31,029,024

		417,148,324

Total Information Technology		2,058,870,793

Materials (1.1%)
Chemicals (0.8%)
E.I. du Pont de Nemours & Co.	78,200	3,350,088
Hercules, Inc.*	5,500	86,735
Lubrizol Corp.	307,700	14,071,121
Monsanto Co.	604,268	28,406,639
PPG Industries, Inc.	360,200	24,162,216

		70,076,799

Containers & Packaging (0.3%)
Crown Holdings, Inc.*	518,700	9,647,820
Owens-Illinois, Inc.*	703,800	10,852,596
Smurfit-Stone Container Corp.*	833,300	9,332,960

		29,833,376

Total Materials		99,910,175

Telecommunication Services (5.9%)
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	2,667,425	86,851,358
BellSouth Corp.	791,995	33,857,786
Embarq Corp.	98,193	4,749,596
Level 3 Communications, Inc.*^	27,502,055	147,135,994
NeuStar, Inc., Class A*^	2,875,616	79,798,344
Verizon Communications, Inc.	3,420,900	127,018,017

		479,411,095

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	210,000	7,665,000
Crown Castle International Corp.*	701,340	24,715,222
Sprint Nextel Corp.	1,963,850	33,680,027

		66,060,249

Total Telecommunication Services		545,471,344

Utilities (0.5%)
Electric Utilities (0.1%)
Entergy Corp.	140,735	11,009,699

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	288,300	5,878,437

Multi-Utilities (0.3%)
Dominion Resources, Inc.	429,800	32,875,402

Total Utilities		49,763,538

Total Common Stocks (98.0%) (Cost $8,164,541,484)		8,995,554,156

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
4.72%, 10/26/06 (p)	$8,100,000	8,072,505

Short-Term Investments of Cash Collateral for Securities Loaned (9.3%)
Allstate Life Global Funding Trust
5.32%, 10/29/07 (l)	4,000,000	4,000,000
American Express Credit Corp.
5.33%, 6/12/07	10,000,000	10,000,000
Bayerische Landesbank N.Y.
5.38%, 10/29/07 (l)	50,000,001	50,000,001
Beta Finance, Inc.
5.37%, 1/15/08 (l)	10,000,000	10,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	$6,000,000	$6,000,000
Canadian Imperial Bank N.Y.
5.33%, 2/23/07 (l)	49,995,462	49,995,462
CC USA, Inc.
5.37%, 1/14/08 (l)	12,000,000	12,000,000
5.38%, 3/10/08 (l)	7,997,576	7,997,576
Citigroup Global Markets, Inc.
5.45%, 10/6/06(l)	34,000,000	34,000,000
Commonwealth Bank Australia
5.33%, 10/29/07 (l)	15,000,000	15,000,000
Deutsche Bank Financial, Inc.
5.51%, 1/12/07 (l)	22,000,000	22,000,000
Deutsche Bank/London
5.34%, 2/28/07 (l)	50,000,000	50,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Fenway Funding LLC
5.34%, 10/10/06	9,948,375	9,948,375
Fifth Third Bancorp
5.31%, 10/29/07 (l)	2,000,000	2,000,000
Five Finance, Inc.
5.38%, 6/19/08 (l)	19,993,297	19,993,297
General Electric Capital Assurance Co.
5.43%, 10/1/07 (l)	25,000,000	25,000,000
Goldman Sachs Group, Inc.
5.50%, 3/7/07 (l)	15,000,000	15,000,000
5.38%, 10/29/07 (l)	5,000,000	5,000,000
5.53%, 10/29/07 (l)	15,000,000	15,000,000
5.54%, 12/28/07 (l)	10,000,000	10,000,000
K2 (USA) LLC
5.38%, 1/24/08 (l)	11,999,130	11,999,130
Lehman Holdings
5.50%, 9/30/08 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.44%, 3/19/07 (l)	10,003,479	10,003,479
5.37%, 8/22/07 (l)	15,000,000	15,000,000
Merrill Lynch Mortgage Capital
5.48%, 10/5/06 (l)	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp. N.Y.
5.33%, 10/27/06 (l)	25,000,000	25,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.46%, 10/29/07 (l)	20,000,000	20,000,000
5.56%, 10/29/07 (l)	20,000,000	20,000,000
Natexis Banques Populaires N.Y.
5.34%, 2/16/07 (l)	27,497,652	27,497,652
5.37%, 1/28/08 (l)	11,000,000	11,000,000
National City Bank/Ohio
5.36%, 12/5/07 (l)	9,999,097	9,999,097
New York Life Global Funding
5.33%, 9/18/08 (l)	25,000,000	25,000,000
New York Life Insurance Co.
5.41%, 12/29/06 (l)	20,000,000	20,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	18,364,874	18,364,874
Pricoa Global Funding I
5.37%, 9/22/08 (l)	20,000,000	20,000,000
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	15,995,791	15,995,791
Skandinaviska Enskilda Banken AB
5.34%, 2/26/07 (l)	25,000,000	25,000,000
Transamerica Occidental Life Insurance Co.
5.48%, 10/1/07 (l)	30,000,000	30,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
UBS Securities LLC
5.42%, 10/2/06	$35,000,000	$35,000,000
Unicredito Italiano N.Y.
5.46%, 10/4/06 (l)	19,998,096	19,998,096
5.48%, 10/4/06 (l)	24,996,445	24,996,445
United of Omaha Life Insurance Co.
5.41%, 5/31/07 (l)	12,500,000	12,500,000
Wells Fargo & Co.
5.39%, 9/29/08(l)	15,000,000	15,000,000
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	35,000,000	35,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		860,289,275

Time Deposit (1.7%)
JPMorgan Chase Nassau
4.78%, 10/2/06	154,590,212	154,590,212

Total Short-Term Investments (11.1%) (Cost/Amortized Cost $1,022,951,531)		1,022,951,992

Total Investments (109.1%) (Cost/Amortized Cost $9,187,493,015)		10,018,506,148
Other Assets Less Liabilities (-9.1%)		(837,245,720)

Net Assets (100%)		9,181,260,428

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At September 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/06	Unrealized Appreciation
S&P 500 Index	410	December-06	$134,244,600	$137,903,500	$3,658,900

Investments in companies which were affiliates for the nine months ended September 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain (Loss)
Affymetrix, Inc.	$151,557,258	$70,619,481	$—	$115,070,442	$—	$—
Applera Corp.- Celera Genomics Group	40,970,453	8,993,403	4,710,134	72,310,154	—	4,647
Silicon Laboratories, Inc.	156,369,711	68,170,807	87,733,901	126,406,748	—	(1,446,686)

	$348,897,422			$313,787,344	$—	$(1,442,039)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,576,196,923
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,354,918,781

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,437,496,276
Aggregate gross unrealized depreciation	(649,839,657)

Net unrealized appreciation	$787,656,619

Federal income tax cost of investments	$9,230,849,529

At September 30, 2006, the Portfolio had loaned securities with a total value of $834,394,926. This was secured by collateral of $860,289,275 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $306,466 as brokerage commissions with Sanford C, Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,927,939,847 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Hotels, Restaurants & Leisure (2.4%)
Hilton Hotels Corp.^	1,545,500	$43,042,175
McDonald’s Corp.	723,800	28,315,056

		71,357,231

Household Durables (2.2%)
Fortune Brands, Inc.^	592,300	44,487,653
Pulte Homes, Inc.^	697,900	22,235,094

		66,722,747

Media (7.5%)
Comcast Corp., Special Class A*^	250,800	9,231,948
News Corp., Class A	3,479,800	68,378,070
Time Warner, Inc.	6,141,100	111,952,253
Viacom, Inc., Class B*	956,100	35,547,798

		225,110,069

Specialty Retail (4.5%)
Bed Bath & Beyond, Inc.*^	174,200	6,664,892
Best Buy Co., Inc.^	157,900	8,457,124
Home Depot, Inc.	2,745,500	99,579,285
Lowe’s Cos., Inc.	724,400	20,326,664

		135,027,965

Total Consumer Discretionary		498,218,012

Consumer Staples (6.8%)
Household Products (2.9%)
Procter & Gamble Co.	1,405,000	87,081,900

Tobacco (3.9%)
Altria Group, Inc.	1,297,600	99,331,280
Loews Corp.- Carolina Group	344,400	19,076,316

		118,407,596

Total Consumer Staples		205,489,496

Energy (11.5%)
Energy Equipment & Services (2.0%)
BJ Services Co.^	486,800	14,667,284
GlobalSantaFe Corp.	283,300	14,162,167
Nabors Industries Ltd.*^	1,104,200	32,849,950

		61,679,401

Oil, Gas & Consumable Fuels (9.5%)
BP plc (ADR)^	592,900	38,882,382
Chevron Corp.	374,200	24,270,612
ConocoPhillips	799,200	47,576,376
Exxon Mobil Corp.	1,400,200	93,953,420
Noble Energy, Inc.^	1,740,492	79,349,030

		284,031,820

Total Energy		345,711,221

Financials (28.3%)
Capital Markets (4.7%)
Franklin Resources, Inc.	111,600	11,801,700
Goldman Sachs Group, Inc.	294,200	49,769,814
Merrill Lynch & Co., Inc.	600,200	46,947,644
Northern Trust Corp.^	564,600	32,989,578

		141,508,736

Commercial Banks (0.9%)
Wachovia Corp.	484,600	27,040,680

Diversified Financial Services (12.1%)
Bank of America Corp.	2,283,723	122,339,041
Citigroup, Inc.	2,618,298	130,050,862
JPMorgan Chase & Co.	2,354,576	110,570,889

		362,960,792

Insurance (7.6%)
ACE Ltd.	846,500	46,328,945
Allstate Corp.	200,000	12,546,000
American International Group, Inc.	1,962,600	130,041,876
Axis Capital Holdings Ltd.	953,300	$33,069,977
MetLife, Inc.	95,100	5,390,268

		227,377,066

Thrifts & Mortgage Finance (3.0%)
Fannie Mae	1,615,100	90,300,241

Total Financials.		849,187,515

Health Care (8.5%)
Health Care Providers & Services (3.8%)
UnitedHealth Group, Inc.	93,800	4,614,960
WellPoint, Inc.*	1,423,300	109,665,265

		114,280,225

Pharmaceuticals (4.7%)
Eli Lilly & Co.	778,300	44,363,100
Merck & Co., Inc.	764,000	32,011,600
Pfizer, Inc.	1,070,800	30,367,888
Wyeth	685,900	34,871,156

		141,613,744

Total Health Care		255,893,969

Industrials (7.7%)
Aerospace & Defense (2.0%)
United Technologies Corp.	943,900	59,796,065

Air Freight & Logistics (1.3%)
United Parcel Service, Inc., Class B	548,400	39,451,896

Electrical Equipment (1.9%)
Emerson Electric Co.	662,600	55,565,636

Industrial Conglomerates (2.1%)
General Electric Co.	1,814,200	64,041,260

Road & Rail (0.4%)
Union Pacific Corp.	131,900	11,607,200

Total Industrials		230,462,057

Information Technology (13.2%)
Communications Equipment (4.5%)
Cisco Systems, Inc.*	1,538,900	35,394,700
Juniper Networks, Inc.*^	65,500	1,131,840
Motorola, Inc.^	1,773,400	44,335,000
QUALCOMM, Inc.^	1,478,600	53,747,110

		134,608,650

Computers & Peripherals (2.8%)
International Business Machines Corp.	701,900	57,513,686
Sun Microsystems, Inc.*	5,061,000	25,153,170

		82,666,856

IT Services (0.2%)
Fiserv, Inc.*^	147,800	6,959,902

Semiconductors & Semiconductor Equipment (1.8%)
Applied Materials, Inc.^	3,101,800	54,994,914

Software (3.9%)
BEA Systems, Inc.*^	183,400	2,787,680
Microsoft Corp.	4,136,600	113,053,278
Oracle Corp.*	117,000	2,075,580

		117,916,538

Total Information Technology		397,146,860

Materials (3.6%)
Chemicals (3.3%)
Air Products & Chemicals, Inc.^	1,102,100	73,146,377
E.I. du Pont de Nemours & Co.	614,300	26,316,612

		99,462,989

Metals & Mining (0.3%)
Alcoa, Inc.	298,200	8,361,528

Total Materials		107,824,517

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.7%)
AT&T, Inc.^	1,547,100	$50,373,576
BellSouth Corp.	509,800	21,793,950
Verizon Communications, Inc.	1,034,400	38,407,272

Total Telecommunication Services		110,574,798

Total Common Stocks (99.9%) (Cost $2,517,903,081).		3,000,508,445

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.7%)
Canadian Imperial Bank N.Y.
5.34%, 1/29/07(l)	$5,000,000	5,000,000
Deutsche Bank/London
5.34%, 1/31/07	2,000,000	2,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	3,000,000	3,000,000
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	7,500,000	7,500,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	80,827,267	80,827,267
Nordea Bank N.Y.
5.32%, 1/3/07 (l)	4,999,685	4,999,685
Pricoa Global Funding 1
5.36%, 5/23/08 (l)	$5,000,000	$5,000,000
Ticonderoga Funding LLC
5.32%, 10/10/06	4,991,150	4,991,150
UBS Securities LLC
5.42%, 10/2/06	60,000,000	60,000,000
Unicredito Italiano Bank (IRE) plc
5.34%, 10/29/07 (l)	5,000,000	5,000,000
Unicredito Italiano N.Y.
5.48%, 10/4/06 (l)	9,998,578	9,998,578
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,160	4,999,160

Total Short-Term Investments of Cash Collateral for Securities Loaned (Amortized Cost $203,315,840)		203,315,840

Total Investments (106.6%) (Cost/Amortized Cost $2,721,218,921)		3,203,824,285
Other Assets Less Liabilities (-6.6%)		(199,508,547)

Net Assets (100%)		$3,004,315,738

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$963,314,249
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,152,959,172

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,393,987
Aggregate gross unrealized depreciation	(22,096,215)

Net unrealized appreciation	$472,297,772

Federal income tax cost of investments	$2,731,526,513

At September 30, 2006, the Portfolio had loaned securities with a total value of $199,754,892. This was secured by collateral of $203,315,840 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $86,040 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (15.9%)
Asset-Backed Securities (0.2%)
DB Master Finance LLC, Series 06-1 A2
5.779%, 6/20/31 §	$1,605,000	$1,630,315

Non-Agency CMO (15.7%)
Adjustable Rate Mortgage Trust, Series 05-4 3A1
4.995%, 8/25/35 (l)	3,310,060	3,262,054
Series 05-9 1A2
5.225%, 11/25/35 (l)	5,530,000	5,482,564
Banc of America Commercial Mortgage, Inc., Series 06-2 A4
5.741%, 5/10/45 (l)	2,055,000	2,127,709
Bear Stearns Alt-A Trust, Series 05-10 24A1
5.957%, 1/25/36 (l)	2,941,913	2,964,483
Series 06-2 23A1
5.990%, 3/25/36 (l)	3,793,608	3,827,389
Series 06-3 22A1
6.242%, 5/25/36 (l)	3,288,188	3,343,220
Chase Mortgage Finance Corp., Series 02-S4 A23
6.250%, 3/25/32	1,821,206	1,814,876
Citigroup Commercial Mortgage Trust, Series 04-C1 A4
5.530%, 4/15/40 (l)	2,335,000	2,353,285
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.115%, 5/25/35 (l)	3,356,230	3,311,239
Countrywide Alternative Loan Trust, Series 05-27 2X1
1.336%, 8/25/35 IO	50,272,170	1,335,229
Series 05-27 2X2
0.378%, 8/25/35 IO	7,180,814	139,164
Series 05-59-2X
1.601%, 11/20/35 IO	19,766,906	720,306
Countrywide Home Loan Mortgage Pass Through Trust, Series 05-12 1A5
5.250%, 5/25/35	5,219,815	5,062,140
Series 06-HYB4 2A1
5.842%, 6/20/36 (l)	4,817,965	4,862,289
CS First Boston Mortgage Securities Corp., Series 01-CP4 ACP
1.090%, 12/15/35 § IO (l)	128,000,000	1,250,227
Series 04-C1 A4
4.750%, 1/15/37	1,875,000	1,808,209
Greenpoint Mortgage Funding Trust, Series 05-AR5 4X1
(Zero Coupon), 11/25/45 PO	19,417,489	406,602
Series 05-AR5 4X2
(Zero Coupon), 11/25/45 PO	9,139,163	142,845
Series 06-AR2 4A1
6.564%, 3/25/36 (l)	3,633,925	3,724,773
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.265%, 5/25/36 (l)	2,233,916	2,266,737
JP Morgan Alternative Loan Trust, Series 06-A2 4A1
6.383%, 5/25/36 (l)	3,275,509	3,330,511
JP Morgan Chase Commercial Mortgage Securities Corp., Series 06-CB15 A4
5.814%, 6/12/43 (l)	1,715,000	1,773,269
Series 06-LDP7 A4
6.066%, 4/15/45 (l)	$1,800,000	$1,880,190
JP Morgan Mortgage Trust, Series 06-A4 1A1
5.852%, 6/25/36 (l)	3,347,338	3,375,424
LB-UBS Commercial Mortgage Trust Series 06-C6
7.000%, 9/15/39 IO	90,588,302	1,737,484
Series 03-C3 A4
4.166%, 5/15/32	2,425,000	2,281,580
Series 04-C2 A4
4.367%, 3/15/36	1,940,000	1,830,723
Series 05-C7 XCL
0.081%, 11/15/40 IO(b)(l)	82,346,831	793,963
Series 06-C4 A4
6.098%, 6/15/38 (l)	1,700,000	1,778,643
Merrill Lynch Mortgage Investors, Inc., Series 06-A1 2A1
6.201%, 3/25/36 (l)	3,417,150	3,465,421
Merrill Lynch Mortgage Trust, Series 04-BPC1 A5
4.855%, 10/12/41 (l)	2,160,000	2,091,746
Series 04-KEY2 A4
4.864%, 8/12/39 (l)	2,755,000	2,668,083
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-2 A4
6.105%, 6/12/46 (l)	1,025,000	1,071,885
Morgan Stanley Capital I, Series 03-1Q4 X1
0.207%, 5/15/40 § IO (l)	122,902,177	4,234,115
Morgan Stanley Mortgage Loan Trust, Series 06-11 1A2
6.354%, 8/25/36 (l)	2,010,000	2,054,186
RESI Finance LP, Series 03-C B3
6.730%, 9/10/35 § (l)	7,649,871	7,783,158
Residential Accredit Loans, Inc., Series 02-QS19 A8
6.000%, 12/25/32	2,228,408	2,217,236
Residential Asset Mortgage Products, Inc., Series 04-SL2 A2
6.500%, 10/25/31	2,750,787	2,798,812
Series 04-SL3 A3
7.500%, 12/25/31	1,549,550	1,626,772
Series 04-SL4 A4
7.000%, 7/25/32	1,799,230	1,845,325
Residential Funding Mortgage Security I, Inc., Series 05-SA3 3A
5.243%, 8/25/35 (l)	3,311,212	3,298,479
Structured Asset Mortgage Investments, Inc., Series 05-AR7 5X1
1.429%, 3/25/46 IO (l)	4,970,150	153,776
Structured Asset Securities Corp., Series 02-11A 1A1
6.594%, 6/25/32 (l)	645,915	648,240
Series 03-21 2A1
4.000%, 8/25/33	3,797,630	3,727,461
Series 06-RM1 AIO
5.000%, 8/25/46 IO (b)	5,775,000	1,267,093
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR11 A4
5.539%, 8/25/36 (l)	3,606,467	3,582,376

		113,521,291

Total Asset-Backed and Mortgage-Backed Securities		115,151,606

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Government Securities (82.4%)
Agency CMO (0.3%)
Federal National Mortgage Association
5.000%, 2/1/18 IO	$2,248,544	$365,733
5.000%, 7/1/18 IO	6,373,244	1,042,220
5.000%, 4/1/19 IO	1,251,358	207,142
Government National Mortgage Association
0.487%, 11/16/45 IO (l)	6,583,747	376,253

		1,991,348

U.S. Government Agencies (26.8%)
Federal Home Loan Mortgage Corp.
5.000%, 10/15/21	40,000,000	39,287,520
4.397%, 8/1/34 (l)	855,644	862,599
4.398%, 9/1/34 (l)	623,391	622,052
4.124%, 1/1/35 (l)	6,425,000	6,451,207
4.601%, 4/1/35 (l)	827,124	819,833
4.682%, 6/1/35 (l)	1,672,149	1,651,835
4.245%, 10/1/35 (l)	1,112,126	1,111,377
5.734%, 5/1/36	953,826	954,903
Federal National Mortgage Association
5.000%, 12/1/17	12,704,907	12,527,198
4.000%, 5/1/19	1,410,149	1,334,573
4.000%, 6/1/19	874,077	827,231
4.000%, 11/1/19	674,760	638,596
5.000%, 12/1/19	3,504,941	3,453,638
4.000%, 3/1/20	641,916	607,513
5.500%, 6/1/20	13,650,057	13,680,370
4.477%, 5/1/33 (l)	995,891	1,001,767
4.308%, 8/1/34 (l)	923,647	919,590
4.380%, 8/1/34 (l)	1,621,992	1,618,470
4.412%, 8/1/34 (l)	1,020,439	1,016,356
6.500%, 8/1/34	3,434,925	3,512,053
4.138%, 11/1/34 (l)	1,167,747	1,157,856
4.124%, 12/1/34 (l)	3,928,908	3,911,332
5.500%, 2/1/35	10,174,772	10,043,490
6.500%, 4/1/35 (l)	3,445,635	3,523,003
4.699%, 5/1/35 (l)	1,107,839	1,099,972
6.500%, 5/1/35	4,403,907	4,502,792
4.515%, 7/1/35 (l)	1,406,644	1,424,256
4.786%, 7/1/35 (l)	2,016,560	2,003,656
4.813%, 7/1/35 (l)	922,283	915,843
4.530%, 8/1/35 (l)	563,099	561,464
4.175%, 9/1/35 (l)	637,235	641,417
4.466%, 1/1/36 (l)	875,452	874,961
6.164%, 1/1/36 (l)	1,582,104	1,635,684
5.811%, 3/1/36 (l)	2,799,556	2,834,371
5.589%, 4/1/36 (l)	1,194,739	1,197,248
6.038%, 5/1/36	1,292,494	1,310,666
5.942%, 6/1/36 (l)	386,813	392,778
5.948%, 6/1/36 (l)	1,918,940	1,938,302
5.000%, 10/25/21 TBA	31,310,000	30,762,075
Government National Mortgage Association
9.000%, 12/15/09	903,954	929,195
5.500%, 7/15/33	9,546,279	9,492,058
5.500%, 4/20/36	20,513,026	20,311,977

		194,363,077

U.S. Treasuries (55.3%)
U.S. Treasury Bonds
7.250%, 5/15/16^	7,780,000	9,324,454
U.S. Treasury Notes
3.125%, 9/15/08^	30,000,000	29,132,820
3.125%, 10/15/08^	31,000,000	30,070,000
3.375%, 11/15/08^	17,200,000	16,749,842
3.000%, 2/15/09^	25,870,000	24,926,159
2.625%, 3/15/09^	39,340,000	37,529,731
3.125%, 4/15/09^	41,390,000	39,915,481
3.625%, 1/15/10	26,110,000	25,335,891
4.000%, 3/15/10^	$30,280,000	$29,705,164
4.000%, 4/15/10^	31,390,000	30,785,491
5.750%, 8/15/10^	18,000,000	18,732,654
5.125%, 6/30/11^	11,700,000	11,958,219
3.625%, 5/15/13^	23,105,000	21,830,621
4.000%, 2/15/14^	16,000,000	15,384,368
4.750%, 5/15/14^	10,520,000	10,609,178
4.250%, 8/15/15^	15,110,000	14,698,600
4.500%, 11/15/15^	24,560,000	24,322,063
Inflation Indexed
1.875%, 7/15/13	10,219,271	9,954,612

		400,965,348

Total Government Securities		597,319,773

Total Long-Term Debt Securities (98.3%) (Cost $714,051,140).		712,471,379

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (32.8%)
American Express Credit Corp.
5.33%, 6/12/07 (l)	5,000,000	5,000,000
Bavaria TRR Corp.
5.31%, 10/3/06	14,929,467	14,929,467
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	15,000,000	15,000,000
Goldman Sachs Group, Inc.
5.52%, 10/1/07 (l)	10,000,000	10,000,000
Lafayette Asset Securitization LLC
5.29%, 10/11/06	14,918,754	14,918,754
Lehman Holdings
5.50%, 9/30/08 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.44%, 3/19/07 (l)	3,001,044	3,001,044
Morgan Stanley
5.56%, 10/29/07 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.36%, 11/13/06 (l)	9,998,859	9,998,859
New York Life Insurance Co.
5.41%, 12/29/06 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	97,305,831	97,305,831
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	19,997,571	19,997,571
Skandinaviska Enskilda Banken AB
5.34%, 2/26/07 (l)	12,500,000	12,500,000
U.S. Bank N.A.
5.32%, 10/2/06 (l)	4,999,787	4,999,787

Total Short-Term Investments of Cash Collateral for Securities Loaned		237,651,313

Time Deposit (7.6%)
JPMorgan Chase Nassau
4.78%, 10/2/06	55,393,728	55,393,728

Total Short-Term Investments (40.4%) (Amortized Cost $293,045,041)		293,045,041

Total Investments (138.7%) (Cost/Amortized Cost $1,007,096,181)		1,005,516,420
Other Assets Less Liabilities (-38.7%)		(280,300,984)

Net Assets (100%)		$725,215,436

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $14,897,815 or 2.05% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest only

PO — Principal only

TBA — Security is subject to delayed delivery.

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$948,203,519
U.S. Government securities	290,142,145

$1,238,345,664

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$963,866,185
U.S. Government securities	329,088,932

$1,292,955,117

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,404,957
Aggregate gross unrealized depreciation	(5,984,718)

Net unrealized depreciation	$(1,579,761)

Federal income tax cost of investments	$1,007,096,181

At September 30, 2006, the Portfolio had loaned securities with a total value of $329,067,946. This was secured by collateral of $237,651,313 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $98,190,162 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,965,902, of which $8,292,448 expires in the year 2012 and $5,673,454 expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.4%)
Macquarie Airports Management Ltd.	2,563,200	$5,872,259
QBE Insurance Group Ltd.	1,698,960	31,062,298

		36,934,557

Austria (0.4%)
OMV AG	193,700	10,025,797

Belgium (1.0%)
Fortis	504,900	20,473,022
KBC Groep N.V.	56,535	5,947,685

		26,420,707

Brazil (0.9%)
Cia de Bebidas das Americas (Preference ADR)^	188,300	8,545,054
Cia Vale do Rio Doce (ADR)	412,600	8,895,656
Petroleo Brasileiro S.A. (ADR)	67,100	5,624,993

		23,065,703

Canada (2.3%)
Canadian Natural Resources Ltd.	175,200	7,999,541
Gerdau Ameristeel Corp.	1,014,900	9,233,393
ING Canada, Inc.	128,600	6,425,101
IPSCO, Inc.	105,700	9,179,647
Nexen, Inc.^	180,900	9,688,321
Teck Cominco Ltd., Class B	130,700	8,200,600
TELUS Corp. (Non-Voting)^	206,800	11,603,711

		62,330,314

China (0.3%)
China Shenhua Energy Co., Ltd., Class H^	4,956,000	7,975,648

Finland (0.1%)
Sampo Oyj, Class A^	156,900	3,267,501

France (13.6%)
Air Liquide^	32,302	6,583,796
Assurances Generales de France^	57,600	7,245,405
BNP Paribas	655,112	70,413,886
Capgemini S.A.^	725,552	38,445,660
Carrefour S.A.^	144,713	9,134,596
Cie Generale d’Optique Essilor International S.A.	129,678	13,264,771
Credit Agricole S.A.^	408,753	17,936,171
France Telecom S.A.	418,400	9,593,148
Groupe Danone	86,805	12,172,598
L’Oreal S.A.^	63,532	6,446,381
Pernod-Ricard S.A.	33,294	6,920,946
Renault S.A.^	250,200	28,667,300
Sanofi-Aventis^	352,744	31,368,060
Societe Generale^	155,900	24,784,534
Societe Television Francaise 1	695,544	22,194,414
Total S.A.	421,028	27,600,201
Vinci S.A.^	262,201	29,162,166

		361,934,033

Germany (6.6%)
Allianz AG (Registered)	26,300	4,546,903
Bayer AG^	485,636	24,730,212
Continental AG	217,600	25,204,961
Deutsche Lufthansa AG (Registered)	769,200	16,281,958
E.ON AG^	170,200	20,154,367
Epcos AG*^	270,900	4,121,383
MAN AG	56,100	4,742,856
Muenchener Rueckversicherungs AG (Registered)^	135,600	21,421,599
RWE AG	200,710	$18,496,643
SAP AG^	137,841	27,309,018
TUI AG^	435,400	8,979,119

		175,989,019

Hong Kong (1.1%)
Esprit Holdings Ltd.	1,428,500	13,025,111
Li & Fung Ltd.	5,820,000	14,459,906
Sino Land Co.^	1,574,300	2,788,070

		30,273,087

Ireland (0.9%)
CRH plc	693,529	23,447,909

Italy (4.3%)
Banca Popolare di Verona e Novara S.c.r.l.	315,000	8,694,782
Buzzi Unicem S.p.A.^	237,667	5,614,856
ENI S.p.A.^	1,729,332	51,195,054
Fondiaria-Sai S.p.A.^	145,800	6,388,501
Italcementi S.p.A.^	365,200	9,238,463
UniCredito Italiano S.p.A.	4,146,868	34,381,180

		115,512,836

Japan (23.9%)
Canon, Inc.	780,400	40,717,097
Daiwa House Industry Co., Ltd.	50,000	866,048
East Japan Railway Co.^	1,720	12,033,371
EDION Corp.	416,000	7,135,053
Hitachi Ltd.	766,000	4,470,199
Honda Motor Co., Ltd.^	556,600	18,715,978
Hoya Corp.^	514,300	19,384,534
Isuzu Motors Ltd.^	2,600,000	8,522,424
Itochu Corp.	1,381,000	10,702,706
Japan Tobacco, Inc.	5,580	21,693,305
JFE Holdings, Inc.^	606,300	23,776,471
Kobe Steel Ltd.	2,463,000	7,739,576
Kyocera Corp.	91,300	7,818,092
Leopalace21 Corp.^	250,900	9,159,183
Mitsubishi Corp.	407,000	7,652,903
Mitsubishi UFJ Financial Group, Inc.^	3,379	43,502,139
Mitsui & Co., Ltd.^	3,594,000	45,722,170
Mitsui Chemicals, Inc.^	1,705,000	12,275,018
Mitsui O.S.K. Lines Ltd.^	1,999,000	14,781,070
NGK Insulators Ltd.	97,000	1,363,825
Nippon Mining Holdings, Inc.	682,500	4,826,896
Nippon Telegraph & Telephone Corp.	3,038	14,924,321
Nissan Motor Co., Ltd.^	532,100	5,962,549
Nitto Denko Corp.^	314,600	18,652,437
Nomura Holdings, Inc.	1,390,000	24,488,206
ORIX Corp.^	165,180	45,679,304
Rengo Co., Ltd.^	500,000	3,328,675
Secom Co., Ltd.	100	4,955
Sharp Corp.^	439,000	7,529,539
Sony Corp.^	144,400	5,846,203
Sumitomo Heavy Industries Ltd.	1,264,000	10,588,201
Sumitomo Metal Industries Ltd.	2,615,000	10,033,414
Sumitomo Mitsui Financial Group, Inc.^	6,400	67,217,211
Takeda Pharmaceutical Co., Ltd.	310,200	19,363,689
Tokyo Electric Power Co., Inc.	406,500	11,706,263
Tokyo Gas Co., Ltd.	2,316,000	11,612,857
Toyota Motor Corp.	1,048,500	57,014,102

		636,809,984

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Mexico (1.2%)
America Movil S.A. de C.V. (ADR)	786,600	$30,968,442

Netherlands (5.7%)
ABN AMRO Holding N.V.	427,003	12,440,839
European Aeronautic Defence & Space Co. N.V.^	516,520	14,839,563
ING Groep N.V. (CVA)	1,866,197	82,007,335
Koninklijke Philips Electronics N.V.	217,400	7,620,082
Mittal Steel Co. N.V.	281,846	9,832,563
Royal Dutch Shell plc, Class A	279,200	9,184,981
Royal Dutch Shell plc, Class B	184,368	6,243,794
Wolters Kluwer N.V. (CVA)	360,300	9,388,354

		151,557,511

Norway (0.4%)
Norsk Hydro ASA	483,300	10,806,068

Russia (0.1%)
LUKOIL (ADR)^	47,796	3,591,869

Singapore (0.4%)
Flextronics International Ltd.*	608,400	7,690,176
Neptune Orient Lines Ltd.	1,431,000	1,831,146

		9,521,322

South Korea (0.2%)
Samsung Electronics Co., Ltd.	7,718	5,414,424

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.^	1,385,091	32,020,793
Endesa S.A.^	205,300	8,725,140
Repsol YPF S.A.^	686,700	20,416,018

		61,161,951

Switzerland (12.3%)
ABB Ltd. (Registered)	2,223,056	29,163,261
Alcon, Inc.	58,700	6,721,150
Credit Suisse Group (Registered)	1,181,638	68,177,766
Nestle S.A. (Registered)	112,222	39,019,731
Nobel Biocare Holding AG	46,533	11,420,336
Novartis AG (Registered)	533,634	31,066,057
Roche Holding AG	272,413	46,968,133
Swiss Reinsurance (Registered)	173,604	13,249,255
UBS AG (Registered)	813,290	48,513,969
Xstrata plc	836,940	34,503,401

		328,803,059

United Kingdom (15.1%)
AstraZeneca plc	778,005	48,510,300
Aviva plc	1,370,528	20,045,409
BAE Systems plc	2,110,800	15,584,189
Barclays plc	1,720,400	21,659,807
BG Group plc	1,044,062	12,657,159
BHP Billiton plc	173,700	2,991,548
BP plc	1,440,736	15,662,917
British American Tobacco plc	1,138,054	30,696,956
Corus Group plc	1,062,220	7,698,594
Friends Provident plc	3,402,120	12,296,906
George Wimpey plc	750,583	7,262,627
HBOS plc	1,038,210	20,498,658
J. Sainsbury plc	2,115,800	14,840,543
Man Group plc	2,660,542	22,264,522
Marks & Spencer Group plc	1,168,142	14,019,548
Persimmon plc	299,000	7,472,958
Punch Taverns plc	385,250	6,976,791
Rio Tinto plc	645,862	30,486,686
Royal & Sun Alliance Insurance Group	627,964	$1,747,778
Royal Bank of Scotland Group plc	817,812	28,093,151
SABMiller plc	544,361	10,148,054
Standard Chartered plc	492,950	12,596,625
Vodafone Group plc	10,573,937	24,146,313
Whitbread plc	281,709	6,814,527
Wolverhampton & Dudley Breweries plc	266,500	7,168,445

		402,341,011

Total Common Stocks (94.5%) (Cost $2,091,367,985)		2,518,152,752

	Number of Warrants
WARRANTS:
Bahamas (0.6%)
High Tech Computer Corp., $25.27, expiring 9/25/08*	592,507	15,634,483

United Kingdom (0.4%)
Foxconn Technology Co., Ltd., $9.74, expiring 8/22/08*	1,152,000	10,321,920

Total Warrants (1.0%) (Cost $17,203,062)		25,956,403

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (24.8%)
Allstate Life Global Funding Trust
5.32%, 10/29/07 (l)	$2,000,000	2,000,000
Allstate Life Insurance Co.
5.34, 10/29/07 (l)	15,000,000	15,000,000
American Express Credit Corp.
5.33%, 6/12/07 (l)	5,000,000	5,000,000
Bank of America Corp.
5.37%, 8/8/08 (l)	9,000,000	9,000,000
Bavaria TRR Corp.
5.32%, 10/3/06	14,929,467	14,929,467
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
5.38%, 3/10/08 (l)	9,997,138	9,997,138
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	3,000,000	3,000,000
CC USA, Inc.
5.38%, 2/15/08 (l)	9,996,992	9,996,992
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	15,000,000	15,000,000
Deutsche Bank/London
5.34%, 1/31/07 (l)	8,000,000	8,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Fenway Funding LLC
5.34%, 10/10/06	9,948,375	9,948,375
Fifth Third Bancorp
5.31%, 10/29/07 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
5.50%, 3/7/07 (l)	15,000,000	15,000,000
5.38%,10/29/07 (l)	5,000,000	5,000,000
5.52%, 10/01/07 (l)	10,000,000	10,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,996,240	9,996,240

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Holdings
5.50%, 9/30/08 (l)	$10,000,000	$10,000,000
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.44%, 3/19/07 (l)	17,005,838	17,005,838
Metropolitan Life Insurance Co.
5.45%, 12/15/06 (l)	6,000,000	6,000,000
Mitsubishi UFJ Trust and Banking Corp. N.Y.
5.33%, 10/27/06 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.36%, 11/13/06 (l)	24,997,147	24,997,147
New York Life Insurance Co.
5.41%, 12/29/06 (l)	15,000,000	15,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	123,878,430	123,878,430
Pricoa Global Funding, Inc.
5.37%, 9/22/08 (l)	20,000,000	20,000,000
Santander U.S. Debt S.A. UNI
5.52%, 2/6/08 (l).	9,996,409	9,996,409
Skandinaviska Enskilda Banken AB
5.34%, 2/26/07 (l)	12,500,000	12,500,000
Ticonderoga Funding LLC
5.32%, 10/10/06	11,978,760	11,978,760
U.S. Bank N.A.
5.32%, 10/2/06 (l)	17,001,011	17,001,011
UBS Securities LLC
5.42%, 10/2/06	120,000,000	120,000,000
Unicredito Italiano Bank (IRE) plc
5.34%, 10/29/07 (l)	10,000,000	10,000,000
Unicredito Italiano N.Y.
5.48%, 10/4/06 (l)	24,996,445	24,996,445
Wells Fargo & Co.
5.39%, 9/29/08 (l)	12,000,000	12,000,000
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	37,000,000	37,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		661,222,252

Time Deposit (1.6%)
JPMorgan Chase Nassau
4.78%, 10/2/06	41,225,781	41,225,781

Total Short-Term Investments (26.4%) (Amortized Cost $702,448,033)		702,448,033

Total Investments (121.9%) (Cost/Amortized Cost $2,811,019,080)		3,246,557,188
Other Assets Less Liabilities (-21.9%)		(583,609,609)

Net Assets (100%)		$2,662,947,579

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		10.7%
Consumer Staples		6.3
Energy		7.6
Financials
Capital Markets	6.5%
Commercial Banks	15.0
Consumer Finance	1.7
Diversified Financial Services	4.4
Insurance	4.8
Real Estate	0.5

Total Financials		32.9
Health Care		7.8
Industrials		8.3
Information Technology		5.8
Materials		10.0
Telecommunication Services		3.4
Utilities		2.7
Cash and Other		4.5

		100.0%

At September 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/06	Unrealized Appreciation
Dow Jones Euro Stoxx 50	274	December-06	$13,000,220	$13,581,612	$581,392

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,387,420,470
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,313,228,621

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$479,503,573
Aggregate gross unrealized depreciation	(58,115,531)

Net unrealized appreciation	$421,388,042

Federal income tax cost of investments	$2,825,169,146

At September 30, 2006, the Portfolio had loaned securities with a total value of $628,926,712. This was secured by collateral of $661,222,252 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $150,710,755 of which $51,342,146 expires in the year 2009, $61,620,674 expires in the year 2010, and $37, 747,935 expires in the year 2011.

Included in the capital loss carryforward amounts are $25,861,953 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganiation that occurred during the year ended 2003, and $23,155,136 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.5%)
Hotels, Restaurants & Leisure (3.3%)
Hilton Hotels Corp.	183,600	$5,113,260
Las Vegas Sands Corp.*^	43,000	2,939,050
McDonald’s Corp.	406,600	15,906,192
Starwood Hotels & Resorts Worldwide, Inc.^	62,400	3,568,656

		27,527,158

Multiline Retail (2.8%)
Kohl’s Corp.*	156,000	10,127,520
Target Corp.	241,500	13,342,875

		23,470,395

Specialty Retail (0.4%)
Lowe’s Cos., Inc.	115,466	3,239,976

Total Consumer Discretionary		54,237,529

Consumer Staples (5.3%)
Food & Staples Retailing (1.0%)
Walgreen Co.	72,700	3,227,153
Whole Foods Market, Inc.^	82,700	4,914,861

		8,142,014

Household Products (4.3%)
Procter & Gamble Co.	584,400	36,221,112

Total Consumer Staples		44,363,126

Energy (6.6%)
Energy Equipment & Services (6.6%)
Baker Hughes, Inc.	55,900	3,812,380
GlobalSantaFe Corp.	201,200	10,057,988
Halliburton Co.	956,100	27,201,045
Nabors Industries Ltd.*^	219,500	6,530,125
Schlumberger Ltd.	117,500	7,288,525

		54,890,063

Total Energy		54,890,063

Financials (19.1%)
Capital Markets (12.7%)
Franklin Resources, Inc.	195,100	20,631,825
Goldman Sachs Group, Inc.^	115,400	19,522,218
Legg Mason, Inc.^	220,290	22,218,449
Merrill Lynch & Co., Inc.	230,100	17,998,422
Northern Trust Corp.	87,700	5,124,311
UBS AG (Registered)	348,100	20,645,811

		106,141,036

Diversified Financial Services (4.0%)
Chicago Mercantile Exchange Holdings, Inc.^	15,165	7,252,661
JPMorgan Chase & Co.	394,500	18,525,720
Nasdaq Stock Market, Inc.*	38,510	1,164,543
NYSE Group, Inc.*^	85,400	6,383,650

		33,326,574

Insurance (2.4%)
American International Group, Inc.	302,499	20,043,584

Total Financials		159,511,194

Health Care (23.5%)
Biotechnology (7.1%)
Amgen, Inc.*	44,101	3,154,545
Genentech, Inc.*	370,300	30,623,810
Gilead Sciences, Inc.*^	367,500	25,247,250

		59,025,605

Health Care Equipment & Supplies (3.1%)
Alcon, Inc.	226,600	25,945,700

Health Care Providers & Services (10.8%)
Caremark Rx, Inc.	413,400	23,427,378
Medco Health Solutions, Inc.*	185,400	$11,144,394
UnitedHealth Group, Inc.	216,000	10,627,200
WellPoint, Inc.*	575,600	44,349,980

		89,548,952

Pharmaceuticals (2.5%)
Teva Pharmaceutical Industries Ltd. (ADR)^	616,500	21,016,485

Total Health Care		195,536,742

Industrials (6.6%)
Aerospace & Defense (5.3%)
Boeing Co.	455,200	35,892,520
Rockwell Collins, Inc.^	100,700	5,522,388
United Technologies Corp.	43,200	2,736,720

		44,151,628

Electrical Equipment (0.8%)
Emerson Electric Co.	82,200	6,893,292

Industrial Conglomerates (0.3%)
Textron, Inc.	23,200	2,030,000

Road & Rail (0.2%)
CSX Corp.	54,600	1,792,518

Total Industrials		54,867,438

Information Technology (28.7%)
Communications Equipment (7.0%)
Cisco Systems, Inc.*	305,800	7,033,400
Corning, Inc.*	762,200	18,605,302
Juniper Networks, Inc.*^	219,100	3,786,048
Motorola, Inc.	68,800	1,720,000
QUALCOMM, Inc.	743,000	27,008,050

		58,152,800

Computers & Peripherals (8.0%)
Apple Computer, Inc.*	621,800	47,897,254
Hewlett-Packard Co.	142,800	5,239,332
Network Appliance, Inc.*^	370,350	13,706,653

		66,843,239

Internet Software & Services (8.4%)
Google, Inc., Class A*	107,320	43,131,908
Yahoo!, Inc.*^	1,071,950	27,098,896

		70,230,804

Semiconductors & Semiconductor Equipment (5.3%)
Advanced Micro Devices, Inc.*^	794,200	19,735,870
Broadcom Corp., Class A*^	714,750	21,685,515
NVIDIA Corp.*^	100,600	2,976,754

		44,398,139

Total Information Technology		239,624,982

Materials (2.1%)
Chemicals (2.1%)
Monsanto Co.	365,600	17,186,856

Total Materials		17,186,856

Telecommunication Services (1.2%)
Wireless Telecommunication Services (1.2%)
America Movil S.A. de C.V. (ADR)^	263,100	10,358,247

Total Telecommunication Services		10,358,247

Total Common Stocks (99.6%) (Cost $765,313,933)		830,576,177

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.6%)
New York Life Insurance Co.
5.41%, 12/29/06 (l)	$3,000,000	$3,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	60,034,133	60,034,133
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	8,999,798	8,999,798

Total Short-Term Investments of Cash Collateral for Securities Loaned		72,033,931

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.78%, 10/2/06	3,988,688	3,988,688

Total Short-Term Investments (9.1%) (Amortized Cost $76,022,619)		76,022,619

Total Investments (108.7%) (Cost/Amortized Cost $841,336,552)		906,598,796
Other Assets Less Liabilities (-8.7%)		(72,561,195)

Net Assets (100%)		$834,037,601

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$538,235,456
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$734,841,143

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,095,880
Aggregate gross unrealized depreciation	(25,856,890)

Net unrealized appreciation	$64,238,990

Federal income tax cost of investments	$842,359,806

At September 30, 2006, the Portfolio had loaned securities with a total value of $70,741,645. This was secured by collateral of $72,033,931 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $9,500 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $607,475,722 of which $245,011,495 expires in the year 2009, $258,581,589 expires in the year 2010 and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.9%)
Asset-Backed Securities (3.1%)
Bayview Financial Acquisition Trust, Series 05-D AF2
5.402%, 12/28/35 (l)	$7,075,000	$7,051,787
Capital Auto Receivables Asset Trust, Series 05-SN1A A3A
4.100%, 6/15/08	5,575,000	5,551,867
Capital One Prime Auto Receivables Trust, Series 05-1 A3
4.320%, 8/15/09	9,355,000	9,289,661
Citifinancial Mortgage Securities, Inc., Series 03-1 AFPT
3.360%, 1/25/33 (e)	2,010,967	1,871,466
Credit-Based Asset Servicing and Securitization, Series 05-CB7 AF2
5.146%, 11/25/35 (e)	4,620,000	4,592,168
DB Master Finance LLC, Series 06-1 A2
5.779%, 6/20/31 §	2,000,000	2,031,546
Home Equity Mortgage Trust, Series 05-4 A3
4.742%, 1/25/36 (e)	4,995,000	4,941,204
Series 06-1 A2
5.300%, 5/25/36 (e)	2,335,000	2,357,437
IXIS Real Estate Capital Trust, Series 06-HE3 A2
5.424%, 1/25/37 (l)	10,075,000	10,075,000
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	4,510,000	4,347,985
Providian Gateway Master Trust, Series 04-DA A
3.350%, 9/15/11 (b)	6,465,000	6,349,845
Residential Asset Securities Corp., Series 03-KS3 A2
5.630%, 5/25/33 (l)	715,262	715,590
Residential Funding Mortgage Securities II, Inc., Series 05-HI2 A3
4.460%, 5/25/35	4,080,000	4,024,022

		63,199,578

Non-Agency CMO (15.8%)
Banc of America Commercial Mortgage, Inc., Series 01-PB1 A2
5.787%, 5/11/35	5,351,677	5,473,677
Series 04-3 A5
5.481%, 6/10/39 (l)	6,965,000	7,021,004
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,025,665
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,049,370
Bear Stearns Alt-A Trust,
Series 05-10 24A1
5.957%, 1/25/36 (l)	8,701,752	8,768,509
Series 06-1 22A1
5.421%, 2/25/36 (l)	10,329,800	10,309,170
Series 06-2 23A1
5.990%, 3/25/36 (l)	8,236,457	8,309,799
Series 06-3 22A1
6.242%, 5/25/36 (l)	4,909,320	4,991,483
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7 A3
5.116%, 2/11/41 (l)	$19,680,000	$19,393,272
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.115%, 5/25/35 (l)	8,944,268	8,824,367
Series 06-AR1 3A1
5.500%, 3/25/36 (l)	13,809,609	13,763,205
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
6.022%, 6/15/38 (l)	7,900,000	8,212,101
Series 06-C4 A3
5.467%, 9/15/39	11,725,000	11,811,179
CS First Boston Mortgage Securities Corp., Series 03-CK2 A2
3.861%, 3/15/36	5,425,000	5,303,001
Series 04-C1 A4
4.750%, 1/15/37	3,280,000	3,163,160
GE Capital Commercial Mortgage Corp., Series 05-C3 A3FX
4.863%, 7/10/45	7,710,000	7,630,194
Greenwich Capital Commercial Funding Corp., Series 03-C1 A4
4.111%, 7/5/35	6,385,000	5,988,944
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,175,979
Series 05-GG3 A2
4.305%, 8/10/42	9,040,000	8,831,653
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.265%, 5/25/36 (l)	5,701,625	5,785,393
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,702,992
Series 05-LDP4 A2
4.790%, 10/15/42	5,590,000	5,510,753
Series 06-CB14 A4
5.481%, 12/12/44 (l)	3,790,000	3,822,699
Series 06-CB15 A4
5.814%, 6/12/43 (l)	5,940,000	6,141,817
LB-UBS Commercial Mortgage Trust, Series 03-C3 A4
4.166%, 5/15/32	9,370,000	8,815,839
Series 04-C2 A4
4.367%, 3/15/36	2,885,000	2,722,493
Series 04-C4 A4
5.304%, 6/15/29 (l)	2,985,000	3,012,742
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,358,140
Series 05-C1 A4
4.742%, 2/15/30	5,930,000	5,703,311
Series 05-C7 A4
5.197%, 11/15/30 (l)	6,090,000	6,030,342
Series 06-C3 A4
5.661%, 3/15/39 (l)	10,365,000	10,608,205
Series 06-C6 A4
5.372%, 9/15/39	11,165,000	11,188,223
Merrill Lynch Mortgage Investors, Inc., Series 05-A8 A1C1
5.250%, 8/25/36 §(l)	7,364,417	7,305,759
Series 06-A1 2A1
6.201%, 3/25/36 (l)	8,654,354	8,776,606
Merrill Lynch Mortgage Trust, Series 05-CKI1 A6
5.417%, 11/12/37 (l)	2,575,000	2,568,223
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	10,910,514

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-2 A4
6.105%, 6/12/46 (l)		$5,855,000	$6,122,818
Series 06-3 A4
5.414%, 7/12/46 (l)		9,640,000	9,667,956
Morgan Stanley Capital I, Series 05-T17 A5
4.780%, 12/13/41		9,300,000	8,971,994
Residential Funding Mortgage Security I, Inc., Series 05-SA3 3A
5.243%, 8/25/35 (l)		6,886,111	6,859,631
Structured Adjustable Rate Mortgage Loan Trust, Series 06-3 2A1
6.013%, 4/25/36 (l)		7,326,381	7,418,940
Washington Mutual, Inc., Series 05-AR2 2A22
5.550%, 1/25/45 (l)		2,574,478	2,582,623
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR11 A4
5.539%, 8/25/36 (l)		13,020,624	12,933,646

			326,567,391

Total Asset-Backed and Mortgage-Backed Securities			389,766,969

Consumer Discretionary (2.2%)
Automobiles (0.1%)
DaimlerChrysler N.A. Holding Corp.
4.875%, 6/15/10^		1,970,000	1,914,058

Household Durables (0.4%)
Centex Corp.
5.450%, 8/15/12		2,849,000	2,781,533
Fortune Brands, Inc.
2.875%, 12/1/06		2,050,000	2,041,181
Toll Brothers Finance Corp.
6.875%, 11/15/12		2,005,000	2,028,777

			6,851,491

Media (1.7%)
British Sky Broadcasting Group plc
6.875%, 2/23/09		1,450,000	1,498,250
BSKYB Finance UK plc
5.625%, 10/15/15^(b)		3,740,000	3,660,267
Clear Channel Communications, Inc.
5.500%, 9/15/14^		4,390,000	4,078,705
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		3,065,000	3,966,000
Comcast Cable Communications, Inc.
6.875%, 6/15/09		3,930,000	4,086,559
Comcast Corp.
5.500%, 3/15/11^		4,290,000	4,311,827
5.300%, 1/15/14^		3,365,000	3,276,999
News America, Inc.
6.550%, 3/15/33^		2,205,000	2,172,212
Time Warner Entertainment Co. LP
8.375%, 3/15/23		5,175,000	5,976,468
WPP Finance UK Corp.
5.875%, 6/15/14^		2,445,000	2,451,741

			35,479,028

Total Consumer Discretionary			44,244,577

Consumer Staples (1.1%)
Food & Staples Retailing (0.4%)
Kroger Co.
7.800%, 8/15/07		3,860,000	3,920,633
Safeway, Inc.
4.800%, 7/16/07		$1,500,000	$1,492,401
4.125%, 11/1/08		1,496,000	1,456,044
6.500%, 3/1/11		1,090,000	1,125,100

			7,994,178

Food Products (0.5%)
ConAgra Foods, Inc.
7.875%, 9/15/10		1,587,000	1,726,016
6.750%, 9/15/11		695,000	733,692
Kraft Foods, Inc.
4.125%, 11/12/09^.		9,040,000	8,759,245

			11,218,953

Tobacco (0.2%)
Altria Group, Inc.
7.750%, 1/15/27^.		3,410,000	4,128,872

Total Consumer Staples			23,342,003

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Enterprise Products Operating LP
5.600%, 10/15/14		2,245,000	2,196,752
Hess Corp.
7.875%, 10/1/29		3,410,000	4,029,703

Total Energy			6,226,455

Financials (7.9%)
Capital Markets (0.4%)
Credit Suisse First Boston USA, Inc.
5.500%, 8/15/13		1,005,000	1,013,928
Goldman Sachs Group, Inc.
4.750%, 7/15/13		3,590,000	3,447,355
UBS Preferred Funding Trust I
8.622%, 10/29/49 (l)		3,535,000	3,933,861

			8,395,144

Commercial Banks (3.1%)
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11^		975,000	1,053,289
Barclays Bank plc
8.550%, 9/29/49 § (l)		4,180,000	4,698,274
BOI Capital Funding No. 2 LP
5.571%, 12/31/49 § (l)		800,000	771,670
Huntington National Bank
4.375%, 1/15/10		3,135,000	3,050,066
Korea Development Bank
4.625%, 9/16/10^		3,000,000	2,925,576
Kreditanstalt fuer Wiederaufbau
1.850%, 9/20/10^	JPY	4,533,000,000	39,678,772
Resona Bank Ltd.
5.850%, 9/29/49 (b)(l)		$860,000	840,771
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 § (l)		1,535,000	1,493,893
Wachovia Capital Trust III
5.800%, 12/31/49 (l)		3,395,000	3,404,214
Wells Fargo & Co.
4.200%, 1/15/10		3,080,000	2,992,272
Zions Bancorp
5.500%, 11/16/15		2,390,000	2,361,361

			63,270,158

Consumer Finance (1.2%)
American General Finance Corp.
4.625%, 5/15/09		7,590,000	7,463,847
Boeing Capital Corp.
4.750%, 8/25/08		3,265,000	3,242,220
HSBC Finance Corp.
6.500%, 11/15/08		6,940,000	7,114,201
7.000%, 5/15/12		2,340,000	2,530,048

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
MBNA Corp.
4.625%, 9/15/08	$3,695,000	$3,653,767

		24,004,083

Diversified Financial Services (2.0%)
CIT Group, Inc.
7.750%, 4/2/12^	8,410,000	9,311,628
General Electric Capital Corp.
4.375%, 11/21/11^	3,800,000	3,662,550
6.750%, 3/15/32^	5,000	5,715
JPMorgan Chase & Co.
6.750%, 2/1/11	6,910,000	7,307,532
MUFG Capital Finance 1 Ltd.
6.346%, 12/29/49 (l)	1,690,000	1,703,708
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 § (l)	1,590,000	1,645,650
Textron Financial Corp.
4.125%, 3/3/08	5,725,000	5,628,190
UFJ Finance Aruba AEC
6.750%, 7/15/13	2,520,000	2,696,922
Washington Mutual Finance Corp.
6.875%, 5/15/11	8,730,000	9,307,716

		41,269,611

Insurance (0.6%)
Assurant, Inc.
5.625%, 2/15/14	2,710,000	2,698,618
Liberty Mutual Group, Inc.
5.750%, 3/15/14^ §	2,795,000	2,748,625
Zurich Capital Trust I
8.376%, 6/1/37 §	6,100,000	6,419,097

		11,866,340

Real Estate Investment Trusts (REIT) (0.2%)
iStar Financial, Inc. (REIT)
5.150%, 3/1/12^	2,035,000	1,985,362
Simon Property Group LP (REIT)
6.375%, 11/15/07	2,575,000	2,597,251

		4,582,613

Thrifts & Mortgage Finance (0.4%)
Countrywide Home Loans, Inc.
4.250%, 12/19/07	4,495,000	4,440,179
Washington Mutual, Inc.
4.000%, 1/15/09^	5,270,000	5,129,317

		9,569,496

Total Financials		162,957,445

Government Securities (60.1%)
Agency CMO (0.8%)
Federal Home Loan Mortgage Corp.
5.875%, 5/15/16	16,626,340	16,681,420

Foreign Governments (9.4%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 2/21/12^	JPY 7,107,000,000	61,154,391
Norwegian Government Bond
6.000%, 5/16/11	NOK 84,499,000	14,043,181
Swedish Government Bond
5.000%, 1/28/09^	SEK 156,185,000	22,040,721
5.250%, 3/15/11	303,460,000	44,236,079
United Mexican States
8.000%, 12/24/08	MXN 236,980,000	21,705,526
9.000%, 12/20/12	99,685,000	9,421,303
5.625%, 1/15/17	$20,750,000	20,568,438

		193,169,639

U.S. Government Agencies (39.5%)
Federal Home Loan Mortgage Corp.
5.000%, 4/1/21	374,661	368,052
3.873%, 10/1/34 (l)	6,413,622	6,404,486
4.426%, 5/1/35 (l)	$9,514,535	$9,400,394
4.530%, 6/1/35 (l)	8,995,898	8,926,148
4.500%, 8/1/35	1,765,135	1,650,216
4.500%, 9/1/35	7,814,779	7,305,998
4.500%, 10/1/35	28,863,491	26,984,331
Federal National Mortgage Association
5.500%, 6/1/09	8,908	8,887
5.500%, 10/1/13	674,412	675,313
5.500%, 12/1/13	12,943	13,000
5.500%, 2/1/14	45,615	45,818
5.500%, 3/1/14	38,020	38,189
5.500%, 10/1/16	46,361	46,493
5.500%, 11/1/16	418,223	419,415
5.500%, 2/1/17	306,706	307,581
5.500%, 8/1/17	241,566	242,102
5.500%, 9/1/17	5,907,732	5,920,851
5.500%, 10/1/17	401,833	402,725
5.500%, 11/1/17	1,547,659	1,551,097
5.500%, 12/1/17	242,335	242,873
5.500%, 2/1/18	3,405,781	3,412,860
5.500%, 3/1/18	1,591,787	1,595,025
5.500%, 4/1/18	617,637	618,927
5.500%, 5/1/18	261,028	261,480
5.500%, 7/1/18	5,958,225	5,968,546
5.500%, 9/1/18	13,294	13,317
5.500%, 10/1/18	782,397	783,753
5.500%, 11/1/18	1,944,133	1,947,501
5.500%, 12/1/18	4,979,514	4,989,707
5.500%, 1/1/19	227,821	228,216
5.000%, 4/1/19	33,298,950	32,833,183
5.500%, 4/1/19	5,368,762	5,378,062
5.500%, 5/1/19	566,329	567,587
5.500%, 6/1/19	121,604	121,703
5.500%, 7/1/19	816,367	817,034
5.500%, 8/1/19	7,486,041	7,492,163
5.500%, 9/1/19	862,626	863,511
5.500%, 10/1/19	22,137	22,155
5.500%, 11/1/19	1,346,394	1,348,252
5.500%, 12/1/19	345,960	346,243
5.500%, 3/1/20	220,885	221,221
4.500%, 4/1/20	959,636	926,219
5.500%, 6/1/20	3,155,910	3,162,918
4.500%, 8/1/20	1,456,902	1,406,168
4.500%, 9/1/20	3,415,685	3,296,741
4.500%, 10/1/20	7,198,665	6,947,987
4.500%, 11/1/20	25,403,886	24,519,250
4.500%, 12/1/20	4,392,368	4,239,413
4.500%, 1/1/21	23,058,336	22,626,112
4.500%, 3/1/21	1,766,467	1,704,393
5.000%, 3/1/21	942,263	925,936
4.500%, 4/1/21	6,254,338	6,034,559
5.000%, 4/1/21	980,434	963,445
4.500%, 5/1/21	4,000,001	3,859,441
4.500%, 6/1/21	1,125,683	1,086,126
5.000%, 6/1/21	967,567	950,801
4.500%, 7/1/21	881,979	850,986
4.500%, 8/1/21	367,295	354,388
4.500%, 9/1/21	298,017	287,545
9.000%, 8/1/26	7,835	8,515
5.500%, 4/1/33	14,812,214	14,634,154
5.500%, 7/1/33	43,316,573	42,795,857
5.500%, 4/1/34	8,202,670	8,104,064
5.500%, 5/1/34	4,968,897	4,909,165
4.124%, 12/1/34 (l)	7,043,320	7,011,813
5.500%, 2/1/35	48,673,929	48,081,539
4.755%, 6/1/35 (l)	8,989,974	8,881,883
6.500%, 1/1/36	7,317,167	7,467,736
5.811%, 3/1/36 (l)	10,550,707	10,681,913

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 10/25/21 TBA	$3,760,000	$3,627,227
5.000%, 10/25/36 TBA	57,460,000	55,215,497
5.500%, 10/25/36 TBA	199,000,000	196,015,000
6.000%, 10/25/36 TBA	82,165,000	82,524,472
6.500%, 10/25/36 TBA	59,515,000	60,593,709
Government National Mortgage Association
8.500%, 10/15/17	3,664	3,903
8.500%, 11/15/17	13,211	14,074
8.000%, 7/15/26	1,091	1,156
6.000%, 2/15/36	24,869	25,174
6.000%, 3/15/36	11,116,097	11,252,412
6.000%, 4/15/36	26,827,126	27,156,105

		813,932,211

U.S. Treasuries (10.4%)
U.S. Treasury Bonds
7.250%, 5/15/16^	58,570,000	70,197,082
4.500%, 2/15/36^	94,170,000	90,233,977
U.S. Treasury Notes
4.875%, 5/31/11^	52,860,000	53,467,044

		213,898,103

Total Government Securities		1,237,681,373

Health Care (0.8%)
Health Care Providers & Services (0.6%)
WellPoint, Inc.
3.500%, 9/1/07	5,320,000	5,222,059
3.750%, 12/14/07	1,250,000	1,225,774
4.250%, 12/15/09	6,970,000	6,763,458

		13,211,291

Pharmaceuticals (0.2%)
Wyeth
5.500%, 2/1/14	3,187,000	3,193,036

Total Health Care		16,404,327

Industrials (0.8%)
Aerospace & Defense (0.1%)
Raytheon Co.
6.750%, 8/15/07	2,782,000	2,812,118

Commercial Services & Supplies (0.2%)
R.R. Donnelley & Sons Co.
4.950%, 4/1/14^	1,315,000	1,183,306
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,688,276

		4,871,582

Industrial Conglomerates (0.5%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33^ §	3,445,000	3,904,615
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,133,793
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	2,964,788

		9,003,196

Total Industrials		16,686,896

Information Technology (0.6%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	1,745,000	1,752,344
Motorola, Inc.
7.625%, 11/15/10	402,000	436,897

		2,189,241

Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,194,682

Software (0.4%)
Oracle Corp.
5.250%, 1/15/16	$8,035,000	$7,906,986

Total Information Technology		11,290,909

Materials (0.7%)
Chemicals (0.1%)
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,917,839

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13	2,675,000	2,625,267

Metals & Mining (0.1%)
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,908,994

Paper & Forest Products (0.4%)
International Paper Co.
5.300%, 4/1/15	3,675,000	3,553,126
Westvaco Corp.
8.200%, 1/15/30	1,220,000	1,372,616
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,836,250

		7,761,992

Total Materials		14,214,092

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.3%)
AT&T Corp.
8.000%, 11/15/31	1,135,000	1,387,259
British Telecommunications plc
8.375%, 12/15/10	7,320,000	8,203,107
CenturyTel, Inc.
6.875%, 1/15/28^	3,140,000	3,023,971
Embarq Corp.
6.738%, 6/1/13^	435,000	447,561
Sprint Capital Corp.
8.375%, 3/15/12^	8,920,000	9,997,384
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,129,220
4.000%, 1/15/10^	8,010,000	7,589,555
6.375%, 11/15/33	1,290,000	1,206,429
TELUS Corp.
7.500%, 6/1/07	6,665,000	6,751,938
Verizon Global Funding Corp.
4.900%, 9/15/15	2,565,000	2,427,347
Verizon New Jersey, Inc.
5.875%, 1/17/12	3,230,000	3,262,639

		46,426,410

Wireless Telecommunication Services (1.0%)
Cingular Wireless LLC
5.625%, 12/15/06	4,550,000	4,550,105
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	7,870,000	8,618,382
8.750%, 3/1/31	2,350,000	3,004,240
Vodafone Group plc
5.500%, 6/15/11^	4,485,000	4,495,813

		20,668,540

Total Telecommunication Services		67,094,950

Utilities (2.4%)
Electric Utilities (1.7%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,196,480
Consumers Energy Co.
4.250%, 4/15/08^	1,955,000	1,920,707
Exelon Corp.
6.750%, 5/1/11	4,175,000	4,386,944

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
FirstEnergy Corp.
6.450%, 11/15/11^	$4,850,000	$5,059,404
7.375%, 11/15/31^	4,670,000	5,399,197
Pacific Gas & Electric Co.
4.800%, 3/1/14	3,790,000	3,647,329
Progress Energy, Inc.
7.100%, 3/1/11^	3,345,000	3,585,643
Public Service Co. of Colorado
7.875%, 10/1/12	1,925,000	2,173,573
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13 §	3,950,000	4,103,193

		35,472,470

Gas Utilities (0.3%)
Duke Capital LLC
8.000%, 10/1/19	4,425,000	5,141,186

Multi-Utilities (0.4%)
Duke Energy Field Services LLC
7.875%, 8/16/10	1,340,000	1,450,384
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	1,765,000	1,797,217
Nisource Finance Corp.
7.875%, 11/15/10	2,205,000	2,378,578
Xcel Energy, Inc.
7.000%, 12/1/10	2,390,000	2,533,323

		8,159,502

Total Utilities		48,773,158

Total Long-Term Debt Securities (99.1%) (Cost $2,038,200,810)		2,038,683,154

SHORT-TERM INVESTMENTS:
Government Securities (21.2%)
Federal Home Loan Bank
4.75%, 10/2/06 (o)(p)	40,900,000	40,889,207
5.09%, 11/13/06 (o)(p)	150,000,000	149,071,967
Federal Home Loan Mortgage Corp.
5.12%, 10/6/06 (o)(p)	120,945,000	120,841,893
Federal National Mortgage Association
5.06%, 11/7/06 (o)(p)	126,010,000	125,340,177

Total Government Securities		436,143,244

Short-Term Investments of Cash Collateral for Securities Loaned (6.5%)
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	14,000,000	14,000,000
Deutsche Bank/London
5.34%, 1/31/07 (l)	10,000,000	10,000,000
Five Finance, Inc.
5.38%, 6/19/08 (l)	9,996,649	9,996,649
Goldman Sachs Group, Inc.
5.50%, 3/7/07 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.44%, 3/19/07 (l)	10,003,479	10,003,479
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.56%, 10/29/07 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	33,743,377	33,743,377
Nordea Bank N.Y.
5.32%, 1/3/07 (l)	4,999,685	4,999,685
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	$9,998,786	$9,998,786
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	11,997,983	11,997,983
Wells Fargo & Co.
5.39%, 9/29/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		134,739,959

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	23,766	23,766

Total Short-Term Investments (27.7%) (Cost/Amortized Cost $570,953,355)		570,906,969

Total Investments (126.8%) (Cost/Amortized Cost $2,609,154,165)		2,609,590,123
Other Assets Less Liabilities (-26.8%)		(551,449,597)

Net Assets (100%)		$2,058,140,526

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $35,122,322 or 1.71% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Forward Foreign Currency Sell Contracts
Japanese Yen, expiring 10/18/06	11,825,519	$101,851,184	$100,395,359	$1,455,825
Mexican Peso, expiring 10/6/06	345,186	31,431,948	31,379,180	52,768
Norwegian Krone, expiring 10/2/06	92,538	14,693,585	14,195,883	497,702
Norwegian Krone, expiring 11/18/06	92,538	14,310,588	14,226,574	84,014
Swedish Krona, expiring 10/2/06	163,842	22,852,908	22,356,624	496,284
Swedish Krona, expiring 11/15/06	495,181	68,052,052	67,789,907	262,145

				$2,848,738

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,133,877,994
U.S. Government securities	582,623,065

$5,716,501,059

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,014,570,561
U.S. Government securities	612,662,342

$5,627,232,903

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,074,253
Aggregate gross unrealized depreciation	(16,784,747)

Net unrealized appreciation	$289,506

Federal income tax cost of investments	$2,609,300,617

At September 30, 2006, the Portfolio had loaned securities with a total value of $288,959,727. This was secured by collateral of $134,739,959 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $161,127,942 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,234,907 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (1.5%)
LKQ Corp.*	793,800	$17,439,786

Diversified Consumer Services (2.2%)
Strayer Education, Inc.	234,700	25,396,887

Hotels, Restaurants & Leisure (2.9%)
Gaylord Entertainment Co.*	264,200	11,585,170
Orient-Express Hotels Ltd.	565,600	21,142,128
Station Casinos, Inc.	21,000	1,214,430

		33,941,728

Internet & Catalog Retail (3.4%)
Coldwater Creek, Inc.*	625,450	17,987,942
VistaPrint Ltd.*	836,810	21,706,851

		39,694,793

Leisure Equipment & Products (0.9%)
MarineMax, Inc.*	428,800	10,912,960

Specialty Retail (3.0%)
Dick’s Sporting Goods, Inc.*	491,900	22,391,288
GameStop Corp., Class A*	271,500	12,565,020

		34,956,308

Textiles, Apparel & Luxury Goods (1.9%)
Carter’s, Inc.*	484,900	12,796,511
Under Armour, Inc., Class A*	253,500	10,145,070

		22,941,581

Total Consumer Discretionary		185,284,043

Consumer Staples (1.4%)
Food Products (1.2%)
Hain Celestial Group, Inc.*	540,400	13,812,624

Personal Products (0.2%)
Bare Escentuals, Inc.*	93,800	2,546,670

Total Consumer Staples		16,359,294

Energy (9.4%)
Energy Equipment & Services (5.6%)
Cameron International Corp.*	339,960	16,423,468
CARBO Ceramics, Inc.	88,900	3,203,067
Complete Production Services, Inc.*	372,700	7,357,098
Global Industries Ltd.*	740,900	11,528,404
Grant Prideco, Inc.*	503,000	19,129,090
Superior Energy Services, Inc.*	327,700	8,605,402

		66,246,529

Oil, Gas & Consumable Fuels (3.8%)
Aventine Renewable Energy Holdings, Inc.*	264,200	5,651,238
Bill Barrett Corp.*	529,990	13,016,554
EXCO Resources, Inc.*	393,200	4,879,612
Newfield Exploration Co.*	377,600	14,552,704
Range Resources Corp.	240,800	6,077,792

		44,177,900

Total Energy		110,424,429

Financials (10.5%)
Capital Markets (5.8%)
Affiliated Managers Group, Inc.*	165,700	16,588,227
GFI Group, Inc.*	263,400	14,563,386
Lazard Ltd., Class A	485,800	19,422,284
optionsXpress Holdings, Inc.	632,800	17,642,464

		68,216,361

Commercial Banks (1.5%)
First Republic Bank/California	218,100	9,282,336
Western Alliance Bancorp*	232,200	7,639,380

		16,921,716

Diversified Financial Services (0.8%)
Primus Guaranty Ltd.*	791,590	$9,586,155

Real Estate Management & Development (1.9%)
CB Richard Ellis Group, Inc., Class A*	882,200	21,702,120

Thrifts & Mortgage Finance (0.5%)
Clayton Holdings, Inc.*	492,880	6,195,502

Total Financials.		122,621,854

Health Care (15.5%)
Biotechnology (3.0%)
BioMarin Pharmaceuticals, Inc.*	596,300	8,485,349
Coley Pharmaceutical Group, Inc.*	93,285	1,065,315
Cubist Pharmaceuticals, Inc.*	403,000	8,761,220
Senomyx, Inc.*	825,300	12,684,861
Telik, Inc.*	87,400	1,554,846
ZymoGenetics, Inc.*	151,100	2,549,057

		35,100,648

Health Care Equipment & Supplies (5.7%)
ArthroCare Corp.*	445,640	20,882,690
DexCom, Inc.*	465,700	5,183,241
Kyphon, Inc.*	368,600	13,793,012
Meridian Bioscience, Inc.	539,800	12,690,698
ResMed, Inc.*	345,700	13,914,425

		66,464,066

Health Care Providers & Services (3.9%)
LCA-Vision, Inc.	255,600	10,558,836
Psychiatric Solutions, Inc.*	742,200	25,301,598
WellCare Health Plans, Inc.*	179,871	10,186,095

		46,046,529

Health Care Technology (0.7%)
TriZetto Group, Inc.*	559,800	8,475,372

Life Sciences Tools & Services (2.2%)
ICON plc (ADR)*	170,200	12,012,716
Nektar Therapeutics*	317,400	4,573,734
Ventana Medical Systems, Inc.*	238,830	9,751,429

		26,337,879

Total Health Care		182,424,494

Industrials (23.2%)
Aerospace & Defense (1.6%)
Hexcel Corp.*	1,293,000	18,295,950

Air Freight & Logistics (1.6%)
UTi Worldwide, Inc.	688,500	19,257,345

Building Products (0.9%)
PGT, Inc.*	765,600	10,764,336

Commercial Services & Supplies (10.6%)
Administaff, Inc.	497,600	16,769,120
American Reprographics Co.*	652,500	20,919,150
Corporate Executive Board Co.	211,800	19,042,938
Global Cash Access Holdings, Inc.*	664,700	10,030,323
Knoll, Inc.	582,000	11,756,400
Resources Connection, Inc.*	828,430	22,193,640
Stericycle, Inc.*	344,390	24,034,978

		124,746,549

Construction & Engineering (1.5%)
Granite Construction, Inc.	335,900	17,920,265

Electrical Equipment (1.4%)
Ametek, Inc.	369,400	16,087,370

Machinery (4.2%)
IDEX Corp.	376,000	16,186,800
Joy Global, Inc.	465,000	17,488,650

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln Electric Holdings, Inc.	291,200	$15,855,840

		49,531,290

Trading Companies & Distributors (1.4%)
MSC Industrial Direct Co.	400,600	16,320,444

Total Industrials		272,923,549

Information Technology (18.4%)
Communications Equipment (1.7%)
Ciena Corp.*	518,014	14,115,875
Redback Networks, Inc.*	452,200	6,276,536

		20,392,411

Computers & Peripherals (1.8%)
Electronics for Imaging, Inc.*	917,840	21,000,179

Electronic Equipment & Instruments (2.3%)
Amphenol Corp., Class A	425,420	26,346,260

Internet Software & Services (1.9%)
aQuantive, Inc.*	922,800	21,796,536

IT Services (3.6%)
Alliance Data Systems Corp.*	327,300	18,063,687
Iron Mountain, Inc.*	308,605	13,251,499
VeriFone Holdings, Inc.*	401,600	11,465,680

		42,780,866

Semiconductors & Semiconductor Equipment (4.7%)
Exar Corp.*	763,060	10,141,067
Integrated Device Technology, Inc.*	721,700	11,590,502
Intersil Corp., Class A	336,200	8,253,710
Lam Research Corp.*	115,900	5,253,747
Microsemi Corp.*	293,110	5,525,124
PMC-Sierra, Inc.*	1,483,300	8,810,802
Semtech Corp.*	427,600	5,456,176

		55,031,128

Software (2.4%)
Activision, Inc.*	548,177	8,277,473
Commvault Systems, Inc.*	468,500	8,433,000
Quest Software, Inc.*	294,440	4,204,603
TIBCO Software, Inc.*	823,800	$7,397,724

		28,312,800

Total Information Technology		215,660,180

Materials (1.2%)
Metals & Mining (1.2%)
Allegheny Technologies, Inc.	227,520	14,149,469

Total Materials		14,149,469

Telecommunication Services (3.8%)
Diversified Telecommunication Services (2.9%)
NeuStar, Inc., Class A*	661,500	18,356,625
Time Warner Telecom, Inc., Class A*	812,300	15,441,823

		33,798,448

Wireless Telecommunication Services (0.9%)
SBA Communications Corp., Class A*	456,200	11,099,346

Total Telecommunication Services		44,897,794

Total Common Stocks (99.2%) (Cost $1,058,289,575)		1,164,745,106

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $9,256,758)	$9,256,758	9,256,758

Total Investments (100.0%) (Cost/Amortized Cost $1,067,546,333)		1,174,001,864
Other Assets Less Liabilities (0.0%)		580,330

Net Assets (100%)		$1,174,582,194

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$718,791,916
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$745,498,179

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,844,321
Aggregate gross unrealized depreciation	(64,620,603)

Net unrealized appreciation	$105,223,718

Federal income tax cost of investments	$1,068,778,146

For the nine months ended September 30, 2006, the Portfolio incurred approximately $5,560 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $42,735,192 of which $2,706,120 expires in the year 2009 and $40,029,072 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2005 are $2,706,120 of losses acquired from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.^	130,775	$2,182,635
Autoliv, Inc.^	330,700	18,224,877
BorgWarner, Inc.^	262,100	14,984,257
Magna International, Inc., Class A	131,800	9,625,354

		45,017,123

Automobiles (0.9%)
DaimlerChrysler AG	309,742	15,474,710
Toyota Motor Corp. (ADR)^	175,700	19,133,730

		34,608,440

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.^	1,103,900	43,184,568

Household Durables (0.1%)
Black & Decker Corp.^	36,800	2,920,080
Newell Rubbermaid, Inc.	7,020	198,806

		3,118,886

Internet & Catalog Retail (0.1%)
Liberty Media Holding Corp., Interactive Class A*^	290,275	5,915,805

Leisure Equipment & Products (0.3%)
Mattel, Inc.	680,000	13,396,000

Media (4.7%)
CBS Corp., Class B^	1,068,350	30,095,420
Comcast Corp., Class A*^	1,102,300	40,619,755
Interpublic Group of Cos., Inc.*^	1,177,500	11,657,250
Liberty Media Holding Corp., Capital Series Class A*^	58,055	4,851,656
Time Warner, Inc.^	2,999,700	54,684,531
Viacom, Inc., Class B*	554,750	20,625,605
Walt Disney Co.^	618,300	19,111,653

		181,645,870

Multiline Retail (0.5%)
Saks, Inc.^	619,000	10,696,320
Target Corp.^	190,700	10,536,175

		21,232,495

Specialty Retail (1.3%)
Gap, Inc.	257,200	4,873,940
Limited Brands, Inc.	685,700	18,164,193
Office Depot, Inc.*^	693,400	27,527,980

		50,566,113

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	341,100	11,065,284

Total Consumer Discretionary		409,750,584

Consumer Staples (10.2%)
Beverages (0.4%)
Coca-Cola Co.^	325,800	14,556,744
Molson Coors Brewing Co., Class B	37,200	2,563,080

		17,119,824

Food & Staples Retailing (1.1%)
Kroger Co.	1,012,600	23,431,564
Safeway, Inc.	596,400	18,100,740

		41,532,304

Food Products (2.7%)
Bunge Ltd.^	132,400	7,672,580
ConAgra Foods, Inc.	1,009,600	24,715,008
General Mills, Inc.	412,800	23,364,480
Kellogg Co.	468,795	23,214,729
Kraft Foods, Inc., Class A^	197,200	7,032,152
Sara Lee Corp.^	1,321,745	$21,240,442

		107,239,391

Household Products (3.8%)
Clorox Co.	342,800	21,596,400
Colgate-Palmolive Co.	415,300	25,790,130
Kimberly-Clark Corp.	384,100	25,104,776
Procter & Gamble Co.	1,194,700	74,047,506

		146,538,812

Tobacco (2.2%)
Altria Group, Inc.	992,300	75,960,565
UST, Inc.^	159,600	8,750,868

		84,711,433

Total Consumer Staples		397,141,764

Energy (11.7%)
Energy Equipment & Services (1.2%)
Diamond Offshore Drilling, Inc.^	149,300	10,804,841
ENSCO International, Inc.^	331,600	14,534,028
GlobalSantaFe Corp.	292,300	14,612,077
Rowan Cos., Inc.^	266,800	8,438,884

		48,389,830

Oil, Gas & Consumable Fuels (10.5%)
BP plc (ADR)^	299,800	19,660,884
Chevron Corp.	1,075,700	69,769,902
ConocoPhillips	799,200	47,576,376
Exxon Mobil Corp.	3,373,982	226,394,192
Marathon Oil Corp.	260,850	20,059,365
Occidental Petroleum Corp.	136,200	6,552,582
Total S.A. (Sponsored ADR)	273,000	18,001,620

		408,014,921

Total Energy		456,404,751

Financials (34.5%)
Capital Markets (3.5%)
Federated Investors, Inc., Class B^	414,100	14,000,721
Goldman Sachs Group, Inc.	53,200	8,999,844
Mellon Financial Corp.^	616,900	24,120,790
Merrill Lynch & Co., Inc.	804,300	62,912,346
Morgan Stanley.	254,500	18,555,595
Waddell & Reed Financial, Inc.^	326,400	8,078,400

		136,667,696

Commercial Banks (5.2%)
BB&T Corp.^	184,500	8,077,410
Comerica, Inc.	382,500	21,771,900
Huntington Bancshares, Inc./Ohio	946,800	22,656,924
KeyCorp	369,100	13,819,104
National City Corp.	826,975	30,267,285
PNC Financial Services Group, Inc.	88,900	6,439,916
SunTrust Banks, Inc.	234,700	18,137,616
U.S. Bancorp	671,500	22,307,230
Wachovia Corp.	590,800	32,966,640
Wells Fargo & Co.	745,000	26,954,100

		203,398,125

Diversified Financial Services (11.8%)
Bank of America Corp.	3,071,410	164,535,434
CIT Group, Inc.	243,100	11,821,953
Citigroup, Inc.	3,354,366	166,611,359
JPMorgan Chase & Co.	2,516,700	118,184,232

		461,152,978

Insurance (10.0%)
ACE Ltd.	119,300	6,529,289
Allstate Corp.	365,000	22,896,450
American International Group, Inc.	1,388,900	92,028,514
Chubb Corp.	312,800	16,253,088

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A	788,700	$27,612,387
Hartford Financial Services Group, Inc.	363,700	31,550,975
MBIA, Inc.^	353,257	21,704,110
MetLife, Inc.	621,400	35,220,952
Old Republic International Corp.^	760,712	16,849,770
PartnerRe Ltd.^	108,600	7,338,102
Prudential Financial, Inc.	242,000	18,452,500
RenaissanceRe Holdings Ltd.^	281,300	15,640,280
St. Paul Travelers Cos., Inc.	790,629	37,072,594
Torchmark Corp.^	80,200	5,061,422
UnumProvident Corp.^	784,800	15,217,272
XL Capital Ltd., Class A^	257,500	17,690,250

		387,117,955

Thrifts & Mortgage Finance (4.0%)
Astoria Financial Corp.^	268,350	8,270,547
Fannie Mae.	937,550	52,418,421
Freddie Mac	697,600	46,271,808
MGIC Investment Corp.^	354,225	21,242,873
Washington Mutual, Inc.	612,600	26,629,722

		154,833,371

Total Financials		1,343,170,125

Health Care (6.2%)
Health Care Providers & Services (0.4%)
AmerisourceBergen Corp.	223,800	10,115,760
Tenet Healthcare Corp.*^	623,400	5,074,476

		15,190,236

Pharmaceuticals (5.8%)
Eli Lilly & Co.	367,200	20,930,400
Merck & Co., Inc.	1,517,300	63,574,870
Pfizer, Inc.	5,043,700	143,039,332

		227,544,602

Total Health Care		242,734,838

Industrials (7.7%)
Aerospace & Defense (1.5%)
Boeing Co.	260,800	20,564,080
Lockheed Martin Corp.^	67,700	5,826,262
Northrop Grumman Corp.	465,400	31,679,778

		58,070,120

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.^	240,600	14,476,902

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	95,100	8,104,422

Industrial Conglomerates (3.2%)
General Electric Co.	3,124,400	110,291,320
Textron, Inc.	181,000	15,837,500

		126,128,820

Machinery (1.3%)
Crane Co.^	176,600	7,381,880
Eaton Corp.^	303,800	20,916,630
Ingersoll-Rand Co., Ltd., Class A^	174,400	6,623,712
SPX Corp.^	278,900	14,904,416

		49,826,638

Road & Rail (1.1%)
CSX Corp.	641,400	21,057,162
Norfolk Southern Corp.	528,100	23,262,805

		44,319,967

Total Industrials		300,926,869

Information Technology (4.9%)
Communications Equipment (1.0%)
ADC Telecommunications, Inc.*^	449,871	6,748,065
Cisco Systems, Inc.*	237,500	$5,462,500
Nokia Oyj (ADR)^	951,600	18,737,004
Tellabs, Inc.*	761,100	8,341,656

		39,289,225

Computers & Peripherals (1.3%)
Hewlett-Packard Co.	677,000	24,839,130
International Business Machines Corp.	322,000	26,384,680

		51,223,810

Electronic Equipment & Instruments (1.2%)
Arrow Electronics, Inc.*	244,900	6,717,607
Celestica, Inc.*^	533,000	5,724,420
Flextronics International Ltd.*^	948,500	11,989,040
Sanmina-SCI Corp.*	1,589,400	5,944,356
Solectron Corp.*^	2,763,600	9,009,336
Tech Data Corp.*^	179,700	6,564,441

		45,949,200

IT Services (0.6%)
Ceridian Corp.*	156,000	3,488,160
Electronic Data Systems Corp.^	848,800	20,812,576

		24,300,736

Semiconductors & Semiconductor Equipment (0.3%)
Agere Systems, Inc.*	698,800	10,433,084

Software (0.5%)
Microsoft Corp.	753,600	20,595,888

Total Information Technology		191,791,943

Materials (2.7%)
Chemicals (1.9%)
Dow Chemical Co.^	723,900	28,217,622
E.I. du Pont de Nemours & Co.	83,700	3,585,708
Hercules, Inc.*^	195,825	3,088,160
Lubrizol Corp.	264,800	12,109,304
PPG Industries, Inc.^	407,800	27,355,224

		74,356,018

Containers & Packaging (0.8%)
Crown Holdings, Inc.*^	502,800	9,352,080
Owens-Illinois, Inc.*	714,900	11,023,758
Smurfit-Stone Container Corp.*^	719,500	8,058,400

		28,434,238

Total Materials		102,790,256

Telecommunication Services (7.3%)
Diversified Telecommunication Services (5.6%)
AT&T, Inc.	2,952,542	96,134,768
BellSouth Corp.	718,900	30,732,975
Embarq Corp.	247,812	11,986,666
Verizon Communications, Inc.	2,172,436	80,662,549

		219,516,958

Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A*	225,000	8,212,500
Crown Castle
International Corp.*^	699,800	24,660,952
Sprint Nextel Corp.	1,892,250	32,452,087

		65,325,539

Total Telecommunication Services		284,842,497

Utilities (2.1%)
Electric Utilities (1.0%)
Entergy Corp.	57,148	4,470,688
Northeast Utilities^	551,500	12,833,405
Pinnacle West Capital Corp.^	445,100	20,051,755

		37,355,848

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	138,900	8,222,880

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.9%)
Dominion Resources, Inc.	456,250	$34,898,563
Wisconsin Energy Corp.^	45,400	1,958,556

		36,857,119

Total Utilities		82,435,847

Total Common Stocks (97.8%) (Cost $3,233,046,694)		3,811,989,474

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.1%)
Beta Finance, Inc.
5.38%, 3/10/08 (l)	$9,997,138	9,997,138
Deutsche Bank/London
5.34%, 3/1/07 (l)	20,000,000	20,000,000
Goldman Sachs Group, Inc.
5.50%, 3/7/07 (l)	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	5,997,744	5,997,744
5.38%, 6/10/08 (l)	9,995,624	9,995,624
Lehman Holdings
5.50%, 9/30/08 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.55%, 10/19/06 (l)	5,500,000	5,500,000
Metropolitan Life Insurance Co.
5.45%, 12/15/06 (l)	12,000,000	12,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.56%, 10/29/07 (l)	15,000,000	15,000,000
Natexis Banques Populaires N.Y.
5.34%, 2/16/07 (l)	9,998,531	9,998,531
Nomura Securities Co., Ltd.
5.43%, 10/2/06	168,914,835	168,914,835
Pricoa Global Funding I
5.37%, 9/22/08 (l)	$10,000,000	$10,000,000
U.S. Bank N.A.
5.32%, 10/2/06 (l)	2,998,138	2,998,138
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,664	1,999,664
Wells Fargo & Co.
5.39%, 9/29/08 (l)	7,500,000	7,500,000
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	11,500,000	11,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		316,401,674

Time Deposit (3.3%)
JPMorgan Chase Nassau
4.78%, 10/2/06	125,988,157	125,988,157

Total Short-Term Investments (11.4%) (Amortized Cost $442,389,831)		442,389,831

Total Investments (109.2%) (Cost/Amortized Cost $3,675,436,525)		4,254,379,305
Other Assets Less Liabilities (-9.2%)		(356,766,593)

Net Assets (100%)		$3,897,612,712

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$771,678,729
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$737,381,194

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$624,848,151
Aggregate gross unrealized depreciation	(46,142,158)

Net unrealized appreciation	$578,705,993

Federal income tax cost of investments	$3,675,673,312

At September 30, 2006, the Portfolio had loaned securities with a total value of $309,185,947. This was secured by collateral of $316,401,674 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (47.9%)
Diversified Consumer Services (7.5%)
Career Education Corp.*	40,200	$904,500
H&R Block, Inc.	44,275	962,538
ServiceMaster Co.	41,200	461,852

		2,328,890

Hotels, Restaurants & Leisure (7.9%)
Carnival Corp.	28,500	1,340,355
Yum! Brands, Inc.	21,400	1,113,870

		2,454,225

Household Durables (7.5%)
Black & Decker Corp.	14,600	1,158,510
Mohawk Industries, Inc.*	15,900	1,183,755

		2,342,265

Leisure Equipment & Products (1.4%)
Mattel, Inc.	21,800	429,460

Media (23.6%)
CBS Corp., Class B	39,200	1,104,264
Gannett Co., Inc.	20,800	1,182,064
Harte-Hanks, Inc.	21,700	571,795
Interpublic Group of Cos., Inc.*	96,100	951,390
McClatchy Co., Class A	21,000	885,990
Omnicom Group, Inc.	12,100	1,132,560
Tribune Co.	45,900	1,501,848

		7,329,911

Total Consumer Discretionary		14,884,751

Consumer Staples (2.2%)
Household Products (2.2%)
Clorox Co.	10,900	686,700

Total Consumer Staples		686,700

Financials (23.0%)
Capital Markets (15.8%)
Franklin Resources, Inc.	13,100	1,385,325
Janus Capital Group, Inc.	55,000	1,084,600
Northern Trust Corp.	25,300	1,478,279
T. Rowe Price Group, Inc.	19,900	952,215

		4,900,419

Commercial Banks (5.6%)
City National Corp./California	8,300	556,598
Popular, Inc.	27,616	536,855
TD Banknorth, Inc.	22,600	652,688

		1,746,141

Insurance (0.1%)
MBIA, Inc.	650	$39,936

Real Estate Management & Development (1.5%)
Realogy Corp.*	20,400	462,672

Total Financials		7,149,168

Health Care (8.7%)
Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	21,200	963,752

Health Care Technology (3.1%)
IMS Health, Inc.	36,300	967,032

Life Sciences Tools & Services (2.5%)
Fisher Scientific International, Inc.*	9,700	758,928

Total Health Care		2,689,712

Industrials (9.2%)
Commercial Services & Supplies (9.2%)
Dun & Bradstreet Corp.*	8,100	607,419
Equifax, Inc.	22,300	818,633
Pitney Bowes, Inc.	32,400	1,437,588

Total Industrials		2,863,640

Information Technology (5.0%)
IT Services (5.0%)
Accenture Ltd., Class A	48,800	1,547,448

Total Information Technology		1,547,448

Total Common Stocks (96.0%) (Cost $28,974,213)		29,821,419

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.4%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $1,063,842)	$1,063,842	1,063,842

Total Investments (94.4%) (Cost/Amortized Cost $30,038,055)		30,885,261
Other Assets Less Liabilities (0.6%)		198,654

Net Assets (100%)		$31,083,915

*	Non-income producing.

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,672,701
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,604,918

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,618,197
Aggregate gross unrealized depreciation	(773,423)

Net unrealized appreciation	$844,774

Federal income tax cost of investments	$30,040,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.6%)
Asset-Backed Securities (1.5%)
Chase Issuance Trust, Series 05-A4 A4
4.230%, 1/15/13	$125,000	$121,939
COMED Transitional Funding Trust, Series 98-1 A7
5.740%, 12/25/10	250,000	252,161
MBNA Credit Card Master Note Trust, Series 05-A7 A7
4.300%, 2/15/11	250,000	246,691

		620,791

Non-Agency CMO (4.1%)
Banc of America Commercial Mortgage, Inc., Series 05-4 A2
4.764%, 7/10/45	325,000	321,069
Bear Stearns Commercial Mortgage Securities, Series 05-PW10 A4
5.405%, 12/11/40 (l)	175,000	175,795
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
6.022%, 6/15/38 (l)	100,000	103,951
Greenwich Capital Commercial Funding Corp., Series 06-GG7 A4
6.110%, 7/10/38 (l)	165,000	172,752
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LPD2 A3
4.697%, 7/15/42	200,000	193,972
JP Morgan Commercial Mortgage Finance Corp., Series 00-C10 A2
7.371%, 8/15/32	237,221	251,159
LB-UBS Commercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30	200,000	191,887
Merrill Lynch Mortgage Trust, Series 05-MCP1 A4
4.747%, 6/12/43 (l)	130,000	124,685
Morgan Stanley Capital I, Series 03-T11 A4
5.150%, 6/13/41	200,000	198,681

		1,733,951

Total Asset-Backed and Mortgage-Backed Securities		2,354,742

Consumer Discretionary (1.8%)
Automobiles (0.1%)
DaimlerChrysler N.A. Holding Corp.
8.500%, 1/18/31	30,000	35,652

Hotels, Restaurants & Leisure (0.4%)
Yum! Brands, Inc.
7.650%, 5/15/08	150,000	155,395

Household Durables (0.2%)
Pulte Homes, Inc.
5.200%, 2/15/15	65,000	60,867

Media (1.0%)
Clear Channel Communications, Inc.
5.500%, 9/15/14	70,000	65,036
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	70,000	79,848
Comcast Corp.
5.900%, 3/15/16	$60,000	$60,028
COX Communications, Inc.
5.450%, 12/15/14	45,000	43,468
News America, Inc.
6.200%, 12/15/34	35,000	33,430
Time Warner, Inc.
7.700%, 5/1/32	45,000	50,253
Viacom, Inc.
6.250%, 4/30/16 (b)	40,000	39,649
Walt Disney Co.
6.375%, 3/1/12	60,000	63,019

		434,731

Multiline Retail (0.1%)
May Department Stores Co.
6.700%, 7/15/34	30,000	29,846
Target Corp.
6.350%, 11/1/32	25,000	27,045

		56,891

Total Consumer Discretionary		743,536

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	30,213
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	35,000	39,649

		69,862

Food & Staples Retailing (0.2%)
Kroger Co.
7.500%, 4/1/31	25,000	27,649
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	42,084

		69,733

Food Products (0.4%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	33,300
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	63,340
Kellogg Co.
7.450%, 4/1/31	25,000	30,172
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	60,621

		187,433

Household Products (0.1%)
Proctor & Gamble Co.
4.950%, 8/15/14	55,000	54,126

Total Consumer Staples		381,154

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	125,000	120,828
Conoco, Inc.
6.950%, 4/15/29	40,000	46,131
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	73,124
Enterprise Products Operating LP
5.600%, 10/15/14	55,000	53,818
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	63,606
Marathon Oil Corp.
6.125%, 3/15/12	100,000	103,613
Norsk Hydro A.S.A.
7.750%, 6/15/23	25,000	30,178
Pemex Project Funding Master Trust
5.750%, 12/15/15	60,000	58,620

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Trans-Canada Pipelines, Ltd.
5.600%, 3/31/34	$25,000	$24,097

Total Energy.		574,015

Financials (9.9%)
Capital Markets (1.2%)
Goldman Sachs Group, Inc.
5.250%, 10/15/13	150,000	148,025
6.345%, 2/15/34	25,000	24,841
Lehman Brothers Holdings, Inc.
4.500%, 7/26/10	100,000	97,259
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	30,000	33,388
Morgan Stanley
4.250%, 5/15/10	125,000	120,877
4.750%, 4/1/14	70,000	66,569
7.250%, 4/1/32	25,000	28,982

		519,941

Commercial Banks (2.9%)
BAC Capital Trust XI
6.625%, 5/23/36	45,000	47,474
Bank One Corp.
6.000%, 8/1/08	220,000	223,597
BB&T Corp.
5.200%, 12/23/15	110,000	107,562
HSBC Holdings plc
5.250%, 12/12/12	40,000	39,863
Korea Development Bank
5.750%, 9/10/13	70,000	71,321
Kreditanstalt fuer Wiederaufbau
4.125%, 10/15/14	65,000	61,812
Landesbank Baden- Wuerttemberg/New York
5.050%, 12/30/15	100,000	99,445
Landwirtschaftliche Rentenbank
4.125%, 7/15/08	270,000	265,853
Royal Bank of Scotland Group plc
7.648%, 8/29/49 (l)	40,000	46,650
Wachovia Corp.
5.250%, 8/1/14	145,000	143,401
Wells Fargo & Co.
5.125%, 9/15/16	55,000	53,857
Zions Bancorp
5.500%, 11/16/15	50,000	49,401

		1,210,236

Consumer Finance (1.2%)
American General Finance Corp.
4.625%, 9/1/10	90,000	87,831
HSBC Finance Corp.
5.875%, 2/1/09	250,000	254,132
John Deere Capital Corp.
5.400%, 4/7/10	100,000	100,549
SLM Corp.
4.500%, 7/26/10	80,000	77,896

		520,408

Diversified Financial Services (3.0%)
Bank of America Corp.
4.375%, 12/1/10	175,000	170,067
CIT Group, Inc.
5.000%, 2/1/15	75,000	72,040
Citigroup, Inc.
6.000%, 2/21/12	135,000	140,157
5.000%, 9/15/14	65,000	63,328
5.850%, 12/11/34	60,000	60,491
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	80,000	78,179
General Electric Capital Corp.
4.625%, 9/15/09	150,000	148,205
6.000%, 6/15/12	$70,000	$72,730
6.750%, 3/15/32	30,000	34,291
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	105,753
6.625%, 3/15/12	55,000	58,335
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	40,000	51,517
Residential Capital Corp.
6.500%, 4/17/13	100,000	101,554
Toyota Motor Credit Corp.
4.250%, 3/15/10	125,000	121,441

		1,278,088

Insurance (1.1%)
Allstate Corp.
5.950%, 4/1/36	35,000	34,975
American International Group, Inc.
2.875%, 5/15/08	250,000	241,328
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	30,000	29,116
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	32,030
Metlife, Inc.
5.700%, 6/15/35	40,000	38,868
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	53,703
St. Paul Travelers Cos., Inc.
5.500%, 12/1/15	40,000	39,482

		469,502

Real Estate Management & Development (0.1%)
EOP Operating LP
4.750%, 3/15/14	30,000	28,377

Real Estate Investment Trusts (REIT) (0.4%)
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	100,000	100,087
Simon Property Group LP (REIT)
5.750%, 12/1/15	65,000	65,521

		165,608

Total Financials		4,192,160

Government Securities (71.4%)
Foreign Governments (1.6%)
Province of Ontario
5.125%, 7/17/12	100,000	100,699
5.450%, 4/27/16	70,000	71,871
Province of Quebec
7.500%, 9/15/29	35,000	44,898
Republic of Italy
5.625%, 6/15/12	100,000	103,042
5.375%, 6/15/33	25,000	24,924
Republic of Korea
4.875%, 9/22/14	45,000	43,704
Republic of South Africa
9.125%, 5/19/09	105,000	114,056
United Mexican States
8.375%, 1/14/11	65,000	72,540
5.625%, 1/15/17	50,000	49,400
7.500%, 4/8/33	50,000	57,675

		682,809

Supranational (0.6%)
European Investment Bank
4.875%, 2/16/16	75,000	74,230
Inter-American Development Bank
7.375%, 1/15/10	105,000	112,953

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
International Bank for Reconstruction & Development
4.750%, 2/15/35	$40,000	$37,568

		224,751

U.S. Government Agencies (45.3%)
Federal Farm Credit Bank
4.875%, 2/18/11	105,000	104,663
Federal Home Loan Bank
5.000%, 9/18/09	195,000	195,521
4.375%, 9/17/10	115,000	112,690
4.625%, 2/18/11	160,000	158,115
5.250%, 6/18/14	100,000	101,740
5.375%, 5/18/16	90,000	92,599
Federal Home Loan Mortgage Corp.
3.625%, 9/15/08	435,000	424,140
4.250%, 7/15/09	260,000	255,301
7.000%, 3/15/10	250,000	266,224
5.750%, 1/15/12	155,000	160,868
4.500%, 1/15/14	170,000	165,225
5.250%, 4/18/16	130,000	132,671
4.000%, 12/1/20	224,999	212,105
5.500%, 3/1/21	175,000	174,896
5.000%, 7/1/21	474,999	466,620
4.500%, 8/1/21	550,000	530,034
6.000%, 9/1/21	100,000	101,409
5.000%, 8/1/26	150,001	145,630
5.500%, 8/1/26	125,000	124,184
6.250%, 7/15/32	55,000	63,714
5.000%, 3/1/36	1,200,000	1,154,159
4.500%, 5/1/36	150,000	140,174
5.000%, 8/1/36	100,001	96,181
6.500%, 8/1/36	324,999	331,068
5.500%, 9/1/36	1,400,000	1,380,810
6.000%, 9/1/36	775,000	779,059
6.500%, 10/15/36 TBA	100,000	101,844
Federal National Mortgage Association
3.500%, 1/28/08	600,000	588,237
6.000%, 5/15/08	500,000	507,691
7.250%, 1/15/10	300,000	321,090
6.000%, 5/15/11	250,000	261,164
5.125%, 1/2/14	90,000	89,750
5.000%, 4/15/15	100,000	100,412
5.000%, 3/15/16	130,000	130,109
4.500%, 8/1/20	500,000	482,589
4.000%, 9/1/20	150,000	141,614
5.500%, 1/1/21	224,995	224,893
5.000%, 6/1/21	550,000	540,470
6.000%, 10/1/21	150,000	152,302
5.500%, 4/1/26	125,001	124,053
5.000%, 5/1/26	150,000	145,517
6.625%, 11/15/30	90,000	108,067
4.500%, 10/1/35	175,000	163,556
5.000%, 11/1/35	125,000	120,190
6.500%, 1/1/36	550,000	560,099
5.000%, 6/1/36	1,600,001	1,537,691
5.500%, 7/1/36	2,150,000	2,118,260
6.000%, 9/1/36	100,000	100,461
6.000%, 10/1/36	1,025,000	1,029,727
7.000%, 10/25/36 TBA	100,000	102,687
Government National Mortgage Association
4.500%, 8/15/33	63,457	59,940
5.500%, 4/15/35	550,000	546,384
6.000%, 5/15/36	325,000	328,985
5.000%, 6/15/36	300,000	291,433
6.500%, 8/15/36	225,000	230,783
5.000%, 10/15/21 TBA	75,000	74,063

		19,153,861

U.S. Treasuries (23.9%)
U.S. Treasury Bonds
8.125%, 8/15/19	$195,000	$257,156
8.750%, 8/15/20	175,000	244,221
8.000%, 11/15/21	220,000	294,319
7.125%, 2/15/23	190,000	238,658
6.250%, 8/15/23	245,000	284,449
6.125%, 11/15/27	215,000	251,466
6.250%, 5/15/30	180,000	216,323
5.375%, 2/15/31	185,000	199,814
4.500%, 2/15/36	115,000	110,193
U.S. Treasury Notes
3.000%, 11/15/07	315,000	308,602
4.875%, 4/30/08	100,000	100,145
2.625%, 5/15/08	680,000	657,741
5.000%, 7/31/08	595,000	597,789
4.750%, 11/15/08	455,000	455,622
4.500%, 2/15/09	410,000	408,542
4.875%, 5/15/09	490,000	492,833
6.000%, 8/15/09	435,000	450,888
6.500%, 2/15/10	650,000	687,705
5.750%, 8/15/10	280,000	291,397
5.000%, 2/15/11	255,000	259,512
5.125%, 6/30/11	270,000	275,959
5.000%, 8/15/11	295,000	300,681
4.625%, 8/31/11	195,000	195,213
4.875%, 2/15/12	150,000	152,092
4.375%, 8/15/12	250,000	247,393
4.250%, 8/15/13	310,000	303,461
4.250%, 11/15/13	300,000	293,449
4.000%, 2/15/14	295,000	283,649
4.250%, 11/15/14	200,000	195,047
4.000%, 2/15/15	280,000	268,024
4.500%, 11/15/15	305,000	302,045
4.500%, 2/15/16	195,000	193,042
5.125%, 5/15/16	285,000	295,643

		10,113,073

Total Government Securities		30,174,494

Health Care (0.5%)
Health Care Providers & Services (0.1%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	44,922
UnitedHealth Group, Inc.
5.800%, 3/15/36	25,000	24,549

		69,471

Pharmaceuticals (0.4%)
Abbott Laboratories
5.875%, 5/15/16	55,000	56,977
Schering-Plough Corp.
6.750%, 12/1/33	30,000	33,054
Wyeth
5.500%, 2/1/14	70,000	70,133

		160,164

Total Health Care		229,635

Industrials (1.8%)
Aerospace & Defense (0.7%)
Boeing Co.
5.125%, 2/15/13	75,000	74,527
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	33,776
Raytheon Co.
6.150%, 11/1/08	100,000	101,725
United Technologies Corp.
7.125%, 11/15/10	100,000	107,116

		317,144

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Air Freight & Logistics (0.3%)
FedEx Corp.
3.500%, 4/1/09	$125,000	$119,927

Building Products (0.1%)
Masco Corp.
6.500%, 8/15/32	35,000	33,531

Industrial Conglomerates (0.1%)
Tyco International Group S.A.
6.875%, 1/15/29	25,000	27,831

Machinery (0.3%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	150,000	152,313

Transportation Infrastructure (0.3%)
Canadian National Railway Co.
6.200%, 6/1/36	25,000	26,716
CSX Corp.
6.300%, 3/15/12	100,000	104,239

		130,955

Total Industrials		781,701

Information Technology (0.5%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	100,000	100,795

Computers & Peripherals (0.1%)
International Business Machines Corp.
5.875%, 11/29/32	25,000	25,589

IT Services (0.2%)
Electronic Data Systems Corp.
6.500%, 8/1/13	75,000	76,082

Total Information Technology		202,466

Materials (0.6%)
Chemicals (0.3%)
Dow Chemical Co.
7.375%, 11/1/29	25,000	29,193
Lubrizol Corp.
4.625%, 10/1/09	100,000	98,099

		127,292

Metals & Mining (0.2%)
Alcan, Inc.
6.125%, 12/15/33	40,000	39,917
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	40,000	38,859

		78,776

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	41,435

Total Materials		247,503

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.6%)
AT&T Corp.
8.000%, 11/15/31	40,000	48,890
AT&T, Inc.
4.125%, 9/15/09	100,000	96,838
BellSouth Corp.
6.000%, 11/15/34	45,000	42,240
British Telecommunications plc
8.875%, 12/15/30	25,000	33,352
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08	100,000	97,730
Embarq Corp.
7.082%, 6/1/16	50,000	51,005
France Telecom S.A.
8.500%, 3/1/31	$25,000	$32,618
Sprint Capital Corp.
8.750%, 3/15/32	30,000	36,585
Telecom Italia Capital S.A.
5.250%, 11/15/13	75,000	71,016
Telefonica Europe B.V.
7.750%, 9/15/10	75,000	80,969
Verizon Communications, Inc.
7.375%, 9/1/12	55,000	60,159
5.850%, 9/15/35	45,000	42,397

		693,799

Wireless Telecommunication Services (0.4%)
America Movil S.A. de C.V.
5.750%, 1/15/15	30,000	29,546
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	44,744
Vodafone Group plc
7.750%, 2/15/10	85,000	91,145

		165,435

Total Telecommunication Services		859,234

Utilities (2.1%)
Electric Utilities (1.9%)
Alabama Power Co.
5.500%, 10/15/17	35,000	35,192
Entergy Gulf States, Inc.
3.600%, 6/1/08	125,000	121,178
Exelon Corp.
4.900%, 6/15/15	35,000	33,022
FirstEnergy Corp.
7.375%, 11/15/31	50,000	57,807
Florida Power Corp.
4.800%, 3/1/13	55,000	53,279
Hydro-Quebec
6.300%, 5/11/11	100,000	104,699
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	43,348
Pacific Gas & Electric Co.
3.600%, 3/1/09	150,000	144,637
PSI Energy, Inc.
5.000%, 9/15/13	50,000	48,339
Public Service Co. of New Mexico
4.400%, 9/15/08	100,000	98,035
Virginia Electric & Power Co.
6.000%, 1/15/36	55,000	54,500

		794,036

Gas Utilities (0.1%)
Oneok, Inc.
6.000%, 6/15/35	25,000	22,880

Independent Power Producers & Energy Traders (0.1%)
Tenessee Valley Authority
5.880%, 4/1/36	55,000	60,921

Total Utilities		877,837

Total Long-Term Debt Securities (98.5%) (Cost $41,375,254)		41,618,477

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.9%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $1,235,215)	$1,235,215	$1,235,215

Total Investments (101.4%) (Cost/Amortized Cost $42,610,469)		42,853,692
Other Assets Less Liabilities (-1.4%)		(583,890)

Net Assets (100%).		$42,269,802

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,669,665
U.S. Government securities	20,724,209

$64,393,874

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$53,364,772
U.S. Government securities	16,210,928

$69,575,700

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,508
Aggregate gross unrealized depreciation	(102,955)

Net unrealized appreciation	$159,553

Federal income tax cost of investments	$42,694,139

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Automobiles (0.9%)
DaimlerChrysler AG	16,800	$839,328
General Motors Corp.	83,200	2,767,232

		3,606,560

Hotels, Restaurants & Leisure (2.6%)
Harrah’s Entertainment, Inc.	76,500	5,081,895
McDonald’s Corp.	152,900	5,981,448

		11,063,343

Household Durables (2.9%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	122,800	4,299,228
Leggett & Platt, Inc.	159,500	3,992,285
Newell Rubbermaid, Inc.	142,400	4,032,768

		12,324,281

Specialty Retail (2.2%)
Limited Brands, Inc.	149,300	3,954,957
Sherwin-Williams Co.	92,800	5,176,384

		9,131,341

Total Consumer Discretionary		36,125,525

Consumer Staples (10.3%)
Beverages (2.4%)
Anheuser-Busch Cos., Inc.	72,300	3,434,973
Molson Coors Brewing Co., Class B	95,500	6,579,950

		10,014,923

Food Products (3.8%)
Campbell Soup Co.	56,700	2,069,550
H.J. Heinz Co.	118,900	4,985,477
Kellogg Co.	105,600	5,229,312
Kraft Foods, Inc., Class A	70,500	2,514,030
Sara Lee Corp.	77,100	1,238,997

		16,037,366

Household Products (2.3%)
Colgate-Palmolive Co.	98,500	6,116,850
Procter & Gamble Co.	60,400	3,743,592

		9,860,442

Tobacco (1.8%)
Loews Corp.- Carolina Group	75,000	4,154,250
Reynolds American, Inc.	52,800	3,272,016

		7,426,266

Total Consumer Staples		43,338,997

Energy (12.3%)
Oil, Gas & Consumable Fuels (12.3%)
BP plc (ADR)	19,000	1,246,020
Chevron Corp.	108,483	7,036,207
ConocoPhillips	105,900	6,304,227
Exxon Mobil Corp.	113,800	7,635,980
Kinder Morgan, Inc.	33,300	3,491,505
Marathon Oil Corp.	86,500	6,651,850
Norsk Hydro ASA (ADR)	116,500	2,622,415
Occidental Petroleum Corp.	152,600	7,341,586
PetroChina Co., Ltd. (ADR)	43,500	4,682,775
Plains All American Pipeline LP	56,500	2,607,475
TransCanada Corp.	71,300	2,241,672

Total Energy		51,861,712

Financials (30.0%)
Capital Markets (1.8%)
Morgan Stanley	106,300	7,750,333

Commercial Banks (6.1%)
Banco Santander Central Hispano S.A. (ADR)	204,000	3,221,160
HSBC Holdings plc (ADR)	48,000	4,393,440
PNC Financial Services Group, Inc.	73,800	$5,346,072
Regions Financial Corp.	107,800	3,965,962
SunTrust Banks, Inc.	70,800	5,471,424
Wells Fargo & Co.	92,200	3,335,796

		25,733,854

Diversified Financial Services (5.5%)
Bank of America Corp.	79,200	4,242,744
Citigroup, Inc.	83,150	4,130,061
ING Groep N.V. (ADR)	170,500	7,498,590
JPMorgan Chase & Co.	152,400	7,156,704

		23,028,099

Insurance (9.3%)
Aegon N.V. (N.Y. Shares)	324,147	6,084,247
Chubb Corp.	64,100	3,330,636
Commerce Group, Inc.	156,000	4,687,800
Lincoln National Corp.	124,500	7,728,960
Manulife Financial Corp.	159,600	5,148,696
Nationwide Financial Services, Inc.	139,920	6,730,152
Sun Life Financial, Inc.	132,400	5,437,668

		39,148,159

Real Estate Investment Trusts (REIT) (5.6%)
CBL & Associates Properties, Inc. (REIT)	104,600	4,383,786
First Industrial Realty Trust, Inc. (REIT)	89,900	3,955,600
General Growth Properties, Inc. (REIT)	47,000	2,239,550
Highwoods Properties, Inc. (REIT)	46,000	1,711,660
Host Hotels & Resorts, Inc. (REIT)	242,900	5,569,697
Simon Property Group, Inc. (REIT)	62,700	5,681,874

		23,542,167

Thrifts & Mortgage Finance (1.7%)
IndyMac Bancorp, Inc.	87,000	3,580,920
Washington Mutual, Inc.	77,400	3,364,578

		6,945,498

Total Financials		126,148,110

Health Care (8.0%)
Pharmaceuticals (8.0%)
Biovail Corp.	152,600	2,325,624
Eli Lilly & Co.	66,300	3,779,100
GlaxoSmithKline plc (ADR)	78,500	4,178,555
Johnson & Johnson	2,600	168,844
Merck & Co., Inc.	168,200	7,047,580
Pfizer, Inc.	232,500	6,593,700
Sanofi-Aventis (ADR)	94,800	4,215,756
Wyeth	103,700	5,272,108

Total Health Care		33,581,267

Industrials (10.2%)
Aerospace & Defense (2.6%)
Goodrich Corp.	30,900	1,252,068
Northrop Grumman Corp.	61,000	4,152,270
Raytheon Co.	113,100	5,429,931

		10,834,269

Air Freight & Logistics (0.1%)
Pacer International, Inc.	14,600	405,296

Commercial Services & Supplies (2.8%)
R.R. Donnelley & Sons Co.	76,600	2,524,736
Steelcase, Inc., Class A.	202,400	3,175,656
Waste Management, Inc.	170,900	6,268,612

		11,969,004

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.2%)
Emerson Electric Co.	59,800	$5,014,828

Industrial Conglomerates (0.8%)
General Electric Co.	94,800	3,346,440

Machinery (2.4%)
Caterpillar, Inc.	56,900	3,744,020
SPX Corp.	121,800	6,508,992

		10,253,012

Road & Rail (0.3%)
Laidlaw International, Inc.	41,590	1,136,655

Total Industrials		42,959,504

Information Technology (4.0%)
Communications Equipment (0.8%)
Nokia Oyj (ADR)	184,200	3,626,898

Electronic Equipment & Instruments (0.8%)
AU Optronics Corp. (ADR)	234,737	3,345,002

Semiconductors & Semiconductor Equipment (2.4%)
Microchip Technology, Inc.	137,500	4,457,750
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	582,894	5,595,783

		10,053,533

Total Information Technology		17,025,433

Materials (3.6%)
Chemicals (1.1%)
BASF AG (ADR)	56,300	4,509,630

Containers & Packaging (1.5%)
Bemis Co.	128,500	4,222,510
Sonoco Products Co.	60,700	2,041,948

		6,264,458

Metals & Mining (0.3%)
Southern Copper Corp.	13,100	1,211,750

Paper & Forest Products (0.7%)
Louisiana-Pacific Corp.	167,000	3,134,590

Total Materials		15,120,428

Telecommunication Services (4.8%)
Diversified Telecommunication Services (4.4%)
AT&T, Inc.	179,900	$5,857,544
BellSouth Corp.	132,700	5,672,925
Verizon Communications, Inc.	186,450	6,922,888

		18,453,357

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	94,100	1,613,815

Total Telecommunication Services		20,067,172

Utilities (4.2%)
Electric Utilities (1.4%)
FirstEnergy Corp.	105,300	5,882,058

Multi-Utilities (2.8%)
Duke Energy Corp.	157,600	4,759,520
MDU Resources Group, Inc.	241,850	5,402,929
TECO Energy, Inc.	108,300	1,694,895

		11,857,344

Total Utilities		17,739,402

Total Common Stocks (96.0%) (Cost $373,946,942)		403,967,550

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (4.4%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $18,557,654)	$18,557,654	18,557,654

Total Investments (100.4%) (Cost/Amortized Cost $392,504,596)		422,525,204
Other Assets Less Liabilities (-0.4%)		(1,523,522)

Net Assets (100%)		$421,001,682

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$272,927,491
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$243,490,933

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,287,474
Aggregate gross unrealized depreciation	(5,486,282)

Net unrealized appreciation	$29,801,192

Federal income tax cost of investments	$392,724,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Hotels, Restaurants & Leisure (1.0%)
Starbucks Corp.*	23,000	$783,150

Household Durables (1.3%)
Garmin Ltd.	19,600	956,088

Multiline Retail (3.2%)
Kohl’s Corp.*	17,000	1,103,640
Nordstrom, Inc.	31,900	1,349,370

		2,453,010

Specialty Retail (8.0%)
Best Buy Co., Inc.	23,100	1,237,236
CarMax, Inc.*	1,900	79,249
Home Depot, Inc.	38,100	1,381,887
Lowe’s Cos., Inc.	49,400	1,386,164
Office Depot, Inc.*	22,300	885,310
Staples, Inc.	47,000	1,143,510

		6,113,356

Total Consumer Discretionary		10,305,604

Consumer Staples (2.0%)
Food & Staples Retailing (2.0%)
Walgreen Co.	34,000	1,509,260

Total Consumer Staples		1,509,260

Energy (7.0%)
Energy Equipment & Services (1.5%)
Tenaris S.A. (ADR)	33,000	1,167,540

Oil, Gas & Consumable Fuels (5.5%)
Chesapeake Energy Corp.	20,000	579,600
EnCana Corp.	13,200	616,308
EOG Resources, Inc.	9,700	630,985
Helix Energy Solutions Group, Inc.*	32,400	1,082,160
Hugoton Royalty Trust	1	26
XTO Energy, Inc.	30,183	1,271,610

		4,180,689

Total Energy		5,348,229

Financials (23.6%)
Capital Markets (8.6%)
Charles Schwab Corp.	63,200	1,131,280
E*Trade Financial Corp.*	32,300	772,616
Franklin Resources, Inc.	14,800	1,565,100
Goldman Sachs Group, Inc.	9,600	1,624,032
State Street Corp.	23,600	1,472,640

		6,565,668

Commercial Banks (2.0%)
Synovus Financial Corp.	22,300	654,951
U.S. Bancorp	27,000	896,940

		1,551,891

Diversified Financial Services (5.5%)
Chicago Mercantile Exchange Holdings, Inc.	3,100	1,482,575
JPMorgan Chase & Co.	35,600	1,671,776
Moody’s Corp.	15,200	993,776

		4,148,127

Insurance (6.6%)
Chubb Corp.	16,000	831,360
Hartford Financial Services Group, Inc.	15,300	1,327,275
Prudential Financial, Inc.	8,500	648,125
St. Paul Travelers Cos., Inc.	30,300	1,420,767
W.R. Berkley Corp.	22,050	780,349

		5,007,876

Thrifts & Mortgage Finance (0.9%)
Washington Mutual, Inc.	15,800	$686,826

Total Financials		17,960,388

Health Care (15.2%)
Biotechnology (4.2%)
Amgen, Inc.*	20,200	1,444,906
Gilead Sciences, Inc.*	26,000	1,786,200

		3,231,106

Health Care Equipment & Supplies (2.3%)
Medtronic, Inc.	4,950	229,878
Stryker Corp.	31,000	1,537,290

		1,767,168

Health Care Providers & Services (3.1%)
CIGNA Corp.	11,400	1,326,048
Express Scripts, Inc.*	13,500	1,019,115

		2,345,163

Pharmaceuticals (5.6%)
Bristol-Myers Squibb Co.	76,600	1,908,872
Johnson & Johnson	22,600	1,467,644
Pfizer, Inc.	6,650	188,594
Teva Pharmaceutical Industries Ltd. (ADR)	19,900	678,391

		4,243,501

Total Health Care		11,586,938

Industrials (9.0%)
Air Freight & Logistics (3.6%)
CH Robinson Worldwide, Inc.	13,000	579,540
Expeditors International of Washington, Inc.	15,000	668,700
FedEx Corp.	13,600	1,478,048

		2,726,288

Airlines (2.5%)
Southwest Airlines Co.	114,400	1,905,904

Machinery (2.9%)
Danaher Corp.	9,900	679,833
Dover Corp.	16,700	792,248
Illinois Tool Works, Inc.	15,800	709,420

		2,181,501

Total Industrials		6,813,693

Information Technology (23.7%)
Communications Equipment (5.9%)
Cisco Systems, Inc.*	64,185	1,476,255
Motorola, Inc.	61,400	1,535,000
Nokia Oyj (ADR)	8,188	161,222
QUALCOMM, Inc.	35,000	1,272,250

		4,444,727

Computers & Peripherals (5.4%)
Apple Computer, Inc.*	11,700	901,251
Hewlett-Packard Co.	46,900	1,720,761
NCR Corp.*	21,700	856,716
SanDisk Corp.*	12,200	653,188

		4,131,916

Electronic Equipment & Instruments (2.4%)
Agilent Technologies, Inc.*	30,000	980,700
Molex, Inc.	21,100	822,267

		1,802,967

IT Services (4.1%)
Cognizant Technology Solutions Corp., Class A*	11,200	829,472
Infosys Technologies Ltd. (ADR)	32,600	1,555,998
Paychex, Inc.	20,100	740,685

		3,126,155

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Office Electronics (1.0%)
Xerox Corp.*	50,800	$790,448

Semiconductors & Semiconductor Equipment (2.0%)
Texas Instruments, Inc.	46,600	1,549,450

Software (2.9%)
Amdocs Ltd.*	31,600	1,251,360
BMC Software, Inc.*	34,700	944,534

		2,195,894

Total Information Technology		18,041,557

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	40,000	1,302,400
BellSouth Corp.	36,800	1,573,200

		2,875,600

Total Telecommunication Services		2,875,600

Total Common Stocks (97.8%) (Cost $66,425,288)		74,441,269

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $2,299,483)	$2,299,483	$2,299,483

Total Investments (100.8%) (Cost/Amortized Cost $68,724,771)		76,740,752
Other Assets Less Liabilities (-0.8%)		(646,262)

Net Assets (100%)		$76,094,490

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,486,655
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,122,127

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,570,450
Aggregate gross unrealized depreciation	(1,603,773)

Net unrealized appreciation	$7,966,677

Federal income tax cost of investments	$68,774,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Hotels, Restaurants & Leisure (3.1%)
Cheesecake Factory, Inc.*^	19,200	$522,048
Las Vegas Sands Corp.*	146,400	10,006,440
Starwood Hotels & Resorts Worldwide, Inc.	15,600	892,164

		11,420,652

Household Durables (0.4%)
Jarden Corp.*^	46,000	1,516,620

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	22,700	729,124
IAC/InterActiveCorp*	58,700	1,688,212

		2,417,336

Media (4.7%)
Cablevision Systems Corp. - New York Group, Class A	126,600	2,875,086
Getty Images, Inc.*^	72,400	3,596,832
Omnicom Group, Inc.	20,200	1,890,720
Time Warner, Inc.	206,900	3,771,787
Viacom, Inc., Class B*	40,950	1,522,521
Walt Disney Co.	92,200	2,849,902
XM Satellite Radio Holdings, Inc., Class A*^	54,500	702,505

		17,209,353

Multiline Retail (3.2%)
Dollar Tree Stores, Inc.*^	80,400	2,489,184
Target Corp.	168,000	9,282,000

		11,771,184

Specialty Retail (3.2%)
Home Depot, Inc.	35,300	1,280,331
Lowe’s Cos., Inc.	329,600	9,248,576
Williams-Sonoma, Inc.^	40,300	1,305,317

		11,834,224

Total Consumer Discretionary		56,169,369

Consumer Staples (5.6%)
Beverages (3.4%)
Coca-Cola Co.	27,900	1,246,572
PepsiCo, Inc.	170,400	11,120,304

		12,366,876

Food & Staples Retailing (1.4%)
Sysco Corp.^	157,000	5,251,650

Personal Products (0.8%)
Avon Products, Inc.	91,100	2,793,126

Total Consumer Staples		20,411,652

Energy (4.7%)
Energy Equipment & Services (3.9%)
Baker Hughes, Inc.	39,700	2,707,540
Schlumberger Ltd.	121,200	7,518,036
Weatherford International Ltd.*	94,000	3,921,680

		14,147,256

Oil, Gas & Consumable Fuels (0.8%)
EOG Resources, Inc.	34,300	2,231,215
Plains Exploration & Production Co.*	14,700	630,777

		2,861,992

Total Energy		17,009,248

Financials (6.8%)
Commercial Banks (1.1%)
Wachovia Corp.	71,800	4,006,440

Consumer Finance (3.0%)
AmeriCredit Corp.*^	26,100	652,239
Capital One Financial Corp.	13,700	1,077,642
SLM Corp.	183,500	$9,538,330

		11,268,211

Diversified Financial Services (0.3%)
JPMorgan Chase & Co.	21,400	1,004,944

Insurance (2.0%)
Aflac, Inc.	50,300	2,301,728
American International Group, Inc.	75,200	4,982,752

		7,284,480

Thrifts & Mortgage Finance (0.4%)
Washington Mutual, Inc.	34,100	1,482,327

Total Financials		25,046,402

Health Care (21.5%)
Biotechnology (3.4%)
Amylin Pharmaceuticals, Inc.*^	33,500	1,476,345
Genentech, Inc.*	15,200	1,257,040
ImClone Systems, Inc.*^	181,100	5,128,752
Millennium Pharmaceuticals, Inc.*	416,800	4,147,160
PDL BioPharma, Inc.*^	31,100	597,120

		12,606,417

Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	104,500	4,750,570
Medtronic, Inc.	139,700	6,487,668

		11,238,238

Health Care Providers & Services (2.7%)
DaVita, Inc.*	41,500	2,401,605
Lincare Holdings, Inc.*	61,800	2,140,752
Medco Health Solutions, Inc.*	47,900	2,879,269
UnitedHealth Group, Inc.	27,600	1,357,920
WellPoint, Inc.*	12,600	970,830

		9,750,376

Health Care Technology (1.0%)
Cerner Corp.*	84,400	3,831,760

Life Sciences Tools & Services (0.3%)
Thermo Electron Corp.*^	24,000	943,920

Pharmaceuticals (11.0%)
Allergan, Inc.	41,000	4,617,010
AstraZeneca plc (ADR)	142,400	8,900,000
Endo Pharmaceuticals Holdings, Inc.*	94,900	3,088,995
Forest Laboratories, Inc.*	218,000	11,032,980
Sepracor, Inc.*^	120,500	5,837,020
Teva Pharmaceutical Industries Ltd. (ADR)	205,284	6,998,131

		40,474,136

Total Health Care		78,844,847

Industrials (11.1%)
Aerospace & Defense (0.8%)
United Technologies Corp.	43,800	2,774,730

Air Freight & Logistics (1.6%)
United Parcel Service, Inc., Class B	80,600	5,798,364

Building Products (0.7%)
American Standard Cos., Inc.	60,400	2,534,988

Commercial Services & Supplies (0.1%)
Monster Worldwide, Inc.*	14,700	531,993

Construction & Engineering (1.3%)
Fluor Corp.	61,900	4,759,491

Industrial Conglomerates (2.5%)
General Electric Co.	262,400	9,262,720

Machinery (4.1%)
Danaher Corp.^	105,000	7,210,350

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	174,700	$7,844,030

		15,054,380

Total Industrials		40,716,666

Information Technology (32.6%)
Communications Equipment (5.6%)
Cisco Systems, Inc.*	614,700	14,138,100
Corning, Inc.*	86,500	2,111,465
Juniper Networks, Inc.*	77,800	1,344,384
Motorola, Inc.	76,500	1,912,500
QUALCOMM, Inc.	29,500	1,072,325

		20,578,774

Computers & Peripherals (2.3%)
Dell, Inc.*	81,800	1,868,312
SanDisk Corp.*	91,900	4,920,326
Sun Microsystems, Inc.*	334,200	1,660,974

		8,449,612

Electronic Equipment & Instruments (2.1%)
Agilent Technologies, Inc.*	21,023	687,242
Flextronics International Ltd.*	382,500	4,834,800
Jabil Circuit, Inc.	77,700	2,219,889

		7,741,931

Internet Software & Services (9.2%)
eBay, Inc.*	261,100	7,404,796
Google, Inc., Class A*	46,200	18,567,780
Yahoo!, Inc.*	298,200	7,538,496

		33,511,072

IT Services (1.5%)
Affiliated Computer Services, Inc., Class A*^	64,800	3,360,528
Paychex, Inc.	59,900	2,207,315

		5,567,843

Semiconductors & Semiconductor Equipment (6.7%)
Altera Corp.*	375,100	6,894,338
ATI Technologies, Inc.*	47,900	1,027,455
Intel Corp.	61,400	1,262,998
International Rectifier Corp.*	80,800	2,815,072
KLA-Tencor Corp.	132,300	5,883,381
Linear Technology Corp.	73,200	2,277,984
Maxim Integrated Products, Inc.	23,000	645,610
PMC-Sierra, Inc.*^	54,400	323,136
Silicon Laboratories, Inc.*	33,800	1,048,476
Xilinx, Inc.	108,800	2,388,160

		24,566,610

Software (5.2%)
Microsoft Corp.	395,700	10,814,481
NAVTEQ Corp.*^	164,200	4,287,262
SAP AG (Sponsored ADR)^	80,400	3,979,800

		19,081,543

Total Information Technology		119,497,385

Telecommunication Services (0.8%)
Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	167,800	2,877,770

Total Telecommunication Services		2,877,770

Utilities (0.4%)
Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	74,900	1,527,211

Total Utilities		1,527,211

Total Common Stocks (98.8%) (Cost $337,795,039)		362,100,550

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.5%)
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	$1,000,000	$1,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	31,718,318	31,718,318
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,664	1,999,664

Total Short-Term Investments of Cash Collateral for Securities Loaned		34,717,982

Time Deposit (3.1%)
JPMorgan Chase Nassau
4.78%, 10/2/06	11,598,573	11,598,573

Total Short-Term Investments (12.6%) (Amortized Cost $46,316,555)		46,316,555

Total Investments (111.4%) (Cost/Amortized Cost $384,111,594)		408,417,105
Other Assets Less Liabilities (-11.4%)		(41,660,184)

Net Assets (100%)		$366,756,921

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$163,321,908
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$95,499,598

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,615,837
Aggregate gross unrealized depreciation	(12,376,638)

Net unrealized appreciation	$23,239,199

Federal income tax cost of investments	$385,177,906

At September 30, 2006, the Portfolio had loaned securities with a total value of $33,665,229. This was secured by collateral of $34,717,982 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $105,420,282, of which $52,271,834 expires in the year 2009, $36,146,108 expires in the year 2010, and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.6%)
Amcor Ltd.	348,000	$1,929,534
Brambles Industries Ltd.^	260,620	2,479,718
Foster’s Group Ltd.	513,000	2,465,401
Insurance Australia Group Ltd.^	1,290,591	5,085,187
Macquarie Bank Ltd.^	88,085	4,545,467
Promina Group Ltd.^	365,600	1,617,875
QBE Insurance Group Ltd.	177,558	3,246,315
Rinker Group Ltd.^	649,252	6,734,610
Telstra Corp. Ltd.	944,843	2,615,880
Woolworths Ltd.	359,469	5,434,821

		36,154,808

Austria (0.2%)
Raiffeisen International Bank Holding AG	25,100	2,670,816

Belgium (0.8%)
Fortis	168,900	6,846,530
UCB S.A.^	74,800	4,751,858

		11,598,388

Canada (5.4%)
Abitibi-Consolidated, Inc.^	243,500	604,576
Alcan, Inc.	308,300	12,310,998
Barrick Gold Corp.	326,000	10,014,720
Cameco Corp.^	288,800	10,543,472
Canadian Imperial Bank of Commerce^	38,300	2,892,283
Canadian Natural Resources Ltd.	213,200	9,734,601
Manulife Financial Corp.^	52,200	1,684,399
Methanex Corp.^	88,300	2,144,084
Potash Corp. of Saskatchewan, Inc.	111,000	11,543,244
Suncor Energy, Inc.^	74,500	5,354,865
Talisman Energy, Inc.	150,500	2,460,557
TELUS Corp.	27,700	1,561,717
TELUS Corp. (Non-Voting)^	23,300	1,307,381
Toronto-Dominion Bank Ltd.^	36,300	2,161,113

		74,318,010

Denmark (0.4%)
Novo-Nordisk A/S, Class B	74,700	5,545,177

Finland (0.9%)
Neste Oil Oyj	56,900	1,652,029
Nokia Oyj	76,400	1,515,570
Nokia Oyj (ADR)	71,800	1,413,742
UPM-Kymmene Oyj	303,600	7,207,129

		11,788,470

France (10.7%)
Accor S.A.^	65,500	4,459,752
Air Liquide^	14,437	2,942,550
BNP Paribas	133,660	14,366,276
Bouygues^ (b)	333,591	17,824,273
Carrefour S.A.^	24,800	1,565,429
Cie Generale d’Optique Essilor International S.A.	26,100	2,669,771
Compagnie Generale des Etablissements Michelin, Class B (Registered)^	57,600	4,217,366
Dassault Systemes S.A.	51,800	2,911,455
Groupe Danone	25,000	3,505,731
L’Oreal S.A.^	80,600	8,178,214
Lafarge S.A.^	54,600	7,040,951
PagesJaunes Groupe S.A.	66,393	1,883,915
Renault S.A.^	59,600	6,828,821
Safran S.A.^	82,300	1,661,801
Sanofi-Aventis^	299,100	$26,597,722
Schneider Electric S.A.^	110,200	12,277,455
Societe Generale Northern America, Inc.	26,200	4,165,201
Thales S.A.	115,300	5,110,509
Total S.A.	140,300	9,197,270
Veolia Environnement^	112,113	6,761,531
Vivendi S.A.	110,000	3,961,507

		148,127,500

Germany (5.1%)
Allianz AG (Registered)	33,700	5,826,259
Altana AG	54,900	3,029,362
Bayer AG^	69,600	3,544,265
Bayerische Motoren Werke (BMW) AG	28,600	1,530,315
Commerzbank AG	92,100	3,097,527
Continental AG	20,200	2,339,799
DaimlerChrysler AG	75,900	3,789,127
Deutsche Bank AG (Registered)	21,500	2,591,694
Deutsche Boerse AG	15,866	2,383,653
Deutsche Post AG (Registered)	148,900	3,904,415
E.ON AG	22,100	2,616,989
Infineon Technologies AG (ADR)*^	2,200	26,026
Infineon Technologies AG*^	201,600	2,387,773
SAP AG^	37,500	7,429,489
SAP AG (Sponsored ADR)^	34,900	1,727,550
Siemens AG (Registered)	128,800	11,225,229
Volkswagen AG^	149,300	12,705,469

		70,154,941

Greece (0.1%)
OPAP S.A.	47,410	1,591,500

Hong Kong (2.1%)
Bank of East Asia Ltd.^	1,208,600	5,513,906
Esprit Holdings Ltd.	100,700	918,186
Hang Lung Group Ltd.	797,000	2,050,736
Hang Lung Properties Ltd.^	1,500,000	3,203,183
Hong Kong & China Gas Co.^	621,000	1,455,223
Li & Fung Ltd.	1,487,700	3,696,220
Sun Hung Kai Properties Ltd.	319,000	3,481,786
Swire Pacific Ltd., Class A^	827,500	8,644,294

		28,963,534

Ireland (0.8%)
CRH plc	215,782	7,295,494
Depfa Bank plc	171,900	3,174,858

		10,470,352

Israel (0.1%)
Teva Pharmaceutical Industries Ltd. (ADR)^	48,000	1,636,320

Italy (0.5%)
Banca Intesa S.p.A.^	531,300	3,492,996
ENI S.p.A.	63,550	1,881,331
San Paolo IMI S.p.A.	90,200	1,902,443

		7,276,770

Japan (27.8%)
Advantest Corp.^	113,600	5,638,386
Aeon Co., Ltd.^	190,000	4,658,874
Astellas Pharma, Inc.	62,400	2,510,481
Bank of Yokohama Ltd.	337,000	2,654,555
Canon, Inc.	152,500	7,956,634
Daiichi Sankyo Co., Ltd.	108,800	3,087,113
Daimaru, Inc.^	109,000	1,346,978
Daiwa House Industry Co., Ltd.^	88,000	1,524,245

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Elpida Memory, Inc.*	42,500	$1,929,446
Fanuc Ltd.	121,100	9,457,011
Hankyu Hanshin Holdings, Inc.^	389,000	2,441,443
Hirose Electric Co., Ltd.^	15,700	2,081,099
Hoya Corp.	98,700	3,720,112
Japan Tobacco, Inc.	1,037	4,031,533
Kao Corp.	151,000	4,028,713
Keyence Corp.	10,300	2,372,930
Millea Holdings, Inc. †	158,500	5,510,884
Mitsubishi Corp.	478,100	8,989,811
Mitsubishi Estate Co., Ltd.	414,000	9,046,881
Mitsubishi Heavy Industries Ltd.	483,000	2,000,483
Mitsubishi UFJ Financial Group, Inc.	591	7,608,690
Mitsui & Co., Ltd.^	140,000	1,781,053
Mitsui Fudosan Co., Ltd.^	107,000	2,433,363
Mitsui Sumitomo Insurance Co., Ltd.	258,000	3,227,595
Mizuho Financial Group, Inc.	2,507	19,450,404
Murata Manufacturing Co., Ltd.	21,000	1,458,519
NGK Spark Plug Co., Ltd.^	183,000	3,634,735
Nikon Corp.^	123,000	2,541,990
Nintendo Co., Ltd.^	43,500	8,967,857
Nippon Electric Glass Co., Ltd.^	436,000	9,619,955
Nippon Telegraph & Telephone Corp.	623	3,060,517
Nissan Motor Co., Ltd.^	1,177,800	13,198,064
Nitto Denko Corp.	231,800	13,743,277
Nomura Holdings, Inc.	144,000	2,536,908
ORIX Corp.	68,480	18,937,636
Rohm Co., Ltd.^	34,100	3,168,399
Shimamura Co., Ltd.^	28,000	2,736,797
Shin-Etsu Chemical Co., Ltd.	89,200	5,696,591
SMC Corp.	80,000	10,590,776
Softbank Corp.^	1,204,900	24,952,192
Sompo Japan Insurance, Inc.	335,800	4,399,971
Sony Corp.	26,300	1,064,786
Sumitomo Corp.	545,000	6,799,517
Sumitomo Metal Industries Ltd.	1,225,000	4,700,165
Sumitomo Mitsui Financial Group, Inc.^	3,736	39,238,047
Sumitomo Realty & Development Co., Ltd.	186,000	5,466,650
Suzuki Motor Corp.^	437,800	11,124,381
T&D Holdings, Inc.	34,250	2,480,307
Takeda Pharmaceutical Co., Ltd.	53,900	3,364,613
TDK Corp.	22,500	1,802,820
Tokyo Electric Power Co., Inc.^	152,800	4,400,288
Tokyo Electron Ltd.^	122,000	9,020,963
Tokyo Gas Co., Ltd.^	688,000	3,449,761
Tokyu Corp.^	728,000	5,006,869
Toshiba Corp.^	1,741,000	11,295,524
Toyota Motor Corp.	39,600	2,153,322
Trend Micro, Inc.^	109,500	3,208,995
Ushio, Inc.	83,000	1,789,142
Yahoo! Japan Corp.^	13,134	4,944,787
Yamada Denki Co., Ltd.^	81,700	8,193,182
Yamato Holdings Co., Ltd.^	455,500	6,593,398

		384,830,418

Luxembourg (0.2%)
SES Global S.A. (FDR)	135,900	2,022,778

Mexico (1.0%)
America Movil S.A. de C.V. (ADR)^	367,000	14,448,790

Netherlands (5.8%)
ABN AMRO Holding N.V.	305,120	8,889,747
Aegon N.V.^	166,379	$3,117,149
Heineken Holding N.V.	28,593	1,122,463
Heineken N.V.	215,575	9,849,982
ING Groep N.V. (CVA)	494,769	21,741,910
Reed Elsevier N.V.	118,200	1,968,948
Royal Dutch Shell plc, Class A	386,307	12,708,534
Royal Dutch Shell plc, Class A (ADR)	16,200	1,070,820
Royal Dutch Shell plc, Class B	213,862	7,242,636
Royal KPN N.V.	679,200	8,655,389
Royal Numico N.V.^	53,676	2,413,790
Unilever N.V. (CVA)	75,300	1,850,494

		80,631,862

Norway (0.1%)
DnB NOR ASA	108,700	1,332,351

Singapore (0.8%)
DBS Group Holdings Ltd.	152,000	1,839,637
Singapore Telecommunications Ltd (b)	5,423,468	8,341,693
United Overseas Bank Ltd.	108,000	1,109,682

		11,291,012

South Africa (1.0%)
ABSA Group Ltd.	187,700	2,404,196
Sasol Ltd.	349,700	11,524,391

		13,928,587

South Korea (1.1%)
Kookmin Bank	31,500	2,482,726
Samsung Electronics Co., Ltd.	10,680	7,492,361
Samsung Electronics Co., Ltd. (GDR) §	10,360	3,636,360
Samsung Electronics Co., Ltd. (Preference)	4,210	2,210,639

		15,822,086

Spain (3.9%)
Altadis S.A.	82,800	3,926,965
Banco Bilbao Vizcaya Argentaria S.A.	743,400	17,186,060
Banco Santander Central Hispano S.A.	955,500	15,093,434
Iberdrola S.A.^	82,200	3,675,678
Inditex S.A.	62,100	2,891,732
Repsol YPF S.A.	281,100	8,357,278
Telefonica S.A.	191,308	3,312,780

		54,443,927

Sweden (0.8%)
Assa Abloy AB, Class B	105,000	1,952,125
Atlas Copco AB, Class A	81,400	2,138,145
Scania AB, Class B^	47,600	2,838,379
Telefonaktiebolaget LM Ericsson, Class B	1,075,000	3,725,839

		10,654,488

Switzerland (8.4%)
Adecco S.A. (Registered)	31,379	1,888,070
Compagnie Financiere Richemont AG, Class A	352,142	16,905,737
Credit Suisse Group (Registered)	152,454	8,796,241
Holcim Ltd. (Registered)	145,216	11,835,460
Nestle S.A. (Registered)	44,264	15,390,649
Novartis AG (Registered)	453,949	26,427,112
Roche Holding AG	41,566	7,166,609
Swiss Reinsurance (Registered)	213,655	16,305,900
Swisscom AG (Registered)	11,688	3,879,844
Synthes, Inc.	13,040	1,445,480

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
UBS AG (Registered)	32,402	$1,932,828
Xstrata plc	116,450	4,800,728

		116,774,658

Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	600,614	5,765,894

United Kingdom (14.1%)
Anglo American plc	27,500	1,147,061
ARM Holdings plc	394,900	866,743
AstraZeneca plc (London Exchange)	36,700	2,288,325
AstraZeneca plc (Stockholm Exchange)	300,500	18,718,334
BAE Systems plc	1,594,800	11,774,524
Barclays plc	222,300	2,798,753
BHP Billiton plc (b)	129,347	2,227,679
Brambles Industries plc	190,300	1,702,706
British Land Co. plc	94,500	2,407,751
Cadbury Schweppes plc	295,170	3,134,498
Carnival plc	56,400	2,691,753
HBOS plc	967,800	19,108,467
HSBC Holdings plc	260,600	4,743,747
Imperial Chemical Industries plc	131,500	975,787
Johnston Press plc	103,600	788,109
Kingfisher plc	471,000	2,157,720
Lloyds TSB Group plc	416,500	4,197,316
Pearson plc	171,200	2,432,026
Reed Elsevier plc	979,200	10,837,397
Rio Tinto plc	103,800	4,899,681
Royal Bank of Scotland Group plc (b)	904,400	31,067,587
SABMiller plc	136,800	2,550,245
Scottish & Southern Energy plc	252,600	6,218,906
Smith & Nephew plc	228,300	2,094,950
Standard Chartered plc	355,200	9,076,623
Tesco plc	487,700	3,279,597
Trinity Mirror plc	219,800	1,954,339
Vodafone Group plc	15,333,453	35,014,996
Wolseley plc	60,900	1,280,917
Yell Group plc	321,000	3,570,689

		196,007,226

United States (0.1%)
News Corp. (CDI)	66,870	1,296,447

Total Common Stocks (95.2%) (Cost $1,091,012,556)		1,319,547,110

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.4%)
Allstate Life Insurance Co.
5.34%, 10/29/07 (l)	$10,000,000	10,000,000
Beta Finance, Inc.
5.38%, 3/10/08 (l)	9,997,138	9,997,138
CC USA, Inc.
5.38%, 2/15/08 (l)	9,996,992	9,996,992
5.38%, 2/20/08 (l)	2,999,098	2,999,098
Deutsche Bank AG/London
5.34%, 1/31/07 (l)	17,000,000	17,000,000
Goldman Sachs Group, Inc.
5.54%, 12/28/07 (l)	5,000,000	5,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	5,000,000	5,000,000
Lafayette Asset Securitization LLC
5.29%, 10/11/06	$14,918,754	$14,918,754
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
5.55%, 10/19/06 (l)	5,500,000	5,500,000
Mitsubishi UFJ Trust and Banking Corp. N.Y.
5.33%, 10/27/06 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.56%, 10/29/07 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.36%, 11/13/06 (l)	14,998,288	14,998,288
Nomura Securities Co., Ltd.
5.43%, 10/2/06	131,049,394	131,049,394
Ticonderoga Funding LLC
5.32%, 10/10/06	9,982,300	9,982,300
U.S. Bank N.A.
5.32%, 10/2/06 (l)	4,999,787	4,999,787
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	9,998,319	9,998,319
Wells Fargo & Co.
5.39%, 9/29/08 (l)	7,500,000	7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		296,440,070

Time Deposit (6.4%)
JPMorgan Chase Nassau
4.78%, 10/2/06	89,490,691	89,490,691

Total Short-Term Investments (27.8%) (Amortized Cost $385,930,761)		385,930,761

Total Investments (123.0%) (Cost/Amortized Cost $1,476,943,317)		1,705,477,871
Other Assets Less Liabilities (-23.0%)		(319,291,578)

Net Assets (100%)		$1,386,186,293

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,510,884 or 0.40% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $3,636,360 or 0.26% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		10.5%
Consumer Staples		5.6
Energy		5.9
Financials
Capital Markets	1.5%
Commercial Banks	16.9
Consumer Finance	1.4
Diversified Financial Services	2.2
Insurance	3.8
Real Estate Management & Development	2.6

Total Financials		28.4
Health Care		8.0
Industrials		8.3
Information Technology		8.5
Materials		8.9
Telecommunications Services		9.0
Utilities		2.1
Cash and Other		4.8

		100.0%

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Buy Contracts
Australian Dollar, expiring 10/25/06	6,677	$4,986,160	$4,980,329	$(5,831)
Japanese Yen, expiring 10/20/06	1,485,191	12,702,086	12,612,783	(89,303)
Japanese Yen, expiring 1/11/07	483,916	4,180,420	4,156,397	(24,023)

				$(119,157)

Forward Foreign Currency Sell Contracts
European Union, expiring 10/25/06	3,954	$4,986,160	$5,014,788	$(28,628)
European Union, expiring 1/11/07	3,277	4,180,420	4,173,575	6,845
Japanese Yen, expiring 10/20/06	1,485,191	12,810,000	12,612,783	197,217

				$175,434

				$56,277

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$551,011,884
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$229,831,154

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$231,847,672
Aggregate gross unrealized depreciation	(12,955,712)

Net unrealized appreciation	$218,891,960

Federal income tax cost of investments	$1,486,585,911

At September 30, 2006, the Portfolio had loaned securities with a total value of $281,597,965. This was secured by collateral of $296,440,070 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.3%)
Johnson Controls, Inc.	42,900	$3,077,646

Hotels, Restaurants & Leisure (1.7%)
Cheesecake Factory, Inc.*^	88,000	2,392,720
Harrah’s Entertainment, Inc.	200	13,286
Las Vegas Sands Corp.*	105,600	7,217,760
McDonald’s Corp.	145,900	5,707,608
Starwood Hotels & Resorts Worldwide, Inc.	49,900	2,853,781

		18,185,155

Household Durables (1.4%)
D.R. Horton, Inc.	1,066	25,531
Fortune Brands, Inc.	43,700	3,282,307
Jarden Corp.*^	188,800	6,224,736
Leggett & Platt, Inc.	219,100	5,484,073
Lennar Corp., Class A	600	27,150

		15,043,797

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*^	71,600	2,299,792
IAC/InterActiveCorp*	117,400	3,376,424

		5,676,216

Media (2.2%)
Cablevision Systems Corp. - New York Group, Class A	163,742	3,718,581
Clear Channel Communications, Inc.	61,100	1,762,735
Getty Images, Inc.*^	84,500	4,197,960
Omnicom Group, Inc.	54,100	5,063,760
Time Warner, Inc.	307,750	5,610,282
Walt Disney Co.	72,800	2,250,248

		22,603,566

Multiline Retail (1.9%)
Dollar Tree Stores, Inc.*^	324,500	10,046,520
Target Corp.	175,500	9,696,375

		19,742,895

Specialty Retail (2.2%)
AutoNation, Inc.*^	214,755	4,488,379
Home Depot, Inc.	750	27,203
Lowe’s Cos., Inc.	479,000	13,440,740
Williams-Sonoma, Inc.^	148,900	4,822,871

		22,779,193

Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.*	230,737	5,193,890

Total Consumer Discretionary		112,302,358

Consumer Staples (7.5%)
Beverages (3.1%)
Coca-Cola Co.	109,900	4,910,332
Pepsi Bottling Group, Inc.	81,542	2,894,741
PepsiCo, Inc.	384,300	25,079,418

		32,884,491

Food & Staples Retailing (0.3%)
Sysco Corp.	83,000	2,776,350

Food Products (2.7%)
Campbell Soup Co.	197,700	7,216,050
Kraft Foods, Inc., Class A^	185,600	6,618,496
Sara Lee Corp.	880,300	14,146,421

		27,980,967

Household Products (0.0%)
Procter & Gamble Co.	841	52,125

Personal Products (0.3%)
Avon Products, Inc.	105,300	3,228,498

Tobacco (1.1%)
Altria Group, Inc.	154,200	$11,804,010

Total Consumer Staples		78,726,441

Energy (9.6%)
Energy Equipment & Services (4.1%)
Baker Hughes, Inc.	126,300	8,613,660
BJ Services Co.	167,600	5,049,788
Schlumberger Ltd.	233,400	14,477,802
Transocean, Inc.*	103,350	7,568,320
Weatherford International Ltd.*	171,000	7,134,120

		42,843,690

Oil, Gas & Consumable Fuels (5.5%)
Arch Coal, Inc.	71,200	2,058,392
Chevron Corp.	101,164	6,561,497
ConocoPhillips	577	34,349
Devon Energy Corp.	800	50,520
EOG Resources, Inc.	120,000	7,806,000
Exxon Mobil Corp.	209,358	14,047,922
Kinder Morgan Management LLC*^	90,588	3,824,625
Kinder Morgan, Inc.	200	20,970
Plains Exploration & Production Co.*	90,000	3,861,900
Royal Dutch Shell plc, Class A (ADR)	180,250	11,914,525
Royal Dutch Shell plc, Class B (ADR)^	70,252	4,803,832
Williams Cos., Inc.	120,100	2,866,787

		57,851,319

Total Energy		100,695,009

Financials (16.9%)
Capital Markets (0.0%)
Investors Financial Services Corp.^	350	15,078

Commercial Banks (2.9%)
Commerce Bancorp, Inc./ New Jersey^	97,900	3,593,909
Wachovia Corp.	239,400	13,358,520
Wells Fargo & Co.	376,200	13,610,916

		30,563,345

Consumer Finance (6.6%)
AmeriCredit Corp.*^	318,800	7,966,812
Capital One Financial Corp.	83,700	6,583,842
SLM Corp.	1,061,000	55,150,780

		69,701,434

Diversified Financial Services (1.6%)
Citigroup, Inc.	700	34,769
JPMorgan Chase & Co.	348,060	16,344,897

		16,379,666

Insurance (2.8%)
Aflac, Inc.	107,200	4,905,472
American International Group, Inc.	97,500	6,460,350
Chubb Corp.	79,300	4,120,428
Hartford Financial Services Group, Inc.	34,880	3,025,840
Marsh & McLennan Cos., Inc.	97,000	2,730,550
Prudential Financial, Inc.	775	59,094
RenaissanceRe Holdings Ltd.	82,500	4,587,000
W.R. Berkley Corp.	1,687	59,703
XL Capital Ltd., Class A	47,100	3,235,770

		29,184,207

Real Estate Investment Trusts (REIT) (0.5%)
General Growth Properties, Inc. (REIT)	93,300	4,445,745

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Host Hotels & Resorts, Inc. (REIT)	30,548	$700,466

		5,146,211

Thrifts & Mortgage Finance (2.5%)
Golden West Financial Corp.	181,500	14,020,875
Hudson City Bancorp, Inc.	204,500	2,709,625
IndyMac Bancorp, Inc.^	10,200	419,832
Washington Mutual, Inc.	209,941	9,126,135

		26,276,467

Total Financials		177,266,408

Health Care (17.3%)
Biotechnology (0.7%)
ImClone Systems, Inc.*^	55,100	1,560,432
Millennium Pharmaceuticals, Inc.*^	567,100	5,642,645

		7,203,077

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	197,800	8,991,988
C.R. Bard, Inc.	550	41,250
Medtronic, Inc.	103,900	4,825,116

		13,858,354

Health Care Providers & Services (3.1%)
Aetna, Inc.	800	31,640
Caremark Rx, Inc.	697	39,499
DaVita, Inc.*	71,925	4,162,300
Laboratory Corp. of America Holdings*	600	39,342
Lincare Holdings, Inc.*	114,100	3,952,424
McKesson Corp.	39,600	2,087,712
Medco Health Solutions, Inc.*	83,400	5,013,174
Triad Hospitals, Inc.*^	54,100	2,382,023
UnitedHealth Group, Inc.	144,310	7,100,052
WellPoint, Inc.*	103,100	7,943,855

		32,752,021

Health Care Technology (0.3%)
Cerner Corp.*	73,500	3,336,900

Life Sciences Tools & Services (0.5%)
Fisher Scientific International, Inc.*	200	15,648
Thermo Electron Corp.*	141,000	5,545,530

		5,561,178

Pharmaceuticals (11.4%)
Allergan, Inc.	233,300	26,271,913
AstraZeneca plc (ADR)	715,300	44,706,250
Endo Pharmaceuticals Holdings, Inc.*	113,800	3,704,190
Forest Laboratories, Inc.*	676,500	34,237,665
Johnson & Johnson	564	36,626
Sepracor, Inc.*^	89,600	4,340,224
Teva Pharmaceutical Industries Ltd. (ADR)	190,225	6,484,770

		119,781,638

Total Health Care		182,493,168

Industrials (11.3%)
Aerospace & Defense (0.8%)
Boeing Co.	450	35,483
United Technologies Corp.	123,600	7,830,060

		7,865,543

Air Freight & Logistics (0.9%)
FedEx Corp.	350	38,038
United Parcel Service, Inc., Class B	129,000	9,280,260

		9,318,298

Building Products (1.7%)
American Standard Cos., Inc.	432,500	18,152,025

Construction & Engineering (1.2%)
Fluor Corp.	162,900	$12,525,381

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	39,700	3,383,234
Thomas & Betts Corp.*	1,050	50,096

		3,433,330

Industrial Conglomerates (4.3%)
General Electric Co.	1,154,900	40,767,970
Textron, Inc.	400	35,000
Tyco International Ltd.	172,750	4,835,272

		45,638,242

Machinery (2.1%)
Danaher Corp.	155,200	10,657,584
Illinois Tool Works, Inc.	249,200	11,189,080

		21,846,664

Total Industrials		118,779,483

Information Technology (16.3%)
Communications Equipment (2.8%)
Cisco Systems, Inc.*	860,775	19,797,825
Motorola, Inc.	386,700	9,667,500
QUALCOMM, Inc.	900	32,715

		29,498,040

Computers & Peripherals (2.4%)
Dell, Inc.*	557,350	12,729,874
NCR Corp.*	800	31,584
Seagate Technology*	549,100	12,678,719

		25,440,177

Electronic Equipment & Instruments (2.6%)
Flextronics International Ltd.*	1,588,000	20,072,320
Jabil Circuit, Inc.	269,300	7,693,901

		27,766,221

Internet Software & Services (1.8%)
eBay, Inc.*	86,200	2,444,632
Google, Inc., Class A*	35,700	14,347,830
VeriSign, Inc.*	1,000	20,200
Yahoo!, Inc.*	71,700	1,812,576

		18,625,238

IT Services (1.2%)
Affiliated Computer Services, Inc., Class A*	183,700	9,526,682
Computer Sciences Corp.*	225	11,052
Fiserv, Inc.*	900	42,381
Paychex, Inc.	73,400	2,704,790

		12,284,905

Semiconductors & Semiconductor Equipment (1.5%)
Altera Corp.*	201,500	3,703,570
International Rectifier Corp.*	97,400	3,393,416
KLA-Tencor Corp.	59,600	2,650,412
NVIDIA Corp.*	1,200	35,508
Qimonda AG (ADR)*	365,300	6,210,100
Texas Instruments, Inc.	400	13,300

		16,006,306

Software (4.0%)
Compuware Corp.*	578,400	4,505,736
Microsoft Corp.	1,011,600	27,647,028
SAP AG (Sponsored ADR)^	204,500	10,122,750

		42,275,514

Total Information Technology		171,896,401

Materials (3.7%)
Chemicals (2.7%)
Air Products & Chemicals, Inc.	37,000	2,455,690
E.I. du Pont de Nemours & Co.	84,800	3,632,832
Huntsman Corp.*	170,400	3,101,280
Methanex Corp.	231,000	5,622,540
Nova Chemicals Corp.	72,700	2,232,617

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Potash Corp. of Saskatchewan, Inc.	47,100	$4,907,349
Rohm & Haas Co.	72,300	3,423,405
Scotts Miracle-Gro Co., Class A^	78,500	3,492,465

		28,868,178

Metals & Mining (0.6%)
Alcoa, Inc.	76,500	2,145,060
Barrick Gold Corp.	136,200	4,184,064

		6,329,124

Paper & Forest Products (0.4%)
International Paper Co.	121,300	4,200,619

Total Materials		39,397,921

Telecommunication Services (3.5%)
Diversified Telecommunication Services (1.1%)
Embarq Corp.	60	2,902
Qwest Communications International, Inc.*	500,200	4,361,744
Verizon Communications, Inc.	206,700	7,674,771

		12,039,417

Wireless Telecommunication Services (2.4%)
American Tower Corp., Class A*	225,900	8,245,350
Sprint Nextel Corp.	973,150	16,689,523

		24,934,873

Total Telecommunication Services		36,974,290

Utilities (2.1%)
Electric Utilities (0.4%)
Exelon Corp.	62,700	3,795,858

Gas Utilities (0.0%)
Energen Corp.	1,000	41,870

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	395,700	8,068,323

Multi-Utilities (0.9%)
CMS Energy Corp.*	338,200	4,883,608
MDU Resources Group, Inc.^	100,500	2,245,170
NiSource, Inc.	127,300	2,767,502

		9,896,280

Total Utilities		21,802,331

Total Common Stocks (98.9%) (Cost $824,543,821)		1,040,333,810

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.6%)
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	$2,000,000	2,000,000
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	4,000,000	4,000,000
Merrill Lynch & Co., Inc.
5.55%, 10/19/06 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	45,643,834	45,643,834
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	2,499,916	2,499,916
Unicredito Italiano Bank (IRE) plc
5.34%, 10/29/07 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,160	4,999,160

Total Short-Term Investments of Cash Collateral for Securities Loaned		69,142,910

Time Deposit (1.2%)
JPMorgan Chase Nassau
4.78%, 10/2/06	$12,830,526	$12,830,526

Total Short-Term Investments (7.8%) (Amortized Cost $81,973,436)		81,973,436

Total Investments (106.7%) (Cost/Amortized Cost $906,517,257)		1,122,307,246
Other Assets Less Liabilities (-6.7%)		(70,946,258)

Net Assets (100%)		$1,051,360,988

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$245,413,669
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$292,715,056

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,718,015
Aggregate gross unrealized depreciation	(17,252,541)

Net unrealized appreciation	$211,465,474

Federal income tax cost of investments	$910,841,772

At September 30, 2006, the Portfolio had loaned securities with a total value of $67,311,658. This was secured by collateral of $69,142,910 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $249,913,891 of which $58,311,372 expires in the year 2008 and $146,635,332 expires in the year 2009, $2,767,387 expires in the year 2010 and $42,199,800 expires in the year 2011.

Included in the capital loss carryforward amounts are $204,002,097 of losses acquired from EQ/MFS Research as a result of a tax-free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.3%)
Johnson Controls, Inc.	45,600	$3,271,344

Automobiles (0.3%)
General Motors Corp.^	125,700	4,180,782

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	40,700	1,914,121
Cheesecake Factory, Inc.*^	66,300	1,802,697
Las Vegas Sands Corp.*	122,700	8,386,545
McDonald’s Corp.	51,500	2,014,680
Starwood Hotels & Resorts Worldwide, Inc.	54,600	3,122,574

		17,240,617

Household Durables (0.8%)
Fortune Brands, Inc.	33,000	2,478,630
Jarden Corp.*^	73,900	2,436,483
Leggett & Platt, Inc.	132,500	3,316,475
Lennar Corp., Class A	29,300	1,325,825

		9,557,413

Media (3.4%)
Cablevision Systems Corp. - New York Group, Class A	126,364	2,869,726
CBS Corp., Class B	112,300	3,163,491
Clear Channel Communications, Inc.	181,100	5,224,735
Comcast Corp., Class A*	62,300	2,295,755
Getty Images, Inc.*^	161,100	8,003,448
Omnicom Group, Inc.	30,300	2,836,080
Time Warner, Inc.	177,900	3,243,117
Viacom, Inc., Class B*	61,700	2,294,006
Walt Disney Co.	357,800	11,059,598

		40,989,956

Multiline Retail (2.1%)
Dollar Tree Stores, Inc.*^	200,700	6,213,672
Target Corp.	334,600	18,486,650

		24,700,322

Specialty Retail (2.2%)
AutoNation, Inc.*	72,527	1,515,814
Home Depot, Inc.	51,700	1,875,159
Lowe’s Cos., Inc.	670,400	18,811,424
Williams-Sonoma, Inc.^	119,000	3,854,410

		26,056,807

Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.*	251,350	5,657,889

Total Consumer Discretionary		131,655,130

Consumer Staples (7.1%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc.	59,358	2,820,098
Coca-Cola Co.	105,800	4,727,144
Pepsi Bottling Group, Inc.	62,500	2,218,750
PepsiCo, Inc.	235,000	15,336,100

		25,102,092

Food & Staples Retailing (0.5%)
Sysco Corp.	174,300	5,830,335

Food Products (2.4%)
Campbell Soup Co.	139,600	5,095,400
H.J. Heinz Co.	49,600	2,079,728
Kraft Foods, Inc., Class A^	195,800	6,982,228
Sara Lee Corp.	583,600	9,378,452
Unilever N.V. (N.Y. Shares)	200,000	4,908,000

		28,443,808

Personal Products (0.5%)
Avon Products, Inc.	209,700	6,429,402

Tobacco (1.6%)
Altria Group, Inc.	258,972	$19,824,307

Total Consumer Staples		85,629,944

Energy (7.6%)
Energy Equipment & Services (3.5%)
Baker Hughes, Inc.	110,300	7,522,460
BJ Services Co.	155,000	4,670,150
Halliburton Co.	115,200	3,277,440
Schlumberger Ltd.	262,248	16,267,243
Transocean, Inc.*	32,500	2,379,975
Weatherford International Ltd.*	182,048	7,595,043

		41,712,311

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.	57,100	2,502,693
Arch Coal, Inc.^	53,400	1,543,794
Chevron Corp.	90,148	5,846,999
EOG Resources, Inc.	39,400	2,562,970
Exxon Mobil Corp.	116,390	7,809,769
Kinder Morgan, Inc.	48,640	5,099,904
Plains Exploration & Production Co.*	30,500	1,308,755
Royal Dutch Shell plc, Class A (ADR)	269,100	17,787,510
Royal Dutch Shell plc, Class B (ADR)^	65,795	4,499,062

		48,961,456

Total Energy		90,673,767

Financials (17.2%)
Capital Markets (0.2%)
Goldman Sachs Group, Inc.	14,800	2,503,716

Commercial Banks (3.1%)
Commerce Bancorp, Inc./New Jersey^	62,500	2,294,375
Fifth Third Bancorp	113,100	4,306,848
Wachovia Corp.	183,100	10,216,980
Wells Fargo & Co.	557,800	20,181,204

		36,999,407

Consumer Finance (3.3%)
AmeriCredit Corp.*	92,100	2,301,579
Capital One Financial Corp.	49,600	3,901,536
SLM Corp.	645,107	33,532,662

		39,735,777

Diversified Financial Services (2.0%)
JPMorgan Chase & Co.	493,876	23,192,417

Insurance (3.2%)
Aflac, Inc.	54,100	2,475,616
American International Group, Inc.	147,000	9,740,220
Berkshire Hathaway, Inc., Class A*	106	10,154,800
Chubb Corp.	34,400	1,787,424
Hartford Financial Services Group, Inc.	26,600	2,307,550
Marsh & McLennan Cos., Inc.	273,300	7,693,395
XL Capital Ltd., Class A	58,800	4,039,560

		38,198,565

Real Estate Investment Trusts (REIT) (0.3%)
General Growth Properties, Inc. (REIT)^	67,100	3,197,315
Host Hotels & Resorts, Inc. (REIT)	33,426	766,458

		3,963,773

Thrifts & Mortgage Finance (5.1%)
Fannie Mae	257,294	14,385,308

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Freddie Mac	162,700	$10,791,891
Golden West Financial Corp.	80,000	6,180,000
Hudson City Bancorp, Inc.	494,500	6,552,125
IndyMac Bancorp, Inc.^	52,100	2,144,436
Washington Mutual, Inc.	488,000	21,213,360

		61,267,120

Total Financials		205,860,775

Health Care (15.1%)
Biotechnology (0.9%)
Amgen, Inc.*	50,900	3,640,877
ImClone Systems, Inc.*^	151,000	4,276,320
Millennium Pharmaceuticals, Inc.*^	272,700	2,713,365

		10,630,562

Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	224,500	10,205,770
Medtronic, Inc.	146,800	6,817,392

		17,023,162

Health Care Providers & Services (3.5%)
DaVita, Inc.*	116,850	6,762,109
Lincare Holdings, Inc.*^	86,000	2,979,040
McKesson Corp	101,700	5,361,624
Medco Health Solutions, Inc.*	128,000	7,694,080
UnitedHealth Group, Inc.	179,300	8,821,560
WellPoint, Inc.*	130,000	10,016,500

		41,634,913

Life Sciences Tools & Services (0.2%)
Thermo Electron Corp.*	80,900	3,181,797

Pharmaceuticals (9.1%)
Allergan, Inc.	152,306	17,151,179
AstraZeneca plc (ADR)	567,100	35,443,750
Eli Lilly & Co.	100,730	5,741,610
Forest Laboratories, Inc.*	620,746	31,415,955
Pfizer, Inc.	225,839	6,404,794
Sepracor, Inc.*^	68,000	3,293,920
Teva Pharmaceutical Industries Ltd. (ADR)	279,500	9,528,155

		108,979,363

Total Health Care		181,449,797

Industrials (10.6%)
Aerospace & Defense (1.7%)
Raytheon Co.	34,000	1,632,340
United Technologies Corp.	298,462	18,907,568

		20,539,908

Air Freight & Logistics (1.2%)
United Parcel Service, Inc., Class B	188,800	13,582,272

Building Products (0.9%)
American Standard Cos., Inc.	252,500	10,597,425

Construction & Engineering (1.3%)
Fluor Corp.	207,600	15,962,364

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	60,700	5,172,854
Emerson Electric Co.	39,300	3,295,698

		8,468,552

Industrial Conglomerates (3.2%)
General Electric Co.	950,128	33,539,518
Siemens AG (ADR)	31,700	2,761,070
Tyco International Ltd.	79,400	2,222,406

		38,522,994

Machinery (1.6%)
Danaher Corp.	157,200	10,794,924
Illinois Tool Works, Inc.	193,200	$8,674,680

		19,469,604

Total Industrials		127,143,119

Information Technology (23.4%)
Communications Equipment (3.3%)
Cisco Systems, Inc.*	1,098,312	25,261,176
Corning, Inc.*	330,100	8,057,741
Motorola, Inc.	138,400	3,460,000
QUALCOMM, Inc.	75,600	2,748,060

		39,526,977

Computers & Peripherals (3.5%)
Dell, Inc.*	311,500	7,114,660
Hewlett-Packard Co.	93,635	3,435,468
SanDisk Corp.*	294,400	15,762,176
Seagate Technology*	323,800	7,476,542
Sun Microsystems, Inc.*	1,591,900	7,911,743

		41,700,589

Electronic Equipment & Instruments (1.6%)
Agilent Technologies, Inc.*	74,706	2,442,139
Flextronics International Ltd.*	988,200	12,490,848
Jabil Circuit, Inc.	163,400	4,668,338

		19,601,325

Internet Software & Services (2.5%)
eBay, Inc.*	282,284	8,005,574
Google, Inc., Class A*	42,900	17,241,510
Yahoo!, Inc.*	202,300	5,114,144

		30,361,228

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	138,600	7,187,796
Automatic Data Processing, Inc.	73,300	3,470,022
Paychex, Inc.	50,300	1,853,555

		12,511,373

Semiconductors & Semiconductor Equipment (7.9%)
Altera Corp.*	684,500	12,581,110
Applied Materials, Inc.^	910,682	16,146,392
ASML Holding N.V. (N.Y. Shares)*^	139,300	3,242,904
ATI Technologies, Inc.*^	190,700	4,090,515
Fairchild Semiconductor International, Inc.*^	168,700	3,154,690
Intel Corp.	755,003	15,530,412
International Rectifier Corp.*	243,300	8,476,572
KLA-Tencor Corp.	320,300	14,243,741
Linear Technology Corp.	122,500	3,812,200
Qimonda AG (ADR)*	120,900	2,055,300
Teradyne, Inc.*	170,500	2,243,780
Xilinx, Inc.	391,700	8,597,815

		94,175,431

Software (3.5%)
Microsoft Corp.	1,171,852	32,026,715
SAP AG (Sponsored ADR)^	211,300	10,459,350

		42,486,065

Total Information Technology		280,362,988

Materials (3.7%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	41,507	2,754,820
Dow Chemical Co.	138,300	5,390,934
E.I. du Pont de Nemours & Co.	28,100	1,203,804
Huntsman Corp.*	332,700	6,055,140
Methanex Corp.	105,900	2,577,606
Potash Corp. of Saskatchewan, Inc.	33,800	3,521,622
Rohm & Haas Co.	23,800	1,126,930

		22,630,856

Metals & Mining (1.6%)
Alcoa, Inc.	398,300	11,168,332

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Barrick Gold Corp.	154,000	$4,730,880
Newmont Mining Corp.	78,100	3,338,775

		19,237,987

Paper & Forest Products (0.2%)
International Paper Co.	82,900	2,870,827

Total Materials		44,739,670

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	70,000	2,279,200
Qwest Communications International, Inc.*	603,200	5,259,904
Verizon Communications, Inc.	206,300	7,659,919

		15,199,023

Wireless Telecommunication Services (1.2%)
American Tower Corp., Class A*	79,300	2,894,450
Sprint Nextel Corp.	672,200	11,528,230

		14,422,680

Total Telecommunication Services		29,621,703

Utilities (1.0%)
Electric Utilities (0.2%)
Exelon Corp.	42,600	2,579,004

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	340,100	6,934,639

Multi-Utilities (0.2%)
MDU Resources Group, Inc.^	120,300	2,687,502

Total Utilities		12,201,145

Total Common Stocks (99.2%) (Cost $1,017,543,259)		1,189,338,038

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.7%)
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	$3,000,000	3,000,000
CC USA, Inc.
5.38%, 2/20/08 (l)	6,498,046	6,498,046
Merrill Lynch & Co., Inc.
5.55%, 10/19/06 (l)	$5,000,000	$5,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	29,057,692	29,057,692
Pricoa Global Funding 1
5.36%, 5/23/08 (l)	5,000,000	5,000,000
Unicredito Italiano Bank (IRE) plc
5.34%, 10/29/07 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,160	4,999,160

Total Short-Term Investments of Cash Collateral for Securities Loaned		68,554,898

Time Deposit (1.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	11,862,363	11,862,363

Total Short-Term Investments (6.7%) (Amortized Cost $80,417,261)		80,417,261

Total Investments (105.9%) (Cost/Amortized Cost $1,097,960,520)		1,269,755,299
Other Assets Less Liabilities (-5.9%)		(70,594,455)

Net Assets (100%)		$1,199,160,844

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$248,127,022
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$242,002,573

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,365,142
Aggregate gross unrealized depreciation	(25,685,722)

Net unrealized appreciation	$168,679,420

Federal income tax cost of investments	$1,101,075,879

At September 30, 2006, the Portfolio had loaned securities with a total value of $66,858,439. This was secured by collateral of $68,554,898 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (25.3%)
Auto Components (0.7%)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
7.625%, 5/15/14 §	$800,000	$776,000
TRW Automotive, Inc.
9.375%, 2/15/13	487,000	518,655

		1,294,655

Automobiles (0.5%)
General Motors Corp.
8.375%, 7/15/33	1,020,000	882,300

Distributors (0.3%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	592,500

Diversified Consumer Services (1.3%)
Alderwoods Group, Inc.
7.750%, 9/15/12	700,000	754,250
Carriage Services, Inc.
7.875%, 1/15/15	475,000	461,937
Education Management LLC/ Education Management Corp.
8.750%, 6/1/14 §	650,000	656,500
Service Corp. International
7.700%, 4/15/09	75,000	76,969
7.375%, 10/1/14 §	250,000	251,563
6.750%, 4/1/16	100,000	95,875

		2,297,094

Hotels, Restaurants & Leisure (7.3%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	595,000	603,925
Boyd Gaming Corp.
7.750%, 12/15/12	725,000	744,031
Caesars Entertainment, Inc.
8.125%, 5/15/11	375,000	395,625
Hilton Hotels Corp.
8.250%, 2/15/11	690,000	743,475
Intrawest Corp.
7.500%, 10/15/13	500,000	536,875
Landry’s Restaurants, Inc., Series B
7.500%, 12/15/14	1,160,000	1,110,700
MGM MIRAGE
8.500%, 9/15/10	600,000	638,250
6.750%, 9/1/12	500,000	493,125
6.625%, 7/15/15	835,000	801,600
Mohegan Tribal Gaming Authority
7.125%, 8/15/14	1,075,000	1,069,625
Restaurant Co.
10.000%, 10/1/13	650,000	600,438
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	370,000	392,100
San Pasqual Casino
8.000%, 9/15/13 §	875,000	890,313
Seneca Gaming Corp.
7.250%, 5/1/12	285,000	285,000
Series B
7.250%, 5/1/12	235,000	235,000
Speedway Motorsports, Inc.
6.750%, 6/1/13	730,000	722,700
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	675,000	708,750
Station Casinos, Inc.
6.875%, 3/1/16	1,695,000	1,589,062
6.625%, 3/15/18	200,000	180,500
Turning Stone Casino Resort Enterprise
9.125%, 9/15/14 (b)	$175,000	$176,750

		12,917,844

Household Durables (0.1%)
American Greetings Corp.
7.375%, 6/1/16	150,000	152,250

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	807,000	794,895

Leisure Equipment & Products (0.4%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	765,000	749,700

Media (10.4%)
Allbritton Communications Co.
7.750%, 12/15/12	935,000	942,012
CBD Media, Inc./CBD Finance
8.625%, 6/1/11	175,000	172,375
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	1,220,000	1,110,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §	1,200,000	1,219,500
CSC Holdings, Inc.
7.250%, 7/15/08 Series B	850,000	858,500
8.125%, 7/15/09	210,000	217,350
Dex Media East LLC/Dex Media East Finance Co.
9.875%, 11/15/09	100,000	105,375
12.125%, 11/15/12	325,000	362,781
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10	820,000	846,650
9.875%, 8/15/13	440,000	475,200
DirecTV Holdings Corp./DirecTV Financing Co.
6.375%, 6/15/15	675,000	634,500
Echostar DBS Corp.
6.375%, 10/1/11	250,000	243,438
Houghton Mifflin Co.
8.250%, 2/1/11	450,000	462,375
Imax Corp.
9.625%, 12/1/10	500,000	476,250
Inmarsat Finance plc
7.625%, 6/30/12	575,000	592,250
Intelsat Bermuda Ltd.
11.640%, 6/15/13 § (l)	1,375,000	1,443,750
Intelsat Corp.
9.000%, 8/15/14	406,000	419,195
Intelsat Subsidiary Holding Co., Ltd.
10.484%, 1/15/12 (l)	730,000	740,038
8.625%, 1/15/15	1,075,000	1,099,187
Mediacom LLC/ Mediacom Capital Corp.
9.500%, 1/15/13	1,360,000	1,390,600
Primedia, Inc.
8.875%, 5/15/11	400,000	391,000
Quebecor Media, Inc.
7.750%, 3/15/16	900,000	901,125
R.H. Donnelley Corp.
6.875%, 1/15/13 Series A1	380,000	346,750
6.875%, 1/15/13	985,000	898,812

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Series A2
6.875%, 1/15/13	$650,000	$593,125
R.H. Donnelley, Inc.
10.875%, 12/15/12	225,000	247,500
Rogers Cable, Inc.
6.250%, 6/15/13	275,000	271,563
6.750%, 3/15/15	175,000	176,750
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	350,000	364,875
Videotron Ltd.
6.875%, 1/15/14	350,000	344,750

		18,347,776

Multiline Retail (1.0%)
Neiman Marcus Group, Inc.
9.000%, 10/15/15	750,000	796,875
Term Loan
7.340%, 4/6/13	569,620	573,182
Saks, Inc.
8.250%, 11/15/08	350,000	359,625

		1,729,682

Specialty Retail (1.1%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	675,000	691,031
8.000%, 3/15/14	175,000	172,813
AutoNation, Inc.
7.000%, 4/15/14 §	550,000	548,625
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	492,000	519,060

		1,931,529

Textiles, Apparel & Luxury Goods (1.7%)
INVISTA
9.250%, 5/1/12 §	450,000	475,875
Levi Strauss & Co.
10.258%, 4/1/12 (l)	1,095,000	1,127,850
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13	785,000	773,225
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	454,500
8.125%, 5/1/13	125,000	130,312

		2,961,762

Total Consumer Discretionary		44,651,987

Consumer Staples (5.9%)
Beverages (1.3%)
Constellation Brands, Inc.
7.250%, 9/1/16	650,000	657,312
Series B
8.125%, 1/15/12	400,000	413,500
Cott Beverages, Inc.
8.000%, 12/15/11	1,125,000	1,147,500

		2,218,312

Food & Staples Retailing (2.5%)
Delhaize America, Inc.
8.125%, 4/15/11	975,000	1,046,456
Ingles Markets, Inc.
8.875%, 12/1/11	750,000	781,875
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12	425,000	446,781
Pantry, Inc.
7.750%, 2/15/14	1,410,000	1,413,525
Stater Brothers Holdings
8.125%, 6/15/12	795,000	798,975

		4,487,612

Food Products (1.2%)
Dole Food Co.
8.625%, 5/1/09	832,000	813,280
Smithfield Foods, Inc.
7.625%, 2/15/08	$350,000	$355,250
Series B
7.750%, 5/15/13	985,000	1,014,550

		2,183,080

Household Products (0.6%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,025,000	1,063,438

Personal Products (0.3%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	455,000	445,900

Total Consumer Staples		10,398,342

Energy (8.2%)
Energy Equipment & Services (2.4%)
Basic Energy Services, Inc.
7.125%, 4/15/16 §	590,000	569,350
Dresser, Inc.
10.125%, 4/15/11	950,000	996,312
Dresser-Rand Group, Inc.
7.375%, 11/1/14	938,000	921,585
Hanover Compressor Co.
7.500%, 4/15/13	440,000	440,000
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	475,000	494,000
Universal Compression, Inc.
7.250%, 5/15/10	725,000	730,438

		4,151,685

Oil, Gas & Consumable Fuels (5.8%)
AmeriGas Partners LP
7.250%, 5/20/15	740,000	737,225
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	925,000	911,125
Atlas Pipeline Partners LP
8.125%, 12/15/15	625,000	635,937
Chesapeake Energy Corp.
6.625%, 1/15/16	1,400,000	1,351,000
Colorado Interstate Gas Co.
6.800%, 11/15/15	350,000	352,727
Compton Petroleum Finance Corp.
7.625%, 12/1/13	715,000	689,975
Denbury Resources, Inc.
7.500%, 12/15/15	375,000	375,000
El Paso Corp.
7.875%, 6/15/12	700,000	726,250
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	1,200,000	1,173,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	200,000	191,500
Northwest Pipeline Corp.
7.000%, 6/15/16 (b)	900,000	920,250
Pogo Producing Co.
7.875%, 5/1/13 §	130,000	132,438
6.875%, 10/1/17	575,000	548,406
Teekay Shipping Corp.
8.875%, 7/15/11	525,000	553,875
Williams Cos., Inc.
7.125%, 9/1/11	650,000	666,250
8.125%, 3/15/12	265,000	282,888

		10,247,846

Total Energy		14,399,531

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (12.8%)
Capital Markets (1.2%)
Arch Western Finance LLC
6.750%, 7/1/13	$300,000	$288,000
Basell AF SCA
8.375%, 8/15/15 §	1,010,000	1,002,425
E*Trade Financial Corp.
8.000%, 6/15/11	105,000	108,675
7.375%, 9/15/13	625,000	639,063

		2,038,163

Consumer Finance (8.0%)
Ford Motor Credit Co.
7.875%, 6/15/10	7,380,000	7,187,220
7.000%, 10/1/13	200,000	185,567
GMAC LLC
6.875%, 9/15/11	3,775,000	3,755,000
8.000%, 11/1/31	2,885,000	3,016,501

		14,144,288

Diversified Financial Services (2.3%)
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13	200,000	199,000
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	406,000	440,510
Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp.
0.000%, 10/1/14 (e)	850,000	689,563
Di Finance/DynCorp International,
Series B
9.500%, 2/15/13	981,000	1,015,335
Dollar Financial Group, Inc.
9.750%, 11/15/11	500,000	545,471
Rainbow National Services LLC
10.375%, 9/1/14 §	1,050,000	1,186,500
Residential Capital Corp.
6.375%, 6/30/10	75,000	75,883

		4,152,262

Real Estate Investment Trusts (REIT) (1.3%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	775,000	820,531
Host Marriott LP (REIT)
7.125%, 11/1/13	125,000	126,563
Series I
9.500%, 1/15/07	475,000	479,156
Series M
7.000%, 8/15/12	125,000	126,406
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	400,000	394,000
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15	275,000	282,906

		2,229,562

Total Financials		22,564,275

Health Care (4.0%)
Biotechnology (0.5%)
Angiotech Pharmaceuticals, Inc.
7.750%, 4/1/14 §	925,000	878,750

Health Care Equipment & Supplies (0.5%)
Accellent, Inc.
10.500%, 12/1/13	780,000	811,200

Health Care Providers & Services (3.0%)
DaVita, Inc.
6.625%, 3/15/13	800,000	781,000
HCA, Inc.
6.950%, 5/1/12	1,635,000	1,432,669
Omnicare, Inc.
6.750%, 12/15/13	$260,000	$252,850
Tenet Healthcare Corp.
9.875%, 7/1/14	810,000	806,962
U.S. Oncology Holdings, Inc.
10.675%, 3/15/15 (l)	1,300,000	1,326,000
U.S. Oncology, Inc.
9.000%, 8/15/12	750,000	776,250

		5,375,731

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	74,438

Total Health Care		7,140,119

Industrials (6.7%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc.
6.750%, 4/1/16	200,000	197,000
Argo-Tech Corp.
9.250%, 6/1/11	450,000	468,000
Bombardier, Inc.
6.750%, 5/1/12 §	225,000	214,312
DRS Technologies, Inc.
6.625%, 2/1/16	450,000	442,125
Esterline Technologies Corp.
7.750%, 6/15/13	625,000	631,250
L-3 Communications Corp.
6.125%, 7/15/13	75,000	72,938
Series B
6.375%, 10/15/15	75,000	72,938
Moog, Inc.
6.250%, 1/15/15	450,000	429,750
TransDigm, Inc.
7.750%, 7/15/14 §	1,175,000	1,183,812

		3,712,125

Building Products (0.3%)
Goodman Global Holdings, Inc.
7.875%, 12/15/12	245,000	233,363
Series B
8.329%, 6/15/12	330,000	334,537

		567,900

Commercial Services & Supplies (1.4%)
ADESA, Inc.
7.625%, 6/15/12	1,287,000	1,267,695
Allied Waste Industries, Inc.
6.375%, 1/15/08	150,000	150,000
Allied Waste North America, Inc., Series B
5.750%, 2/15/11	380,000	364,325
Corrections Corp. of America
7.500%, 5/1/11	325,000	332,312
6.750%, 1/31/14	375,000	375,000

		2,489,332

Electrical Equipment (0.5%)
General Cable Corp.
9.500%, 11/15/10	650,000	695,500
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	125,840

		821,340

Machinery (1.5%)
Briggs & Stratton Corp.
8.875%, 3/15/11	675,000	742,530
Case New Holland, Inc.
9.250%, 8/1/11	700,000	742,000
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	330,750

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Trinity Industries, Inc.
6.500%, 3/15/14	$950,000	$928,625

		2,743,905

Road & Rail (0.9%)
Hertz Corp.
8.875%, 1/1/14 §	625,000	654,688
United Rentals North America, Inc.
6.500%, 2/15/12	900,000	868,500

		1,523,188

Total Industrials		11,857,790

Information Technology (3.4%)
IT Services (1.6%)
iPayment, Inc.
9.750%, 5/15/14 §	650,000	663,000
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,425,000	1,474,875
4.875%, 1/15/14	795,000	687,675

		2,825,550

Office Electronics (1.3%)
Xerox Corp.
7.125%, 6/15/10	200,000	208,000
7.625%, 6/15/13	175,000	183,750
6.400%, 3/15/16	865,000	860,675
7.200%, 4/1/16	775,000	813,750
6.750%, 2/1/17	210,000	213,150

		2,279,325

Semiconductors & Semiconductor Equipment (0.5%)
Sensata Technologies B.V.
8.000%, 5/1/14 §	900,000	875,250

Total Information Technology		5,980,125

Materials (10.3%)
Chemicals (1.8%)
Airgas, Inc.
6.250%, 7/15/14	340,000	317,050
Lyondell Chemical Co.
8.250%, 9/15/16	880,000	893,200
Nalco Co.
7.750%, 11/15/11	400,000	408,000
PolyOne Corp.
8.875%, 5/1/12	835,000	843,350
Rockwood Specialties Group, Inc.
7.500%, 11/15/14	800,000	788,000

		3,249,600

Construction Materials (0.7%)
Texas Industries, Inc.
7.250%, 7/15/13	450,000	450,000
U.S. Concrete, Inc.
8.375%, 4/1/14 §	285,000	273,956
8.375%, 4/1/14	445,000	427,757

		1,151,713

Containers & Packaging (2.8%)
Berry Plastics Holdings Corp.
8.875%, 9/15/14 (b)	1,125,000	1,130,625
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	930,000	941,625
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09	286,000	293,865
8.750%, 11/15/12	150,000	158,250
Owens-Illinois, Inc.
7.350%, 5/15/08	1,760,000	1,773,200
Stone Container Finance
7.375%, 7/15/14	680,000	618,800

		4,916,365

Metals & Mining (2.1%)
AK Steel Holding Corp.
7.750%, 6/15/12	$275,000	$267,781
California Steel Industries, Inc.
6.125%, 3/15/14	425,000	395,781
Foundation PA Coal Co.
7.250%, 8/1/14	900,000	904,500
International Steel Group, Inc.
6.500%, 4/15/14	432,000	426,600
Novelis, Inc.
8.250%, 2/15/15 §	700,000	665,000
Steel Dynamics, Inc.
9.500%, 3/15/09	450,000	465,750
Senior Notes
9.500%, 3/15/09	600,000	619,500

		3,744,912

Paper & Forest Products (2.9%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15	460,000	418,600
Bowater, Inc.
6.500%, 6/15/13	1,339,000	1,188,362
Buckeye Technologies, Inc.
8.500%, 10/1/13	300,000	300,750
Catalyst Paper Corp.
7.375%, 3/1/14	75,000	69,000
Georgia-Pacific Corp.
8.125%, 5/15/11	1,640,000	1,681,000
Plastipak Holdings, Inc.
8.500%, 12/15/15 §	700,000	707,000
Verso Paper Holdings LLC/Verson Paper, Inc.
9.235%, 8/1/14 § (l)	720,000	727,200

		5,091,912

Total Materials		18,154,502

Telecommunication Services (9.1%)
Diversified Telecommunication Services (5.0%)
Citizens Communications Co.
6.250%, 1/15/13	1,100,000	1,069,750
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13	750,000	770,625
Level 3 Communications, Inc.
11.250%, 3/15/10	1,165,000	1,194,125
Pathnet, Inc.
12.250%, 4/15/08 †(h)	243,268	—
Qwest Communications International, Inc.
7.500%, 2/15/14	675,000	676,688
Qwest Corp.
8.875%, 3/15/12	800,000	873,000
7.500%, 10/1/14 §	250,000	258,125
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	1,165,000	1,226,162
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	575,000	—
Windstream Corp.
8.625%, 8/1/16 §	2,620,000	2,803,400

		8,871,875

Wireless Telecommunication Services (4.1%)
American Cellular Corp., Series B
10.000%, 8/1/11	1,030,000	1,078,925
Dobson Cellular Systems, Inc.
8.375%, 11/1/11 §	400,000	415,500
8.375%, 11/1/11	800,000	831,000
9.875%, 11/1/12	640,000	686,400

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Rogers Wireless, Inc.
9.625%, 5/1/11	$975,000	$1,101,750
7.500%, 3/15/15	1,000,000	1,067,500
Zeus Special Subsidiary Ltd./Intelsat Ltd.
0.000%, 2/1/15 § (e)	2,860,000	2,073,500

		7,254,575

Total Telecommunication Services		16,126,450

Utilities (7.9%)
Electric Utilities (2.7%)
Edison Mission Energy
7.730%, 6/15/09	500,000	513,750
7.500%, 6/15/13 §	450,000	454,500
7.750%, 6/15/16 §	750,000	759,375
Midwest Generation LLC
8.750%, 5/1/34	450,000	480,375
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	450,000	463,500
Nevada Power Co.
6.500%, 4/15/12	300,000	309,250
Reliant Energy, Inc.
9.250%, 7/15/10	350,000	363,125
9.500%, 7/15/13	200,000	207,500
6.750%, 12/15/14	50,000	47,563
Sierra Pacific Resources
8.625%, 3/15/14	400,000	431,887
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	659,634	646,384

		4,677,209

Gas Utilities (1.1%)
ANR Pipeline Co.
8.875%, 3/15/10	50,000	52,433
Southern Natural Gas Co.
6.700%, 10/1/07	475,000	477,513
8.875%, 3/15/10	375,000	393,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	980,000	945,700

		1,868,896

Independent Power Producers & Energy Traders (3.5%)
AES Corp.
8.750%, 6/15/08	475,000	492,813
9.500%, 6/1/09	400,000	427,000
8.875%, 2/15/11	500,000	535,000
8.750%, 5/15/13 §	200,000	214,500
Dynegy Holdings, Inc.
8.375%, 5/1/16 §	500,000	508,750
8.375%, 5/1/16	500,000	508,750
Mirant North America LLC
7.375%, 12/31/13	1,230,000	1,231,537
NRG Energy, Inc.
7.375%, 2/1/16	1,600,000	1,590,000
Targa Resources, Inc.
6.830%, 10/31/07	500,000	499,844
TXU Corp., Series P
5.550%, 11/15/14	260,000	245,642

		6,253,836

Multi-Utilities (0.6%)
CMS Energy Corp.
7.500%, 1/15/09	1,090,000	1,122,700

Total Utilities		13,922,641

Total Long-Term Debt Securities (93.6%) (Cost $164,540,223)		165,195,762

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.1%)
Media (0.1%)
NTL, Inc.	2,197	$55,870

Total Consumer Discretionary		55,870

Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.	7,818	204,597

Total Financials		204,597

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
XO Holdings, Inc.*	1,251	6,105

Total Telecommunication Services		6,105

Total Common Stocks (0.2%) (Cost $2,213,193)		266,572

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	250	72,580

Total Health Care		72,580

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$0.14, expiring 1/15/07*†	600	—
Loral Space & Communications,
$23.70, expiring 12/26/06*†	5,235	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	300	—

		—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—
XO Holdings, Inc.,
$10.00, expiring 1/16/10*	1,879	714
XO Holdings, Inc.,
$6.25, expiring 1/16/10*	2,505	2,255
XO Holdings, Inc.,
$7.50, expiring 1/16/10*	1,879	1,127

Total Telecommunication Services		4,096

Total Warrants (0.0%) (Cost $5,940)		76,676

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $9,269,948)	$9,269,948	$9,269,948

Total Investments (99.0%) (Cost/Amortized Cost $176,029,304)		174,808,958
Other Assets Less Liabilities (1.0%)		1,728,256

Net Assets (100%)		$176,537,214

*	Non-income producing.

†	Securities (totaling $72,580 or 0.04% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $25,210,291 or 14.28% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$110,491,085
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,372,137

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,510,192
Aggregate gross unrealized depreciation	(3,783,464)

Net unrealized depreciation	$(1,273,272)

Federal income tax cost of investments	$176,082,230

The Portfolio has a net capital loss carryforward of $24,685,257, of which $1,303,139 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010 and $2,157,878 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Automobiles (1.0%)
Harley-Davidson, Inc.	1,290	$80,948

Diversified Consumer Services (0.9%)
Apollo Group, Inc., Class A*	420	20,681
H&R Block, Inc.	2,690	58,481

		79,162

Household Durables (0.1%)
Hunter Douglas N.V.	100	7,005

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	930	29,872
Expedia, Inc.*	380	5,958
IAC/InterActiveCorp*	350	10,066
Liberty Media Holding Corp., Interactive Class A*	890	18,138

		64,034

Media (3.7%)
Comcast Corp., Special Class A*	3,840	141,350
Gannett Co., Inc.	130	7,388
Lagardere S.C.A.	400	28,831
Liberty Media Holding Corp., Capital Series Class A*	170	14,207
News Corp., Class A	4,670	91,766
NTL, Inc.	670	17,038
WPP Group plc (ADR)	240	14,815

		315,395

Specialty Retail (0.9%)
Bed Bath & Beyond, Inc.*	860	32,903
CarMax, Inc.*	380	15,850
Lowe’s Cos., Inc.	980	27,499

		76,252

Total Consumer Discretionary		622,796

Consumer Staples (9.7%)
Beverages (1.2%)
Diageo plc (Sponsored ADR)	1,100	78,144
Heineken Holding N.V.	600	23,554

		101,698

Food & Staples Retailing (3.5%)
Costco Wholesale Corp.	3,960	196,733
Wal-Mart Stores, Inc.	2,020	99,626

		296,359

Food Products (0.5%)
Hershey Co.	830	44,364

Household Products (0.8%)
Procter & Gamble Co.	1,090	67,558

Personal Products (0.3%)
Avon Products, Inc.	830	25,448

Tobacco (3.4%)
Altria Group, Inc.	3,680	281,704

Total Consumer Staples		817,131

Energy (7.2%)
Energy Equipment & Services (0.5%)
Transocean, Inc.*	610	44,670

Oil, Gas & Consumable Fuels (6.7%)
ConocoPhillips	3,950	235,144
Devon Energy Corp.	1,960	123,774
EOG Resources, Inc.	1,630	106,032
Occidental Petroleum Corp.	2,040	98,144

		563,094

Total Energy		607,764

Financials (26.0%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	1,250	$58,625
Morgan Stanley	510	37,184
State Street Corp.	260	16,224

		112,033

Commercial Banks (3.4%)
Commerce Bancorp, Inc./New Jersey	960	35,242
HSBC Holdings plc	4,700	85,555
Wells Fargo & Co.	4,670	168,960

		289,757

Consumer Finance (3.5%)
American Express Co.	5,210	292,177

Diversified Financial Services (5.0%)
Citigroup, Inc.	2,880	143,050
JPMorgan Chase & Co.	4,190	196,762
Moody’s Corp.	1,290	84,340

		424,152

Insurance (9.8%)
American International Group, Inc.	3,860	255,763
Aon Corp.	1,260	42,676
Berkshire Hathaway, Inc., Class B*	51	161,874
Chubb Corp.	530	27,539
Everest Reinsurance Group Ltd.	50	4,876
Loews Corp.	3,360	127,344
Markel Corp.*	7	2,875
Principal Financial Group, Inc.	360	19,541
Progressive Corp.	5,970	146,504
Sun Life Financial, Inc.	170	6,982
Transatlantic Holdings, Inc.	500	30,205

		826,179

Real Estate Investment Trusts (REIT) (0.9%)
General Growth Properties, Inc. (REIT)	1,610	76,717

Thrifts & Mortgage Finance (2.1%)
Golden West Financial Corp.	2,230	172,267

Total Financials		2,193,282

Health Care (1.5%)
Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	760	49,962
Caremark Rx, Inc.	1,320	74,805

Total Health Care		124,767

Industrials (3.2%)
Air Freight & Logistics (0.3%)
United Parcel Service, Inc., Class B	380	27,337

Industrial Conglomerates (2.5%)
Tyco International Ltd.	7,550	211,324

Marine (0.1%)
Kuehne & Nagel International AG	138	9,520

Transportation Infrastructure (0.3%)
China Merchants Holdings International Co. Ltd.	5,400	15,835
Cosco Pacific Ltd.	3,900	7,798

		23,633

Total Industrials		271,814

Information Technology (3.4%)
Communications Equipment (0.2%)
Nokia Oyj (ADR)	740	14,571

Computers & Peripherals (0.7%)
Dell, Inc.*	1,360	31,063

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Hewlett-Packard Co.	880	$32,287

		63,350

IT Services (1.0%)
Iron Mountain, Inc.*	1,980	85,021

Software (1.5%)
Microsoft Corp.	4,720	128,997

Total Information Technology		291,939

Materials (2.3%)
Construction Materials (0.9%)
Martin Marietta Materials, Inc.	320	27,078
Vulcan Materials Co.	650	50,863

		77,941

Containers & Packaging (1.2%)
Sealed Air Corp.	1,920	103,910

Metals & Mining (0.2%)
BHP Billiton plc	350	6,028
Rio Tinto plc	130	6,136

		12,164

Total Materials		194,015

Telecommunication Services (1.0%)
Wireless Telecommunication Services (1.0%)
SK Telecom Co., Ltd. (ADR)	1,210	28,592
Sprint Nextel Corp.	3,250	55,738

Total Telecommunication Services		84,330

Total Common Stocks (61.7%) (Cost $5,153,624)		5,207,838

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (48.3%)
Federal Home Loan Bank
4.50%, 10/2/06 (o)(p)	$4,078,000	$4,076,980

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	930	930

Total Short-Term Investments (48.3%) (Cost/Amortized Cost $4,078,420)		4,077,910

Total Investments (110.0%) (Cost/Amortized Cost $9,232,044)		9,285,748
Other Assets Less Liabilities (-10.0%)		(842,029)

Net Assets (100%)		$8,443,719

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,153,624
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,740
Aggregate gross unrealized depreciation	(35,036)

Net unrealized appreciation	$53,704

Federal income tax cost of investments	$9,232,044

For the period ended September 30, 2006, the Portfolio incurred approximately $260 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*^	52,700	$764,150
Johnson Controls, Inc.	58,100	4,168,094

		4,932,244

Automobiles (0.4%)
Ford Motor Co.^	559,097	4,523,095
General Motors Corp.^	168,100	5,591,006
Harley-Davidson, Inc.^	78,000	4,894,500

		15,008,601

Distributors (0.1%)
Genuine Parts Co.	50,900	2,195,317

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*^	41,600	2,048,384
H&R Block, Inc.^	95,600	2,078,344

		4,126,728

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.^	132,300	6,222,069
Darden Restaurants, Inc.	43,450	1,845,322
Harrah’s Entertainment, Inc.	55,200	3,666,936
Hilton Hotels Corp.	114,600	3,191,610
International Game Technology	100,900	4,187,350
Marriott International, Inc., Class A	102,100	3,945,144
McDonald’s Corp.	364,500	14,259,240
Starbucks Corp.*	224,700	7,651,035
Starwood Hotels & Resorts Worldwide, Inc.	64,700	3,700,193
Wendy’s International, Inc.	35,000	2,345,000
Wyndham Worldwide Corp.*	59,495	1,664,075
Yum! Brands, Inc.	80,440	4,186,902

		56,864,876

Household Durables (0.6%)
Black & Decker Corp.^	22,000	1,745,700
Centex Corp.^	35,200	1,852,224
D.R. Horton, Inc.	80,900	1,937,555
Fortune Brands, Inc.	44,800	3,364,928
Harman International Industries, Inc.	19,400	1,618,736
KB Home^	23,300	1,020,540
Leggett & Platt, Inc.^	53,700	1,344,111
Lennar Corp., Class A^	41,100	1,859,775
Newell Rubbermaid, Inc.	82,276	2,330,057
Pulte Homes, Inc.^	62,900	2,003,994
Snap-On, Inc.^	17,200	766,260
Stanley Works^	24,100	1,201,385
Whirlpool Corp.^	23,266	1,956,903

		23,002,168

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*^	93,400	3,000,008

Leisure Equipment & Products (0.2%)
Brunswick Corp.	27,500	857,725
Eastman Kodak Co.^	85,300	1,910,720
Hasbro, Inc.	48,608	1,105,832
Mattel, Inc.	112,300	2,212,310

		6,086,587

Media (3.3%)
CBS Corp., Class B	232,050	6,536,848
Clear Channel Communications, Inc.^	147,490	4,255,087
Comcast Corp., Class A*	622,100	22,924,385
Dow Jones & Co., Inc.^	19,300	647,322
E.W. Scripps Co., Class A^	24,800	1,188,664
Gannett Co., Inc.	70,300	3,995,149
Interpublic Group of Cos., Inc.*^	131,000	1,296,900
McGraw-Hill Cos., Inc.	104,600	$6,069,938
Meredith Corp.	11,600	572,228
New York Times Co., Class A^	42,900	985,842
News Corp., Class A	694,500	13,646,925
Omnicom Group, Inc.	51,100	4,782,960
Time Warner, Inc.	1,208,900	22,038,247
Tribune Co.^	56,650	1,853,588
Univision Communications, Inc., Class A*	74,600	2,561,764
Viacom, Inc., Class B*	210,850	7,839,403
Walt Disney Co.	621,300	19,204,383

		120,399,633

Multiline Retail (1.2%)
Big Lots, Inc.*^	32,300	639,863
Dillards, Inc., Class A^	17,900	585,867
Dollar General Corp.	92,690	1,263,365
Family Dollar Stores, Inc.	45,000	1,315,800
Federated Department Stores, Inc.	161,572	6,981,526
J.C. Penney Co., Inc.^	66,700	4,561,613
Kohl’s Corp.*	97,300	6,316,716
Nordstrom, Inc.^	67,900	2,872,170
Sears Holdings Corp.*	24,762	3,914,624
Target Corp.	255,300	14,105,325

		42,556,869

Specialty Retail (2.0%)
AutoNation, Inc.*^	45,489	950,720
AutoZone, Inc.*^	15,700	1,621,810
Bed Bath & Beyond, Inc.*^	83,900	3,210,014
Best Buy Co., Inc.^	120,875	6,474,065
Circuit City Stores, Inc.^	41,900	1,052,109
Gap, Inc.	160,075	3,033,421
Home Depot, Inc.	613,550	22,253,458
Limited Brands, Inc.	100,957	2,674,351
Lowe’s Cos., Inc.	454,100	12,742,046
Office Depot, Inc.*	84,200	3,342,740
OfficeMax, Inc.^	22,000	896,280
RadioShack Corp.^	40,300	777,790
Sherwin-Williams Co.^	33,500	1,868,630
Staples, Inc.	215,875	5,252,239
Tiffany & Co.^	41,000	1,361,200
TJX Cos., Inc.	133,600	3,744,808

		71,255,681

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	108,700	3,739,280
Jones Apparel Group, Inc.	33,500	1,086,740
Liz Claiborne, Inc.^	30,700	1,212,957
NIKE, Inc., Class B	57,000	4,994,340
V.F. Corp.	26,400	1,925,880

		12,959,197

Total Consumer Discretionary		362,387,909

Consumer Staples (9.5%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	228,500	10,856,035
Brown-Forman Corp., Class B	23,400	1,793,610
Coca-Cola Co.	605,800	27,067,144
Coca-Cola Enterprises, Inc.	81,900	1,705,977
Constellation Brands, Inc., Class A*	62,600	1,801,628
Molson Coors Brewing Co., Class B^	13,600	937,040
Pepsi Bottling Group, Inc.	40,400	1,434,200
PepsiCo, Inc.	490,060	31,981,315

		77,576,949

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	139,100	6,910,488
CVS Corp.	244,100	7,840,492
Kroger Co.	214,800	4,970,472

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.^	132,100	$4,009,235
SUPERVALU, Inc.^	62,829	1,862,880
Sysco Corp.^	183,800	6,148,110
Wal-Mart Stores, Inc.	731,200	36,062,784
Walgreen Co.	299,600	13,299,244
Whole Foods Market, Inc.^	42,000	2,496,060

		83,599,765

Food Products (1.1%)
Archer-Daniels-Midland Co.	194,866	7,381,524
Campbell Soup Co.^	68,500	2,500,250
ConAgra Foods, Inc.	151,800	3,716,064
Dean Foods Co.*	39,710	1,668,614
General Mills, Inc.	104,900	5,937,340
H.J. Heinz Co.	98,550	4,132,202
Hershey Co.^	52,200	2,790,090
Kellogg Co.	74,300	3,679,336
McCormick & Co., Inc. (Non-Voting)^	39,200	1,488,816
Sara Lee Corp.^	225,900	3,630,213
Tyson Foods, Inc., Class A^	74,800	1,187,824
Wm. Wrigley Jr. Co.^	51,500	2,372,090
Wm. Wrigley Jr. Co., Class B	13,625	626,750

		41,111,113

Household Products (2.2%)
Clorox Co.	44,900	2,828,700
Colgate-Palmolive Co.	153,500	9,532,350
Kimberly-Clark Corp.	136,244	8,904,908
Procter & Gamble Co.	943,810	58,497,344

		79,763,302

Personal Products (0.2%)
Alberto-Culver Co.	23,200	1,173,688
Avon Products, Inc.	133,000	4,077,780
Estee Lauder Cos., Inc., Class A	38,400	1,548,672

		6,800,140

Tobacco (1.5%)
Altria Group, Inc.	622,300	47,637,065
Reynolds American, Inc.^	51,000	3,160,470
UST, Inc.^	47,800	2,620,874

		53,418,409

Total Consumer Staples		342,269,678

Energy (9.3%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	97,760	6,667,232
BJ Services Co.	88,900	2,678,557
Halliburton Co.	306,500	8,719,925
Nabors Industries Ltd.*^	93,900	2,793,525
National Oilwell Varco, Inc.*^	52,100	3,050,455
Noble Corp.	40,800	2,618,544
Rowan Cos., Inc.	32,800	1,037,464
Schlumberger Ltd.	352,000	21,834,560
Transocean, Inc.*	93,692	6,861,065
Weatherford International Ltd.*	102,800	4,288,816

		60,550,143

Oil, Gas & Consumable Fuels (7.6%)
Anadarko Petroleum Corp.	136,544	5,984,724
Apache Corp.	97,880	6,186,016
Chesapeake Energy Corp.^	112,400	3,257,352
Chevron Corp.	653,384	42,378,486
ConocoPhillips	489,834	29,159,818
Consol Energy, Inc.^	54,500	1,729,285
Devon Energy Corp.	131,100	8,278,965
El Paso Corp.^	206,796	2,820,697
EOG Resources, Inc.	72,100	4,690,105
Exxon Mobil Corp.	1,767,150	118,575,765
Hess Corp.	71,700	2,969,814
Kinder Morgan, Inc.	31,900	3,344,715
Marathon Oil Corp.	106,482	$8,188,466
Murphy Oil Corp.	55,500	2,639,025
Occidental Petroleum Corp.	256,100	12,320,971
Sunoco, Inc.	38,800	2,412,972
Valero Energy Corp.	182,200	9,377,834
Williams Cos., Inc.	177,100	4,227,377
XTO Energy, Inc.^	108,666	4,578,099

		273,120,486

Total Energy		333,670,629

Financials (22.2%)
Capital Markets (3.7%)
Ameriprise Financial, Inc.	72,440	3,397,436
Bank of New York Co., Inc.	226,800	7,996,968
Bear Stearns Co., Inc.	35,853	5,023,005
Charles Schwab Corp.	307,325	5,501,118
E*Trade Financial Corp.*	126,900	3,035,448
Federated Investors, Inc., Class B	26,900	909,489
Franklin Resources, Inc.	49,600	5,245,200
Goldman Sachs Group, Inc.	128,400	21,721,428
Janus Capital Group, Inc.	61,400	1,210,808
Legg Mason, Inc.	39,000	3,933,540
Lehman Brothers Holdings, Inc.	159,700	11,795,442
Mellon Financial Corp.	122,300	4,781,930
Merrill Lynch & Co., Inc.	263,500	20,610,970
Morgan Stanley	318,610	23,229,855
Northern Trust Corp.	55,700	3,254,551
State Street Corp.	98,400	6,140,160
T. Rowe Price Group, Inc.	77,800	3,722,730

		131,510,078

Commercial Banks (4.3%)
AmSouth Bancorp	101,750	2,954,820
BB&T Corp.	159,600	6,987,288
Comerica, Inc.	48,250	2,746,390
Commerce Bancorp, Inc./ New Jersey^	55,400	2,033,734
Compass Bancshares, Inc.	38,500	2,193,730
Fifth Third Bancorp^	165,867	6,316,215
First Horizon National Corp.^	36,800	1,398,768
Huntington Bancshares, Inc./Ohio	70,588	1,689,171
KeyCorp	119,900	4,489,056
M&T Bank Corp.^	23,100	2,771,076
Marshall & Ilsley Corp.^	75,600	3,642,408
National City Corp.	179,800	6,580,680
North Fork Bancorp, Inc.	138,450	3,965,208
PNC Financial Services Group, Inc.	87,500	6,338,500
Regions Financial Corp.^	135,084	4,969,740
SunTrust Banks, Inc.	108,500	8,384,880
Synovus Financial Corp.^	96,300	2,828,331
U.S. Bancorp	528,245	17,548,299
Wachovia Corp.	472,498	26,365,389
Wells Fargo & Co	1,000,900	36,212,562
Zions Bancorp	31,700	2,529,977

		152,946,222

Consumer Finance (0.9%)
American Express Co.	361,100	20,250,488
Capital One Financial Corp.	91,000	7,158,060
SLM Corp.	121,900	6,336,362

		33,744,910

Diversified Financial Services (5.7%)
Bank of America Corp.	1,345,322	72,068,899
Chicago Mercantile Exchange Holdings, Inc.^	10,660	5,098,145
CIT Group, Inc.	59,100	2,874,033
Citigroup, Inc.	1,469,616	72,995,827
JPMorgan Chase & Co.	1,031,893	48,457,695

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Moody’s Corp.	70,400	$4,602,752

		206,097,351

Insurance (4.8%)
ACE Ltd.	96,700	5,292,391
Aflac, Inc.	147,500	6,749,600
Allstate Corp.	187,176	11,741,550
Ambac Financial Group, Inc.	31,500	2,606,625
American International Group, Inc.	772,457	51,183,001
Aon Corp.^	93,425	3,164,305
Chubb Corp.	122,100	6,344,316
Cincinnati Financial Corp.^	51,513	2,475,715
Genworth Financial, Inc.	135,270	4,735,803
Hartford Financial Services Group, Inc.	90,500	7,850,875
Lincoln National Corp.	85,328	5,297,162
Loews Corp.	135,900	5,150,610
Marsh & McLennan Cos., Inc.	163,600	4,605,340
MBIA, Inc.^	40,050	2,460,672
MetLife, Inc.	225,700	12,792,676
Principal Financial Group, Inc.	80,000	4,342,400
Progressive Corp.	229,500	5,631,930
Prudential Financial, Inc.	144,200	10,995,250
Safeco Corp.^	34,600	2,038,978
St. Paul Travelers Cos., Inc.	205,424	9,632,331
Torchmark Corp.^	29,400	1,855,434
UnumProvident Corp.^	101,720	1,972,351
XL Capital Ltd., Class A	53,600	3,682,320

		172,601,635

Real Estate Investment Trusts (REIT) (1.1%)
Apartment Investment &
Management Co. (REIT)^	28,900	1,572,449
Archstone-Smith Trust (REIT)^	63,700	3,467,828
Boston Properties, Inc. (REIT)^	34,000	3,513,560
Equity Office Properties Trust (REIT)^	104,100	4,139,016
Equity Residential (REIT)^	86,500	4,375,170
Kimco Realty Corp. (REIT)^	64,370	2,759,542
Plum Creek Timber Co., Inc. (REIT)^	53,200	1,810,928
Prologis Trust (REIT)	72,900	4,159,674
Public Storage, Inc. (REIT)	36,100	3,104,239
Simon Property Group, Inc. (REIT)^	65,750	5,958,265
Vornado Realty Trust (REIT)^	36,300	3,956,700

		38,817,371

Real Estate Management & Development (0.1%)
Realogy Corp.*	74,394	1,687,256

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial Corp.	181,898	6,373,706
Fannie Mae	287,700	16,085,307
Freddie Mac	205,400	13,624,182
Golden West Financial Corp.	79,000	6,102,750
MGIC Investment Corp.^	25,100	1,505,247
Sovereign Bancorp, Inc.	112,323	2,416,073
Washington Mutual, Inc.	286,390	12,449,373

		58,556,638

Total Financials		795,961,461

Health Care (12.6%)
Biotechnology (1.3%)
Amgen, Inc.*	348,004	24,892,726
Biogen Idec, Inc.*^	102,100	4,561,828
Genzyme Corp.*	77,700	5,242,419
Gilead Sciences, Inc.*	135,800	9,329,460
MedImmune, Inc.*	71,100	2,076,831

		46,103,264

Health Care Equipment & Supplies (1.5%)
Bausch & Lomb, Inc.^	16,000	$802,080
Baxter International, Inc.	193,900	8,814,694
Becton, Dickinson & Co.	72,700	5,137,709
Biomet, Inc.	72,725	2,341,018
Boston Scientific Corp.*	350,106	5,178,067
C.R. Bard, Inc.	30,800	2,310,000
Hospira, Inc.*	46,660	1,785,678
Medtronic, Inc.^	341,600	15,863,904
St. Jude Medical, Inc.*	104,772	3,697,404
Stryker Corp	88,200	4,373,838
Zimmer Holdings, Inc.*	72,200	4,873,500

		55,177,892

Health Care Providers & Services (2.7%)
Aetna, Inc.	162,772	6,437,633
AmerisourceBergen Corp.	59,900	2,707,480
Cardinal Health, Inc.	120,525	7,923,313
Caremark Rx, Inc.	126,900	7,191,423
CIGNA Corp.	33,000	3,838,560
Coventry Health Care, Inc.*	47,200	2,431,744
Express Scripts, Inc.*	41,000	3,095,090
HCA, Inc.	126,050	6,288,635
Health Management Associates, Inc., Class A	71,400	1,492,260
Humana, Inc.*	49,100	3,245,019
Laboratory Corp. of America Holdings*	37,200	2,439,204
Manor Care, Inc.^	21,900	1,144,932
McKesson Corp.	88,981	4,691,078
Medco Health Solutions, Inc.*	87,336	5,249,767
Patterson Cos., Inc.*^	41,300	1,388,093
Quest Diagnostics, Inc.	48,100	2,941,796
Tenet Healthcare Corp.*^	140,000	1,139,600
UnitedHealth Group, Inc.	400,400	19,699,680
WellPoint, Inc.*	184,300	14,200,315

		97,545,622

Health Care Technology (0.0%)
IMS Health, Inc.	59,870	1,594,937

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group^	54,100	1,791,251
Fisher Scientific International, Inc.*	37,000	2,894,880
Millipore Corp.*	15,800	968,540
PerkinElmer, Inc.	37,300	706,089
Thermo Electron Corp.*	46,800	1,840,644
Waters Corp.*	30,400	1,376,512

		9,577,916

Pharmaceuticals (6.8%)
Abbott Laboratories	454,100	22,051,096
Allergan, Inc.	44,900	5,056,189
Barr Pharmaceuticals, Inc.*	31,600	1,641,304
Bristol-Myers Squibb Co.	584,500	14,565,740
Eli Lilly & Co.	292,360	16,664,520
Forest Laboratories, Inc.*	94,500	4,782,645
Johnson & Johnson	869,510	56,465,980
King Pharmaceuticals, Inc.*	72,210	1,229,736
Merck & Co., Inc.	646,800	27,100,920
Mylan Laboratories, Inc.	62,600	1,260,138
Pfizer, Inc.	2,167,372	61,466,670
Schering-Plough Corp.	440,300	9,726,227
Watson Pharmaceuticals, Inc.*	30,300	792,951
Wyeth	400,000	20,336,000

		243,140,116

Total Health Care		453,139,747

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.9%)
Aerospace & Defense (2.4%)
Boeing Co.	236,274	$18,630,205
General Dynamics Corp.	119,900	8,593,233
Goodrich Corp.	37,100	1,503,292
Honeywell International, Inc.	243,412	9,955,551
L-3 Communications Holdings, Inc.^	36,600	2,866,878
Lockheed Martin Corp.	105,808	9,105,837
Northrop Grumman Corp.	102,420	6,971,729
Raytheon Co.	133,400	6,404,534
Rockwell Collins, Inc.	51,000	2,796,840
United Technologies Corp.	300,700	19,049,345

		85,877,444

Air Freight & Logistics (0.9%)
FedEx Corp.	91,060	9,896,401
United Parcel Service, Inc., Class B	321,300	23,114,322

		33,010,723

Airlines (0.1%)
Southwest Airlines Co.	233,568	3,891,243

Building Products (0.2%)
American Standard Cos., Inc.	51,900	2,178,243
Masco Corp.^	118,300	3,243,786

		5,422,029

Commercial Services & Supplies (0.6%)
Allied Waste Industries, Inc.*^	75,300	848,631
Avery Dennison Corp.	28,100	1,690,777
Cintas Corp.	40,600	1,657,698
Equifax, Inc.	37,600	1,380,296
Monster Worldwide, Inc.*	38,100	1,378,839
Pitney Bowes, Inc.	65,800	2,919,546
R.R. Donnelley & Sons Co.	64,300	2,119,328
Robert Half International, Inc.^	50,900	1,729,073
Waste Management, Inc.	160,656	5,892,862

		19,617,050

Construction & Engineering (0.1%)
Fluor Corp.^	26,100	2,006,829

Electrical Equipment (0.5%)
American Power Conversion Corp.^	50,300	1,104,588
Cooper Industries Ltd., Class A.	27,200	2,317,984
Emerson Electric Co.	121,200	10,163,832
Rockwell Automation, Inc.	52,300	3,038,630

		16,625,034

Industrial Conglomerates (4.0%)
3M Co.	223,900	16,662,638
General Electric Co.	3,068,600	108,321,580
Textron, Inc.	37,500	3,281,250
Tyco International Ltd.	598,852	16,761,867

		145,027,335

Machinery (1.4%)
Caterpillar, Inc.	194,900	12,824,420
Cummins, Inc.^	15,700	1,871,911
Danaher Corp.^	70,300	4,827,501
Deere & Co.	68,700	5,764,617
Dover Corp.	60,500	2,870,120
Eaton Corp.	44,600	3,070,710
Illinois Tool Works, Inc.	124,900	5,608,010
Ingersoll-Rand Co., Ltd., Class A	95,600	3,630,888
ITT Corp.	54,900	2,814,723
Navistar International Corp.*^	18,300	472,506
PACCAR, Inc.	74,100	4,225,182
Pall Corp.^	37,100	1,143,051
Parker Hannifin Corp.^	35,750	2,778,847

		51,902,486

Road & Rail (0.7%)
Burlington Northern Santa Fe Corp.	107,653	$7,906,036
CSX Corp.	131,800	4,326,994
Norfolk Southern Corp.	123,000	5,418,150
Ryder System, Inc.^	18,400	950,912
Union Pacific Corp.	80,100	7,048,800

		25,650,892

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	22,400	1,501,248

Total Industrials		390,532,313

Information Technology (15.2%)
Communications Equipment (2.9%)
ADC Telecommunications, Inc.*^	34,814	522,210
Andrew Corp.*^	47,400	437,502
Avaya, Inc.*^	135,777	1,553,289
Ciena Corp.*^	25,014	681,639
Cisco Systems, Inc.*	1,814,600	41,735,800
Comverse Technology, Inc.*^	60,000	1,286,400
Corning, Inc.*	463,642	11,317,501
JDS Uniphase Corp.*^	500,800	1,096,752
Juniper Networks, Inc.*^	168,100	2,904,768
Lucent Technologies, Inc.*^	1,332,186	3,117,315
Motorola, Inc.	728,202	18,205,050
QUALCOMM, Inc.	491,000	17,847,850
Tellabs, Inc.*	133,000	1,457,680

		102,163,756

Computers & Peripherals (3.5%)
Apple Computer, Inc.*	252,800	19,473,184
Dell, Inc.*	675,200	15,421,568
EMC Corp.*	683,150	8,184,137
Hewlett-Packard Co.	814,172	29,871,971
International Business Machines Corp.	452,400	37,069,656
Lexmark International, Inc., Class A*^	29,800	1,718,268
NCR Corp.*	53,500	2,112,180
Network Appliance, Inc.*	110,700	4,097,007
QLogic Corp.*	47,300	893,970
SanDisk Corp.*^	58,300	3,121,382
Sun Microsystems, Inc.*	1,043,100	5,184,207

		127,147,530

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	121,423	3,969,318
Jabil Circuit, Inc.	54,900	1,568,493
Molex, Inc.^	42,050	1,638,688
Sanmina-SCI Corp.*	158,300	592,042
Solectron Corp.*	271,800	886,068
Symbol Technologies, Inc.	75,400	1,120,444
Tektronix, Inc.	24,900	720,357

		10,495,410

Internet Software & Services (1.3%)
eBay, Inc.*	349,200	9,903,312
Google, Inc., Class A*^	63,340	25,456,346
VeriSign, Inc.*^	72,800	1,470,560
Yahoo!, Inc.*	369,500	9,340,960

		46,171,178

IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*^	35,280	1,829,621
Automatic Data Processing, Inc.	165,100	7,815,834
Computer Sciences Corp.*	51,000	2,505,120
Convergys Corp.*	41,200	850,780
Electronic Data Systems Corp.	153,800	3,771,176
First Data Corp.	227,449	9,552,858
Fiserv, Inc.*	51,800	2,439,262

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Paychex, Inc.	100,575	$3,706,189
Sabre Holdings Corp., Class A	39,142	915,531
Unisys Corp.*^	102,100	577,886

		33,964,257

Office Electronics (0.1%)
Xerox Corp.*	290,700	4,523,292

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	144,400	3,588,340
Altera Corp.*^	106,800	1,962,984
Analog Devices, Inc.^	104,900	3,083,011
Applied Materials, Inc.^	412,800	7,318,944
Broadcom Corp., Class A*	139,400	4,229,396
Freescale Semiconductor, Inc., Class B*	120,600	4,584,006
Intel Corp.	1,714,500	35,267,265
KLA-Tencor Corp.^	59,200	2,632,624
Linear Technology Corp.	89,500	2,785,240
LSI Logic Corp.*	118,700	975,714
Maxim Integrated Products, Inc.^	95,300	2,675,071
Micron Technology, Inc.*^	216,900	3,774,060
National Semiconductor Corp.^	88,400	2,080,052
Novellus Systems, Inc.*^	36,600	1,012,356
NVIDIA Corp.*	104,800	3,101,032
PMC-Sierra, Inc.*^	62,100	368,874
Teradyne, Inc.*^	58,500	769,860
Texas Instruments, Inc.	455,581	15,148,068
Xilinx, Inc.^	101,000	2,216,950

		97,573,847

Software (3.4%)
Adobe Systems, Inc.*	172,100	6,445,145
Autodesk, Inc.*	68,900	2,396,342
BMC Software, Inc.*	60,900	1,657,698
CA, Inc.^	122,025	2,890,772
Citrix Systems, Inc.*^	54,600	1,977,066
Compuware Corp.*	110,700	862,353
Electronic Arts, Inc.*^	91,200	5,078,016
Intuit, Inc.*	101,500	3,257,135
Microsoft Corp.	2,567,400	70,167,042
Novell, Inc.*^	100,700	616,284
Oracle Corp.*	1,198,947	21,269,320
Parametric Technology Corp.*^	33,140	578,625
Symantec Corp.*	293,990	6,256,107

		123,451,905

Total Information Technology		545,491,175

Materials (2.9%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	65,500	4,347,235
Ashland, Inc.^	18,800	1,199,064
Dow Chemical Co.	285,101	11,113,237
Eastman Chemical Co.^	24,500	1,323,490
Ecolab, Inc.	53,100	2,273,742
E.I. du Pont de Nemours & Co.	274,000	11,738,160
Hercules, Inc.*^	33,600	529,872
International Flavors & Fragrances, Inc.^	23,400	925,236
Monsanto Co.	161,298	7,582,619
PPG Industries, Inc.	49,100	3,293,628
Praxair, Inc.	95,800	5,667,528
Rohm & Haas Co.	42,706	2,022,129
Sigma-Aldrich Corp.^	19,700	1,490,699

		53,506,639

Construction Materials (0.1%)
Vulcan Materials Co.	28,700	2,245,775

Containers & Packaging (0.2%)
Ball Corp.^	31,000	1,253,950
Bemis Co.^	31,100	1,021,946
Pactiv Corp.*^	41,000	$1,165,220
Sealed Air Corp.^	24,117	1,305,212
Temple-Inland, Inc.	32,300	1,295,230

		6,041,558

Metals & Mining (0.8%)
Alcoa, Inc.	257,648	7,224,450
Allegheny Technologies, Inc.^	29,950	1,862,591
Freeport-McMoRan Copper & Gold, Inc., Class B^	58,400	3,110,384
Newmont Mining Corp.	133,700	5,715,675
Nucor Corp.	91,600	4,533,284
Phelps Dodge Corp.	60,696	5,140,951
United States Steel Corp.^	36,600	2,111,088

		29,698,423

Paper & Forest Products (0.3%)
International Paper Co.	135,135	4,679,725
Louisiana-Pacific Corp.	31,200	585,624
MeadWestvaco Corp.	53,859	1,427,802
Weyerhaeuser Co.	73,200	4,503,996

		11,197,147

Total Materials		102,689,542

Telecommunication Services (3.5%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,154,513	37,590,943
BellSouth Corp.	539,700	23,072,175
CenturyTel, Inc.	34,550	1,370,599
Citizens Communications Co.^	95,300	1,338,012
Embarq Corp.	44,309	2,143,226
Qwest Communications International, Inc.*^	475,643	4,147,607
Verizon Communications, Inc.	861,646	31,992,916
Windstream Corp.	140,886	1,858,286

		103,513,764

Wireless Telecommunication Services (0.6%)
ALLTEL Corp.	115,400	6,404,700
Sprint Nextel Corp.	887,991	15,229,046

		21,633,746

Total Telecommunication Services		125,147,510

Utilities (3.4%)
Electric Utilities (1.5%)
Allegheny Energy, Inc.*	48,900	1,964,313
American Electric Power Co., Inc.^	117,080	4,258,200
Edison International, Inc.	96,800	4,030,752
Entergy Corp.	62,000	4,850,260
Exelon Corp.	199,000	12,047,460
FirstEnergy Corp.	98,001	5,474,336
FPL Group, Inc.^	120,200	5,409,000
Pinnacle West Capital Corp.^	29,600	1,333,480
PPL Corp.^	113,188	3,723,885
Progress Energy, Inc.^	75,300	3,417,114
Southern Co.	220,600	7,601,876

		54,110,676

Gas Utilities (0.0%)
Nicor, Inc.^	13,200	564,432
Peoples Energy Corp.	11,400	463,410

		1,027,842

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*^	196,600	4,008,674
Constellation Energy Group, Inc.	53,400	3,161,280
Dynegy, Inc., Class A*	112,413	622,768
TXU Corp.	137,200	8,577,744

		16,370,466

Multi-Utilities (1.4%)
Ameren Corp.^	61,200	3,230,748

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.^	92,600	$1,326,032
CMS Energy Corp.*^	65,800	950,152
Consolidated Edison, Inc.^	73,300	3,386,460
Dominion Resources, Inc.^	104,923	8,025,560
DTE Energy Co.^	52,800	2,191,728
Duke Energy Corp.	372,412	11,246,842
KeySpan Corp.	52,000	2,139,280
NiSource, Inc.	81,059	1,762,223
PG&E Corp.^	103,500	4,310,775
Public Service Enterprise Group, Inc.^	74,800	4,577,012
Sempra Energy^	77,622	3,900,506
TECO Energy, Inc.^	62,000	970,300
Xcel Energy, Inc.^	120,645	2,491,319

		50,508,937

Total Utilities		122,017,921

Total Common Stocks (99.6%) (Cost $2,995,814,044)		3,573,307,885

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
Abbey National plc/London
5.26%, 10/2/06	$1,000,000	1,000,000
Alpine Securitization Corp.
5.29%, 10/13/06	24,886,656	24,886,656
Amsterdam Funding Corp.
5.37%, 10/2/06	14,993,288	14,993,288
Atlantic Asset Securitization LLC
5.29%, 10/10/06	14,938,575	14,938,575
Canadian Imperial Bank N.Y.
5.34%, 2/28/07 (l)	10,000,000	10,000,000
Cancara Asset Securitization LLC
5.38%, 10/2/06	14,993,275	14,993,275
CBA (Delaware) Finance, Inc.
5.33%, 10/31/06	14,929,333	14,929,333
Citigroup, Inc.
5.51%, 11/1/07 (l)	1,300,666	1,300,666
Deutsche Bank/London
5.28%, 10/2/06	1,000,000	1,000,000
DZ Bank AG/New York
5.31%, 10/18/06	10,051,765	10,051,765
Fenway Funding LLC
5.40%, 10/2/06	14,993,250	14,993,250
Kitty Hawk, Inc.
5.29%, 10/10/06	$10,218,348	$10,218,348
Lake Constance Funding LLC
5.29%, 10/13/06	19,912,167	19,912,167
Legacy Capital Co. LLC
5.38%, 10/2/06	14,993,275	14,993,275
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	8,000,000	8,000,000
Lexington Parker Capital Co.
5.30%, 10/6/06	4,967,794	4,967,794
Rabobank/London
5.26%, 10/2/06	1,000,000	1,000,000
Raiffsen Zentralbank
5.30%, 10/12/06	24,890,000	24,890,000
Royal Bank of Scotland/London
5.35%, 10/2/06	12,871,437	12,871,437
Saint Germain Holdings, Inc.
5.29%, 10/2/06	24,926,806	24,926,806

Total Short-Term Investments of Cash Collateral for Securities Loaned		244,866,635

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.78%, 10/2/06	14,609,321	14,609,321

Total Short-Term Investments (7.2%) (Amortized Cost $259,475,956)		259,475,956

Total Investments (106.8%) (Cost/Amortized Cost $3,255,290,000)		3,832,783,841
Other Assets Less Liabilities (-6.8%)		(242,945,000)

Net Assets (100%)		$3,589,838,841

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

At September 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/06	Unrealized Appreciation
S&P 500 Index	12	December-06	$3,924,600	$4,036,200	$111,600

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$114,882,696
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$354,989,370

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$911,365,980
Aggregate gross unrealized depreciation	(348,448,035)

Net unrealized appreciation	$562,917,945

Federal income tax cost of investments	$3,269,865,896

At September 30, 2006, the Portfolio had loaned securities with a total value of $239,079,460. This was secured by collateral of $244,866,635 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (6.4%)
Australia & New Zealand Bank Group
6.000%, 3/1/11	AUD	7,500,000	$5,526,041
Australian Government Bond
6.000%, 2/15/17		19,300,000	14,952,863
General Electric Capital Australia Funding Pty Ltd.
6.000%, 6/15/11		1,360,000	1,000,721

Total Australia			21,479,625

Austria (0.1%)
Austria Government International Bond
6.000%, 9/26/08	NZD	820,000	524,060

Belgium (0.1%)
Telenet Communications N.V.
9.000%, 12/15/13 (b)(m)	EUR	168,075	236,329

Bermuda (0.4%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12 (m)		900,000	1,236,981

Canada (16.3%)
Canada Housing Trust No. 1
4.600%, 9/15/11	CAD	14,260,000	13,140,955
Canadian Government Bond
5.000%, 6/1/14		12,595,000	12,057,174
4.250%, 12/1/21		1,009,769	1,216,104
4.250%, 12/1/26		11,231,067	14,413,496
Province of Ontario
5.750%, 3/3/08	NZD	1,774,000	1,133,925
6.250%, 6/16/15		4,800,000	3,056,885
4.400%, 3/8/16	CAD	8,270,000	7,484,697
Province of Quebec
3.375%, 6/20/16	EUR	2,000,000	2,405,502

Total Canada			54,908,738

Cayman Islands (0.0%)
ASIF II
5.375%, 12/7/09	GBP	100,000	186,867

Denmark (9.1%)
Denmark Government Bond
4.000%, 11/15/15	DKK	11,850,000	2,059,242
7.000%, 11/10/24		51,000,000	12,126,892
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16 (b)(m)	EUR	685,000	937,142
Nykredit Realkredit A/S
4.000%, 10/1/25	DKK	13,275,026	2,181,723
5.000%, 10/1/35		46,783,397	7,953,392
Realkredit Denmark A/S
5.000%, 10/1/35		17,177,912	2,921,637
Totalkredit A/S
3.708%, 1/1/15 (l)		14,341,011	2,459,231

Total Denmark			30,639,259

France (4.6%)
France Telecom S.A.
7.500%, 3/14/11 (m)	GBP	740,000	1,493,419
GIE Suez Alliance
4.250%, 6/24/10	EUR	4,340,000	5,554,448
Societe National des Chemins de Fer Francais
4.625%, 1/14/15	CAD	1,000,000	912,707
Total Capital S.A.
4.875%, 12/23/10	GBP	4,100,000	7,563,950

Total France			15,524,524

Germany (4.3%)
Kreditanstalt fuer Wiederaufbau
5.375%, 1/29/14		838,000	1,608,460
5.125%, 3/14/16		$10,000,000	$10,130,000
L-Bank Landeskreditbank Baden- Wuerttemberg Foerderbank
6.500%, 9/28/07	NZD	1,000,000	644,412
Landwirtschaftliche Rentenbank
7.000%, 12/27/07		1,400,000	905,369
5.750%, 6/15/11	AUD	1,710,000	1,256,636

Total Germany			14,544,877

Hong Kong (2.9%)
Hong Kong Government Bond
4.230%, 3/21/11	HKD	74,850,000	9,761,128

Luxembourg (0.3%)
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b)(m)	EUR	780,000	1,067,110

Mexico (2.9%)
United Mexican States
10.000%, 12/5/24	MXN	94,460,000	9,775,145

Netherlands (2.6%)
Bank Nederlandse Gemeenten
5.000%, 7/16/10	AUD	6,950,000	4,982,911
RWE Finance B.V.
4.625%, 8/17/10	GBP	2,000,000	3,654,416

Total Netherlands			8,637,327

New Zealand (3.0%)
New Zealand Government Bond
6.000%, 7/15/08	NZD	4,670,000	3,016,192
6.500%, 4/15/13		10,700,000	7,220,167

Total New Zealand			10,236,359

Norway (4.1%)
Norwegian Government Bond
6.500%, 5/15/13	NOK	61,735,000	10,810,711
4.250%, 5/19/17		20,070,000	3,108,788

Total Norway			13,919,499

Poland (1.3%)
Poland Government Bond
4.250%, 5/24/11	PLN	14,050,000	4,273,341

Singapore (2.9%)
Singapore Government Bond
3.625%, 7/1/14	SGD	14,975,000	9,717,457

South Africa (0.1%)
Savcio Holdings Property Ltd.
8.000%, 2/15/13 (m)	EUR	350,000	458,880

Supranational (1.8%)
Eurofima
5.500%, 9/15/09	AUD	480,000	352,835
6.500%, 8/22/11		540,000	410,303
6.250%, 12/28/18		1,800,000	1,388,684
European Investment Bank
8.000%, 10/21/13	ZAR	27,290,000	3,365,061
3.125%, 10/15/15	EUR	470,000	565,029

Total Supranational			6,081,912

Sweden (8.9%)
Sweden Government Bond
8.000%, 8/15/07	SEK	6,500,000	923,218
5.500%, 10/8/12		92,750,000	13,938,033
3.000%, 7/12/16		117,400,000	15,162,495

Total Sweden			30,023,746

United Kingdom (9.9%)
BAT International Finance plc
5.750%, 12/9/13	GBP	1,500,000	2,816,089

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
BP Capital Markets plc
5.000%, 12/27/07	GBP	700,000	$1,303,711
HBOS Treasury Services plc
4.875%, 12/21/07		1,000,000	1,859,785
Marks & Spencer plc
5.625%, 3/24/14		4,000,000	7,443,982
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	113,157
Tesco plc
4.750%, 4/13/10	EUR	2,500,000	3,247,266
3.875%, 3/24/11		2,200,000	2,770,168
United Kingdom Gilt Inflation Linked Bond
2.500%, 8/23/11	GBP	325,000	1,649,204
1.250%, 11/22/17		6,615,810	12,071,296

Total United Kingdom			33,274,658

United States (10.5%)
Constellation Brands, Inc.
8.500%, 11/15/09		800,000	1,595,229
Federal Home Loan Mortgage Corp.
6.000%, 4/1/36		$933,735	938,625
6.000%, 7/1/36		3,136,856	3,153,284
General Electric Capital Corp.
6.125%, 2/22/11		3,200,000	3,320,064
Goldman Sachs Group, Inc.
6.875%, 1/15/11		6,250,000	6,624,200
Government National Mortgage Association
5.500%, 6/15/36		1,078,878	1,071,785
Merrill Lynch & Co., Inc.
5.125%, 9/24/10	GBP	130,000	240,491
Morgan Stanley
5.375%, 11/14/13		250,000	468,501
5.125%, 11/30/15		1,080,000	1,979,826
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	500,000	367,328
TRW Automotive, Inc.
10.125%, 2/15/13	EUR	770,000	1,075,376
U.S. Treasury Bonds Inflation Indexed
2.375%, 1/15/25		$9,714,420	9,870,764
U.S. Treasury Notes Inflation Indexed
2.000%, 1/15/16		3,075,300	3,004,663
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	$1,557,113

Total United States			35,267,249

Total Investments (92.5%) (Cost $307,841,186)			311,775,071
Other Assets Less Liabilities (7.5%)			25,163,849

Net Assets (100%)			$336,938,920

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — European Currency Unit

GBP — British Pound

HKD — Hong Kong Dollar

MXN — Mexican Peso

NOK — Noewegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand

Market Sector Diversification
As a Percentage of Total Net Assets

Consumer Discretionary	3.3%
Consumer Staples	3.7
Energy	2.6
Financials	16.7
Industrials	0.4
Telecommunications Services	0.7
Utilities	2.8
Foreign Governments	57.0
U.S. Government	5.3
Cash and Other	7.5

100.0%

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Buy Contracts
Japanese Yen, expiring 11/30/06	2,333,340	$20,168,031	$19,926,239	$(241,792)
Japanese Yen, expiring 12/8/06	4,610,195	40,009,462	39,413,235	(596,227)
Japanese Yen, expiring 12/21/06	3,135,467	27,097,546	26,854,419	(243,127)
South African Rand, expiring 10/27/06	33,836	4,351,841	4,346,652	(5,189)

				$(1,086,335)

Forward Foreign Currency Sell Contracts
South African Rand, expiring 10/27/06	63,730	$8,300,000	$8,186,892	$113,108
Swedish Krona, expiring 11/30/06	144,329	20,168,031	19,779,718	388,313
Danish Krone, expiring 12/21/06	158,461	27,097,546	27,029,524	68,022

				$569,443

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$365,101,369
U.S. Government securities	21,966,900

$387,068,269

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$78,264,064
U.S. Government securities	9,893,543

$88,157,607

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,329,576
Aggregate gross unrealized depreciation	(1,395,836)

Net unrealized appreciation	$3,933,740

Federal income tax cost of investments	$307,841,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.9%)
Diversified Consumer Services (3.1%)
Apollo Group, Inc., Class A*	114,279	$5,627,098

Hotels, Restaurants & Leisure (3.9%)
Carnival Corp.	47,147	2,217,324
OSI Restaurant Partners, Inc.^	151,706	4,810,597

		7,027,921

Internet & Catalog Retail (3.8%)
Amazon.com, Inc.*	214,723	6,896,903

Media (2.8%)
Omnicom Group, Inc.	52,869	4,948,538

Multiline Retail (0.9%)
Target Corp.	29,492	1,629,433

Specialty Retail (3.4%)
Best Buy Co., Inc.	55,547	2,975,097
Chico’s FAS, Inc.*^	145,184	3,125,812

		6,100,909

Total Consumer Discretionary		32,230,802

Consumer Staples (8.5%)
Beverages (2.8%)
Coca-Cola Co.	110,881	4,954,163

Food & Staples Retailing (3.3%)
Wal-Mart Stores, Inc.	122,408	6,037,163

Household Products (2.4%)
Procter & Gamble Co.	69,888	4,331,658

Total Consumer Staples		15,322,984

Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Chevron Corp.	26,700	1,731,762
ConocoPhillips	26,711	1,590,106

Total Energy		3,321,868

Financials (6.4%)
Capital Markets (1.0%)
Legg Mason, Inc.	17,900	1,805,394

Diversified Financial Services (2.7%)
Citigroup, Inc.	99,026	4,918,621

Insurance (2.7%)
Marsh & McLennan Cos., Inc.	171,407	4,825,107

Total Financials		11,549,122

Health Care (21.8%)
Biotechnology (6.1%)
Amgen, Inc.*	99,785	7,137,621
Biogen Idec, Inc.*	85,836	3,835,153

		10,972,774

Health Care Equipment & Supplies (8.3%)
Medtronic, Inc.	99,472	4,619,480
St. Jude Medical, Inc.*	148,464	5,239,294
Zimmer Holdings, Inc.*	75,118	5,070,465

		14,929,239

Pharmaceuticals (7.4%)
Abbott Laboratories	82,089	3,986,242
Bristol-Myers Squibb Co.	202,675	5,050,661
Johnson & Johnson	32,263	2,095,159
Pfizer, Inc.	81,634	2,315,140

		13,447,202

Total Health Care		39,349,215

Industrials (5.5%)
Industrial Conglomerates (3.8%)
Tyco International Ltd.	249,181	$6,974,576

Machinery (1.7%)
Pall Corp.	97,872	3,015,436

Total Industrials		9,990,012

Information Technology (37.4%)
Communications Equipment (4.9%)
Cisco Systems, Inc.*	234,625	5,396,375
QUALCOMM, Inc.	92,891	3,376,588

		8,772,963

Computers & Peripherals (7.0%)
Dell, Inc.*	237,929	5,434,298
Lexmark International, Inc., Class A*^	126,300	7,282,458

		12,716,756

Internet Software & Services (6.4%)
eBay, Inc.*	221,603	6,284,661
Google, Inc., Class A*	12,963	5,209,830

		11,494,491

IT Services (3.3%)
Affiliated Computer Services, Inc., Class A*	77,637	4,026,255
Automatic Data Processing, Inc.	42,172	1,996,422

		6,022,677

Semiconductors & Semiconductor Equipment (7.9%)
Altera Corp.*	368,403	6,771,247
Intel Corp.	214,736	4,417,120
KLA-Tencor Corp.	23,851	1,060,654
Texas Instruments, Inc.	61,162	2,033,636

		14,282,657

Software (7.9%)
Microsoft Corp.	244,968	6,694,976
Oracle Corp.*	428,076	7,594,068

		14,289,044

Total Information Technology		67,578,588

Total Common Stocks (99.3%) (Cost $175,374,355)		179,342,591

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Security Loaned (6.2%)
Nomura Securities Co., Ltd.
5.43%, 10/2/06	$11,083,354	11,083,354

Time Deposit (1.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	1,849,768	1,849,768

Total Short-Term Investments (7.2%) (Amortized Cost $12,933,122)		12,933,122

Total Investments (106.5%) (Cost/Amortized Cost $188,307,477)		192,275,713
Other Assets Less Liabilities (-6.5%)		(11,670,149)

Net Assets (100%)		$180,605,564

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$222,056,848
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$225,103,047

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,511,820
Aggregate gross unrealized depreciation	(5,780,919)

Net unrealized appreciation	$3,730,901

Federal income tax cost of investments	$188,544,812

At September 30, 2006, the Portfolio had loaned securities with a total value of $10,734,075. This was secured by collateral of $11,083,354 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.0%)
Diversified Consumer Services (4.6%)
DeVry, Inc.*^	1,310,065	$27,865,082
Service Corp. International	856,700	8,001,578
Weight Watchers International, Inc.	651,400	28,883,076

		64,749,736

Hotels, Restaurants & Leisure (2.6%)
Cheesecake Factory, Inc.*^	5,664	154,004
International Game Technology	451,400	18,733,100
Las Vegas Sands Corp.*	1,100	75,185
Shuffle Master, Inc.*^	624,742	16,874,282
Wynn Resorts Ltd.*	2,300	156,423

		35,992,994

Household Durables (5.4%)
Harman International Industries, Inc.	922,598	76,981,577

Leisure Equipment & Products (0.0%)
Aruze Corp.	3,100	57,765

Media (0.6%)
Walt Disney Co.	258,700	7,996,417
Warner Music Group Corp.	6,400	166,080

		8,162,497

Multiline Retail (1.7%)
Federated Department Stores, Inc.	567,097	24,504,261

Specialty Retail (3.3%)
Asbury Automotive Group, Inc.^	334,900	6,898,940
GameStop Corp., Class A*^	585,385	27,091,618
TJX Cos., Inc.	463,300	12,986,299
Urban Outfitters, Inc.*^	7,826	138,442

		47,115,299

Textiles, Apparel & Luxury Goods (0.8%)
Phillips-Van Heusen Corp.^	255,100	10,655,527

Total Consumer Discretionary		268,219,656

Consumer Staples (8.2%)
Beverages (3.8%)
Coca Cola Hellenic Bottling Co. S.A. (ADR)	37,200	1,277,448
Constellation Brands, Inc., Class A*	269,500	7,756,210
Cott Corp. (New York Exchange)*^	9,600	164,832
Cott Corp. (Toronto Exchange)*	584,300	10,003,254
Molson Coors Brewing Co., Class B	411,610	28,359,929
Pepsi Bottling Group, Inc.	205,600	7,298,800

		54,860,473

Food & Staples Retailing (3.1%)
Safeway, Inc.	1,440,183	43,709,554

Personal Products (1.3%)
Avon Products, Inc.	589,000	18,058,740

Total Consumer Staples		116,628,767

Energy (8.6%)
Energy Equipment & Services (3.9%)
FMC Technologies, Inc.*	242,300	13,011,510
National Oilwell Varco, Inc.*	350,084	20,497,418
SEACOR Holdings, Inc.*^	266,900	22,019,250

		55,528,178

Oil, Gas & Consumable Fuels (4.7%)
Consol Energy, Inc.	92,400	2,931,852
EOG Resources, Inc.	111,700	$7,266,085
EXCO Resources, Inc.*^	721,800	8,957,538
Goodrich Petroleum Corp.*^	176,600	5,319,192
Noble Energy, Inc.	271,200	12,364,008
Peabody Energy Corp.	97,100	3,571,338
Tesoro Corp.	218,000	12,639,640
Ultra Petroleum Corp.*	118,000	5,676,980
XTO Energy, Inc.	175,300	7,385,389

		66,112,022

Total Energy		121,640,200

Financials (6.6%)
Capital Markets (2.0%)
Greenhill & Co., Inc.^	63,600	4,262,472
Jefferies Group, Inc.	195,400	5,568,900
Lazard Ltd., Class A^	356,400	14,248,872
Thomas Weisel Partners Group, Inc.*^	236,900	3,802,245

		27,882,489

Diversified Financial Services (1.3%)
IntercontinentalExchange, Inc.*	244,838	18,379,989

Insurance (3.1%)
Axis Capital Holdings Ltd.	319,400	11,079,986
Everest Reinsurance Group Ltd.	258,100	25,172,493
XL Capital Ltd., Class A	108,700	7,467,690

		43,720,169

Real Estate Investment Trusts (REIT) (0.2%)
Equity Residential (REIT)	61,900	3,130,902

Total Financials		93,113,549

Health Care (6.8%)
Biotechnology (0.4%)
Neurocrine Biosciences, Inc.*^	553,900	5,954,425

Health Care Equipment & Supplies (3.2%)
Advanced Medical Optics, Inc.*	561,800	22,219,190
Biosite, Inc.*^	180,800	8,358,384
Cytyc Corp.*	582,016	14,247,752
Zimmer Holdings, Inc.*	2,700	182,250

		45,007,576

Health Care Providers & Services (0.5%)
Omnicare, Inc.	159,300	6,864,237

Health Care Technology (0.5%)
IMS Health, Inc.	256,200	6,825,168

Life Sciences Tools & Services (0.6%)
Millipore Corp.*	148,500	9,103,050

Pharmaceuticals (1.6%)
Allergan, Inc.	137,100	15,438,831
Medicis Pharmaceutical Corp., Class A^	237,500	7,683,125

		23,121,956

Total Health Care		96,876,412

Industrials (11.0%)
Aerospace & Defense (0.5%)
Argon ST, Inc.*^	321,543	7,707,385

Airlines (0.4%)
AirAsia Bhd*	13,390,700	5,555,252

Commercial Services & Supplies (1.9%)
FTI Consulting, Inc.*	69,890	1,751,443
Global Cash Access Holdings, Inc.*^	634,100	9,568,569
Knoll, Inc.	751,422	15,178,725

		26,498,737

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (2.3%)
Fluor Corp.	250,865	$19,289,010
Quanta Services, Inc.*^	795,400	13,410,444

		32,699,454

Electrical Equipment (0.1%)
ABB Ltd. (ADR)^	111,400	1,468,252

Industrial Conglomerates (1.7%)
McDermott International, Inc.*	579,000	24,202,200

Machinery (3.5%)
Deere & Co.	239,200	20,071,272
Flowserve Corp.*^	584,498	29,569,754

		49,641,026

Marine (0.6%)
Horizon Lines, Inc., Class A^	511,100	8,535,370

Total Industrials		156,307,676

Information Technology (15.2%)
Communications Equipment (7.2%)
Adtran, Inc.^	57,000	1,358,880
Alcatel S.A. (ADR)^	1,634,500	19,908,210
Harris Corp.	565,600	25,163,544
Juniper Networks, Inc.*	971,308	16,784,202
Lucent Technologies, Inc.*	6,061,800	14,184,612
Nokia Oyj (ADR)	1,210,900	23,842,621

		101,242,069

Internet Software & Services (0.9%)
Openwave Systems, Inc.*^	1,374,826	12,868,371

IT Services (3.0%)
First Data Corp.	621,400	26,098,800
MoneyGram International, Inc.	365,227	10,613,497
Western Union Co/The*	284,600	5,444,398

		42,156,695

Software (4.1%)
Activision, Inc.*	344,000	5,194,400
Electronic Arts, Inc.*	723,858	40,304,413
Nintendo Co., Ltd.^	61,100	12,596,231

		58,095,044

Total Information Technology		214,362,179

Materials (5.6%)
Chemicals (3.6%)
Mosaic Co.*^	800,584	13,529,869
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	281,300	29,308,647
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	37,300	3,878,946
Sinochem Hong Kong Holding Ltd.^	10,302,400	3,701,976

		50,419,438

Metals & Mining (2.0%)
AngloGold Ashanti Ltd. (ADR)^	26,600	1,003,884
Novelis, Inc. (New York Exchange)^	414,000	10,594,260
Novelis, Inc. (Toronto Exchange)	674,300	17,297,957

		28,896,101

Total Materials		79,315,539

Telecommunication Services (10.2%)
Diversified Telecommunication Services (6.8%)
Arbinet-thexchange, Inc.*^	248,300	1,296,126
AT&T, Inc.	2,177,183	70,889,079
Global Crossing Ltd.*^	483,100	9,903,550
Level 3 Communications, Inc.*^	685,400	3,666,890
Philippine Long Distance Telephone Co. (ADR)^	221,900	$9,665,964

		95,421,609

Wireless Telecommunication Services (3.4%)
American Tower Corp., Class A*	728,890	26,604,485
MTN Group Ltd.	87,200	707,195
Sprint Nextel Corp.	1,227,620	21,053,683

		48,365,363

Total Telecommunication Services		143,786,972

Utilities (0.9%)
Gas Utilities (0.9%)
Questar Corp.	155,000	12,674,350

Total Utilities		12,674,350

Total Common Stocks (92.1%) (Cost $1,245,527,005)		1,302,925,300

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.5%)
Allstate Life Global Funding Trust
5.32%, 10/29/07 (l)	$2,000,000	2,000,000
American Express Credit Corp.
5.33%, 6/12/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	2,000,000	2,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.50%, 3/7/07 (l)	5,000,000	5,000,000
5.38%, 10/29/07 (l)	2,000,000	2,000,000
5.52%, 10/1/07 (l)	10,000,000	10,000,000
5.54%, 12/28/07 (l)	5,000,000	5,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
5.55%, 10/19/06 (l)	11,000,000	11,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	11,000,000	11,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	34,550,263	34,550,263
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	4,999,832	4,999,832
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	24,996,964	24,996,964
Unicredito Italiano N.Y.
5.48%, 10/4/06 (l)	9,998,578	9,998,578
Wells Fargo & Co.
5.39%, 9/29/08 (l)	5,000,000	5,000,000
Wells Fargo Bank N.A.
5.3%, 12/1/06 (l)	20,000,000	20,000,000
West Corp. Federal Credit Union
5.38%, 9/25/08 (l)	6,000,000	6,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		191,545,637

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (9.9%)
JPMorgan Chase Nassau
4.78%, 10/2/06	$139,956,364	$139,956,364

Total Short-Term Investments (23.4%) (Amortized Cost $331,502,001)		331,502,001

Total Investments (115.5%) (Cost/Amortized Cost $1,577,029,006)		1,634,427,301
Other Assets Less Liabilities (-15.5%)		(219,312,748)

Net Assets (100%).		$1,415,114,553

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,566,149,981
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,609,103,045

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,183,111
Aggregate gross unrealized depreciation	(61,460,765)

Net unrealized appreciation	$51,722,346

Federal income tax cost of investments	$1,582,704,955

At September 30, 2006, the Portfolio had loaned securities with a total value of $186,971,298. This was secured by collateral of $191,545,637 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (0.2%)
Aftermarket Technology Corp.*^	253,000	$4,493,280

Automobiles (0.5%)
Harley-Davidson, Inc.^	17,400	1,091,850
Monaco Coach Corp.^	54,700	609,358
Nissan Motor Co., Ltd.	202,029	2,263,875
Renault S.A	42,500	4,869,546

		8,834,629

Diversified Consumer Services (0.6%)
Jackson Hewitt Tax Service, Inc.^	310,700	9,324,107
Service Corp. International	104,800	978,832

		10,302,939

Hotels, Restaurants & Leisure (3.7%)
Applebee’s International, Inc.^	54,400	1,170,144
Aristocrat Leisure Ltd.	64,700	680,781
Boyd Gaming Corp.^	72,900	2,802,276
Brinker International, Inc.^	159,960	6,412,797
Carnival Corp.	201,800	9,490,654
Domino’s Pizza, Inc.^	492,900	12,642,885
Gaylord Entertainment Co.*^	62,825	2,754,876
Harrah’s Entertainment, Inc.	16,290	1,082,145
OSI Restaurant Partners, Inc.	150,300	4,766,013
Penn National Gaming, Inc.*	322,600	11,781,352
Rare Hospitality International, Inc.*^	56,249	1,718,969
Royal Caribbean Cruises Ltd.^	230,960	8,963,558
WMS Industries, Inc.*^	103,400	3,020,314

		67,286,764

Household Durables (2.4%)
Ethan Allen Interiors, Inc.^	44,600	1,545,836
Jarden Corp.*^	303,700	10,012,989
La-Z-Boy, Inc.^	90,500	1,263,380
Leggett & Platt, Inc.	328,650	8,226,109
Matsushita Electric Industrial Co., Ltd.	82,000	1,736,332
Newell Rubbermaid, Inc.	159,600	4,519,872
Samson Holding Ltd.	109,000	52,456
Sealy Corp.^	211,200	2,758,272
Sony Corp. (ADR)	29,900	1,206,764
Stanley Works	171,700	8,559,245
Whirlpool Corp.	43,400	3,650,374

		43,531,629

Internet & Catalog Retail (0.6%)
Priceline.com, Inc.*^	295,200	10,860,408

Leisure Equipment & Products (0.8%)
Brunswick Corp.	183,000	5,707,770
Eastman Kodak Co.^	359,880	8,061,312
Polaris Industries, Inc.^	26,300	1,082,245

		14,851,327

Media (2.7%)
Aeroplan Income Fund	278,500	3,744,454
CBS Corp., Class B	41,521	1,169,647
Clear Channel Communications, Inc.	201,000	5,798,850
E.W. Scripps Co., Class A	87,769	4,206,768
Gannett Co., Inc.	148,100	8,416,523
Lamar Advertising Co., Class A*^	58,944	3,148,199
Live Nation, Inc.*^	60,612	1,237,697
New York Times Co., Class A^	173,300	3,982,434
Omnicom Group, Inc.	48,900	4,577,040
R.H. Donnelley Corp.	41,400	2,190,060
Reader’s Digest Association, Inc.^	250,800	3,250,368
Tribune Co.^	141,100	$4,616,792
Viacom, Inc., Class B*	86,121	3,201,979

		49,540,811

Multiline Retail (0.9%)
Big Lots, Inc.*^	303,320	6,008,769
Dollar General Corp.	120,900	1,647,867
Family Dollar Stores, Inc.	274,000	8,011,760

		15,668,396

Specialty Retail (3.1%)
AnnTaylor Stores Corp.*	45,200	1,892,072
AutoNation, Inc.*	64,463	1,347,276
AutoZone, Inc.*	16,700	1,725,110
Best Buy Co., Inc.	31,300	1,676,428
Big 5 Sporting Goods Corp.^	236,500	5,392,200
Gap, Inc.	370,400	7,019,080
HOT Topic, Inc.*^	126,835	1,412,942
Lithia Motors, Inc., Class A^	146,247	3,615,226
OfficeMax, Inc.^	198,600	8,090,964
PetSmart, Inc.	151,200	4,195,800
RadioShack Corp.^	701,000	13,529,300
Tiffany & Co.	187,700	6,231,640

		56,128,038

Textiles, Apparel & Luxury Goods (0.8%)
Brown Shoe Co., Inc.	17,500	627,200
Liz Claiborne, Inc.	213,000	8,415,630
Perry Ellis International, Inc.*^	180,601	5,576,959
Warnaco Group, Inc.*^	42,590	823,691

		15,443,480

Total Consumer Discretionary		296,941,701

Consumer Staples (4.0%)
Beverages (0.4%)
Coca-Cola Enterprises, Inc.	88,246	1,838,164
Cott Corp. (New York Exchange)*	69,900	1,196,693
Cott Corp. (Toronto Exchange)*^	58,300	1,001,011
SABMiller plc	163,000	3,038,669

		7,074,537

Food & Staples Retailing (1.5%)
Kroger Co.	169,700	3,926,858
Rite Aid Corp.*	107,900	489,866
Safeway, Inc.	496,540	15,069,989
Sysco Corp.	155,400	5,198,130
Valor Co., Ltd.	163,700	2,842,375

		27,527,218

Food Products (0.4%)
Corn Products International, Inc.^	108,400	3,527,336
McCormick & Co., Inc. (Non-Voting)	35,600	1,352,088
TreeHouse Foods, Inc.*	42,079	995,168
Tyson Foods, Inc., Class A	72,000	1,143,360

		7,017,952

Household Products (0.5%)
Central Garden & Pet Co.*^	74,600	3,600,196
Colgate-Palmolive Co.	96,900	6,017,490

		9,617,686

Personal Products (1.2%)
Avon Products, Inc.	406,600	12,466,356
Bare Escentuals, Inc.*	3,100	84,165
Herbalife Ltd.*	18,900	715,932
Playtex Products, Inc.*^	31,100	416,740
Prestige Brands Holdings, Inc.*^	674,400	7,512,816

		21,196,009

Total Consumer Staples		72,433,402

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (5.7%)
Energy Equipment & Services (3.7%)
Baker Hughes, Inc.	64,290	$4,384,578
Cameron International Corp.*	127,520	6,160,491
ENSCO International, Inc.	72,900	3,195,207
FMC Technologies, Inc.*	125,200	6,723,240
GlobalSantaFe Corp.	66,700	3,334,333
Halliburton Co.	180,000	5,121,000
National Oilwell Varco, Inc.*	185,000	10,831,750
Noble Corp.	50,800	3,260,344
Oil States International, Inc.*^	328,000	9,020,000
Pride International, Inc.*	54,800	1,502,616
Smith International, Inc.	211,700	8,213,960
Superior Energy Services, Inc.*^	38,400	1,008,384
Transocean, Inc.*	58,800	4,305,924
Weatherford International Ltd.*	17,400	725,928

		67,787,755

Oil, Gas & Consumable Fuels (2.0%)
Alpha Natural Resources, Inc.*^	21,700	341,992
Arch Coal, Inc.	20,200	583,982
Cabot Oil & Gas Corp.	50,500	2,420,465
El Paso Corp.	234,700	3,201,308
EOG Resources, Inc.	46,600	3,031,330
EXCO Resources, Inc.*	87,300	1,083,393
Forest Oil Corp.*^	91,100	2,877,849
Foundation Coal Holdings, Inc.	20,200	653,874
Mariner Energy, Inc.*^	236,127	4,337,653
Noble Energy, Inc.	11,500	524,285
Petroleum Development Corp.*^	128,300	5,117,887
Plains Exploration & Production Co.*	178,800	7,672,308
World Fuel Services Corp.^	95,500	3,862,975

		35,709,301

Total Energy		103,497,056

Financials (14.9%)
Capital Markets (0.9%)
Ameriprise Financial, Inc.	17,400	816,060
Janus Capital Group, Inc.	124,060	2,446,463
Merrill Lynch & Co., Inc.	91,700	7,172,774
State Street Corp.	44,400	2,770,560
TD Ameritrade Holding Corp.	144,098	2,716,248

		15,922,105

Commercial Banks (1.9%)
Boston Private Financial Holdings, Inc.^	57,606	1,606,055
EuroBancshares, Inc.*	189,646	1,795,948
Hanmi Financial Corp.^	160,841	3,152,484
Nara Bancorp, Inc.^	214,981	3,932,002
National Australia Bank Ltd.	40,561	1,110,859
Popular, Inc.	35,200	684,288
R&G Financial Corp., Class B^	421,400	3,139,430
UCBH Holdings, Inc.^	539,036	9,411,568
UnionBanCal Corp.	14,660	892,794
Wachovia Corp.	133,030	7,423,074
Zions Bancorp	16,600	1,324,846

		34,473,348

Consumer Finance (0.3%)
Capital One Financial Corp.	79,000	6,214,140

Diversified Financial Services (0.2%)
Bank of America Corp.	62,798	3,364,089
FirstRand Ltd.	223,200	508,569

		3,872,658

Insurance (6.8%)
Affirmative Insurance Holdings, Inc.	434,000	6,358,100
Aflac, Inc.	142,920	6,540,019
Ambac Financial Group, Inc.	84,700	$7,008,925
AmerUs Group Co.^	93,700	6,372,537
Aspen Insurance Holdings Ltd.^	397,800	10,275,174
Endurance Specialty Holdings Ltd.	68,000	2,397,680
Hilb, Rogal & Hobbs Co.^	310,100	13,225,765
Marsh & McLennan Cos., Inc.	148,400	4,177,460
MBIA, Inc.^	121,700	7,477,248
Mercer Insurance Group, Inc.	270,800	6,997,472
MetLife, Inc.	46,500	2,635,620
Philadelphia Consolidated Holding Corp.*	506,700	20,156,526
Prudential Financial, Inc.	50,900	3,881,125
Reinsurance Group of America, Inc.	165,200	8,578,836
Scottish Reinsurance Group Ltd.	83,650	909,276
St. Paul Travelers Cos., Inc.	117,275	5,499,025
Stancorp Financial Group, Inc.	147,000	6,560,610
Universal American Financial Corp.*^	32,900	528,703
Willis Group Holdings Ltd.	112,600	4,278,800

		123,858,901

Real Estate Investment Trusts (REIT) (3.2%)
Alexandria Real Estate Equities, Inc. (REIT)	29,500	2,767,100
American Financial Realty Trust (REIT)^	149,100	1,663,956
Annaly Capital Management, Inc. (REIT)	71,600	940,824
Brandywine Realty Trust (REIT)	52,500	1,708,875
Developers Diversified Realty Corp. (REIT)	67,700	3,774,952
Digital Realty Trust, Inc. (REIT)	31,000	970,920
Duke Realty Corp. (REIT)	70,820	2,645,127
Education Realty Trust, Inc. (REIT)^	574,600	8,481,096
Equity Office Properties Trust (REIT)	77,500	3,081,400
Equity Residential (REIT)	90,400	4,572,432
General Growth Properties, Inc. (REIT)	114,060	5,434,959
GMH Communities Trust (REIT)^	82,600	1,042,412
Kimco Realty Corp. (REIT)	95,100	4,076,937
Pennsylvania Real Estate Investment Trust (REIT)^	71,300	3,035,241
Public Storage, Inc. (REIT)	34,166	2,937,934
Trizec Properties, Inc. (REIT)	79,300	2,292,563
United Dominion Realty Trust, Inc. (REIT)	148,800	4,493,760
Vornado Realty Trust (REIT)	38,000	4,142,000

		58,062,488

Real Estate Management & Development (0.0%)
CBRE Realty Finance Inc.*	15,200	231,800

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial Corp.	127,730	4,475,659
Doral Financial Corp.^	729,200	4,805,428
Fannie Mae	189,300	10,583,763
Freddie Mac	108,100	7,170,273
Hudson City Bancorp, Inc.	138,700	1,837,775

		28,872,898

Total Financials		271,508,338

Health Care (14.8%)
Biotechnology (0.3%)
Cephalon, Inc.*^	71,500	4,415,125
MedImmune, Inc.*	57,000	1,664,970

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Myogen, Inc.*^	22,158	$777,303

		6,857,398

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	520,363	23,655,702
Becton, Dickinson & Co.	97,640	6,900,219
Biosite, Inc.*^	72,800	3,365,544
Boston Scientific Corp.*	60,000	887,400
CONMED Corp.*^	90,199	1,904,101
Dade Behring Holdings, Inc.	43,176	1,733,948
Merit Medical Systems, Inc.*^	304,940	4,141,085
Nutraceutical International Corp.*^	242,330	3,310,228
Orthofix International N.V.*^	89,000	4,046,830
Wright Medical Group, Inc.*^	108,000	2,619,000

		52,564,057

Health Care Providers & Services (9.3%)
Allied Healthcare International, Inc.*^	953,598	1,897,660
AmerisourceBergen Corp.	82,320	3,720,864
Amsurg Corp.*^	354,400	7,888,944
Apria Healthcare Group, Inc.*^	350,400	6,916,896
Brookdale Senior Living, Inc.^	52,500	2,437,050
Chemed Corp.^	345,600	11,149,056
Community Health Systems, Inc.*	485,500	18,133,425
HCA, Inc.	140,480	7,008,547
Health Net, Inc.*	317,669	13,824,955
Laboratory Corp. of America Holdings*	36,720	2,407,730
LifePoint Hospitals, Inc.*	462,500	16,335,500
McKesson Corp.	166,700	8,788,424
Medco Health Solutions, Inc.*	96,300	5,788,593
Omnicare, Inc.	245,015	10,557,696
Pediatrix Medical Group, Inc.*	100,000	4,560,000
Quest Diagnostics, Inc.	185,720	11,358,635
RehabCare Group, Inc.*^	67,386	882,757
Sierra Health Services, Inc.*	266,400	10,080,576
Triad Hospitals, Inc.*^	78,140	3,440,504
United Surgical Partners International, Inc.*^	138,671	3,443,201
UnitedHealth Group, Inc.	18,200	895,440
Universal Health Services, Inc., Class B	291,280	17,456,411

		168,972,864

Life Sciences Tools & Services (1.4%)
Charles River Laboratories International, Inc.*	153,500	6,663,435
Fisher Scientific International, Inc.*	62,569	4,895,399
Invitrogen Corp.*	103,200	6,543,912
Varian, Inc.*^	90,889	4,169,078
Waters Corp.*	63,200	2,861,696

		25,133,520

Pharmaceuticals (0.9%)
Forest Laboratories, Inc.*	15,200	769,272
Schering-Plough Corp.	458,360	10,125,172
Teva Pharmaceutical Industries Ltd. (ADR)	152,600	5,202,134

		16,096,578

Total Health Care		269,624,417

Industrials (12.7%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.*^	193,400	15,677,004
DRS Technologies, Inc.	143,100	6,249,177
Honeywell International, Inc.	73,800	3,018,420
Moog, Inc., Class A*^	103,800	3,597,708
Teledyne Technologies, Inc.*^	71,700	2,839,320

		31,381,629

Air Freight & Logistics (0.3%)
Dynamex, Inc.*^	12,042	$249,871
Pacer International, Inc.^	192,072	5,331,919

		5,581,790

Airlines (0.5%)
Ryanair Holdings plc (ADR)*^	62,590	3,961,321
Southwest Airlines Co.	131,800	2,195,788
Tam S.A. (Sponsored ADR)*^	77,800	2,481,820

		8,638,929

Building Products (1.1%)
American Standard Cos., Inc.	59,800	2,509,806
Goodman Global, Inc.*^	58,100	775,635
Masco Corp.	353,100	9,682,002
NCI Building Systems, Inc.*^	131,500	7,649,355

		20,616,798

Commercial Services & Supplies (2.8%)
Allied Waste Industries, Inc.*	160,200	1,805,454
Brink’s Co.	127,100	6,743,926
Clean Harbors, Inc.*^	23,300	1,014,715
COMSYS IT Partners, Inc.*^	225,004	3,867,819
Corrections Corp. of America*	77,850	3,367,012
FTI Consulting, Inc.*	514,400	12,890,864
Huron Consulting Group, Inc.*^	336,300	13,182,960
Navigant Consulting, Inc.*^	347,400	6,968,844
Pike Electric Corp.*	64,300	958,070
Steelcase, Inc., Class A^	41,100	644,859

		51,444,523

Construction & Engineering (1.0%)
Fluor Corp.	87,818	6,752,326
United Group Ltd.	733,800	7,775,895
URS Corp.*	81,300	3,161,757

		17,689,978

Electrical Equipment (1.0%)
Belden CDT, Inc.^	455,100	17,398,473

Industrial Conglomerates (1.4%)
Bidvest Group, Ltd.	218,600	3,179,882
DCC plc	289,600	7,226,961
Tyco International Ltd.	515,960	14,441,720

		24,848,563

Machinery (1.1%)
Albany International Corp.^	38,000	1,209,160
Bradken Ltd.	441,699	1,977,707
Briggs & Stratton Corp.^	154,400	4,253,720
Deere & Co.	82,300	6,905,793
Mueller Water Products, Inc., Class A*^	45,700	667,677
SPX Corp.	81,030	4,330,243
Wabash National Corp.^	96,000	1,314,240

		20,658,540

Road & Rail (1.0%)
Canadian National Railway Co.	68,600	2,874,602
Con-way, Inc.	102,800	4,607,496
CSX Corp.	11,500	377,545
Laidlaw International, Inc.	309,175	8,449,753
Universal Truckload Services, Inc.*^	88,359	2,294,683

		18,604,079

Trading Companies & Distributors (0.7%)
UAP Holding Corp.^	307,296	6,566,916
Univar N.V.	157,549	6,595,960

		13,162,876

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. Trust^	39,545	1,233,013

Total Industrials		231,259,191

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (18.0%)
Communications Equipment (1.2%)
Adtran, Inc.	287,700	$6,858,768
Alcatel S.A. (ADR)^	215,200	2,621,136
Dycom Industries, Inc.*^	299,340	6,435,810
Lucent Technologies, Inc.*	446,600	1,045,044
Motorola, Inc.	100,700	2,517,500
Nortel Networks Corp. (New York Exchange)*	512,700	1,179,210
Nortel Networks Corp. (Toronto Exchange)*	362,300	828,096

		21,485,564

Computers & Peripherals (2.4%)
Brocade Communications Systems, Inc.*	145,100	1,024,406
Diebold, Inc.^	119,700	5,210,541
EMC Corp.*	130,100	1,558,598
Imation Corp.^	59,000	2,368,850
Intermec, Inc.*^	135,700	3,577,052
Komag, Inc.*^	28,800	920,448
NCR Corp.*	217,700	8,594,796
Seagate Technology*	441,383	10,191,533
Sun Microsystems, Inc.*	356,000	1,769,320
Western Digital Corp.*	439,280	7,950,968

		43,166,512

Electronic Equipment & Instruments (4.9%)
Agilent Technologies, Inc.*	342,900	11,209,401
Arrow Electronics, Inc.*	207,970	5,704,617
Avnet, Inc.*	359,480	7,052,998
CDW Corp.^	70,100	4,323,768
Celestica, Inc. (New York Exchange)*^	692,700	7,439,598
Celestica, Inc. (Toronto Exchange)*	39,600	425,230
Elec & Eltek International Co., Ltd.	25,500	67,830
Flextronics International Ltd.*	996,070	12,590,325
Global Imaging Systems, Inc.*^	380,926	8,407,037
Ingram Micro, Inc., Class A*	174,400	3,341,504
Insight Enterprises, Inc.*^	397,200	8,186,292
Measurement Specialties, Inc.*^	104,047	1,940,476
Mettler-Toledo International, Inc.*	27,735	1,834,670
Solectron Corp.*	629,600	2,052,496
Symbol Technologies, Inc.	987,060	14,667,712

		89,243,954

Internet Software & Services (0.7%)
j2 Global Communications, Inc.*^	228,400	6,205,628
Open Text Corp.*^	25,400	454,660
Websense, Inc.*^	157,700	3,407,897
Yahoo!, Inc.*	133,200	3,367,296

		13,435,481

IT Services (3.2%)
CACI International, Inc., Class A*^	106,522	5,859,775
Ceridian Corp.*	486,840	10,885,742
Fidelity National Information Services, Inc.	244,300	9,039,100
Hewitt Associates, Inc., Class A*	266,925	6,475,601
Kanbay International, Inc.*^	314,200	6,459,952
Satyam Computer Services Ltd. (ADR)^	79,000	3,056,510
SI International, Inc.*^	101,829	3,256,492
Total System Services, Inc.^	152,800	3,488,424
Wright Express Corp.*^	415,000	9,984,900

		58,506,496

Office Electronics (0.9%)
Xerox Corp.*	1,049,890	$16,336,288

Semiconductors & Semiconductor Equipment (2.5%)
AMIS Holdings, Inc.*^	166,554	1,580,598
Amkor Technology, Inc.*^	86,482	446,247
Applied Materials, Inc.	370,400	6,567,192
ASML Holding N.V. (N.Y. Shares)*^	328,600	7,649,808
Cirrus Logic, Inc.*^	477,266	3,479,269
DSP Group, Inc.*^	37,100	847,735
Fairchild Semiconductor International, Inc.*	426,730	7,979,851
Intersil Corp., Class A	25,900	635,845
Maxim Integrated Products, Inc.	114,600	3,216,822
MKS Instruments, Inc.*^	121,878	2,475,342
National Semiconductor Corp.	358,100	8,426,093
Spansion, Inc., Class A*^	99,572	1,659,865

		44,964,667

Software (2.2%)
Blackbaud, Inc.	250,748	5,513,949
EPIQ Systems, Inc.*^	195,433	2,874,819
Fair Isaac Corp.	316,500	11,574,405
Hyperion Solutions Corp.*^	78,950	2,722,196
Parametric Technology Corp.*	65,100	1,136,646
Pervasive Software, Inc.*^	362,914	1,393,590
Quest Software, Inc.*^	278,300	3,974,124
Symantec Corp.*	305,403	6,498,976
Take-Two Interactive Software, Inc.*^	157,950	2,252,367
THQ, Inc.*^	109,100	3,182,447

		41,123,519

Total Information Technology		328,262,481

Materials (3.3%)
Chemicals (1.6%)
Airgas, Inc.	98,000	3,544,660
Arkema (ADR)*	14,600	688,184
Ashland, Inc.^	65,950	4,206,291
Bayer AG	11,300	575,434
Celanese Corp., Class A	176,600	3,161,140
Chemtura Corp.	603,536	5,232,657
Cytec Industries, Inc.	109,000	6,059,310
Georgia Gulf Corp.	32,600	893,892
Israel Chemicals Ltd.	53,700	261,827
Omnova Solutions, Inc.*^	52,768	220,570
RPM International, Inc.	218,100	4,141,719

		28,985,684

Containers & Packaging (0.5%)
Owens-Illinois, Inc.*	609,399	9,396,932
Packaging Corp. of America	5,000	116,000

		9,512,932

Metals & Mining (1.2%)
Alcan, Inc.	100,530	4,014,352
Alcoa, Inc.	167,100	4,685,484
Carpenter Technology Corp.^	41,600	4,472,416
Newmont Mining Corp.	49,000	2,094,750
Oregon Steel Mills, Inc.*^	32,200	1,573,614
Titanium Metals Corp.*^	187,100	4,729,888

		21,570,504

Total Materials		60,069,120

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.4%)
Alaska Communications Systems Group, Inc.^	196,154	2,602,963
AT&T, Inc.	196,100	6,385,016
BellSouth Corp.	99,800	4,266,450

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens Communications Co.	227,300	$3,191,292
Iowa Telecommunications Services, Inc.^	98,759	1,954,441
NTELOS Holdings Corp.*^	95,693	1,222,000
Verizon Communications, Inc.	149,900	5,565,787
Windstream Corp.	55,004	725,503

		25,913,452

Wireless Telecommunication Services (1.1%)
ALLTEL Corp.	53,200	2,952,600
Dobson Communications Corp.*^	347,700	2,440,854
MTN Group Ltd.	1,312,600	10,645,237
Philippine Long Distance Telephone Co. (ADR)^	34,800	1,515,888
Sprint Nextel Corp.	131,500	2,255,225

		19,809,804

Total Telecommunication Services		45,723,256

Utilities (2.8%)
Electric Utilities (1.5%)
Allegheny Energy, Inc.*	96,500	3,876,405
Edison International, Inc.	142,520	5,934,533
Entergy Corp.	58,780	4,598,360
Exelon Corp.	66,000	3,995,640
FPL Group, Inc.	92,400	4,158,000
PPL Corp.	139,740	4,597,446

		27,160,384

Gas Utilities (0.1%)
Equitable Resources, Inc.	24,600	860,508

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	192,000	3,914,880
Constellation Energy Group, Inc.	33,000	1,953,600
NRG Energy, Inc.*	97,500	4,416,750
TXU Corp.	81,500	5,095,380

		15,380,610

Multi-Utilities (0.4%)
CMS Energy Corp.*^	151,700	2,190,548
Dominion Resources, Inc.	26,364	2,016,582
Public Service Enterprise Group, Inc.	45,600	2,790,264

		6,997,394

Total Utilities		50,398,896

Total Common Stocks (95.0%) (Cost $1,552,358,184)		1,729,717,858

CONVERTIBLE PREFERRED STOCKS:
Materials (0.1%)
Containers & Packaging (0.1%)
Owens-Illinois, Inc.
4.75%, 12/31/49	49,000	1,715,000

Total Convertible Preferred Stocks (0.1%) (Cost $1,507,690)
		1,715,000

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc.
7.375%, 7/1/14	$20,000	19,475

Total Consumer Discretionary		19,475

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
6.375%, 12/1/11	$1,455,000	$1,278,581

Total Health Care		1,278,581

Information Technology (0.0%)
Electronic Equipment & Instruments (0.0%)
Celestica, Inc.
7.875%, 7/1/11	940,000	944,700

Total Information Technology		944,700

Total Long-Term Debt Securities (0.1%) (Cost $2,281,536)		2,242,756

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.9%)
Allstate Life Global Funding Trust
5.32%, 10/29/07 (l)	2,000,000	2,000,000
American Express Credit Corp.
5.33%, 6/12/07 (l)	10,000,000	10,000,000
Bear Stearns Co., Inc.
5.37%, 8/1/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	7,000,000	7,000,000
CC USA, Inc.
5.37%, 1/25/08 (l)	10,000,000	10,000,000
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	20,000,000	20,000,000
Commonwealth Bank Australia
5.33%, 10/29/07 (l)	5,000,000	5,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
5.31%, 10/29/07 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
5.38%, 10/29/07 (l)	5,000,000	5,000,000
5.54%, 12/28/07 (l)	10,000,000	10,000,000
Merrill Lynch Mortgage Capital
5.48%, 10/18/06 (l)	25,000,000	25,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.56%, 10/29/07 (l)	15,000,000	15,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	11,000,000	11,000,000
National City Bank/Ohio
5.36%, 12/5/07 (l)	9,999,097	9,999,097
New York Life Insurance Co.
5.41%, 12/29/06 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	118,857,046	118,857,046
Pricoa Global Funding I
5.37%, 9/22/08 (l)	15,000,000	15,000,000
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	4,999,832	4,999,832
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	24,996,964	24,996,964
U.S. Bank N.A.
5.32%, 10/2/06 (l)	9,999,575	9,999,575
Unicredito Italiano Bank (IRE) plc
5.34%, 10/29/07 (l)	10,000,000	10,000,000
Unicredito Italiano N.Y.
5.48%, 10/4/06 (l)	14,997,867	14,997,867
Wells Fargo & Co.
5.39%, 9/29/08 (l)	23,000,000	23,000,000

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	$15,000,000	$15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		398,850,381

Time Deposit (4.6%)
JPMorgan Chase Nassau
4.78%, 10/2/06	83,127,833	83,127,833

Total Short-Term Investments (26.5%) (Amortized Cost $481,978,214)		481,978,214

Total Investments (121.7%) (Cost/Amortized Cost $2,038,125,624)		2,215,653,828
Other Assets Less Liabilities (-21.7%)		(395,094,748)

Net Assets (100%)		$1,820,559,080

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$880,652,772
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$915,818,971

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,442,247
Aggregate gross unrealized depreciation	(66,952,552)

Net unrealized appreciation	$171,489,695

Federal income tax cost of investments	$2,044,164,133

At September 30, 2006, the Portfolio had loaned securities with a total value of $387,999,500. This was secured by collateral of $398,850,381 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (8.9%)
Automobiles (0.4%)
Ford Motor Co.
7.450%, 7/16/31	$100,000	$77,250

Hotels, Restaurants & Leisure (1.6%)
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	150,000	139,427
MGM MIRAGE
6.625%, 7/15/15	150,000	144,000

		283,427

Household Durables (2.6%)
Beazer Homes USA, Inc.
8.125%, 6/15/16	150,000	145,875
D.R. Horton, Inc.
5.625%, 1/15/16	150,000	139,363
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16	50,000	46,687
KB Home
6.375%, 8/15/11	150,000	144,927

		476,852

Media (4.3%)
Cablevision Systems Corp., Series B
8.000%, 4/15/12	100,000	101,250
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	100,000	91,000
Charter Communications Holdings II LLC/ Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10	100,000	102,000
Clear Channel Communications, Inc.
5.750%, 1/15/13	100,000	96,107
Echostar DBS Corp.
7.125%, 2/1/16 (b)	100,000	96,625
Lamar Media Corp.
6.625%, 8/15/15	100,000	95,875
R.H. Donnelley Corp.
6.875%, 1/15/13	100,000	91,250
XM Satellite Radio, Inc.
9.750%, 5/1/14	100,000	95,500

		769,607

Total Consumer Discretionary		1,607,136

Consumer Staples (0.5%)
Food Products (0.5%)
Dole Food Co., Inc.
8.625%, 5/1/09	100,000	97,750

Total Consumer Staples		97,750

Energy (4.0%)
Oil, Gas & Consumable Fuels (4.0%)
Chesapeake Energy Corp.
6.250%, 1/15/18	200,000	185,500
6.875%, 11/15/20	100,000	94,500
El Paso Production Holding Co.
7.750%, 6/1/13	100,000	102,250
Mariner Energy, Inc.
7.500%, 4/15/13 (b)	100,000	95,500
Massey Energy Co.
6.875%, 12/15/13	50,000	45,250
Newfield Exploration Co.
6.625%, 4/15/16	100,000	97,250
Pioneer Natural Resources Co.
6.875%, 5/1/18	100,000	99,929

Total Energy		720,179

Financials (4.6%)
Consumer Finance (3.3%)
Ford Motor Credit Co.
7.375%, 10/28/09	$300,000	$291,541
GMAC LLC
6.875%, 9/15/11	300,000	298,411

		589,952

Real Estate Investment Trusts (REIT) (1.3%)
Host Marriott LP (REIT)
6.375%, 3/15/15	250,000	242,500

Total Financials		832,452

Health Care (2.2%)
Health Care Providers & Services (2.2%)
HCA, Inc.
6.500%, 2/15/16	150,000	120,000
Tenet Healthcare Corp.
6.375%, 12/1/11	200,000	175,750
9.250%, 2/1/15	100,000	96,250

Total Health Care		392,000

Industrials (3.0%)
Aerospace & Defense (1.4%)
DRS Technologies, Inc.
6.625%, 2/1/16	200,000	196,500
L-3 Communications Corp.
5.875%, 1/15/15	50,000	47,500

		244,000

Commercial Services & Supplies (1.1%)
Allied Waste North America, Inc.
6.125%, 2/15/14	100,000	93,250
Series B
7.375%, 4/15/14	100,000	98,500

		191,750

Machinery (0.5%)
Case New Holland, Inc.
7.125%, 3/1/14	100,000	100,375

Total Industrials		536,125

Information Technology (2.2%)
Computers & Peripherals (0.6%)
Seagate Technology HDD Holdings
6.375%, 10/1/11	100,000	99,500

Electronic Equipment & Instruments (1.6%)
Flextronics International Ltd.
6.250%, 11/15/14	150,000	145,500
Sanmina-SCI Corp.
6.750%, 3/1/13	150,000	141,375

		286,875

Total Information Technology		386,375

Materials (3.1%)
Chemicals (1.5%)
Chemtura Corp.
6.875%, 6/1/16	100,000	98,625
Lyondell Chemical Co.
8.000%, 9/15/14	75,000	75,938
Nalco Co.
8.875%, 11/15/13	100,000	104,250

		278,813

Containers & Packaging (0.8%)
Jefferson Smurfit Corp.
8.250%, 10/1/12	150,000	143,625

Metals & Mining (0.3%)
Novelis, Inc.
8.250%, 2/15/15 (b)	50,000	47,500

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Paper & Forest Products (0.5%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15	$100,000	$91,000

Total Materials		560,938

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Qwest Capital Funding, Inc.
7.250%, 2/15/11	100,000	100,000

Total Telecommunication Services		100,000

Utilities (2.4%)
Independent Power Producers & Energy Traders (2.4%)
Dynegy Holdings, Inc.
8.750%, 2/15/12	100,000	103,625
NRG Energy, Inc.
7.250%, 2/1/14	230,000	228,275
TXU Corp., Series P
5.550%, 11/15/14	100,000	94,478

Total Utilities		426,378

Total Long-Term Debt Securities (31.5%) (Cost $5,665,323)		5,659,333

	Number of Shares
COMMON STOCKS:
Energy (4.2%)
Energy Equipment & Services (0.9%)
GlobalSantaFe Corp.	3,300	164,967

Oil, Gas & Consumable Fuels (3.3%)
Chesapeake Energy Corp.	6,500	188,370
Chevron Corp.	2,500	162,150
ConocoPhillips	3,000	178,590
Exxon Mobil Corp.	1,000	67,100

		596,210

Total Energy		761,177

Financials (3.9%)
Commercial Banks (1.9%)
Fifth Third Bancorp	3,000	114,240
Wachovia Corp.	4,000	223,200

		337,440

Diversified Financial Services (2.0%)
Bank of America Corp.	2,200	117,854
Citigroup, Inc.	3,000	149,010
JPMorgan Chase & Co.	2,000	93,920

		360,784

Total Financials		698,224

Health Care (2.6%)
Health Care Equipment & Supplies (0.6%)
Medtronic, Inc.	2,500	116,100

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	2,000	49,840
Johnson & Johnson	2,000	129,880
Merck & Co., Inc.	200	8,380
Pfizer, Inc.	6,000	170,160

		358,260

Total Health Care		474,360

Industrials (3.2%)
Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	2,000	143,880

Industrial Conglomerates (2.4%)
3M Co.	3,000	223,260
General Electric Co.	2,000	$70,600
Tyco International Ltd.	5,000	139,950

		433,810

Total Industrials		577,690

Information Technology (1.4%)
Semiconductors & Semiconductor Equipment (1.4%)
Analog Devices, Inc.	5,000	146,950
Intel Corp.	5,000	102,850

Total Information Technology		249,800

Materials (2.9%)
Chemicals (1.8%)
Dow Chemical Co.	5,000	194,900
Lyondell Chemical Co.	5,000	126,850

		321,750

Metals & Mining (1.1%)
Alcoa, Inc.	5,000	140,200
Barrick Gold Corp.	2,000	61,440

		201,640

Total Materials		523,390

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	3,000	97,680
Verizon Communications, Inc.	2,000	74,260

Total Telecommunication Services		171,940

Utilities (10.2%)
Electric Utilities (4.4%)
American Electric Power Co., Inc.	1,300	47,281
Edison International, Inc.	5,000	208,200
Entergy Corp.	1,000	78,230
Exelon Corp.	1,000	60,540
FirstEnergy Corp.	1,200	67,032
Progress Energy, Inc.	4,000	181,520
Southern Co.	4,000	137,840

		780,643

Gas Utilities (1.2%)
AGL Resources, Inc.	6,000	219,000

Independent Power Producers & Energy Traders (1.0%)
Constellation Energy Group, Inc.	3,000	177,600

Multi-Utilities (3.6%)
Ameren Corp.	600	31,674
Consolidated Edison, Inc.	1,000	46,200
Dominion Resources, Inc.	2,200	168,278
DTE Energy Co.	200	8,302
Duke Energy Corp.	2,000	60,400
Public Service Enterprise Group, Inc.	3,000	183,570
TECO Energy, Inc.	10,000	156,500

		654,924

Total Utilities		1,832,167

Total Common Stocks (29.4%) (Cost $5,270,767)		5,288,748

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (45.0%)
Federal Home Loan Bank
4.50%, 10/2/06 (o)(p)	$8,100,000	8,097,975

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (5.6%)
JPMorgan Chase Nassau
4.78%, 10/2/06	$1,004,456	$1,004,456

Total Short-Term Investments (50.6%) (Cost/Amortized Cost $9,103,444)		9,102,431

Total Investments (111.5%) (Cost/Amortized Cost $20,039,534)		20,050,512
Other Assets Less Liabilities (-11.5%)		(2,063,341)

Net Assets (100%)		$17,987,171

(b)	Illiquid security.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,935,828
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,108
Aggregate gross unrealized depreciation	(37,130)

Net unrealized appreciation	$10,978

Federal income tax cost of investments	$20,039,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.5%)
Auto Components (0.3%)
Gentex Corp.	957	$13,599

Automobiles (4.4%)
Monaco Coach Corp.	3,700	41,218
Thor Industries, Inc.	2,200	90,574
Winnebago Industries, Inc.	2,000	62,760

		194,552

Diversified Consumer Services (2.2%)
Regis Corp.	2,700	96,795

Hotels, Restaurants & Leisure (0.3%)
Bob Evans Farms, Inc.	500	15,140

Household Durables (6.0%)
Basset Furniture Industries, Inc.	1,600	25,984
Ethan Allen Interiors, Inc.	1,200	41,592
Hooker Furniture Corp.	3,000	43,980
La-Z-Boy, Inc.	3,300	46,068
M/I Homes, Inc.	1,700	60,095
MDC Holdings, Inc.	400	18,580
Russ Berrie & Co., Inc.*	1,700	25,908

		262,207

Multiline Retail (1.2%)
Tuesday Morning Corp.	3,800	52,744

Specialty Retail (4.1%)
Christopher & Banks Corp.	1,500	44,220
HOT Topic, Inc.*	3,100	34,534
Men’s Wearhouse, Inc.	600	22,326
Pier 1 Imports, Inc.	2,100	15,582
West Marine, Inc.*	3,700	51,800
Zale Corp.*	500	13,870

		182,332

Textiles, Apparel & Luxury Goods (3.0%)
Brown Shoe Co., Inc.	1,600	57,344
Timberland Co., Class A*	1,400	40,278
Warnaco Group, Inc.*	1,700	32,878

		130,500

Total Consumer Discretionary		947,869

Consumer Staples (1.6%)
Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	3,100	69,037

Total Consumer Staples		69,037

Energy (8.8%)
Energy Equipment & Services (5.1%)
Atwood Oceanics, Inc.*	600	26,982
Bristow Group, Inc.*	1,000	34,400
Global Industries Ltd.*	1,800	28,008
Lone Star Technologies, Inc.*	900	43,542
Oil States International, Inc.*	1,500	41,250
Rowan Cos., Inc.	800	25,304
Tidewater, Inc.	600	26,514

		226,000

Oil, Gas & Consumable Fuels (3.7%)
Helix Energy Solutions Group, Inc.*	700	23,380
OMI Corp.	1,700	36,907
Overseas Shipholding Group	1,000	61,770
Teekay Shipping Corp.	1,000	41,110

		163,167

Total Energy		389,167

Financials (11.3%)
Commercial Banks (1.2%)
Chemical Financial Corp.	700	20,776
First Indiana Corp.	500	13,005
Peoples Bancorp, Inc./Ohio	700	$20,461

		54,242

Insurance (9.4%)
American National Insurance Co.	300	34,770
Arthur J. Gallagher & Co.	1,600	42,672
Aspen Insurance Holdings Ltd.	3,500	90,405
IPC Holdings Ltd.	2,200	66,924
Montpelier Reinsurance Holdings Ltd.	4,300	83,377
Protective Life Corp.	500	22,875
RLI Corp.	800	40,632
Stancorp Financial Group, Inc.	700	31,241

		412,896

Real Estate Investment Trusts (REIT) (0.7%)
Arbor Realty Trust, Inc. (REIT)	1,300	33,228

Total Financials		500,366

Health Care (2.0%)
Health Care Equipment & Supplies (2.0%)
STERIS Corp.	1,900	45,714
West Pharmaceutical Services, Inc.	1,100	43,197

Total Health Care		88,911

Industrials (26.9%)
Airlines (1.1%)
Skywest, Inc.	1,900	46,588

Building Products (3.9%)
American Woodmark Corp.	1,500	50,535
Apogee Enterprises, Inc.	3,500	53,235
Simpson Manufacturing Co., Inc.	400	10,812
Universal Forest Products, Inc.	1,200	58,860

		173,442

Commercial Services & Supplies (4.2%)
ABM Industries, Inc.	2,200	41,272
Brady Corp., Class A	1,700	59,772
Mine Safety Appliances Co.	2,300	81,972

		183,016

Electrical Equipment (2.2%)
A.O. Smith Corp.	700	27,601
Baldor Electric Co.	300	9,249
Genlyte Group, Inc.*	600	42,720
Powell Industries, Inc.*	800	17,704

		97,274

Industrial Conglomerates (2.1%)
Carlisle Cos., Inc.	500	42,050
Teleflex, Inc.	900	50,076

		92,126

Machinery (10.9%)
Astec Industries, Inc.*	600	15,150
Briggs & Stratton Corp.	1,700	46,835
CIRCOR International, Inc.	1,200	36,660
Graco, Inc.	2,200	85,932
JLG Industries, Inc.	900	17,829
Kennametal, Inc.	1,000	56,650
Mueller Industries, Inc.	2,000	70,340
Nordson Corp.	600	23,916
Timken Co.	600	17,868
Wabash National Corp.	4,800	65,712
Watts Water Technologies, Inc., Class A	1,400	44,464

		481,356

Road & Rail (2.5%)
Dollar Thrifty Automotive Group, Inc.*	700	31,199
Genesee & Wyoming, Inc.*	2,400	55,728
Kansas City Southern, Inc.*	900	24,579

		111,506

Total Industrials		1,185,308

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (4.7%)
Communications Equipment (1.9%)
Avocent Corp.*	2,800	$84,336

Computers & Peripherals (0.5%)
Diebold, Inc.	500	21,765

Electronic Equipment & Instruments (1.2%)
Mettler-Toledo International, Inc.*	800	52,920

Semiconductors & Semiconductor Equipment (1.1%)
Cohu, Inc.	2,700	48,141

Total Information Technology		207,162

Materials (12.5%)
Chemicals (4.4%)
Airgas, Inc.	1,400	50,638
Cabot Corp.	1,200	44,640
RPM International, Inc.	3,100	58,869
Westlake Chemical Corp.	1,300	41,613

		195,760

Containers & Packaging (0.9%)
AptarGroup, Inc.	800	40,704

Metals & Mining (4.9%)
Gibraltar Industries, Inc.	2,300	51,014
Reliance Steel & Aluminum Co.	1,800	57,852
Steel Dynamics, Inc.	2,100	105,945

		214,811

Paper & Forest Products (2.3%)
Bowater, Inc.	1,700	34,969
Glatfelter	2,900	39,295
Mercer International, Inc.*	2,600	24,544

		98,808

Total Materials		550,083

Utilities (2.6%)
Electric Utilities (0.9%)
Sierra Pacific Resources*	2,800	$40,152

Gas Utilities (1.7%)
Atmos Energy Corp.	1,000	28,550
Energen Corp.	1,100	46,057

		74,607

Total Utilities		114,759

Total Common Stocks (91.9%) (Cost $4,049,585)		4,052,662

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (29.4%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $1,299,186)	$1,299,186	1,299,186

Total Investments (121.3%) (Cost/Amortized Cost $5,348,771)		5,351,848
Other Assets Less Liabilities (-21.3%)		(939,862)

Net Assets (100%)		$4,411,986

*	Non-income producing.

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,049,585
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,009
Aggregate gross unrealized depreciation	(40,932)

Net unrealized appreciation	$3,077

Federal income tax cost of investments	$5,348,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (0.0%)
Dana Corp.	32,000	$33,280

Diversified Consumer Services (1.0%)
Alderwoods Group, Inc.*	50,000	991,500

Hotels, Restaurants & Leisure (2.7%)
Aztar Corp.*	27,000	1,431,270
Churchill Downs, Inc.	8,000	336,480
Dover Motorsports, Inc.	8,000	43,360
Intrawest Corp.	1,000	34,540
Ladbrokes plc	50,000	363,316
Lone Star Steakhouse & Saloon, Inc.	8,500	236,045
Stanley Leisure plc	14,000	225,294

		2,670,305

Household Durables (0.2%)
Fedders Corp.*	4,000	5,000
Lenox Group, Inc.*	10,000	60,500
Nobility Homes, Inc.	500	13,405
Skyline Corp.	2,000	76,420

		155,325

Internet & Catalog Retail (0.2%)
IAC/InterActiveCorp.*	2,000	57,520
Liberty Media Holding Corp., Interactive Class A*	5,000	101,900

		159,420

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	8,000	20,800

Media (8.9%)
Acme Communications, Inc.*	4,000	21,040
ADVO, Inc.	10,000	279,800
Cablevision Systems Corp. - New York Group, Class A	41,000	931,110
CBS Corp., Class A	14,000	395,080
Crown Media Holdings, Inc., Class A*	15,000	67,350
Discovery Holding Co., Class A*	3,000	43,380
Dow Jones & Co., Inc.	10,000	335,400
Emmis Communications Corp., Class A*	20,000	245,000
Fisher Communications, Inc.*	3,500	145,425
Interep National Radio Sales, Inc., Class A*	3,000	1,350
ION Media Networks, Inc.*	55,000	44,550
Liberty Global, Inc., Class A*	1,080	27,799
Liberty Media Holding Corp., Capital Series Class A*	10,000	835,700
Lin TV Corp., Class A*	25,000	194,500
McClatchy Co., Class A	5,000	210,950
Media General, Inc., Class A	6,000	226,320
PagesJaunes Groupe S.A.	20,000	567,504
Primedia, Inc.*	5,000	7,600
Reader’s Digest Association, Inc.	6,000	77,760
Salem Communications Corp., Class A	12,000	135,720
Shaw Communications, Inc., Class B	1,500	45,030
Sinclair Broadcast Group, Inc., Class A	3,000	23,550
Tribune Co.	28,000	916,160
Triple Crown Media, Inc.*	1,500	10,920
Univision Communications, Inc., Class A*	61,000	2,094,740
Vivendi S.A.	4,000	144,055
Walt Disney Co.	1,000	30,910
Warner Music Group Corp.	20,000	519,000
Young Broadcasting, Inc., Class A*	11,500	$26,450

		8,604,153

Multiline Retail (0.0%)
Saks, Inc.	200	3,456

Specialty Retail (0.5%)
CSK Auto Corp.*	11,000	155,100
Michaels Stores, Inc.	3,000	130,620
Midas, Inc.*	5,500	113,740
Pier 1 Imports, Inc.	10,000	74,200

		473,660

Total Consumer Discretionary		13,111,899

Consumer Staples (6.6%)
Beverages (0.2%)
Pernod-Ricard S.A.	252	52,384
Sleeman Breweries Ltd.*	8,000	125,129

		177,513

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club, Inc.*	500	14,590
Pathmark Stores, Inc.*	1,000	9,950
SUPERVALU, Inc.	20,000	593,000
Topps Co., Inc.	20,000	179,200

		796,740

Food Products (4.5%)
Cadbury Schweppes plc (ADR)	6,000	256,620
Delta & Pine Land Co.	33,000	1,336,500
Flowers Foods, Inc.	750	20,160
Gold Kist, Inc.*	40,000	833,600
Groupe Danone (ADR)	8,000	236,960
H.J. Heinz Co.	10,000	419,300
Premium Standard Farms, Inc.	28,000	533,400
Tootsie Roll Industries, Inc.	25,000	732,750

		4,369,290

Personal Products (1.1%)
Alberto-Culver Co.	20,000	1,011,800

Total Consumer Staples		6,355,343

Energy (10.1%)
Energy Equipment & Services (3.5%)
Maverick Tube Corp.*	20,000	1,296,600
NS Group, Inc.*	17,000	1,097,350
RPC, Inc.	5,000	91,600
Veritas DGC, Inc.*	14,000	921,480

		3,407,030

Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.	6,500	284,895
Energy Partners Ltd.*	20,000	493,000
Giant Industries, Inc.*	15,000	1,218,000
James River Coal Co.*	27,000	284,850
Kinder Morgan, Inc	32,000	3,355,200
Pioneer Natural Resources Co.	1,500	58,680
Stone Energy Corp.*	17,000	688,160

		6,382,785

Total Energy		9,789,815

Financials (6.9%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	1,000	46,900
BKF Capital Group, Inc.	11,000	42,900
Deutsche Bank AG (Registered)	1,000	120,700
SWS Group, Inc.	30,000	746,700

		957,200

Commercial Banks (0.2%)
First Republic Bank/California	450	19,152
North Fork Bancorp, Inc.	4,000	114,560

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Bancorp, Inc./Michigan	4,500	$59,985

		193,697

Consumer Finance (0.3%)
American Express Co.	5,000	280,400

Insurance (0.1%)
CNA Surety Corp.*	5,000	101,000

Real Estate Investment Trusts (REIT) (4.3%)
Glenborough Realty Trust, Inc. (REIT)	20,000	514,600
Heritage Property Investment Trust (REIT)	20,000	729,200
Longview Fibre Co. (REIT)	1,359	27,615
Pan Pacific Retail Properties, Inc. (REIT)	7,000	485,940
Reckson Associates Realty Corp. (REIT)	7,000	299,600
Sizeler Property Investors, Inc. (REIT)	30,000	450,900
Trizec Properties, Inc. (REIT)	57,000	1,647,870

		4,155,725

Thrifts & Mortgage Finance (1.0%)
Flushing Financial Corp.	5,000	87,500
Golden West Financial Corp.	10,000	772,500
New York Community Bancorp, Inc.	2,000	32,760
NewAlliance Bancshares, Inc.	4,000	58,600
Sovereign Bancorp, Inc.	1	21

		951,381

Total Financials		6,639,403

Health Care (3.8%)
Health Care Equipment & Supplies (2.3%)
ArthroCare Corp.*	200	9,372
Biomet, Inc.	7,000	225,330
Biosite, Inc.*	7,500	346,725
Cholestech Corp.*	200	2,400
Conmed Corp.*	10,000	211,100
DJO, Inc.*	200	8,306
Encore Medical Corp.*	11,000	69,300
Exactech, Inc.*	3,500	47,810
ICU Medical, Inc.*	500	22,740
Intermagnetics General Corp.*	30,000	811,500
Kensey Nash Corp.*	4,000	117,080
Lifecore Biomedical, Inc.*	5,000	70,500
Orthofix International N.V.*	2,000	90,940
Osteotech, Inc.*	1,500	6,135
Regeneration Technologies, Inc.*	18,000	126,360
Thoratec Corp.*	1,000	15,610
Tutogen Medical, Inc.*	5,000	22,350
Young Innovations, Inc.	300	10,788

		2,214,346

Health Care Providers & Services (0.2%)
HCA, Inc.	5,000	249,450

Health Care Technology (0.3%)
AMICAS, Inc.*	33,000	98,340
IMS Health, Inc.	7,000	186,480

		284,820

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	200	14,146
BioVeris Corp.*	1,000	9,390
Fisher Scientific International, Inc.*	3,500	273,840
Thermo Electron Corp.*	3,000	117,990

		415,366

Pharmaceuticals (0.6%)
Allergan, Inc.	1,404	158,105
Andrx Corp.*	6,000	146,580
Anormed, Inc.*	1,000	$12,650
Bristol-Myers Squibb Co.	2,000	49,840
Collagenex Pharmaceuticals, Inc.*	500	6,495
Schwarz Pharma AG	1,500	174,146

		547,816

Total Health Care		3,711,798

Industrials (8.2%)
Aerospace & Defense (1.0%)
Herley Industries, Inc.*	20,000	247,600
Honeywell International, Inc.	18,000	736,200

		983,800

Building Products (0.3%)
Griffon Corp.*	10,000	238,700
Jacuzzi Brands, Inc.*	3,500	34,965

		273,665

Commercial Services & Supplies (2.5%)
Adesa, Inc.	1,100	25,421
ARAMARK Corp., Class B	45,000	1,478,700
Nashua Corp.*	10,100	70,599
R.R. Donnelley & Sons Co.	2,500	82,400
Republic Services, Inc.	1,000	40,210
West Corp.*	15,000	724,500

		2,421,830

Electrical Equipment (0.7%)
Belden CDT, Inc.	2,000	76,460
Cooper Industries Ltd., Class A	2,000	170,440
SL Industries, Inc.*	10,000	192,000
Thomas & Betts Corp.*	5,000	238,550

		677,450

Industrial Conglomerates (1.4%)
Sequa Corp., Class A*	3,000	281,580
Tyco International Ltd.	40,000	1,119,600

		1,401,180

Machinery (2.1%)
Ampco-Pittsburgh Corp.	500	15,465
Baldwin Technology Co.*	6,000	34,740
CIRCOR International, Inc.	1,000	30,550
Flowserve Corp.*	2,000	101,180
ITT Corp.	2,400	123,048
Navistar International Corp.*	25,000	645,500
SIG Holding AG*	700	201,523
Tennant Co.	25,000	608,500
Watts Water Technologies, Inc., Class A	7,000	222,320

		1,982,826

Trading Companies & Distributors (0.2%)
Kaman Corp.	13,000	234,130

Total Industrials		7,974,881

Information Technology (12.6%)
Communications Equipment (0.8%)
Andrew Corp.*	32,000	295,360
Lucent Technologies, Inc.*	45,000	105,300
Stratos International, Inc.*	50,000	346,000

		746,660

Electronic Equipment & Instruments (1.9%)
Excel Technology, Inc.*	15,000	443,850
Metrologic Instruments, Inc.*	7,000	127,120
Symbol Technologies, Inc.	86,000	1,277,960

		1,848,930

IT Services (0.2%)
Computer Sciences Corp.*	1,500	73,680
TNS, Inc.*	10,000	150,600

		224,280

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.8%)
Freescale Semiconductor, Inc., Class A*	20,000	$761,000
MoSys, Inc.*	3,000	20,190

		781,190

Software (8.9%)
Borland Software Corp.*	10,000	57,300
FalconStor Software, Inc.*	5,500	42,295
Filenet Corp.*	80,000	2,786,400
GSE Systems, Inc.*	424	1,527
Hummingbird Ltd.*	30,000	834,900
Intergraph Corp.*	16,000	686,080
Internet Security Systems, Inc.*	5,000	138,800
Mobius Management Systems, Inc.*	2,000	13,480
MRO Software, Inc.*	62,800	1,612,076
Reynolds & Reynolds Co., Class A	62,000	2,449,620

		8,622,478

Total Information Technology		12,223,538

Materials (5.2%)
Chemicals (2.1%)
Ashland, Inc.	10,000	637,800
Bairnco Corp.	8,500	102,000
Ferro Corp.	10,000	177,800
Hercules, Inc.*	13,500	212,895
Huntsman Corp.*	4,000	72,800
MacDermid, Inc.	20,000	652,400
Sensient Technologies Corp.	10,000	195,700

		2,051,395

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,500	120,165

Metals & Mining (3.0%)
Aleris International, Inc.*	4,400	222,376
Barrick Gold Corp.	7,000	215,040
Gold Fields Ltd. (ADR)	4,000	71,360
Inco Ltd.	29,000	2,211,830
Novagold Resources, Inc.*	10,000	156,900
WHX Corp.*	2,000	18,000

		2,895,506

Total Materials		5,067,066

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.3%)
Commonwealth Telephone
Enterprises, Inc.	5,600	230,888
Hector Communications Corp.	4,500	162,000
Portugal Telecom SGPS S.A. (Registered)	60,000	748,649
Qwest Communications International, Inc.*	6,000	52,320

		1,193,857

Wireless Telecommunication Services (1.9%)
Centennial Communications Corp.	6,000	31,980
Millicom International Cellular S.A.*	2,000	81,840
Price Communications Corp.*	30,000	579,000
Rogers Communications, Inc., Class B	1,000	54,870
Sprint Nextel Corp.	40,000	686,000
U.S. Cellular Corp.*	7,000	417,900

		1,851,590

Total Telecommunication Services		3,045,447

Utilities (7.7%)
Electric Utilities (2.6%)
DPL, Inc.	20,000	542,400
Duquesne Light Holdings, Inc.	30,000	589,800
Endesa S.A.	22,000	934,988
Green Mountain Power Corp.	14,000	$467,180

		2,534,368

Gas Utilities (1.0%)
Cascade Natural Gas Corp.	25,000	652,250
Laclede Group, Inc.	300	9,624
Peoples Energy Corp.	7,000	284,550
SEMCO Energy, Inc.*	2,000	11,280
Southwest Gas Corp.	500	16,660

		974,364

Independent Power Producers & Energy Traders (0.3%)
NRG Energy, Inc.*	6,000	271,800

Multi-Utilities (3.8%)
KeySpan Corp.	50,000	2,057,000
NorthWestern Corp.	35,000	1,224,300
NSTAR	6,500	216,840
Public Service Enterprise Group, Inc.	2,000	122,380
Suez S.A. (VVPR)*	4,000	51

		3,620,571

Total Utilities		7,401,103

Total Common Stocks (77.8%) (Cost $74,374,900)		75,320,293

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (5.1%)
U.S. Treasury Bills
4.55%, 11/30/06 (p)	$5,000,000	4,961,765

Time Deposit (19.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	18,403,365	18,403,365

Total Short-Term Investments (24.1%) (Cost/Amortized Cost $23,362,074)		23,365,130

Total Investments (101.9%) (Cost/Amortized Cost $97,736,974)		98,685,423
Other Assets Less Liabilities (-1.9%)		(1,825,629)

Net Assets (100%)		$96,859,794

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit (Belgium dividend coupon)

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$141,391,357
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$97,669,078

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,056,556
Aggregate gross unrealized depreciation	(2,120,407)

Net unrealized appreciation	$936,149

Federal income tax cost of investments	$97,749,274

For the nine months ended September 30, 2006, the Portfolio incurred approximately $56,622 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.2%)
Auto Components (3.1%)
BorgWarner, Inc.	118,000	$6,746,060
Dana Corp.	660,000	686,400
Federal-Mogul Corp.*	60,000	24,600
Modine Manufacturing Co.	180,000	4,379,400
Proliance International, Inc.*	160,007	731,232
Spartan Motors, Inc.	145,000	2,730,350
Standard Motor Products, Inc.	260,000	3,117,400
Strattec Security Corp.*	19,000	727,130
Superior Industries International, Inc.	33,000	554,070
Tenneco, Inc.*	10,000	233,900

		19,930,542

Automobiles (0.2%)
Fleetwood Enterprises, Inc.*	135,000	908,550
Monaco Coach Corp.	18,000	200,520
Thor Industries, Inc.	4,000	164,680

		1,273,750

Diversified Consumer Services (0.1%)
Matthews International Corp., Class A	10,000	368,100

Hotels, Restaurants & Leisure (5.5%)
Aztar Corp.*	175,000	9,276,750
Canterbury Park Holding Corp.	85,500	1,083,285
Churchill Downs, Inc.	145,000	6,098,700
Dover Downs Gaming & Entertainment, Inc.	105,000	1,275,750
Dover Motorsports, Inc.	246,100	1,333,862
Gaylord Entertainment Co.*	199,100	8,730,535
Magna Entertainment Corp., Class A*	225,000	1,055,250
Marcus Corp.	4,000	91,880
Pinnacle Entertainment, Inc.*	110,000	3,093,200
Six Flags, Inc.*	55,000	287,650
Steak n Shake Co.*	50,000	844,500
Triarc Cos., Inc., Class A	40,000	663,600
Triarc Cos., Inc., Class B	70,000	1,058,400

		34,893,362

Household Durables (1.9%)
Cavalier Homes, Inc.*	300,000	957,000
Cavco Industries, Inc.*	94,000	2,961,940
Champion Enterprises, Inc.*	383,000	2,642,700
Fedders Corp.*	560,000	700,000
Lenox Group, Inc.*	80,000	484,000
National Presto Industries, Inc.	3,000	165,810
Palm Harbor Homes, Inc.*	26,000	388,960
Skyline Corp.	77,000	2,942,170
Southern Energy Homes, Inc.*	70,000	589,400

		11,831,980

Internet & Catalog Retail (0.0%)
Liberty Media Holding Corp., Interactive Class A*	12,500	254,750

Leisure Equipment & Products (0.2%)
Fairchild Corp., Class A*	465,000	1,209,000

Media (7.8%)
Acme Communications, Inc.*	55,000	289,300
Beasley Broadcasting Group, Inc., Class A	143,000	1,005,290
Belo Corp., Class A	115,000	1,818,150
Cablevision Systems Corp. - New York Group, Class A	350,000	7,948,500
Citadel Broadcasting Corp.	25,000	235,000
Crown Media Holdings, Inc., Class A*	65,000	$291,850
Cumulus Media, Inc., Class A*	2,011	19,225
Discovery Holding Co., Class A*	10,000	144,600
E.W. Scripps Co., Class A	44,000	2,108,920
Emmis Communications Corp., Class A*	20,000	245,000
Fisher Communications, Inc.*	92,000	3,822,600
Gemstar-TV Guide International, Inc.*	610,000	2,025,200
Gray Television, Inc.	252,000	1,615,320
Imax Corp.*	18,000	88,020
Interactive Data Corp.*	135,000	2,693,250
Interep National Radio Sales, Inc., Class A*	65,000	29,250
ION Media Networks, Inc.*	190,000	153,900
Journal Register Co.	120,000	680,400
Lakes Entertainment, Inc.*	110,000	1,062,600
Lee Enterprises, Inc.	60,000	1,514,400
Liberty Global, Inc., Class A*	15,000	386,100
Liberty Media Holding Corp., Capital Series Class A*	2,500	208,925
Lin TV Corp., Class A*	250,000	1,945,000
McClatchy Co., Class A	100,000	4,219,000
MDC Partners, Inc., Class A*	10,000	72,400
Media General, Inc., Class A	159,000	5,997,480
Meredith Corp.	50,000	2,466,500
Nexstar Broadcasting Group, Inc., Class A*	64,000	252,800
Penton Media, Inc.*	100,000	56,000
Primedia, Inc.*	410,000	623,200
Reader’s Digest Association, Inc.	75,000	972,000
Salem Communications Corp., Class A	163,000	1,843,530
Sinclair Broadcast Group, Inc., Class A	210,000	1,648,500
Triple Crown Media, Inc.*	95,000	691,600
Young Broadcasting, Inc., Class A*	275,000	632,500

		49,806,310

Specialty Retail (1.8%)
Big 5 Sporting Goods Corp.	25,000	570,000
Bowlin Travel Centers, Inc.*	70,000	119,000
CSK Auto Corp.*	60,000	846,000
Earl Scheib, Inc.*‡	280,000	1,008,000
Midas, Inc.*	230,000	4,756,400
Pep Boys - Manny, Moe & Jack	240,000	3,084,000
United Auto Group, Inc.	40,000	936,000

		11,319,400

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.*	15,000	337,650
Hartmarx Corp.*	250,000	1,692,500
Levcor International, Inc.*	80,000	40,800
Movado Group, Inc.	52,000	1,321,840
Wolverine World Wide, Inc.	25,000	707,750

		4,100,540

Total Consumer Discretionary		134,987,734

Consumer Staples (7.3%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	60,000	1,971,000

Food & Staples Retailing (1.3%)
Ingles Markets, Inc., Class A	143,000	3,772,340
Topps Co., Inc.	400,000	3,584,000
Weis Markets, Inc.	27,000	1,074,600

		8,430,940

Food Products (3.4%)
Corn Products International, Inc.	100,000	3,254,000

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Del Monte Foods Co.	90,000	$940,500
Delta & Pine Land Co.	20,000	810,000
Flowers Foods, Inc.	190,000	5,107,200
Gold Kist, Inc.*	37,100	773,164
Griffin Land & Nurseries, Inc.*	130,000	3,935,100
Hain Celestial Group, Inc.*	30,000	766,800
J & J Snack Foods Corp.	4,000	124,400
John B. Sanfilippo & Son, Inc.*	1,000	10,200
Ralcorp Holdings, Inc.*	52,000	2,507,960
Tootsie Roll Industries, Inc.	112,894	3,308,923

		21,538,247

Household Products (1.7%)
Church & Dwight Co., Inc.	75,000	2,933,250
Energizer Holdings, Inc.*	27,000	1,943,730
Katy Industries, Inc.*	212,600	599,532
Oil-Dri Corp. of America‡	285,625	4,327,219
Spectrum Brands, Inc.*	60,000	506,400
WD-40 Co.	23,000	820,410

		11,130,541

Personal Products (0.6%)
Elizabeth Arden, Inc.*	10,000	161,600
Revlon, Inc., Class A*	210,000	237,300
Schiff Nutrition International, Inc.*	450,000	3,132,000
United-Guardian, Inc.	10,000	92,500

		3,623,400

Total Consumer Staples		46,694,128

Energy (1.7%)
Energy Equipment & Services (0.7%)
Oceaneering International, Inc.*	46,000	1,416,800
RPC, Inc.	130,000	2,381,600
Union Drilling, Inc.*	20,000	220,000
W-H Energy Services, Inc.*	5,000	207,350

		4,225,750

Oil, Gas & Consumable Fuels (1.0%)
Giant Industries, Inc.*	80,000	6,496,000

Total Energy		10,721,750

Financials (4.3%)
Capital Markets (1.6%)
BKF Capital Group, Inc.	45,000	175,500
Epoch Holding Corp.*	28,000	184,800
SWS Group, Inc.	157,000	3,907,730
Waddell & Reed Financial, Inc.	240,000	5,940,000

		10,208,030

Commercial Banks (0.4%)
Sterling Bancorp/New York	126,000	2,477,160

Insurance (2.2%)
Alleghany Corp.*	4,284	1,238,119
Argonaut Group, Inc.*	120,000	3,723,600
CNA Surety Corp.*	147,500	2,979,500
Midland Co.	135,000	5,848,200

		13,789,419

Real Estate Management & Development (0.1%)
Gyrodyne Co. of America, Inc.*	2,000	91,000
Harbor Global Co., Ltd.	70,000	770,700

		861,700

Total Financials		27,336,309

Health Care (5.0%)
Health Care Equipment & Supplies (3.2%)
Align Technology, Inc.*	120,000	1,365,600
AngioDynamics, Inc.*	100,000	2,071,000
Biosite, Inc.*	50,000	2,311,500
Conmed Corp.*	135,000	2,849,850
Edwards Lifesciences Corp.*	78,000	3,634,020
Exactech, Inc.*	115,800	1,581,828
ICU Medical, Inc.*	21,000	$955,080
Inverness Medical Innovations, Inc.*	10,000	347,600
Kensey Nash Corp.*	102,000	2,985,540
Lifecore Biomedical, Inc.*	11,100	156,510
Orthofix International N.V.*	10,000	454,700
Possis Medical, Inc.*	50,000	492,500
Regeneration Technologies, Inc.*	95,000	666,900
Sirona Dental Systems, Inc.	5,000	164,650
Thoratec Corp.*	8,000	124,880
Young Innovations, Inc.	4,000	143,840

		20,305,998

Health Care Providers & Services (1.0%)
Chemed Corp.	95,000	3,064,700
Owens & Minor, Inc.	60,000	1,973,400
PSS World Medical, Inc.*	48,000	959,520

		5,997,620

Health Care Technology (0.1%)
AMICAS, Inc.*	220,000	655,600

Life Sciences Tools & Services (0.5%)
Invitrogen Corp.*	15,000	951,150
Thermo Electron Corp.*	60,000	2,359,800

		3,310,950

Pharmaceuticals (0.2%)
Allergan, Inc.	13,006	1,464,605
TL Administration Corp.*†	85,000	340

		1,464,945

Total Health Care		31,735,113

Industrials (31.9%)
Aerospace & Defense (3.4%)
AAR Corp.*	70,000	1,668,800
Curtiss-Wright Corp.	54,000	1,638,900
EDO Corp.	24,700	565,136
Empresa Brasileira de Aeronautica S.A. (ADR)	4,000	157,080
GenCorp, Inc.*	210,000	2,696,400
Heico Corp.	15,000	514,500
Herley Industries, Inc.*	34,000	420,920
Moog, Inc., Class A*	39,000	1,351,740
Precision Castparts Corp.	194,000	12,253,040

		21,266,516

Air Freight & Logistics (0.5%)
Park-Ohio Holdings Corp.*	245,000	3,378,550

Building Products (0.2%)
Griffon Corp.*	40,000	954,800

Commercial Services & Supplies (5.0%)
ACCO Brands Corp.*	82,000	1,825,320
Adesa, Inc.	260,000	6,008,600
Allied Waste Industries, Inc.*	450,000	5,071,500
Central Parking Corp.	90,000	1,485,000
Covanta Holding Corp.*	196,000	4,219,880
Layne Christensen Co.*	48,000	1,371,360
Nashua Corp.*	103,000	719,970
Republic Services, Inc.	95,000	3,819,950
Rollins, Inc.	350,000	7,388,500

		31,910,080

Construction & Engineering (0.3%)
Xanser Corp.*	365,000	2,135,250

Electrical Equipment (5.7%)
A.O. Smith Corp.	7,000	276,010
A.O. Smith Corp., Class A	8,000	320,000
Acuity Brands, Inc.	50,000	2,270,000
Ametek, Inc.	140,000	6,097,000
Baldor Electric Co.	72,000	2,219,760
Belden CDT, Inc.	76,000	2,905,480

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
C&D Technologies, Inc.	14,000	$99,400
Franklin Electric Co., Inc.	90,000	4,782,600
GrafTech International Ltd.*	208,000	1,214,720
Lamson & Sessions Co.*	80,000	1,905,600
Roper Industries, Inc.	44,000	1,968,560
SL Industries, Inc.*	63,500	1,219,200
Tech/Ops Sevcon, Inc.	50,000	346,000
Thomas & Betts Corp.*	220,000	10,496,200

		36,120,530

Industrial Conglomerates (3.0%)
Sequa Corp., Class A*	100,000	9,386,000
Sequa Corp., Class B*	43,000	4,051,460
Standex International Corp.	56,500	1,575,220
Tredegar Corp.	245,000	4,101,300

		19,113,980

Machinery (11.1%)
Ampco-Pittsburgh Corp.	172,000	5,319,960
Badger Meter, Inc.	53,800	1,355,222
Baldwin Technology Co.*	307,000	1,777,530
Basin Water, Inc.*	16,000	131,040
CIRCOR International, Inc.	100,000	3,055,000
Clarcor, Inc.	365,000	11,128,850
CNH Global N.V.	130,000	3,017,300
Crane Co.	135,000	5,643,000
Donaldson Co., Inc.	40,000	1,476,000
Flowserve Corp.*	183,000	9,257,970
Gorman-Rupp Co.	45,000	1,471,500
Graco, Inc.	122,000	4,765,320
IDEX Corp.	86,000	3,702,300
Mueller Water Products, Inc., Class A*	45,000	657,450
Navistar International Corp.*	100,000	2,582,000
Oshkosh Truck Corp.	12,000	605,640
Robbins & Myers, Inc.	165,000	5,101,800
Tennant Co.	160,000	3,894,400
Watts Water Technologies, Inc., Class A	180,000	5,716,800

		70,659,082

Road & Rail (0.1%)
Avis Budget Group, Inc.	20,000	365,800

Trading Companies & Distributors (2.6%)
GATX Corp.	200,000	8,274,000
Huttig Building Products, Inc.*	44,000	243,320
Industrial Distribution Group, Inc.*	70,000	618,800
Kaman Corp .	414,000	7,456,140
National Patent Development Corp.*	10,000	15,800

		16,608,060

Total Industrials		202,512,648

Information Technology (3.5%)
Communications Equipment (0.3%)
Communications Systems, Inc.	81,200	758,408
Nortel Networks Corp.*	100,000	230,000
Plantronics, Inc.	45,000	788,850

		1,777,258

Computers & Peripherals (0.3%)
Intermec, Inc.*	70,000	1,845,200

Electronic Equipment & Instruments (2.2%)
CTS Corp.	230,000	3,169,400
Gerber Scientific, Inc.*	33,000	494,340
KEMET Corp.*	210,000	1,694,700
Methode Electronics, Inc.	125,000	1,188,750
Park Electrochemical Corp.	130,000	4,118,400
Paxar Corp.*	170,700	3,410,586
Trans-Lux Corp.	5,000	$29,500

		14,105,676

IT Services (0.4%)
Edgewater Technology, Inc.*	310,000	1,767,000
Tyler Technologies, Inc.*	62,000	801,660

		2,568,660

Semiconductors & Semiconductor Equipment (0.1%)
California Micro Devices Corp.*	65,000	331,500
MoSys, Inc.*	48,000	323,040

		654,540

Software (0.2%)
Borland Software Corp.*	85,000	487,050
FalconStor Software, Inc.*	90,000	692,100
GSE Systems, Inc.*	11,323	40,763
OpenTV Corp., Class A*	13,000	37,050

		1,256,963

Total Information Technology		22,208,297

Materials (6.7%)
Chemicals (4.4%)
Arch Chemicals, Inc.	45,000	1,280,250
Chemtura Corp.	255,000	2,210,850
Core Molding Technologies, Inc.*	120,000	828,000
Cytec Industries, Inc.	5,000	277,950
Ferro Corp.	305,000	5,422,900
Hawkins, Inc.	67,600	961,272
Hercules, Inc.*	304,000	4,794,080
MacDermid, Inc.	109,900	3,584,938
Material Sciences Corp.*	150,000	1,494,000
NewMarket Corp.	25,000	1,454,000
Omnova Solutions, Inc.*	340,000	1,421,200
Scotts Miracle-Gro Co., Class A	2,000	88,980
Sensient Technologies Corp.	200,000	3,914,000

		27,732,420

Containers & Packaging (1.8%)
Chesapeake Corp.	5,000	71,550
Greif, Inc., Class A	90,000	7,209,900
Myers Industries, Inc.	250,000	4,250,000

		11,531,450

Metals & Mining (0.4%)
Barrick Gold Corp.	35,000	1,075,200
Kinross Gold Corp.*	28,167	352,651
Novelis, Inc.	55,000	1,407,450

		2,835,301

Paper & Forest Products (0.1%)
Schweitzer-Mauduit
International, Inc.	30,000	569,400

Total Materials		42,668,571

Telecommunication Services (4.5%)
Diversified Telecommunication Services (1.0%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*	504,000	2,429,280
Commonwealth Telephone Enterprises, Inc.	70,000	2,886,100
D&E Communications, Inc.	66,000	832,260
Windstream Corp.	30,000	395,700

		6,543,682

Wireless Telecommunication Services (3.5%)
ALLTEL Corp.	33,000	1,831,500
Centennial Communications Corp.	40,000	213,200
Price Communications Corp.*	200,000	3,860,000
Rogers Communications, Inc., Class B	140,000	7,681,800
Rural Cellular Corp., Class A*	55,000	529,650
U.S. Cellular Corp.*	66,000	3,940,200

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Vimpel-Communications (ADR)*	66,000	$3,998,940

		22,055,290

Total Telecommunication Services		28,598,972

Utilities (4.0%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.*	30,000	1,205,100
Duquesne Light Holdings, Inc.	190,000	3,735,400
El Paso Electric Co.*	140,000	3,127,600
Westar Energy, Inc.	200,000	4,702,000

		12,770,100

Gas Utilities (1.0%)
AGL Resources, Inc.	5,000	182,500
ONEOK, Inc.	80,000	3,023,200
SEMCO Energy, Inc.*	105,000	592,200
Southwest Gas Corp.	69,500	2,315,740

		6,113,640

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	25,000	509,750

Multi-Utilities (0.8%)
Aquila, Inc.*	650,000	2,814,500
CH Energy Group, Inc.	46,000	2,367,620

		5,182,120

Water Utilities (0.1%)
SJW Corp.	23,200	693,912

Total Utilities		25,269,522

Total Common Stocks (90.1%) (Cost $419,611,342)		572,733,044

	Principal Amount
SHORT TERM INVESTMENTS:
Government Securities (6.2%)
U.S. Treasury Bills
4.71%, 12/28/06 (p)	$20,000,000	$19,769,640
4.88%, 3/29/07 (p)	20,000,000	19,523,360

Total Government Securities		39,293,000

Time Deposit (3.8%)
JPMorgan Chase Nassau 4.78%, 10/2/06	24,377,968	24,377,968

Total Short-Term Investments (10.0%) (Cost/Amortized Cost $63,668,151)		63,670,968

Total Investments (100.1%) (Cost/Amortized Cost $483,279,493)		636,404,012
Other Assets Less Liabilities (-0.1%)		(724,465)

Net Assets (100%)		$635,679,547

*	Non-income producing.

†	Securities (totaling $682 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/ (Loss)
Earl Scheib, Inc.	$1,050,000	$—	$—	$1,008,000	$—	$—
Oil-Dri Corp. of America	4,231,200	—	164,763	4,327,219	90,780	67,213

	$5,281,200			$5,335,219	$90,780	$67,213

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$100,574,555
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$88,537,969

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,475,860
Aggregate gross unrealized depreciation	(41,510,863)

Net unrealized appreciation	$148,964,997

Federal income tax cost of investments	$487,439,015

For the nine months ended September 30, 2006, the Portfolio incurred approximately $125,649 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Financials (4.4%)
Capital Markets (4.4%)
Private Export Funding Corp.
5.750%, 1/15/08	$1,000,000	$1,008,359
3.400%, 2/15/08	3,000,000	2,935,506

Total Financials		3,943,865

Government Securities (92.1%)
Agency ABS (2.1%)
Federal National Mortgage Association
5.470%, 3/25/33 (l)	197,413	197,437
Small Business Administration
4.754%, 8/10/14	1,753,871	1,706,105

		1,903,542

Agency CMO (3.0%)
Government National Mortgage Association
4.201%, 8/16/26	860,409	839,491
4.241%, 7/16/29	1,966,442	1,921,532

		2,761,023

U.S. Government Agencies (63.7%)
Federal Home Loan Bank
5.000%, 9/18/09	1,405,000	1,408,754
4.375%, 3/17/10	5,500,000	5,402,199
4.500%, 9/16/13	2,100,000	2,043,752
Federal Home Loan Mortgage Corp.
4.375%, 11/16/07	2,590,000	2,569,542
4.500%, 1/15/13	1,880,000	1,835,049
4.500%, 1/15/14	2,000,000	1,943,828
5.000%, 7/15/14	4,000,000	4,007,904
5.500%, 2/1/32	1,863,792	1,845,946
4.006%, 6/1/34 (l)	3,020,608	2,943,953
4.188%, 10/1/34 (l)	3,581,679	3,489,381
Federal National Mortgage Association
3.250%, 11/15/07	5,000,000	4,900,170
4.531%, 5/1/33 (l)	1,916,506	1,875,717
4.484%, 5/1/34 (l)	1,941,294	1,912,554
3.701%, 6/1/34 (l)	2,035,871	2,034,016
4.784%, 10/1/34 (l)	1,385,131	1,372,453
4.247%, 12/1/34 (l)	2,767,587	2,751,735
4.903%, 6/1/35 (l)	1,884,863	1,860,785
Government National Mortgage Association
7.500%, 10/15/24	4,620	4,814
7.000%, 9/20/28	70,599	72,652
6.000%, 12/15/31	1,893,865	1,919,826
Overseas Private Investment Corp.
5.140%, 8/15/07	1,043,387	1,043,387
7.050%, 11/15/13	1,553,572	1,620,997
Small Business Administration
5.886%, 9/1/11	536,396	547,220
5.136%, 8/10/13	3,590,555	3,584,681
Tennessee Valley Authority
5.375%, 11/13/08	2,000,000	2,015,952
6.000%, 3/15/13	$1,000,000	$1,056,814
4.750%, 8/1/13	2,000,000	1,972,502

		58,036,583

U.S. Treasuries (23.3%)
U.S. Treasury Notes
4.875%, 4/30/08	6,545,000	6,554,458
4.000%, 4/15/10	2,285,000	2,240,995
5.000%, 2/15/11	800,000	814,156
4.000%, 11/15/12	425,000	411,652
4.250%, 8/15/14	2,425,000	2,366,174
4.250%, 8/15/15	5,460,000	5,311,341
5.125%, 5/15/16	3,340,000	3,464,729

		21,163,505

Total Government Securities		83,864,653

Industrials (2.5%)
Machinery (2.5%)
Petrodrill Four Ltd.
4.240%, 1/15/16	2,375,026	2,289,169

Total Industrials		2,289,169

Total Long-Term Debt Securities (99.0%) (Cost $90,672,315)		90,097,687

SHORT-TERM DEBT SECURITIES:
Government Security (0.4%)
Federal Home Loan Mortgage Corp.
4.75%, 10/2/06 (o)(p)	380,000	379,899

Time Deposit (0.0%)
JPMorgan Chase Nassau 4.78%, 10/2/06	3,540	3,540

Total Short-Term Debt Securities (0.4%) (Cost/Amortized Cost $383,490)		383,439

Total Investments (99.4%) (Cost/Amortized Cost $91,055,805)		90,481,126
Other Assets Less Liabilities (0.6%)		571,747

Net Assets (100%)		$91,052,873

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ABS — Asset Backed Security

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,120,326
U.S. Government securities	25,676,008

$47,796,334

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$28,469,784
U.S. Government securities	33,946,820

$62,416,604

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,081
Aggregate gross unrealized depreciation	(1,079,760)

Net unrealized depreciation	$(574,679)

Federal income tax cost of investments	$91,055,805

The Portfolio has a net capital loss carryforward of $132,330 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
BHP Billiton Ltd.	161,790	$3,094,457

Austria (2.8%)
Erste Bank der Oesterreichischen Sparkassen AG	23,190	1,442,358
Raiffeisen International Bank Holding AG	10,730	1,141,747
Wienerberger AG	22,010	1,038,294

		3,622,399

Bermuda (0.7%)
Orient-Express Hotels Ltd.	23,510	878,804

Brazil (2.8%)
Aracruz Celulose S.A. (ADR)	14,210	707,231
CSU Cardsystem S.A.*	47,690	285,569
Petroleo Brasileiro S.A. (ADR)	15,030	1,259,965
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	18,580	1,374,920

		3,627,685

Canada (1.9%)
Talisman Energy, Inc.	68,870	1,125,970
TELUS Corp.	24,870	1,402,163

		2,528,133

China (0.0%)
China Merchants Bank Co., Ltd., Class H*	12,500	17,614

Cyprus (0.6%)
Bank of Cyprus Public Co., Ltd.	73,950	751,283

Czech Republic (1.0%)
CEZ A/S	35,400	1,252,813

France (12.5%)
Air Liquide	8,964	1,827,043
Groupe Danone	9,440	1,323,763
L’Oreal S.A.	6,290	638,225
LVMH Moet Hennessy Louis Vuitton S.A.	33,250	3,422,203
PagesJaunes Groupe S.A.	49,760	1,411,950
Pernod-Ricard S.A.	6,920	1,438,485
Schneider Electric S.A.	11,680	1,301,276
Societe Generale	8,990	1,429,204
Total S.A.	54,280	3,558,287

		16,350,436

Germany (3.8%)
Bayer AG	28,020	1,426,872
Continental AG	9,165	1,061,596
SAP AG	6,610	1,309,571
Wacker Chemie AG*	9,720	1,142,628

		4,940,667

Hong Kong (4.1%)
China Mobile Ltd.	202,000	1,427,072
CNOOC Ltd.	1,461,000	1,214,961
Esprit Holdings Ltd.	131,500	1,199,021
Li & Fung Ltd.	632,000	1,570,217

		5,411,271

India (0.3%)
Reliance Capital Ventures Ltd.*	21,130	18,496
Reliance Communication Ventures Ltd.*†	21,130	319,879
Reliance Energy Ventures Ltd.*†	21,130	29,593
Reliance Natural Resources Ltd.*†	21,130	$20,581

		388,549

Israel (0.5%)
Nice Systems Ltd. (ADR)*	25,730	711,949

Italy (3.0%)
Assicurazioni Generali S.p.A.	31,990	1,195,438
Finmeccanica S.p.A.	46,000	1,026,143
UniCredito Italiano S.p.A.	202,600	1,679,732

		3,901,313

Japan (13.1%)
Aeon Credit Service Co., Ltd.	45,300	1,083,916
Astellas Pharma, Inc.	25,400	1,021,895
Canon, Inc.	26,100	1,361,758
Capcom Co., Ltd.	57,300	832,819
Fanuc Ltd.	15,900	1,241,672
Hirose Electric Co., Ltd.	7,800	1,033,922
Kao Corp.	46,000	1,227,290
Keyence Corp.	4,500	1,036,717
Konami Corp.	23,000	584,424
Namco Bandai Holdings, Inc.	38,800	610,271
Nippon Electric Glass Co., Ltd.	43,000	948,757
Nishimatsuya Chain Co., Ltd.	36,400	687,519
Nitto Denko Corp.	16,000	948,630
ORIX Corp.	2,460	680,295
Sumitomo Mitsui Financial Group, Inc.	124	1,302,333
Toyota Industries Corp.	40,200	1,705,857
Ushio, Inc.	40,000	862,237

		17,170,312

Mexico (3.9%)
Cemex S.A.B. de C.V. (Sponsored ADR)*	46,658	1,403,473
Grupo Televisa S.A. (ADR)	104,910	2,230,386
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	347,640	1,406,522

		5,040,381

Netherlands (1.6%)
Koninklijke Philips Electronics N.V.	58,930	2,065,553

Norway (2.5%)
Aker Kvaerner ASA	10,590	942,250
Norsk Hydro ASA	45,800	1,024,039
Telenor ASA	104,390	1,362,796

		3,329,085

Singapore (1.4%)
Singapore Exchange Ltd.	273,000	764,070
Singapore Telecommunications Ltd.	728,150	1,119,948

		1,884,018

South Africa (0.6%)
ABSA Group Ltd.	65,420	837,946

South Korea (3.4%)
Amorepacific Corp.*	2,438	1,133,354
Samsung Electronics Co., Ltd.	4,720	3,311,231

		4,444,585

Spain (1.6%)
Antena 3 de Television S.A.	38,380	784,206
Inditex S.A.	27,780	1,293,596

		2,077,802

Sweden (1.2%)
KappAhl Holding AB	98,300	724,318

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson, Class B	236,540	$819,823

		1,544,141

Switzerland (9.9%)
Actelion Ltd. (Registered)*	9,780	1,399,204
Julius Baer Holding AG (Registered)	14,935	1,487,604
Nestle S.A. (Registered)	7,171	2,493,366
Roche Holding AG	18,890	3,256,923
Straumann Holding AG (Registered)	3,450	740,789
Synthes, Inc.	7,830	867,953
UBS AG (Registered)	45,588	2,719,393

		12,965,232

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	149,726	1,437,370

United Kingdom (16.6%)
Anglo American plc	31,560	1,316,410
CSR plc*	49,600	781,042
GlaxoSmithKline plc	145,950	3,876,762
HSBC Holdings plc	169,570	3,086,713
Intertek Group plc	64,050	933,210
Ladbrokes plc	134,957	980,642
Reckitt Benckiser plc	53,110	2,196,440
Smith & Nephew plc	99,910	916,805
Standard Chartered plc	50,920	1,301,188
Tesco plc	412,900	2,776,597
William Hill plc	83,950	1,009,101
WPP Group plc	198,730	2,457,462

		21,632,372

United States (1.0%)
Aflac, Inc.	29,600	1,354,496

Total Common Stocks (94.3%) (Cost $111,560,224)		123,260,666

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (4.7%)
Falcon Asset Securitization Co. LLC 5.36%, 10/2/06 (n)(p)	$851,000	850,747
Jupiter Securization Corp. LLC 5.36%, 10/2/06 (n)(p)	$5,224,000	$5,222,445

Total Commercial Paper		6,073,192

Time Deposit (0.0%)
JPMorgan Chase Nassau 4.78%, 10/2/06	8,155	8,155

Total Short-Term Investments (4.7%) (Cost/Amortized Cost $ 6,082,250)		6,081,347

Total Investments (99.0%) (Cost/Amortized Cost $ 117,642,474)		129,342,013
Other Assets Less Liabilities (1.0%)		1,306,454

Net Assets (100%)		$130,648,467

*	Non-income producing.

†	Securities (totaling $370,053 or 0.28% of net assets) valued at fair value.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	18.4%
Consumer Staples	11.2
Energy	7.0
Financials	18.1
Health Care	9.2
Industrials	4.9
Information Technology	11.1
Materials	9.1
Telecommunication Services	4.3
Utilities	1.0
Cash and Other	5.7

100.0%

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$105,969,154
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$64,600,097

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,633,993
Aggregate gross unrealized depreciation	(941,953)

Net unrealized appreciation	$11,692,040

Federal income tax cost of investments	$117,649,973

The Portfolio has a net capital loss carryforward of $16,953,699 of which $2,852,902 expires in the year 2008, $7,782,514 expires in the year 2009 and $6,318,283 expires in the year 2010.

Included in the capital loss carryforward above are $242,020 of losses acquired from Enterprise Accumulation Trust Worldwide Growth Portfolio and Enterprise Accumulation Trust Emerging Countries Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforward may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Hotels, Restaurants & Leisure (4.2%)
MGM MIRAGE*^	168,930	$6,671,045
Starbucks Corp.*	234,995	8,001,580

		14,672,625

Internet & Catalog Retail (1.9%)
IAC/InterActiveCorp.*^	233,573	6,717,560

Media (1.8%)
Comcast Corp., Special Class A*	172,130	6,336,105

Multiline Retail (1.7%)
Nordstrom, Inc.	135,645	5,737,784

Specialty Retail (1.6%)
Home Depot, Inc.	44,335	1,608,030
Staples, Inc.	157,387	3,829,226

		5,437,256

Total Consumer Discretionary		38,901,330

Consumer Staples (7.0%)
Beverages (1.3%)
PepsiCo, Inc.	69,380	4,527,739

Food & Staples Retailing (3.6%)
Sysco Corp.	218,455	7,307,319
Whole Foods Market, Inc.	85,500	5,081,265

		12,388,584

Household Products (2.1%)
Procter & Gamble Co.	118,645	7,353,617

Total Consumer Staples		24,269,940

Energy (7.2%)
Energy Equipment & Services (0.9%)
Halliburton Co.	106,805	3,038,602

Oil, Gas & Consumable Fuels (6.3%)
EOG Resources, Inc.	124,765	8,115,963
Exxon Mobil Corp.	25,555	1,714,741
Occidental Petroleum Corp.	133,630	6,428,939
Valero Energy Corp.	112,270	5,778,537

		22,038,180

Total Energy		25,076,782

Financials (13.0%)
Capital Markets (6.1%)
Merrill Lynch & Co., Inc.	133,775	10,463,881
optionsXpress Holdings, Inc.^	168,280	4,691,646
UBS AG (Registered)	99,370	5,893,635

		21,049,162

Consumer Finance (3.7%)
American Express Co.	229,350	12,861,948

Thrifts & Mortgage Finance (3.2%)
Fannie Mae	197,165	11,023,495

Total Financials		44,934,605

Health Care (24.3%)
Biotechnology (9.6%)
Amgen, Inc.*	179,380	12,831,051
Celgene Corp.*	98,220	4,252,926
Genentech, Inc.*	85,115	7,039,011
Gilead Sciences, Inc.*	130,740	8,981,838

		33,104,826

Health Care Equipment & Supplies (2.2%)
Alcon, Inc.	26,645	3,050,852
Zimmer Holdings, Inc.*	68,030	4,592,025

		7,642,877

Health Care Providers & Services (6.2%)
Caremark Rx, Inc.	96,615	$5,475,172
Coventry Health Care, Inc.*	202,535	10,434,603
UnitedHealth Group, Inc.	112,345	5,527,374

		21,437,149

Pharmaceuticals (6.3%)
Eli Lilly & Co.	58,660	3,343,620
Johnson & Johnson	100,225	6,508,611
Pfizer, Inc.	214,510	6,083,504
Sanofi-Aventis (ADR)	129,980	5,780,211

		21,715,946

Total Health Care		83,900,798

Industrials (5.7%)
Air Freight & Logistics (1.5%)
FedEx Corp.	47,045	5,112,851

Industrial Conglomerates (4.2%)
General Electric Co.	411,565	14,528,244

Total Industrials		19,641,095

Information Technology (27.8%)
Communications Equipment (7.1%)
Corning, Inc.*	214,205	5,228,744
Motorola, Inc.	91,245	2,281,125
QUALCOMM, Inc.	258,335	9,390,477
Research In Motion Ltd.*^	74,950	7,694,367

		24,594,713

Computers & Peripherals (6.6%)
Apple Computer, Inc.*	94,910	7,310,917
EMC Corp.*	452,275	5,418,254
Hewlett-Packard Co.	126,775	4,651,375
SanDisk Corp.*	104,170	5,577,262

		22,957,808

Internet Software & Services (4.3%)
Google, Inc., Class A*	11,270	4,529,413
Yahoo!, Inc.*	410,880	10,387,047

		14,916,460

Semiconductors & Semiconductor Equipment (7.0%)
Advanced Micro Devices, Inc.*	229,825	5,711,151
Samsung Electronics Co., Ltd. (GDR)^§	30,345	10,643,994
Texas Instruments, Inc.	231,375	7,693,219

		24,048,364

Software (2.8%)
Adobe Systems, Inc.*	133,350	4,993,958
SAP AG (Sponsored ADR)^	91,640	4,536,180

		9,530,138

Total Information Technology		96,047,483

Utilities (1.4%)
Independent Power Producers & Energy Traders (1.4%)
TXU Corp.	78,415	4,902,506

Total Utilities		4,902,506

Total Common Stocks (97.6%) (Cost $302,292,955)		337,674,539

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.5%)
Prudential Funding LLC
5.34%, 10/2/06	$8,500,000	8,497,478

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (5.8%)
Nomura Securities Co., Ltd.
5.43%, 10/2/06	$18,584,437	$18,584,437
Wachovia Bank N.A
5.37%, 6/27/08 (l)	1,499,748	1,499,748

Total Short-Term Investments of Cash Collateral for Securities Loaned		20,084,185

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	30,299	30,299

Total Short-Term Investments (8.3%) (Cost/Amortized Cost $28,613,222)		28,611,962

Total Investments (105.9%) (Cost/Amortized Cost $330,906,177)		366,286,501
Other Assets Less Liabilities (-5.9%)		(20,535,122)

Net Assets (100%)		$345,751,379

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $10,643,994 or 3.08% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$192,084,261
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$196,763,239

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,211,692
Aggregate gross unrealized depreciation	(7,795,124)

Net unrealized appreciation	$34,416,568

Federal income tax cost of investments	$331,869,933

At September 30, 2006, the Portfolio had loaned securities with a total value of $19,713,916. This was secured by collateral of $20,084,185 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $36,296,662 of which $18,005,293 expires in the year 2010 and $18,291,369 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (39.3%)
Asset-Backed Securities (15.8%)
American Express Credit Account Master Trust, Series 02-1 A
5.440%, 9/15/09 (l)	$3,335,000	$3,336,661
Series 04-C C
5.830%, 2/15/12 § (l)	2,588,993	2,594,794
AmeriCredit Automobile Receivables Trust, Series 03-DM A4
2.840%, 8/6/10	1,667,137	1,643,698
Series 04-BM A4
2.670%, 3/7/11	3,555,000	3,489,071
Series 04-DF A3
2.980%, 7/6/09	944,149	935,683
Asset Backed Funding Certificates, Series 05-HE1 M2
5.770%, 2/25/35 (l)	1,625,000	1,633,894
Series 05-HE1 M3
5.820%, 2/25/35 (l)	1,625,000	1,631,050
Series 05-OPT1 M2
5.880%, 7/25/35 (l)	1,000,000	1,005,018
Series 05-WF1 A2B
5.510%, 1/25/35 (l)	1,802,574	1,804,243
Series 05-WMC1 A2C
5.610%, 6/25/35 (l)	3,000,000	3,002,990
Bank of America Credit Card Trust, Series 06-C4 C4
5.560%, 11/15/11 (l)	2,500,000	2,498,120
Bear Stearns Asset Backed Securities, Inc., Series 05-HE3 M1
5.760%, 3/25/35 (l)	2,125,000	2,134,722
Capital Auto Receivables Asset Trust, Series 06-1 A2A
5.030%, 9/15/08	4,639,210	4,631,421
Capital One Auto Finance Trust, Series 03-B A4
3.180%, 9/15/10	1,279,439	1,261,916
Series 04-A A4
5.430%, 3/15/11 (l)	3,000,000	3,000,934
Series 04-B A3
2.960%, 4/15/09	1,680,544	1,674,192
Series 05-D A3
4.810%, 3/15/10	10,000,000	9,952,467
Series 06-B A2
5.530%, 5/15/09	7,000,000	7,008,987
Capital One Multi-Asset Execution Trust, Series 03-A
6.449%, 12/15/10 § (l)	10,240,000	10,396,840
Series 03-A4 A4
3.650%, 7/15/11	1,590,000	1,549,117
Carss Finance LP, Series 04-A B1
5.610%, 1/15/11 § (l)	310,626	310,747
Series 04-A B2
6.280%, 1/15/11 § (l)	140,865	141,406
Centex Home Equity, Series 05-B AV3
5.500%, 3/25/35 (l)	2,848,280	2,849,452
Citigroup Mortgage Loan Trust, Inc., Series 03-HE3 A
5.710%, 12/25/33 (l)	1,760,549	1,767,792
Series 05-OPT1 A1B
5.540%, 2/25/35 (l)	3,091,354	3,093,619
CNH Equipment Trust, Series 04-A A3A
5.400%, 10/15/08 (l)	1,135,161	1,135,442
Series 05-B A3
4.270%, 1/15/10	$3,110,000	$3,070,028
COMED Transitional Funding Trust, Series 98-1 A6
5.630%, 6/25/09	796,289	796,935
Countrywide Asset-Backed Certificates, Series 03-5 MF1
5.413%, 1/25/34	2,170,000	2,153,092
Series 04-1 3A
5.610%, 4/25/34 (l)	158,949	159,033
Series 04-1 M1
5.830%, 3/25/34 (l)	1,570,000	1,577,893
Series 04-1 M2
5.880%, 3/25/34 (l)	1,190,000	1,195,753
Series 04-BC1 A1
5.560%, 4/25/34 (l)	534,138	534,139
Countrywide Home Equity Loan Trust, Series 04-I A
5.620%, 2/15/34 (l)	2,719,745	2,727,677
Series 04-K 2A
5.630%, 2/15/34 (l)	994,017	995,991
Series 05-B 2A
5.510%, 5/15/35 (l)	1,138,364	1,138,909
Daimler Chrysler Auto Trust, Series 06-C A2
5.250%, 5/8/09	4,900,000	4,899,978
First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF2 M2
5.770%, 3/25/35 (l)	400,000	401,725
Series 05-FF5 M1
5.780%, 3/25/35 (l)	1,500,000	1,508,509
Ford Credit Auto Owner Trust, Series 06-B A2A
5.420%, 7/15/09	8,000,000	8,009,486
GE Equipment Small Ticket LLC, Series 05-1A A3
4.380%, 7/22/09 §	2,000,000	1,982,678
GMAC Mortgage Corp. Loan Trust, Series 04-HE1 A2
5.430%, 6/25/34 (l)	1,500,000	1,500,370
Gracechurch Card Funding plc, Series 7A
5.350%, 11/16/09 (l)	4,600,000	4,602,157
GSAMP Trust, Series 04-OPT A1
5.663%, 11/25/34 (l)	939,306	941,212
Series 05-WMC2 A2A
5.440%, 11/25/35 (l)	3,788,188	3,788,646
Series 05-WMC2 M1
5.760%, 11/25/35 (l)	2,000,000	2,005,236
Harley-Davidson Motorcycle Trust, Series 06-2 A2
5.350%, 3/15/13	12,500,000	12,593,282
Home Equity Asset Trust, Series 05-8 M2
5.780%, 2/25/36 (l)	3,325,000	3,342,149
Series 05-9 M1
5.740%, 4/25/36 (l)	1,250,000	1,255,350
Series 05-9 M2
5.770%, 4/25/36 (l)	750,000	753,240
Series 06-1 M2
5.790%, 4/25/36 (l)	1,500,000	1,505,573
Household Mortgage Loan Trust, Series 04-HC1 A
5.680%, 2/20/34 (l)	596,926	597,000

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman XS Trust, Series 05-7N 1A1A
5.600%, 11/25/35 (l)	$3,198,892	$3,214,650
Series 06-12N A1A1
5.410%, 8/25/46 (l)	14,658,542	14,661,837
Long Beach Mortgage Loan Trust, Series 03-4 M1
6.010%, 8/25/33 (l)	5,500,000	5,519,084
Series 04-1 A3
5.624%, 2/25/34 (l)	183,666	183,708
Series 04-1 M1
5.830%, 2/25/34 (l)	2,200,000	2,205,401
Series 04-1 M2
5.880%, 2/25/34 (l)	1,475,000	1,478,724
Series 04-3 A3
5.590%, 7/25/34 (l)	94,246	94,256
Series 04-3 M1
5.900%, 7/25/34 (l)	1,750,000	1,765,154
Series 04-4 2A1
5.690%, 10/25/34 (l)	269,358	269,506
MASTR Asset Backed Securities Trust, Series 05-NC1 A4
5.560%, 12/25/34 (l)	1,586,485	1,587,426
Series 05-OPT1 M2
5.750%, 3/25/35 (l)	1,823,000	1,825,507
MBNA Credit Card Master Note Trust, Series 01-C2 C2
6.480%, 12/15/10 § (l)	3,725,000	3,789,397
Metris Master Trust, Series 04-1 A
5.610%, 4/20/11 (l)	3,100,000	3,104,654
New Century Home Equity Loan Trust, Series 05-1 A2B
5.550%, 3/25/35 (l)	1,800,000	1,801,137
Series 05-1 M1
5.780%, 3/25/35 (l)	2,000,000	2,008,163
Series 05-2 A2B
5.510%, 6/25/35 (l)	2,200,000	2,201,212
Nissan Auto Receivables Owner Trust, Series 06-A A2
4.800%, 6/16/08	3,000,000	2,991,430
Onyx Acceptance Auto Trust, Series 05-A A4
3.910%, 9/15/11	5,500,000	5,395,643
Option One Mortgage Loan Trust, Series 03-1 A2
5.750%, 2/25/33 (l)	458,576	459,247
Series 03-5 A2
5.650%, 8/25/33 (l)	255,326	255,945
Series 04-1 M1
5.930%, 1/25/34 (l)	4,700,000	4,717,149
Series 05-2 M1
5.770%, 5/25/35 (l)	1,700,000	1,707,007
PECO Energy Transition Trust, Series 00-A A3
7.625%, 3/1/10^	1,300,000	1,372,952
PSE&G Transition Funding LLC, Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,193,767
Residential Asset Mortgage Products, Inc., Series 06-RS1 AI2
5.560%, 1/25/36 (l)	3,000,000	3,004,886
Residential Asset Securities Corp., Series 02-KS4 AIIB
5.580%, 7/25/32 (l)	240,776	240,843
Series 03-KS9 A2B
5.650%, 11/25/33 (l)	568,654	569,536
Series 05-AHL2 M1
5.750%, 10/25/35 (l)	$1,750,000	$1,757,181
Series 05-KS10 M1
5.740%, 11/25/35 (l)	1,274,000	1,279,133
Series 05-KS11 M1
5.730%, 12/25/35 (l)	2,000,000	2,008,285
Series 05-KS11 M2
5.750%, 12/25/35 (l)	1,250,000	1,253,337
SLM Student Loan Trust, Series 03-11 A5
2.990%, 12/15/22 §	420,000	416,375
Series 05-4 A1
5.495%, 10/26/15 (l)	1,022,678	1,023,013
Triad Auto Receivables Owner Trust, Series 03-B A4
3.200%, 12/13/10	1,893,036	1,859,687
Volkswagen Auto Lease Trust, Series 04-A A3
2.840%, 7/20/07	121,394	121,238
Series 06-A A3
5.500%, 9/21/09	11,000,000	11,074,093
Wachovia Asset Securitization, Inc., Series 02-HE2 A
5.760%, 12/25/32 (l)	749,401	750,435
Series 03-HE3 A
5.580%, 11/25/33 (l)	2,625,007	2,631,614
WFS Financial Owner Trust, Series 03-4 A4
3.150%, 5/20/11	1,533,690	1,511,754

		233,824,683

Non-Agency CMO (23.5%)
Adjustable Rate Mortgage Trust, Series 04-1 9A2
5.730%, 1/25/35 (l)	1,432,458	1,435,509
Series 05-4 7A2
5.560%, 8/25/35 (l)	934,228	937,903
Series 05-5 6A21
5.560%, 9/25/35 (l)	4,100,522	4,100,617
Series 05-6A 2A1
5.640%, 11/25/35 (l)	1,713,581	1,718,427
Series 06-2 6A1
5.500%, 5/25/36 (l)	4,283,860	4,281,049
Banc of America Mortgage Securities, Series 02-K 1A1
6.399%, 10/20/32 (l)	160,289	161,257
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,267,361
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,513,060
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,910,719
Centre Reinsurance, Series 00-ZC2 A4A
6.699%, 8/10/14 §	2,493,903	2,532,709
Citicorp Mortgage Securities, Inc., Series 03-11 2A1
5.500%, 12/25/33	2,772,803	2,736,444
Citigroup Commercial Mortgage Trust, Series 06-C4 A3
5.911%, 3/15/49 (l)	4,735,000	4,882,754
Citigroup Mortgage Loan Trust, Inc. Series 06-WF2 A2A
5.906%, 5/25/36 (e)	2,524,939	2,519,707

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup/Deutsche Bank
Commercial Mortgage Trust, Series 05-CD1 A4
5.400%, 7/15/44^ (l)	$5,775,000	$5,755,482
Countrywide Alternative Loan Trust, Series 04-28CB 3A1
6.000%, 1/25/35	8,822,814	8,800,762
Series 05-51 1A1
5.650%, 11/20/35 (l)	4,082,847	4,101,537
Series 06-12CB A6
6.000%, 5/25/36	8,408,190	8,386,956
Series 06-23CB 2A1
6.500%, 8/25/36	10,590,603	10,666,524
Series 06-31CB A15
6.000%, 11/25/36	9,100,000	9,036,016
Series 06-J5 1A1
6.500%, 9/25/36	15,097,582	15,263,727
Series 06-OA2 A1
5.540%, 5/20/46 (l)	6,564,167	6,576,746
Credit Suisse Mortgage Capital Certificates, Series 06-C1 A3
5.711%, 2/15/39 (l)	7,500,000	7,615,747
Series 06-C3 A3
6.022%, 6/15/38 (l)	7,100,000	7,380,495
CS First Boston Mortgage Securities Corp., Series 01-CK1 A3
6.380%, 12/18/35	4,330,000	4,506,561
Series 01-CP4 A4
6.180%, 12/15/35	5,325,000	5,530,810
Series 03-C4 A4
5.137%, 8/15/36^	5,870,000	5,822,203
First Union - Lehman Brothers - Bank of America, Series 98-C2 A2
6.560%, 11/18/35	1,489,841	1,510,276
GE Capital Commercial Mortgage Corp., Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,889,849
Granite Master Issuer plc, Series 05-1 A3
5.470%, 12/20/24 (l)	2,500,000	2,501,275
Granite Mortgages plc, Series 04-3 1A3
5.490%, 9/20/44 (l)	1,455,226	1,455,284
Greenpoint Mortgage Funding Trust, Series 05-AR 4A1A
5.640%, 10/25/45 (l)	7,413,486	7,445,292
GSMPS Mortgage Loan Trust, Series 05-RP1 1AF
5.680%, 1/25/35 § (l)	8,217,448	8,250,175
Harborview Mortgage Loan Trust, Series 05-3 2A1A
5.570%, 6/19/35 (l)	10,499,588	10,525,682
Series 05-8 1A2A
5.660%, 9/19/35 (l)	4,886,532	4,902,723
Series 05-9 2A1A
5.670%, 6/20/35 (l)	4,257,664	4,272,660
Indymac Index Mortgage Loan Trust, Series 04-AR7 A1
5.770%, 9/25/34 (l)	3,326,279	3,355,403
Series 05-AR14 2A1A
5.630%, 8/25/35 (l)	6,070,961	6,096,664
LB-UBS Commercial Mortgage Trust, Series 05-C1 A4
4.742%, 2/15/30	9,250,000	8,896,396
Series 06-C4 A4
6.098%, 6/15/38 (l)	3,360,000	3,515,436
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 06-LLFA A4
5.450%, 9/15/21 § (l)	$5,400,000	$5,400,050
Lehman Mortgage Trust, Series 05-3 2A3
5.500%, 1/25/36	6,135,000	6,139,240
Medallion Trust, Series 04-1G A1
5.530%, 5/25/35 (l)	1,617,142	1,619,687
Merrill Lynch Mortgage Trust, Series 06-C1 A4
5.844%, 5/12/39 (l)	2,140,000	2,201,072
Morgan Stanley Capital I, Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	968,805
Series 04-T13 A2
3.940%, 9/13/45	1,250,000	1,206,086
Series 05-IQ9 A5
4.700%, 7/15/56 (l)	7,225,000	6,924,639
Morgan Stanley Dean Witter Capital I, Series 03-HQ2 A2
4.920%, 3/12/35^	3,120,000	3,059,025
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	2,690,000	2,735,134
Permanent Financing plc, Series 4-2A
5.460%, 3/10/09 (l)	5,000,000	5,000,324
RESI Finance LP, Series 03-C B3
6.730%, 9/10/35 § (l)	10,002,206	10,176,478
Series 03-C B4
6.930%, 9/10/35 § (l)	1,673,409	1,730,105
Series 03-D B3
6.630%, 12/10/35 § (l)	6,045,160	6,064,702
Series 03-D B4
6.830%, 12/10/35 § (l)	1,822,089	1,827,920
Series 05-A B3
5.910%, 3/10/37 § (l)	3,546,398	3,572,996
Series 05-A B4
6.010%, 3/10/37 § (l)	1,159,305	1,169,087
Series 05-B B3
5.910%, 6/10/37 § (l)	975,483	982,800
Series 05-B B4
6.000%, 6/10/37 § (l)	1,707,096	1,720,433
Series 05-D B4
6.030%, 12/15/37 § (l)	2,463,920	2,473,704
Residential Accredit Loans, Inc.,
Series 05-QO4 2A1
5.604%, 12/25/45 (l)	4,424,192	4,440,931
Series 06-QS11 1A1
6.500%, 8/25/36	12,277,087	12,361,492
Series 06-QS6 1A2
6.000%, 6/25/36	6,649,576	6,638,496
Residential Asset Securitization Trust, Series 06-A2 A3
6.000%, 5/25/36	6,855,295	6,843,938
Structured Asset Mortgage Investments, Inc., Series 05-AR2 2A1
5.560%, 5/25/45 (l)	1,886,151	1,891,301
Series 06-AR1 3A1
5.560%, 2/25/36 (l)	2,373,304	2,375,579
Wachovia Bank Commercial Mortgage Trust, Series 02-C2 A4
4.980%, 11/15/34	8,545,000	8,430,678
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	6,077,234

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-C26 A3
6.011%, 6/15/45 (l)	$4,680,000	$4,902,629
Washington Mutual Alternative Loan Trust Mortgage Pass-Through Certificates, Series 06-5 2CB1
6.000%, 7/25/36	8,089,242	8,068,350
Washington Mutual, Inc., Series 05-AR1 A2A1
5.670%, 1/25/45 (l)	2,102,220	2,105,004
Series 05-AR15 A1A1
5.590%, 11/25/45 (l)	4,450,080	4,465,146
Series 05-AR17 A1A1
5.600%, 12/25/45 (l)	4,207,288	4,222,176
Series 05-AR2 2A21
5.660%, 1/25/45 (l)	2,142,864	2,149,792
Series 05-AR9 A1A
5.650%, 7/25/45 (l)	7,786,865	7,807,271

		347,810,501

Total Asset-Backed and Mortgage-Backed Securities		581,635,184

Consumer Discretionary (3.2%)
Automobiles (1.2%)
DaimlerChrysler N.A. Holding Corp.
6.019%, 10/31/08 (l)	7,934,000	7,965,085
5.875%, 3/15/11	10,425,000	10,438,699

		18,403,784

Media (2.0%)
Comcast Corp.
5.800%, 7/14/09 (l)	6,425,000	6,435,916
5.300%, 1/15/14	150,000	146,077
5.900%, 3/15/16	3,190,000	3,191,471
4.950%, 6/15/16	1,135,000	1,058,283
News America, Inc.
7.250%, 5/18/18	825,000	908,637
6.200%, 12/15/34	1,535,000	1,466,120
TCI Communications, Inc.
7.875%, 8/1/13	820,000	916,286
Viacom, Inc.
5.740%, 6/16/09 § (l)	8,000,000	8,005,024
6.250%, 4/30/16 §	6,815,000	6,755,205

		28,883,019

Total Consumer Discretionary		47,286,803

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	3,020,000	3,056,083
Pemex Project Funding Master Trust
6.690%, 6/15/10 § (l)	2,675,000	2,733,850
6.690%, 6/15/10 (l)	2,250,000	2,306,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832%, 9/30/16 §	2,495,000	2,510,818

Total Energy		10,607,001

Financials (18.0%)
Capital Markets (2.7%)
Bear Stearns Cos., Inc.
5.635%, 4/29/08 (l)	2,480,000	2,486,463
Goldman Sachs Group, Inc.
6.450%, 5/1/36^	4,660,000	4,755,488
Kaupthing Bank HF
5.750%, 10/4/11 §	5,540,000	5,514,405
7.125%, 5/19/16^ §	2,220,000	2,333,618
Merrill Lynch & Co., Inc.
5.615%, 10/19/07 (l)	3,650,000	3,656,380
5.489%, 8/22/08^ (l)	4,000,000	4,003,556
5.580%, 10/27/08 (l)	4,000,000	4,005,204
6.220%, 9/15/26	$3,855,000	$3,921,483
Morgan Stanley
5.530%, 2/15/07 (l)	2,000,000	2,001,218
5.565%, 11/9/07 (l)	900,000	901,510
5.550%, 2/9/09 (l)	2,000,000	2,002,322
5.375%, 10/15/15	4,950,000	4,887,675

		40,469,322

Commercial Banks (4.0%)
Bancaja U.S. Debt S.A.U.
5.639%, 7/10/09 § (l)	2,000,000	2,000,426
Barclays Bank plc
5.926%, 12/31/49 § (l)	6,665,000	6,663,600
Commonwealth Bank of Australia
6.024%, 12/31/49 § (l)	3,245,000	3,242,761
Glitnir Banki HF
5.667%, 10/15/08 § (l)	4,650,000	4,625,016
HBOS plc
5.920%, 9/29/49 § (l)	5,200,000	5,030,568
HSBC Bank USA N.A./ New York
5.460%, 9/21/07 (l)	2,000,000	2,002,120
Industrial Bank of Korea
4.000%, 5/19/14 § (l)	2,215,000	2,123,281
KeyCorp
5.711%, 7/23/07 (l)	2,700,000	2,705,519
Landsbanki Islands HF
6.100%, 8/25/11 §	3,115,000	3,147,617
Shinsei Finance II
7.160%, 7/29/49 § (l)	2,175,000	2,170,922
Standard Chartered First Bank Korea Ltd.
7.267%, 3/3/34 § (l)	1,620,000	1,742,976
SunTrust Banks, Inc.
2.500%, 11/1/06	3,325,000	3,316,933
UBS Luxembourg S.A. (Sberbank)
7.240%, 10/24/06 (l)	5,830,000	5,834,817
United Overseas Bank Ltd.
5.375%, 9/3/19^ § (l)	3,650,000	3,576,675
VTB Capital S.A. (Vneshtorgbank)
6.140%, 9/21/07 § (l)	4,150,000	4,158,287
6.140%, 9/21/07 (l)	2,150,000	2,157,310
Westpac Capital Trust III
5.819%, 12/29/49 § (l)	590,000	586,625
Woori Bank
5.750%, 3/13/14 § (l)	4,160,000	4,174,922

		59,260,375

Consumer Finance (1.6%)
American General Finance Corp.
3.000%, 11/15/06	3,820,000	3,809,321
4.500%, 11/15/07	355,000	352,213
5.498%, 6/27/08 (l)	5,000,000	5,010,610
5.375%, 10/1/12	2,065,000	2,058,146
Ford Motor Credit Co.
6.340%, 3/21/07 (l)	1,600,000	1,596,070
HSBC Finance Corp.
5.486%, 5/10/07 (l)	3,500,000	3,501,747
International Lease Finance Corp.
5.620%, 5/24/10 (l)	2,715,000	2,720,425
4.875%, 9/1/10^	1,210,000	1,195,521
SLM Corp.
5.565%, 1/25/08 (l)	2,780,000	2,783,917

		23,027,970

Diversified Financial Services (7.0%)
Caterpillar Financial Services Corp.
5.470%, 2/26/07 (l)	4,140,000	4,143,730
5.454%, 8/11/09 (l)	4,000,000	3,998,352

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
CIT Group, Inc.
5.555%, 8/15/08^ (l)		$4,125,000	$4,132,718
5.635%, 1/30/09 (l)		4,065,000	4,073,740
Credit Suisse First Boston USA, Inc.
5.508%, 6/2/08 (l)		3,365,000	3,370,475
Credit Suisse USA, Inc.
5.470%, 6/5/09 (l)		5,250,000	5,251,648
Deutsche Bank Capital Funding Trust VII
5.628%, 1/19/49 § (l)		3,955,000	3,856,089
General Electric Capital Corp.
5.443%, 5/19/08 (l)		1,500,000	1,501,767
K2 Corp.
5.426%, 2/15/09 (l)		8,500,000	8,500,000
Links Finance LLC
5.640%, 9/15/08 § (l)		7,100,000	7,105,517
Mizuho Capital Investment 1 Ltd.
6.686%, 12/29/49 § (l)		5,310,000	5,355,751
Mizuho JGB Investment LLC
9.870%, 12/29/49 § (l)		2,530,000	2,709,736
Mizuho Prefered Capital Co. LLC
8.790%, 12/29/49 § (l)		725,000	763,706
MUFG Capital Finance 1 Ltd.
6.346%, 12/29/49 (l)		4,945,000	4,985,109
Pemex Finance Ltd.
8.875%, 11/15/10		5,015,000	5,396,892
Pricoa Global Funding I
5.567%, 12/22/06 § (l)		5,375,000	5,378,263
3.900%, 12/15/08 §		4,540,000	4,409,734
Residential Capital Corp.
6.125%, 11/21/08^		4,775,000	4,793,685
6.693%, 11/21/08 (l)		4,500,000	4,549,325
6.375%, 6/30/10		11,085,000	11,215,559
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 § (l)		5,710,000	5,909,850
TIAA Global Markets, Inc.
5.600%, 1/12/11 §		2,000,000	2,000,904

			103,402,550

Insurance (0.9%)
Lincoln National Corp.
7.000%, 5/17/66 (l)		1,720,000	1,801,538
Monumental Global Funding II
3.900%, 6/15/09 §		2,735,000	2,647,863
Protective Life Secured Trusts
5.580%, 1/14/08 (l)		1,820,000	1,823,196
Reinsurance Group of America, Inc.
6.750%, 12/15/65 (l)		3,930,000	3,824,036
Stingray Pass-Through Trust
5.902%, 1/12/15 §		4,000,000	3,603,903

			13,700,536

Real Estate Investment Trusts (REIT) (0.6%)
iStar Financial, Inc. (REIT)
5.950%, 10/15/13 §		9,500,000	9,548,003

Real Estate Management & Development (0.4%)
Socgen Real Estate Co. LLC
7.640%, 12/29/49 § (l)		1,250,000	1,276,860
Westfield Group
5.700%, 10/1/16 §		4,000,000	3,990,040

			5,266,900

Thrifts & Mortgage Finance (0.8%)
Countrywide Financial Corp.
5.609%, 3/24/09 (l)		4,300,000	4,304,575
Northern Rock plc
5.615%, 10/19/07 § (l)		2,250,000	2,253,908
Sovereign Bancorp, Inc.
5.680%, 3/1/09 § (l)		2,100,000	2,104,251
Washington Mutual, Inc.
5.540%, 8/24/09 (l)		$3,060,000	$3,060,113

			11,722,847

Total Financials			266,398,503

Government Securities (64.8%)
Agency CMO (3.7%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/11 IO		2,137,808	40,059
5.000%, 10/15/23 IO		5,274,807	301,524
5.000%, 11/15/28		13,812,705	13,718,881
6.500%, 5/15/35		4,847,688	4,991,662
Federal National Mortgage Association
6.500%, 9/25/33		7,035,398	7,156,770
6.500%, 10/25/33		13,703,211	13,924,725
6.500%, 12/25/33		6,789,169	6,909,262
6.500%, 1/25/34		6,277,001	6,382,697
Government National Mortgage Association
5.500%, 4/20/25 IO		1,810,881	46,161
5.500%, 1/20/27 IO		3,488,473	130,464
5.500%, 10/20/27 IO		6,430,949	403,362

			54,005,567

Foreign Governments (2.9%)
Bundesrepublik Deutschland
4.750%, 7/4/34	EUR	4,195,000	6,053,036
Egypt Government AID Bonds
4.450%, 9/15/15		$10,020,000	9,668,098
Russian Federation
12.750%, 6/24/28		8,130,000	14,589,285
United Mexican States
6.200%, 1/13/09 (l)		7,125,000	7,199,812
8.000%, 9/24/22		3,985,000	4,772,038

			42,282,269

U.S. Government Agencies (48.9%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31		6,560,000	8,010,022
6.000%, 2/1/35		2,818,924	2,834,409
5.500%, 11/15/36 TBA		25,380,000	25,007,219
6.000%, 11/15/36 TBA		20,050,000	20,137,719
6.500%, 11/15/36 TBA		77,045,000	78,417,326
Federal National Mortgage Association
3.250%, 8/15/08		12,275,000	11,898,857
6.125%, 3/15/12^		26,270,000	27,756,357
7.000%, 7/1/34		502,787	516,717
6.500%, 2/1/35		2,167,234	2,207,360
7.000%, 2/1/35		570,778	586,379
7.000%, 3/1/35		501,606	515,316
7.000%, 9/1/35		3,658,890	3,758,895
7.000%, 10/1/35		3,024,699	3,107,370
7.000%, 11/1/35		464,696	477,397
7.000%, 12/1/35		6,444,197	6,620,331
7.000%, 1/1/36		3,940,351	4,047,760
7.000%, 2/1/36		6,909,790	7,098,234
7.000%, 3/1/36		7,359,898	7,560,356
7.000%, 4/1/36		531,907	546,391
7.000%, 6/1/36		1,347,205	1,383,890
7.000%, 7/1/36		13,325,946	13,688,819
7.000%, 8/1/36		33,324,273	34,232,983
7.000%, 9/1/36		1,000,000	1,027,231
4.500%, 10/25/21 TBA		26,050,000	25,130,122
5.500%, 10/25/21 TBA		53,205,000	53,171,747
6.000%, 10/25/21 TBA		6,700,000	6,800,500
5.000%, 10/25/36 TBA		54,711,000	52,573,879
5.000%, 11/25/36 TBA		42,408,000	40,738,185
6.000%, 11/25/36 TBA		79,850,000	80,149,437
6.500%, 11/25/36 TBA		133,800,000	136,141,500
5.000%, 12/25/36 TBA		13,850,000	13,300,321

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Government National Mortgage Association
6.000%, 10/15/36 TBA	$36,750,000	$37,186,406
6.500%, 10/15/36 TBA	15,395,000	15,784,678
6.500%, 11/15/36 TBA	1,080,000	1,106,325

		723,520,438

U.S. Treasuries (9.3%)
U.S. Treasury Bonds
8.875%, 2/15/19^(a)	8,745,000	12,073,566
7.250%, 8/15/22^	3,000,000	3,797,109
6.375%, 8/15/27^	16,135,000	19,369,567
6.125%, 11/15/27^	1,147,000	1,341,542
6.125%, 8/15/29^	840,000	990,216
6.250%, 5/15/30^	15,990,000	19,216,734
4.500%, 2/15/36^	16,150,000	15,474,978
U.S. Treasury Notes
4.000%, 9/30/07 (a)	2,000,000	1,981,954
5.125%, 6/30/08^	2,880,000	2,898,449
4.875%, 5/15/09^	11,520,000	11,586,597
3.500%, 2/15/10^	70,000	67,596
4.250%, 10/15/10^	780,000	770,311
4.500%, 2/28/11^	5,690,000	5,668,663
4.750%, 3/31/11^	4,555,000	4,582,936
4.875%, 4/30/11^	24,025,000	24,292,470
5.125%, 5/15/16^	13,285,000	13,781,115

		137,893,803

Total Government Securities		957,702,077

Health Care (0.1%)
Pharmaceuticals (0.1%)
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	1,910,000	1,838,157

Total Health Care		1,838,157

Industrials (0.3%)
Industrial Conglomerates (0.3%)
Hutchison Whampoa
International (03/33) Ltd.
6.250%, 1/24/14 §	1,610,000	1,663,795
7.450%, 11/24/33 §	2,180,000	2,470,845

Total Industrials		4,134,640

Information Technology (1.1%)
Communications Equipment (0.5%)
Cisco Systems, Inc.
5.250%, 2/22/11	6,905,000	6,934,063

Computers & Peripherals (0.2%)
Hewlett Packard Co.
5.524%, 5/22/09 (l)	3,500,000	3,503,804

Software (0.4%)
Oracle Corp./Ozark Holding, Inc.
5.730%, 1/13/09 (l)	5,470,000	5,476,854

Total Information Technology		15,914,721

Materials (0.1%)
Metals & Mining (0.1%)
Newmont Mining Corp.
5.875%, 4/1/35	1,685,000	1,581,204

Total Materials		1,581,204

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.
6.800%, 5/15/36^	3,795,000	3,986,773
Embarq Corp.
7.082%, 6/1/16	2,925,000	2,983,790
7.995%, 6/1/36	1,285,000	1,360,690
Sprint Capital Corp.
6.900%, 5/1/19	$1,260,000	$1,311,229
8.750%, 3/15/32	980,000	1,195,109
Telecom Italia Capital S.A.
7.200%, 7/18/36	2,480,000	2,548,932
Telefonica Emisones S.A.U.
5.690%, 6/19/09 (l)	7,500,000	7,504,590
Verizon Communications, Inc.
5.535%, 8/15/07 (l)	500,000	500,359
5.350%, 2/15/11	2,260,000	2,266,027
5.850%, 9/15/35	3,465,000	3,264,581

		26,922,080

Wireless Telecommunication Services (0.3%)
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,270,000	1,429,485
8.750%, 3/1/31	1,710,000	2,186,064

		3,615,549

Total Telecommunication Services		30,537,629

Utilities (2.2%)
Electric Utilities (0.6%)
Appalachian Power Co.
5.800%, 10/1/35	3,585,000	3,385,728
FPL Group Capital, Inc.
6.350%, 10/1/66^ (l)	1,140,000	1,154,025
Pacificorp
4.300%, 9/15/08	1,550,000	1,526,772
Puget Sound Energy, Inc.
6.274%, 3/15/37	1,930,000	1,963,746
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,436,430

		9,466,701

Multi-Utilities (1.6%)
Dominion Resources, Inc.
5.664%, 9/28/07 (l)	3,500,000	3,500,948
8.125%, 6/15/10^	1,695,000	1,844,828
6.750%, 12/15/32	50,000	53,493
6.300%, 3/15/33	1,805,000	1,824,478
6.300%, 9/30/66^ (l)	2,240,000	2,235,345
Duke Capital LLC
6.750%, 2/15/32	1,680,000	1,780,731
MidAmerican Energy Holdings Co.
6.125%, 4/1/36^ §	3,295,000	3,330,596
NiSource Finance Corp.
5.450%, 9/15/20	3,640,000	3,387,435
Public Service Enterprise Group, Inc.
5.765%, 9/21/08 (l)	4,185,000	4,184,946
Xcel Energy, Inc.
6.500%, 7/1/36	1,290,000	1,361,004

		23,503,804

Total Utilities		32,970,505

Total Long-Term Debt Securities (131.9%) (Cost $1,949,149,560)		1,950,606,424

	Principal Amount
SHORT-TERM INVESTMENTS:
Certificate of Deposit (2.0%)
Toronto-Dominion Bank Ltd.
5.11%, 10/27/06	$30,000,000	29,983,934

Commercial Paper (4.2%)
Mane Funding Corp.
5.11%, 10/10/06 (n)(p)	22,000,000	21,968,829
Scaldis Capital LLC
5.10%, 10/10/06 (n)(p)	18,750,000	18,723,460

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Yorktown Capital LLC
5.13%, 10/25/06 (p)	$21,750,000	$21,672,823

Total Commercial Paper		62,365,112

Government Securities (1.8%)
Federal Farm Credit Bank
4.75%, 10/2/06 (o)(p)	12,034,000	12,030,824
Federal Home Loan Bank
4.75%, 10/2/06 (o)(p)	14,115,000	14,111,276

Total Government Securities		26,142,100

Short-Term Investments of Cash Collateral for Securities Loaned (6.7%)
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	5,000,000	5,000,000
CC USA, Inc.
5.38%, 2/20/08 (l)	9,497,143	9,497,143
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	5,000,000	5,000,000
Deutsche Bank/London
5.34%, 3/1/07	15,000,000	15,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	8,000,000	8,000,000
K2 (USA) LLC
5.38%, 6/10/08 (l)	9,995,624	9,995,624
Morgan Stanley
5.56%, 10/29/07 (l)	5,000,000	5,000,000
New York Life Insurance Co.
5.41%, 12/29/06 (l)	6,000,000	6,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06 (l)	2,647,624	2,647,624
U.S. Bank N.A.
5.32%, 10/2/06 (l)	4,999,787	4,999,787
Unicredito Italiano Bank (IRE) plc
5.34%, 10/29/07 (l)	16,000,000	16,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,664	1,999,664
Wells Fargo & Co.
5.39%, 9/29/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		99,139,842

Total Short-Term Investments (14.7%) (Amortized Cost $ 217,655,582)		217,630,988

	Number of Contracts
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Federal Funds Futures
December 2006 @ $94.75*	259	10,793

Total Options Purchased (0.0%) (Cost $11,544)		10,793

Total Investments before Options Written (146.6%) (Cost/Amortized Cost $2,166,816,686)		2,168,248,205

OPTIONS WRITTEN:
Call Options Written (-0.0%)
U.S. Treasury Note Futures
March 2007 @ $107.00*	(111)	(195,984)
March 2007 @ $111.00*	(230)	(64,688)

		(260,672)

Put Options Written (-0.0%)
U.S. Treasury Note Futures
March 2007 @ $106.00*	(111)	(74,578)
March 2007 @ $107.00*	(230)	$(89,844)

		(164,422)

Total Options Written (-0.0%) (Premiums Received $401,335)		(425,094)

Total Investments after Options Written (146.6%) (Cost/Amortized Cost $2,166,415,351)		2,167,823,111
Other Assets Less Liabilities (-46.6%)		(689,146,227)

Net Assets (100%)		$1,478,676,884

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $207,009,606 or 14.00% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(n)	Section 4(2) Commercial Paper. Private placement for non current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

At September 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/06	Unrealized Appreciation/ (Depreciation)
U.K. Long Gilt	156	December-06	$31,962,511	$32,065,678	$103,167
U.S. Treasury Bonds	62	December-06	6,851,174	6,969,188	118,014
U.S. 2 Year Treasury Notes	1,405	December-06	286,460,684	287,322,500	861,816
U.S. 10 Year Treasury Notes	30	December-06	3,240,084	3,241,875	1,791

					$1,084,788

Sales
U.S. 5 Year Treasury Notes	330	December-06	$34,896,295	$34,820,156	$76,139
U.S. 10 Year Treasury Notes	243	December-06	26,354,288	26,259,187	95,101
EURO-BOBL.	401	December-06	55,852,450	55,850,944	1,506
EURO-BUND	180	December-06	26,770,202	26,928,572	(158,370)
EURO-SCHATZ	500	December-06	65,819,940	65,877,334	(57,394)

					$(43,018)

					$1,041,770

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Buy Contracts
European Union, expiring 10/31/06	179	$227,534	$227,116	$(418)

Forward Foreign Currency Sell Contracts
European Union, expiring 10/31/06	4,992	$6,425,702	$6,333,866	$91,836

				$91,418

Options written for the nine months ended September 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	382	$216,638
Options Written	25,157	7,238,232
Options Terminated in Closing Purchase Transactions	(17,369)	(6,197,381)
Options Expired	(7,488)	(856,154)
Options Exercised	—	—

Options Outstanding—September 30, 2006	682	$401,335

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,358,456,875
U.S. Government securities	512,033,642

$7,870,490,517

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,205,328,359
U.S. Government securities	495,630,990

$7,700,959,349

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,849,350
Aggregate gross unrealized depreciation	(9,532,240)

Net unrealized appreciation	$1,317,110

Federal income tax cost of investments	$2,166,931,095

At September 30, 2006, the Portfolio had loaned securities with a total value of $168,809,950. This was secured by collateral of $99,139,842 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $72,818,897 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $4,514,245 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.5%)
Household Durables (0.9%)
Toll Brothers, Inc.*^	203,389	$5,711,163

Media (3.8%)
CBS Corp., Class B	126,350	3,559,279
Comcast Corp., Class A*	124,400	4,584,140
Gannett Co., Inc.	88,900	5,052,187
R.H. Donnelley Corp.^	82,054	4,340,657
Time Warner, Inc.	287,600	5,242,948

		22,779,211

Multiline Retail (0.4%)
Dollar General Corp.	179,000	2,439,770

Specialty Retail (1.4%)
Staples, Inc.	342,300	8,328,159

Total Consumer Discretionary		39,258,303

Consumer Staples (6.4%)
Beverages (0.9%)
Coca-Cola Co.	76,300	3,409,084
Coca-Cola Enterprises, Inc.	105,962	2,207,188

		5,616,272

Food & Staples Retailing (0.5%)
SUPERVALU, Inc.	108,400	3,214,060

Household Products (2.8%)
Procter & Gamble Co.	274,400	17,007,312

Tobacco (2.2%)
Altria Group, Inc.	170,300	13,036,465

Total Consumer Staples		38,874,109

Energy (13.3%)
Energy Equipment & Services (0.8%)
Noble Corp.	44,500	2,856,010
Weatherford International Ltd.*	44,600	1,860,712

		4,716,722

Oil, Gas & Consumable Fuels (12.5%)
Chesapeake Energy Corp.^	121,800	3,529,764
Chevron Corp.	196,600	12,751,476
ConocoPhillips	178,100	10,602,293
Devon Energy Corp.	85,300	5,386,695
EOG Resources, Inc.	66,800	4,345,340
Exxon Mobil Corp.	495,900	33,274,890
Peabody Energy Corp.	66,100	2,431,158
Valero Energy Corp.	58,200	2,995,554

		75,317,170

Total Energy		80,033,892

Financials (32.5%)
Capital Markets (3.6%)
Bank of New York Co., Inc.	266,600	9,400,316
Lazard Ltd., Class A^	94,500	3,778,110
Morgan Stanley	113,700	8,289,867

		21,468,293

Commercial Banks (5.4%)
Fifth Third Bancorp^	87,700	3,339,616
Marshall & Ilsley Corp.	83,200	4,008,576
SunTrust Banks, Inc.	32,000	2,472,960
U.S. Bancorp	155,800	5,175,676
Wachovia Corp.	155,700	8,688,060
Wells Fargo & Co.	251,600	9,102,888

		32,787,776

Consumer Finance (0.8%)
American Express Co.	42,600	2,389,008
Capital One Financial Corp.	30,500	2,399,130

		4,788,138

Diversified Financial Services (9.7%)
Bank of America Corp.	417,479	$22,364,350
CIT Group, Inc.	42,000	2,042,460
Citigroup, Inc.	683,200	33,934,544

		58,341,354

Insurance (7.0%)
Ambac Financial Group, Inc.	54,506	4,510,372
Assurant, Inc.	59,700	3,188,577
Endurance Specialty Holdings Ltd.	73,200	2,581,032
Genworth Financial, Inc.	265,900	9,309,159
Hartford Financial Services Group, Inc.	71,800	6,228,650
MBIA, Inc.^	78,900	4,847,616
RenaissanceReinsurance Holdings Ltd.	104,900	5,832,440
Willis Group Holdings Ltd.^	145,988	5,547,544

		42,045,390

Real Estate Investment Trusts (REIT) (2.3%)
Apartment Investment & Management Co. (REIT)	76,800	4,178,688
Global Signal, Inc. (REIT)^	88,100	4,456,098
Mack-Cali Realty Corp. (REIT)^	107,300	5,558,140

		14,192,926

Thrifts & Mortgage Finance (3.7%)
Freddie Mac	264,400	17,537,652
MGIC Investment Corp.^	82,500	4,947,525

		22,485,177

Total Financials		196,109,054

Health Care (8.9%)
Health Care Providers & Services (2.2%)
Aetna, Inc.	162,400	6,422,920
WellPoint, Inc.*	88,900	6,849,745

		13,272,665

Pharmaceuticals (6.7%)
Abbott Laboratories	100,300	4,870,568
Eli Lilly & Co.	51,900	2,958,300
Merck & Co., Inc.	163,700	6,859,030
Pfizer, Inc.	428,000	12,138,080
Schering-Plough Corp.	176,700	3,903,303
Sepracor, Inc.*^	50,100	2,426,844
Wyeth	147,900	7,519,236

		40,675,361

Total Health Care		53,948,026

Industrials (10.2%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	111,600	4,564,440
L-3 Communications Holdings, Inc.	47,500	3,720,675

		8,285,115

Industrial Conglomerates (4.4%)
General Electric Co.	654,700	23,110,910
Tyco International Ltd.	136,500	3,820,635

		26,931,545

Machinery (1.5%)
Deere & Co.	48,100	4,036,071
Eaton Corp.	45,500	3,132,675
Kennametal, Inc.	33,500	1,897,775

		9,066,521

Road & Rail (2.9%)
CSX Corp.	155,000	5,088,650
Norfolk Southern Corp.	280,000	12,334,000

		17,422,650

Total Industrials		61,705,831

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (4.4%)
Communications Equipment (1.2%)
Corning, Inc.*	302,600	$7,386,466

Electronic Equipment & Instruments (0.6%)
Avnet, Inc.*^	171,400	3,362,868

IT Services (1.4%)
Affiliated Computer Services, Inc., Class A*^	76,700	3,977,662
Sabre Holdings Corp., Class A^	186,200	4,355,218

		8,332,880

Office Electronics (0.9%)
Xerox Corp.*	354,700	5,519,132

Software (0.3%)
Symantec Corp.*	97,400	2,072,672

Total Information Technology		26,674,018

Materials (4.3%)
Chemicals (1.4%)
Dow Chemical Co.	115,000	4,482,700
Praxair, Inc.	60,200	3,561,432

		8,044,132

Containers & Packaging (0.7%)
Ball Corp.	99,500	4,024,775

Metals & Mining (1.3%)
Alcan, Inc.	108,800	4,337,856
United States Steel Corp.^	64,200	3,703,056

		8,040,912

Paper & Forest Products (0.9%)
Weyerhaeuser Co.	89,200	5,488,476

Total Materials		25,598,295

Telecommunication Services (5.0%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	72,700	2,367,112
Verizon Communications, Inc.	515,300	19,133,089

		21,500,201

Wireless Telecommunication Services (1.4%)
Sprint Nextel Corp.	509,700	8,741,355

Total Telecommunication Services		30,241,556

Utilities (5.5%)
Electric Utilities (2.0%)
Edison International, Inc.	171,400	7,137,096
Northeast Utilities^	210,500	4,898,335

		12,035,431

Multi-Utilities (3.5%)
Consolidated Edison, Inc.^	88,100	4,070,220
Dominion Resources, Inc.	85,300	6,524,597
Duke Energy Corp.	125,800	3,799,160
SCANA Corp.^	79,300	3,193,411
Xcel Energy, Inc.^	178,400	3,683,960

		21,271,348

Total Utilities		33,306,779

Total Common Stocks (97.0%) (Cost $530,278,892)		585,749,863

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (3.2%)
Federal Farm Credit Bank
4.75%, 10/2/06 (o)(p)	$9,617,000	$9,614,462
Federal Home Loan Bank
4.75%, 10/2/06 (o)(p)	9,700,000	9,697,440

Total Government Securities		19,311,902

Short-Term Investments of Cash Collateral for Securities Loaned (7.7%)
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	44,860,620	44,860,620

Total Short-Term Investments of Cash Collateral for Securities Loaned		46,860,620

Total Short-Term Investments (10.9%) (Cost/Amortized Cost $ 66,175,071)		66,172,522

Total Investments (107.9%) (Cost/Amortized Cost $ 596,453,963)		651,922,385
Other Assets Less Liabilities (-7.9%)		(47,880,454)

Net Assets (100%)		$604,041,931

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating rate security. Rate disclosed is as of September 30, 2006.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$335,149,056
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$395,432,109

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,933,984
Aggregate gross unrealized depreciation	(9,142,553)

Net unrealized appreciation	$51,791,431

Federal income tax cost of investments	$600,130,954

At September 30, 2006, the Portfolio had loaned securities with a total value of $45,840,481. This was secured by collateral of $46,860,620 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $2,165 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,448,826 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (29.5%)
Household Durables (4.2%)
Beazer Homes USA, Inc.	17,800	$694,912
Centex Corp.	51,800	2,725,716
Pulte Homes, Inc.	89,400	2,848,284
Ryland Group, Inc.	18,400	795,064

		7,063,976

Internet & Catalog Retail (8.1%)
Amazon.com, Inc.*	199,800	6,417,576
Expedia, Inc.*	163,400	2,562,112
IAC/InterActiveCorp*	154,400	4,440,544

		13,420,232

Leisure Equipment & Products (2.6%)
Eastman Kodak Co.	195,900	4,388,160

Media (6.5%)
DIRECTV Group, Inc.*	240,500	4,733,040
Time Warner, Inc.	204,400	3,726,212
WPP Group plc.	189,100	2,338,379

		10,797,631

Multiline Retail (4.0%)
Sears Holdings Corp.*	41,900	6,623,971

Specialty Retail (2.2%)
Home Depot, Inc.	102,900	3,732,183

Textiles, Apparel & Luxury Goods (1.9%)
NIKE, Inc., Class B	35,200	3,084,224

Total Consumer Discretionary		49,110,377

Financials (14.7%)
Consumer Finance (1.8%)
Capital One Financial Corp.	38,000	2,989,080

Diversified Financial Services (7.2%)
Citigroup, Inc.	90,000	4,470,300
JPMorgan Chase & Co.	160,000	7,513,600

		11,983,900

Insurance (2.7%)
American International Group, Inc.	56,700	3,756,942
St. Paul Travelers Cos., Inc.	14,200	665,838

		4,422,780

Thrifts & Mortgage Finance (3.0%)
Countrywide Financial Corp.	144,000	5,045,760

Total Financials		24,441,520

Health Care (11.9%)
Health Care Providers & Services (10.0%)
Aetna, Inc.	135,900	5,374,845
Health Net, Inc.*	84,500	3,677,440
UnitedHealth Group, Inc.	153,700	7,562,040

		16,614,325

Pharmaceuticals (1.9%)
Pfizer, Inc.	109,900	3,116,764

Total Health Care		19,731,089

Industrials (7.8%)
Building Products (0.6%)
Masco Corp.	33,000	904,860

Commercial Services & Supplies (0.6%)
Waste Management, Inc.	28,600	1,049,048

Industrial Conglomerates (6.6%)
General Electric Co.	67,900	2,396,870
Tyco International Ltd.	308,500	8,634,915

		11,031,785

Total Industrials		12,985,693

Information Technology (19.5%)
Communications Equipment (1.4%)
Cisco Systems, Inc.*	102,700	$2,362,100

Computers & Peripherals (5.9%)
Dell, Inc.*	113,300	2,587,772
Hewlett-Packard Co.	72,600	2,663,694
International Business Machines Corp.	25,400	2,081,276
Seagate Technology*	105,900	2,445,231

		9,777,973

Internet Software & Services (9.2%)
eBay, Inc.*	154,000	4,367,440
Google, Inc., Class A*	17,100	6,872,489
Yahoo!, Inc.*	162,800	4,115,584

		15,355,513

Software (3.0%)
CA, Inc.	72,800	1,724,632
Electronic Arts, Inc.*	50,800	2,828,544
Symantec Corp.*	23,100	491,568

		5,044,744

Total Information Technology		32,540,330

Telecommunication Services (9.6%)
Diversified Telecommunication Services (4.5%)
Qwest Communications International, Inc.*	870,300	7,589,016

Wireless Telecommunication Services (5.1%)
Sprint Nextel Corp.	491,100	8,422,365

Total Telecommunication Services		16,011,381

Utilities (4.6%)
Independent Power Producers & Energy Traders (4.6%)
AES Corp.*	372,600	7,597,314

Total Utilities		7,597,314

Total Common Stocks (97.6%) (Cost $163,941,993)		162,417,704

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.8%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $4,639,179)	$4,639,179	4,639,179

Total Investments (100.4%) (Cost/Amortized Cost $168,581,172)		167,056,883
Other Assets Less Liabilities (-0.4%)		(661,490)

Net Assets (100%)		$166,395,393

*	Non-income producing.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$142,120,282
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,625,542

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,205,897
Aggregate gross unrealized depreciation	(10,730,741)

Net unrealized depreciation	$(1,524,844)

Federal income tax cost of investments	$168,581,727

For the nine months ended September 30, 2006, the Portfolio incurred approximately $600 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $41 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.1%)
Asset-Backed Securities (0.7%)
Citibank Credit Card Issuance Trust, Series 05-A9 A9
5.100%, 11/20/17	$5,000,000	$4,960,868

Non-Agency CMO (3.4%)
Citigroup Commercial Mortgage Trust, Series 06-C4 A3
5.911%, 3/15/49 (l)	5,000,000	5,156,024
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
6.022%, 6/15/38 (l)	10,000,000	10,395,064
LB-UBS Commercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30	10,000,000	9,594,331

		25,145,419

Total Asset-Backed and Mortgage-Backed Securities		30,106,287

Consumer Discretionary (4.2%)
Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.
6.375%, 1/8/28	3,600,000	3,887,554
Royal Caribbean Cruises Ltd.
7.500%, 10/15/27	3,500,000	3,418,264

		7,305,818

Household Durables (0.8%)
D.R. Horton, Inc.
5.625%, 1/15/16	3,000,000	2,787,267
Fortune Brands, Inc.
5.875%, 1/15/36	3,000,000	2,807,466

		5,594,733

Media (1.4%)
Comcast Corp.
7.050%, 3/15/33	3,500,000	3,747,902
News America Holdings, Inc.
7.700%, 10/30/25	3,500,000	3,871,175
Viacom, Inc.
6.875%, 4/30/36 (b)	3,000,000	2,965,764

		10,584,841

Multiline Retail (1.0%)
J.C. Penney Co., Inc.
7.400%, 4/1/37	3,000,000	3,250,698
Target Corp.
7.000%, 7/15/31	3,500,000	4,090,261

		7,340,959

Total Consumer Discretionary		30,826,351

Consumer Staples (3.3%)
Beverages (1.0%)
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	4,000,000	4,531,332
FBG Finance Ltd.
5.875%, 6/15/35 (b)	3,000,000	2,788,008

		7,319,340

Food & Staples Retailing (0.3%)
Safeway, Inc.
7.250%, 2/1/31	2,500,000	2,676,135

Food Products (2.0%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	4,300,000	4,091,179
ConAgra Foods, Inc.
8.250%, 9/15/30	3,000,000	3,687,984
Grand Metropolitan Investment Corp.
7.450%, 4/15/35	3,000,000	3,639,945
Kellogg Co.
7.450%, 4/1/31	$2,800,000	$3,379,233

		14,798,341

Total Consumer Staples		24,793,816

Energy (2.2%)
Energy Equipment & Services (0.5%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,555,994

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Finance Co.
7.500%, 5/1/31	2,750,000	3,144,419
Chevron Texaco Corp.
9.750%, 3/15/20	2,000,000	2,803,022
Enterprise Products Partners LP
6.875%, 3/1/33	3,000,000	3,087,006
Valero Energy Corp.
7.500%, 4/15/32	3,000,000	3,475,227

		12,509,674

Total Energy		16,065,668

Financials (7.4%)
Capital Markets (0.9%)
Goldman Sachs Group, Inc.
5.350%, 1/15/16	4,000,000	3,926,164
Jefferies Group, Inc.
6.250%, 1/15/36	3,000,000	2,894,379

		6,820,543

Commercial Banks (2.3%)
Barclays Bank plc
6.278%, 12/29/49 (l)	2,000,000	1,900,040
First Union National Bank of Florida
6.180%, 2/15/36	5,000,000	5,323,765
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,214,744
Suntrust Bank
5.450%, 12/1/17	1,000,000	997,122
UBS/New York
7.750%, 9/1/26	2,000,000	2,457,030
Wachovia Corp.
5.500%, 8/1/35	5,000,000	4,730,595

		16,623,296

Consumer Finance (0.4%)
Capital One Financial Corp.
5.250%, 2/21/17	3,500,000	3,332,361

Diversified Financial Services (0.9%)
Associates Corp. of North America
6.950%, 11/1/18	1,000,000	1,125,626
General Electric Capital Corp.
6.750%, 3/15/32	5,000,000	5,715,200

		6,840,826

Insurance (2.5%)
Allstate Corp.
5.550%, 5/9/35	4,250,000	4,010,682
Ambac Financial Group, Inc.
5.950%, 12/5/35	2,000,000	1,991,568
Liberty Mutual Group, Inc.
6.500%, 3/15/35 §	3,000,000	2,861,925
Lion Connecticut Holdings, Inc.
7.625%, 8/15/26	1,000,000	1,190,941
Markel Corp.
7.350%, 8/15/34	3,000,000	3,102,783
MBIA, Inc.
7.150%, 7/15/27	1,000,000	1,121,877
XL Capital Ltd.
6.375%, 11/15/24	4,000,000	4,110,400

		18,390,176

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate Investment Trusts (REIT) (0.4%)
Simon Property Group LP (REIT)
5.100%, 6/15/15	$3,000,000	$2,889,657

Total Financials		54,896,859

Government Securities (57.1%)
Foreign Governments (0.2%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,257,754

U.S. Government Agencies (11.5%)
Federal Farm Credit Bank
6.890%, 9/12/25	10,750,000	13,010,166
Federal Home Loan Bank
5.375%, 8/15/18	15,000,000	15,423,465
5.125%, 8/15/19	8,600,000	8,623,564
Federal National Mortgage Association
6.250%, 5/15/29	23,900,000	27,304,220
6.625%, 11/15/30	16,850,000	20,232,638

		84,594,053

U.S. Treasuries (45.4%)
U.S. Treasury Bonds
8.125%, 8/15/19	20,500,000	27,034,375
8.750%, 5/15/20	9,400,000	13,082,159
8.750%, 8/15/20	10,800,000	15,071,907
7.875%, 2/15/21	45,105,000	59,274,330
6.250%, 8/15/23	20,000,000	23,220,320
6.875%, 8/15/25	63,200,000	78,965,429
6.250%, 5/15/30	12,400,000	14,902,283
5.375%, 2/15/31	32,140,000	34,713,707
4.500%, 2/15/36	58,430,000	55,987,801
Inflation Indexed
3.625%, 4/15/28	1,257,940	1,558,912
U.S. Treasury Strips
8/15/21	23,525,000	11,403,156

		335,214,379

Total Government Securities		421,066,186

Health Care (1.8%)
Health Care Providers & Services (1.4%)
Humana, Inc.
6.300%, 8/1/18	3,000,000	3,032,070
UnitedHealth Group, Inc.
5.800%, 3/15/36	3,500,000	3,436,860
WellPoint, Inc.
5.850%, 1/15/36	3,875,000	3,758,521

		10,227,451

Pharmaceuticals (0.4%)
Wyeth
6.000%, 2/15/36	3,000,000	3,032,970

Total Health Care		13,260,421

Industrials (5.8%)
Aerospace & Defense (1.5%)
Boeing Co.
8.625%, 11/15/31	2,500,000	3,474,137
Lockheed Martin Corp.
7.200%, 5/1/36	3,225,000	3,821,880
Raytheon Co.
7.200%, 8/15/27	3,000,000	3,489,597

		10,785,614

Air Freight & Logistics (0.4%)
FedEx Corp.
7.500%, 1/15/18	1,646,753	1,832,174
United Parcel Service, Inc.
8.375%, 4/1/20	1,000,000	1,283,575

		3,115,749

Airlines (0.4%)
Southwest Airlines Co.
5.125%, 3/1/17	$3,500,000	$3,313,828

Industrial Conglomerates (1.0%)
Hutchison Whampoa International (03/33) Ltd.
7.450%, 11/24/33 (b)	3,500,000	3,966,952
Tyco International Group S.A.
6.875%, 1/15/29	3,200,000	3,562,362

		7,529,314

Machinery (0.8%)
Caterpillar, Inc.
6.050%, 8/15/36	3,000,000	3,123,006
Dover Corp.
5.375%, 10/15/35	3,000,000	2,882,886

		6,005,892

Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.
7.290%, 6/1/36	3,000,000	3,555,207
Canadian National Railway Co.
6.200%, 6/1/36	3,000,000	3,205,992
Con-way, Inc.
6.700%, 5/1/34	2,000,000	1,994,868
Norfolk Southern Corp.
7.700%, 5/15/17	3,000,000	3,504,963

		12,261,030

Total Industrials		43,011,427

Information Technology (2.4%)
Communications Equipment (1.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	5,530,000	5,573,980
Motorola, Inc.
7.500%, 5/15/25	3,000,000	3,468,369

		9,042,349

Computers & Peripherals (0.8%)
International Business Machines Corp.
6.500%, 1/15/28	5,000,000	5,475,930

Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.
6.875%, 6/1/18	3,100,000	3,168,206

Total Information Technology		17,686,485

Materials (1.8%)
Containers & Packaging (0.6%)
Pactiv Corp.
8.375%, 4/15/27	3,500,000	4,005,319

Metals & Mining (0.8%)
Alcan, Inc.
5.750%, 6/1/35	3,200,000	3,032,362
Barrick Gold Corp.
5.800%, 11/15/34	3,000,000	2,812,275

		5,844,637

Paper & Forest Products (0.4%)
Weyerhaeuser Co.
7.950%, 3/15/25	3,000,000	3,258,312

Total Materials		13,108,268

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.1%)
AT&T Corp.
8.000%, 11/15/31	3,000,000	3,666,765
Deutsche Telekom International Finance B.V.
8.250%, 6/15/30	4,000,000	4,886,760
Sprint Capital Corp.
8.750%, 3/15/32	2,500,000	3,048,748

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
7.750%, 12/1/30	$3,500,000	$4,012,151

		15,614,424

Wireless Telecommunication Services (0.4%)
U.S. Cellular Corp.
6.700%, 12/15/33	3,000,000	2,902,824

Total Telecommunication Services		18,517,248

Utilities (5.0%)
Electric Utilities (4.3%)
Carolina Power & Light Co.
5.250%, 12/15/15	3,000,000	2,949,777
FirstEnergy Corp.
7.375%, 11/15/31	3,850,000	4,451,158
Florida Power & Light Co.
5.400%, 9/1/35	2,500,000	2,381,968
Hydro-Quebec
8.500%, 12/1/29	3,500,000	4,850,163
Northern States Power Co.
5.250%, 7/15/35	3,000,000	2,787,507
Pacific Gas & Electric Co.
6.050%, 3/1/34	3,800,000	3,822,086
South Carolina Electric & Gas
5.250%, 11/1/18	3,000,000	2,946,507
Southern California Edison Co.
5.625%, 2/1/36	3,775,000	3,663,430
Union Electric Co.
5.100%, 10/1/19	4,100,000	3,846,628

		31,699,224

Gas Utilities (0.4%)
Southern California Gas Co.
5.450%, 4/15/18	3,000,000	2,999,175

Multi-Utilities (0.3%)
Dominion Resources, Inc.
5.950%, 6/15/35	2,000,000	1,941,986

Total Utilities		36,640,385

Total Long-Term Debt Securities (97.6%) (Cost $721,381,059)		719,979,401

SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
San Paolo U.S. Financial Co.
5.34%, 10/2/06 (p)	$8,570,000	$8,567,458

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	4,315	4,315

Total Short-Term Investments (1.2%) (Cost/Amortized Cost $8,573,044)		8,571,773

Total Investments (98.8%) (Cost/Amortized Cost $729,954,103)		728,551,174
Other Assets Less Liabilities (1.2%)		8,704,733

Net Assets (100%)		$737,255,907

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $2,861,925 or 0.39% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$191,400,441
U.S. Government securities	285,167,742

$476,568,183

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,910,771
U.S. Government securities	225,271,104

$325,181,875

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,219,995
Aggregate gross unrealized depreciation	(14,504,656)

Net unrealized depreciation	$(3,284,661)

Federal income tax cost of investments	$731,835,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.5%)
Automobiles (0.4%)
Honda Motor Co., Ltd. (ADR)	14,570	$489,989

Internet & Catalog Retail (0.8%)
IAC/InterActiveCorp.*	35,450	1,019,542

Media (2.0%)
Comcast Corp., Special Class A*	60,540	2,228,477
News Corp., Class B	5,620	115,997
Time Warner, Inc.	11,620	211,833

		2,556,307

Multiline Retail (0.3%)
Federated Department Stores, Inc.	9,460	408,766

Total Consumer Discretionary		4,474,604

Consumer Staples (18.8%)
Beverages (5.1%)
Anheuser-Busch Cos., Inc.	15,640	743,057
Coca-Cola Co.	28,960	1,293,933
Coca-Cola Enterprises, Inc.	34,040	709,053
Diageo plc (Sponsored ADR)	26,780	1,902,451
PepsiCo, Inc.	26,670	1,740,484

		6,388,978

Food & Staples Retailing (2.9%)
Kroger Co.	106,540	2,465,336
Wal-Mart Stores, Inc.	24,610	1,213,765

		3,679,101

Food Products (4.3%)
Campbell Soup Co.	49,410	1,803,465
Kellogg Co.	10,000	495,200
Kraft Foods, Inc., Class A	88,540	3,157,336

		5,456,001

Household Products (6.5%)
Clorox Co.	19,970	1,258,110
Kimberly-Clark Corp.	31,580	2,064,069
Procter & Gamble Co.	77,544	4,806,177

		8,128,356

Total Consumer Staples		23,652,436

Energy (7.5%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	10,190	694,958
Schlumberger Ltd.	33,470	2,076,144

		2,771,102

Oil, Gas & Consumable Fuels (5.3%)
El Paso Corp.	56,490	770,524
Exxon Mobil Corp.	89,090	5,977,939

		6,748,463

Total Energy		9,519,565

Financials (16.4%)
Capital Markets (1.5%)
Bank of New York Co., Inc.	50,810	1,791,561
Mellon Financial Corp.	4,260	166,566

		1,958,127

Commercial Banks (3.0%)
Commerce Bancorp, Inc./New Jersey	16,540	607,183
Marshall & Ilsley Corp.	12,250	590,205
Mitsubishi UFJ Financial Group, Inc. (ADR)	45,330	580,677
PNC Financial Services Group, Inc.	8,540	618,638
SunTrust Banks, Inc.	13,360	1,032,461
U.S. Bancorp	9,990	331,868

		3,761,032

Diversified Financial Services (6.1%)
Bank of America Corp.	49,610	2,657,608
Citigroup, Inc.	56,390	$2,800,891
JPMorgan Chase & Co.	46,340	2,176,126

		7,634,625

Insurance (4.4%)
ACE Ltd.	11,790	645,267
Aflac, Inc.	13,920	636,979
Allstate Corp.	8,340	523,168
American International Group, Inc.	25,430	1,684,992
Chubb Corp.	1,270	65,989
Cincinnati Financial Corp.	2,620	125,917
Lincoln National Corp.	8,750	543,200
MetLife, Inc.	6,480	367,287
XL Capital Ltd., Class A	13,090	899,283

		5,492,082

Thrifts & Mortgage Finance (1.4%)
Fannie Mae	15,810	883,937
Freddie Mac	11,140	738,916
Washington Mutual, Inc.	4,460	193,876

		1,816,729

Total Financials		20,662,595

Health Care (16.3%)
Biotechnology (0.4%)
MedImmune, Inc.*	18,320	535,127

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	48,080	2,185,717
Boston Scientific Corp.*	83,960	1,241,768

		3,427,485

Health Care Providers & Services (0.2%)
Medco Health Solutions, Inc.*	3,470	208,582

Pharmaceuticals (13.0%)
Abbott Laboratories	14,260	692,466
AstraZeneca plc (Sponsored ADR)	16,480	1,030,000
GlaxoSmithKline plc (ADR)	28,890	1,537,815
Johnson & Johnson	14,110	916,303
Merck & Co., Inc.	18,260	765,094
Novartis AG (ADR)	54,170	3,165,695
Pfizer, Inc.	105,570	2,993,965
Sanofi-Aventis (ADR)	15,630	695,066
Schering-Plough Corp.	29,320	647,679
Teva Pharmaceutical Industries Ltd. (ADR)	30,150	1,027,813
Wyeth	58,360	2,967,022

		16,438,918

Total Health Care		20,610,112

Industrials (12.7%)
Aerospace & Defense (3.6%)
Boeing Co.	2,120	167,162
General Dynamics Corp.	16,520	1,183,988
Lockheed Martin Corp.	5,580	480,215
Northrop Grumman Corp.	11,570	787,570
Raytheon Co.	32,560	1,563,206
Rockwell Collins, Inc.	5,780	316,975

		4,499,116

Commercial Services & Supplies (1.5%)
Waste Management, Inc.	52,310	1,918,731

Construction & Engineering (0.5%)
Fluor Corp.	9,220	708,926

Electrical Equipment (1.5%)
Emerson Electric Co.	22,030	1,847,436

Industrial Conglomerates (2.3%)
General Electric Co.	81,160	2,864,948

Machinery (2.5%)
Caterpillar, Inc.	22,170	1,458,786

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	7,390	$620,095
Eaton Corp.	1,140	78,489
Illinois Tool Works, Inc.	4,290	192,621
Parker Hannifin Corp.	10,430	810,723

		3,160,714

Road & Rail (0.8%)
Union Pacific Corp.	11,440	1,006,720

Total Industrials		16,006,591

Information Technology (2.9%)
Computers & Peripherals (1.8%)
Hewlett-Packard Co.	39,120	1,435,313
Sun Microsystems, Inc.*	174,700	868,259

		2,303,572

IT Services (1.0%)
Automatic Data Processing, Inc.	25,670	1,215,218

Software (0.1%)
Symantec Corp.*	6,530	138,958

Total Information Technology		3,657,748

Materials (5.5%)
Chemicals (1.4%)
Monsanto Co.	17,530	824,085
Praxair, Inc.	15,880	939,461

		1,763,546

Metals & Mining (2.7%)
Barrick Gold Corp.	62,170	1,909,862
Newmont Mining Corp.	36,380	1,555,245

		3,465,107

Paper & Forest Products (1.4%)
International Paper Co.	49,276	1,706,428

Total Materials		6,935,081

Telecommunication Services (5.0%)
Diversified Telecommunication Services (4.7%)
AT&T, Inc.	102,260	3,329,585
BellSouth Corp.	31,340	1,339,785
Verizon Communications, Inc.	35,030	1,300,664

		5,970,034

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	18,910	324,307

Total Telecommunication Services		6,294,341

Utilities (5.7%)
Electric Utilities (3.1%)
Entergy Corp.	2,780	217,479
FPL Group, Inc.	30,830	1,387,350
PPL Corp.	17,840	$586,936
Progress Energy, Inc.	15,550	705,659
Southern Co.	30,140	1,038,625

		3,936,049

Multi-Utilities (2.6%)
Ameren Corp.	12,770	674,128
Consolidated Edison, Inc.	8,540	394,548
Dominion Resources, Inc.	7,450	569,851
PG&E Corp.	37,870	1,577,285

		3,215,812

Total Utilities		7,151,861

Total Common Stocks (94.3%) (Cost $111,336,916).		118,964,934

INVESTMENT COMPANY:
Exchange Traded Fund (0.7%)
iShares MSCI Japan Index Fund (Cost $862,797)	64,030	867,607

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.3%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $7,899,806)	$7,899,806	7,899,806

Total Investments (101.3%) (Cost/Amortized Cost $120,099,519)		127,732,347
Other Assets Less Liabilities (-1.3%)		(1,631,065)

Net Assets (100%)		$126,101,282

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,297,329
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$15,334,968

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,597,445
Aggregate gross unrealized depreciation	(998,157)

Net unrealized appreciation	$7,599,288

Federal income tax cost of investments	$120,133,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.1%)
Media (2.5%)
Comcast Corp., Special Class A*	24,523	$902,692
Walt Disney Co.	12,330	381,120

		1,283,812

Multiline Retail (2.0%)
Federated Department Stores, Inc.	7,666	331,248
Kohl’s Corp.*	4,223	274,157
Target Corp.	7,846	433,491

		1,038,896

Specialty Retail (0.5%)
Best Buy Co., Inc.	5,305	284,136

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	6,267	549,115

Total Consumer Discretionary		3,155,959

Consumer Staples (18.4%)
Beverages (4.8%)
Anheuser-Busch Cos., Inc.	4,311	204,816
Coca-Cola Co.	13,465	601,616
Diageo plc (Sponsored ADR)	10,589	752,242
PepsiCo, Inc.	14,295	932,892

		2,491,566

Food & Staples Retailing (4.4%)
CVS Corp.	17,336	556,832
Kroger Co.	25,675	594,120
Wal-Mart Stores, Inc.	18,489	911,877
Walgreen Co.	5,576	247,519

		2,310,348

Food Products (3.3%)
Campbell Soup Co.	17,782	649,043
Kellogg Co.	5,667	280,630
Kraft Foods, Inc., Class A	22,228	792,651

		1,722,324

Household Products (5.9%)
Clorox Co.	4,899	308,637
Colgate-Palmolive Co.	14,829	920,881
Kimberly-Clark Corp.	4,220	275,819
Procter & Gamble Co.	24,992	1,549,004

		3,054,341

Total Consumer Staples		9,578,579

Energy (6.6%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	7,559	515,524
GlobalSantaFe Corp.	2,314	115,677
Schlumberger Ltd.	9,427	584,757

		1,215,958

Oil, Gas & Consumable Fuels (4.3%)
Chevron Corp.	7,999	518,815
ConocoPhillips	3,354	199,664
Exxon Mobil Corp.	15,894	1,066,487
Valero Energy Corp.	3,326	171,189
XTO Energy, Inc.	6,282	264,661

		2,220,816

Total Energy		3,436,774

Financials (13.1%)
Capital Markets (2.4%)
Bank of New York Co., Inc.	17,664	622,833
Morgan Stanley	8,760	638,691

		1,261,524

Commercial Banks (3.4%)
Commerce Bancorp, Inc./New Jersey	4,644	170,481
Marshall & Ilsley Corp.	1,050	50,589
PNC Financial Services Group, Inc.	3,159	228,838
SunTrust Banks, Inc.	3,073	$237,482
U.S. Bancorp	10,133	336,618
Wachovia Corp.	4,444	247,975
Wells Fargo & Co.	13,770	498,199

		1,770,182

Consumer Finance (0.3%)
American Express Co.	2,903	162,800

Diversified Financial Services (4.0%)
Bank of America Corp.	15,883	850,852
Citigroup, Inc.	14,891	739,636
JPMorgan Chase & Co.	10,688	501,909

		2,092,397

Insurance (2.2%)
Aflac, Inc.	4,675	213,928
American International Group, Inc.	6,174	409,089
Hartford Financial Services Group, Inc.	3,005	260,684
XL Capital Ltd., Class A	3,820	262,434

		1,146,135

Thrifts & Mortgage Finance (0.8%)
Fannie Mae	4,512	252,266
Freddie Mac	2,414	160,120

		412,386

Total Financials		6,845,424

Health Care (18.3%)
Biotechnology (3.0%)
Amgen, Inc.*	5,300	379,109
Genentech, Inc.*	2,772	229,244
Gilead Sciences, Inc.*	9,150	628,605
ImClone Systems, Inc.*	12,395	351,027

		1,587,985

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	9,302	422,869
Medtronic, Inc.	14,128	656,104
St. Jude Medical, Inc.*	8,457	298,448
Zimmer Holdings, Inc.*	6,755	455,962

		1,833,383

Health Care Providers & Services (2.1%)
Caremark Rx, Inc.	4,599	260,625
Medco Health Solutions, Inc.*	9,434	567,078
WellPoint, Inc.*	3,157	243,247

		1,070,950

Pharmaceuticals (9.7%)
Abbott Laboratories	12,938	628,269
Allergan, Inc.	92	10,360
GlaxoSmithKline plc (ADR)	7,047	375,112
Johnson & Johnson	15,209	987,672
Kos Pharmaceuticals, Inc.*	3,304	163,284
Novartis AG (ADR)	17,277	1,009,668
Pfizer, Inc.	27,267	773,292
Wyeth	21,328	1,084,316

		5,031,973

Total Health Care		9,524,291

Industrials (12.3%)
Aerospace & Defense (5.6%)
Boeing Co.	5,978	471,365
General Dynamics Corp.	7,414	531,362
Honeywell International, Inc.	5,929	242,496
Lockheed Martin Corp.	7,276	626,173
Northrop Grumman Corp.	3,544	241,240
Raytheon Co.	9,104	437,083
United Technologies Corp.	5,761	364,959

		2,914,678

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	5,339	$384,088

Construction & Engineering (0.6%)
Fluor Corp.	3,708	285,108

Electrical Equipment (1.7%)
Emerson Electric Co.	10,257	860,152

Industrial Conglomerates (2.2%)
General Electric Co.	33,068	1,167,300

Machinery (1.2%)
Caterpillar, Inc.	3,921	258,002
Deere & Co.	1,913	160,520
Parker Hannifin Corp.	2,791	216,944

		635,466

Road & Rail (0.3%)
Union Pacific Corp.	1,984	174,592

Total Industrials		6,421,384

Information Technology (9.5%)
Communications Equipment (2.9%)
Corning, Inc.*	32,536	794,204
QUALCOMM, Inc.	20,556	747,210

		1,541,414

Computers & Peripherals (1.3%)
Hewlett-Packard Co.	9,724	356,774
International Business Machines Corp.	3,784	310,061

		666,835

IT Services (0.5%)
Automatic Data Processing, Inc.	5,376	254,500

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	3,169	78,749
Intel Corp.	14,138	290,819
Texas Instruments, Inc.	14,056	467,362

		836,930

Software (3.2%)
Activision, Inc.*	38,280	578,028
Electronic Arts, Inc.*	5,589	311,195
Microsoft Corp.	21,306	582,293
Oracle Corp.*	11,466	203,407

		1,674,923

Total Information Technology		4,974,602

Materials (5.1%)
Chemicals (3.0%)
Monsanto Co.	23,765	1,117,193
Praxair, Inc.	7,350	434,826

		1,552,019

Metals & Mining (2.1%)
Barrick Gold Corp.	19,226	590,623
Newmont Mining Corp.	11,807	504,749

		1,095,372

Total Materials		2,647,391

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	20,789	676,890
BellSouth Corp.	9,527	407,279
Verizon Communications, Inc.	9,419	349,727

		1,433,896

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	5,039	86,419

Total Telecommunication Services		1,520,315

Utilities (3.7%)
Electric Utilities (2.4%)
FPL Group, Inc.	11,641	$523,845
Progress Energy, Inc.	7,151	324,512
Southern Co.	11,960	412,142

		1,260,499

Multi-Utilities (1.3%)
Dominion Resources, Inc.	1,696	129,727
PG&E Corp.	12,397	516,335

		646,062

Total Utilities		1,906,561

Total Common Stocks (96.0%) (Cost $46,604,322)		50,011,280

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.7%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $ 3,480,095)	$3,480,095	3,480,095

Total Investments (102.7%) (Cost/Amortized Cost $ 50,084,417)		53,491,375
Other Assets Less Liabilities (-2.7%)		(1,409,460)

Net Assets (100%)		$52,081,915

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$30,609,646
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,663,019

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,146,191
Aggregate gross unrealized depreciation	(753,274)

Net unrealized appreciation	$3,392,917

Federal income tax cost of investments	$50,098,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.4%)
Distributors (1.8%)
Genuine Parts Co.	92,200	$3,976,586

Hotels, Restaurants & Leisure (2.4%)
Brinker International, Inc.	66,500	2,665,985
OSI Restaurant Partners, Inc.	81,200	2,574,852

		5,240,837

Household Durables (4.7%)
American Greetings Corp., Class A	115,600	2,672,672
Newell Rubbermaid, Inc.	79,200	2,242,944
Snap-On, Inc.	83,900	3,737,745
Tupperware Brands Corp.	85,300	1,659,938

		10,313,299

Media (6.7%)
Clear Channel Communications, Inc.	153,300	4,422,705
Interpublic Group of Cos., Inc.*	541,800	5,363,820
R.H. Donnelley Corp.	92,100	4,872,090

		14,658,615

Multiline Retail (1.5%)
Federated Department Stores, Inc.	76,640	3,311,614

Specialty Retail (3.3%)
Foot Locker, Inc.	130,100	3,285,025
OfficeMax, Inc.	94,000	3,829,560

		7,114,585

Total Consumer Discretionary		44,615,536

Consumer Staples (2.7%)
Food & Staples Retailing (2.7%)
Kroger Co.	119,600	2,767,544
Safeway, Inc.	101,900	3,092,665

Total Consumer Staples		5,860,209

Energy (4.9%)
Energy Equipment & Services (3.2%)
GlobalSantaFe Corp.	76,200	3,809,238
Halliburton Co.	109,000	3,101,050

		6,910,288

Oil, Gas & Consumable Fuels (1.7%)
EOG Resources, Inc.	58,100	3,779,405

Total Energy		10,689,693

Financials (12.1%)
Insurance (9.7%)
ACE Ltd.	34,100	1,866,293
Conseco, Inc.*	167,800	3,522,122
Everest Reinsurance Group Ltd.	22,500	2,194,425
Genworth Financial, Inc.	73,400	2,569,734
Partner Reinsurance Ltd.	65,500	4,425,835
Safeco Corp.	40,000	2,357,200
XL Capital Ltd., Class A	62,400	4,286,880

		21,222,489

Real Estate Investment Trusts (REIT) (2.0%)
Host Hotels & Resorts, Inc. (REIT)	191,300	4,386,509

Thrifts & Mortgage Finance (0.4%)
PMI Group, Inc.	20,100	880,581

Total Financials		26,489,579

Health Care (6.2%)
Health Care Equipment & Supplies (1.1%)
Bausch & Lomb, Inc.	46,900	2,351,097

Health Care Providers & Services (1.0%)
Aetna, Inc.	58,400	2,309,720

Pharmaceuticals (4.1%)
King Pharmaceuticals, Inc.*	268,600	$4,574,258
Mylan Laboratories, Inc.	221,400	4,456,782

		9,031,040

Total Health Care		13,691,857

Industrials (9.4%)
Commercial Services & Supplies (3.3%)
Allied Waste Industries, Inc.*	198,700	2,239,349
R.R. Donnelley & Sons Co.	153,100	5,046,176

		7,285,525

Electrical Equipment (1.7%)
Hubbell, Inc., Class B	80,100	3,836,790

Machinery (2.8%)
CNH Global N.V.	16,400	380,644
Cummins, Inc.	19,800	2,360,754
Timken Co.	112,600	3,353,228

		6,094,626

Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	50,800	3,404,616

Total Industrials		20,621,557

Information Technology (14.3%)
Communications Equipment (5.7%)
ADC Telecommunications, Inc.*	201,000	3,015,000
Avaya, Inc.*	350,700	4,012,008
JDS Uniphase Corp.*	1,030,300	2,256,357
Tellabs, Inc.*	295,700	3,240,872

		12,524,237

Internet Software & Services (0.2%)
Openwave Systems, Inc.*	37,400	350,064

IT Services (2.7%)
Sabre Holdings Corp., Class A	254,200	5,945,738

Software (5.7%)
Cadence Design Systems, Inc.*	264,900	4,492,704
McAfee, Inc.*	196,200	4,799,052
Sybase, Inc.*	132,500	3,211,800

		12,503,556

Total Information Technology		31,323,595

Materials (13.7%)
Chemicals (6.6%)
Chemtura Corp.	284,400	2,465,748
Eastman Chemical Co.	84,300	4,553,886
Monsanto Co.	45,000	2,115,450
Mosaic Co.*	249,400	4,214,860
Potash Corp. of Saskatchewan, Inc.	11,200	1,166,928

		14,516,872

Containers & Packaging (4.3%)
Ball Corp.	120,700	4,882,315
Pactiv Corp.*	160,900	4,572,778

		9,455,093

Paper & Forest Products (2.8%)
Bowater, Inc.	117,100	2,408,747
MeadWestvaco Corp.	135,300	3,586,803

		5,995,550

Total Materials .		29,967,515

Telecommunication Services (4.7%)
Diversified Telecommunication Services (4.7%)
CenturyTel, Inc.	58,600	2,324,662
Embarq Corp.	56,100	2,713,557
Level 3 Communications, Inc.*	85,000	454,750

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Qwest Communications International, Inc.*	562,800	$4,907,616

Total Telecommunication Services		10,400,585

Utilities (8.5%)
Electric Utilities (1.7%)
Northeast Utilities	161,500	3,758,105

Gas Utilities (0.5%)
Southwest Gas Corp.	34,600	1,152,872

Multi-Utilities (6.3%)
Ameren Corp.	80,000	4,223,200
CMS Energy Corp.*	247,400	3,572,456
NiSource, Inc.	194,800	4,234,952
Puget Energy, Inc.	71,200	1,618,376

		13,648,984

Total Utilities		18,559,961

Total Common Stocks (96.9%) (Cost $205,509,849)		212,220,087

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (4.1%)
JPMorgan Chase Nassau
4.78%, 10/2/06
(Amortized Cost $8,969,570)	$8,969,570	$8,969,570

Total Investments (101.0%) (Cost/Amortized Cost $214,479,419)		221,189,657
Other Assets Less Liabilities (-1.0%)		(2,118,479)

Net Assets (100%)		$219,071,178

*	Non-income producing.

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$117,034,401
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$29,169,531

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,408,310
Aggregate gross unrealized depreciation	(6,703,807)

Net unrealized appreciation	$6,704,503

Federal income tax cost of investments	$214,485,154

For the nine months ended September 30, 2006, the Portfolio incurred approximately $12 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.2%)
Automobiles (3.5%)
Toyota Motor Corp. (ADR)^	1,025,242	$111,648,854

Hotels, Restaurants & Leisure (10.5%)
Four Seasons Hotels, Inc.^	279,041	17,816,768
Las Vegas Sands Corp.*^	1,202,605	82,198,052
MGM MIRAGE*^	2,081,221	82,187,417
Starbucks Corp.*	2,275,205	77,470,730
Wynn Resorts Ltd.*^	1,121,944	76,303,412

		335,976,379

Household Durables (1.6%)
Lennar Corp., Class A^	1,123,496	50,838,194

Media (3.9%)
Comcast Corp., Class A*	3,396,571	125,163,641

Multiline Retail (1.8%)
Target Corp.	1,064,501	58,813,680

Specialty Retail (2.9%)
Lowe’s Cos., Inc.	3,330,354	93,449,733

Total Consumer Discretionary		775,890,481

Consumer Staples (5.6%)
Beverages (1.5%)
PepsiCo, Inc.	727,153	47,454,005

Household Products (4.1%)
Procter & Gamble Co.	2,151,514	133,350,838

Total Consumer Staples		180,804,843

Energy (2.9%)
Energy Equipment & Services (2.9%)
Halliburton Co.	352,403	10,025,865
Schlumberger Ltd.	1,365,538	84,704,322

Total Energy		94,730,187

Financials (19.3%)
Capital Markets (13.2%)
Goldman Sachs Group, Inc.	979,199	165,651,095
Lehman Brothers Holdings, Inc.	1,434,564	105,956,897
UBS AG (Registered)^	2,577,138	152,850,055

		424,458,047

Commercial Banks (3.0%)
Wells Fargo & Co.	2,634,296	95,308,829

Insurance (2.3%)
Genworth Financial, Inc. Class A	2,135,763	74,773,063

Real Estate Investment Trusts (REIT) (0.8%)
Prologis Trust (REIT)	459,142	26,198,642

Total Financials		620,738,581

Health Care (14.9%)
Biotechnology (7.3%)
Genentech, Inc.*	2,119,533	175,285,379
Genzyme Corp.*	872,422	58,862,312

		234,147,691

Health Care Providers & Services (7.6%)
UnitedHealth Group, Inc.	4,958,039	243,935,519

Total Health Care		478,083,210

Industrials (15.1%)
Aerospace & Defense (3.8%)
Lockheed Martin Corp.	1,108,190	95,370,832
United Technologies Corp.	438,063	$27,751,291

		123,122,123

Air Freight & Logistics (3.8%)
FedEx Corp.	1,116,331	121,322,853

Machinery (2.0%)
Caterpillar, Inc.	969,684	63,805,207

Road & Rail (5.5%)
Burlington Northern Santa Fe Corp.	1,408,982	103,475,638
Union Pacific Corp.	816,143	71,820,584

		175,296,222

Total Industrials		483,546,405

Information Technology (8.6%)
Communications Equipment (4.2%)
Cisco Systems, Inc.*	3,468,482	79,775,086
Motorola, Inc.	2,190,936	54,773,400

		134,548,486

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	1,773,457	44,070,406
Texas Instruments, Inc.	2,902,368	96,503,736

		140,574,142

Total Information Technology		275,122,628

Materials (0.8%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	387,342	25,707,889

Total Materials		25,707,889

Total Common Stocks (91.4%) (Cost $2,423,546,982)		2,934,624,224

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.6%)
Allstate Life Insurance Co.
5.34%, 10/29/07 (l)	$15,000,000	15,000,000
Bear Stearns Co., Inc.
5.37%, 8/1/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/31/08 (l)	5,000,000	5,000,000
5.38%, 3/10/08 (l)	9,997,138	9,997,138
CC USA, Inc.
5.37%, 1/25/08 (l)	10,000,000	10,000,000
Deutsche Bank N.Y.
5.47%, 1/22/08 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.54%, 12/28/07 (l)	5,000,000	5,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,996,240	9,996,240
5.37%, 4/14/08 (l)	13,993,838	13,993,838
Metropolitan Life Insurance Co.
5.39%, 2/1/07 (l)	8,000,000	8,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	169,677,123	169,677,123

Total Short-Term Investments of Cash Collateral for Securities Loaned		276,664,339

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (9.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06 .	$288,124,510	$288,124,510

Total Short-Term Investments (17.6%) (Amortized Cost $564,788,849)		564,788,849

Total Investments (109.0%) (Cost/Amortized Cost $2,988,335,831)		3,499,413,073
Other Assets Less Liabilities (-9.0%)		(288,756,502)

Net Assets (100%)		$3,210,656,571

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,713,388,604
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,560,994,024

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$515,871,704
Aggregate gross unrealized depreciation	(9,475,045)

Net unrealized appreciation	$506,396,659

Federal income tax cost of investments	$2,993,016,414

At September 30, 2006, the Portfolio had loaned securities with a total value of $273,088,533. This was secured by collateral of $276,664,339 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $16,132,428 of which $9,961,545 expires in the year 2008, and $6,170,883 expires in the year 2009.

Included in the capital loss carryforward amounts are $16,132,428 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.^	1,541,920	$60,319,911

Household Durables (1.7%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	1,536,300	53,785,863

Media (6.6%)
Comcast Corp., Class A*	5,500	202,675
Comcast Corp., Special Class A*^	1,370,900	50,462,829
Gannett Co., Inc.^	371,600	21,118,028
Interpublic Group of Cos., Inc.*^	2,389,400	23,655,060
Time Warner, Inc.	3,586,110	65,374,785
Walt Disney Co.	1,441,800	44,566,038

		205,379,415

Specialty Retail (2.2%)
Foot Locker, Inc.	634,000	16,008,500
Gap, Inc.	2,765,855	52,412,952

		68,421,452

Total Consumer Discretionary		387,906,641

Consumer Staples (8.7%)
Beverages (1.4%)
Coca-Cola Enterprises, Inc.	2,130,600	44,380,398

Food & Staples Retailing (0.3%)
Kroger Co.	384,400	8,895,016

Food Products (4.5%)
Cadbury Schweppes plc (ADR)^	160,400	6,860,308
General Mills, Inc.^	1,391,500	78,758,900
Unilever N.V. (N.Y. Shares)	2,273,900	55,801,506

		141,420,714

Household Products (2.5%)
Kimberly-Clark Corp.^	1,171,520	76,570,547

Total Consumer Staples		271,266,675

Energy (7.7%)
Energy Equipment & Services (3.4%)
BJ Services Co.^	743,800	22,410,694
GlobalSantaFe Corp.^	1,668,300	83,398,317

		105,809,011

Oil, Gas & Consumable Fuels (4.3%)
Cameco Corp.^	4,200	153,594
Chevron Corp.	446,800	28,979,448
Exxon Mobil Corp.	1,561,590	104,782,689

		133,915,731

Total Energy		239,724,742

Financials (26.5%)
Capital Markets (5.0%)
Bank of New York Co., Inc.	1,989,900	70,163,874
Morgan Stanley	1,177,300	85,836,943

		156,000,817

Commercial Banks (0.0%)
U.S. Bancorp	2,500	83,050
Wells Fargo & Co.	4,500	162,810

		245,860

Diversified Financial Services (10.3%)
Bank of America Corp.	1,925,380	103,142,607
Citigroup, Inc.	1,614,017	80,168,224
JPMorgan Chase & Co.	2,920,490	137,146,210

		320,457,041

Insurance (11.2%)
ACE Ltd.	440	24,081
American International Group, Inc.	1,587,800	$105,207,628
Genworth Financial, Inc.^	2,235,800	78,275,358
Marsh & McLennan Cos., Inc.^	834,300	23,485,545
St. Paul Travelers Cos., Inc.	2,451,438	114,947,928
XL Capital Ltd., Class A^	358,200	24,608,340

		346,548,880

Total Financials		823,252,598

Health Care (8.9%)
Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	1,430,850	65,046,441

Pharmaceuticals (6.8%)
GlaxoSmithKline plc (ADR)^	1,009,900	53,756,977
Johnson & Johnson	578,800	37,587,272
Pfizer, Inc.	2,495,370	70,768,693
Schering-Plough Corp.	2,249,200	49,684,828

		211,797,770

Total Health Care		276,844,211

Industrials (11.5%)
Aerospace & Defense (5.6%)
Honeywell International, Inc.	964,700	39,456,230
Northrop Grumman Corp.	854,600	58,172,622
Raytheon Co.	1,620,500	77,800,205

		175,429,057

Industrial Conglomerates (4.8%)
General Electric Co.	2,121,300	74,881,890
Tyco International Ltd.	2,622,700	73,409,373

		148,291,263

Machinery (1.1%)
Deere & Co.^	406,800	34,134,588

Total Industrials		357,854,908

Information Technology (8.2%)
Computers & Peripherals (5.4%)
Hewlett-Packard Co.	1,352,257	49,614,309
International Business Machines Corp.^	1,013,060	83,010,137
Sun Microsystems, Inc.*	6,828,700	33,938,639

		166,563,085

IT Services (0.7%)
Unisys Corp.*^	3,990,900	22,588,494

Office Electronics (0.6%)
Xerox Corp.*^	1,128,500	17,559,460

Semiconductors & Semiconductor Equipment (1.2%)
LSI Logic Corp.*^	4,628,500	38,046,270

Software (0.3%)
Borland Software Corp.*^	1,446,700	8,289,591

Total Information Technology		253,046,900

Materials (4.6%)
Chemicals (2.1%)
Dow Chemical Co.	2,500	97,450
E.I. du Pont de Nemours & Co.^	1,540,650	66,001,446

		66,098,896

Containers & Packaging (0.8%)
Packaging Corp. of America^	1,102,000	25,566,400

Metals & Mining (1.7%)
Alcoa, Inc.^	1,811,207	50,786,244

Total Materials		142,451,540

Telecommunication Services (6.5%)
Diversified Telecommunication Services (5.4%)
AT&T, Inc.^	1,796,500	58,494,040

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
BellSouth Corp.	1,141,010	$48,778,178
Verizon Communications, Inc.	1,678,400	62,318,992

		169,591,210

Wireless Telecommunication Services (1.1%)
Sprint Nextel Corp.	1,945,600	33,367,040

Total Telecommunication Services		202,958,250

Utilities (0.9%)
Electric Utilities (0.0%)
Entergy Corp.	900	70,407
Progress Energy, Inc.^	610	27,682
Southern Co.	1,000	34,460

		132,549

Multi-Utilities (0.9%)
Consolidated Edison, Inc.	1,600	73,920
Dominion Resources, Inc.^	361,560	27,655,724

		27,729,644

Total Utilities		27,862,193

Total Common Stocks (96.0%) (Cost $2,643,648,284)		2,983,168,658

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.7%)
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	$8,000,000	8,000,000
Deutsche Bank/London
5.34%, 1/31/07 (l)	14,000,000	14,000,000
Goldman Sachs Group, Inc.
5.52%, 10/1/07	10,000,000	10,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	3,000,000	3,000,000
Lafayette Asset Securitization LLC
5.29%, 10/11/06	14,918,754	14,918,754
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.56%, 10/29/07 (l)	5,000,000	5,000,000
5.49%, 9/28/08 (l)	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	$11,000,000	$11,000,000
New York Life Insurance Co.
5.41%, 12/29/06 (l) .	4,000,000	4,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	102,042,767	102,042,767
Pricoa Global Funding I
5.37%, 9/22/08 (l)	20,000,000	20,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		206,961,521

Time Deposit (3.8%)
JPMorgan Chase Nassau
4.78%, 10/2/06	118,711,297	118,711,297

Total Short-Term Investments (10.5%) (Amortized Cost $325,672,818)		325,672,818

Total Investments (106.5%) (Cost/Amortized Cost $2,969,321,102)		3,308,841,476
Other Assets Less Liabilities (-6.5%)		(201,803,797)

Net Assets (100%)		$3,107,037,679

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$938,878,760
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$974,693,080

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$379,208,870
Aggregate gross unrealized depreciation	(49,351,598)

Net unrealized appreciation	$329,857,272

Federal income tax cost of investments	$2,978,984,204

At September 30, 2006, the Portfolio had loaned securities with a total value of $202,120,582. This was secured by collateral of $206,961,521 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $401,244 as brokerage commissions with Merrill Lynch & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.9%)
Australia & New Zealand Banking Group Ltd.^	921,000	$18,460,777
Australian Worldwide Exploration Ltd.*^	5,612,400	12,104,053
AWB Ltd.^	2,826,049	6,896,231
Iluka Resources Ltd.^	1,580,000	8,383,223
Multiplex Group^	4,657,558	12,234,473

Total Australia		58,078,757

Japan (18.8%)
Asahi Breweries Ltd.^	2,083,000	30,380,943
Canon, Inc.	455,400	23,760,335
Honda Motor Co., Ltd.^	624,600	21,002,516
KDDI Corp.	3,100	19,324,948
Mitsubishi UFJ Financial Group, Inc.^	1,408	18,126,964
Mitsubishi UFJ Securities Co.^	1,678,000	21,034,515
Namco Bandai Holdings, Inc.^	541,400	8,515,477
Nippon Mining Holdings, Inc.^	2,430,000	17,185,872
Nissan Motor Co., Ltd.^	2,133,000	23,901,741
Sekisui House Ltd.^	1,578,000	23,884,183
Sojitz Corp.*^	3,599,000	11,705,552
Sompo Japan Insurance, Inc.	2,251,000	29,494,744
Sumitomo Metal Industries Ltd.	3,791,000	14,545,572
Sumitomo Mitsui Financial Group, Inc.^	3,700	38,859,950
Takeda Pharmaceutical Co., Ltd.^	341,000	21,286,325
Takefuji Corp.^	583,700	26,795,867
Toyota Motor Corp.^	593,000	32,245,458

Total Japan		382,050,962

Other European Countries (45.0%)
Belgium (0.6%)
AGFA Gevaert N.V.	543,053	12,863,962

Finland (1.7%)
Fortum Oyj	1,256,629	33,444,449

France (11.2%)
Assurances Generales de France^	114,460	14,397,726
BNP Paribas	378,972	40,733,327
Credit Agricole S.A.^	664,534	29,159,898
Peugeot S.A.^	343,316	19,339,805
Renault S.A.^	278,133	31,867,794
Total S.A.^	675,939	44,310,716
Vallourec^	90,082	20,985,082
Vinci S.A.^	237,745	26,442,153

		227,236,501

Germany (11.8%)
Allianz AG (Registered)	152,193	26,312,045
BASF AG	293,633	23,489,249
Bayer AG^	503,383	25,633,949
Deutsche Post AG (Registered)^	748,090	19,616,210
Deutsche Postbank AG	123,698	9,378,162
E.ON AG^	260,860	30,889,943
Hochtief AG^	353,123	22,084,117
RWE AG	283,783	26,152,324
Siemens AG (Registered)	387,936	33,809,553
ThyssenKrupp AG^	691,664	23,279,714

		240,645,266

Ireland (1.8%)
Allied Irish Banks plc	1,382,733	36,783,118

Italy (6.4%)
Capitalia S.p.A.	2,309,190	19,101,337
ENI S.p.A.^	1,688,079	49,973,802
Telecom Italia S.p.A. (RNC)	10,658,402	$25,652,908
UniCredito Italiano S.p.A.	4,233,328	35,098,009

		129,826,056

Netherlands (5.1%)
ING Groep N.V. (CVA)	1,020,659	44,851,387
Mittal Steel Co. N.V.^	391,396	13,644,440
Royal Dutch Shell plc, Class B	1,357,140	45,960,813

		104,456,640

Spain (1.9%)
Banco Bilbao Vizcaya
Argentaria S.A.	1,622,346	37,505,699

Switzerland (4.5%)
Credit Suisse Group (Registered)	524,291	30,250,372
Swiss Reinsurance (Registered)	330,794	25,245,812
UBS AG (Registered)	605,782	36,135,806

		91,631,990

Total Other European Countries		914,393,681

Scandanavia (5.0%)
Norway (1.3%)
Statoil ASA^	1,114,739	26,377,929

Sweden (3.7%)
Investor AB, Class B^	1,619,024	33,690,315
Svenska Handelsbanken, Inc.^	842,494	22,762,185
TeliaSonera AB	3,092,493	19,833,006

		76,285,506

Total Scandanavia		102,663,435

Southeast Asia (4.6%)
Singapore (1.4%)
Keppel Corp., Ltd.	965,000	9,002,773
United Overseas Bank Ltd.	1,960,000	20,138,679

		29,141,452

South Korea (0.9%)
POSCO	72,049	18,649,768

Taiwan (2.3%)
Lite-On Technology Corp.	16,375,809	20,211,551
Taiwan Mobile Co., Ltd .	17,802,000	17,050,333
Vanguard International
Semiconductor Corp.	13,886,235	8,894,574

		46,156,458

Total Southeast Asia		93,947,678

United Kingdom (17.4%)
Aviva plc	2,719,232	39,771,619
BAE Systems plc	4,189,532	30,931,618
Barclays plc	3,121,991	39,305,813
BP plc	2,779,137	30,213,301
HBOS plc	2,267,174	44,763,608
HSBC Holdings plc	3,557,755	64,762,428
Kesa Electricals plc	3,112,655	18,940,030
Prudential plc	2,637,988	32,694,823
Vodafone Group plc	22,580,549	51,564,238

Total United Kingdom		352,947,478

Total Common Stocks (93.7%) (Cost $1,642,328,573)		1,904,081,991

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.6%)
Allstate Life Insurance Co.
5.34%, 10/29/07 (l)	$15,000,000	15,000,000

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Beta Finance, Inc.
5.38%, 3/10/08 (l)	$9,997,138	$9,997,138
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	5,000,000	5,000,000
Commonwealth Bank Australia
5.33%, 10/29/07 (l)	5,000,000	5,000,000
Deutsche Bank/London
5.34%, 3/1/07	25,000,000	24,999,999
Genworth Life Insurance Co.
5.48%, 5/24/07 (l)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
5.50%, 3/7/07	5,000,000	5,000,000
5.54%, 12/28/07 (l)	5,000,000	5,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,996,240	9,996,240
Lehman Holdings
5.50%, 9/30/08 (l)	10,000,000	10,000,000
Metropolitan Life Insurance Co.
5.45%, 12/15/06 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.56%, 10/29/07 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.36%, 11/13/06	24,997,147	24,997,147
New York Life Global Funding
5.33%, 9/18/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06 (l)	184,487,164	184,487,163
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	14,999,497	14,999,497
Ticonderoga Funding LLC
5.32%, 10/10/06	9,982,300	9,982,300
UBS Securities LLC
5.42%, 10/2/06 (l)	119,500	119,500
Unicredito Italiano N.Y.
5.48%, 10/4/06 (l)	14,997,867	14,997,867
US Bank N.A.
5.32%, 10/2/06 (l)	9,999,575	9,999,575
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	22,500,000	22,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		418,076,426

Time Deposit (3.3%)
JPMorgan Chase Nassau
4.78%, 10/2/06	$66,869,239	$66,869,239

Total Short-Term Investments (23.9%) (Amortized Cost $484,945,665)		484,945,665

Total Investments (117.6%) (Cost/Amortized Cost $2,127,274,238)		2,389,027,656
Other Assets Less Liabilities (-17.6%)		(356,893,847)

Net Assets (100%)		$2,032,133,809

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		9.5%
Consumer Staples		1.8
Energy		11.1
Financials
Capital Markets	4.3%
Commercial Banks	23.4
Consumer Finance	1.3
Diversified Financial Services	3.9
Insurance	8.2
Real Estate	0.6

Total Financials		41.7
Health Care		1.0
Industrials		8.6
Information Technology		2.6
Materials		6.3
Telecommunications Services		6.6
Utilities		4.5
Cash and Other		6.3

		100.0%

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,078,975,272
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$765,651,179

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$285,308,765
Aggregate gross unrealized depreciation	(32,841,715)

Net unrealized appreciation	$252,467,050

Federal income tax cost of investments	$2,136,560,606

At September 30, 2006, the Portfolio had loaned securities with a total value of $396,603,029. This was secured by collateral of $418,076,426 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments

For the nine months ended September 30, 2006, the Portfolio incurred approximately $41,589 as brokerage commissions with Merrill Lynch & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $4,728,331 which expires in the year 2009.

Included in the capital loss carryforward amounts are $4,728,331 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Fedral Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Diversified Consumer Services (1.7%)
DeVry, Inc.*^	168,730	$3,588,887
ITT Educational Services, Inc.*^	67,890	4,501,107
New Oriental Education & Technology Group (ADR)*	89,980	2,182,015
Strayer Education, Inc.^	38,130	4,126,047

		14,398,056

Hotels, Restaurants & Leisure (3.8%)
Carnival Corp	78,900	3,710,667
Cheesecake Factory, Inc.*^	80,800	2,196,952
International Game Technology	268,460	11,141,090
Las Vegas Sands Corp.*	71,240	4,869,254
Shuffle Master, Inc.*^	53,240	1,438,012
Sonic Corp.*	38,000	859,180
Station Casinos, Inc.^	103,680	5,995,815
Texas Roadhouse, Inc., Class A*^	125,300	1,538,684

		31,749,654

Household Durables (1.0%)
Harman International Industries, Inc	104,090	8,685,270

Internet & Catalog Retail (0.5%)
Submarino S.A.	224,190	4,368,142

Media (3.0%)
Grupo Televisa S.A. (ADR)^	300,110	6,380,339
News Corp., Class A	863,410	16,966,006
Playboy Enterprises, Inc., Class B*^	137,990	1,298,486

		24,644,831

Multiline Retail (1.2%)
Family Dollar Stores, Inc.	116,400	3,403,536
Kohl’s Corp.*	62,320	4,045,814
Nordstrom, Inc.	67,100	2,838,330

		10,287,680

Specialty Retail (2.4%)
Aeropostale, Inc.*^	81,220	2,374,061
Best Buy Co., Inc.	130,000	6,962,800
Dick’s Sporting Goods, Inc.*^	27,600	1,256,352
GameStop Corp., Class A*^	56,500	2,614,820
Staples, Inc.	288,900	7,028,937

		20,236,970

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.*	112,600	3,873,440

Total Consumer Discretionary		118,244,043

Consumer Staples (3.8%)
Beverages (1.2%)
PepsiCo, Inc.	159,740	10,424,632

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	124,810	6,200,561
Wal-Mart de Mexico S.A. de C.V., Series V	365,958	1,244,399

		7,444,960

Household Products (1.0%)
Colgate-Palmolive Co.	136,970	8,505,837

Tobacco (0.7%)
Altria Group, Inc.	76,100	5,825,455

Total Consumer Staples		32,200,884

Energy (4.8%)
Energy Equipment & Services (4.0%)
GlobalSantaFe Corp.	274,930	13,743,750
Noble Corp.	79,900	5,127,982
Schlumberger Ltd.	152,470	9,457,714
Smith International, Inc.	115,700	4,489,160
Transocean, Inc.*	11,560	$846,539

		33,665,145

Oil, Gas & Consumable Fuels (0.8%)
Consol Energy, Inc.	83,360	2,645,013
Occidental Petroleum Corp.	73,500	3,536,085

		6,181,098

Total Energy		39,846,243

Financials (8.0%)
Capital Markets (4.6%)
Affiliated Managers Group, Inc.*^	8,500	850,935
Bank of New York Co., Inc.	167,030	5,889,478
Charles Schwab Corp.	450,760	8,068,604
EFG International (Registered)*	20,900	685,028
Evercore Partners, Inc., Class A*	22,560	649,728
Goldman Sachs Group, Inc.	28,900	4,889,013
State Street Corp.	120,640	7,527,936
UBS AG (Registered)	169,120	10,030,507

		38,591,229

Consumer Finance (1.4%)
American Express Co.	204,240	11,453,779

Diversified Financial Services (2.0%)
Chicago Mercantile Exchange Holdings, Inc.	29,730	14,218,373
Moody’s Corp.	47,180	3,084,628

		17,303,001

Total Financials		67,348,009

Health Care (17.8%)
Biotechnology (5.5%)
Actelion Ltd. (Registered)*^	25,960	3,714,043
Amgen, Inc.*	133,430	9,544,248
Celgene Corp.*	183,610	7,950,313
Genentech, Inc.*	94,510	7,815,977
Genzyme Corp.*	183,308	12,367,791
Gilead Sciences, Inc.*	64,100	4,403,670

		45,796,042

Health Care Equipment & Supplies (4.9%)
Advanced Medical Optics, Inc.*^	312,690	12,366,889
Cytyc Corp.*	548,890	13,436,827
Gen-Probe, Inc.*	16,410	769,465
ResMed, Inc.*^	101,650	4,091,413
St. Jude Medical, Inc.*	263,820	9,310,208
Thoratec Corp.*^	97,940	1,528,843

		41,503,645

Health Care Providers & Services (1.0%)
Caremark Rx, Inc.	103,140	5,844,944
McKesson Corp.	46,600	2,456,752

		8,301,696

Life Sciences Tools & Services (1.3%)
Millipore Corp.*	173,190	10,616,547

Pharmaceuticals (5.1%)
Allergan, Inc.	96,570	10,874,748
Endo Pharmaceuticals Holdings, Inc.*	96,600	3,144,330
GlaxoSmithKline plc	375,890	9,984,484
Johnson & Johnson	99,180	6,440,749
Roche Holding AG	73,860	12,734,584

		43,178,895

Total Health Care		149,396,825

Industrials (7.4%)
Aerospace & Defense (3.0%)
Lockheed Martin Corp.	122,790	10,567,307
Precision Castparts Corp.	74,410	4,699,736
United Technologies Corp.	156,760	9,930,746

		25,197,789

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.3%)
UTi Worldwide, Inc.	92,700	$2,592,819

Commercial Services & Supplies (1.1%)
Corporate Executive Board Co.	65,660	5,903,490
Monster Worldwide, Inc.*	88,330	3,196,663

		9,100,153

Electrical Equipment (1.7%)
Rockwell Automation, Inc.	252,520	14,671,412

Machinery (1.1%)
Danaher Corp.	33,850	2,324,479
Deere & Co.	77,380	6,492,956

		8,817,435

Trading Companies & Distributors (0.2%)
W.W. Grainger, Inc.	22,920	1,536,099

Total Industrials		61,915,707

Information Technology (34.9%)
Communications Equipment (6.6%)
Cisco Systems, Inc.*	748,530	17,216,190
Juniper Networks, Inc.*	512,752	8,860,355
Nice Systems Ltd. (ADR)*	277,930	7,690,323
Nortel Networks Corp.*	2,091,280	4,809,944
QUALCOMM, Inc.	251,980	9,159,473
Research In Motion Ltd.*	73,300	7,524,978

		55,261,263

Computers & Peripherals (3.6%)
Apple Computer, Inc.*	154,290	11,884,959
Hewlett-Packard Co .	69,300	2,542,617
Network Appliance, Inc.*	90,700	3,356,807
SanDisk Corp.*	231,810	12,411,107

		30,195,490

Internet Software & Services (6.2%)
Akamai Technologies, Inc.*^	25,200	1,259,748
Baidu.com (ADR)*^	51,360	4,496,054
CNET Networks, Inc.*^	182,780	1,751,032
eBay, Inc.*	296,450	8,407,322
Equinix, Inc.*^	111,970	6,729,397
Google, Inc., Class A*	42,540	17,096,826
Tencent Holdings Ltd.	1,059,000	2,438,123
Yahoo!, Inc.*	373,420	9,440,058

		51,618,560

IT Services (4.3%)
CheckFree Corp.*^	157,480	6,507,074
Cognizant Technology Solutions Corp., Class A*	105,400	7,805,924
First Data Corp.	459,510	19,299,420
Global Payments, Inc.	55,940	2,461,919

		36,074,337

Semiconductors & Semiconductor Equipment (4.5%)
Applied Materials, Inc.	142,400	2,524,752
Intel Corp.	431,680	8,879,658
Linear Technology Corp.	79,100	2,461,592
Marvell Technology Group Ltd.*	802,480	15,544,037
Samsung Electronics Co., Ltd. (GDR) (b)	3,210	1,125,959
Samsung Electronics Co., Ltd. (GDR) (b)(m)	21,197	7,440,147

		37,976,145

Software (9.7%)
Adobe Systems, Inc.*	588,890	22,053,930
Amdocs Ltd.*	247,090	9,784,764
Cognos, Inc.*^	81,200	2,963,800
Electronic Arts, Inc.*	385,820	21,482,458
McAfee, Inc.*	121,200	2,964,552
Micros Systems, Inc.*^	78,740	3,851,961
Nintendo Co., Ltd.	10,700	2,205,886
Salesforce.com, Inc.*	22,400	$803,712
THQ, Inc.*^	192,810	5,624,268
TIBCO Software, Inc.*	1,119,730	10,055,175

		81,790,506

Total Information Technology		292,916,301

Materials (2.0%)
Chemicals (1.8%)
Monsanto Co.	320,480	15,065,765

Metals & Mining (0.2%)
BHP Billiton Ltd. (ADR)^	52,140	1,975,063

Total Materials		17,040,828

Telecommunication Services (4.5%)
Diversified Telecommunication Services (0.6%)
Global Crossing Ltd.*^	71,400	1,463,700
Level 3 Communications, Inc.*^	623,560	3,336,046

		4,799,746

Wireless Telecommunication Services (3.9%)
America Movil S.A. de C.V. (ADR)	243,080	9,570,060
American Tower Corp., Class A*	528,607	19,294,155
Rogers Communications, Inc. Class B	71,240	3,907,935

		32,772,150

Total Telecommunication Services		37,571,896

Total Common Stocks (97.3%) (Cost $755,519,271)		816,480,736

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.4%)
Cargill, Inc.
5.33%, 10/2/06 (n)(p)	$20,256,000	20,250,002

Short-Term Investments of Cash Collateral for Securities Loaned (8.7%)
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	8,000,000	8,000,000
Merrill Lynch & Co., Inc.
5.55%, 10/19/06 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.56%, 10/29/07 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	14,998,661	14,998,661
Pricoa Global Funding 1
5.36%, 5/23/08 (l)	5,000,000	5,000,000
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	3,749,874	3,749,874
Unicredito Italiano Bank (IRE) plc
5.34%, 10/29/07 (l)	10,000,000	10,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,160	4,999,160

Total Short-Term Investments of Cash Collateral for Securities Loaned		72,747,695

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	$565	$565

Total Short-Term Investments (11.1%)
(Cost/Amortized Cost $ 93,001,261)		92,998,262

Total Investments (108.4%)
(Cost/Amortized Cost $ 848,520,532)		909,478,998
Other Assets Less Liabilities (-8.4%)		(70,135,846)

Net Assets (100%)		$839,343,152

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$958,484,073
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,036,529,925

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,034,617
Aggregate gross unrealized depreciation	(21,965,740)

Net unrealized appreciation	$59,068,877

Federal income tax cost of investments	$850,410,121

At September 30, 2006, the Portfolio had loaned securities with a total value of $70,750,519. This was secured by collateral of $72,747,695 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $916,508,439, of which $434,745,353 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.^	65,790	$3,094,103
International Game Technology	48,570	2,015,655
Ladbrokes plc	219,828	1,597,342

		6,707,100

Media (2.3%)
News Corp., Class A	102,560	2,015,304
Viacom, Inc., Class B*	51,921	1,930,423
Walt Disney Co.	112,890	3,489,430

		7,435,157

Multiline Retail (2.3%)
Federated Department Stores, Inc.	49,800	2,151,858
Kohl’s Corp.*	22,940	1,489,265
Target Corp.	72,340	3,996,785

		7,637,908

Specialty Retail (2.0%)
Chico’s FAS, Inc.*^	95,370	2,053,316
Staples, Inc.	178,430	4,341,202

		6,394,518

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	41,780	3,660,763

Total Consumer Discretionary		31,835,446

Consumer Staples (12.3%)
Beverages (3.4%)
Coca-Cola Co.	83,210	3,717,823
Diageo plc	221,190	3,898,276
PepsiCo, Inc.	53,053	3,462,239

		11,078,338

Food Products (1.4%)
Nestle S.A. (Registered)	13,189	4,585,832

Household Products (5.3%)
Colgate-Palmolive Co.	57,670	3,581,307
Procter & Gamble Co.	104,650	6,486,207
Reckitt Benckiser plc	177,260	7,330,838

		17,398,352

Tobacco (2.2%)
Altria Group, Inc.	92,550	7,084,702

Total Consumer Staples		40,147,224

Energy (9.0%)
Energy Equipment & Services (3.3%)
GlobalSantaFe Corp.	68,990	3,448,810
Noble Corp.	60,420	3,877,756
Transocean, Inc.*	46,910	3,435,219

		10,761,785

Oil, Gas & Consumable Fuels (5.7%)
EOG Resources, Inc.	58,970	3,835,998
Exxon Mobil Corp.	160,150	10,746,065
Hess Corp.^	99,140	4,106,379

		18,688,442

Total Energy		29,450,227

Financials (21.2%)
Capital Markets (6.0%)
Bank of New York Co., Inc.	117,530	4,144,108
Charles Schwab Corp.	131,620	2,355,998
Franklin Resources, Inc.	28,730	3,038,198
Goldman Sachs Group, Inc.	24,250	4,102,372
Legg Mason, Inc.	23,430	2,363,150
Lehman Brothers Holdings, Inc.	47,700	3,523,122

		19,526,948

Commercial Banks (1.0%)
Wells Fargo & Co.	91,600	3,314,088

Consumer Finance (2.8%)
American Express Co.	79,570	$4,462,286
SLM Corp.	92,440	4,805,031

		9,267,317

Diversified Financial Services (4.2%)
Bank of America Corp.	137,310	7,355,697
JPMorgan Chase & Co.	137,150	6,440,564

		13,796,261

Insurance (7.2%)
ACE Ltd.	51,870	2,838,845
American International Group, Inc.	151,190	10,017,849
Genworth Financial, Inc., Class A	107,730	3,771,627
MetLife, Inc.	79,760	4,520,797
St. Paul Travelers Cos., Inc.	52,800	2,475,792

		23,624,910

Total Financials		69,529,524

Health Care (16.4%)
Biotechnology (3.9%)
Amgen, Inc.*	97,490	6,973,460
Genzyme Corp.*	47,050	3,174,463
Gilead Sciences, Inc.*	39,090	2,685,483

		12,833,406

Health Care Equipment & Supplies (2.8%)
Boston Scientific Corp.*	87,680	1,296,787
Medtronic, Inc.	80,430	3,735,170
Zimmer Holdings, Inc.*	59,980	4,048,650

		9,080,607

Pharmaceuticals (9.7%)
Abbott Laboratories	113,710	5,521,757
Eli Lilly & Co.	76,890	4,382,730
Johnson & Johnson^	163,948	10,646,783
Roche Holding AG	26,610	4,587,968
Teva Pharmaceutical Industries Ltd. (ADR)^	41,020	1,398,372
Wyeth	100,650	5,117,046

		31,654,656

Total Health Care		53,568,669

Industrials (6.4%)
Aerospace & Defense (3.7%)
Lockheed Martin Corp.	69,170	5,952,770
United Technologies Corp.	95,600	6,056,260

		12,009,030

Air Freight & Logistics (0.8%)
FedEx Corp.	22,980	2,497,467

Electrical Equipment (0.1%)
Rockwell Automation, Inc.	6,200	360,220

Industrial Conglomerates (1.8%)
3M Co.	42,170	3,138,291
Tyco International Ltd.	100,120	2,802,359

		5,940,650

Total Industrials		20,807,367

Information Technology (17.5%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	298,348	6,862,004

Computers & Peripherals (4.6%)
Apple Computer, Inc.*	49,880	3,842,256
Dell, Inc.*^	95,500	2,181,220
EMC Corp.*	549,540	6,583,489
SanDisk Corp.*	47,670	2,552,252

		15,159,217

Internet Software & Services (0.6%)
Yahoo!, Inc.*	76,130	1,924,566

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (2.0%)
Accenture Ltd., Class A	68,870	$2,183,867
CheckFree Corp.*^	39,740	1,642,057
First Data Corp .	69,100	2,902,200

		6,728,124

Semiconductors & Semiconductor Equipment (3.4%)
Intel Corp .	213,690	4,395,604
Marvell Technology Group Ltd.*^	128,000	2,479,360
Samsung Electronics Co., Ltd. (GDR)(b)	157	55,070
Samsung Electronics Co., Ltd. (GDR)(b)(m)	11,762	4,128,462

		11,058,496

Software (4.8%)
Adobe Systems, Inc.*	97,180	3,639,391
Amdocs Ltd.*^	86,200	3,413,520
Electronic Arts, Inc.*^	61,140	3,404,275
Oracle Corp.*	295,160	5,236,139

		15,693,325

Total Information Technology		57,425,732

Materials (2.9%)
Chemicals (2.9%)
Monsanto Co.	70,400	3,309,504
Praxair, Inc.	60,190	3,560,840
Rohm & Haas Co.	58,070	2,749,615

Total Materials		9,619,959

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
Embarq Corp.	9,625	465,561
TELUS Corp.	45,610	2,571,478

Total Telecommunication Services		3,037,039

Utilities (1.5%)
Electric Utilities (1.5%)
Entergy Corp.	14,670	1,147,634
Exelon Corp.	45,100	2,730,354
FPL Group, Inc.^	21,700	976,500

Total Utilities		4,854,488

Total Common Stocks (97.8%) (Cost $276,650,402)		320,275,675

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.8%)
Jupiter Securization Corp. LLC
5.36%, 10/2/06 (n)(p)	$5,904,000	$5,902,242

Short-Term Investments of Cash Collateral for Securities Loaned (3.9%)
Nomura Securities Co., Ltd.
5.43%, 10/2/06	12,923,727	12,923,727

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	266	266

Total Short Term Investments (5.7%)
(Cost/Amortized Cost $ 18,827,113)		18,826,235

Total Investments (103.5%)
(Cost/Amortized Cost $ 295,477,515)		339,101,910
Other Assets Less Liabilities (-3.5%)		(11,580,585)

Net Assets (100%)		$327,521,325

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$79,294,563
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$114,046,099

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,884,944
Aggregate gross unrealized depreciation	(8,667,668)

Net unrealized appreciation	$42,217,276

Federal income tax cost of investments .	$296,884,634

At September 30, 2006, the Portfolio had loaned securities with a total value of $12,597,478. This was secured by collateral of $12,923,727 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $27,767,428 of which $25,934,969 expires in the year 2010 and $1,832,459 expires in 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (10.4%)
Citibank N.A.
5.33%, 12/1/06	$70,000,000	$70,000,000
First Tennessee Bank N.A.
5.32%, 10/10/06	70,000,000	70,000,000
Wilmington Trust Co.
5.35%, 12/1/06	44,000,000	44,000,620

Total Certificates of Deposit		184,000,620

Commercial Paper (86.6%)
Abbey National North America LLC
2.68%, 10/2/06 (p)	50,000,000	49,992,570
Allied Irish Banks N.A.
4.80%, 10/11/06 (n)(p)	10,000,000	9,985,361
Amsterdam Funding Corp.
5.24%, 12/22/06 (n)(p)	5,000,000	4,940,322
Atlantis One Funding Corp.
5.24%, 12/8/06 (n)(p)	31,000,000	30,691,998
Bank of America Corp.
4.75%, 10/10/06 (p)	70,000,000	69,907,740
Barclays U.S. Funding Corp.
5.20%, 11/1/06 (p)	70,000,000	69,677,815
5.24%, 12/27/06 (p)	10,000,000	9,873,608
Bear Stearns Cos., Inc.
5.24%, 12/22/06 (p)	30,000,000	29,641,933
5.34%, 3/20/07 (p)	50,000,000	48,762,778
CAFCO LLC
5.22%, 11/3/06 (n)(p)	60,000,000	59,705,750
5.18%, 11/13/06 (n)(p)	20,000,000	19,874,106
CC USA, Inc.
5.18%, 10/23/06 (n)(p)	46,000,000	45,848,200
5.21%, 11/22/06 (n)(p)	25,000,000	24,809,694
Charta Corp.
5.20%, 11/20/06 (n)(p)	37,000,000	36,729,181
Charta LLC
5.23%, 12/5/06 (n)(p)	30,000,000	29,715,083
Ciesco LLC
5.23%, 12/5/06 (n)(p)	75,000,000	74,287,708
CRC Funding LLC
5.23%, 12/5/06 (n)(p)	75,000,000	74,287,708
Cullinan Finance Corp.
5.18%, 10/23/06 (n)(p)	36,581,000	36,460,283
Deutsche Bank Financial LLC
2.67%, 10/2/06 (p)	60,000,000	59,991,100
Gemini Securitization Corp.
5.24%, 12/4/06 (n)(p)	30,000,000	29,718,933
General Electric Capital Corp.
5.21%, 11/22/06 (p)	80,000,000	79,391,022
Govco, Inc.
5.21%, 11/22/06 (n)(p)	45,000,000	44,657,450
5.24%, 12/8/06 (n)(p)	20,000,000	19,801,289
Grampian Funding LLC
5.17%, 10/25/06 (n)(p)	75,000,000	74,731,500
Harrier Finance Funding U.S. LLC
4.75%, 10/10/06 (n)(p)	50,000,000	49,934,063
Mane Funding Corp.
4.99%, 12/1/06 (n)(p)	30,455,000	30,195,246
Nordea N.A.
5.20%, 11/1/06 (p)	70,000,000	69,677,815
San Paolo U.S. Financial Co.
5.21%, 11/24/06 (p)	76,000,000	75,400,360
Sigma Finance, Inc.
5.22%, 11/30/06 (n)(p)	70,000,000	69,386,333
Societe Generale Northern America, Inc.
5.23%, 12/8/06 (p)	75,000,000	74,255,542
Three Pillars Funding Corp.
5.25%, 12/27/06 (n)(p)	$15,412,000	$15,216,833
Toyota Motor Credit Corp.
5.21%, 11/21/06 (p)	17,000,000	16,873,081
5.23%, 12/7/06 (p)	50,000,000	49,510,993
UBS Finance Delaware LLC
2.67%, 10/2/06 (p)	50,000,000	49,992,583

Total Commercial Paper		1,533,925,981

Time Deposits (2.2%)
JPMorgan Chase Nassau
4.78%, 10/2/06	112,679	112,679
Key Bank N.A.
5.31%, 10/2/06	38,400,000	38,400,000

Total Time Deposits		38,512,679

Variable Rate Securities (0.9%)
American Express Credit Corp.
5.42%, 10/5/07 (l)	3,000,000	3,000,000
General Electric Capital Corp.
5.43%, 10/17/07 (l)	3,850,000	3,850,000
International Business Machines Corp.
5.32%, 10/5/07 § (l)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
5.58%, 5/11/07 (l)	4,000,000	4,000,000
Morgan Stanley
5.39%, 10/15/07(l)	2,250,000	2,250,000

Total Variable Rate Securities		15,100,000

Total Investments (100.1%)
(Amortized Cost $1,771,539,280)		1,771,539,280
Other Assets Less Liabilities (-0.1%)		(1,338,503)

Net Assets (100%)		$1,770,200,777

Federal Income Tax Cost of Investments		$1,771,539,280

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $2,000,000 or 0.11% of net assets. Securities denoted with “§” but without “(b) ”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.1%)
Hotels, Restaurants & Leisure (5.7%)
McDonald’s Corp.	163,608	$6,400,345
Starbucks Corp.*	287,100	9,775,755

		16,176,100

Media (1.0%)
McGraw-Hill Cos., Inc.	50,100	2,907,303

Multiline Retail (1.4%)
Kohl’s Corp.*	61,945	4,021,469

Total Consumer Discretionary		23,104,872

Consumer Staples (20.8%)
Beverages (5.1%)
PepsiCo, Inc.	221,640	14,464,227

Food & Staples Retailing (6.0%)
Costco Wholesale Corp .	149,500	7,427,160
Walgreen Co.	215,600	9,570,484

		16,997,644

Household Products (8.3%)
Colgate-Palmolive Co.	153,153	9,510,801
Procter & Gamble Co.	228,696	14,174,578

		23,685,379

Personal Products (1.4%)
Estee Lauder Cos., Inc., Class A	98,200	3,960,406

Total Consumer Staples		59,107,656

Energy (13.2%)
Energy Equipment & Services (11.2%)
Baker Hughes, Inc.	123,900	8,449,980
Halliburton Co.	371,000	10,554,950
Schlumberger Ltd	206,352	12,800,014

		31,804,944

Oil, Gas & Consumable Fuels (2.0%)
Occidental Petroleum Corp.	120,200	5,782,822

Total Energy		37,587,766

Financials (9.5%)
Capital Markets (3.1%)
Merrill Lynch & Co., Inc.	111,300	8,705,886

Consumer Finance (3.3%)
American Express Co.	169,422	9,501,186

Insurance (3.1%)
American International Group, Inc.	133,700	8,858,962

Total Financials		27,066,034

Health Care (16.9%)
Biotechnology (5.4%)
Amgen, Inc.*	63,577	4,547,663
Genentech, Inc.*	130,506	10,792,846

		15,340,509

Health Care Equipment & Supplies (3.5%)
Stryker Corp.	203,900	10,111,401

Health Care Providers & Services (3.2%)
Caremark Rx, Inc.	159,429	9,034,841

Pharmaceuticals (4.8%)
Abbott Laboratories	88,000	4,273,280
Eli Lilly & Co.	163,386	9,313,002

		13,586,282

Total Health Care		48,073,033

Industrials (8.5%)
Electrical Equipment (1.0%)
Emerson Electric Co.	34,900	$2,926,714

Industrial Conglomerates (5.5%)
3M Co.	58,970	4,388,548
General Electric Co.	314,931	11,117,064

		15,505,612

Machinery (2.0%)
Caterpillar, Inc	87,000	5,724,600

Total Industrials		24,156,926

Information Technology (21.0%)
Communications Equipment (7.0%)
QUALCOMM, Inc.	220,534	8,016,411
Research In Motion Ltd.*	115,900	11,898,294

		19,914,705

Computers & Peripherals (7.0%)
Apple Computer, Inc.*	114,700	8,835,341
Hewlett-Packard Co .	303,400	11,131,746

		19,967,087

Internet Software & Services (3.5%)
Google, Inc., Class A*	24,920	10,015,348

IT Services (3.5%)
Paychex, Inc	265,494	9,783,454

Total Information Technology		59,680,594

Total Common Stocks (98.0%) (Cost $247,334,618)		278,776,881

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (2.4%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $6,730,796)	$6,730,796	6,730,796

Total Investments (100.4%) (Cost/Amortized Cost $254,065,414)		285,507,677
Other Assets Less Liabilities (-0.4%)		(1,191,650)

Net Assets (100%)		$284,316,027

*	Non-income producing.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$159,525,056
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$193,369,212

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,575,444
Aggregate gross unrealized depreciation	(2,628,892)

Net unrealized appreciation	$29,946,552

Federal income tax cost of investments	$255,561,125

For the nine months ended September 30, 2006, the Portfolio incurred approximately $10,068 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $163,504,858, of which $9,382,903 expires in the year 2007, $50,041,773 expires in the year 2008, $52,716,882 expires in the year 2009, $40,775,337 expires in the year 2010, $10,247,355 expires in the year 2011 and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $1,718,952 and $80,606,377 of losses acquired from the Enterprise Balanced Portfolio and EQ/Enterprise Multi-Cap Growth Portfolio, respectively, as a result of tax-free reorganizations during the years ended 2003 and 2005, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.0%)
International Automotive Components Group (ADR)*†	1,254	$10,621

Automobiles (0.3%)
General Motors Corp.	2,270	75,500

Diversified Consumer Services (0.5%)
H&R Block, Inc.	6,120	133,049

Hotels, Restaurants & Leisure (0.3%)
Wyndham Worldwide Corp.*	2,930	81,952

Household Durables (0.3%)
Koninklijke Philips Electronics N.V.	2,790	97,792

Leisure Equipment & Products (0.6%)
Mattel, Inc.	8,880	174,936

Media (8.5%)
Cablevision Systems Corp.- New York Group, Class A	6,680	151,703
CBS Corp., Class B	1,200	33,804
Clear Channel Communications, Inc.	7,640	220,414
Comcast Corp., Special Class A*	7,350	270,554
EchoStar Communications Corp., Class A*	1,250	40,925
Liberty Media Corp., Capital Series Class A*	1,920	160,454
Mediaset S.p.A.	1,331	14,289
News Corp., Class A	23,640	464,526
NTL, Inc.	10,510	267,269
Sun-Times Media Group, Inc.	4,380	28,820
Time Warner, Inc.	20,890	380,825
Viacom, Inc., Class B*	7,230	268,812
Washington Post Co., Class B	330	243,210

		2,545,605

Specialty Retail (0.2%)
Michaels Stores, Inc.	1,620	70,535

Total Consumer Discretionary		3,189,990

Consumer Staples (14.8%)
Beverages (2.3%)
Brown-Forman Corp., Class B	1,170	89,681
Coca-Cola Enterprises, Inc.	10,970	228,505
Pernod-Ricard S.A.	1,770	367,936

		686,122

Food & Staples Retailing (1.4%)
Carrefour S.A.	3,450	217,771
Kroger Co.	8,670	200,624

		418,395

Food Products (2.8%)
Cadbury Schweppes plc	23,430	248,810
General Mills, Inc.	1,620	91,692
Groupe Danone	1,060	148,643
Nestle S.A. (Registered)	1,010	351,178

		840,323

Tobacco (8.3%)
Altadis S.A.	10,559	500,783
Altria Group, Inc.	5,880	450,114
British American Tobacco plc	19,180	517,346
Imperial Tobacco Group plc	10,880	361,755
KT&G Corp.	3,119	189,480
Reynolds American, Inc.	7,220	447,423

		2,466,901

Total Consumer Staples		4,411,741

Energy (2.7%)
Energy Equipment & Services (0.4%)
SeaDrill Ltd.*	9,250	$121,467

Oil, Gas & Consumable Fuels (2.3%)
BP plc	8,970	97,517
Massey Energy Co.	5,430	113,704
OPTI Canada, Inc.*	12,192	195,614
Pogo Producing Co.	2,910	119,165
Total S.A.	2,410	157,986

		683,986

Total Energy		805,453

Financials (26.2%)
Capital Markets (0.5%)
Bear Stearns Cos., Inc.	1,000	140,100

Commercial Banks (7.9%)
Banca Intesa S.p.A	41,680	274,022
BNP Paribas	1,840	197,770
Centennial Bank Holdings, Inc.*	5,290	51,207
Danske Bank A/S	5,440	213,695
Investors Bancorp, Inc.*	10	151
Mitsubishi UFJ Financial Group, Inc.	19	244,611
North Fork Bancorp, Inc.	2,540	72,745
Societe Generale	1,660	263,902
Sumitomo Mitsui Financial Group, Inc.	23	241,562
Svenska Handelsbanken, Inc., Class A	10,600	286,387
Swedbank A.B.	8,540	253,454
U.S. Bancorp	4,300	142,846
Wachovia Corp.	2,360	131,688

		2,374,040

Consumer Finance (0.9%)
Capital One Financial Corp.	1,470	115,630
Takefuji Corp.	3,495	160,445

		276,075

Diversified Financial Services (2.7%)
Citigroup, Inc.	5,380	267,225
Fortis	12,040	488,053
Leucadia National Corp.	2,350	61,499

		816,777

Insurance (9.5%)
Alleghany Corp.*	530	153,175
American International Group, Inc.	3,460	229,260
Berkshire Hathaway, Inc., Class B*	313	993,462
Hartford Financial Services Group, Inc.	1,920	166,560
Montpelier Reinsurance Holdings Ltd.	1,310	25,401
Nationwide Financial Services, Inc.	2,740	131,794
Old Republic International Corp.	9,230	204,444
Prudential Financial, Inc.	1,490	113,613
St. Paul Travelers Cos., Inc.	5,460	256,019
White Mountains Insurance Group Ltd.	1,160	576,474

		2,850,202

Real Estate Investment Trusts (REIT) (1.0%)
Alexander’s, Inc. (REIT)*	503	156,056
Link REIT (REIT).	30,500	63,487
Potlatch Corp. (REIT)	500	18,550
Ventas, Inc. (REIT)	1,500	57,810

		295,903

Real Estate Management & Development (0.6%)
Realogy Corp.*	3,550	80,514
St. Joe Co.	1,680	92,182

		172,696

Thrifts & Mortgage Finance (3.1%)
Countrywide Financial Corp.	4,010	140,510

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Golden West Financial Corp.	2,430	$187,717
Hudson City Bancorp, Inc.	6,550	86,788
Sovereign Bancorp, Inc.	9,460	203,485
Washington Mutual, Inc.	7,060	306,898

		925,398

Total Financials		7,851,191

Health Care (4.5%)
Health Care Equipment & Supplies (1.5%)
Bausch & Lomb, Inc.	2,690	134,849
Boston Scientific Corp.*	10,620	157,070
Hillenbrand Industries, Inc.	2,950	168,091

		460,010

Health Care Providers & Services (0.7%)
Aetna, Inc.	5,110	202,101

Life Sciences Tools & Services (0.1%)
MDS, Inc.	1,400	24,031

Pharmaceuticals (2.2%)
Pfizer, Inc.	16,700	473,612
Sanofi-Aventis	1,030	91,594
Valeant Pharmaceuticals International	5,390	106,614

		671,820

Total Health Care		1,357,962

Industrials (7.2%)
Aerospace & Defense (0.1%)
GenCorp, Inc.*	1,610	20,672

Airlines (0.4%)
ACE Aviation Holdings, Inc., Class A*	3,900	120,812

Commercial Services & Supplies (0.3%)
Republic Services, Inc.	2,430	97,710

Industrial Conglomerates (4.4%)
Keppel Corp., Ltd.	13,000	121,281
Orkla A.S.A.	10,000	476,326
Siemens AG (Registered)	2,370	206,551
Tyco International Ltd.	18,010	504,100

		1,308,258

Machinery (0.2%)
Federal Signal Corp.	4,870	74,268

Marine (0.4%)
A.P. Moller-Maersk A/S	15	128,421

Road & Rail (1.4%)
Avis Budget Group, Inc.	1,290	23,594
Florida East Coast Industries, Inc.	6,900	393,852

		417,446

Total Industrials		2,167,587

Information Technology (3.8%)
Computers & Peripherals (2.4%)
Dell, Inc.*	10,220	233,425
International Business Machines Corp.	3,070	251,556
Lexmark International, Inc., Class A*	3,840	221,414

		706,395

Electronic Equipment & Instruments (0.1%)
Symbol Technologies, Inc.	1,080	16,049

Software (1.3%)
Mercury Interactive Corp.*	1,900	97,907
Microsoft Corp.	11,190	305,823

		403,730

Total Information Technology		1,126,174

Materials (7.4%)
Chemicals (1.2%)
Arkema*	3,300	$155,548
Koninklijke DSM N.V.	1,720	75,365
Linde AG	1,220	114,810

		345,723

Containers & Packaging (0.8%)
Temple-Inland, Inc.	5,780	231,778

Metals & Mining (1.7%)
Acerinox S.A.	433	8,343
Anglo American plc	4,800	200,214
Mittal Steel Co. N.V.	5,410	188,598
United States Steel Corp.	1,970	113,629

		510,784

Paper & Forest Products (3.7%)
International Paper Co.	13,670	473,392
Weyerhaeuser Co.	10,550	649,142

		1,122,534

Total Materials		2,210,819

Telecommunication Services (3.6%)
Diversified Telecommunication Services (2.8%)
Balgacom S.A	2,180	84,889
Chunghwa Telecom Co., Ltd. (ADR)	2,600	45,006
Embarq Corp.	2,370	114,637
Royal KPN N.V.	4,810	61,296
Verizon Communications, Inc.	14,760	548,039

		853,867

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	13,230	226,894

Total Telecommunication Services		1,080,761

Utilities (1.5%)
Electric Utilities (0.3%)
E.ON AG	754	89,286

Multi-Utilities (1.2%)
NorthWestern Corp.	1,060	37,079
RWE AG	1,660	152,979
Suez S.A.	3,770	165,619

		355,677

Total Utilities		444,963

Total Common Stocks (82.4%) (Cost $24,601,521)		24,646,641

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.2%)
Auto Components (0.1%)
Dana Corp.
5.850%, 1/15/15 (h)	$40,000	26,200

Hotels, Restaurants & Leisure (0.1%)
Trump Entertainment Resorts Inc.
8.500%, 6/1/15	40,000	38,250

Total Consumer Discretionary		64,450

Total Long-Term Debt Securities (0.2%) (Cost $67,503)		64,450

SHORT-TERM INVESTMENTS:
Government Securities (13.3%)
Federal Home Loan Bank
4.75%, 10/02/06 (o)(p)	2,000,000	1,999,472

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note1)
5.06%, 10/19/06 (o)(p)	$500,000	$498,667
5.07%, 10/24/06 (o)(p)	500,000	498,317
Federal National Mortgage Association
5.11%, 10/25/06 (o)(p)	1,000,000	996,462

Total Government Securities		3,992,918

Time Deposit (7.9%)
JPMorgan Chase Nassau
4.78%, 10/02/06	2,355,566	2,355,566

Total Short-Term Investments (21.2%) (Cost/Amortized Cost $6,349,030)		6,348,484

Total Investments (103.8%) (Cost/Amortized Cost $31,018,054)		31,059,575
Other Assets Less Liabilities (-3.8%)		(1,136,717)

Net Assets (100%)		$29,922,858

*	Non-income producing.

†	Securities (totaling $10,621 or 0.04% of net assets) valued at fair value.

(h)	Security in default.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Buy Contracts
British Pound, expiring 11/8/06	147	$277,661	$274,709	$(2,952)
Danish Krone, expiring 10/23/06	435	74,119	73,939	(180)
Norwegian Krone, expiring 12/7/06	500	77,036	76,992	(44)

				$(3,176)

Forward Foreign Currency Sell Contracts
British Pound, expiring 11/8/06	498	$940,764	$929,900	$10,864
Canadian Dollar, expiring 10/23/06	275	247,311	247,802	(491)
Danish Krone, expiring 10/23/06	1,565	267,034	266,160	874
European Union, expiring 12/13/06	2,416	3,086,022	3,072,802	13,220
Japanese Yen, expiring 03/19/07	36,023	314,798	312,100	2,698
Norwegian Krone, expiring 12/7/06	3,313	512,780	510,148	2,632
Swedish Krona, expiring 12/15/06	3,406	472,483	467,250	5,233
Swiss Franc, expiring 12/7/06	175	141,199	140,478	721
Singapore Dollar, expiring 01/24/07	95	60,268	60,235	33

				$35,784

				$32,608

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:

Stocks and long-term corporate debt securities	$24,959,236
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$294,663

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,575
Aggregate gross unrealized depreciation	(225,054)

Net unrealized appreciation	$41,521

Federal income tax cost of investments	$31,018,054

For the period ended September 30, 2006, the Portfolio incurred approximately $5 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.2%)
Macquarie Airports Management Ltd.	10,610	$24,307

Barbados (0.3%)
Everest Reinsurance Group Ltd.	300	29,259

Bermuda (1.1%)
ACE Ltd.	1,070	58,561
XL Capital Ltd., Class A	710	48,777

Total Bermuda		107,338

Brazil (1.5%)
Cia de Bebidas das Americas (Preference ADR)	1,300	58,994
Empresa Brasileira de Aeronautica S.A. (ADR)	2,220	87,179

Total Brazil		146,173

Canada (1.6%)
Husky Energy, Inc.	1,680	108,361
Manulife Financial Corp.	1,550	50,015

Total Canada		158,376

Denmark (0.3%)
Novo-Nordisk A/S, Class B	390	28,951

Finland (0.6%)
Fortum Oyj	2,230	59,350

France (5.4%)
Arkema*	360	16,969
LVMH Moet Hennessy Louis Vuitton S.A.	1,120	115,274
NicOx S.A.*	440	5,768
Sanofi-Aventis	1,700	151,174
Societe Generale	660	104,925
Technip S.A.	1,610	91,409
Total S.A.	610	39,988

Total France		525,507

Germany (4.8%)
Allianz AG (Registered)	627	108,399
Bayerische Motoren Werke (BMW) AG	1,686	90,214
Porsche AG (Preference)	56	57,900
SAP AG	529	104,805
Siemens AG (Registered)	1,291	112,514

Total Germany		473,832

Hong Kong (0.3%)
Hutchison Whampoa Ltd.	3,540	31,256

India (1.5%)
ICICI Bank Ltd. (ADR)	880	27,025
Infosys Technologies Ltd. (ADR)	2,450	116,938

Total India		143,963

Italy (0.5%)
Bulgari S.p.A.	3,560	45,277

Japan (9.6%)
Canon, Inc.	690	36,001
Chugai Pharmaceutical Co., Ltd.	1,750	37,649
Credit Saison Co., Ltd.	1,040	43,867
Fanuc Ltd.	300	23,428
Hoya Corp.	1,550	58,421
KDDI Corp.	14	87,274
Keyence Corp.	200	46,076
Kyocera Corp.	420	35,965
Murata Manufacturing Co., Ltd.	1,220	84,733
Nidec Corp.	360	$27,168
Nintendo Co., Ltd.	240	49,478
Resona Holdings, Inc.	10	29,983
Shionogi & Co., Ltd.	3,300	60,653
Shiseido Co., Ltd.	1,550	30,983
Sony Corp.	2,550	103,240
Square Enix Co., Ltd.	1,490	36,157
Sumitomo Mitsui Financial Group, Inc.	2	21,005
Takeda Pharmaceutical Co., Ltd.	720	44,945
Toyota Motor Corp.	1,550	84,284

Total Japan		941,310

Mexico (2.0%)
Fomento Economico Mexicano S.A. de C.V.	6,640	64,445
Grupo Modelo S.A., Series C	9,170	40,011
Grupo Televisa S.A. (ADR)	4,480	95,245

Total Mexico		199,701

Netherlands (2.1%)
European Aeronautic Defence & Space Co. N.V.	3,320	95,383
Koninklijke Philips Electronics N.V.	3,170	111,112

Total Netherlands		206,495

Norway (0.3%)
Tandberg A.S.A.	2,950	31,542

Singapore (0.2%)
Singapore Press Holdings Ltd.	7,790	20,133

South Korea (1.9%)
Hyundai Heavy Industries Co., Ltd.	241	33,356
Samsung Electronics Co., Ltd.	100	70,153
SK Telecom Co., Ltd. (ADR)	3,640	86,013

Total South Korea		189,522

Spain (0.9%)
Inditex S.A.	1,790	83,353

Sweden (5.5%)
Hennes & Mauritz AB, Class B	3,950	165,200
Investor AB, Class B	2,555	53,167
Telefonaktiebolaget LM Ericsson, Class B	91,050	315,570

Total Sweden		533,937

Switzerland (3.2%)
Credit Suisse Group (Registered)	2,001	115,453
Novartis AG (Registered)	926	53,908
Roche Holding AG	722	124,484
Syngenta AG (Registered)*	133	20,004

Total Switzerland		313,849

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,600	53,760

United Kingdom (12.0%)
3i Group plc	2,180	38,095
BP plc (ADR)	1,180	77,384
Burberry Group plc	3,590	34,603
Cadbury Schweppes plc	9,370	99,503
Diageo plc	2,930	51,639
GUS plc	1,590	28,690
HSBC Holdings plc	5,160	94,098
Pearson plc	2,900	41,197
Prudential plc	6,930	85,889
Reckitt Benckiser plc	3,480	143,920
Royal Bank of Scotland Group plc	4,230	145,307

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Smith & Nephew plc	5,150	$47,258
Tesco plc	10,550	70,945
Vodafone Group plc	81,820	186,842
WPP Group plc	2,520	31,162

Total United Kingdom		1,176,532

United States (36.6%)
3M Co.	1,240	92,281
Adobe Systems, Inc.*	3,160	118,342
Advanced Micro Devices, Inc.*	5,520	137,172
Affymetrix, Inc.*	870	18,757
Altera Corp.*	3,200	58,816
Amgen, Inc.*	1,020	72,961
AtheroGenics, Inc.*	1,490	19,623
Automatic Data Processing, Inc.	2,400	113,616
Avis Budget Group, Inc.	350	6,402
Avon Products, Inc.	1,380	42,311
Berkshire Hathaway, Inc., Class B*	20	63,480
Biomet, Inc.	1,530	49,251
Boeing Co.	770	60,714
Boston Scientific Corp.*	3,940	58,273
Carnival Corp.	2,660	125,100
Chevron Corp.	950	61,617
Cisco Systems, Inc.*	1,700	39,100
Coach, Inc.*	1,360	46,784
Conor Medsystems, Inc.*	540	12,728
Corning, Inc.*	4,690	114,483
Cree, Inc.*	1,580	31,774
eBay, Inc.*	4,920	139,531
Emerson Electric Co.	730	61,218
Express Scripts, Inc.*	500	37,745
Genentech, Inc.*	510	42,177
Getty Images, Inc.*	630	31,298
Gilead Sciences, Inc.*	1,170	80,379
GlobalSantaFe Corp.	1,510	75,485
International Game Technology	1,750	72,625
International Rectifier Corp.*	970	33,795
Intuit, Inc.*	2,590	83,113
Johnson & Johnson	390	25,327
JPMorgan Chase & Co.	1,610	75,606
Juniper Networks, Inc.*	4,920	85,018
Linear Technology Corp.	850	26,452
Lockheed Martin Corp.	620	53,357
Maxim Integrated Products, Inc.	2,260	63,438
Medtronic, Inc.	710	32,972
Microsoft Corp.	6,170	168,626
Morgan Stanley	1,620	118,114
Nektar Therapeutics*	750	10,807
Northern Trust Corp.	1,610	94,072
Northrop Grumman Corp.	690	46,968
Novell, Inc.*	5,040	30,845
Nuvelo, Inc.*	530	9,667
QUALCOMM, Inc.	1,150	41,802
Quest Diagnostics, Inc.	790	48,316
Raytheon Co.	1,140	54,731
Realogy Corp.*	970	22,000
Sirius Satellite Radio, Inc.*	19,320	75,541
Starbucks Corp.*	1,100	37,455
Theravance, Inc.*	750	20,280
Tiffany & Co.	2,080	69,056
Transocean, Inc.*	1,400	102,522
Wal-Mart Stores, Inc.	2,000	98,640
Walt Disney Co.	2,060	63,675
Wyeth	850	43,214
Xilinx, Inc.	2,140	46,973
Yahoo!, Inc.*	670	$16,938

Total United States		3,583,363

Total Common Stocks (92.9%) (Cost $8,947,990)		9,107,086

INVESTMENT COMPANY:
Exchange Traded Fund (2.5%)
iShares MSCI Emerging Markets Index Fund (Cost $247,605)	2,543	246,086

	Principal Amount
SHORT-TERM DEBT SECURITY:
Time Deposit (6.9%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $674,864)	$674,864	674,864

Total Investments (102.3%) (Cost/Amortized Cost $9,870,459)		10,028,036
Other Assets Less Liabilities (-2.3%)		(228,791)

Net Assets (100%)		$9,799,245

Market Sector Diversification
As a Percentage of Total Net Assets

Consumer Discretionary		16.6%
Consumer Staples		7.1
Energy		5.7
Financials		17.1
Health Care		11.6
Industrials		8.0
Information Technology
Communications Equipment	6.4%
Electronic Equipment & Instruments	2.6
Internet Software & Services	1.6
IT Services	2.3
Office Electronics	0.4
Semiconductors & Semiconductor Equipment	5.3
Software	6.0

Total Information Technology		24.6
Materials		0.4
Telecommunications Services		3.7
Utilities		0.6
Cash and Other		4.6

		100.0%

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,263,251
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$108,529

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,686
Aggregate gross unrealized depreciation	(105,109)

Net unrealized appreciation	$157,577

Federal income tax cost of investments	$9,870,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.1%)
ArvinMeritor, Inc.	60	$854
Autoliv, Inc.	100	5,511
Goodyear Tire & Rubber Co.*	200	2,900
Tenneco, Inc.*	160	3,743

		13,008

Automobiles (0.5%)
Ford Motor Co.	1,400	11,326
General Motors Corp.	700	23,282
Harley-Davidson, Inc.	380	23,845

		58,453

Diversified Consumer Services (0.1%)
Career Education Corp.*	100	2,250
ITT Educational Services, Inc.*	50	3,315
Jackson Hewitt Tax Service, Inc.	120	3,601
Service Corp. International	200	1,868

		11,034

Hotels, Restaurants & Leisure (1.4%)
Bob Evans Farms, Inc.	40	1,211
Darden Restaurants, Inc.	100	4,247
International Game Technology	610	25,315
Jack in the Box, Inc.*	20	1,044
Las Vegas Sands Corp.*	100	6,835
Marriott International, Inc., Class A	440	17,002
McDonald’s Corp.	590	23,081
Papa John’s International, Inc.*.	30	1,083
Starwood Hotels & Resorts Worldwide, Inc.	570	32,598
Vail Resorts, Inc.*	20	800
Yum! Brands, Inc.	810	42,161

		155,377

Household Durables (0.0%)
Ethan Allen Interiors, Inc.	30	1,040
Furniture Brands International, Inc.	140	2,665
Kimball International, Inc., Class B	30	579

		4,284

Internet & Catalog Retail (0.2%)
Liberty Media Holding Corp., Interactive Class A*	760	15,489

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	200	4,550
Mattel, Inc.	300	5,910

		10,460

Media (4.3%)
CBS Corp., Class B	550	15,493
Clear Channel Communications, Inc.	1,700	49,045
Comcast Corp., Class A*	900	33,165
Cox Radio, Inc., Class A*	50	767
DIRECTV Group, Inc.*	1,360	26,765
EchoStar Communications Corp., Class A*	600	19,644
Entravision Communications Corp., Class A*	100	744
Gannett Co., Inc.	900	51,147
Liberty Media Holding Corp., Capital Series Class A*	430	35,935
McGraw-Hill Cos., Inc.	760	44,103
News Corp., Class A	1,700	33,405
Omnicom Group, Inc.	480	44,928
Time Warner, Inc.	2,700	49,221
Tribune Co.	100	3,272
Viacom, Inc., Class B*	660	24,539
Walt Disney Co.	1,000	30,910
Warner Music Group Corp.	100	$2,595
World Wrestling Entertainment, Inc.	60	986

		466,664

Multiline Retail (1.7%)
Big Lots, Inc.*	200	3,962
Dillards, Inc., Class A	200	6,546
Dollar Tree Stores, Inc.*	300	9,288
Family Dollar Stores, Inc.	200	5,848
Federated Department Stores, Inc.	500	21,605
J.C. Penney Co., Inc.	850	58,132
Kohl’s Corp.*	400	25,968
Nordstrom, Inc.	1,000	42,300
Sears Holdings Corp.*	100	15,809

		189,458

Specialty Retail (3.1%)
Abercrombie & Fitch Co.	100	6,948
American Eagle Outfitters, Inc.	100	4,383
AnnTaylor Stores Corp.*	100	4,186
Barnes & Noble, Inc.	200	7,588
Best Buy Co., Inc.	400	21,424
Buckle, Inc.	30	1,138
Cato Corp., Class A	40	876
Charming Shoppes, Inc.*	320	4,570
Christopher & Banks Corp.	40	1,179
Circuit City Stores, Inc.	300	7,533
Dress Barn, Inc.*	50	1,091
Gap, Inc.	1,530	28,994
Group 1 Automotive, Inc.	60	2,994
Guess?, Inc.*	100	4,853
Gymboree Corp.*	60	2,531
Home Depot, Inc.	1,600	58,032
Limited Brands, Inc.	800	21,192
Lowe’s Cos., Inc.	1,220	34,233
Men’s Wearhouse, Inc.	140	5,209
Michaels Stores, Inc.	200	8,708
Office Depot, Inc.*	1,300	51,610
OfficeMax, Inc.	100	4,074
Payless Shoesource, Inc.*	80	1,992
RadioShack Corp.	200	3,860
Rent-A-Center, Inc.*	100	2,929
Staples, Inc.	600	14,598
TJX Cos., Inc.	1,170	32,795

		339,520

Textiles, Apparel & Luxury Goods (0.2%)
Brown Shoe Co., Inc.	30	1,075
Coach, Inc.*	300	10,320
Jones Apparel Group, Inc.	100	3,244
Liz Claiborne, Inc.	100	3,951
Phillips-Van Heusen Corp.	100	4,177
Skechers U.S.A., Inc., Class A*	40	940
Wolverine World Wide, Inc.	40	1,133

		24,840

Total Consumer Discretionary		1,288,587

Consumer Staples (6.9%)
Beverages (1.3%)
Coca-Cola Co.	1,300	58,084
Pepsi Bottling Group, Inc.	200	7,100
PepsiCo, Inc.	1,120	73,091

		138,275

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	410	20,369
Kroger Co.	600	13,884
Longs Drug Stores Corp.	20	920
Pantry, Inc.*	50	2,819
Safeway, Inc.	1,290	39,151

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart Stores, Inc.	1,400	$69,048

		146,191

Food Products (1.2%)
Campbell Soup Co.	670	24,455
ConAgra Foods, Inc.	1,610	39,413
Dean Foods Co.*	100	4,202
Del Monte Foods Co.	300	3,135
Flowers Foods, Inc.	30	806
General Mills, Inc.	520	29,432
H.J. Heinz Co.	690	28,932
Kellogg Co.	120	5,942
TreeHouse Foods, Inc.*	20	473

		136,790

Household Products (1.5%)
Colgate-Palmolive Co.	760	47,196
Energizer Holdings, Inc.*	100	7,199
Procter & Gamble Co.	1,700	105,366

		159,761

Personal Products (0.1%)
Bare Escentuals, Inc.*	200	5,430
NBTY, Inc.*	100	2,927

		8,357

Tobacco (1.5%)
Altria Group, Inc.	1,800	137,790
Loews Corp.- Carolina Group	100	5,539
Reynolds American, Inc.	340	21,070
UST, Inc.	100	5,483

		169,882

Total Consumer Staples		759,256

Energy (9.5%)
Energy Equipment & Services (0.7%)
Ensign Energy Services, Inc.	200	3,325
Grey Wolf, Inc.*	170	1,136
Nabors Industries Ltd.*	200	5,950
NS Group, Inc.*	90	5,809
Patterson-UTI Energy, Inc.	200	4,752
Savanna Energy Services Corp.*	61	1,001
Schlumberger Ltd.	320	19,850
Tidewater, Inc.	100	4,419
Trican Well Service Ltd.	300	5,063
Unit Corp.*	100	4,597
Veritas DGC, Inc.*	100	6,582
Weatherford International Ltd.*	300	12,516

		75,000

Oil, Gas & Consumable Fuels (8.8%)
Alberta Clipper Energy, Inc.*	200	1,094
Anadarko Petroleum Corp.	380	16,655
Apache Corp.	160	10,112
Atlas Energy Ltd.*	1,100	3,786
Canadian Natural Resources Ltd.	200	9,132
Chamaelo Exploration Ltd.*	1,100	4,565
Chesapeake Energy Corp.	840	24,343
Chevron Corp.	2,100	136,206
Cimarex Energy Co.	100	3,519
Comstock Resources, Inc.*	110	2,987
ConocoPhillips	1,330	79,175
Cyries Energy, Inc.*	200	2,024
Delphi Energy Corp.*	300	774
Devon Energy Corp.	550	34,733
Duvernay Oil Corp.*	100	3,029
EOG Resources, Inc.	420	27,321
Exxon Mobil Corp.	4,600	308,660
Frontier Oil Corp.	200	5,316
General Maritime Corp.	20	732
Hess Corp.	900	37,278
Holly Corp.	100	$4,333
Marathon Oil Corp.	920	70,748
Mission Oil & Gas, Inc.*	200	2,151
Occidental Petroleum Corp.	1,350	64,948
OMI Corp.	50	1,086
Overseas Shipholding Group	100	6,177
Paramount Resources Ltd., Class A*	500	12,051
ProEx Energy Ltd.*	200	2,296
ProspEx Resources Ltd.*	200	771
Real Resources, Inc.*	100	1,711
Sunoco, Inc.	100	6,219
Tesoro Corp.	100	5,798
TUSK Energy Corp.*	1,500	3,966
Valero Energy Corp.	510	26,250
XTO Energy, Inc.	1,030	43,394

		963,340

Total Energy		1,038,340

Financials (21.0%)
Capital Markets (4.1%)
Ameriprise Financial, Inc.	510	23,919
Bear Stearns Cos., Inc.	470	65,847
Goldman Sachs Group, Inc.	440	74,435
Greenhill & Co., Inc.	30	2,011
Janus Capital Group, Inc.	200	3,944
Jefferies Group, Inc.	100	2,850
Knight Capital Group, Inc., Class A*	130	2,366
Lehman Brothers Holdings, Inc.	890	65,735
Mellon Financial Corp.	740	28,934
Merrill Lynch & Co., Inc.	1,330	104,033
Morgan Stanley	1,100	80,201
Piper Jaffray Cos.*	20	1,212

		455,487

Commercial Banks (4.0%)
BB&T Corp.	160	7,005
Comerica, Inc.	100	5,692
Hanmi Financial Corp.	50	980
Huntington Bancshares, Inc./Ohio	100	2,393
KeyCorp.	500	18,720
M&T Bank Corp.	180	21,593
National City Corp.	830	30,378
North Fork Bancorp, Inc.	80	2,291
PNC Financial Services Group, Inc.	260	18,834
SunTrust Banks, Inc.	660	51,005
TCF Financial Corp.	100	2,629
U.S. Bancorp	2,200	73,084
Wachovia Corp.	1,630	90,954
Wells Fargo & Co.	3,300	119,394

		444,952

Consumer Finance (0.5%)
American Express Co.	300	16,824
AmeriCredit Corp.*	300	7,497
Capital One Financial Corp.	300	23,598
Cash America International, Inc.	30	1,172
World Acceptance Corp.*	30	1,320

		50,411

Diversified Financial Services (5.8%)
Bank of America Corp.	4,300	230,351
CIT Group, Inc.	100	4,863
Citigroup, Inc.	4,700	233,449
International Securities Exchange Holdings, Inc.	20	938
JPMorgan Chase & Co.	3,600	169,056

		638,657

Insurance (5.2%)
ACE Ltd.	690	37,764
Allstate Corp.	1,100	69,003

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Ambac Financial Group, Inc.	100	$8,275
American International Group, Inc.	1,200	79,512
AmerUs Group Co.	100	6,801
Assurant, Inc.	100	5,341
Chubb Corp.	690	35,852
Genworth Financial, Inc.	10	350
Hanover Insurance Group Inc.	100	4,463
Hartford Financial Services Group, Inc.	450	39,038
Infinity Property & Casualty Corp.	40	1,645
LandAmerica Financial Group, Inc.	60	3,947
Lincoln National Corp.	690	42,835
Loews Corp.	750	28,425
MBIA, Inc.	100	6,144
MetLife, Inc.	300	17,004
Nationwide Financial Services, Inc.	100	4,810
Ohio Casualty Corp.	110	2,846
Old Republic International Corp.	200	4,430
Principal Financial Group, Inc.	900	48,852
Prudential Financial, Inc.	810	61,763
Safety Insurance Group, Inc.	40	1,946
Selective Insurance Group, Inc.	20	1,052
St. Paul Travelers Cos., Inc.	1,200	56,268

		568,366

Real Estate Investment Trusts (REIT) (0.1%)
Federal Realty Investment Trust (REIT)	100	7,430

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	100	8,548
Trammell Crow Co.*	30	1,095

		9,643

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	200	6,164
Bankunited Financial Corp., Class A	30	782
Countrywide Financial Corp.	720	25,229
Fannie Mae	300	16,773
Freddie Mac	200	13,266
Golden West Financial Corp.	80	6,180
MAF Bancorp, Inc.	20	826
MGIC Investment Corp.	100	5,997
New York Community Bancorp, Inc.	100	1,638
PFF Bancorp, Inc.	30	1,111
PMI Group, Inc.	100	4,381
Radian Group, Inc.	100	6,000
Washington Mutual, Inc.	910	39,557

		127,904

Total Financials		2,302,850

Health Care (10.7%)
Biotechnology (0.2%)
Amgen, Inc.*	300	21,459

Health Care Equipment & Supplies (1.0%)
Becton, Dickinson & Co.	520	36,749
Edwards Lifesciences Corp.*	100	4,659
Medtronic, Inc.	1,000	46,440
Zimmer Holdings, Inc.*	300	20,250

		108,098

Health Care Providers & Services (4.4%)
Aetna, Inc.	500	19,775
AmerisourceBergen Corp.	300	13,560
Cardinal Health, Inc.	710	46,675
Caremark Rx, Inc.	1,050	59,504
CIGNA Corp.	110	12,795
Coventry Health Care, Inc.*	100	5,152
Express Scripts, Inc.*	110	8,304
HCA, Inc.	760	37,916
Humana, Inc.*	200	13,218
Laboratory Corp. of America Holdings*	100	6,557
Magellan Health Services, Inc.*	40	$1,704
Manor Care, Inc.	100	5,228
McKesson Corp.	1,000	52,720
Quest Diagnostics, Inc.	210	12,844
Sierra Health Services, Inc.*	200	7,568
UnitedHealth Group, Inc.	2,000	98,400
WellPoint, Inc.*	1,100	84,755

		486,675

Health Care Technology (0.0%)
Emdeon Corp.*	400	4,684

Life Sciences Tools & Services (0.1%)
Applera Corp.- Applied Biosystems Group	300	9,933
Thermo Electron Corp.*	100	3,933
Varian, Inc.*	20	917

		14,783

Pharmaceuticals (5.0%)
Abbott Laboratories	900	43,704
Bristol-Myers Squibb Co.	900	22,428
Endo Pharmaceuticals Holdings, Inc.*	100	3,255
Forest Laboratories, Inc.*	300	15,183
Johnson & Johnson	2,500	162,350
King Pharmaceuticals, Inc.*	500	8,515
Merck & Co., Inc.	2,300	96,370
Mylan Laboratories, Inc.	100	2,013
Pfizer, Inc.	6,400	181,504
Wyeth	200	10,168

		545,490

Total Health Care		1,181,189

Industrials (12.4%)
Aerospace & Defense (3.6%)
Boeing Co.	800	63,080
General Dynamics Corp.	860	61,636
Honeywell International, Inc.	970	39,673
Lockheed Martin Corp.	890	76,594
Northrop Grumman Corp.	960	65,347
Orbital Sciences Corp.*	60	1,126
Raytheon Co.	1,280	61,453
United Technologies Corp.	400	25,340

		394,249

Air Freight & Logistics (0.5%)
FedEx Corp.	360	39,125
Hub Group, Inc., Class A*	90	2,050
Pacer International, Inc.	90	2,498
United Parcel Service, Inc., Class B	100	7,194

		50,867

Airlines (0.5%)
AMR Corp.*	200	4,628
Continental Airlines, Inc., Class B*	300	8,493
Southwest Airlines Co.	2,520	41,983

		55,104

Building Products (0.4%)
Masco Corp.	1,660	45,517

Commercial Services & Supplies (0.5%)
Administaff, Inc.	60	2,022
Covanta Holding Corp.*	100	2,153
IKON Office Solutions, Inc.	200	2,688
John H. Harland Co.	20	729
Manpower, Inc.	100	6,127
R.R. Donnelley & Sons Co.	100	3,296
Republic Services, Inc.	100	4,021
Tetra Tech, Inc.*	60	1,045
Viad Corp.	20	708
Waste Management, Inc.	630	23,109

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
West Corp.*	100	$4,830

		50,728

Construction & Engineering (0.1%)
EMCOR Group, Inc.*	20	1,097
Granite Construction, Inc.	100	5,335
Quanta Services, Inc.*	100	1,686

		8,118

Electrical Equipment (0.5%)
A.O. Smith Corp.	20	789
Acuity Brands, Inc.	100	4,540
Belden CDT, Inc.	140	5,352
Emerson Electric Co.	420	35,221
General Cable Corp.*	100	3,821
Hubbell, Inc., Class B	100	4,790
Rockwell Automation, Inc.	40	2,324

		56,837

Industrial Conglomerates (3.2%)
3M Co.	900	66,978
General Electric Co.	6,700	236,510
Textron, Inc.	170	14,875
Tyco International Ltd.	1,200	33,588

		351,951

Machinery (2.5%)
AGCO Corp.*	200	5,070
Caterpillar, Inc.	600	39,480
Cummins, Inc.	50	5,961
Danaher Corp.	880	60,430
Deere & Co.	300	25,173
Eaton Corp.	600	41,310
Illinois Tool Works, Inc.	1,220	54,778
Ingersoll-Rand Co., Ltd., Class A	300	11,394
Kaydon Corp.	30	1,111
Nordson Corp.	20	797
PACCAR, Inc.	170	9,693
SPX Corp.	200	10,688
Toro Co.	90	3,795
Wabtec Corp.	60	1,628

		271,308

Road & Rail (0.6%)
Arkansas Best Corp.	90	3,873
Avis Budget Group, Inc.	10	183
CSX Corp.	1,240	40,709
Laidlaw International, Inc.	100	2,733
Norfolk Southern Corp.	400	17,620
Ryder System, Inc.	100	5,168
Swift Transportation Co., Inc.*	100	2,372

		72,658

Trading Companies & Distributors (0.0%)
Applied Industrial Technologies, Inc.	40	976

Total Industrials		1,358,313

Information Technology (17.6%)
Communications Equipment (2.0%)
Avaya, Inc.*	200	2,288
Cisco Systems, Inc.*	4,600	105,800
CommScope, Inc.*	100	3,286
Lucent Technologies, Inc.*	2,100	4,914
Motorola, Inc.	2,800	70,000
Polycom, Inc.*	300	7,359
QUALCOMM, Inc.	700	25,445

		219,092

Computers & Peripherals (4.0%)
Apple Computer, Inc.*	400	30,812
Brocade Communications Systems, Inc.*	200	1,412
Dell, Inc.*	3,800	86,792
EMC Corp.*	4,700	56,306
Hewlett-Packard Co.	2,800	$102,732
International Business Machines Corp.	1,800	147,492
Lexmark International, Inc., Class A*	100	5,766
QLogic Corp.*	100	1,890
Western Digital Corp.*	200	3,620

		436,822

Electronic Equipment & Instruments (0.6%)
Agilent Technologies, Inc.*	1,330	43,478
AVX Corp.	100	1,769
Brightpoint, Inc.*	70	995
Global Imaging Systems, Inc.*	80	1,766
Littelfuse, Inc.*	30	1,041
Newport Corp.*	50	815
Plexus Corp.*	110	2,112
Rofin-Sinar Technologies, Inc.*	20	1,215
Solectron Corp.*	1,200	3,912
Tech Data Corp.*	200	7,306
Vishay Intertechnology, Inc.*	300	4,212

		68,621

Internet Software & Services (1.4%)
Digital River, Inc.*	100	5,112
Google, Inc., Class A*	354	142,272
RealNetworks, Inc.*	100	1,061
United Online, Inc.	220	2,680
VeriSign, Inc.*	300	6,060

		157,185

IT Services (1.1%)
Acxiom Corp.	100	2,466
Affiliated Computer Services, Inc., Class A*	100	5,186
Ceridian Corp.*	100	2,236
Computer Sciences Corp.*	200	9,824
Convergys Corp.*	200	4,130
CSG Systems International, Inc.*	80	2,115
Electronic Data Systems Corp.	300	7,356
First Data Corp.	1,750	73,500
Gartner, Inc.*	70	1,231
Keane, Inc.*	70	1,009
MoneyGram International, Inc.	100	2,906
MPS Group, Inc.*	230	3,475
SYKES Enterprises, Inc.*	100	2,035

		117,469

Office Electronics (0.5%)
Xerox Corp.*	3,360	52,282

Semiconductors & Semiconductor Equipment (4.0%)
Agere Systems, Inc.*	300	4,479
Altera Corp.*	300	5,514
Analog Devices, Inc.	810	23,806
Applied Materials, Inc.	2,780	49,289
Applied Micro Circuits Corp.*	100	289
Atmel Corp.*	800	4,832
Fairchild Semiconductor International, Inc.*	100	1,870
Freescale Semiconductor, Inc., Class B*	1,690	64,237
Integrated Device Technology, Inc.*	200	3,212
Intel Corp.	5,600	115,192
Intersil Corp., Class A	100	2,455
KLA-Tencor Corp.	100	4,447
LSI Logic Corp.*	200	1,644
Micron Technology, Inc.*	2,920	50,808
National Semiconductor Corp.	300	7,059
Novellus Systems, Inc.*	200	5,532
OmniVision Technologies, Inc.*	70	999
ON Semiconductor Corp.*	400	2,352

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.*	100	$1,316
Texas Instruments, Inc.	2,520	83,790
Varian Semiconductor Equipment Associates, Inc.*	100	3,670
Zoran Corp.*	180	2,894

		439,686

Software (4.0%)
Amdocs Ltd.*	100	3,960
BEA Systems, Inc.*	800	12,160
BMC Software, Inc.*	300	8,166
CA, Inc.	500	11,845
Cadence Design Systems, Inc.*	200	3,392
Cognos, Inc.*	100	3,650
Compuware Corp.*	400	3,116
Fair Isaac Corp.	200	7,314
Hyperion Solutions Corp.*	100	3,448
Intuit, Inc.*	1,250	40,112
Lawson Software, Inc.*	190	1,378
McAfee, Inc.*	100	2,446
Mentor Graphics Corp.*	40	563
Microsoft Corp.	7,000	191,310
MicroStrategy, Inc., Class A*	20	2,037
Oracle Corp.*	5,600	99,344
Sybase, Inc.*	200	4,848
Symantec Corp.*	1,500	31,920
Synopsys, Inc.*	100	1,972
TIBCO Software, Inc.*	550	4,939

		437,920

Total Information Technology		1,929,077

Materials (3.2%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	500	33,185
Dow Chemical Co.	500	19,490
H.B. Fuller Co.	50	1,172
Hercules, Inc.*	60	946
Lyondell Chemical Co.	200	5,074
NewMarket Corp.	20	1,163
OM Group, Inc.*	30	1,318
PolyOne Corp.*	140	1,166
PPG Industries, Inc.	500	33,540
Rohm & Haas Co.	400	18,940
Sensient Technologies Corp.	50	979
Tronox, Inc., Class B	50	639
Valspar Corp.	100	2,660
Westlake Chemical Corp.	40	1,280

		121,552

Containers & Packaging (0.1%)
Packaging Corp. of America	100	2,320
Pactiv Corp.*	200	5,684

		8,004

Metals & Mining (2.0%)
AK Steel Holding Corp.*	380	4,613
Alcoa, Inc.	400	11,216
Carpenter Technology Corp.	100	10,751
Commercial Metals Co.	100	2,033
Freeport-McMoRan Copper & Gold, Inc., Class B	930	49,532
Gibraltar Industries, Inc.	20	444
Nucor Corp.	1,100	54,439
Phelps Dodge Corp.	480	40,656
Quanex Corp.	90	2,732
Reliance Steel & Aluminum Co.	200	6,428
Schnitzer Steel Industries, Inc.	30	946
Southern Copper Corp.	320	29,600
Steel Dynamics, Inc.	100	5,045
United States Steel Corp.	100	5,768
Worthington Industries, Inc.	120	$2,047

		226,250

Total Materials		355,806

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,800	58,608
BellSouth Corp.	1,400	59,850
CenturyTel, Inc.	200	7,934
Cincinnati Bell, Inc.*	220	1,060
Citizens Communications Co.	500	7,020
Embarq Corp.	100	4,837
Qwest Communications International, Inc.*	5,670	49,443
Verizon Communications, Inc.	2,400	89,112

		277,864

Wireless Telecommunication Services (0.8%)
ALLTEL Corp.	100	5,550
Sprint Nextel Corp.	4,800	82,320

		87,870

Total Telecommunication Services		365,734

Utilities (1.3%)
Electric Utilities (0.3%)
American Electric Power Co., Inc.	910	33,097

Gas Utilities (0.1%)
New Jersey Resources Corp.	20	986
ONEOK, Inc.	200	7,558

		8,544

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	100	2,039
Canadian Hydro Developers, Inc.*	700	3,350
Constellation Energy Group, Inc.	70	4,144

		9,533

Multi-Utilities (0.8%)
Alliant Energy Corp.	100	3,573
Avista Corp.	40	947
CenterPoint Energy, Inc.	300	4,296
Duke Energy Corp.	1,490	44,998
PG&E Corp.	930	38,735

		92,549

Total Utilities		143,723

Total Common Stocks (97.6%) (Cost $10,536,746)		10,722,875

INVESTMENT COMPANY:
Exchange-Traded Funds (1.6%)
S&P 500 Depositary Receipts (Cost $173,927)	1,300	173,589

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
4.78%, 10/2/06
(Amortized Cost $578,142)	$578,142	578,142

Total Investments (104.4%) (Cost/Amortized Cost $11,288,815)		11,474,606
Other Assets Less Liabilities (-4.4%)		(488,257)

Net Assets (100%)		$10,986,349

*	Non-income producing.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,475,005
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,781,505

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,982
Aggregate gross unrealized depreciation	(95,191)

Net unrealized appreciation	$185,791

Federal income tax cost of investments	$11,288,815

For the period ended September 30, 2006, the Portfolio incurred approximately $8 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Auto Components (1.1%)
Aftermarket Technology Corp.*	400	$7,104
ArvinMeritor, Inc.	1,900	27,056
Autoliv, Inc.	300	16,533
Fuel Systems Solutions, Inc.*	200	2,544
GenTek, Inc.*	100	2,761
Goodyear Tire & Rubber Co.*	600	8,700
Lear Corp.	300	6,210
Modine Manufacturing Co.	300	7,299
Sauer-Danfoss, Inc.	300	7,194
Shiloh Industries, Inc.*	100	1,348
Tenneco, Inc.*	1,200	28,068
TRW Automotive Holdings Corp.*	100	2,407
Visteon Corp.*	300	2,445

		119,669

Automobiles (0.1%)
Thor Industries, Inc.	100	4,117
Winnebago Industries, Inc.	300	9,414

		13,531

Distributors (0.0%)
Building Material Holding Corp.	200	5,204

Diversified Consumer Services (1.6%)
Alderwoods Group, Inc.*	200	3,966
Bright Horizons Family Solutions, Inc.*	100	4,173
Career Education Corp.*	200	4,500
Corinthian Colleges, Inc.*	1,000	10,810
DeVry, Inc.*	1,000	21,270
INVESTools, Inc.*	500	5,315
ITT Educational Services, Inc.*	200	13,260
Jackson Hewitt Tax Service, Inc.	900	27,009
Regis Corp.	400	14,340
Service Corp. International	500	4,670
Sotheby’s, Inc.	1,000	32,240
Steiner Leisure Ltd.*	300	12,615
Stewart Enterprises, Inc., Class A	900	5,274
Strayer Education, Inc.	100	10,821
Vertrue, Inc.*	100	3,932

		174,195

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*	400	5,776
Ambassadors Group, Inc.	300	8,484
Aztar Corp.*	300	15,903
Bally Technologies, Inc.*	200	3,520
Bob Evans Farms, Inc.	900	27,252
Brinker International, Inc.	200	8,018
Buffalo Wild Wings, Inc.*	100	3,825
CBRL Group, Inc.	400	16,172
Chipotle Mexican Grill, Inc., Class A*	100	4,967
Choice Hotels International, Inc.	100	4,090
CKE Restaurants, Inc.	1,000	16,720
Ctrip.com International Ltd. (ADR)	200	8,990
Darden Restaurants, Inc.	300	12,741
Denny’s Corp.*	600	2,046
Domino’s Pizza, Inc.	1,000	25,650
Dover Downs Gaming & Entertainment, Inc.	500	6,075
Great Wolf Resorts, Inc.*	100	1,196
IHOP Corp.	400	18,540
Isle of Capri Casinos, Inc.*	100	2,106
Jack in the Box, Inc.*	800	41,744
Krispy Kreme Doughnuts, Inc.*	100	810
Landry’s Restaurants, Inc.	200	6,030
Luby’s, Inc.*	300	2,961
Marcus Corp.	100	2,297
McCormick & Schmick’s Seafood Restaurants, Inc.*	300	$6,747
Monarch Casino & Resort, Inc.*	200	3,878
Multimedia Games, Inc.*	200	1,816
O’Charley’s, Inc.*	200	3,794
Papa John’s International, Inc.*	600	21,666
Pinnacle Entertainment, Inc.*	100	2,812
Rare Hospitality International, Inc.*	400	12,224
Ryan’s Restaurant Group, Inc.*	200	3,174
Six Flags, Inc.*	100	523
Speedway Motorsports, Inc.	100	3,641
Vail Resorts, Inc.*	700	28,014
WMS Industries, Inc.*	400	11,684

		345,886

Household Durables (1.4%)
American Greetings Corp., Class A.	900	20,808
Blyth, Inc.	100	2,433
Ethan Allen Interiors, Inc.	900	31,194
Furniture Brands International, Inc.	1,200	22,848
Interface, Inc., Class A*	700	9,016
Kimball International, Inc., Class B.	200	3,860
La-Z-Boy, Inc.	1,200	16,752
Leggett & Platt, Inc.	300	7,509
Meritage Homes Corp.*	100	4,161
Newell Rubbermaid, Inc.	200	5,664
Snap-On, Inc.	300	13,365
Stanley Furniture Co., Inc.	200	4,262
Tempur-Pedic International, Inc.*	800	13,736

		155,608

Internet & Catalog Retail (0.1%)
FTD Group, Inc.*	200	3,090
Priceline.com, Inc.*	200	7,358
Stamps.com, Inc.*	200	3,812
ValueVision Media, Inc., Class A*^	100	1,159

		15,419

Leisure Equipment & Products (0.5%)
Hasbro, Inc.	500	11,375
JAKKS Pacific, Inc.*	100	1,783
K2, Inc.*	300	3,519
Marvel Entertainment, Inc.*	900	21,726
Mattel, Inc	400	7,880
Steinway Musical Instruments, Inc.*	100	2,800

		49,083

Media (0.9%)
Catalina Marketing Corp.	400	11,000
Charter Communications, Inc., Class A*	1,300	1,976
Cox Radio, Inc., Class A*	1,000	15,350
Cumulus Media, Inc., Class A*	600	5,736
Entercom Communications Corp.	100	2,520
Entravision Communications Corp., Class A*	400	2,976
Harris Interactive, Inc.*	100	610
Journal Register Co.	100	567
Knology, Inc.*	200	1,984
Live Nation, Inc.*	100	2,042
Lodgenet Entertainment Corp.*	100	1,888
Radio One, Inc., Class D*	100	625
Reader’s Digest Association, Inc.	900	11,664
Scholastic Corp.*	200	6,230
Sinclair Broadcast Group, Inc., Class A	900	7,065
TiVo, Inc.*	200	1,518
Tribune Co.	100	3,272
Westwood One, Inc.	100	708
World Wrestling Entertainment, Inc.	900	14,787

		92,518

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (1.0%)
99 Cents Only Stores*	200	$2,366
Big Lots, Inc.*	1,800	35,658
Bon-Ton Stores, Inc.	100	2,974
Conn’s, Inc.*	100	2,087
Dillards, Inc., Class A	400	13,092
Dollar Tree Stores, Inc.*	600	18,576
Family Dollar Stores, Inc.	400	11,696
Fred’s, Inc.	100	1,262
Nordstrom, Inc.	300	12,690
Retail Ventures, Inc.*	200	3,082

		103,483

Specialty Retail (6.2%)
Abercrombie & Fitch Co.	200	13,896
Aeropostale, Inc.*	900	26,307
American Eagle Outfitters, Inc.	400	17,532
AnnTaylor Stores Corp.*	400	16,744
Asbury Automotive Group, Inc.	300	6,180
AutoNation, Inc.*	300	6,270
AutoZone, Inc.*	100	10,330
Barnes & Noble, Inc.	500	18,970
Blockbuster, Inc., Class A*	300	1,152
Books-A-Million, Inc.	100	1,785
Buckle, Inc.	400	15,176
Cache, Inc.*	300	5,367
Casual Male Retail Group, Inc.*	600	8,238
Cato Corp., Class A	800	17,528
Charlotte Russe Holding, Inc.*	300	8,262
Charming Shoppes, Inc.*	2,400	34,272
Childrens Place Retail Stores, Inc.*	200	12,806
Christopher & Banks Corp.	1,000	29,480
Circuit City Stores, Inc.	500	12,555
CSK Auto Corp.*	300	4,230
Dick’s Sporting Goods, Inc.*	100	4,552
Dress Barn, Inc.*	1,400	30,548
DSW, Inc., Class A*	400	12,600
Finish Line, Inc., Class A	100	1,262
Genesco, Inc.*	200	6,894
Group 1 Automotive, Inc.	600	29,940
Guess?, Inc.*	400	19,412
Gymboree Corp.*	900	37,962
Haverty Furniture Cos., Inc.	300	4,785
Hibbett Sporting Goods, Inc.*	100	2,618
Limited Brands, Inc.	200	5,298
Lithia Motors, Inc., Class A	100	2,472
Men’s Wearhouse, Inc.	800	29,768
OfficeMax, Inc.	300	12,222
Payless Shoesource, Inc.*	1,300	32,370
RadioShack Corp.	600	11,580
Rent-A-Center, Inc.*	1,100	32,219
Select Comfort Corp.*	1,100	24,068
Shoe Carnival, Inc.*	200	5,044
Sonic Automotive, Inc.	400	9,236
Stage Stores, Inc.	700	20,538
Stein Mart, Inc.	100	1,521
Talbots, Inc.	100	2,725
Tween Brands, Inc.*	700	26,320
United Auto Group, Inc.	800	18,720
United Retail Group, Inc.*	100	1,828
Wet Seal, Inc., Class A*	1,300	7,982
Zumiez, Inc.*	100	2,700

		664,264

Textiles, Apparel & Luxury Goods (2.0%)
Brown Shoe Co., Inc.	900	32,256
Cherokee, Inc.	100	3,661
Columbia Sportswear Co.*	300	16,749
Deckers Outdoor Corp.*	200	$9,464
Jones Apparel Group, Inc.	300	9,732
Kellwood Co.	600	17,298
Liz Claiborne, Inc.	300	11,853
Movado Group, Inc.	100	2,542
Perry Ellis International, Inc.*	100	3,088
Phillips-Van Heusen Corp.	600	25,062
Skechers U.S.A., Inc., Class A*	900	21,159
Steven Madden Ltd.	500	19,620
True Religion Apparel, Inc.*	100	2,111
V.F. Corp.	100	7,295
Wolverine World Wide, Inc.	1,200	33,972

		215,862

Total Consumer Discretionary		1,954,722

Consumer Staples (3.3%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	200	6,570
Coca-Cola Enterprises, Inc.	100	2,083
Jones Soda Co.*	100	895
MGP Ingredients, Inc.	100	2,127
National Beverage Corp.	400	4,764
Pepsi Bottling Group, Inc.	300	10,650

		27,089

Food & Staples Retailing (1.1%)
Andersons, Inc.	200	6,830
Casey’s General Stores, Inc.	800	17,816
Ingles Markets, Inc., Class A	100	2,638
Longs Drug Stores Corp.	600	27,606
Pantry, Inc.*	500	28,185
Performance Food Group Co.*	600	16,854
Smart & Final, Inc.*	200	3,414
Spartan Stores, Inc.	300	5,070
Weis Markets, Inc.	100	3,980
Wild Oats Markets, Inc.*	400	6,468

		118,861

Food Products (1.1%)
Chiquita Brands International, Inc.	300	4,014
Corn Products International, Inc.	200	6,508
Dean Foods Co.*	300	12,606
Del Monte Foods Co.	900	9,405
Delta & Pine Land Co.	500	20,250
Flowers Foods, Inc.	800	21,504
J & J Snack Foods Corp.	200	6,220
McCormick & Co., Inc. (Non-Voting)	300	11,394
Premium Standard Farms, Inc.	200	3,810
Ralcorp Holdings, Inc.*	100	4,823
Seaboard Corp.	9	10,845
TreeHouse Foods, Inc.*	100	2,365

		113,744

Household Products (0.2%)
Energizer Holdings, Inc.*	200	14,398
WD-40 Co.	100	3,567

		17,965

Personal Products (0.4%)
Bare Escentuals, Inc.*	200	5,430
Mannatech, Inc.	200	3,544
Medifast, Inc.*	200	1,736
NBTY, Inc.*	800	23,416
USANA Health Sciences, Inc.*	100	4,459

		38,585

Tobacco (0.3%)
Loews Corp.- Carolina Group	300	16,617
UST, Inc.	300	16,449

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Vector Group Ltd.	105	$1,703

		34,769

Total Consumer Staples		351,013

Energy (6.4%)
Energy Equipment & Services (3.1%)
Basic Energy Services, Inc.*	100	2,440
CHC Helicopter Corp., Class A	100	1,972
Dril-Quip, Inc.*	200	13,536
Ensign Energy Services, Inc.	500	8,314
Grey Wolf, Inc.*	4,000	26,720
Gulfmark Offshore, Inc.*	100	3,184
Input/Output, Inc.*	300	2,979
Leader Energy Services Ltd.*	1,300	2,785
Lone Star Technologies, Inc.*	500	24,190
Lufkin Industries, Inc.	300	15,876
Matrix Service Co.*	400	5,236
Maverick Tube Corp.*	200	12,966
Nabors Industries Ltd.*	200	5,950
NATCO Group, Inc.*	200	5,760
NS Group, Inc.*	600	38,730
Parker Drilling Co.*	1,800	12,744
Pason Systems, Inc.	300	4,243
Patterson-UTI Energy, Inc.	200	4,752
RPC, Inc.	200	3,664
Savanna Energy Services Corp.*	100	1,640
SEACOR Holdings, Inc.*	100	8,250
Technicoil Corp.*	1,200	2,044
Tidewater, Inc.	300	13,257
Trican Well Service Ltd.	400	6,751
Trico Marine Services, Inc.*	200	6,750
Unit Corp.*	200	9,194
Universal Compression Holdings, Inc.*	400	21,380
Veritas DGC, Inc.*	600	39,492
W-H Energy Services, Inc.*	600	24,882

		329,681

Oil, Gas & Consumable Fuels (3.3%)
Alberta Clipper Energy, Inc.*	200	1,093
Alon USA Energy, Inc.	200	5,898
Atlas Energy Ltd.*	1,500	5,163
Berry Petroleum Co., Class A	100	2,816
Birchcliff Energy Ltd.*	100	376
Callon Petroleum Co.*	200	2,712
Capitol Energy Resources Ltd.*	600	2,501
Celtic Exploration Ltd.*	200	2,277
Chamaelo Exploration Ltd.*	1,000	4,150
Cimarex Energy Co.	300	10,557
Comstock Resources, Inc.*	900	24,435
Crew Energy, Inc.*	100	1,063
Cyries Energy, Inc.*	300	3,036
Delek U.S. Holdings, Inc.*	100	1,850
Delphi Energy Corp.*	700	1,807
Edge Petroleum Corp.* .	300	4,941
Exploration Co. of Delaware, Inc.*	400	3,828
Foundation Coal Holdings, Inc.	300	9,711
Frontier Oil Corp.	500	13,290
Galleon Energy, Inc., Class A*	500	7,933
General Maritime Corp.	600	21,948
Harvest Natural Resources, Inc.*	100	1,035
Holly Corp.	300	12,999
Mahalo Energy Ltd.*	500	1,098
Midnight Oil Exploration Ltd.*	1,000	3,048
Mission Oil & Gas, Inc.*	400	4,302
OMI Corp.	1,000	21,710
Overseas Shipholding Group	300	18,531
Paramount Resources Ltd., Class A*	400	9,641
Penn Virginia Corp.	200	12,682
PetroQuest Energy, Inc.*	500	$5,215
Pogo Producing Co.	200	8,190
ProEx Energy Ltd.*	300	3,445
ProspEx Resources Ltd.*	800	3,083
Real Resources, Inc.*	100	1,711
Redstar Oil & Gas, Inc.*	700	834
St. Mary Land & Exploration Co.	300	11,013
Stone Energy Corp.*	100	4,048
Sunoco, Inc.	200	12,438
Swift Energy Co.*	600	25,092
Teekay Shipping Corp.	100	4,111
Tesoro Corp.	200	11,596
TUSK Energy Corp.*	2,000	5,288
USEC, Inc.	1,200	11,568
Vaalco Energy, Inc.*	900	6,462
W&T Offshore, Inc.	200	5,842
West Energy Ltd.*	200	1,024
Western Refining, Inc.	800	18,592
Zenas Energy Corp.*	500	1,448

		357,431

Total Energy		687,112

Financials (16.1%)
Capital Markets (1.4%)
Apollo Investment Corp.	100	2,051
Cohen & Steers, Inc.	100	3,236
GFI Group, Inc.*	100	5,529
Greenhill & Co., Inc.	400	26,808
Janus Capital Group, Inc.	600	11,832
Jefferies Group, Inc.	400	11,400
Knight Capital Group, Inc., Class A*	1,900	34,580
LaBranche & Co., Inc.*	600	6,222
Lazard Ltd., Class A	100	3,998
Piper Jaffray Cos.*	500	30,310
Raymond James Financial, Inc.	300	8,772
Stifel Financial Corp.*	100	3,174
SWS Group, Inc.	300	7,467

		155,379

Commercial Banks (2.1%)
Bancorpsouth, Inc.	400	11,104
Banner Corp.	100	4,104
Chittenden Corp.	100	2,869
City Holding Co.	200	7,974
Columbia Banking System, Inc.	200	6,402
Comerica, Inc.	100	5,692
Community Trust Bancorp, Inc.	100	3,765
First Bancorp/Puerto Rico.	100	1,106
First Citizens BancShares, Inc./North Carolina, Class A	50	9,555
First Indiana Corp.	100	2,601
First Republic Bank/California	300	12,768
First Security Group, Inc./Tennessee	300	3,456
FNB Corp./Pennsylvania	100	1,666
Frontier Financial Corp.	150	3,891
Greater Bay Bancorp	700	19,747
Hancock Holding Co.	300	16,065
Hanmi Financial Corp.	300	5,880
Huntington Bancshares, Inc./Ohio	100	2,393
Independent Bank Corp./Michigan	200	4,856
Intervest Bancshares Corp.*	100	4,356
National Penn Bancshares, Inc.	106	2,080
Pacific Capital Bancorp	100	2,697
Preferred Bank/California	100	5,997
PrivateBancorp, Inc.	100	4,572
Provident Bankshares Corp.	400	14,820
Republic Bancorp, Inc./Kentucky, Class A	100	2,115

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Bancorp, Inc./Oklahoma	100	$2,582
Sterling Bancshares, Inc./Texas	200	4,050
Sterling Financial Corp./Washington	500	16,215
SVB Financial Group*	400	17,856
TCF Financial Corp.	400	10,516
TD Banknorth, Inc.	100	2,888
United Community Banks, Inc./Georgia	100	3,005
Virginia Commerce Bancorp*	100	2,220

		221,863

Consumer Finance (1.2%)
ACE Cash Express, Inc.*	100	2,989
Advance America Cash Advance Centers, Inc.	100	1,442
Advanta Corp., Class B	700	25,830
AmeriCredit Corp.*	600	14,994
Asta Funding, Inc.	300	11,247
Cash America International, Inc.	800	31,264
Credit Acceptance Corp.*	100	2,968
Dollar Financial Corp.*	200	4,364
EZCORP, Inc., Class A*	200	7,736
First Cash Financial Services, Inc.*	400	8,236
First Marblehead Corp.	100	6,926
World Acceptance Corp.*	300	13,194

		131,190

Diversified Financial Services (0.5%)
IntercontinentalExchange, Inc.*	100	7,507
International Securities Exchange Holdings, Inc.	800	37,512
Medallion Financial Corp.	100	1,103
Pico Holdings, Inc.*	100	3,255
Resource America, Inc., Class A	100	2,080

		51,457

Insurance (5.1%)
Affirmative Insurance Holdings, Inc.	100	1,465
Ambac Financial Group, Inc.	200	16,550
American Equity Investment Life Holding Co.	500	6,135
American Physicians Capital, Inc.*	200	9,676
AmerUs Group Co.	300	20,403
Arch Capital Group Ltd.*	200	12,698
Argonaut Group, Inc.*	600	18,618
Assurant, Inc.	200	10,682
Bristol West Holdings, Inc.	400	5,820
Cincinnati Financial Corp.	100	4,806
CNA Surety Corp.*	300	6,060
Commerce Group, Inc.	200	6,010
Darwin Professional Underwriters, Inc.*	100	2,221
Delphi Financial Group, Inc.	700	27,916
Direct General Corp.	400	5,384
Donegal Group, Inc., Class A	200	4,044
EMC Insurance Group, Inc.	100	2,884
FBL Financial Group, Inc., Class A	100	3,347
FPIC Insurance Group, Inc.*	200	7,922
Great American Financial Resources, Inc.	100	2,093
Hanover Insurance Group, Inc.	300	13,389
Harleysville Group, Inc.	400	13,996
HCC Insurance Holdings, Inc.	100	3,288
Hilb, Rogal & Hobbs Co.	100	4,265
Horace Mann Educators Corp.	800	15,384
Infinity Property & Casualty Corp.	600	24,678
IPC Holdings Ltd.	200	6,084
LandAmerica Financial Group, Inc.	400	26,316
MBIA, Inc.	200	12,288
Meadowbrook Insurance Group, Inc.*	200	2,252
National Western Life Insurance Co., Class A	100	$22,989
Nationwide Financial Services, Inc.	100	4,810
Odyssey Reinsurance Holdings Corp.	100	3,378
Ohio Casualty Corp.	900	23,283
Old Republic International Corp.	600	13,290
Phoenix Cos., Inc.	1,800	25,200
Presidential Life Corp.	200	4,474
Procentury Corp.	300	4,500
Protective Life Corp.	100	4,575
Reinsurance Group of America, Inc.	100	5,193
RenaissanceReinsurance Holdings Ltd.	100	5,560
Republic Cos. Group, Inc.	500	9,950
RLI Corp.	300	15,237
Safeco Corp.	200	11,786
Safety Insurance Group, Inc.	400	19,464
SeaBright Insurance Holdings, Inc.*	200	2,794
Selective Insurance Group, Inc.	400	21,044
State Auto Financial Corp.	300	9,165
Torchmark Corp.	100	6,311
Tower Group, Inc.	200	6,670
United America Indemnity Ltd., Class A*	100	2,247
USI Holdings Corp.*	300	4,065
W.R. Berkley Corp.	200	7,078
Zenith National Insurance Corp.	400	15,956

		545,693

Real Estate Investment Trusts (REIT) (3.1%)
Acadia Realty Trust (REIT)	200	5,100
Agree Realty Corp. (REIT)	100	3,285
Alexandria Real Estate Equities, Inc. (REIT)	100	9,380
AMB Property Corp. (REIT)	100	5,511
Ashford Hospitality Trust, Inc. (REIT)	200	2,386
Associated Estates Realty Corp. (REIT)	100	1,547
BioMed Realty Trust, Inc. (REIT)	300	9,102
Brandywine Realty Trust (REIT)	300	9,765
Camden Property Trust (REIT)	50	3,800
CapitalSource, Inc. (REIT)	200	5,164
CBL & Associates Properties, Inc. (REIT)	200	8,382
Colonial Properties Trust (REIT)	200	9,562
Corporate Office Properties Trust (REIT)	100	4,476
Crescent Real Estate EQT Co. (REIT)	200	4,362
DiamondRock Hospitality Co. (REIT)	400	6,644
Digital Realty Trust, Inc. (REIT)	200	6,264
EastGroup Properties, Inc. (REIT)	100	4,986
Entertainment Properties Trust (REIT)	100	4,932
Equity Inns, Inc. (REIT)	500	7,960
Equity One, Inc. (REIT)	300	7,191
Federal Realty Investment Trust (REIT)	100	7,430
FelCor Lodging Trust, Inc. (REIT)	100	2,005
First Industrial Realty Trust, Inc. (REIT)	200	8,800
Friedman Billings Ramsey Group, Inc., Class A (REIT)	100	803
Glimcher Realty Trust (REIT)	100	2,478
Gramercy Capital Corp./New York (REIT)	100	2,521
Health Care REIT, Inc. (REIT)	100	4,001
Healthcare Realty Trust, Inc. (REIT)	100	3,841
Highland Hospitality Corp. (REIT)	100	1,433
Highwoods Properties, Inc. (REIT)	100	3,721
Home Properties, Inc. (REIT)	100	5,716
Hospitality Properties Trust (REIT)	200	9,440
HRPT Properties Trust (REIT)	100	1,195
Inland Real Estate Corp. (REIT)	100	1,752

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Innkeepers USA Trust (REIT)	100	$1,629
Kilroy Realty Corp. (REIT)	50	3,767
LaSalle Hotel Properties (REIT)	100	4,334
Lexington Corporate Properties Trust (REIT)	200	4,236
Liberty Property Trust (REIT)	100	4,779
Longview Fibre Co. (REIT)	200	4,064
LTC Properties, Inc. (REIT)	100	2,425
Mack-Cali Realty Corp. (REIT)	100	5,180
Maguire Properties, Inc. (REIT)	200	8,148
Mid-America Apartment Communities, Inc. (REIT)	100	6,122
National Retail Properties, Inc. (REIT)	300	6,480
Nationwide Health Properties, Inc. (REIT)	200	5,348
Pennsylvania Real Estate Investment Trust (REIT)	100	4,257
Post Properties, Inc. (REIT)	100	4,752
PS Business Parks, Inc. (REIT)	100	6,030
Ramco-Gershenson Properties Trust (REIT)	100	3,195
Realty Income Corp. (REIT)	100	2,471
Regency Centers Corp. (REIT)	50	3,438
Senior Housing Properties Trust (REIT)	300	6,402
SL Green Realty Corp. (REIT)	50	5,585
Sovran Self Storage, Inc. (REIT)	100	5,555
Spirit Finance Corp. (REIT)	400	4,644
Strategic Hotels & Resorts, Inc. (REIT)	500	9,940
Sunstone Hotel Investors, Inc. (REIT)	300	8,916
Tanger Factory Outlet Centers (REIT)	200	7,124
U-Store-It Trust (REIT)	100	2,146
United Dominion Realty Trust, Inc. (REIT)	200	6,040
Ventas, Inc. (REIT)	200	7,708
Washington Real Estate Investment Trust (REIT)	100	3,980
Weingarten Realty Investors (REIT)	100	4,302
Winston Hotels, Inc. (REIT)	100	1,232

		329,164

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A*	400	9,840
Jones Lang LaSalle, Inc.	100	8,548
Move, Inc.*	300	1,473
Trammell Crow Co.*	800	29,208

		49,069

Thrifts & Mortgage Finance (2.3%)
Accredited Home Lenders Holding Co.*	200	7,188
Aether Holdings, Inc.	200	1,188
Astoria Financial Corp.	400	12,328
Bank Mutual Corp.	500	6,065
Bankunited Financial Corp., Class A	800	20,856
Commercial Capital Bancorp, Inc.	300	4,782
Corus Bankshares, Inc.	700	15,652
Doral Financial Corp.	300	1,977
Downey Financial Corp.	100	6,654
Farmer Mac, Class C	200	5,294
First Financial Holdings, Inc.	100	3,422
First Niagara Financial Group, Inc.	500	7,290
First Place Financial Corp./Ohio	100	2,266
FirstFed Financial Corp.*	300	17,016
Fremont General Corp.	100	1,399
Hudson City Bancorp, Inc.	400	5,300
KNBT Bancorp, Inc.	100	1,608
MAF Bancorp, Inc.	400	16,516
MGIC Investment Corp.	100	$5,997
New York Community Bancorp, Inc.	700	11,466
Ocwen Financial Corp.*	1,000	14,900
PFF Bancorp, Inc.	400	14,816
PMI Group, Inc.	300	13,143
Provident Financial Services, Inc.	800	14,808
Radian Group, Inc.	200	12,000
TierOne Corp.	200	6,786
Triad Guaranty, Inc.*	100	5,117
Webster Financial Corp.	100	4,711
WSFS Financial Corp.	100	6,219

		246,764

Total Financials		1,730,579

Health Care (7.1%)
Biotechnology (0.1%)
Alnylam Pharmaceuticals, Inc.*	100	1,441
Digene Corp.*	100	4,315
Isis Pharmaceuticals, Inc.*	300	2,154
Lexicon Genetics, Inc.*	100	377
QLT, Inc.*	200	1,520
Regeneron Pharmaceuticals, Inc.*	100	1,569
Savient Pharmaceuticals, Inc.*	40	260

		11,636

Health Care Equipment & Supplies (1.3%)
Abaxis, Inc.*	200	4,678
Candela Corp.*	300	3,273
Dade Behring Holdings, Inc.	200	8,032
Datascope Corp.	100	3,347
Dentsply International, Inc.	100	3,011
DJO, Inc.*	400	16,612
Edwards Lifesciences Corp.*	300	13,977
Greatbatch, Inc.*	200	4,524
Hillenbrand Industries, Inc.	100	5,698
ICU Medical, Inc.*	200	9,096
Idexx Laboratories, Inc.*	100	9,114
Immucor, Inc.*	500	11,205
Integra LifeSciences Holdings Corp.*	300	11,244
Mentor Corp.	100	5,039
Meridian Bioscience, Inc.	200	4,702
Neurometrix, Inc.*	100	1,901
Palomar Medical Technologies, Inc.*	300	12,660
Quidel Corp.*	100	1,412
West Pharmaceutical Services, Inc.	100	3,927
Zoll Medical Corp.*	200	7,178

		140,630

Health Care Providers & Services (3.1%)
Air Methods Corp.*	200	4,720
AMERIGROUP Corp.*	900	26,595
AmerisourceBergen Corp.	400	18,080
Apria Healthcare Group, Inc.*	200	3,948
Bio-Reference Labs, Inc.*	100	2,245
Centene Corp.*	200	3,288
Chemed Corp.	400	12,904
Coventry Health Care, Inc.*	300	15,456
Cross Country Healthcare, Inc.*	300	5,100
Genesis HealthCare Corp.*	400	19,052
Healthspring, Inc.*	200	3,850
Healthways, Inc.*	500	22,300
Henry Schein, Inc.*	100	5,014
HMS Holdings Corp.*	100	1,262
Humana, Inc.*	200	13,218
Kindred Healthcare, Inc.*	200	5,946
Laboratory Corp. of America Holdings*	200	13,114
LCA-Vision, Inc.	400	16,524
Magellan Health Services, Inc.*	700	29,820
Manor Care, Inc.	200	10,456

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Medcath Corp.*	100	$3,009
Molina Healthcare, Inc.*	200	7,072
Odyssey HealthCare, Inc.*	500	7,090
Owens & Minor, Inc.	200	6,578
Pediatrix Medical Group, Inc.*	500	22,800
PSS World Medical, Inc.*	1,000	19,990
Res-Care, Inc.*	300	6,027
Sierra Health Services, Inc.*	400	15,136
Sunrise Senior Living, Inc.*	200	5,974
Universal Health Services, Inc., Class B	50	2,997
WellCare Health Plans, Inc.*	100	5,663

		335,228

Health Care Technology (0.4%)
Computer Programs & Systems, Inc.	200	6,554
Emdeon Corp.*	1,200	14,052
Merge Technologies, Inc.*	100	688
Omnicell, Inc.*	300	5,367
Per-Se Technologies, Inc.*	300	6,834
Phase Forward, Inc.*	300	3,582
Vital Images, Inc.*	200	6,316

		43,393

Life Sciences Tools & Services (1.0%)
Albany Molecular Research, Inc.*	300	2,808
Applera Corp.- Applied Biosystems Group	600	19,866
Bio-Rad Laboratories, Inc., Class A*	200	14,146
Bruker BioSciences Corp.*	200	1,402
Diversa Corp.*	300	2,406
Kendle International, Inc.*	200	6,404
Luminex Corp.*	300	5,469
Molecular Devices Corp.*	200	3,698
Parexel International Corp.*	100	3,309
Thermo Electron Corp.*	100	3,933
Varian, Inc.*	600	27,522
Ventana Medical Systems, Inc.*	300	12,249

		103,212

Pharmaceuticals (1.2%)
Alpharma, Inc., Class A	1,000	23,390
Andrx Corp.*	900	21,987
Bradley Pharmaceuticals, Inc.*	200	3,184
CNS, Inc.	300	8,469
Connetics Corp.*	100	1,090
Endo Pharmaceuticals Holdings, Inc.*	500	16,275
King Pharmaceuticals, Inc.*	800	13,624
Mylan Laboratories, Inc.	200	4,026
New River Pharmaceuticals, Inc.*	200	5,146
Noven Pharmaceuticals, Inc.*	100	2,412
Pain Therapeutics, Inc.*	700	6,034
Penwest Pharmaceuticals Co.*	100	1,665
Perrigo Co.	600	10,182
Sciele Pharma, Inc.*	300	5,652
Viropharma, Inc.*	200	2,434
Warner Chilcott Ltd., Class A*	300	3,990
Watson Pharmaceuticals, Inc.*	100	2,617

		132,177

Total Health Care		766,276

Industrials (17.6%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.*	200	16,212
Armor Holdings, Inc.*	100	5,733
Cubic Corp.	100	1,958
Curtiss-Wright Corp.	100	3,035
DynCorp International, Inc., Class A*	800	10,072
Esterline Technologies Corp.*	100	3,376
Ladish Co., Inc.*	100	2,888
LMI Aerospace, Inc.*	100	1,850
Orbital Sciences Corp.*	1,500	$28,155
Teledyne Technologies, Inc.*	500	19,800
Triumph Group, Inc.	400	16,940
United Industrial Corp.	100	5,350

		115,369

Air Freight & Logistics (0.9%)
ABX Air, Inc.*	100	562
Atlas Air Worldwide Holdings, Inc.*	100	4,352
CH Robinson Worldwide, Inc.	300	13,374
EGL, Inc.*	500	18,220
Forward Air Corp.	200	6,618
Hub Group, Inc., Class A*	1,200	27,336
Pacer International, Inc.	1,000	27,760

		98,222

Airlines (0.7%)
Alaska Air Group, Inc.*	700	26,628
AMR Corp.*	800	18,512
Continental Airlines, Inc., Class B*	600	16,986
ExpressJet Holdings, Inc.*	500	3,305
Frontier Airlines Holdings, Inc.*	200	1,650
Mesa Air Group, Inc.*	700	5,432
Republic Airways Holdings, Inc.*	200	3,104

		75,617

Building Products (0.6%)
American Woodmark Corp.	200	6,738
Ameron International Corp.	100	6,644
Builders FirstSource, Inc.*	500	7,615
Insteel Industries, Inc.	300	5,961
Jacuzzi Brands, Inc.*	100	999
Lennox International, Inc.	300	6,870
PW Eagle, Inc.	200	6,002
Universal Forest Products, Inc.	400	19,620

		60,449

Commercial Services & Supplies (4.4%)
Administaff, Inc.	800	26,960
American Ecology Corp.	200	3,948
American Reprographics Co.*	100	3,206
Banta Corp.	400	19,040
Bowne & Co., Inc.	100	1,428
CBIZ, Inc.*	700	5,110
Central Parking Corp.	300	4,950
Cenveo, Inc.*	1,000	18,820
Clean Harbors, Inc.*	300	13,065
Coinstar, Inc.*	100	2,878
COMSYS IT Partners, Inc.*	100	1,719
Consolidated Graphics, Inc.*	300	18,051
Cornell Cos., Inc.*	100	1,728
Corrections Corp. of America*	300	12,975
Covanta Holding Corp.*	400	8,612
Deluxe Corp.	100	1,710
Ennis, Inc.	400	8,660
Exponent, Inc.*	300	5,001
Geo Group, Inc.*	200	8,450
Healthcare Services Group, Inc.	300	7,548
Heidrick & Struggles International, Inc.*	200	7,200
ICT Group, Inc.*	100	3,147
IKON Office Solutions, Inc.	2,200	29,568
John H. Harland Co.	700	25,515
Kforce, Inc.*	500	5,965
Knoll, Inc.	500	10,100
Korn/Ferry International*	1,100	23,034
Labor Ready, Inc.*	700	11,151
Manpower, Inc.	300	18,381
NCO Group, Inc.*	100	2,622
On Assignment, Inc.*	300	2,943
PeopleSupport, Inc.*	200	3,700

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
PHH Corp.*	500	$13,700
R.R. Donnelley & Sons Co.	100	3,296
Republic Services, Inc.	100	4,021
Sitel Corp.*	300	903
Spherion Corp.*	900	6,435
Standard Register Co.	100	1,320
Steelcase, Inc., Class A	400	6,276
Team, Inc.*	100	2,506
TeleTech Holdings, Inc.*	900	14,067
Tetra Tech, Inc.*	1,100	19,162
United Stationers, Inc.*	400	18,604
Viad Corp.	400	14,164
Volt Information Sciences, Inc.*	300	10,665
Waste Connections, Inc.*	400	15,164
Watson Wyatt Worldwide, Inc., Class A	400	16,368
West Corp.*	200	9,660

		473,496

Construction & Engineering (1.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	100	2,406
Comfort Systems USA, Inc.	600	6,876
EMCOR Group, Inc.*	700	38,388
Granite Construction, Inc.	500	26,675
Infrasource Services, Inc.*	600	10,530
Insituform Technologies, Inc.*	300	7,284
Perini Corp.*	300	6,264
Quanta Services, Inc.*	1,600	26,976
Sterling Construction Co., Inc.*	200	4,012

		129,411

Electrical Equipment (2.3%)
A.O. Smith Corp.	400	15,772
Acuity Brands, Inc.	800	36,320
Baldor Electric Co.	600	18,498
Belden CDT, Inc.	1,100	42,053
Cooper Industries Ltd., Class A	50	4,261
Encore Wire Corp.*	400	14,116
EnerSys*	200	3,208
Franklin Electric Co., Inc.	100	5,314
General Cable Corp.*	800	30,568
Genlyte Group, Inc.*	200	14,240
GrafTech International Ltd.*	100	584
Hubbell, Inc., Class B	300	14,370
Ii-Vi, Inc.*	100	2,492
Lamson & Sessions Co.*	200	4,764
LSI Industries, Inc.	300	4,875
Regal-Beloit Corp.	100	4,350
Superior Essex, Inc.*	300	10,275
Thomas & Betts Corp.*	100	4,771
Vicor Corp.	400	4,616
Woodward Governor Co.	400	13,416

		248,863

Industrial Conglomerates (0.1%)
Sequa Corp., Class A*	100	9,386

Machinery (4.0%)
AGCO Corp.*	500	12,675
Albany International Corp.	600	19,092
American Railcar Industries, Inc.	200	5,822
Ampco-Pittsburgh Corp.	200	6,186
Astec Industries, Inc.*	300	7,575
Barnes Group, Inc.	500	8,780
Briggs & Stratton Corp.	300	8,265
Bucyrus International, Inc., Class A	600	25,452
Cascade Corp.	100	4,565
CIRCOR International, Inc.	100	3,055
Columbus McKinnon Corp.*	100	1,803
Crane Co.	300	12,540
Cummins, Inc.	100	$11,923
Dynamic Materials Corp.	300	9,726
Eaton Corp.	200	13,770
Federal Signal Corp.	100	1,525
Flow International Corp.*	500	6,485
Flowserve Corp.*	300	15,177
Freightcar America, Inc.	100	5,300
Gardner Denver, Inc.*	100	3,308
Graco, Inc.	100	3,906
Greenbrier Cos., Inc.	100	2,901
Kadant, Inc.*	100	2,456
Kaydon Corp.	800	29,616
Lincoln Electric Holdings, Inc.	100	5,445
Manitowoc Co., Inc.	200	8,958
Middleby Corp.*	50	3,853
Miller Industries, Inc.*	200	3,654
Mueller Industries, Inc.	700	24,619
NACCO Industries, Inc., Class A	200	27,182
Nordson Corp.	600	23,916
Robbins & Myers, Inc.	200	6,184
SPX Corp.	200	10,688
Sun Hydraulics Corp.	100	2,051
Tennant Co.	300	7,302
Terex Corp.*	100	4,522
Toro Co.	500	21,085
Trinity Industries, Inc.	100	3,217
Valmont Industries, Inc.	500	26,125
Wabtec Corp.	1,000	27,130

		427,834

Marine (0.2%)
American Commercial Lines, Inc.*	100	5,945
Horizon Lines, Inc., Class A	100	1,670
Kirby Corp.*	400	12,532

		20,147

Road & Rail (1.3%)
Arkansas Best Corp.	600	25,818
Celadon Group, Inc.*	400	6,656
Con-way, Inc.	100	4,482
Dollar Thrifty Automotive Group, Inc.*	400	17,828
Genesee & Wyoming, Inc.*	200	4,644
Heartland Express, Inc.	500	7,840
Kansas City Southern, Inc.*	100	2,731
Laidlaw International, Inc.	500	13,665
Old Dominion Freight Line*	100	3,003
PAM Transportation Services, Inc.*	100	2,506
Ryder System, Inc.	300	15,504
Saia, Inc.*	200	6,520
Swift Transportation Co., Inc.*	1,000	23,720
U.S. Xpress Enterprises, Inc.*	200	4,630
Werner Enterprises, Inc.	200	3,742

		143,289

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.	1,100	26,840
BlueLinx Holdings, Inc.	400	3,808
Interline Brands, Inc.*	600	14,808
Kaman Corp.	200	3,602
Rush Enterprises, Inc., Class A*	300	5,004
UAP Holding Corp.	1,000	21,370
United Rentals, Inc.*	300	6,975
WESCO International, Inc.*	100	5,803
Williams Scotsman International, Inc.*	100	2,136

		90,346

Total Industrials		1,892,429

Information Technology (19.5%)
Communications Equipment (1.8%)
Adtran, Inc.	100	2,384

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Anaren, Inc.*	400	$8,428
Arris Group, Inc.*	600	6,876
Avanex Corp.*	500	865
Avaya, Inc.*	400	4,576
Avocent Corp.*	100	3,012
Bel Fuse, Inc., Class A	100	2,738
Black Box Corp.	100	3,892
Carrier Access Corp.*	300	2,130
CommScope, Inc.*	1,200	39,432
Digi International, Inc.*	100	1,350
Ditech Networks, Inc.*	600	4,626
EMS Technologies, Inc.*	200	3,756
Foundry Networks, Inc.*	400	5,260
Harmonic, Inc.*	200	1,470
Interdigital Communications Corp.*	700	23,870
MasTec, Inc.*	100	1,107
Oplink Communications, Inc.*	400	7,992
Packeteer, Inc.*	300	2,583
Performance Technologies, Inc.*	200	1,360
Polycom, Inc.*	1,400	34,342
Redback Networks, Inc.*	400	5,552
Sirenza Microdevices, Inc.*	400	3,160
Sonus Networks, Inc.*	1,100	5,786
Stratex Networks, Inc.*	200	888
Sycamore Networks, Inc.*	1,100	4,158
Tekelec*	100	1,296
Utstarcom, Inc.*	300	2,661
ViaSat, Inc.*	200	5,016

		190,566

Computers & Peripherals (1.5%)
Brocade Communications Systems, Inc.*	5,200	36,712
Cray, Inc.*	300	3,336
Diebold, Inc.	100	4,353
Emulex Corp.*	1,300	23,621
Hypercom Corp.*	900	6,102
Imation Corp.	400	16,060
Intermec, Inc.*	100	2,636
Komag, Inc.*	700	22,372
Lexmark International, Inc., Class A*	200	11,532
NCR Corp.*	100	3,948
Palm, Inc.*	1,000	14,560
QLogic Corp.*	200	3,780
Seagate Technology*	100	2,309
Western Digital Corp.*	400	7,240

		158,561

Electronic Equipment & Instruments (3.2%)
Acacia Research-Acacia Technologies*	300	3,405
Agilysis, Inc.	200	2,808
Anixter International, Inc.	50	2,823
AVX Corp.	500	8,845
Benchmark Electronics, Inc.*	400	10,752
Brightpoint, Inc.*	1,300	18,486
CalAmp Corp.*	200	1,218
Checkpoint Systems, Inc.*	300	4,953
Coherent, Inc.*	100	3,466
CPI International, Inc.*	100	1,317
CTS Corp.	400	5,512
Daktronics, Inc.	500	10,345
Dolby Laboratories, Inc., Class A*	100	1,985
DTS, Inc.*	100	2,118
Electro Scientific Industries, Inc.*	200	4,120
Gerber Scientific, Inc.*	100	1,498
Global Imaging Systems, Inc.*	900	19,863
Insight Enterprises, Inc.*	600	12,366
Itron, Inc.*	200	11,160
KEMET Corp.*	100	807
Littelfuse, Inc.*	400	$13,880
Merix Corp.*	300	2,883
Mettler-Toledo International, Inc.*	200	13,230
Molex, Inc.	100	3,897
MTS Systems Corp.	400	12,936
Newport Corp.*	600	9,780
Park Electrochemical Corp.	300	9,504
PC Connection, Inc.	100	1,155
Planar Systems, Inc.*	200	2,270
Plexus Corp.*	1,100	21,120
RadiSys Corp.*	400	8,500
Rofin-Sinar Technologies, Inc.*	500	30,385
Rogers Corp.*	400	24,700
Scansource, Inc.*	400	12,132
Solectron Corp.*	2,900	9,454
SYNNEX Corp.*	100	2,301
Tech Data Corp.*	500	18,265
Technitrol, Inc.	100	2,985
TTM Technologies, Inc.*	600	7,020
Vishay Intertechnology, Inc.*	800	11,232
Zygo Corp.*	400	5,100

		350,576

Internet Software & Services (2.4%)
24/7 Real Media, Inc.*	600	5,124
Art Technology Group, Inc.*	1,000	2,560
Chordiant Software, Inc.*	100	307
Cybersource Corp.*	100	1,183
Digital Insight Corp.*	700	20,524
Digital River, Inc.*	500	25,560
Digitas, Inc.*	100	962
EarthLink, Inc.*	3,100	22,537
eCollege.com, Inc.*	100	1,599
InfoSpace, Inc.*	400	7,376
Internap Network Services Corp.*	200	3,044
Interwoven, Inc.*	500	5,515
j2 Global Communications, Inc.*	1,000	27,170
Knot, Inc.*	300	6,639
NIC, Inc.*	100	515
Open Text Corp.*	300	5,370
RealNetworks, Inc.*	2,600	27,586
S1 Corp.*	300	1,383
SAVVIS, Inc.*	200	5,700
Sohu.com, Inc.*	100	2,202
SonicWALL, Inc.*	1,300	14,196
Stellent, Inc.	200	2,168
TheStreet.com, Inc.	400	4,256
Travelzoo, Inc.*	200	5,764
United Online, Inc.	1,900	23,142
VeriSign, Inc.*	600	12,120
Vignette Corp.*	300	4,062
WebEx Communications, Inc.*	300	11,706
webMethods, Inc.*	1,000	7,650
Websense, Inc.*	200	4,322

		262,242

IT Services (2.2%)
Acxiom Corp.	300	7,398
Affiliated Computer Services, Inc., Class A*	100	5,186
BISYS Group, Inc.*	1,100	11,946
Ceridian Corp.*	500	11,180
Ciber, Inc.*	300	1,989
Computer Sciences Corp.*	300	14,736
Convergys Corp.*	700	14,455
Covansys Corp.*	200	3,428
CSG Systems International, Inc.*	1,300	34,359
Fiserv, Inc.*	200	9,418

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Forrester Research, Inc.*	300	$7,893
Gartner, Inc.*	1,000	17,590
Global Payments, Inc.	100	4,401
infoUSA, Inc.	500	4,150
Keane, Inc.*	400	5,764
Lightbridge, Inc.*	400	4,688
MoneyGram International, Inc.	300	8,718
MPS Group, Inc.*	2,100	31,731
NCI, Inc., Class A*	200	2,398
Perot Systems Corp., Class A*	300	4,137
Sabre Holdings Corp., Class A	200	4,678
StarTek, Inc.	200	2,494
SYKES Enterprises, Inc.*	800	16,280
Tyler Technologies, Inc.*	500	6,465
VeriFone Holdings, Inc.*	100	2,855
Wright Express Corp.*	100	2,406

		240,743

Semiconductors & Semiconductor Equipment (3.8%)
Actel Corp.*	100	1,555
ADE Corp.*	300	9,606
Advanced Energy Industries, Inc.*	700	11,928
Agere Systems, Inc.*	1,000	14,930
Altera Corp.*	600	11,028
Amkor Technology, Inc.*	1,900	9,804
Applied Micro Circuits Corp.*	600	1,734
Asyst Technologies, Inc.*	900	6,084
Atheros Communications, Inc.*	700	12,691
Atmel Corp.*	2,900	17,516
Cabot Microelectronics Corp.*	100	2,882
Cirrus Logic, Inc.*	1,200	8,748
Cymer, Inc.*	700	30,737
Diodes, Inc.*	100	4,317
DSP Group, Inc.*	100	2,285
Exar Corp.*	200	2,658
Fairchild Semiconductor International, Inc.*	200	3,740
FormFactor, Inc.*	300	12,639
Genesis Microchip, Inc.*	300	3,531
Hittite Microwave Corp.*	100	4,450
Integrated Device Technology, Inc.*	500	8,030
Intersil Corp., Class A	300	7,365
Intevac, Inc.*	400	6,720
KLA-Tencor Corp.	200	8,894
Kulicke & Soffa Industries, Inc.*	800	7,072
Lam Research Corp.*	100	4,533
Lattice Semiconductor Corp.*	700	4,774
LSI Logic Corp.*	600	4,932
LTX Corp.*	1,200	6,012
Mattson Technology, Inc.*	100	830
Micrel, Inc.*	1,800	17,262
Microtune, Inc.*	400	1,944
MKS Instruments, Inc.*	600	12,186
Monolithic Power Systems, Inc.*	100	946
National Semiconductor Corp.	200	4,706
Novellus Systems, Inc.*	400	11,064
NVIDIA Corp.*	100	2,959
OmniVision Technologies, Inc.*	1,700	24,259
ON Semiconductor Corp.*	2,200	12,936
Photronics, Inc.*	100	1,413
Portalplayer, Inc.*	100	1,128
Silicon Image, Inc.*	400	5,088
Silicon Storage Technology, Inc.*	100	412
Supertex, Inc.*	200	7,774
Teradyne, Inc.*	400	5,264
Tessera Technologies, Inc.*	100	3,478
Transmeta Corp.*	800	920
Trident Microsystems, Inc.*	300	$6,978
Triquint Semiconductor, Inc.*	1,500	7,800
Varian Semiconductor Equipment Associates, Inc.*	200	7,340
Veeco Instruments, Inc.*	700	14,105
Zoran Corp.*	1,600	25,728

		407,715

Software (4.6%)
Actuate Corp.*	700	3,094
Advent Software, Inc.*	600	21,726
Altiris, Inc.*	400	8,436
Amdocs Ltd.*	200	7,920
Ansoft Corp.*	500	12,455
Aspen Technology, Inc.*	1,200	13,104
BEA Systems, Inc.*	1,300	19,760
Blackbaud, Inc.	1,100	24,189
BMC Software, Inc.*	800	21,776
Cadence Design Systems, Inc.*	700	11,872
Cognos, Inc.*	300	10,950
Commvault Systems, Inc.*	100	1,800
Compuware Corp.*	1,400	10,906
Fair Isaac Corp.	500	18,285
Filenet Corp.*	100	3,483
Hyperion Solutions Corp.*	200	6,896
Informatica Corp.*	300	4,077
Interactive Intelligence, Inc.*	300	3,468
Intergraph Corp.*	300	12,864
Intuit, Inc.*	200	6,418
Jack Henry & Associates, Inc.	100	2,177
JDA Software Group, Inc.*	500	7,710
Lawson Software, Inc.*	3,100	22,475
Macrovision Corp.*	100	2,369
Manhattan Associates, Inc.*	100	2,414
Mapinfo Corp.*	200	2,566
McAfee, Inc.*	200	4,892
Mentor Graphics Corp.*	1,500	21,120
Micros Systems, Inc.*	400	19,568
MicroStrategy, Inc., Class A*	300	30,549
MRO Software, Inc.*	300	7,701
MSC.Software Corp.*	200	3,080
Net 1 UEPS Technologies, Inc.*	200	4,572
Open Solutions, Inc.*	200	5,762
OPNET Technologies, Inc.*	100	1,311
Quality Systems, Inc.	100	3,879
Quest Software, Inc.*	200	2,856
Reynolds & Reynolds Co., Class A	400	15,804
SPSS, Inc.*	300	7,479
Sybase, Inc.*	600	14,544
Synopsys, Inc.*	700	13,804
TIBCO Software, Inc.*	4,200	37,716
Transaction Systems Architects, Inc.*	800	27,456
Ultimate Software Group, Inc.*	200	4,706
VA Software Corp.*	1,000	4,020
Wind River Systems, Inc.*	100	1,071

		495,080

Total Information Technology		2,105,483

Materials (8.3%)
Chemicals (3.2%)
Airgas, Inc.	100	3,617
Albemarle Corp.	200	10,866
Arch Chemicals, Inc.	300	8,535
CF Industries Holdings, Inc.	100	1,707
Cytec Industries, Inc.	200	11,118
FMC Corp.	100	6,407
Georgia Gulf Corp.	400	10,968
H.B. Fuller Co.	1,400	32,816

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Hercules, Inc.*	2,200	$34,694
Landec Corp.*	100	1,080
Lubrizol Corp.	100	4,573
Lyondell Chemical Co.	300	7,611
MacDermid, Inc.	200	6,524
NewMarket Corp	500	29,080
OM Group, Inc.*	800	35,152
Pioneer Cos., Inc.*	200	4,902
PolyOne Corp.*	3,000	24,990
Rohm & Haas Co.	100	4,735
Schulman (A.), Inc.	400	9,404
Sensient Technologies Corp.	700	13,699
Sigma-Aldrich Corp.	50	3,784
Spartech Corp.	900	24,093
Stepan Co.	100	2,923
Terra Industries, Inc.*	100	771
Tronox, Inc., Class A	400	5,100
Valspar Corp.	400	10,640
W.R. Grace & Co.*	1,600	21,216
Westlake Chemical Corp.	300	9,603

		340,608

Construction Materials (0.2%)
Eagle Materials, Inc.	600	20,208
Headwaters, Inc.*	200	4,670
U.S. Concrete, Inc.*	400	2,604

		27,482

Containers & Packaging (1.2%)
AEP Industries, Inc.*	100	4,195
AptarGroup, Inc.	100	5,088
Bemis Co.	300	9,858
Caraustar Industries, Inc.*	200	1,594
Graphic Packaging Corp.*	100	366
Greif, Inc., Class A	300	24,033
Myers Industries, Inc.	500	8,500
Packaging Corp. of America	500	11,600
Pactiv Corp.*	600	17,052
Rock-Tenn Co., Class A	300	5,940
Silgan Holdings, Inc.	500	18,780
Sonoco Products Co.	300	10,092
Temple-Inland, Inc.	200	8,020

		125,118

Metals & Mining (3.6%)
A.M. Castle & Co.	300	8,052
AK Steel Holding Corp.*	2,600	31,564
Aleris International, Inc.*	500	25,270
Amerigo Resources Ltd.	1,600	2,653
Brush Engineered Materials, Inc.*	300	7,461
Carpenter Technology Corp.	100	10,751
Century Aluminum Co.*	500	16,825
Chaparral Steel Co.*	1,000	34,060
Cleveland-Cliffs, Inc.	200	7,622
Commercial Metals Co.	400	8,132
Compass Minerals International, Inc.	300	8,493
Dynatec Corp.*	2,700	3,461
FNX Mining Co., Inc.*	100	1,120
Gibraltar Industries, Inc.	400	8,872
Inmet Mining Corp.	200	7,576
LionOre Mining International Ltd.*	600	3,668
Metal Management, Inc.	500	13,920
Olympic Steel, Inc.	200	4,972
Oregon Steel Mills, Inc.*	500	24,435
Quanex Corp.	800	24,280
Reliance Steel & Aluminum Co.	600	19,284
RTI International Metals, Inc.*	100	4,358
Ryerson, Inc.	800	17,512
Schnitzer Steel Industries, Inc.	800	25,232
Steel Dynamics, Inc.	400	$20,180
Steel Technologies, Inc.	100	1,963
United States Steel Corp.	200	11,536
Wheeling-Pittsburgh Corp.*	200	3,422
Worthington Industries, Inc.	1,600	27,296

		383,970

Paper & Forest Products (0.1%)
Bowater, Inc.	200	4,114
Buckeye Technologies, Inc.*	100	850
Deltic Timber Corp.	100	4,766
Glatfelter	200	2,710
Neenah Paper, Inc.	100	3,423

		15,863

Total Materials		893,041

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.	700	9,289
CenturyTel, Inc.	500	19,835
Cincinnati Bell, Inc.*	3,100	14,942
Citizens Communications Co.	800	11,232
Cogent Communications Group, Inc.*	300	3,477
Consolidated Communications Holdings, Inc.	100	1,871
CT Communications, Inc.	200	4,344
Embarq Corp.	300	14,511
FairPoint Communications, Inc.	500	8,700
General Communication, Inc., Class A*	400	4,956
Iowa Telecommunications Services, Inc.	200	3,958
North Pittsburgh Systems, Inc.	100	2,517

		99,632

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	100	4,849

Total Telecommunication Services		104,481

Utilities (2.2%)
Electric Utilities (0.7%)
Allete, Inc.	100	4,345
Cleco Corp.	800	20,192
El Paso Electric Co.*	100	2,234
IDACORP, Inc.	600	22,686
Pepco Holdings, Inc.	300	7,251
UIL Holdings Corp.	400	15,000

		71,708

Gas Utilities (0.7%)
Laclede Group, Inc.	200	6,416
New Jersey Resources Corp.	400	19,720
Nicor, Inc.	300	12,828
ONEOK, Inc.	400	15,116
Peoples Energy Corp.	300	12,195
Southwest Gas Corp.	200	6,664
UGI Corp.	200	4,890

		77,829

Independent Power Producers & Energy Traders (0.1%)
Canadian Hydro Developers, Inc.*	900	4,308
Dynegy, Inc., Class A*	1,500	8,310

		12,618

Multi-Utilities (0.7%)
Alliant Energy Corp.	400	14,292
Avista Corp.	1,300	30,784
CenterPoint Energy, Inc.	800	11,456
CH Energy Group, Inc.	200	10,294

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
OGE Energy Corp.	200	$7,222

		74,048

Total Utilities		236,203

Total Common Stocks (99.6%) (Cost $10,634,012)		10,721,339

SHORT-TERM INVESTMENT:
Time Deposit (5.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $534,404)	$534,404	$534,404

Total Investments (104.6%) (Cost/Amortized Cost $11,168,416)		11,255,743
Other Assets Less Liabilities (-4.6%)		(490,611)

Net Assets (100%)		$10,765,132

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,838,393
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,207,230

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$336,836
Aggregate gross unrealized depreciation	(249,509)

Net unrealized appreciation	$87,327

Federal income tax cost of investments	$11,168,416

For the period ended September 30, 2006, the Portfolio incurred approximately $6 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.8%)
Asset-Backed Securities (6.1%)
ACE Securities Corp., Series 05-HE6 A2A
5.440%, 10/25/35 (l)	$306,122	$306,171
Amortizing Residential Collateral Trust, Series 02-BC4 A
5.620%, 7/25/32 (l)	1,269	1,270
Argent Securities, Inc., Series 05-W2 A2A
5.450%, 10/25/35 (l)	51,855	51,861
Series 05-W4 A2A
5.470%, 2/25/36 (l)	362,531	362,572
Series 06-M3 A2A
5.376%, 10/15/36 †(l)	400,000	400,502
Series 06-W1 A2A
5.410%, 3/25/36 (l)	247,672	247,714
Series 06-W3 A2A
5.400%, 4/25/36 (l)	200,409	200,444
Asset Backed Funding Certificates, Series 04-OPT5 A1
5.680%, 6/25/34 (l)	676,297	677,142
Series 05-HE2 A2A
5.440%, 6/25/35 (l)	84,223	84,224
Series 05-WMC1 A2A
5.440%, 6/25/35 (l)	16,430	16,430
Bear Stearns Asset Backed Securities, Inc., Series 02-2 A1
5.660%, 10/25/32 (l)	16,483	16,500
Series 04-BO1 1A1
5.530%, 9/25/34 (l)	102,599	102,676
Series 05-4 A
5.660%, 1/25/36 (l)	62,329	62,362
Series 06-EC1 A1
5.410%, 12/25/35 (l)	101,417	101,432
Capital One Auto Finance Trust, Series 06-A A1
5.117%, 5/15/07	110,841	110,855
Carrington Mortgage Loan Trust, Series 05-FRE1 A1
5.450%, 12/25/35 (l)	129,365	129,374
Centex Home Equity, Series 06-A AV1
5.380%, 6/25/36 (l)	848,100	848,102
Citigroup Mortgage Loan Trust, Inc., Series 04-RES1 A1
5.630%, 11/25/34 (l)	86,519	86,650
Series 05-HE3 A2A
5.440%, 9/25/35 (l)	22,493	22,494
Series 06-WMC1 A2A
5.410%, 1/31/36 (l)	335,991	336,045
Countrywide Asset-Backed Certificates, Series 05-9 2A1
5.430%, 1/25/36 (l)	70,143	70,148
Series 05-9 2A2
5.520%, 1/25/36 (l)	200,000	200,058
Series 06-1 AF1
5.460%, 7/25/36	229,125	229,140
Series 06-4 2A1
5.400%, 7/25/36 (l)	153,804	153,847
Series 06-6 2A1
5.400%, 9/25/36 (l)	385,550	385,575
Series 06-8 2A1
5.360%, 1/25/46 (l)	561,032	561,033
Series 06-11 3AV1
5.390%, 9/25/46 (l)	185,214	185,214
Series 06-13 3AV1
5.380%, 1/25/37 (l)	$381,410	$381,411
Series 06-15 A1
5.430%, 10/25/36 †(l)	400,000	399,813
Series 06-18 2A1
5.374%, 3/25/37 †(l)	300,000	300,235
FBR Securitization Trust, Series 05-3 AV21
5.440%, 10/25/35 (l)	562,786	562,873
Series 05-4 AV21
5.450%, 10/25/35 (l)	68,867	68,873
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF1 2A1
5.420%, 1/25/36 (l)	515,270	515,385
First NLC Trust, Series 05-3 AV1
5.440%, 12/25/35 (l)	99,824	99,830
Ford Credit Auto Owner Trust, Series 05-C A2
4.240%, 3/15/08	75,733	75,535
Fremont Home Loan Trust, Series 05-E 2A1
5.420%, 1/25/36 (l)	339,314	339,372
GSAMP Trust, Series 05-WMC2 A2A
5.440%, 11/25/35 (l)	311,968	312,006
Home Equity Asset Trust, Series 05-8 2A 1
5.440%, 2/25/36 (l)	107,087	107,113
Series 06-2 2A1
5.410%, 5/25/36 § (l)	148,308	148,271
HSI Asset Securitization Corp. Trust, Series 06-OPT1 2A1
5.410%, 12/25/35 (l)	140,761	140,787
Indymac Residential Asset Backed Trust, Series 05-D AII1
5.430%, 3/25/36 (l)	176,676	176,699
Series 06-A A1
5.420%, 3/25/36 (l)	483,776	483,830
Series 06-D 2A1
5.380%, 11/25/36 (l)	200,000	199,969
JP Morgan Mortgage Acquisition Corp., Series 06-CW2 AV2
5.364%, 8/25/36 (l)	85,968	85,968
Series 06-FRE 1 A2
5.400%, 5/25/35 (l)	215,239	215,274
Series 06-WMC3 A2
5.380%, 8/25/36 (l)	376,951	376,916
Lehman XS Trust, Series 06-4N A1A
5.410%, 4/25/46 (l)	600,252	599,877
Series 06-10N 1A1A
5.410%, 7/25/46 (l)	377,823	373,676
Long Beach Mortgage Loan Trust, Series 04-6 1A1
5.530%, 11/25/34 (l)	116,595	116,662
Series 06-1 2A1
5.410%, 2/25/36 (l)	120,745	120,763
Series 06-2 2A1
5.400%, 3/25/36 (l)	60,584	60,593
Series 06-3 2A1
5.390%, 4/25/36 (l)	69,205	69,217
MASTR Asset Backed Securities Trust, Series 06-NC1 A1
5.410%, 1/25/36 (l)	311,086	311,155

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors, Inc., Series 05-AR1 A3A2
5.487%, 6/25/36 (l)	$349,697	$349,624
Series 06-AHL1 A2A
5.380%, 5/25/37 (l)	276,362	276,341
Series 06-MLN1 A2A
5.394%, 7/25/37 †(l)	300,000	300,141
Series 06-WMC1 A2A
5.410%, 1/25/37 (l)	124,356	124,363
Morgan Stanley ABS Capital I, Series 06-WMC2 A2A
5.370%, 7/25/36 (l)	1,100,625	1,100,628
Nelnet Student Loan Trust, Series 04-3 A3
5.575%, 7/25/16 (l)	200,000	200,451
Series 04-4 A3
5.575%, 10/25/16 (l)	300,000	300,268
New Century Home Equity Loan Trust, Series 05-4 A2A
5.440%, 9/25/35 (l)	42,122	42,125
Series 05-B A2A
5.450%, 10/25/35 (l)	38,392	38,397
Newcastle Mortgage Securities Trust, Series 06-1 A1
5.400%, 3/25/36 (l)	142,665	142,694
Nomura Asset Acceptance Corp., Series 06-S1 A1
5.470%, 1/25/36 § (l)	134,100	134,117
Option One Mortgage Loan Trust, Series 05-4 A2
5.430%, 11/25/35 (l)	138,274	138,300
Quest Trust, Series 04-X2 A1
5.890%, 6/25/34 § (l)	15,230	15,276
Residential Asset Mortgage Products, Inc., Series 06-NC1 A1
5.410%, 1/25/36 (l)	175,277	175,302
Residential Asset Securities Corp., Series 05-AHL2 A1
5.430%, 10/25/35 (l)	249,470	249,517
Series 05-EMX1 AI1
5.430%, 3/25/35 (l)	4,006	4,006
Series 06-EMX4 A1
5.370%, 6/25/36 (l)	450,024	450,060
Series 06-KS4 A1
5.364%, 6/25/36 (l)	693,481	693,534
Residential Funding Mortgage Securities II, Inc., Series 05-HI3 A1
5.470%, 9/25/35 (l)	282,034	282,074
SACO I, Inc., Series 05-9 A2
5.440%, 12/25/35 (l)	140,130	140,133
Securitized Asset Backed Receivables LLC Trust, Series 06-OP1 A2A
5.400%, 10/25/35 (l)	90,074	90,094
Soundview Home Equity Loan Trust, Series 05-B A1
5.440%, 5/25/35 (l)	245,736	245,740
Series 06-1 A1
5.400%, 2/25/36 (l)	45,999	46,007
Series 06-EQ1 A1
5.380%, 10/25/36 (l)	400,000	399,999
Series 06-OPT1 2A1
5.400%, 3/25/36 (l)	110,747	110,763
Series 06-OPT5 2A1
5.354%, 7/25/36 (l)	761,152	761,154
Structured Asset Investment Loan Trust, Series 05-6 A7
5.420%, 7/25/35 (l)	$44,742	$44,749
Structured Asset Securities Corp., Series 02-HF1 A
5.614%, 1/25/33 (l)	2,155	2,169
Series 05-7XS 2A1A
4.900%, 4/25/35 (l)	262,264	252,509
Series 05-S7 A1
5.460%, 12/25/35 § (l)	368,168	368,202
Susquehanna Auto Lease Trust, Series 06-1 A1
4.991%, 4/16/07 †§	62,858	63,234
USAA Auto Owner Trust, Series 06-1 A2
5.030%, 11/17/08	187,020	186,822
Wachovia Auto Owner Trust, Series 05-B A2
4.820%, 2/20/09	1,393,010	1,390,231
Wachovia Mortgage Loan Trust LLC, Series 05-WMC1 A1
5.440%, 10/25/35 (l)	49,564	49,568

		21,760,530

Non-Agency CMO (2.7%)
Banc of America Funding Corp., Series 06-A 1A1
4.620%, 2/20/36 (l)	746,595	735,093
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.784%, 6/25/31 (l)	1,342	1,352
Series 03-8 2A1
4.799%, 1/25/34 (l)	30,185	29,838
Series 03-8 4A1
4.650%, 1/25/34 (l)	66,095	65,831
Citigroup Mortgage Loan Trust, Inc., Series 05-11 A1A
4.900%, 12/25/35 (l)	87,113	86,297
Series 05-11 A2A
4.700%, 12/25/35 (l)	921,768	907,117
Countrywide Alternative Loan Trust, Series 03-J1 4A1
6.000%, 10/25/32	7,916	7,923
Series 06-OA8 2A1
5.400%, 7/25/46 (l)	255,106	255,165
Series 06-OA12 A1A
5.410%, 9/20/46 †(l)	386,867	386,505
Countrywide Home Loan Mortgage Pass Through Trust, Series 02-30 M
3.848%, 10/19/32 (l)	38,144	38,041
Series 03-HYB3 7A1
3.788%, 11/19/33 (l)	78,934	76,058
Series 04-7 5A2
5.600%, 5/25/34 (l)	4,702	4,703
Series 05-R2 1AF1
5.670%, 6/25/35 § (l)	74,008	73,896
CS First Boston Mortgage Securities Corp., Series 02-P1A A
5.351%, 3/25/32 †§ (l)	8,163	8,165
Series 02-P3A A1
5.880%, 8/25/33 †§(l)	28,061	28,063
Series 05-C6 A1
4.938%, 12/15/40	182,293	181,370
First Horizon Alternative Mortgage Securities, Series 04-AA1 A1
4.750%, 6/25/34 (l)	158,539	157,170

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
GGP Mall Properities Trust, Series 01-C1A A2
5.007%, 11/15/11 §		$2,035	$2,035
Greenpoint Mortgage Funding Trust, Series 05-AR5 1A1
5.600%, 11/25/45 (l)		179,639	179,888
Harborview Mortgage Loan Trust, Series 05-2 2A1A
5.550%, 5/19/35 (l)		117,189	117,446
Series 06-1 2A1A
5.570%, 3/19/37 (l)		292,110	292,508
MASTR Adjustable Rate Mortgages Trust, Series 04-13 3A7
3.786%, 11/21/34 (l)		100,000	96,615
Mellon Residential Funding Corp., Series 00-TBC3 A1
5.770%, 12/15/30 (l)		85,376	85,658
Series 01-TBC1 A1
5.680%, 11/15/31 (l)		338,715	339,085
Sequoia Mortgage Trust, Series 10 2A1
5.710%, 10/20/27 (l)		75,502	75,591
Structured Adjustable Rate Mortgage Loan Trust, Series 04-1 4A2
4.580%, 2/25/34 (l)		184,806	183,387
Series 04-19 2A1
6.064%, 1/25/35 †(l)		161,443	162,526
Structured Asset Mortgage Investments, Inc., Series 06-AR4 2A1
5.520%, 6/25/36 (l)		92,549	92,591
Series 06-AR7 A8
5.400%, 8/25/36 (l)		298,980	299,038
Thornburg Mortgage Securities Trust, Series 06-5 A1
5.450%, 8/25/36 (l)		794,913	794,146
Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A A1
5.490%, 9/15/21 †§ (l)		1,200,000	1,200,940
Washington Mutual, Inc., Series 02-AR2 A
5.427%, 2/27/34 (l)		20,295	20,638
Series 02-AR10 A6
4.816%, 10/25/32 (l)		5,979	5,940
Series 03-R1 A1
5.600%, 12/25/27 (l)		678,429	678,167
Series 05-AR11 A1B1
5.620%, 8/25/45 (l)		107,644	107,863
Series 05-AR13 A1A1
5.620%, 10/25/45 (l)		810,618	815,803
Series 05-AR15 A1A1
5.590%, 11/25/45 (l)		178,003	178,606
Series 06-AR7 3A
5.677%, 7/25/46 (l)		588,997	588,997
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR10 2A12
4.109%, 6/25/35 (l)		300,000	295,359

			9,655,414

Total Asset-Backed and Mortgage-Backed Securities			31,415,944

Consumer Discretionary (0.3%)
Automobiles (0.1%)
DaimlerChrysler N.A. Holding Corp.
5.640%, 3/7/07 (l)		300,000	300,062
5.870%, 9/10/07 (l)		102,000	102,221

			402,283

Hotels, Restaurants & Leisure (0.0%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		$50,000	$52,500

Media (0.2%)
CSC Holdings, Inc.
7.875%, 12/15/07		600,000	609,000

Total Consumer Discretionary			1,063,783

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
El Paso Corp.
7.750%, 1/15/32		25,000	25,625
El Paso Natural Gas Co.
8.375%, 6/15/32		50,000	57,240
El Paso Production Holding Co.
7.750%, 6/1/13		60,000	61,350
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	54,900
8.625%, 2/1/22		25,000	30,025
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §		30,210	29,260
Tennessee Gas Pipeline Co.
8.375%, 6/15/32		150,000	172,112

Total Energy			430,512

Financials (1.8%)
Commercial Banks (0.9%)
Charter One Bank N.A.
5.540%, 4/24/09 (l)		2,100,000	2,100,893
HSBC Capital Funding LP
10.176%, 12/29/49 § (l)		100,000	146,965
HSBC Holdings plc
5.375%, 12/20/12	EUR	120,000	162,526
Rabobank Capital Funding II
5.260%, 12/29/49 § (l)		$100,000	97,866
Rabobank Capital Funding Trust III
5.254%, 12/29/49 § (l)		120,000	115,828
Rabobank Nederland
5.527%, 1/15/09 § (l)		200,000	200,009
Wachovia Bank N.A.
5.461%, 12/2/10 (l)		600,000	600,150

			3,424,237

Consumer Finance (0.4%)
Ford Motor Credit Co.
6.340%, 3/21/07 (l)		700,000	698,281
7.875%, 6/15/10		700,000	681,715

			1,379,996

Diversified Financial Services (0.5%)
Atlantic & Western Reinsurance Ltd.
11.508%, 1/9/07 § (l)		500,000	494,920
11.758%, 1/9/09 § (l)		300,000	284,370
Citigroup, Inc.
5.516%, 5/2/08 (l)		200,000	200,242
5.525%, 1/30/09 (l)		200,000	200,056
General Electric Capital Corp.
5.430%, 12/12/08 (l)		200,000	200,143
Petroleum Export Ltd.
5.265%, 6/15/11 §		92,881	91,468
Racers, Series 97-R-8-3
5.705%, 8/15/07 †(b)(l)		200,000	199,714

			1,670,913

Total Financials			6,475,146

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Government Securities (123.3%)
Agency ABS (0.3%)
Federal Home Loan Mortgage Corp.
Structured Pass Through Certificates, Series T-32 A1
5.590%, 8/25/31 (l)		$27,096	$27,218
SLM Student Loan Trust, Series 04-4 A3
5.575%, 10/25/13 (l)		91,856	91,946
Series 05-9 A1
5.455%, 1/25/13 (l)		43,046	43,008
Series 06-8 A1
5.370%, 4/25/12 (l)		200,000	200,000
Small Business Administration Participation Certificates, Series 03-20I 1
5.130%, 9/1/23		40,127	39,975
Series 04-20C 1
4.340%, 3/1/24		250,715	238,418
Series 05-20B 1
4.625%, 2/1/25		271,811	261,924

			902,489

Agency CMO (0.7%)
Federal Home Loan Mortgage Corp.
4.000%, 3/15/23		95,196	94,120
4.000%, 10/15/23		157,180	154,294
6.500%, 4/15/29		79,214	81,489
5.680%, 12/15/29 (l)		10,513	10,564
5.680%, 12/15/30 (l)		113,123	113,315
6.500%, 7/25/43		23,820	24,345
5.632%, 10/25/44 (l)		56,522	57,094
5.632%, 2/25/45 (l)		975,446	968,889
Federal National Mortgage Association
4.500%, 10/25/22		8,690	8,661
4.678%, 5/25/35 (l)		600,000	591,338
5.680%, 5/25/42 (l)		90,732	90,993
5.950%, 2/25/44		385,288	383,552

			2,578,654

Foreign Governments (0.7%)
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	148,258
Government of France
4.000%, 4/25/55	EUR	200,000	259,120
Hong Kong Government International Bond
5.130%, 8/1/14 §		$250,000	248,741
Kingdom of Spain
4.200%, 1/31/37	EUR	100,000	132,021
Republic of Ecuador
10.000%, 8/15/30 (b)(e)		$600,000	552,000
Republic of Italy
3.800%, 3/27/08	JPY	64,000,000	567,103
Republic of Panama
9.625%, 2/8/11		$75,000	85,819
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	65,460
6.500%, 6/2/14		$100,000	105,000
Ukraine Government International Bond
11.000%, 3/15/07 (b)		23,340	23,834
United Mexican States
8.300%, 8/15/31		88,000	109,736
6.750%, 9/27/34		100,000	106,150

			2,403,242

Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		40,000	45,149
7.900%, 6/1/42		$25,000	$30,617
New York City Municipal Water Finance Authority
5.000%, 6/15/35		160,000	166,070
4.750%, 6/15/38		100,000	102,257
Tobacco Settlement Financing Corp./New Jersey
6.375%, 6/1/32		95,000	104,166
6.000%, 6/1/37		70,000	74,562

			522,821

U.S. Government Agencies (10.3%)
Federal Home Loan Mortgage Corp.
6.057%, 11/1/23 (l)		29,843	30,230
4.565%, 1/1/34 (l)		166,346	163,993
Federal National Mortgage Association
5.000%, 1/1/17		56,067	55,336
5.000%, 2/1/18		311,529	306,969
5.000%, 8/1/18		341,418	336,421
5.000%, 9/1/18		177,211	174,617
5.000%, 10/1/18		133,588	131,633
5.000%, 8/1/19		40,234	39,590
5.500%, 7/1/34		388,410	383,398
4.190%, 11/1/34 (l)		920,906	909,957
4.582%, 7/1/35 (l)		963,863	956,133
4.708%, 1/1/35 (l)		133,444	131,715
5.500%, 9/1/35		179,297	176,731
5.632%, 3/1/44 (l)		2,216,538	2,228,871
5.632%, 10/1/44 (l)		113,738	114,413
5.000%, 10/25/36 TBA		1,000,000	960,938
5.500%, 10/25/36 TBA		12,000,000	11,820,000
6.000%, 10/25/36 TBA		17,100,000	17,174,812
Government National Mortgage Association
6.000%, 8/15/32		167,325	169,641
6.000%, 2/15/33		201,997	204,706
6.000%, 10/15/33		22,569	22,872
6.000%, 1/15/34		67,544	68,457
Small Business Administration
4.504%, 2/1/14		122,575	118,804

			36,680,237

U.S. Treasuries (111.2%)
U.S. Treasury Bonds
4.500%, 2/15/36		1,200,000	1,149,844
Inflation Indexed
2.375%, 1/15/25		37,036,923	37,632,995
2.000%, 1/15/26		14,069,900	13,493,906
3.625%, 4/15/28		22,180,752	27,487,674
3.875%, 4/15/29		7,563,573	9,772,961
U.S. Treasury Notes
4.500%, 2/28/11		200,000	199,250
4.500%, 11/15/15		400,000	396,125
Inflation Indexed
3.375%, 1/15/07		13,636,582	13,518,326
3.625%, 1/15/08		27,503,534	27,723,782
3.875%, 1/15/09		10,066,842	10,355,871
4.250%, 1/15/10		14,355,801	15,183,499
0.875%, 4/15/10		52,073,076	49,345,332
3.500%, 1/15/11		28,457,487	29,806,998
2.375%, 4/15/11		821,504	822,371
3.000%, 7/15/12		28,455,368	29,523,554
1.875%, 7/15/13		7,879,793	7,675,722
2.000%, 1/15/14		1,213,476	1,190,296
2.000%, 7/15/14		24,979,647	24,482,003
1.875%, 7/15/15		56,798,890	54,997,286
2.000%, 1/15/16		28,447,900	27,794,480
2.500%, 7/15/16		14,130,620	14,413,232

			396,965,507

Total Government Securities			440,052,950

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Industrials (0.0%)
Airlines (0.0%)
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13		$33,282	$33,365

Total Industrials			33,365

Materials (0.1%)
Chemicals (0.1%)
Nalco Co.
8.875%, 11/15/13		200,000	208,500

Containers & Packaging (0.0%)
Packaging Corp. of America
4.375%, 8/1/08		143,000	140,365

Total Materials			348,865

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	76,000	114,049
France Telecom S.A.
6.750%, 3/14/08 (b)		139,000	182,946

			296,995

Wireless Telecommunication Services (0.0%)
American Cellular Corp. , Series B
10.000%, 8/1/11		$60,000	62,850
Nextel Communications, Inc. , Series D
7.375%, 8/1/15		60,000	61,904

			124,754

Total Telecommunication Services			421,749

Utilities (0.1%)
Electric Utilities (0.1%)
Nevada Power Co. , Series L
5.875%, 1/15/15		150,000	149,324

Gas Utilities (0.0%)
Sonat, Inc.
7.625%, 7/15/11		35,000	35,875

Multi-Utilities (0.0%)
NiSource Finance Corp.
5.968%, 11/23/09 (l)		100,000	99,980

Total Utilities			285,179

Total Long-Term Debt Securities (134.6%) (Cost $481,053,083)			480,527,493

SHORT-TERM INVESTMENTS:
Commercial Paper (39.6%)
Abbey National North America LLC
5.20%, 1/8/07 (p)		7,700,000	7,590,352
Bank of America Corp.
5.23%, 10/10/06 (p)		8,400,000	8,387,813
5.26%, 10/27/06 (p)		1,100,000	1,095,681
5.18%, 12/14/06 (p)		100,000	98,933
5.24%, 1/12/07 (p)		1,000,000	985,100
Barclays U.S. Funding Corp.
5.21%, 10/20/06 (p)		2,800,000	2,791,921
5.19%, 11/21/06 (p)		4,100,000	4,069,488
5.01%, 11/22/06 (p)		3,200,000	3,176,562
CDC Commercial Paper Corp.
5.18%, 11/7/06 (n)(p)		$1,800,000	$1,790,211
5.01%, 11/8/06 (n)(p)		8,100,000	8,056,292
Danske Corp.
5.22%, 10/30/06 (n)(p)		8,700,000	8,662,347
5.22%, 1/18/07 (n)(p)		1,800,000	1,771,758
Dexia Delaware LLC
5.20%, 10/13/06 (p)		500,000	499,062
5.23%, 10/27/06 (p)		2,000,000	1,992,192
General Electric Capital Corp.
5.20%, 10/10/06 (p)		3,000,000	2,995,672
5.21%, 1/16/07 (p)		7,300,000	7,187,580
HBOS Treasury Services plc
5.20%, 10/10/06 (p)		7,900,000	7,888,603
4.96%, 11/1/06 (p)		1,400,000	1,393,860
5.01%, 11/22/06 (p)		500,000	496,338
Rabobank USA Finance Corp.
5.36%, 10/2/06 (p)		4,400,000	4,398,690
Sanofi-Aventis
5.28%, 11/8/06 (n)(p)		8,200,000	8,153,362
Skandinaviska Enskilda Banken AB
5.26%, 10/27/06 (n)(p)		8,700,000	8,665,843
5.16%, 12/8/06 (n)(p)		1,700,000	1,683,357
Societe Generale Northern America, Inc.
5.16%, 12/18/06 (p)		6,500,000	6,427,265
5.16%, 12/21/06 (p)		2,100,000	2,075,598
5.20%, 1/8/07 (p)		1,900,000	1,872,944
Swedbank AB
5.21%, 11/10/06 (p)		9,000,000	8,946,888
Time Warner Entertainment, Inc.
5.46%, 1/25/07 (n)(p)		2,800,000	2,751,168
Total Capital S.A.
5.36%, 10/2/06 (n)(p)		9,800,000	9,797,082
UBS Finance Delaware LLC
5.34%, 10/2/06 (p)		1,700,000	1,699,496
5.20%, 10/10/06 (p)		4,300,000	4,293,797
5.12%, 11/16/06 (p)		4,800,000	4,768,120
Westpac Banking Corp.
5.19%, 11/21/06 (n)(p)		5,000,000	4,962,790

Total Commercial Paper			141,426,165

Government Securities (47.8%)
Dutch Treasury Certificates
2.81%, 10/31/06 (p)	EUR	14,730,000	18,614,182
Federal Home Loan Bank
5.15%, 10/18/06 (o)(p)		$56,000,000	55,856,081
4.90%, 11/1/06 (o)(p)		5,700,000	5,675,286
Federal National Mortgage Association
4.89%, 10/11/06 (o)(p)		1,400,000	1,397,909
5.20%, 10/16/06 (o)(p)		1,000,000	997,757
4.89%, 10/18/06 (o)(p)		7,851,000	7,831,852
4.89%, 10/25/06 (o)(p)		14,100,000	14,052,268
4.90%, 11/1/06 (o)(p)		22,900,000	22,800,711
4.91%, 11/15/06 (o)(p)		8,000,000	7,950,139
4.88%, 11/22/06 (o)(p)		6,600,000	6,552,880
French Treasury Bills
2.81%, 10/12/06 (p)	EUR	380,000	480,917
3.18%, 12/7/06 (p)		5,860,000	7,378,764
3.16%, 12/28/06 (p)		15,460,000	19,432,371
German Treasury Bills
2.78%, 10/18/06 (p)		920,000	1,163,792
U.S. Treasury Bills
4.79%, 12/14/06#(p)		$165,000	163,369

Total Government Securities			170,348,278

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (3.5%)
JPMorgan Chase Nassau
4.78%, 10/2/06	$12,524,401	$12,524,401

Total Short-Term Investments (90.9%) (Cost/Amortized Cost $324,452,019)		324,298,844

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
U.S. 10 Year Treasury Note Futures
December-2006 @$ 119.00*	242	3,781

Put Options Purchased (0.0%)
EURO Dollar Futures
December-2006 @ $9l.75*	15	94
March-2007 @ $92.00*	405	2,531
U.S. 10 Year Treasury Note Futures
December-2006 @$ 101.00*	409	6,391
U.S. Treasury Notes Inflation Indexed
October-2006 @$57.00*	34,000,000	—
October-2006 @$82.00*	30,000,000	—
November-2006 @$96.00*	28,000,000	—
December-2006 @$ 68.00*	50,000,000	11,719
December-2006 @$ 96.00*	13,000,000	—

		20,735

Total Options Purchased (0.0%) (Cost $52,605)		24,516

Total Investments (225.5%) (Cost/Amortized Cost $805,557,707)		804,850,853
Other Assets Less Liabilities (-125.5%)		(448,003,837)

Net Assets (100%)		$356,847,016

*	Non-income producing.

†	Securities (totaling $3,449,838 or 0.97% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $4,099,598 or 1.15% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ABS — Asset Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

TBA — Security is subject to delayed delivery.

At September 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/06	Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Notes	150	December-06	$16,040,625	$16,209,375	$168,750
EURODollar	51	June-07	12,112,500	12,110,587	(1,913)
EURODollar	105	September-07	24,940,125	24,970,313	30,188
EURODollar	105	December-07	24,938,812	24,992,625	53,813
EURODollar	105	March-08	24,937,500	24,999,188	61,688

					$312,526

Sales
U.S. Treasury Bonds	254	December-06	$28,178,125	$28,551,188	$(373,063)
U.S. 5 Year Treasury Notes	34	December-06	3,568,406	3,587,531	(19,125)

					$(392,188)

					$(79,662)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Buy Contracts
Japanese Yen, expiring 10/26/06	13,000	$111,125	$110,504	$(621)
Japanese Yen, expiring 11/15/06	999,306	8,501,436	8,440,953	(60,483)

				$(61,104)

Forward Foreign Currency Sell Contracts
European Union, expiring 10/31//06	34,957	$44,455,338	$44,353,558	$101,780
Japanese Yen, expiring 11/15/06	172,159	1,480,000	1,467,410	12,590

				$114,370

				$53,266

Options written for the nine months ended September 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	52	$10,800
Options Written	5,900,818	154,058
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(5,900,870)	(164,858)
Options Exercised	—	—

Options Outstanding—September 30, 2006	—	$—

At September 30, 2006, the Portfolio had Forward Volatility Agreements as follows:

Description	Contract Amount	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese Yen FXV Lock 8.55% USD	$6,500,000	$—	$(20,147)	$(20,147)
Japanese Yen FXV Lock 8.50% USD	900,000	—	(2,450)	(2,450)

				$(22,597)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$155,527,165
U.S. Government securities	3,314,788,705

$3,470,315,870

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$122,341,800
U.S. Government securities	3,145,039,097

$3,267,380,897

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,967,610)

Net unrealized depreciation	(4,967,610)

Federal income tax cost of investments	$809,818,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (32.4%)
Asset-Backed Securities (23.7%)
Advanta Business Card Master Trust, Series 05-A3 A3
4.700%, 10/20/11	$15,000,000	$14,897,534
AmeriCredit Automobile Receivables Trust, Series 05-DA A3
4.870%, 12/6/10	14,350,000	14,286,346
Amresco Residential Securities Mortgage Loan Trust, Series 98-2 M1F
6.745%, 6/25/28	57,982	57,760
Asset Backed Funding Certificates, Series 01-AQ1 M1
6.863%, 5/20/32	194,019	193,418
Atherton Franchisee Loan Funding, Series 98-A A2
6.720%, 5/15/20 §	44,523	44,534
Capital Auto Receivables Asset Trust, Series 04-2 C
4.160%, 1/15/10	3,665,000	3,586,295
Capital One Master Trust, Series 98-1 A
6.310%, 6/15/11	24,000,000	24,431,071
Capital One Multi-Asset Execution Trust, Series 03-C1 C1
7.880%, 3/15/11 (l)	250,000	258,365
Carmax Auto Owner Trust, Series 05-2 A3
4.210%, 1/15/10	10,400,000	10,287,397
Series 06-1 A3
5.330%, 9/15/10	13,850,000	13,910,067
Centex Home Equity, Series 04-D MV3
6.330%, 9/25/34 (l)	250,000	252,482
Chase Manhattan Auto Owner Trust, Series 06-B A4
5.110%, 4/15/14	11,950,000	11,997,575
CIT Equipment Collateral, Series 05-EF1 A3
4.420%, 5/20/09	7,000,000	6,943,679
Citibank Credit Card Issuance Trust, Series 02-C3 C3
6.530%, 12/15/09 (l)	250,000	252,523
Series 03-A3 A3
3.100%, 3/10/10	11,375,000	11,052,862
Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,487,295
Series 05-C5 C5
4.950%, 10/25/10	15,400,000	15,281,873
CNH Equipment Trust, Series 06-A A3
5.200%, 8/16/10	17,300,000	17,332,899
Daimler Chrysler Auto Trust, Series 06-B A3
5.330%, 8/8/10	13,500,000	13,556,452
Discover Card Master Trust I, Series 03-2 B
3.850%, 8/15/10	15,000,000	14,710,718
DVI Receivables Corp., Series 03-1 D1
7.280%, 3/14/11 †(l)	160,268	—
Ford Credit Auto Owner Trust, Series 05-C A3
4.300%, 8/15/09	12,500,000	12,369,361
GCO Slims Trust, Series 06-1A
5.720%, 3/1/22 (b)	$9,424,800	$9,365,895
Harley-Davidson Motorcycle Trust, Series 06-2 A2
5.350%, 3/15/13	24,000,000	24,179,102
Honda Auto Receivables Owner Trust, Series 03-3 A4
2.770%, 11/21/08	5,953,483	5,861,220
Household Automotive Trust, Series 03-1 A4
2.220%, 11/17/09	9,932,602	9,800,102
Series 05-2 A3
4.370%, 5/17/10	6,500,000	6,438,025
JPMorgan Auto Receivables Trust, Series 06-A A3
5.180%, 12/15/10 (b)	21,250,000	21,259,961
Lehman ABS Manufactured Housing Contract, Series 02-A A
5.780%, 6/15/33 (l)	57,242	57,219
Long Beach Auto Receivables Trust, Series 05-A A3
4.080%, 6/15/10	17,800,000	17,657,301
MBNA Credit Card Master Note Trust, Series 02-B1 B1
5.150%, 7/15/09	3,605,000	3,601,568
Series 05-A7 A7
4.300%, 2/15/11	23,700,000	23,386,307
Morgan Stanley ABS Capital I, Series 04-HE4 M3
6.830%, 5/25/34 (l)	200,000	200,000
National City Auto Receivables Trust, Series 04-A A4
2.880%, 5/15/11	19,000,000	18,555,736
Nissan Auto Lease Trust, Series 05-A A3
4.700%, 10/15/08	14,000,000	13,933,885
Nissan Auto Receivables Owner Trust, Series 06-B A3
5.160%, 2/15/10	9,650,000	9,650,129
Onyx Acceptance Grantor Trust, Series 05-B A3
4.180%, 3/15/10	5,000,000	4,953,183
Triad Auto Receivables Owner Trust, Series 04-A A4
2.500%, 9/13/10	9,511,283	9,299,484
USAA Auto Owner Trust, Series 06-1 A3
5.010%, 9/15/10	10,500,000	10,488,310
WFS Financial Owner Trust, Series 04-1 A4
2.810%, 8/22/11	13,744,875	13,462,833
Series 05-3 B
4.500%, 5/17/13	5,000,000	4,924,620

		410,265,386

Non-Agency CMO (8.7%)
Banc of America Commercial Mortgage, Inc., Series 04-5 A2
4.176%, 11/10/41	12,000,000	11,709,694
Bank of America Mortgage Securities, Series 03-I 1A1
5.567%, 10/25/33 (l)	153,806	155,828
Series 04-A 1A1
3.440%, 2/25/34 (l)	111,596	112,514

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Series 04-T16 A2
3.700%, 2/13/46	$9,497,969	$9,260,574
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A1
4.991%, 6/15/38	16,644,546	16,576,245
CS First Boston Mortgage Securities Corp., Series 03-C3 A2
2.843%, 5/15/38	15,750,000	15,200,601
Series 04-C1 A2
3.516%, 1/15/37	11,840,000	11,491,931
GE Capital Commercial Mortgage Corp., Series 01-2 A2
5.850%, 8/11/33	16,409,571	16,558,040
GMAC Commercial Mortgage Securities, Inc., Series 06-C1 A1
4.975%, 11/10/45	8,034,783	8,008,118
Greenwich Capital Commercial Funding Corp., Series 02-C1 A1
3.357%, 1/11/13	9,089,677	8,918,815
GS Mortgage Securities Corp. II, Series 05-GG4 A1P
5.285%, 7/10/39	8,913,235	8,937,716
LB-UBS Commercial Mortgage Trust, Series 01-C3 A1
6.058%, 6/15/20	3,492,976	3,556,241
Morgan Stanley Capital I, Series 06-T21 A1
4.925%, 10/12/52	6,367,650	6,336,529
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	16,500,000	16,776,847
Washington Mutual, Inc., Series 03-AR10 A4
4.062%, 10/25/33 (l)	3,364,458	3,331,583
Series 03-AR5 A6
3.695%, 6/25/33 (l)	15,000,000	14,624,197

		151,555,473

Total Asset-Backed and Mortgage-Backed Securities		561,820,859

Consumer Discretionary (0.7%)
Automobiles (0.3%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08	6,300,000	6,152,007

Hotels, Restaurants & Leisure (0.4%)
Yum! Brands, Inc.
7.650%, 5/15/08	6,450,000	6,681,993

Total Consumer Discretionary		12,834,000

Consumer Staples (0.6%)
Beverages (0.6%)
Diageo Capital plc
3.500%, 11/19/07	11,300,000	11,078,588

Total Consumer Staples		11,078,588

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	6,925,000	6,693,864
Norsk Hydro A.S.A.
6.360%, 1/15/09	9,275,000	9,507,061
Ocean Energy, Inc.
4.375%, 10/1/07	6,650,000	6,584,677
Valero Energy Corp.
3.500%, 4/1/09	$6,650,000	$6,372,489

Total Energy		29,158,091

Financials (13.2%)
Capital Markets (0.7%)
Goldman Sachs Group, Inc.
3.875%, 1/15/09	12,600,000	12,260,166

Commercial Banks (3.6%)
Bank One N.A./Illinois
3.700%, 1/15/08	14,250,000	13,974,733
Marshall & Ilsley Bank
3.800%, 2/8/08	11,200,000	10,983,448
RBS Capital Trust IV
6.167%, 12/31/49 (l)	6,400,000	6,424,038
U.S. Bancorp
3.125%, 3/15/08	15,000,000	14,566,950
Wachovia Bank N.A.
5.800%, 12/1/08	8,250,000	8,371,094
Wells Fargo & Co.
3.500%, 4/4/08	7,750,000	7,565,759

		61,886,022

Consumer Finance (2.5%)
Capital One Bank
5.000%, 6/15/09	6,762,000	6,718,148
HSBC Finance Corp.
5.875%, 2/1/09	11,650,000	11,842,551
John Deere Capital Corp.
4.375%, 3/14/08	11,800,000	11,658,247
Toyota Motor Credit Corp.
4.400%, 10/1/08	14,000,000	13,803,888

		44,022,834

Diversified Financial Services (2.6%)
Bank of America Corp.
3.875%, 1/15/08	11,200,000	11,012,154
Caterpillar Financial Services Corp.
3.800%, 2/8/08	9,630,000	9,446,818
CIT Group, Inc.
5.500%, 11/30/07	12,175,000	12,208,384
Citigroup, Inc.
4.200%, 12/20/07	11,900,000	11,762,293

		44,429,649

Insurance (1.6%)
American International Group, Inc.
2.875%, 5/15/08	13,300,000	12,838,676
Protective Life Secured Trusts
3.700%, 11/24/08	9,650,000	9,365,441
RenaissanceReinsurance Holdings Ltd.
7.000%, 7/15/08	4,700,000	4,808,772

		27,012,889

Real Estate Investment Trusts (REIT) (1.8%)
Duke Realty Corp. (REIT)
6.800%, 2/12/09	6,495,000	6,689,369
iStar Financial, Inc. (REIT)
4.875%, 1/15/09	6,800,000	6,710,852
Kimco Realty Corp. (REIT)
3.950%, 8/5/08	8,000,000	7,806,976
Simon Property Group LP (REIT)
6.375%, 11/15/07	10,850,000	10,943,755

		32,150,952

Real Estate Management & Development (0.4%)
EOP Operating LP
6.800%, 1/15/09	6,475,000	6,669,321

Total Financials		228,431,833

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Government Securities (40.4%)
Agency CMO (0.6%)
Government National Mortgage Association
4.201%, 8/16/26	$11,185,311	$10,913,383

Foreign Governments (0.4%)
Province of Quebec
7.000%, 1/30/07	6,000,000	6,028,914

U.S. Government Agencies (18.1%)
Federal Home Loan Bank
4.625%, 2/8/08	27,300,000	27,150,068
3.375%, 2/15/08	13,550,000	13,249,041
Federal Home Loan Mortgage Corp.
4.776%, 5/1/35 (l)	18,292,801	17,957,479
4.774%, 9/1/35 (l)	16,750,333	16,507,213
Federal National Mortgage Association
3.250%, 1/15/08	42,000,000	41,069,154
4.531%, 5/1/33 (l)	355,037	347,481
3.701%, 6/1/34 (l)	125,664	125,550
4.266%, 7/1/34 (l)	292,235	286,175
4.574%, 12/1/34 (l)	10,497,272	10,332,956
4.500%, 1/1/35 (l)	9,252,436	9,099,583
4.526%, 4/1/35 (l)	11,090,972	10,912,262
4.633%, 5/1/35 (l)	7,806,713	7,667,833
4.644%, 5/1/35 (l)	17,593,902	17,314,460
4.903%, 6/1/35 (l)	25,469,279	25,143,930
4.732%, 7/1/35 (l)	16,853,604	16,587,454
4.808%, 7/1/35 (l)	12,378,216	12,253,582
5.175%, 7/1/35 (l)	15,173,318	15,078,660
4.847%, 12/1/35 (l)	24,233,140	23,960,581
5.616%, 6/1/36 (l)	24,669,513	24,758,968
5.736%, 6/1/36 (l)	23,243,437	23,466,260

		313,268,690

U.S. Treasuries (21.3%)
U.S. Treasury Notes
6.125%, 8/15/07	30,350,000	30,642,817
3.000%, 11/15/07	7,900,000	7,739,535
3.750%, 5/15/08	1,400,000	1,378,180
5.000%, 7/31/08	23,130,000	23,238,433
3.125%, 9/15/08	61,935,000	60,144,707
4.875%, 5/15/09	34,320,000	34,518,404
4.875%, 8/15/09	81,350,000	81,902,936
3.375%, 10/15/09	54,850,000	52,938,806
3.625%, 6/15/10	43,000,000	41,620,990
4.500%, 11/15/10	36,000,000	35,876,232

		370,001,040

Total Government Securities		700,212,027

Health Care (0.4%)
Health Care Providers & Services (0.4%)
WellPoint, Inc.
3.750%, 12/14/07	6,800,000	6,668,209

Total Health Care		6,668,209

Industrials (3.3%)
Aerospace & Defense (1.1%)
Goodrich Corp.
7.500%, 4/15/08	11,525,000	11,851,319
Raytheon Co.
6.150%, 11/1/08	6,550,000	6,662,987

		18,514,306

Air Freight & Logistics (0.4%)
FedEx Corp.
3.500%, 4/1/09	7,000,000	6,715,898
Airlines (0.1%)
Southwest Airlines Co.
7.875%, 9/1/07	$2,513,000	$2,562,923

Industrial Conglomerates (0.4%)
Tyco International Group S.A.
6.125%, 1/15/09	6,575,000	6,690,240

Machinery (0.5%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	8,975,000	9,113,377

Road & Rail (0.8%)
CSX Corp.
6.250%, 10/15/08	6,550,000	6,672,622
Norfolk Southern Corp.
6.000%, 4/30/08	6,600,000	6,665,888

		13,338,510

Total Industrials		56,935,254

Information Technology (1.1%)
Communications Equipment (0.4%)
Motorola, Inc.
4.608%, 11/16/07	6,750,000	6,698,173

IT Services (0.7%)
First Data Corp.
3.375%, 8/1/08	12,350,000	11,950,181

Total Information Technology		18,648,354

Materials (1.4%)
Chemicals (0.7%)
Praxair, Inc.
2.750%, 6/15/08	12,350,000	11,870,746

Metals & Mining (0.7%)
Alcoa, Inc.
4.250%, 8/15/07	12,000,000	11,850,180

Total Materials		23,720,926

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.6%)
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08	11,600,000	11,336,680

Wireless Telecommunication Services (0.6%)
Vodafone Group plc
3.950%, 1/30/08	10,000,000	9,826,820

Total Telecommunication Services		21,163,500

Utilities (1.6%)
Electric Utilities (1.0%)
Ohio Edison Co.
4.000%, 5/1/08	6,650,000	6,510,111
Pacific Gas & Electric Co.
3.600%, 3/1/09	6,950,000	6,701,523
Public Service Co. of New Mexico
4.400%, 9/15/08	4,900,000	4,803,730

		18,015,364

Multi-Utilities (0.6%)
Duke Power Co. LLC
4.200%, 10/1/08	10,800,000	10,574,399

Total Utilities		28,589,763

Total Long-Term Debt Securities (98.0%) (Cost $1,701,593,041)		1,699,261,404

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
San Paolo U.S. Financial Co.
5.34%, 10/2/06 (p)	$20,515,000	$20,508,914

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.78%, 10/2/06	9,763	9,763

Total Short-Term Investments (1.2%) (Cost/Amortized Cost $20,521,720)		20,518,677

Total Investments (99.2%) (Cost/Amortized Cost $1,722,114,761)		1,719,780,081
Other Assets Less Liabilities (0.8%)		13,515,788

Net Assets (100%)		$1,733,295,869

†	Securities (totaling $0 or 0.0% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $44,534 or 0.00% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ABS — Asset Backed Security

CMO — Collateralized Mortgage Obligation

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$924,795,196
U.S. Government securities	359,664,792

$1,284,459,988

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$561,625,409
U.S. Government securities	185,474,728

$747,100,137

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,368,714
Aggregate gross unrealized depreciation	(6,816,006)

Net unrealized depreciation	$(2,447,292)

Federal income tax cost of investments	$1,722,227,373

The Portfolio has a net capital loss carryforward of $348,305 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.0%)
Gentex Corp.^	18,350	$260,753

Automobiles (0.1%)
Monaco Coach Corp.^	49,200	548,088
Thor Industries, Inc.^	27,900	1,148,643
Winnebago Industries, Inc.^	10,600	332,628

		2,029,359

Diversified Consumer Services (0.8%)
Matthews International Corp., Class A^	356,100	13,108,041
Regis Corp.	33,500	1,200,975

		14,309,016

Hotels, Restaurants & Leisure (4.3%)
Bally Technologies, Inc.*^	1,166,600	20,532,160
Bob Evans Farms, Inc.^	5,800	175,624
CBRL Group, Inc.^	452,700	18,302,661
Rare Hospitality International, Inc.*^	618,000	18,886,080
WMS Industries, Inc.*^	587,500	17,160,875

		75,057,400

Household Durables (1.0%)
Basset Furniture Industries, Inc.	17,800	289,072
Ethan Allen Interiors, Inc.^	14,300	495,638
Hooker Furniture Corp.	35,900	526,294
La-Z-Boy, Inc.^	45,100	629,596
M/I Homes, Inc.^	19,476	688,477
MDC Holdings, Inc.^	8,100	376,245
Russ Berrie & Co., Inc.*^	33,000	502,920
Sealy Corp.^	1,019,100	13,309,446

		16,817,688

Media (0.6%)
Arbitron, Inc.^	271,700	10,055,617

Multiline Retail (0.1%)
Tuesday Morning Corp.^	47,900	664,852

Specialty Retail (2.6%)
Christopher & Banks Corp.^	20,800	613,184
Finish Line, Inc., Class A^	1,046,100	13,201,782
Guitar Center, Inc.*^	389,100	17,384,988
HOT Topic, Inc.*^	36,400	405,496
Men’s Wearhouse, Inc.^	10,700	398,147
Pacific Sunwear of California, Inc.*^	818,700	12,345,996
Pier 1 Imports, Inc.	34,800	258,216
West Marine, Inc.*^	46,300	648,200
Zale Corp.*^	5,100	141,474

		45,397,483

Textiles, Apparel & Luxury Goods (1.4%)
Brown Shoe Co., Inc.	21,900	784,896
Fossil, Inc.*^	629,500	13,559,430
Timberland Co., Class A*^	335,700	9,658,089
Warnaco Group, Inc.*^	31,800	615,012

		24,617,427

Total Consumer Discretionary		189,209,595

Consumer Staples (0.9%)
Food & Staples Retailing (0.1%)
Casey’s General Stores, Inc.^	35,100	781,677

Food Products (0.0%)
Sanderson Farms, Inc.^	22,500	728,100

Household Products (0.8%)
Central Garden & Pet Co.*^	280,000	13,512,800

Total Consumer Staples		15,022,577

Energy (4.3%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*^	7,100	$319,287
Bristow Group, Inc.*	17,300	595,120
Complete Production Services, Inc.*	442,000	8,725,080
Global Industries Ltd.*	19,700	306,532
Lone Star Technologies, Inc.*^	11,800	570,884
NS Group, Inc.*^	200,900	12,968,095
Oil States International, Inc.*	16,000	440,000
Rowan Cos., Inc.	14,400	455,472
Tidewater, Inc.	6,300	278,397
Veritas DGC, Inc.*	137,500	9,050,250
W-H Energy Services, Inc.*^	377,800	15,667,366

		49,376,483

Oil, Gas & Consumable Fuels (1.5%)
Brigham Exploration Co.*^	1,681,300	11,382,401
Exploration Co. of Delaware, Inc.*	1,285,291	12,300,235
Helix Energy Solutions Group, Inc.*^	10,400	347,360
OMI Corp.^	18,900	410,319
Overseas Shipholding Group	10,500	648,585
Teekay Shipping Corp.	11,400	468,654

		25,557,554

Total Energy		74,934,037

Financials (30.7%)
Capital Markets (3.0%)
Penson Worldwide, Inc.*^	923,700	16,580,415
Waddell & Reed Financial, Inc.	1,412,300	34,954,425

		51,534,840

Commercial Banks (10.8%)
Bank of the Ozarks, Inc.^	735,300	24,904,611
Chemical Financial Corp.^	11,900	353,192
First Community Bancorp, Inc./California^	305,476	17,091,382
First Indiana Corp.^	8,900	231,489
MB Financial, Inc.^	864,300	31,866,741
Peoples Bancorp, Inc./Ohio	9,057	264,736
Provident Bankshares Corp.^	677,500	25,101,375
Sandy Spring Bancorp, Inc.^	273,400	9,667,424
Sterling Bancshares, Inc./Texas^	1,140,500	23,095,125
Texas Regional Bancshares, Inc.	210,660	8,099,877
United Bancshares, Inc.^	621,100	23,117,342
Wintrust Financial Corp.^	495,800	24,864,370

		188,657,664

Insurance (5.7%)
American National Insurance Co.^	3,500	405,650
Arch Capital Group Ltd.*	292,000	18,539,080
Arthur J. Gallagher & Co.^	18,800	501,396
Aspen Insurance Holdings Ltd.^	1,564,200	40,403,286
Bristol West Holdings, Inc.^	648,500	9,435,675
IPC Holdings Ltd.	29,000	882,180
Montpelier Reinsurance Holdings Ltd.^	57,100	1,107,169
Protective Life Corp.	5,900	269,925
RLI Corp.^	551,750	28,023,383
Stancorp Financial Group, Inc.^	7,900	352,577

		99,920,321

Real Estate Investment Trusts (REIT) (8.6%)
Arbor Realty Trust, Inc. (REIT)^	15,800	403,848
Ashford Hospitality Trust, Inc. (REIT)^	1,994,900	23,799,157
BioMed Realty Trust, Inc. (REIT)^	673,900	20,446,126

EQ ADVISORS TRUST

EQ/SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Brandywine Realty Trust (REIT)^	949,200	$30,896,460
Cousins Properties, Inc. (REIT)^	610,300	20,878,363
Healthcare Realty Trust, Inc. (REIT)^	847,400	32,548,634
MFA Mortgage Investments, Inc. (REIT)^	2,668,300	19,878,835

		148,851,423

Thrifts & Mortgage Finance (2.6%)
BankAtlantic Bancorp, Inc., Class A^	1,157,600	16,461,072
Bankunited Financial Corp., Class A^	565,300	14,737,371
Franklin Bank Corp./Texas*^	735,500	14,621,740

		45,820,183

Total Financials		534,784,431

Health Care (6.5%)
Health Care Equipment & Supplies (1.4%)
Encore Medical Corp.*	2,055,100	12,947,130
STERIS Corp.^	23,800	572,628
Symmetry Medical, Inc.*^	695,300	10,492,077
West Pharmaceutical Services, Inc.^	13,600	534,072

		24,545,907

Health Care Providers & Services (3.8%)
BioScrip, Inc.*^	849,600	2,565,792
Centene Corp.*^	921,000	15,141,240
Five Star Quality Care, Inc.*^	873,900	9,403,164
Hanger Orthopedic Group, Inc.*^‡	1,147,800	7,552,524
inVentive Health, Inc.*^	532,000	17,039,960
LifePoint Hospitals, Inc.*	393,800	13,909,016

		65,611,696

Life Sciences Tools & Services (0.6%)
PharmaNet Development Group, Inc.	550,300	10,692,329

Pharmaceuticals (0.7%)
Sciele Pharma, Inc.*^	665,900	12,545,556

Total Health Care		113,395,488

Industrials (14.3%)
Aerospace & Defense (1.6%)
Applied Signal Technology, Inc.^	557,700	8,276,268
DRS Technologies, Inc.^	166,900	7,288,523
Ladish Co., Inc.*^	434,901	12,559,941

		28,124,732

Airlines (0.8%)
Alaska Air Group, Inc.*^	339,100	12,899,364
Skywest, Inc.^	24,100	590,932

		13,490,296

Building Products (1.0%)
American Woodmark Corp.^	9,600	323,424
Apogee Enterprises, Inc.^	45,200	687,492
Insteel Industries, Inc.^	785,200	15,601,924
Simpson Manufacturing Co., Inc.	8,600	232,458
Universal Forest Products, Inc.^	15,800	774,990

		17,620,288

Commercial Services & Supplies (5.4%)
ABM Industries, Inc.^	27,000	506,520
Brady Corp., Class A^	21,200	745,392
G&K Services, Inc., Class A^	660,300	24,054,729
John H. Harland Co.^	442,400	16,125,480
Knoll, Inc.	702,400	14,188,480
Mine Safety Appliances Co.^	28,900	1,029,996
Navigant Consulting, Inc.*^	657,400	13,187,444
Waste Connections, Inc.*^	371,099	14,068,363
Watson Wyatt Worldwide, Inc., Class A^	226,600	$9,272,472

		93,178,876

Construction & Engineering (0.6%)
Perini Corp.*	524,100	10,943,208

Electrical Equipment (1.0%)
A.O. Smith Corp.	7,900	311,497
Acuity Brands, Inc.^	198,800	9,025,520
Baldor Electric Co.^	2,600	80,158
Genlyte Group, Inc.*^	7,300	519,760
Powell Industries, Inc.*	9,100	201,383
Regal-Beloit Corp.^	182,600	7,943,100

		18,081,418

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	5,600	470,960
Teleflex, Inc.	10,400	578,656

		1,049,616

Machinery (2.6%)
Astec Industries, Inc.*	6,700	169,175
Briggs & Stratton Corp.	21,100	581,305
CIRCOR International, Inc.^	15,500	473,525
Columbus McKinnon Corp.*^	470,000	8,474,100
Graco, Inc.^	27,200	1,062,432
JLG Industries, Inc.	11,500	227,815
Kennametal, Inc.	281,900	15,969,635
Mueller Industries, Inc.^	32,700	1,150,059
Nordson Corp.^	8,800	350,768
RBC Bearings, Inc.*^	638,629	15,422,890
Timken Co.	5,800	172,724
Wabash National Corp.	64,000	876,160
Watts Water Technologies, Inc., Class A^	15,700	498,632

		45,429,220

Road & Rail (0.7%)
Dollar Thrifty Automotive Group, Inc.*^	8,800	392,216
Genesee & Wyoming, Inc.*^	28,100	652,482
Kansas City Southern, Inc.*^	10,600	289,486
Swift Transportation Co., Inc.*^	475,100	11,269,372

		12,603,556

Trading Companies & Distributors (0.5%)
United Rentals, Inc.*^	380,600	8,848,950

Total Industrials		249,370,160

Information Technology (16.8%)
Communications Equipment (3.7%)
Avocent Corp.*	565,300	17,026,836
C-COR, Inc.*^	1,544,000	13,247,520
Ixia*^	99,400	885,654
Powerwave Technologies, Inc.*^	1,513,000	11,498,800
SafeNet, Inc.*^	1,204,331	21,906,781

		64,565,591

Computers & Peripherals (1.7%)
Diebold, Inc.^	6,700	291,651
Emulex Corp.*	702,800	12,769,876
Komag, Inc.*^	525,600	16,798,176

		29,859,703

Electronic Equipment & Instruments (4.1%)
Benchmark Electronics, Inc.*^	665,050	17,876,544
Coherent, Inc.*	293,100	10,158,846
CPI International, Inc.*^‡	801,400	10,554,438
FARO Technologies, Inc.*^	605,000	11,555,500
Mettler-Toledo International, Inc.*	9,600	635,040
Plexus Corp.*^	454,200	8,720,640

EQ ADVISORS TRUST

EQ/SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
TTM Technologies, Inc.*^	1,016,100	$11,888,370

		71,389,378

IT Services (1.5%)
Perot Systems Corp., Class A*^	1,005,800	13,869,982
Wright Express Corp.*^	485,600	11,683,536

		25,553,518

Semiconductors & Semiconductor Equipment (4.2%)
Actel Corp.*^	1,107,800	17,226,290
Cohu, Inc.^	36,200	645,446
Exar Corp.*^	854,900	11,361,621
FEI Co.*^	553,000	11,673,830
Microsemi Corp.*^	634,700	11,964,095
Semtech Corp.*^	664,600	8,480,296
Varian Semiconductor Equipment Associates, Inc.*^	341,100	12,518,370

		73,869,948

Software (1.6%)
Agile Software Corp.*^	1,695,700	11,072,921
Secure Computing Corp.*	2,705,900	17,128,347

		28,201,268

Total Information Technology		293,439,406

Materials (5.4%)
Chemicals (0.9%)
Airgas, Inc.	17,300	625,741
Cabot Corp.^	16,600	617,520
RPM International, Inc.^	38,800	736,812
Westlake Chemical Corp.^	399,500	12,787,995

		14,768,068

Construction Materials (0.7%)
Texas Industries, Inc.^	248,800	12,952,528

Containers & Packaging (0.0%)
AptarGroup, Inc.^	9,800	498,624

Metals & Mining (3.7%)
AMCOL International Corp.^	371,900	9,264,029
Cleveland-Cliffs, Inc.^	461,200	17,576,332
Gibraltar Industries, Inc.^	25,100	556,718
Oregon Steel Mills, Inc.*^	357,000	17,446,590
Reliance Steel & Aluminum Co.	22,700	729,578
RTI International Metals, Inc.*^	400,040	17,433,743
Steel Dynamics, Inc.^	25,500	1,286,475

		64,293,465

Paper & Forest Products (0.1%)
Bowater, Inc.^	19,300	397,001
Glatfelter^	32,600	441,730
Mercer International, Inc.*^	31,500	297,360

		1,136,091

Total Materials		93,648,776

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.^	517,650	6,869,216

Total Telecommunication Services		6,869,216

Utilities (3.2%)
Electric Utilities (1.7%)
Cleco Corp.^	834,700	21,067,828
ITC Holdings Corp.^	268,700	8,383,440
Sierra Pacific Resources*	32,700	468,918

		29,920,186

Gas Utilities (0.5%)
Atmos Energy Corp.	11,400	325,470
Energen Corp.	15,200	636,424
South Jersey Industries, Inc.^	264,700	$7,917,177

		8,879,071

Multi-Utilities (1.0%)
Vectren Corp.^	641,200	17,216,220

Total Utilities		56,015,477

Total Common Stocks (93.4%) (Cost $1,576,853,807)		1,626,689,163

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (5.6%)
U.S. Treasury Bills
4.87%, 10/5/06 (p)	$86,996,000	86,937,144
4.67%, 11/2/06 (p)	10,594,000	10,548,867

Total Government Securities		97,486,011

Short-Term Investments of Cash Collateral for Securities Loaned (16.3%)
Beta Finance, Inc.
5.37%, 1/31/08 (l)	4,000,000	4,000,000
5.38%, 3/10/08 (l)	9,997,138	9,997,138
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	4,000,000	4,000,000
Deutsche Bank N.Y.
5.47%, 1/22/08 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.52%, 10/1/07 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.55%, 10/19/06 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
New York Life Insurance Co.
5.41%, 12/29/06 (l)	9,000,000	9,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	203,415,037	203,415,037
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	3,999,866	3,999,866
Ticonderoga Funding LLC
5.32%, 10/10/06	2,994,690	2,994,690
U.S. Bank N.A.
5.32%, 10/2/06 (l)	4,999,787	4,999,787
Wells Fargo & Co.
5.39%, 9/29/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		283,406,518

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.78%, 10/2/06	5,433,879	5,433,879

Total Short-Term Investments (22.2%) (Cost/Amortized Cost $ 386,339,839)		386,326,408

Total Investments (115.6%) (Cost/Amortized Cost $ 1,963,193,646)		2,013,015,571
Other Assets Less Liabilities (-15.6%)		(271,383,026)

Net Assets (100%)		$1,741,632,545

EQ ADVISORS TRUST

EQ/SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(p)	Yield to maturity.

Investments in companies which were affiliates for the nine months ended September 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value September 30, 2006	Dividend Income	Realized Gain/ (Loss)
Hanger Orthopedic Group, Inc.	$6,738,942	$—	$259,953	$7,552,524	$—	$(15,538)
CPI International, Inc.	—	14,710,726	273,600	10,554,438	$—	4,006

	$6,738,942			$18,106,962	$—	$(11,532)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,470,187,261
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,579,750,687

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,813,215
Aggregate gross unrealized depreciation	(96,121,769)

Net unrealized appreciation	$47,691,446

Federal income tax cost of investments	$1,965,324,125

At September 30, 2006, the Portfolio had loaned securities with a total value of $284,107,561. This was secured by collateral of $283,406,518 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $8,790,681 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Diversified Consumer Services (2.4%)
CPI Corp.	129,600	$6,290,784

Hotels, Restaurants & Leisure (2.1%)
Interstate Hotels & Resorts, Inc.*	510,100	5,498,878

Specialty Retail (6.9%)
Casual Male Retail Group, Inc.*	461,300	6,333,649
Charlotte Russe Holding, Inc.*	192,500	5,301,450
Mothers Work, Inc.*	133,000	6,399,960

		18,035,059

Total Consumer Discretionary		29,824,721

Consumer Staples (5.8%)
Beverages (1.7%)
National Beverage Corp.	362,800	4,320,948

Food & Staples Retailing (2.1%)
Ingles Markets, Inc., Class A	207,800	5,481,764

Food Products (2.0%)
Imperial Sugar Co	171,300	5,330,856

Total Consumer Staples		15,133,568

Energy (3.5%)
Energy Equipment & Services (3.5%)
Matrix Service Co.*	392,284	5,134,997
NATCO Group, Inc.*	139,110	4,006,368

Total Energy		9,141,365

Financials (8.2%)
Capital Markets (2.0%)
SWS Group, Inc.	210,800	5,246,812

Insurance (4.2%)
Harleysville Group, Inc.	155,000	5,423,450
Meadowbrook Insurance Group, Inc.*	495,500	5,579,330

		11,002,780

Thrifts & Mortgage Finance (2.0%)
Ocwen Financial Corp.*	347,000	5,170,300

Total Financials		21,419,892

Health Care (6.0%)
Health Care Providers & Services (4.0%)
AMN Healthcare Services, Inc.*	218,100	5,179,875
Sun Healthcare Group, Inc.*	490,400	5,266,896

		10,446,771

Life Sciences Tools & Services (2.0%)
Parexel International Corp.*	157,000	5,195,130

Total Health Care		15,641,901

Industrials (34.8%)
Aerospace & Defense (1.9%)
United Industrial Corp.	95,300	5,098,550

Building Products (5.4%)
Ameron International Corp.	74,400	4,943,136
Insteel Industries, Inc.	249,200	4,951,604
PW Eagle, Inc.	144,600	4,339,446

		14,234,186

Commercial Services & Supplies (12.1%)
Cenveo, Inc.*	252,382	4,749,829
COMSYS IT Partners, Inc.*	273,900	4,708,341
Consolidated Graphics, Inc.*	84,000	5,054,280
ICT Group, Inc.*	183,316	$5,768,955
TeleTech Holdings, Inc.*	347,200	5,426,736
Waste Industries USA, Inc.	216,500	5,851,995

		31,560,136

Construction & Engineering (2.0%)
EMCOR Group, Inc.*	93,200	5,111,088

Electrical Equipment (7.6%)
Belden CDT, Inc.	143,500	5,486,005
Encore Wire Corp.*	136,600	4,820,614
Lamson & Sessions Co.*	199,600	4,754,472
Superior Essex, Inc.*	143,292	4,907,751

		19,968,842

Machinery (1.9%)
Valmont Industries, Inc.	97,004	5,068,459

Road & Rail (3.9%)
Celadon Group, Inc.*	284,700	4,737,408
Saia, Inc.*	168,200	5,483,320

		10,220,728

Total Industrials		91,261,989

Information Technology (13.8%)
Communications Equipment (4.7%)
CommScope, Inc.*	177,300	5,826,078
Qiao Xing Universal Telephone, Inc.*	462,900	6,550,035

		12,376,113

Computers & Peripherals (1.7%)
Cray, Inc.*	400,500	4,453,560

Electronic Equipment & Instruments (7.4%)
Gerber Scientific, Inc.*	336,000	5,033,280
Merix Corp.*	423,000	4,065,030
NU Horizons Electronics Corp.*	372,900	4,750,746
Technitrol, Inc.	182,300	5,441,655

		19,290,711

Total Information Technology		36,120,384

Materials (13.6%)
Chemicals (3.9%)
Landec Corp.*	511,100	5,519,880
NewMarket Corp.	82,000	4,769,120

		10,289,000

Containers & Packaging (1.9%)
AEP Industries, Inc.*	118,000	4,950,100

Metals & Mining (7.8%)
A.M. Castle & Co.	180,100	4,833,884
Brush Engineered Materials, Inc.*	187,300	4,658,151
Chaparral Steel Co.*	141,000	4,802,460
Grupo Simec S.A. de C.V. (ADR)*	426,800	6,043,488

		20,337,983

Total Materials		35,577,083

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
Broadwing Corp.*	462,072	5,831,349

Total Telecommunication Services		5,831,349

Total Common Stocks (99.3%) (Cost $252,900,701)		259,952,252

EQ ADVISORS TRUST

EQ/SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
4.78%, 10/2/06
(Amortized Cost $2,201,069)	$2,201,069	$2,201,069

Total Investments (100.1%)
(Cost/Amortized Cost $255,101,770)		262,153,321
Other Assets Less Liabilities (-0.1%)		(236,481)

Net Assets (100%)		$261,916,840

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$600,729,293
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$503,413,507

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,167,259
Aggregate gross unrealized depreciation	(8,115,708)

Net unrealized appreciation	$7,051,551

Federal income tax cost of investments	$255,101,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Auto Components (0.9%)
Aftermarket Technology Corp.*	15,500	$275,280
American Axle & Manufacturing Holdings, Inc.^	31,700	529,073
ArvinMeritor, Inc.	40,700	579,568
Bandag, Inc.^	6,300	258,552
Cooper Tire & Rubber Co.^	28,700	288,722
Drew Industries, Inc.*^	22,100	558,246
Lear Corp.	41,100	850,770
LKQ Corp.*^	21,500	472,355
Modine Manufacturing Co.	14,900	362,517
Noble International Ltd.	10,350	129,479
Quantum Fuel Systems Technologies Worldwide, Inc.*^	200,500	396,990
Raser Technologies, Inc.*^	49,200	273,552
Sauer-Danfoss, Inc.^	18,700	448,426
Shiloh Industries, Inc.*^	15,717	211,865
Superior Industries International, Inc.^	33,000	554,070
Tenneco, Inc.*	27,600	645,564
Visteon Corp.*	96,000	782,400

		7,617,429

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*	86,400	581,472
Monaco Coach Corp.^	14,050	156,517
Winnebago Industries, Inc.^	15,600	489,528

		1,227,517

Distributors (0.1%)
Audiovox Corp., Class A*^	19,700	274,224
Building Material Holding Corp.^	14,700	382,494
Keystone Automotive Industries, Inc.*^	6,300	239,526
Source Interlink Cos., Inc.*^	18,829	178,875

		1,075,119

Diversified Consumer Services (1.1%)
Alderwoods Group, Inc.*	17,500	347,025
Bright Horizons Family Solutions, Inc.*^	18,400	767,832
Coinmach Service Corp., Class A	21,800	216,474
Corinthian Colleges, Inc.*^	50,100	541,581
DeVry, Inc.*	34,600	735,942
Educate, Inc.*^	32,900	262,871
INVESTools, Inc.*^	45,700	485,791
Jackson Hewitt Tax Service, Inc.	21,000	630,210
Lincoln Educational Services Corp.*^	11,500	188,140
Matthews International Corp., Class A	16,000	588,960
Pre-Paid Legal Services, Inc.^	14,050	557,364
Regis Corp.	26,200	939,270
Sotheby’s, Inc.	36,896	1,189,527
Stewart Enterprises, Inc., Class A^	41,900	245,534
Strayer Education, Inc.^	9,300	1,006,353
Universal Technical Institute, Inc.*^	27,400	490,186
Vertrue, Inc.*^	4,800	188,736

		9,381,796

Hotels, Restaurants & Leisure (3.3%)
AFC Enterprises, Inc.*^	44,200	638,248
Ambassadors Group, Inc.^	8,850	250,278
Ameristar Casinos, Inc.^	12,200	264,862
Applebee’s International, Inc.	45,300	974,403
Aztar Corp.*	24,500	$1,298,745
Bally Technologies, Inc.*^	27,000	475,200
BJ’s Restaurants, Inc.*^	19,000	418,190
Bluegreen Corp.*^	22,300	255,781
Bob Evans Farms, Inc.	20,100	608,628
Buffalo Wild Wings, Inc.*	4,750	181,688
California Pizza Kitchen, Inc.*^	8,200	245,426
CBRL Group, Inc.	18,900	764,127
CEC Entertainment, Inc.*	20,500	645,955
Chipotle Mexican Grill, Inc., Class A*^	12,500	620,875
Churchill Downs, Inc.^	7,200	302,832
CKE Restaurants, Inc	40,600	678,832
Denny’s Corp.*^	153,600	523,776
Domino’s Pizza, Inc	23,100	592,515
Dover Downs Gaming & Entertainment, Inc.	22,400	272,160
Dover Motorsports, Inc	26,100	141,462
Gaylord Entertainment Co.*	22,700	995,395
Great Wolf Resorts, Inc.*	27,000	322,920
IHOP Corp.^	9,800	454,230
International Speedway Corp., Class A	1	35
Isle of Capri Casinos, Inc.*^	24,089	507,314
Jack in the Box, Inc.*	19,900	1,038,382
Krispy Kreme Doughnuts, Inc.*^	70,000	567,000
Landry’s Restaurants, Inc.	9,400	283,410
Life Time Fitness, Inc.*^	18,600	860,994
Lodgian, Inc.*^	47,800	634,784
Lone Star Steakhouse & Saloon, Inc.^	23,500	652,595
Luby’s, Inc.*^	16,500	162,855
Magna Entertainment Corp., Class A*	21,200	99,428
Marcus Corp.^	23,900	548,983
McCormick & Schmick’s Seafood Restaurants, Inc.*^	30,000	674,700
Monarch Casino & Resort, Inc.*^	21,000	407,190
Morgans Hotel Group Co.*^	38,600	482,500
Morton’s Restaurant Group, Inc.*^	12,600	194,166
MTR Gaming Group, Inc.*^	27,300	256,347
Multimedia Games, Inc.*^	9,900	89,892
O’Charley’s, Inc.*	13,300	252,301
P.F. Chang’s China Bistro, Inc.*^	12,500	433,875
Papa John’s International, Inc.*^	10,900	393,599
Pinnacle Entertainment, Inc.*	27,350	769,082
Progressive Gaming International Corp.*^	32,700	268,140
Rare Hospitality International, Inc.*	18,400	562,304
Red Robin Gourmet Burgers, Inc.*^	6,300	290,493
Riviera Holdings Corp.*^	8,000	163,440
Ruby Tuesday, Inc.^	35,100	989,469
Ruth’s Chris Steak House*	27,300	513,786
Ryan’s Restaurant Group, Inc.*	20,950	332,477
Shuffle Master, Inc.*^	21,325	575,988
Six Flags, Inc.*^	45,900	240,057
Sonic Corp.*	52,400	1,184,764
Speedway Motorsports, Inc.	8,232	299,727
Steak n Shake Co.*	37,215	628,561
Texas Roadhouse, Inc., Class A*^	34,600	424,888
Triarc Cos., Inc., Class B^	37,550	567,756
Trump Entertainment Resorts, Inc.*	19,800	335,808
Vail Resorts, Inc.*^	17,300	692,346

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
WMS Industries, Inc.*^	17,200	$502,412

		29,808,376

Household Durables (1.6%)
American Greetings Corp., Class A^	35,450	819,604
Avatar Holdings, Inc.*^	10,400	614,224
Blyth, Inc.^	36,300	883,179
Brookfield Homes Corp.^	22,455	632,333
California Coastal Communities, Inc.*^	5,200	106,912
Champion Enterprises, Inc.*^	35,400	244,260
CSS Industries, Inc.^	8,497	252,531
Directed Electronics, Inc.*	46,100	696,110
Ethan Allen Interiors, Inc.^	19,600	679,336
Furniture Brands International, Inc.^	21,100	401,744
Hooker Furniture Corp.^	15,800	231,628
Hovnanian Enterprises, Inc., Class A*^	30,400	891,936
Interface, Inc., Class A*	29,000	373,520
iRobot Corp.*^	19,000	381,140
Kimball International, Inc., Class B^	11,700	225,810
La-Z-Boy, Inc.^	21,100	294,556
Levitt Corp., Class A^	12,775	150,234
Lifetime Brands, Inc.^	6,900	127,788
M/I Homes, Inc.^	16,200	572,670
Meritage Homes Corp.*^	13,800	574,218
National Presto Industries, Inc.	8,200	453,214
Orleans Homebuilders, Inc.^	8,800	103,224
Palm Harbor Homes, Inc.*^	29,000	433,840
Russ Berrie & Co., Inc.*^	10,100	153,924
Sealy Corp.	28,900	377,434
Skyline Corp.	13,200	504,372
Stanley Furniture Co., Inc.	23,900	509,309
Tarragon Corp.^	10,500	109,305
Technical Olympic USA, Inc.^	20,087	197,455
Tempur-Pedic International, Inc.*^	24,267	416,664
Tupperware Brands Corp.	37,000	720,020
Universal Electronics, Inc.*^	10,400	197,600
WCI Communities, Inc.*^	17,400	303,456
Yankee Candle Co., Inc.^	20,004	585,517

		14,219,067

Internet & Catalog Retail (0.5%)
1-800-FLOWERS.COM, Inc., Class A*^	27,800	146,228
Audible, Inc.*^	10,300	74,778
Blue Nile, Inc.*^	6,600	239,910
dELiA*s, Inc.*^	31,150	239,855
Drugstore.com*^	43,400	149,730
FTD Group, Inc.*	39,900	616,455
GSI Commerce, Inc.*^	45,900	681,156
Netflix, Inc.*^	30,500	694,790
Overstock.com, Inc.*^	18,300	320,799
Priceline.com, Inc.*^	14,616	537,723
Stamps.com, Inc.*^	7,950	151,527
Systemax, Inc.*^	40,500	648,810
ValueVision Media, Inc., Class A*^	17,100	198,189

		4,699,950

Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.	19,300	320,380
Callaway Golf Co.	40,200	527,022
JAKKS Pacific, Inc.*^	37,800	673,974
K2, Inc.*^	20,600	241,638
Leapfrog Enterprises, Inc.*	41,000	325,130
Marine Products Corp.^	58,300	$566,676
MarineMax, Inc.*^	14,100	358,845
Marvel Entertainment, Inc.*^	28,800	695,232
Nautilus, Inc.^	37,772	519,365
Oakley, Inc.^	25,600	436,480
Polaris Industries, Inc.^	25,300	1,041,095
RC2 Corp.*	12,700	425,831
Steinway Musical Instruments, Inc.*	4,500	126,000

		6,257,668

Media (2.1%)
ADVO, Inc.	20,200	565,196
Arbitron, Inc.^	16,600	614,366
Belo Corp., Class A	55,500	877,455
Carmike Cinemas, Inc.^	11,700	201,006
Catalina Marketing Corp.	28,100	772,750
Charter Communications, Inc., Class A*^	208,500	316,920
Citadel Broadcasting Corp.	52,483	493,340
CKX, Inc.*^	31,200	388,440
Courier Corp.^	10,775	400,184
Cox Radio, Inc., Class A*^	30,000	460,500
Crown Media Holdings, Inc., Class A*^	87,400	392,426
Cumulus Media, Inc., Class A*^	19,600	187,376
Emmis Communications Corp., Class A*	39,678	486,056
Entercom Communications Corp.	15,400	388,080
Entravision Communications Corp., Class A*	32,700	243,288
Fisher Communications, Inc.*^	6,100	253,455
Gemstar-TV Guide International, Inc.*	105,100	348,932
Gray Television, Inc.	26,300	168,583
Harris Interactive, Inc.*^	44,100	269,010
Interactive Data Corp.*^	17,317	345,474
Journal Communications, Inc., Class A^	24,200	272,734
Journal Register Co.^	16,000	90,720
Lee Enterprises, Inc.	27,900	704,196
Lin TV Corp., Class A*	17,700	137,706
Live Nation, Inc.*	40,617	829,399
Lodgenet Entertainment Corp.*^	18,200	343,616
Martha Stewart Living Omnimedia, Class A^	32,400	575,424
Media General, Inc., Class A	15,000	565,800
Mediacom Communications Corp., Class A*^	77,383	550,967
Morningstar, Inc.*^	17,000	627,300
Outdoor Channel Holdings, Inc.*^	11,600	126,324
Playboy Enterprises, Inc., Class B*^	22,700	213,607
Primedia, Inc.*^	272,700	414,504
ProQuest Co.*^	21,500	279,930
Radio One, Inc., Class D*	35,700	223,125
RCN Corp.*	16,133	456,564
Reader’s Digest Association, Inc.^	57,200	741,312
Salem Communications Corp., Class A^	11,800	133,458
Scholastic Corp.*	22,400	697,760
Sinclair Broadcast Group, Inc., Class A	38,808	304,643
Spanish Broadcasting System, Class A*^	42,265	184,698
Sun-Times Media Group, Inc.^	78,050	513,569
Tivo, Inc.*^	38,390	291,380

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Valassis Communications, Inc.*	28,700	$506,555
Value Line, Inc.^	4,800	223,728
Westwood One, Inc.	39,367	278,718
World Wrestling Entertainment, Inc.^	13,180	216,547

		18,677,121

Multiline Retail (0.4%)
99 Cents Only Stores*	19,700	233,051
Big Lots, Inc.*	67,600	1,339,156
Bon-Ton Stores, Inc.^	7,100	211,154
Conn’s, Inc.*^	20,300	423,661
Fred’s, Inc.^	16,530	208,609
Retail Ventures, Inc.*	34,900	537,809
Tuesday Morning Corp.^	39,300	545,484

		3,498,924

Specialty Retail (3.3%)
A.C. Moore Arts & Crafts, Inc.*^	16,000	304,480
Aaron Rents, Inc.^	26,750	614,715
Aeropostale, Inc.*	36,950	1,080,048
America’s Car-Mart, Inc.*^	6,600	108,570
Asbury Automotive Group, Inc.	21,500	442,900
Bebe Stores, Inc.^	25,001	619,525
Big 5 Sporting Goods Corp.	29,000	661,200
Blockbuster, Inc., Class A*^	81,300	312,192
Borders Group, Inc.	39,500	805,800
Buckle, Inc.^	13,700	519,778
Build-A-Bear Workshop, Inc.*^	6,800	154,836
Cabela’s, Inc., Class A*^	13,200	286,836
Cache, Inc.*^	10,000	178,900
Casual Male Retail Group, Inc.*^	21,400	293,822
Cato Corp., Class A	12,750	279,353
Charlotte Russe Holding, Inc.*	26,200	721,548
Charming Shoppes, Inc.*^	68,800	982,464
Childrens Place Retail Stores, Inc.*^	15,000	960,450
Christopher & Banks Corp.^	17,575	518,111
Citi Trends, Inc.*^	5,600	193,256
Cost Plus, Inc.*^	19,900	238,203
CSK Auto Corp.*	18,700	263,670
DEB Shops, Inc.^	14,600	374,344
Dress Barn, Inc.*^	28,100	613,142
DSW, Inc., Class A*^	22,700	715,050
Finish Line, Inc., Class A	19,000	239,780
Genesco, Inc.*	12,200	420,534
Group 1 Automotive, Inc.	14,367	716,913
Guess?, Inc.*^	11,300	548,389
Guitar Center, Inc.*	19,800	884,664
Gymboree Corp.*	18,700	788,766
Haverty Furniture Cos., Inc.^	18,500	295,075
Hibbett Sporting Goods, Inc.*^	17,125	448,332
HOT Topic, Inc.*^	19,275	214,724
Jo-Ann Stores, Inc.*^	9,535	159,425
Jos. A. Bank Clothiers, Inc.*^	8,058	241,418
Lithia Motors, Inc., Class A	23,100	571,032
Men’s Wearhouse, Inc.	30,318	1,128,133
Midas, Inc.*	10,200	210,936
Monro Muffler, Inc.^	16,650	566,266
New York & Co., Inc.*^	13,900	181,812
Pacific Sunwear of California, Inc.*	43,400	654,472
Payless Shoesource, Inc.*	39,100	973,590
Pep Boys-Manny, Moe & Jack^	23,300	299,405
PETCO Animal Supplies, Inc.*	37,000	1,059,680
Pier 1 Imports, Inc.^	36,700	272,314
Rent-A-Center, Inc.*	42,400	1,241,896
Restoration Hardware, Inc.*^	32,800	$284,376
Select Comfort Corp.*^	26,250	574,350
Shoe Carnival, Inc.*	6,000	151,320
Sonic Automotive, Inc.^	13,900	320,951
Stage Stores, Inc.	11,850	347,679
Stein Mart, Inc.^	38,500	585,585
Syms Corp.*	5,400	109,944
Talbots, Inc.^	30,400	828,400
Tween Brands, Inc.*	17,449	656,082
West Marine, Inc.*^	17,400	243,600
Wet Seal, Inc., Class A*	33,300	204,462
Zale Corp.*	25,220	699,603
Zumiez, Inc.*^	10,400	280,800

		29,647,901

Textiles, Apparel & Luxury Goods (1.5%)
Brown Shoe Co., Inc.	13,650	489,216
Carter’s, Inc.*^	29,580	780,616
Cherokee, Inc.^	4,500	164,745
Columbia Sportswear Co.*^	8,400	468,972
CROCS, Inc.*^	23,800	808,010
Deckers Outdoor Corp.*	9,000	425,880
Fossil, Inc.*^	20,700	445,878
Hartmarx Corp.*	22,500	152,325
K-Swiss, Inc., Class A^	11,000	330,660
Kellwood Co.^	11,200	322,896
Kenneth Cole Productions, Inc., Class A^	9,600	233,952
Maidenform Brands, Inc.*^	25,600	494,080
Movado Group, Inc.^	22,200	564,324
Oxford Industries, Inc.^	7,300	313,243
Perry Ellis International, Inc.*	8,800	271,744
Phillips-Van Heusen Corp.	33,680	1,406,813
Quiksilver, Inc.*	74,500	905,175
Skechers U.S.A., Inc., Class A*	8,900	209,239
Steven Madden Ltd.	10,350	406,134
Stride Rite Corp.	14,500	202,420
Timberland Co., Class A*	30,500	877,485
Under Armour, Inc., Class A*^	11,283	451,546
UniFirst Corp.^	14,500	452,980
Volcom, Inc.*^	20,400	459,816
Warnaco Group, Inc.*^	22,200	429,348
Weyco Group, Inc.^	8,800	196,856
Wolverine World Wide, Inc.	35,500	1,005,005
Xerium Technologies, Inc.^	45,900	508,572

		13,777,930

Total Consumer Discretionary		139,888,798

Consumer Staples (2.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	5,100	167,535
Coca-Cola Bottling Co.^	5,400	334,692
Hansen Natural Corp.*	5,199	168,864
National Beverage Corp.^	14,300	170,313

		841,404

Food & Staples Retailing (0.9%)
Andersons, Inc.^	6,400	218,560
Arden Group, Inc.^	1,300	151,320
Casey’s General Stores, Inc.	26,500	590,155
Central European Distribution Corp.*^	13,050	305,501
Great Atlantic & Pacific Tea Co., Inc.	26,820	645,826
Ingles Markets, Inc., Class A^	10,300	271,714
Longs Drug Stores Corp.	21,096	970,627
Nash Finch Co.^	19,750	464,717
Pantry, Inc.*	13,800	777,906
Pathmark Stores, Inc.*	22,100	219,895

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Performance Food Group Co.*	20,500	$575,845
Ruddick Corp.^	25,400	661,162
Smart & Final, Inc.*^	33,300	568,431
Spartan Stores, Inc.	12,400	209,560
Topps Co., Inc.^	33,000	295,680
United Natural Foods, Inc.*^	21,600	669,384
Weis Markets, Inc.	6,100	242,780
Wild Oats Markets, Inc.*	13,900	224,763

		8,063,826

Food Products (1.2%)
Alico, Inc.^	4,200	245,742
Chiquita Brands International, Inc.	16,600	222,108
Darling International, Inc.*^	33,600	140,784
Delta & Pine Land Co.	22,700	919,350
Diamond Foods, Inc.^	12,100	173,151
Farmer Brothers Co.^	9,700	199,238
Flowers Foods, Inc.	33,687	905,507
Gold Kist, Inc.*	33,900	706,476
Green Mountain Coffee Roasters, Inc.*^	4,000	147,200
Hain Celestial Group, Inc.*^	13,400	342,504
J & J Snack Foods Corp.	17,100	531,810
Lancaster Colony Corp.^	13,600	608,736
Lance, Inc.^	12,700	279,654
Maui Land & Pineapple Co., Inc.*	3,700	109,779
Peet’s Coffee & Tea, Inc.*^	7,100	177,571
Pilgrim’s Pride Corp.^	24,700	675,545
Premium Standard Farms, Inc.	32,400	617,220
Ralcorp Holdings, Inc.*^	15,680	756,246
Reddy Ice Holdings, Inc.^	25,600	619,520
Sanderson Farms, Inc.^	23,300	753,988
Seaboard Corp.^	200	241,000
Tootsie Roll Industries, Inc.^	21,721	636,642
TreeHouse Foods, Inc.*	15,083	356,713

		10,366,484

Household Products (0.1%)
Central Garden & Pet Co.*^	13,200	637,032
Spectrum Brands, Inc.*^	29,900	252,356
WD-40 Co.^	9,400	335,298

		1,224,686

Personal Products (0.5%)
Chattem, Inc.*^	7,400	259,888
Elizabeth Arden, Inc.*	10,400	168,064
Inter Parfums, Inc.^	17,200	327,488
Mannatech, Inc.^	20,700	366,804
NBTY, Inc.*	36,600	1,071,282
NU Skin Enterprises, Inc., Class A	33,437	585,816
Parlux Fragrances, Inc.*^	32,000	162,880
Playtex Products, Inc.*^	37,100	497,140
Prestige Brands Holdings, Inc.*	36,700	408,838
Revlon, Inc., Class A*	58,700	66,331
Tiens Biotech Group USA, Inc.*^	28,500	82,650
USANA Health Sciences, Inc.*^	15,000	668,850

		4,666,031

Tobacco (0.1%)
Alliance One International, Inc.*	127,900	524,390
Universal Corp.	12,000	438,360
Vector Group Ltd.^	14,386	233,342

		1,196,092

Total Consumer Staples		26,358,523

Energy (5.0%)
Energy Equipment & Services (2.2%)
Allis Chalmers Energy, Inc.*^	22,900	$335,256
Atwood Oceanics, Inc.*^	14,000	629,580
Basic Energy Services, Inc.*	20,200	492,880
Bristow Group, Inc.*^	14,700	505,680
Bronco Drilling Co., Inc.*^	13,700	240,846
CARBO Ceramics, Inc.^	10,300	371,109
Complete Production Services, Inc.*	16,700	329,658
Dawson Geophysical Co.*^	12,900	383,130
Dril-Quip, Inc.*^	5,000	338,400
Grey Wolf, Inc.*^	129,000	861,720
Gulf Island Fabrication, Inc.^	7,900	206,111
Gulfmark Offshore, Inc.*^	8,100	257,904
Hanover Compressor Co.*^	61,300	1,116,886
Hercules Offshore, Inc.*	12,400	385,020
Hornbeck Offshore Services, Inc.*	15,000	502,500
Hydril Co.*	9,500	532,570
Input/Output, Inc.*^	40,500	402,165
Lone Star Technologies, Inc.*	16,900	817,622
Lufkin Industries, Inc.	6,800	359,856
Maverick Tube Corp.*	22,600	1,465,158
Metretek Technologies, Inc.*^	23,400	279,396
NATCO Group, Inc.*	9,700	279,360
Newpark Resources, Inc.*^	66,400	353,912
NS Group, Inc.*	13,900	897,245
Oil States International, Inc.*	30,200	830,500
Parker Drilling Co.*	53,100	375,948
PHI, Inc.*	11,800	359,546
Pioneer Drilling Co.*	43,200	554,688
RPC, Inc.^	13,350	244,572
SEACOR Holdings, Inc.*	1	83
Sulphco, Inc.*^	52,800	327,888
Superior Well Services, Inc.*^	24,300	481,140
Trico Marine Services, Inc.*	9,083	306,551
Union Drilling, Inc.*	12,500	137,500
Universal Compression Holdings, Inc.*	19,650	1,050,292
Veritas DGC, Inc.*	22,700	1,494,114
W-H Energy Services, Inc.*	18,300	758,901

		19,265,687

Oil, Gas & Consumable Fuels (2.8%)
Alon USA Energy, Inc.	8,800	259,512
Alpha Natural Resources, Inc.*^	31,600	498,016
Arena Resources, Inc.*^	10,800	346,896
Atlas America, Inc.*^	12,304	525,135
ATP Oil & Gas Corp.*^	12,900	476,526
Aurora Oil & Gas Corp.*^	83,100	254,286
Berry Petroleum Co., Class A^	18,000	506,880
Bill Barrett Corp.*^	17,400	427,344
Bois d’Arc Energy, Inc.*	36,700	561,510
Brigham Exploration Co.*	54,600	369,642
Callon Petroleum Co.*	11,150	151,194
Carrizo Oil & Gas, Inc.*^	8,700	224,373
Clayton Williams Energy, Inc.*	4,900	148,470
Comstock Resources, Inc.*^	22,701	616,332
Crosstex Energy, Inc.^	5,650	506,070
Delek U.S. Holdings, Inc.*	25,200	466,200
Delta Petroleum Corp.*^	32,300	727,396
Edge Petroleum Corp.*	9,800	161,406
Encore Acquisition Co.*^	34,400	837,296
Energy Partners Ltd.*^	22,700	559,555
Evergreen Energy, Inc.*	48,100	488,215
EXCO Resources, Inc.*	26,400	327,624
Exploration Co. of Delaware, Inc.*	35,900	343,563

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Gasco Energy, Inc.*^	46,500	$125,550
Giant Industries, Inc.*	9,500	771,400
GMX Resources, Inc.*^	12,800	401,792
Goodrich Petroleum Corp.*^	8,200	246,984
Harvest Natural Resources, Inc.*^	29,600	306,360
Houston Exploration Co.*	17,800	981,670
International Coal Group, Inc.*^	69,400	292,868
James River Coal Co. *	19,600	206,780
Mariner Energy, Inc.*	44,700	821,139
Maritrans, Inc.^	7,600	278,160
Markwest Hydrocarbon, Inc.^	9,350	261,800
McMoRan Exploration Co.*	15,200	269,648
Meridian Resource Corp.*	124,400	380,664
NGP Capital Resources Co.^	13,278	193,726
Pacific Ethanol, Inc.*^	23,900	335,556
Parallel Petroleum Corp.*^	25,400	509,524
Penn Virginia Corp.	13,400	849,694
Petrohawk Energy Corp.*	90,602	940,449
Petroleum Development Corp.*	8,800	351,032
PetroQuest Energy, Inc.*^	18,700	195,041
PrimeEnergy Corp.*	4,600	327,888
Quicksilver Resources, Inc.*	1	32
Rentech, Inc.*^	85,500	395,865
Rosetta Resources, Inc.*	26,700	458,439
Stone Energy Corp.*	17,356	702,571
Swift Energy Co.*^	19,000	794,580
Syntroleum Corp.*^	59,700	285,963
Toreador Resources Corp.*^	19,900	366,558
Transmeridian Exploration, Inc.*^	65,100	257,145
USEC, Inc.^	41,400	399,096
Vaalco Energy, Inc.*^	40,200	288,636
Warren Resources, Inc.*^	32,600	397,068
Western Refining, Inc.	11,900	276,556
Westmoreland Coal Co.*^	16,300	320,621
Whiting Petroleum Corp.*^	23,500	942,350
World Fuel Services Corp.^	14,600	590,570

		25,307,216

Total Energy		44,572,903

Financials (22.2%)
Capital Markets (1.3%)
Apollo Investment Corp.	50,342	1,032,514
Ares Capital Corp.	33,561	584,633
Calamos Asset Management, Inc., Class A^	10,000	293,200
Capital Southwest Corp.^	5,800	691,070
Cohen & Steers, Inc.^	24,550	794,438
GAMCO Investors, Inc.^	10,400	395,824
GFI Group, Inc.*	5,700	315,153
Gladstone Capital Corp.^	12,600	277,326
Gladstone Investment Corp.^	12,700	185,420
Greenhill & Co., Inc.^	10,780	722,476
Harris & Harris Group, Inc.*^	19,400	238,232
Knight Capital Group, Inc., Class A*	63,900	1,162,980
LaBranche & Co., Inc.*^	28,500	295,545
MarketAxess Holdings, Inc.*^	27,900	292,113
MCG Capital Corp.^	27,900	455,607
optionsXpress Holdings, Inc.	9,000	250,920
Piper Jaffray Cos.*	12,200	739,564
Sanders Morris Harris Group, Inc.^	8,000	100,080
Stifel Financial Corp.*^	4,400	139,656
SWS Group, Inc.	7,182	178,760
Technology Investment Capital Corp.^	2,143	31,352
Thomas Weisel Partners Group, Inc.*^	30,900	$495,945
TradeStation Group, Inc.*^	44,800	675,136
Waddell & Reed Financial, Inc.	55,200	1,366,200

		11,714,144

Commercial Banks (7.4%)
1st Source Corp.^	16,116	475,744
Alabama National Bancorp^	9,500	648,375
Amcore Financial, Inc.^	12,400	375,596
AmericanWest Bancorp^	4,600	97,750
Ameris Bancorp^	8,240	224,210
Arrow Financial Corp.^	10,870	275,653
BancFirst Corp.^	9,900	462,528
Bancorp Bank/Delaware*^	9,100	231,959
BancTrust Financial Group, Inc.^	6,700	186,863
Bank of Granite Corp.^	18,765	328,950
Bank of the Ozarks, Inc.^	12,700	430,149
BankFinancial Corp.^	21,480	375,685
Banner Corp.	14,400	590,976
Boston Private Financial Holdings, Inc.	22,100	616,148
Cadence Financial Corp.^	7,300	147,971
Camden National Corp.^	8,500	341,700
Capital City Bank Group, Inc.^	12,834	399,137
Capital Corp. of the West^	4,140	128,423
Capitol Bancorp Ltd.^	5,500	244,750
Cardinal Financial Corp.^	15,800	173,168
Cascade Bancorp^	16,700	627,085
Cathay General Bancorp^	32,800	1,184,080
Centennial Bank Holdings, Inc.*^	28,900	279,752
Center Financial Corp.^	7,400	175,972
Central Pacific Financial Corp.^	19,400	709,652
Chemical Financial Corp.^	11,488	340,964
Chittenden Corp.^	24,437	701,097
Citizens Banking Corp.^	21,500	564,590
City Holding Co	8,900	354,843
CoBiz, Inc.^	24,800	566,928
Columbia Banking System, Inc.^	7,514	240,523
Community Bancorp/Nevada*^	6,900	210,519
Community Bank System, Inc.^	12,600	279,216
Community Banks, Inc.^	23,796	637,733
Community Trust Bancorp, Inc.	16,285	613,130
CVB Financial Corp.^	27,936	412,615
Enterprise Financial Services Corp.^	6,200	191,332
Farmers Capital Bank Corp.^	7,800	264,186
First Bancorp/North Carolina^	13,100	266,978
First Bancorp/Puerto Rico^	27,800	307,468
First Charter Corp.^	15,516	373,315
First Commonwealth Financial Corp.^	45,952	598,755
First Community Bancorp, Inc./California^	11,500	643,425
First Community Bancshares, Inc./Virginia^	7,264	242,400
First Financial Bancorp^	17,083	271,791
First Financial Bankshares, Inc.^	10,044	383,179
First Financial Corp./Indiana^	13,800	440,358
First Indiana Corp.^	20,575	535,156
First Merchants Corp.^	19,058	450,722
First Midwest Bancorp, Inc./Illinois^	31,800	1,204,902
First Regional Bancorp/California*^	6,900	235,083
First Republic Bank/California	10,550	449,008
First South Bancorp, Inc./ North Carolina^	3,108	95,074
First State Bancorp/New Mexico	22,700	589,519

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
FirstMerit Corp.^	50,833	$1,177,801
Flag Financial Corp.	16,900	423,176
FNB Corp./Pennsylvania^	36,600	609,756
FNB Corp./Virginia^	3,400	122,434
Frontier Financial Corp.^	19,575	507,775
GB&T Bancshares, Inc.^	6,200	130,510
Glacier Bancorp, Inc.^	15,327	523,724
Great Southern Bancorp, Inc.^	4,800	134,880
Greater Bay Bancorp	30,400	857,584
Greene County Bancshares, Inc.^	6,300	230,328
Hancock Holding Co.^	15,900	851,445
Hanmi Financial Corp.	17,000	333,200
Harleysville National Corp.^	13,800	277,380
Heartland Financial USA, Inc.^	20,050	514,884
Heritage Commerce Corp.^	8,100	187,434
Horizon Financial Corp.	5,100	152,286
Huntington Bancshares, Inc./Ohio	1	24
IBERIABANK Corp.	4,475	272,975
Independent Bank Corp./Massachusetts	18,700	608,124
Independent Bank Corp./Michigan	12,642	306,948
Integra Bank Corp.	22,056	557,576
Interchange Financial Services Corp.^	24,100	545,142
International Bancshares Corp.^	29,683	880,991
Investors Bancorp, Inc.*^	23,860	360,047
Irwin Financial Corp.^	22,100	432,276
Lakeland Bancorp, Inc.^	18,564	265,094
Lakeland Financial Corp.^	8,400	197,484
Macatawa Bank Corp.^	6,693	153,203
MainSource Financial Group, Inc.^	16,061	272,555
MB Financial, Inc.^	22,143	816,424
MBT Financial Corp.^	8,572	127,208
Mercantile Bank Corp.^	3,335	131,899
Mid-State Bancshares^	13,300	363,888
Midwest Banc Holdings, Inc.^	11,650	284,493
Nara Bancorp, Inc.^	24,350	445,361
National Penn Bancshares, Inc.^	22,344	438,385
NBT Bancorp, Inc.^	16,048	373,276
Northern Empire Bancshares*^	5,145	144,163
Old National Bancorp/Indiana^	42,740	816,334
Old Second Bancorp, Inc.^	17,700	530,292
OMEGA Financial Corp.^	4,800	144,336
Oriental Financial Group, Inc.^	8,191	97,637
Pacific Capital Bancorp^	26,344	710,498
Park National Corp.^	7,774	778,100
Peoples Bancorp, Inc./Ohio^	3,810	111,366
Pinnacle Financial Partners, Inc.*^	7,500	268,500
Placer Sierra Bancshares^	23,700	526,377
Preferred Bank/California	4,000	239,880
PremierWest Bancorp^	11,655	186,363
PrivateBancorp, Inc.	11,300	516,636
Prosperity Bancshares, Inc.	16,400	558,256
Provident Bankshares Corp.^	16,759	620,921
R&G Financial Corp., Class B^	12,300	91,635
Renasant Corp.^	19,125	536,839
Republic Bancorp, Inc./Kentucky, Class A^	15,493	327,677
Republic Bancorp, Inc./Michigan	48,613	648,011
Royal Bancshares of Pennsylvania, Class A^	10,901	295,308
S & T Bancorp, Inc.^	12,660	411,450
Sandy Spring Bancorp, Inc.^	8,100	286,416
Santander BanCorp^	11,340	$214,213
SCBT Financial Corp.^	8,535	319,209
Seacoast Banking Corp. of Florida^	16,480	497,696
Security Bank Corp./Georgia^	7,000	158,270
Sierra Bancorp^	6,800	212,500
Signature Bank/New York*	17,900	553,647
Simmons First National Corp., Class A	16,557	480,319
Southside Bancshares, Inc.^	6,826	182,186
Southwest Bancorp, Inc./Oklahoma^	5,400	139,428
State National Bancshares, Inc.	6,300	239,337
Sterling Bancorp/New York^	9,362	184,057
Sterling Bancshares, Inc./Texas	22,675	459,169
Sterling Financial Corp./Pennsylvania^	14,531	319,537
Sterling Financial Corp./Washington	20,144	653,270
Suffolk Bancorp^	3,800	121,296
Summit Bancshares, Inc./Texas^	8,600	241,832
Sun Bancorp, Inc./New Jersey*^	13,964	262,942
Superior Bancorp*^	18,400	211,600
Susquehanna Bancshares, Inc.^	30,190	737,844
SVB Financial Group*^	23,100	1,031,184
SY Bancorp, Inc.^	12,075	358,265
Taylor Capital Group, Inc.	11,100	328,005
Texas Capital Bancshares, Inc.*^	29,400	550,368
Texas Regional Bancshares, Inc.	26,435	1,016,426
Tompkins Trustco, Inc.^	9,461	430,002
TriCo Bancshares^	20,300	502,425
Trustmark Corp.^	29,300	920,899
UCBH Holdings, Inc.^	57,700	1,007,442
UMB Financial Corp.^	15,748	575,904
Umpqua Holdings Corp.	31,028	887,401
Union Bankshares Corp./Virginia^	3,000	132,960
United Bankshares, Inc.^	22,300	830,006
United Community Banks, Inc./Georgia^	20,700	622,035
Univest Corp. of Pennsylvania^	5,050	145,894
USB Holding Co., Inc.^	18,288	403,433
Vineyard National Bancorp^	4,700	122,012
Virginia Commerce Bancorp*^	20,014	444,311
Virginia Financial Group, Inc.^	4,050	111,213
Washington Trust Bancorp, Inc.^	4,500	119,295
WesBanco, Inc.^	10,200	298,044
West Bancorp, Inc.^	6,274	107,348
West Coast Bancorp/Oregon	19,100	583,314
Westamerica Bancorp^	19,500	984,945
Western Alliance Bancorp*^	17,200	565,880
Wilshire Bancorp, Inc.^	30,500	580,720
Wintrust Financial Corp.^	13,640	684,046
Yardville National Bancorp^	4,300	153,338

		66,597,517

Consumer Finance (0.6%)
ACE Cash Express, Inc.*	18,300	546,987
Advance America Cash Advance Centers, Inc.^	39,200	565,264
Advanta Corp., Class B^	10,000	369,000
Asta Funding, Inc.^	17,300	648,577
Cash America International, Inc.	14,400	562,752
CompuCredit Corp.*^	10,000	302,100
Credit Acceptance Corp.*^	10,133	300,747
Dollar Financial Corp.*^	16,250	354,575
EZCORP, Inc., Class A*	8,433	326,189

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
First Cash Financial Services, Inc.*	11,500	$236,785
QC Holdings, Inc.*	8,600	102,598
United PanAm Financial Corp.*	18,600	287,928
World Acceptance Corp.*	8,100	356,238

		4,959,740

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	23,800	386,750
Financial Federal Corp.^	10,500	281,400
International Securities Exchange Holdings, Inc.^	23,200	1,087,848
Marlin Business Services Corp.*^	6,900	144,210
Pico Holdings, Inc.*^	5,400	175,770
Portfolio Recovery Associates, Inc.*^	6,700	293,929
Resource America, Inc., Class A^	7,300	151,840
Star Maritime Acquisition Corp.*^	23,500	225,835

		2,747,582

Insurance (2.8%)
21st Century Insurance Group^	42,400	633,880
Affirmative Insurance Holdings, Inc.	12,100	177,265
Alfa Corp.^	14,050	242,644
American Equity Investment Life Holding Co.^	20,400	250,308
American Physicians Capital, Inc.*	13,000	628,940
Argonaut Group, Inc.*^	17,900	555,437
Baldwin & Lyons, Inc.^	10,700	259,154
Bristol West Holdings, Inc.^	9,480	137,934
Citizens, Inc./Texas*	1	6
Clark, Inc.	24,400	274,988
CNA Surety Corp.*	30,900	624,180
Commerce Group, Inc.	34,683	1,042,224
Crawford & Co., Class B^	34,700	235,613
Delphi Financial Group, Inc., Class A	23,569	939,932
Direct General Corp.^	23,900	321,694
Donegal Group, Inc., Class A^	9,333	188,713
EMC Insurance Group, Inc.^	14,800	426,832
Enstar Group, Inc.*^	6,500	621,010
FBL Financial Group, Inc., Class A^	17,224	576,487
First Acceptance Corp.*^	47,500	545,775
FPIC Insurance Group, Inc.*^	4,700	186,167
Great American Financial Resources, Inc.	20,400	426,972
Harleysville Group, Inc.	11,338	396,717
Hilb, Rogal & Hobbs Co.	21,017	896,375
Horace Mann Educators Corp.	20,700	398,061
Independence Holding Co.^	7,800	169,728
Infinity Property & Casualty Corp.	8,800	361,944
James River Group, Inc.*	8,100	237,735
Kansas City Life Insurance Co.^	4,900	223,146
LandAmerica Financial Group, Inc.	10,350	680,927
Midland Co.^	12,500	541,500
National Financial Partners Corp.	24,300	997,029
National Interstate Corp.^	7,200	177,120
National Western Life Insurance Co., Class A^	1,200	275,868
Navigators Group, Inc.*	5,000	240,050
Odyssey Reinsurance Holdings Corp.	22,700	766,806
Ohio Casualty Corp.	40,550	1,049,028
Phoenix Cos., Inc.	74,700	$1,045,800
PMA Capital Corp., Class A*^	17,900	157,878
Presidential Life Corp.	7,000	156,590
ProAssurance Corp.*	19,064	939,474
RLI Corp.	13,450	683,125
Safety Insurance Group, Inc.^	9,100	442,806
SeaBright Insurance Holdings , Inc.*	12,400	173,228
Selective Insurance Group, Inc.	16,500	868,065
State Auto Financial Corp.	17,650	539,208
Stewart Information Services Corp.	8,600	299,022
Tower Group, Inc.	9,200	306,820
United Fire & Casualty Co.^	19,400	607,220
Universal American Financial Corp.*	38,900	625,123
USI Holdings Corp.*^	21,700	294,035
Zenith National Insurance Corp.	22,525	898,522

		24,745,105

Real Estate Investment Trusts (REIT) (7.1%)
Aames Investment Corp. (REIT)^	61,300	215,776
Acadia Realty Trust (REIT)	16,100	410,550
Agree Realty Corp. (REIT)^	5,700	187,245
Alexander’s, Inc. (REIT)*	800	248,200
Alexandria Real Estate Equities, Inc. (REIT)	18,000	1,688,400
American Campus Communities, Inc. (REIT)	22,300	568,873
American Financial Realty Trust (REIT)^	79,100	882,756
American Home Mortgage Investment Corp. (REIT)	28,664	999,514
Anthracite Capital, Inc. (REIT)^	27,200	349,792
Anworth Mortgage Asset Corp. (REIT)^	69,800	582,830
Arbor Realty Trust, Inc. (REIT)	18,140	463,658
Ashford Hospitality Trust, Inc. (REIT)	39,900	476,007
BioMed Realty Trust, Inc. (REIT)^	44,250	1,342,545
Capital Lease Funding, Inc. (REIT)^	12,700	140,843
Capital Trust, Inc./New York, Class A (REIT)^	16,000	651,680
Cedar Shopping Centers, Inc. (REIT)	30,800	498,036
CentraCore Properties Trust (REIT)^	19,500	619,125
Corporate Office Properties Trust (REIT)	21,200	948,912
Cousins Properties, Inc. (REIT)	20,700	708,147
Crescent Real Estate EQT Co. (REIT)^	50,200	1,094,862
Deerfield Triarc Capital Corp. (REIT)^	22,780	298,646
DiamondRock Hospitality Co. (REIT)	34,017	565,022
Digital Realty Trust, Inc. (REIT)	8,400	263,088
EastGroup Properties (REIT)	14,700	732,942
Education Realty Trust, Inc. (REIT)	35,600	525,456
Entertainment Properties Trust (REIT)	17,600	868,032
Equity Inns, Inc. (REIT)	27,500	437,800
Equity Lifestyle Properties, Inc. (REIT)	11,600	530,236
Equity One, Inc. (REIT)^	25,270	605,722

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	23,100	$399,861
FelCor Lodging Trust, Inc. (REIT)	34,963	701,008
Fieldstone Investment Corp. (REIT)^	65,600	572,688
First Industrial Realty Trust, Inc. (REIT)^	28,500	1,254,000
First Potomac Realty Trust (REIT)	15,200	459,344
Franklin Street Properties Corp. (REIT)^	30,100	597,786
Friedman Billings Ramsey Group, Inc., Class A (REIT)	89,700	720,291
Getty Realty Corp. (REIT)^	8,800	257,664
Glenborough Realty Trust, Inc. (REIT)	21,400	550,622
Glimcher Realty Trust (REIT)^	23,000	569,940
GMH Communities Trust (REIT)^	23,700	299,094
Gramercy Capital Corp./New York (REIT)	21,900	552,099
Healthcare Realty Trust, Inc. (REIT)^	30,417	1,168,317
Heritage Property Investment Trust (REIT)	18,700	681,802
Hersha Hospitality Trust (REIT)	25,000	240,000
Highland Hospitality Corp. (REIT)	31,200	447,096
Highwoods Properties, Inc. (REIT)	34,400	1,280,024
Home Properties, Inc. (REIT)^	21,100	1,206,076
HomeBanc Corp./ Georgia (REIT)^	24,050	147,908
Impac Mortgage Holdings, Inc. (REIT)^	58,100	544,397
Inland Real Estate Corp. (REIT)^	42,500	744,600
Innkeepers USA Trust (REIT)	20,100	327,429
Investors Real Estate Trust (REIT)^	24,300	237,168
JER Investors Trust, Inc. (REIT)	34,800	597,168
Kite Realty Group Trust (REIT)	28,700	489,048
KKR Financial Corp. (REIT)	51,250	1,257,675
LaSalle Hotel Properties (REIT)	25,500	1,105,170
Lexington Corporate Properties Trust (REIT)^	31,300	662,934
Longview Fibre Co. (REIT)	51,285	1,042,111
LTC Properties, Inc. (REIT)^	15,300	371,025
Luminent Mortgage Capital, Inc. (REIT)^	52,000	535,080
Maguire Properties, Inc. (REIT)^	21,933	893,550
Medical Properties Trust, Inc. (REIT)	17,700	237,003
MFA Mortgage Investments, Inc. (REIT)	33,700	251,065
Mid-America Apartment Communities, Inc. (REIT)^	14,400	881,568
Mills Corp. (REIT)	34,600	578,166
MortgageIT Holdings, Inc. (REIT)	26,900	378,752
National Health Investors, Inc. (REIT)^	11,200	317,296
National Retail Properties, Inc. (REIT)^	37,700	814,320
Nationwide Health Properties, Inc. (REIT)^	54,300	1,451,982
Newcastle Investment Corp. (REIT)^	29,200	$800,372
Newkirk Realty Trust, Inc. (REIT)	10,900	179,632
NorthStar Realty Finance Corp. (REIT)	51,700	656,590
Novastar Financial, Inc. (REIT)^	18,767	547,809
Omega Healthcare Investors, Inc. (REIT)^	31,300	469,813
Parkway Properties, Inc./Maryland (REIT)	6,200	288,238
Pennsylvania Real Estate Investment Trust (REIT)	19,894	846,888
Post Properties, Inc. (REIT)	27,300	1,297,296
Potlatch Corp. (REIT)^	24,883	923,159
PS Business Parks, Inc. (REIT)	10,100	609,030
RAIT Investment Trust (REIT)^	17,500	504,875
Ramco-Gershenson Properties Trust (REIT)	7,400	236,430
Realty Income Corp. (REIT)^	52,917	1,307,579
Redwood Trust, Inc. (REIT)^	9,000	453,330
Republic Property Trust (REIT)	17,900	197,258
Resource Capital Corp. (REIT)^	9,300	143,685
Saul Centers, Inc. (REIT)	11,300	508,500
Saxon Capital, Inc. (REIT)	21,700	304,668
Senior Housing Properties Trust (REIT)^	42,400	904,816
Sizeler Property Investors, Inc. (REIT)^	38,000	571,140
Sovran Self Storage, Inc. (REIT)^	11,900	661,045
Spirit Finance Corp. (REIT)	61,700	716,337
Strategic Hotels & Resorts, Inc. (REIT)	42,250	839,930
Sun Communities, Inc. (REIT)^	19,600	626,416
Sunstone Hotel Investors, Inc. (REIT)	33,817	1,005,041
Tanger Factory Outlet Centers (REIT)	20,500	730,210
Trustreet Properties, Inc. (REIT)^	37,164	464,922
U-Store-It Trust (REIT)	29,900	641,654
Universal Health Realty Income Trust (REIT)^	12,500	448,125
Urstadt Biddle Properties, Inc., Class A (REIT)^	26,100	474,237
Washington Real Estate Investment Trust (REIT)^	29,300	1,166,140
Winston Hotels, Inc. (REIT)^	25,400	312,928

		63,565,915

Real Estate Management & Development (0.3%)
Affordable Residential Communities*^	31,100	301,359
Consolidated-Tomoka Land Co.^	3,000	192,510
Housevalues, Inc.*^	33,700	196,808
Move, Inc.*	67,700	332,407
Tejon Ranch Co.*^	13,200	560,076
Trammell Crow Co.*^	23,000	839,730

		2,422,890

Thrifts & Mortgage Finance (2.4%)
Accredited Home Lenders Holding Co.*^	8,500	305,490
Anchor Bancorp Wisconsin, Inc.^	9,700	277,032
Bank Mutual Corp.^	31,905	387,008
BankAtlantic Bancorp, Inc., Class A^	20,900	297,198

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Bankunited Financial Corp., Class A^	13,800	$359,766
Berkshire Hills Bancorp, Inc.^	7,400	263,366
BFC Financial Corp., Class A*^	46,550	271,852
Brookline Bancorp, Inc.^	26,517	364,609
Charter Financial Corp./Georgia^	7,900	315,921
CharterMac^	29,133	581,495
City Bank/Washington	9,664	454,498
Clifton Savings Bancorp, Inc.^	13,600	152,592
Coastal Financial Corp./ South Carolina^	26,355	332,072
Commercial Capital Bancorp, Inc.	30,972	493,694
Corus Bankshares, Inc.^	23,400	523,224
Dime Community Bancshares, Inc.^	15,850	233,470
Doral Financial Corp.^	114,900	757,191
Downey Financial Corp.^	13,433	893,832
Farmer Mac, Class C	8,700	230,289
Fidelity Bankshares, Inc.^	16,050	626,110
First Busey Corp.^	14,250	323,617
First Financial Holdings, Inc.	4,500	153,990
First Niagara Financial Group, Inc.^	63,576	926,938
First Place Financial Corp./Ohio	23,300	527,978
FirstFed Financial Corp.*^	8,400	476,448
Flagstar Bancorp, Inc.^	14,800	215,340
Flushing Financial Corp.	14,400	252,000
Franklin Bank Corp./Texas*^	27,500	546,700
Fremont General Corp.^	32,500	454,675
Harbor Florida Bancshares, Inc.	11,000	487,410
ITLA Capital Corp.	5,500	295,680
Kearny Financial Corp.^	40,040	607,807
KNBT Bancorp, Inc.^	38,800	623,904
MAF Bancorp, Inc.	19,804	817,707
NASB Financial, Inc.^	6,700	266,593
Netbank, Inc.^	26,400	159,720
NewAlliance Bancshares, Inc.^	66,500	974,225
Northwest Bancorp, Inc.^	23,400	596,700
OceanFirst Financial Corp.	6,300	135,135
Ocwen Financial Corp.*^	15,800	235,420
Partners Trust Financial Group, Inc.^	21,597	231,304
Pennfed Financial Services, Inc.	16,300	273,351
PFF Bancorp, Inc.	15,650	579,676
Provident Financial Services, Inc.	36,456	674,801
Provident New York Bancorp^	16,077	219,933
Rockville Financial, Inc.^	11,500	166,635
TierOne Corp.	7,700	261,261
Triad Guaranty, Inc.*	3,950	202,121
Trustco Bank Corp./New York^	33,183	359,704
United Community Financial Corp./Ohio^	11,700	144,144
W Holding Co., Inc.^	46,600	275,406
Wauwatosa Holdings, Inc.*^	15,800	278,870
Westfield Financial, Inc.^	10,900	346,293
WSFS Financial Corp.	9,100	565,929

		21,778,124

Total Financials		198,531,017

Health Care (11.7%)
Biotechnology (3.0%)
Acadia Pharmaceuticals, Inc.*^	17,400	150,336
Alexion Pharmaceuticals, Inc.*^	20,080	682,318
Alkermes, Inc.*^	53,700	851,145
Alnylam Pharmaceuticals, Inc.*^	25,800	371,778
Altus Pharmaceuticals, Inc.*^	31,400	501,458
Applera Corp.- Celera Genomics Group*	49,100	$683,472
Arena Pharmaceuticals, Inc.*^	19,400	232,412
Ariad Pharmaceuticals, Inc.*^	45,900	200,124
Array Biopharma, Inc.*^	17,700	150,804
BioCryst Pharmaceuticals, Inc.*^	27,200	339,184
Bioenvision, Inc.*	16,100	88,711
BioMarin Pharmaceuticals, Inc.*^	57,868	823,462
Cell Genesys, Inc.*	16,700	76,319
Cepheid, Inc.*^	72,400	522,728
Coley Pharmaceutical Group, Inc.*^	12,600	143,892
Cotherix, Inc.*^	33,200	234,392
Cubist Pharmaceuticals, Inc.*^	31,649	688,049
CV Therapeutics, Inc.*^	18,756	208,942
deCODE genetics, Inc.*^	23,600	129,800
Dendreon Corp.*^	39,300	175,671
Digene Corp.*	7,500	323,625
Encysive Pharmaceuticals, Inc.*^	26,600	114,380
Enzon Pharmaceuticals, Inc.*^	22,000	181,500
Genitope Corp.*^	39,000	113,880
Genomic Health, Inc.*^	13,400	193,764
Geron Corp.*^	65,400	410,058
GTx, Inc.*^	13,400	123,816
Human Genome Sciences, Inc.*^	75,000	865,500
ICOS Corp.*^	41,600	1,042,496
Idenix Pharmaceuticals, Inc.*	26,800	259,960
Incyte Corp.*^	48,400	204,732
InterMune, Inc.*^	29,600	486,032
Isis Pharmaceuticals, Inc.*^	52,400	376,232
Keryx Biopharmaceuticals, Inc.*^	54,400	643,552
Lexicon Genetics, Inc.*^	28,480	107,370
MannKind Corp.*^	36,200	687,800
Martek Biosciences Corp.*^	20,400	438,804
Maxygen, Inc.*^	27,200	226,032
Medarex Inc.*^	68,900	739,986
Momenta Pharmaceuticals, Inc.*	27,800	375,856
Monogram Biosciences, Inc.*^	57,700	88,281
Myogen, Inc.*^	25,900	908,572
Myriad Genetics, Inc.*^	23,250	573,112
Nabi Biopharmaceuticals*	66,457	384,121
Neurocrine Biosciences, Inc.*^	19,300	207,475
Northfield Laboratories, Inc.*^	28,800	413,568
NPS Pharmaceuticals, Inc.*	20,484	78,044
Nuvelo, Inc.*^	27,200	496,128
Onyx Pharmaceuticals, Inc.*^	18,000	311,220
OSI Pharmaceuticals, Inc.*^	34,700	1,302,291
Pharmion Corp.*^	29,383	633,204
Progenics Pharmaceuticals, Inc.*^	27,000	633,420
Regeneron Pharmaceuticals, Inc.*^	50,600	793,914
Renovis, Inc.*^	36,400	500,864
Rigel Pharmaceuticals, Inc.*^	10,200	104,754
Savient Pharmaceuticals, Inc.*	41,900	272,769
Senomyx, Inc.*^	39,700	610,189
Sirna Therapeutics, Inc.*	66,800	372,076
Solexa, Inc.*^	36,000	317,520
Tanox, Inc.*^	25,700	303,774
Telik, Inc.*^	34,700	617,313
Trimeris, Inc.*^	15,432	135,802
United Therapeutics Corp.*^	14,980	787,049
Zymogenetics, Inc.*^	22,900	386,323

		26,402,155

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*^	17,800	416,342
Abiomed, Inc.*	11,500	170,085
Adeza Biomedical Corp.*	9,400	154,254
Align Technology, Inc.*^	90,000	1,024,200

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
American Medical Systems Holdings, Inc.*	47,300	$871,739
Analogic Corp.	6,200	318,184
AngioDynamics, Inc.*^	21,100	436,981
Arrow International, Inc.	11,200	356,272
ArthroCare Corp.*^	14,100	660,726
Aspect Medical Systems, Inc.*^	32,400	553,068
Biosite, Inc.*^	7,256	335,445
Candela Corp.*	10,600	115,646
Conceptus, Inc.*^	27,000	477,630
CONMED Corp.*	13,800	291,318
Conor Medsystems, Inc.*^	17,600	414,832
Cyberonics, Inc.*	27,800	487,334
Datascope Corp.	12,100	404,987
DexCom, Inc.*^	42,000	467,460
DJO, Inc.*	10,400	431,912
Encore Medical Corp.*	93,200	587,160
ev3, Inc.*^	32,583	554,237
Foxhollow Technologies, Inc.*	18,000	615,420
Greatbatch, Inc.*^	9,800	221,676
Haemonetics Corp.*	15,100	706,680
HealthTronics, Inc.*	16,200	99,954
Hologic, Inc.*	35,700	1,553,664
I-Flow Corp.*^	12,900	155,058
ICU Medical, Inc.*^	6,100	277,428
Immucor, Inc.*	44,168	989,805
Integra LifeSciences Holdings Corp.*^	8,100	303,588
Intermagnetics General Corp.*	24,538	663,753
Intralase Corp.*^	20,700	407,997
Invacare Corp.^	14,200	333,984
Inverness Medical Innovations, Inc.*^	18,800	653,488
IRIS International, Inc.*^	27,900	320,850
Kensey Nash Corp.*^	12,400	362,948
Kyphon, Inc.*^	27,000	1,010,340
Lifecell Corp.*^	15,700	505,854
Mentor Corp.^	23,600	1,189,204
Meridian Bioscience, Inc.^	11,700	275,067
Merit Medical Systems, Inc.*^	22,712	308,429
Neurometrix, Inc.*^	5,600	106,456
NuVasive, Inc.*^	24,011	482,861
NxStage Medical, Inc.*^	14,800	129,796
OraSure Technologies, Inc.*^	61,100	491,244
Palomar Medical Technologies, Inc.*^	11,100	468,420
PolyMedica Corp.^	10,630	455,070
Sirona Dental Systems, Inc.^	10,800	355,644
SonoSite, Inc.*^	21,680	615,712
Stereotaxis, Inc.*^	18,000	186,300
STERIS Corp.	45,900	1,104,354
SurModics, Inc.*^	6,400	224,768
Symmetry Medical, Inc.*^	36,360	548,672
ThermoGenesis Corp.*^	71,400	276,318
Thoratec Corp.*^	24,355	380,182
TriPath Imaging, Inc.*.	28,900	260,967
Viasys Healthcare, Inc.*	15,000	408,600
Vital Signs, Inc.	8,500	481,185
West Pharmaceutical Services, Inc.	21,014	825,220
Wright Medical Group, Inc.*^	18,817	456,312
Young Innovations, Inc.	7,900	284,084
Zoll Medical Corp.*^	9,400	337,366

		29,364,530

Health Care Providers & Services (2.4%)
Alliance Imaging, Inc.*	32,700	255,387
Amedisys, Inc.*^	6,600	261,822
AMERIGROUP Corp.*	32,917	972,697
AMN Healthcare Services, Inc.*^	20,706	$491,768
Amsurg Corp.*	13,650	303,849
Apria Healthcare Group, Inc.*	21,900	432,306
Bio-Reference Labs, Inc.*^	10,400	233,480
Centene Corp.*^	24,900	409,356
Chemed Corp.^	14,700	474,222
Corvel Corp.*^	7,350	257,838
Cross Country Healthcare, Inc.*	13,800	234,600
Emeritus Corp.*	18,700	402,985
Genesis HealthCare Corp.*^	10,500	500,115
Gentiva Health Services, Inc.*	34,500	567,180
HealthExtras, Inc.*^	17,300	489,763
HealthSpring, Inc.*^	13,100	252,175
Healthways, Inc.*	21,100	941,060
Horizon Health Corp.*^	8,900	135,903
inVentiv Health, Inc.*^	15,100	483,653
Kindred Healthcare, Inc.*	20,500	609,465
Landauer, Inc.^	11,800	598,850
LCA-Vision, Inc.^	11,450	473,000
LHC Group, Inc.*	9,900	220,968
Magellan Health Services, Inc.*	22,600	962,760
Matria Healthcare, Inc.*^	23,050	640,559
Medcath Corp.*	24,550	738,709
Molina Healthcare, Inc.*	6,700	236,912
MWI Veterinary Supply, Inc.*^	6,800	228,004
National Healthcare Corp.^	14,100	757,593
Nighthawk Radiology Holdings, Inc.*^	32,400	619,812
Odyssey HealthCare, Inc.*	39,675	562,591
Option Care, Inc.^	45,400	607,906
Owens & Minor, Inc.	20,900	687,401
Providence Service Corp.*^	6,600	182,094
PSS World Medical, Inc.*	44,000	879,560
Psychiatric Solutions, Inc.*^	33,700	1,148,833
Radiation Therapy Services, Inc.*^	15,950	466,219
RehabCare Group, Inc.*	18,600	243,660
Res-Care, Inc.*^	29,800	598,682
Sunrise Senior Living, Inc.*^	28,280	844,724
Symbion, Inc.*^	26,200	481,032
United Surgical Partners International, Inc.*	25,200	625,716
Visicu, Inc.*^	22,100	198,237
VistaCare, Inc., Class A*	8,000	83,200

		21,796,646

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*^	29,500	662,275
Computer Programs & Systems, Inc.^	4,800	157,296
Dendrite International, Inc.*	21,000	205,380
Eclipsys Corp.*^	21,200	379,692
Emageon, Inc.*^	40,260	627,654
Merge Technologies, Inc.*^	23,200	159,616
Omnicell, Inc.*	26,300	470,507
Per-Se Technologies, Inc.*^	20,459	466,056
Phase Forward, Inc.*^	16,300	194,622
TriZetto Group, Inc.*	18,300	277,062
Vital Images, Inc.*	6,600	208,428

		3,808,588

Life Sciences Tools & Services (1.1%)
Advanced Magnetics, Inc.*^	9,917	338,170
Affymetrix, Inc.*	43,000	927,080
Albany Molecular Research, Inc.*	27,300	255,528
Bio-Rad Laboratories, Inc., Class A*^	10,100	714,373

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Bruker BioSciences Corp.*^	52,243	$366,223
Cambrex Corp.^	10,500	217,455
Dionex Corp.*	9,900	504,306
Diversa Corp.*^	36,000	288,720
Enzo Biochem, Inc.*^	38,678	471,485
eResearch Technology, Inc.*^	26,625	215,929
Exelixis, Inc.*^	36,200	315,302
Illumina, Inc.*	25,500	842,520
Kendle International, Inc.*^	10,300	329,806
Luminex Corp.*^	33,500	610,705
Molecular Devices Corp.*	24,500	453,005
Nektar Therapeutics*^	50,500	727,705
Parexel International Corp.*^	12,500	413,625
PharmaNet Development Group, Inc.	6,600	128,238
PRA International*^	19,200	512,448
Varian, Inc.*	16,900	775,203
Ventana Medical Systems, Inc.*^	15,600	636,948

		10,044,774

Pharmaceuticals (1.5%)
Adams Respiratory Therapeutics, Inc.*	18,500	676,915
Adolor Corp.*	28,800	399,456
Alpharma, Inc., Class A	27,600	645,564
Andrx Corp.*	42,000	1,026,060
AtheroGenics, Inc.*^	17,800	234,426
AVANIR Pharmaceuticals, Class A*^	19,925	137,881
Bentley Pharmaceuticals, Inc.*^	18,600	223,200
Caraco Pharmaceutical Laboratories Ltd.*	15,900	161,544
CNS, Inc.^	8,500	239,955
Connetics Corp.*^	12,977	141,449
Cypress Bioscience, Inc.*^	13,000	94,900
Durect Corp.*^	30,400	124,640
Hi-Tech Pharmacal Co., Inc.*^	6,300	79,632
KV Pharmaceutical Co., Class A*^	17,200	407,640
Medicines Co.*^	25,100	566,256
Medicis Pharmaceutical Corp., Class A^	31,200	1,009,320
MGI Pharma, Inc.*^	44,200	760,682
Nastech Pharmaceutical Co., Inc.*^	9,700	148,022
New River Pharmaceuticals, Inc.*^	10,000	257,300
Noven Pharmaceuticals, Inc.*^	28,017	675,770
Pain Therapeutics, Inc.*^	65,100	561,162
Par Pharmaceutical Cos., Inc.*^	18,000	328,320
Penwest Pharmaceuticals Co.*^	17,200	286,380
Perrigo Co.^	44,300	751,771
Pozen, Inc.*^	11,200	144,032
Salix Pharmaceuticals Ltd.*	19,900	269,844
Sciele Pharma, Inc.*^	35,100	661,284
Somaxon Pharmaceuticals, Inc.*^	12,300	151,413
SuperGen, Inc.*^	32,200	150,052
Valeant Pharmaceuticals International	56,700	1,121,526
Viropharma, Inc.*	43,400	528,178
Xenoport, Inc.*^	12,000	244,440

		13,209,014

Total Health Care		104,625,707

Industrials (13.2%)
Aerospace & Defense (1.2%)
AAR Corp.*^	19,150	456,536
Argon ST, Inc.*^	7,600	182,172
BE Aerospace, Inc.*	43,900	$925,851
Ceradyne, Inc.*^	13,950	573,205
Cubic Corp.^	14,800	289,784
Curtiss-Wright Corp.^	24,400	740,540
DynCorp International, Inc., Class A*^	35,000	440,650
EDO Corp.^	15,400	352,352
Essex Corp.*^	11,800	205,320
Esterline Technologies Corp.*^	13,200	445,632
GenCorp, Inc.*^	28,100	360,804
Heico Corp.^	11,400	391,020
Herley Industries, Inc.*^	13,900	172,082
Hexcel Corp.*^	57,000	806,550
Innovative Solutions & Support, Inc.*^	7,500	108,975
Ionatron, Inc.*^	25,400	122,174
K&F Industries Holdings, Inc.*^	33,700	632,886
Ladish Co., Inc.*^	10,700	309,016
Moog, Inc., Class A*^	21,659	750,701
MTC Technologies, Inc.*	9,400	225,976
Orbital Sciences Corp.*	35,800	671,966
Taser International, Inc.*^	28,500	218,310
Teledyne Technologies, Inc.*	23,168	917,453
Triumph Group, Inc.^	8,400	355,740
United Industrial Corp./New York^	5,100	272,850

		10,928,545

Air Freight & Logistics (0.4%)
ABX Air, Inc.*	88,100	495,122
Atlas Air Worldwide Holdings, Inc.*^	12,200	530,944
Dynamex, Inc.*^	10,400	215,800
EGL, Inc.*	17,300	630,412
Forward Air Corp.^	15,650	517,859
Hub Group, Inc., Class A*^	19,400	441,932
Pacer International, Inc.	19,700	546,872

		3,378,941

Airlines (0.5%)
Airtran Holdings, Inc.*^	44,100	437,472
Alaska Air Group, Inc.*	24,200	920,568
ExpressJet Holdings, Inc.*	36,100	238,621
Frontier Airlines Holdings, Inc.*^	38,100	314,325
JetBlue Airways Corp.*^	106,100	983,547
Mesa Air Group, Inc.*	58,100	450,856
Republic Airways Holdings, Inc.*	38,500	597,520
Skywest, Inc.	37,700	924,404

		4,867,313

Building Products (0.6%)
AAON, Inc.	9,100	207,571
American Woodmark Corp.^	6,600	222,354
Ameron International Corp.^	4,500	298,980
Apogee Enterprises, Inc.^	13,000	197,730
Builders FirstSource, Inc.*	35,900	546,757
ElkCorp^	10,800	293,220
Goodman Global, Inc.*^	19,633	262,101
Griffon Corp.*^	13,200	315,084
Insteel Industries, Inc.^	15,500	307,985
Jacuzzi Brands, Inc.*^	32,502	324,695
NCI Building Systems, Inc.*^	10,500	610,785
Simpson Manufacturing Co., Inc.^	22,300	602,769
Trex Co., Inc.*^	23,400	565,344
Universal Forest Products, Inc.	8,950	438,997

		5,194,372

Commercial Services & Supplies (3.7%)
ABM Industries, Inc.	19,000	356,440
ACCO Brands Corp.*	27,500	612,150

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Administaff, Inc.	10,900	$367,330
Advisory Board Co.*^	8,800	444,576
American Ecology Corp.^	8,300	163,842
American Reprographics Co.*	14,567	467,018
Amrep Corp.^	6,200	302,994
Banta Corp.	14,200	675,920
Bowne & Co., Inc.^	18,500	264,180
Brady Corp., Class A^	27,500	966,900
Casella Waste Systems, Inc.*	21,400	221,276
CBIZ, Inc.*^	76,493	558,399
CDI Corp.^	14,400	298,224
Central Parking Corp.^	17,400	287,100
Cenveo, Inc.*^	27,900	525,078
Clean Harbors, Inc.*	10,900	474,695
Coinstar, Inc.*	14,700	423,066
Compx International, Inc.	10,100	157,459
COMSYS IT Partners, Inc.*	8,600	147,834
Consolidated Graphics, Inc.*	6,000	361,020
CoStar Group, Inc.*^	9,700	400,804
CRA International, Inc.*^	13,300	633,878
Deluxe Corp.^	31,300	535,230
Diamond Management & Technology Consultants, Inc.*^	25,314	281,998
Ennis, Inc.^	11,000	238,150
Exponent, Inc.*	11,800	196,706
First Advantage Corp.*^	26,600	554,876
FTI Consulting, Inc.*	25,475	638,404
G&K Services, Inc., Class A	13,600	495,448
Geo Group, Inc.*	15,200	642,200
Global Cash Access Holdings, Inc.*	36,100	544,749
Healthcare Services Group, Inc.^	11,250	283,050
Heidrick & Struggles, Inc.*	8,400	302,400
Herman Miller, Inc.	42,283	1,446,501
Hudson Highland Group, Inc.*^	8,000	78,400
Huron Consulting Group, Inc.*^	6,400	250,880
IHS, Inc., Class A*^	18,400	590,272
IKON Office Solutions, Inc.	72,900	979,776
John H. Harland Co.	13,300	484,785
Kelly Services, Inc., Class A^	17,100	468,711
Kenexa Corp.*	9,200	232,024
Kforce, Inc.*^	42,400	505,832
Knoll, Inc.	17,783	359,217
Korn/Ferry International*^	25,892	542,178
Labor Ready, Inc.*	28,050	446,837
Layne Christensen Co.*^	20,000	571,400
LECG Corp.*^	23,100	433,356
M & F Worldwide Corp.*	18,100	266,070
McGrath Rentcorp^	27,200	696,320
Mine Safety Appliances Co.^	15,200	541,728
Mobile Mini, Inc.*^	18,636	529,449
Navigant Consulting, Inc.*^	24,550	492,473
NCO Group, Inc.*	15,400	403,788
PHH Corp.*	33,900	928,860
Pike Electric Corp.*	28,800	429,120
Resources Connection, Inc.*^	32,600	873,354
Rollins, Inc.^	17,175	362,564
Schawk, Inc.^	23,800	433,636
School Specialty, Inc.*	12,000	423,480
SIRVA, Inc.*^	52,200	138,852
Spherion Corp.*	32,080	229,372
Standard Register Co.	16,600	219,120
Taleo Corp., Class A*	16,000	161,920
TeleTech Holdings, Inc.*^	17,900	279,777
Tetra Tech, Inc.*	35,015	609,961
United Stationers, Inc.*	21,400	995,314
Viad Corp.	9,500	336,395
Volt Information Sciences, Inc.*^	13,900	494,145
Waste Connections, Inc.*	27,800	$1,053,898
Waste Industries USA, Inc.	10,200	275,706
Waste Services, Inc.*^	14,100	128,871
Watson Wyatt Worldwide, Inc., Class A	23,700	969,804

		33,487,540

Construction & Engineering (0.5%)
Comfort Systems USA, Inc.	17,500	200,550
EMCOR Group, Inc.*	17,900	981,636
Granite Construction, Inc.	23,000	1,227,050
Infrasource Services, Inc.*	37,000	649,350
Insituform Technologies, Inc., Class A*^	11,100	269,508
Perini Corp.*	9,700	202,536
Washington Group International, Inc.	19,200	1,130,112

		4,660,742

Electrical Equipment (1.6%)
A.O. Smith Corp.	12,550	494,847
Acuity Brands, Inc.	28,625	1,299,575
American Superconductor Corp.*^	29,800	275,948
Baldor Electric Co.	14,800	456,284
Belden CDT, Inc.	26,500	1,013,095
China BAK Battery, Inc.*	41,800	280,896
Encore Wire Corp.*^	13,000	458,770
Energy Conversion Devices, Inc.*^	23,800	881,552
EnerSys*^	19,600	314,384
Evergreen Solar, Inc.*^	40,800	338,640
Franklin Electric Co., Inc.^	11,700	621,738
FuelCell Energy, Inc.*^	33,900	257,979
General Cable Corp.*	32,950	1,259,019
Genlyte Group, Inc.*^	14,000	996,800
GrafTech International Ltd.*	110,500	645,320
II-Vi, Inc.*^	22,300	555,716
LSI Industries, Inc.	33,850	550,062
Medis Technologies Ltd.*^	9,900	244,629
Plug Power, Inc.*^	47,000	191,290
Powell Industries, Inc.*^	6,100	134,993
Power-One, Inc.*^	93,000	673,320
Regal-Beloit Corp.	19,600	852,600
Superior Essex, Inc.*	8,400	287,700
Vicor Corp.^	35,200	406,208
Woodward Governor Co.	14,700	493,038

		13,984,403

Industrial Conglomerates (0.2%)
Raven Industries, Inc.^	20,400	612,204
Sequa Corp., Class A*	2,900	272,194
Standex International Corp.	18,300	510,204
Tredegar Corp.	36,976	618,978

		2,013,580

Machinery (2.6%)
3D Systems Corp.*^	7,300	133,882
Accuride Corp.*	15,100	166,251
Actuant Corp., Class A^	18,100	906,810
Albany International Corp.	16,550	526,621
American Railcar Industries, Inc.^	19,000	553,090
American Science & Engineering, Inc.*^	11,100	538,572
Ampco-Pittsburgh Corp.	13,300	411,369
Astec Industries, Inc.*^	26,500	669,125
ASV, Inc.*^	25,500	380,205
Badger Meter, Inc.^	7,400	186,406
Barnes Group, Inc.	18,320	321,699
Basin Water, Inc.*^	43,200	353,808

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Blount International, Inc.*^	43,700	$437,874
Briggs & Stratton Corp.^	29,600	815,480
Bucyrus International, Inc., Class A	21,025	891,880
Cascade Corp.^	16,300	744,095
CIRCOR International, Inc.	7,600	232,180
Clarcor, Inc.^	35,100	1,070,199
Columbus McKinnon Corp.*^	17,400	313,722
Commercial Vehicle Group, Inc.*^	9,400	181,044
Dynamic Materials Corp.^	6,700	217,214
EnPro Industries, Inc.*	13,200	396,792
ESCO Technologies, Inc.*^	16,404	755,240
Federal Signal Corp.	25,500	388,875
Flanders Corp.*^	18,200	155,792
Flow International Corp.*^	21,317	276,481
Freightcar America, Inc.^	8,300	439,900
Gehl Co.*^	9,400	251,732
Gorman-Rupp Co.^	5,025	164,318
Greenbrier Cos., Inc.^	20,300	588,903
Kadant, Inc.*^	9,000	221,040
Kaydon Corp.^	20,500	758,910
Lindsay Manufacturing Co.^	11,950	343,563
Middleby Corp.*^	6,900	531,714
Mueller Industries, Inc.	26,200	921,454
Mueller Water Products, Inc., Class A*^	21,300	311,193
NACCO Industries, Inc., Class A^	2,300	312,593
Navistar International Corp.*	37,900	978,578
Nordson Corp.^	18,800	749,368
RBC Bearings, Inc.*^	9,800	236,670
Robbins & Myers, Inc.^	12,600	389,592
Tecumseh Products Co., Class A*^	24,423	371,474
Tennant Co.	8,800	214,192
Titan International, Inc.^	11,700	211,536
TurboChef Technologies, Inc.*^	25,900	360,010
Valmont Industries, Inc.	11,800	616,550
Wabash National Corp.^	43,400	594,146
Wabtec Corp.	30,886	837,937
Watts Water Technologies, Inc., Class A	10,800	343,008

		22,773,087

Marine (0.2%)
American Commercial Lines, Inc.*^	18,800	1,117,660
Horizon Lines, Inc., Class A	29,900	499,330

		1,616,990

Road & Rail (0.8%)
Amerco, Inc.*^	5,600	415,240
Arkansas Best Corp.^	16,128	693,988
Celadon Group, Inc.*	18,400	306,176
Dollar Thrifty Automotive Group, Inc.*	12,100	539,297
Florida East Coast Industries, Inc.^	22,900	1,307,132
Genesee & Wyoming, Inc., Class A*^	18,325	425,507
Heartland Express, Inc.	30,712	481,564
Knight Transportation, Inc.^	28,609	484,923
Marten Transport Ltd.*^	15,652	267,493
Old Dominion Freight Line*^	17,950	539,038
PAM Transportation Services, Inc.*	6,000	150,360
RailAmerica, Inc.*^	17,000	185,640
Saia, Inc.*	10,300	$335,780
U.S. Xpress Enterprises, Inc., Class A*	20,850	482,677
Universal Truckload Services, Inc.*	7,600	197,372
USA Truck, Inc.*^	5,100	97,155
Werner Enterprises, Inc.^	23,500	439,685

		7,349,027

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.	25,500	622,200
Beacon Roofing Supply, Inc.*^	22,650	458,436
BlueLinx Holdings, Inc.^	43,400	413,168
Electro Rent Corp.*^	17,000	289,170
H&E Equipment Services, Inc.*^	21,800	531,702
Interline Brands, Inc.*	21,560	532,101
Kaman Corp.	12,300	221,523
Lawson Products, Inc.^	8,200	343,744
Nuco2, Inc.*^	19,150	515,135
Rush Enterprises, Inc., Class A*^	11,700	195,156
TAL International Group, Inc.	20,567	436,226
TransDigm Group, Inc.*^	14,800	361,416
UAP Holding Corp.	31,100	664,607
Watsco, Inc.^	17,000	782,170
Williams Scotsman International, Inc.*^	28,600	610,896

		6,977,650

Transportation Infrastructure (0.1%)
Interpool, Inc.^	21,600	485,136

Total Industrials		117,717,326

Information Technology (17.4%)
Communications Equipment (2.5%)
3Com Corp.*	226,500	998,865
Adtran, Inc.	37,800	901,152
Anaren, Inc.*	10,908	229,832
Andrew Corp.*	97,500	899,925
Arris Group, Inc.*	54,800	628,008
Avocent Corp.*	32,500	978,900
Bel Fuse, Inc., Class B^	13,192	423,331
Black Box Corp.	8,900	346,388
Blue Coat Systems, Inc.*^	11,100	199,911
C-COR, Inc.*	50,900	436,722
CommScope, Inc.*	37,800	1,242,108
Comtech Telecommunications Corp.*^	9,225	308,853
Digi International, Inc.*^	12,500	168,750
Ditech Networks, Inc.*	20,700	159,597
Dycom Industries, Inc.*	21,533	462,959
Extreme Networks, Inc.*	159,700	579,711
Finisar Corp.*^	128,100	465,003
Foundry Networks, Inc.*	94,900	1,247,935
Harmonic, Inc.*	50,600	371,910
Inter-Tel, Inc.	27,950	603,720
Interdigital Communications Corp.*	33,200	1,132,120
Ixia*^	58,544	521,627
Loral Space & Communications, Inc.*^	13,100	344,792
MasTec, Inc.*^	21,400	236,898
MRV Communications, Inc.*^	131,000	361,560
Netgear, Inc.*^	13,900	286,201
Oplink Communications, Inc.*^	17,442	348,491
Optical Communication Products, Inc.*^	72,000	141,840

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Packeteer, Inc.*	13,200	$113,652
Pegasus Wireless Corp.*^	46,500	28,365
Plantronics, Inc.^	23,800	417,214
Polycom, Inc.*	56,800	1,393,304
Powerwave Technologies, Inc.*^	67,800	515,280
Redback Networks, Inc.*	33,800	469,144
SafeNet, Inc.*^	32,929	598,979
Sirenza Microdevices, Inc.*^	33,200	262,280
Sonus Networks, Inc.*^	171,200	900,512
Stratex Networks, Inc.*^	97,500	432,900
Sycamore Networks, Inc.*^	79,600	300,888
Symmetricom, Inc.*^	27,900	225,153
Tekelec*^	27,400	355,104
Utstarcom, Inc.*^	73,800	654,606
ViaSat, Inc.*^	10,800	270,864
Zhone Technologies, Inc.*^	106,300	113,741

		22,079,095

Computers & Peripherals (1.3%)
Adaptec, Inc.*	149,100	657,531
Avid Technology, Inc.*^	26,867	978,496
Brocade Communications Systems, Inc.*	177,900	1,255,974
Electronics for Imaging, Inc.*	39,300	899,184
Emulex Corp.*	57,200	1,039,324
Gateway, Inc.*^	292,583	552,982
Hutchinson Technology, Inc.*^	12,500	262,875
Hypercom Corp.*	31,400	212,892
Imation Corp.	18,900	758,835
Intermec, Inc.*^	28,100	740,716
Komag, Inc.*^	17,900	572,084
McData Corp., Class A*^	68,400	344,052
Mobility Electronics, Inc.*^	22,600	125,656
Neoware, Inc.*^	14,767	200,684
Novatel Wireless, Inc.*^	24,000	231,120
Palm, Inc.*^	50,100	729,456
Presstek, Inc.*^	37,400	201,586
Quantum Corp.*	217,600	474,368
Rackable Systems, Inc.*^	16,900	462,553
Stratasys, Inc.*^	11,050	291,831
Synaptics, Inc.*^	28,750	700,637

		11,692,836

Electronic Equipment & Instruments (2.3%)
Aeroflex, Inc.*	32,650	335,642
Agilysis, Inc.	29,400	412,776
Anixter International, Inc.	19,300	1,089,871
Benchmark Electronics, Inc.*	40,975	1,101,408
Brightpoint, Inc.*	25,754	366,222
Checkpoint Systems, Inc.*	20,000	330,200
Cogent, Inc.*^	29,200	400,916
Cognex Corp.^	30,300	765,378
Coherent, Inc.*	20,600	713,996
Color Kinetics, Inc.*^	9,300	157,914
CTS Corp.^	20,400	281,112
Daktronics, Inc.^	25,300	523,457
DTS, Inc.*^	21,300	451,134
Echelon Corp.*^	29,500	242,490
Electro Scientific Industries, Inc.*^	14,200	292,520
Excel Technology, Inc.*	6,200	183,458
Flir Systems, Inc.*^	42,200	1,146,152
Global Imaging Systems, Inc.*	33,800	745,966
Insight Enterprises, Inc.*	24,200	498,762
International DisplayWorks, Inc.*	25,900	164,983
Itron, Inc.*^	17,160	957,528
KEMET Corp.*	42,200	340,554
L-1 Identity Solutions, Inc.*	34,567	$451,095
Littelfuse, Inc.*	9,800	340,060
LoJack Corp.*^	15,200	297,768
Measurement Specialties, Inc.*^	5,900	110,035
Mercury Computer Systems, Inc.*^	25,600	303,360
Methode Electronics, Inc.	42,200	401,322
Metrologic Instruments, Inc.*	11,600	210,656
MTS Systems Corp.	9,600	310,464
Multi-Fineline Electronix, Inc.*^	10,950	277,802
Newport Corp.*^	19,200	312,960
OSI Systems, Inc.*^	8,600	168,560
Park Electrochemical Corp.	9,000	285,120
Paxar Corp.*	25,100	501,498
Photon Dynamics, Inc.*^	12,004	159,293
Plexus Corp.*	22,900	439,680
RadiSys Corp.*	21,850	464,312
Rofin-Sinar Technologies, Inc.*	8,000	486,160
Rogers Corp.*	8,700	537,225
Scansource, Inc.*^	11,400	345,762
SunPower Corp., Class A*^	18,600	515,964
SYNNEX Corp.*	23,400	538,434
Technitrol, Inc.	26,900	802,965
TTM Technologies, Inc.*^	53,700	628,290
Universal Display Corp.*^	20,500	226,115
X-Rite, Inc.^	23,400	251,316
Zygo Corp.*^	23,200	295,800

		21,164,455

Internet Software & Services (2.3%)
24/7 Real Media, Inc.*^	45,200	386,008
aQuantive, Inc.*^	46,500	1,098,330
Ariba, Inc.*^	33,212	248,758
Bankrate, Inc.*	8,100	215,136
Click Commerce, Inc.*	6,800	153,816
CMGI, Inc.*^	205,900	218,254
CNET Networks, Inc.*^	95,500	914,890
Cybersource Corp.*	20,600	243,698
DealerTrack Holdings, Inc.*	30,300	669,933
Digital Insight Corp.*	20,368	597,190
Digital River, Inc.*^	25,700	1,313,784
Digitas, Inc.*	53,100	510,822
EarthLink, Inc.*	81,400	591,778
eCollege.com, Inc.*^	28,300	452,517
Equinix, Inc.*^	17,500	1,051,750
InfoSpace, Inc.*	12,900	237,876
Internet Capital Group, Inc.*^	19,900	188,055
Interwoven, Inc.*	59,025	651,046
Ipass, Inc.*^	27,000	126,360
j2 Global Communications, Inc.*^	33,700	915,629
Jupitermedia Corp.*^	28,800	249,408
Knot, Inc.^	21,900	484,647
Liquidity Services, Inc.*	16,500	257,235
Marchex, Inc., Class B*^	35,700	547,638
Netratings, Inc.*^	31,000	441,130
NIC Corp.*^	41,400	213,210
Online Resources Corp.*^	12,900	158,025
Openwave Systems, Inc.*^	45,007	421,266
RealNetworks, Inc.*^	57,600	611,136
S1 Corp.*^	39,700	183,017
Savvis, Inc.*^	21,300	607,050
Sohu.com, Inc.*	13,100	288,462
SonicWALL, Inc.*	55,600	607,152
Stellent, Inc.^	10,800	117,072
Terremark Worldwide, Inc.*^	40,710	225,940
Travelzoo, Inc.*	7,260	209,233
United Online, Inc.^	27,350	333,123
ValueClick, Inc.*^	62,600	1,160,604

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Vignette Corp.*	40,080	$542,683
WebEx Communications, Inc.*	25,500	995,010
webMethods, Inc.*	28,100	214,965
Websense, Inc.*^	25,200	544,572
WebSideStory, Inc.*^	10,400	137,384

		20,335,592

IT Services (1.8%)
BearingPoint, Inc.*	106,900	840,234
BISYS Group, Inc.*	73,500	798,210
CACI International, Inc., Class A*	18,700	1,028,687
Ciber, Inc.*	21,500	142,545
Covansys Corp.*^	41,600	713,024
CSG Systems International, Inc.*	25,600	676,608
eFunds Corp.*^	22,600	546,468
Euronet Worldwide, Inc.*^	22,400	549,920
Forrester Research, Inc.*	14,400	378,864
Gartner, Inc.*^	25,089	441,316
Gevity HR, Inc.^	12,900	293,862
Heartland Payment Systems, Inc.^	20,600	535,600
iGATE Corp.*^	46,800	231,192
Infocrossing, Inc.*^	8,500	113,985
infoUSA, Inc.	33,900	281,370
Integral Systems, Inc.^	6,600	206,316
Kanbay International, Inc.*^	40,150	825,484
Keane, Inc.*^	24,900	358,809
Lionbridge Technologies, Inc.*^	29,900	228,137
ManTech International Corp., Class A*	7,500	247,575
MAXIMUS, Inc.^	8,400	219,240
MPS Group, Inc.*	67,167	1,014,893
Ness Technologies, Inc.*^	17,000	226,950
Perot Systems Corp., Class A*	52,800	728,112
RightNow Technologies, Inc.*^	21,950	342,639
Sapient Corp.*^	119,900	653,455
SI International, Inc.*	8,200	262,236
SRA International, Inc., Class A*^	23,400	703,404
StarTek, Inc.^	12,200	152,134
SYKES Enterprises, Inc.*	14,000	284,900
Syntel, Inc.^	12,100	274,065
Talx Corp.^	13,327	326,778
TNS, Inc.*	17,100	257,526
Tyler Technologies, Inc.*^	42,400	548,232
Wright Express Corp.*	22,700	546,162

		15,978,932

Semiconductors & Semiconductor Equipment (3.5%)
Actel Corp.*^	25,900	402,745
ADE Corp.*	17,800	569,956
Advanced Analogic Technologies, Inc.*	51,700	283,833
Advanced Energy Industries, Inc.*	17,600	299,904
AMIS Holdings, Inc.*	56,900	539,981
Amkor Technology, Inc.*^	61,000	314,760
Applied Micro Circuits Corp.*^	162,500	469,625
Asyst Technologies, Inc.*	27,300	184,548
Atheros Communications, Inc.*^	31,500	571,095
ATMI, Inc.*^	28,020	814,541
Axcelis Technologies, Inc.*	42,800	302,168
Brooks Automation, Inc.*^	49,502	646,001
Cabot Microelectronics Corp.*^	10,300	296,846
Cirrus Logic, Inc.*	39,300	286,497
Cohu, Inc.^	22,200	$395,826
Conexant Systems, Inc.*^	235,700	471,400
Credence Systems Corp.*^	38,930	110,951
Cymer, Inc.*^	21,600	948,456
Diodes, Inc.*	12,050	520,199
DSP Group, Inc.*	13,600	310,760
Emcore Corp.*^	28,000	165,760
Entegris, Inc.*^	84,035	916,822
Exar Corp.*	16,197	215,258
FEI Co.*	10,844	228,917
Formfactor, Inc.*	27,900	1,175,427
Genesis Microchip, Inc.*^	47,900	563,783
Hittite Microwave Corp.*^	6,700	298,150
Ikanos Communications, Inc.*^	37,800	444,906
Intevac, Inc.*	28,500	478,800
IXYS Corp.*	29,400	246,666
Kopin Corp.*^	42,400	142,040
Kulicke & Soffa Industries, Inc.*^	77,500	685,100
Lattice Semiconductor Corp.*	59,900	408,518
LTX Corp.*	85,600	428,856
Mattson Technology, Inc.*	68,400	567,720
Micrel, Inc.*^	28,600	274,274
Micron Technology, Inc.*	1	17
Microsemi Corp.*	43,172	813,792
Microtune, Inc.*^	32,100	156,006
MIPS Technologies, Inc.*^	28,100	189,675
MKS Instruments, Inc.*	23,700	481,347
Monolithic Power Systems, Inc.*^	15,800	149,468
Netlogic Microsystems, Inc.*^	8,400	213,108
OmniVision Technologies, Inc.*^	30,500	435,235
ON Semiconductor Corp.*	83,900	493,332
PDF Solutions, Inc.*^	13,420	147,083
Pericom Semiconductor Corp.*^	23,000	224,250
Photronics, Inc.*	30,100	425,313
PLX Technology, Inc.*^	25,200	261,324
Portalplayer, Inc.*	27,100	305,688
RF Micro Devices, Inc.*	127,000	962,660
Rudolph Technologies, Inc.*	17,300	317,109
Semitool, Inc.*^	22,900	236,786
Semtech Corp.*	36,500	465,740
Silicon Image, Inc.*	53,100	675,432
Silicon Storage Technology, Inc.*^	104,700	431,364
Sirf Technology Holdings, Inc.*^	31,300	750,887
Skyworks Solutions, Inc.*	78,800	408,972
Standard Microsystems Corp.*	25,200	716,184
Supertex, Inc.*^	14,800	575,276
Tessera Technologies, Inc.*	29,400	1,022,532
Transwitch Corp.*	97,700	137,757
Trident Microsystems, Inc.*^	38,700	900,162
Triquint Semiconductor, Inc.*^	57,621	299,629
Ultratech, Inc.*^	11,000	146,520
Varian Semiconductor Equipment Associates, Inc.*	36,500	1,339,550
Veeco Instruments, Inc.*^	20,100	405,015
Virage Logic Corp.*^	15,700	143,027
Volterra Semiconductor Corp.*^	31,000	503,750
Zoran Corp.*	28,800	463,104

		31,178,183

Software (3.7%)
Advent Software, Inc.*^	13,900	503,319
Agile Software Corp.*^	30,000	195,900
Altiris, Inc.*	17,300	364,857

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Ansoft Corp.*	10,800	$269,028
Ansys, Inc.*	18,200	804,076
Aspen Technology, Inc.*^	20,000	218,400
Blackbaud, Inc.	26,698	587,089
Blackboard, Inc.*^	16,900	447,850
Borland Software Corp.*	107,966	618,645
Bottomline Technologies, Inc.*^	9,900	96,624
Concur Technologies, Inc.*^	46,000	669,300
Convera Corp., Class A*^	68,400	361,836
Epicor Software Corp.*	23,600	309,396
EPIQ Systems, Inc.*^	14,950	219,915
eSpeed, Inc., Class A*^	27,700	254,840
FalconStor Software, Inc.*^	36,800	282,992
Filenet Corp.*	23,860	831,044
Hyperion Solutions Corp.*	37,800	1,303,344
Informatica Corp.*^	44,100	599,319
Intergraph Corp.*	15,600	668,928
Internet Security Systems, Inc.*	26,700	741,192
InterVoice, Inc.*^	35,600	225,704
Jack Henry & Associates, Inc.^	48,500	1,055,845
JDA Software Group, Inc.*	29,950	461,829
Kronos, Inc.*	16,887	575,678
Lawson Software, Inc.*^	76,000	551,000
Macrovision Corp.*	26,600	630,154
Magma Design Automation, Inc.*^	33,600	305,760
Manhattan Associates, Inc.*	11,600	280,024
Mapinfo Corp.*	11,300	144,979
Mentor Graphics Corp.*	52,300	736,384
Micros Systems, Inc.*	22,200	1,086,024
MicroStrategy, Inc., Class A*	7,000	712,810
Midway Games, Inc.*^	40,700	357,346
MRO Software, Inc.*	19,700	505,699
MSC.Software Corp.*	8,400	129,360
Net 1 UEPS Technologies, Inc.*^	29,300	669,798
NetScout Systems, Inc.*	12,700	82,423
Nuance Communications, Inc.*^	78,700	642,979
Open Solutions, Inc.*^	8,400	242,004
Opsware, Inc.*	31,800	286,518
Parametric Technology Corp.*	72,540	1,266,548
Pegasystems, Inc.^	37,800	329,994
Progress Software Corp.*^	27,800	722,800
QAD, Inc.	25,700	207,656
Quality Systems, Inc.	7,600	294,804
Quest Software, Inc.*^	36,200	516,936
Radiant Systems, Inc.*^	16,100	194,488
Renaissance Learning, Inc.^	39,700	568,107
Secure Computing Corp.*	69,075	437,245
Sonic Solutions, Inc.*^	34,900	531,876
SPSS, Inc.*	24,600	613,278
Sybase, Inc.*	57,383	1,390,964
Take-Two Interactive Software, Inc.*^	43,700	623,162
THQ, Inc.*^	38,425	1,120,857
TIBCO Software, Inc.*	121,800	1,093,764
Transaction Systems Architects, Inc.*	22,200	761,904
Ulticom, Inc.*^	25,700	267,537
Ultimate Software Group, Inc.*^	30,400	715,312
Vasco Data Security International*^	19,800	205,128
Verint Systems, Inc.*^	13,000	390,650
Wind River Systems, Inc.*^	35,900	384,489
Witness Systems, Inc.*	43,500	$762,555

		33,430,266

Total Information Technology		155,859,359

Materials (4.0%)
Chemicals (1.5%)
American Vanguard Corp.^	34,200	478,800
Arch Chemicals, Inc.	10,800	307,260
Balchem Corp.^	7,200	142,488
Calgon Carbon Corp.*^	60,300	266,526
CF Industries Holdings, Inc.	27,880	475,911
Ferro Corp.	21,000	373,380
Georgia Gulf Corp.	22,000	603,240
H.B. Fuller Co.	33,600	787,584
Hercules, Inc.*	74,000	1,166,980
Innospec, Inc.^	8,140	241,758
Koppers Holdings, Inc.	36,500	692,405
Kronos Worlwide, Inc.^	13,847	398,655
MacDermid, Inc.	13,900	453,418
Minerals Technologies, Inc.	10,300	550,020
NewMarket Corp.	9,700	564,152
NL Industries, Inc.^	21,250	211,225
Olin Corp.	35,632	547,307
OM Group, Inc.*	19,300	848,042
Pioneer Cos., Inc.*	6,400	156,864
PolyOne Corp.*	39,800	331,534
Rockwood Holdings, Inc.*	21,520	429,970
Schulman (A.), Inc.^	20,400	479,604
Sensient Technologies Corp.	24,900	487,293
Spartech Corp.	14,300	382,811
Stepan Co.	6,100	178,303
Symyx Technologies, Inc.*^	16,272	344,804
Terra Industries, Inc.*^	39,700	306,087
Tronox, Inc., Class B	21,300	272,001
W.R. Grace & Co.*^	29,800	395,148
Zoltek Cos., Inc.*^	23,600	602,980

		13,476,550

Construction Materials (0.2%)
Headwaters, Inc.*^	22,500	525,375
Texas Industries, Inc.^	12,000	624,720
U.S. Concrete, Inc.*	27,433	178,589

		1,328,684

Containers & Packaging (0.5%)
AEP Industries, Inc.*^	9,400	394,330
AptarGroup, Inc.	21,500	1,093,920
Caraustar Industries, Inc.*^	41,907	333,999
Chesapeake Corp.^	11,100	158,841
Graphic Packaging Corp.*	51,900	189,954
Greif, Inc., Class A	12,200	977,342
Myers Industries, Inc.	13,100	222,700
Rock-Tenn Co., Class A^	16,000	316,800
Silgan Holdings, Inc.^	12,600	473,256

		4,161,142

Metals & Mining (1.5%)
A.M. Castle & Co.^	10,000	268,400
AK Steel Holding Corp.*	65,300	792,742
Aleris International, Inc.*	20,800	1,051,232
AMCOL International Corp.^	9,900	246,609
Brush Engineered Materials, Inc.*^	19,100	475,017
Century Aluminum Co.*^	12,800	430,720
Chaparral Steel Co.*	30,000	1,021,800
Cleveland-Cliffs, Inc.^	28,000	1,067,080
Coeur d’Alene Mines Corp.*^	221,200	1,041,852
Compass Minerals International, Inc.	15,000	424,650
Gibraltar Industries, Inc.	13,150	291,667

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Hecla Mining Co.*^	59,500	$341,530
Metal Management, Inc.	10,900	303,456
NN, Inc.^	21,400	253,162
Olympic Steel, Inc.^	8,767	217,948
Oregon Steel Mills, Inc.*	23,700	1,158,219
Quanex Corp.^	19,750	599,412
Royal Gold, Inc.^	8,400	227,892
RTI International Metals, Inc.*^	11,500	501,170
Ryerson, Inc.^	10,700	234,223
Schnitzer Steel Industries, Inc.	17,650	556,681
Steel Technologies, Inc.	16,300	319,969
Stillwater Mining Co.*	47,929	402,604
Titanium Metals Corp.*	11,200	283,136
Wheeling-Pittsburgh Corp.*	12,400	212,164
Worthington Industries, Inc.^	40,000	682,400

		13,405,735

Paper & Forest Products (0.3%)
Bowater, Inc.^	37,900	779,603
Buckeye Technologies, Inc.*^	30,400	258,400
Deltic Timber Corp.^	3,800	181,108
Glatfelter	35,900	486,445
Mercer International, Inc.*^	21,800	205,792
Neenah Paper, Inc.	19,400	664,062
Schweitzer-Mauduit International, Inc.	8,600	163,228
Wausau Paper Corp.	21,500	290,250

		3,028,888

Total Materials		35,400,999

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
Alaska Communications Systems Group, Inc.	17,300	229,571
Broadwing Corp.*^	50,578	638,294
Cbeyond, Inc.*^	17,200	472,140
Cincinnati Bell, Inc.*	146,200	704,684
Cogent Communications Group, Inc.*	63,000	730,170
Commonwealth Telephone Enterprises, Inc.	8,900	366,947
Consolidated Communications Holdings, Inc.	35,300	660,463
Covad Communications Group, Inc.*^	183,600	273,564
CT Communications, Inc.^	19,500	423,540
FairPoint Communications, Inc.	33,400	581,160
General Communication, Inc., Class A*^	23,700	293,643
Golden Telecom, Inc.	9,240	279,510
IDT Corp., Class B*^	24,800	357,616
Iowa Telecommunications Services, Inc.	25,800	510,582
North Pittsburgh Systems, Inc.	17,500	440,475
NTELOS Holdings Corp.*	16,000	204,320
Premiere Global Services, Inc.*^	27,700	240,436
Shenandoah Telecommunications Co.^	3,800	165,186
SureWest Communications^	6,000	116,820
Talk America Holdings, Inc.*^	29,500	280,250
Time Warner Telecom, Inc., Class A*^	46,500	883,965
Vonage Holdings Corp.*	42,300	291,024

		9,144,360

Wireless Telecommunication Services (0.4%)
Centennial Communications Corp.^	113,860	$606,874
Dobson Communications Corp.*	81,400	571,428
First Avenue Networks, Inc.	34,700	327,915
InPhonic, Inc.*^	30,500	241,560
iPCS, Inc.*^	10,200	546,210
Syniverse Holdings, Inc.*	36,940	554,100
USA Mobility, Inc.^	12,875	294,065
Wireless Facilities, Inc.*^	56,000	119,840

		3,261,992

Total Telecommunication Services		12,406,352

Utilities (2.7%)
Electric Utilities (1.0%)
Allete, Inc.	15,100	656,095
Cleco Corp.	32,100	810,204
Duquesne Light Holdings, Inc.^	51,000	1,002,660
El Paso Electric Co.*	37,000	826,580
Empire District Electric Co.^	19,500	436,410
IDACORP, Inc.	25,100	949,031
ITC Holdings Corp.^	10,850	338,520
MGE Energy, Inc.^	9,700	314,086
Otter Tail Corp.	27,100	792,404
Portland General Electric Co.	12,983	316,915
UIL Holdings Corp.^	11,000	412,500
Unisource Energy Corp.	22,700	756,591
Westar Energy, Inc.	55,517	1,305,205

		8,917,201

Gas Utilities (1.0%)
Cascade Natural Gas Corp.	22,820	595,374
EnergySouth, Inc.^	9,061	305,809
Laclede Group, Inc.^	8,700	279,096
New Jersey Resources Corp.^	22,850	1,126,505
Nicor, Inc.^	25,300	1,081,828
Northwest Natural Gas Co.^	21,300	836,664
Peoples Energy Corp.^	25,000	1,016,250
Piedmont Natural Gas Co.^	48,633	1,230,901
South Jersey Industries, Inc.	25,500	762,705
Southwest Gas Corp.	22,000	733,040
WGL Holdings, Inc.^	30,400	952,736

		8,920,908

Independent Power Producers & Energy Traders (0.1%)
Black Hills Corp.	18,500	621,785
Ormat Technologies, Inc.^	15,800	516,976

		1,138,761

Multi-Utilities (0.4%)
Aquila, Inc.*	212,900	921,857
Avista Corp.^	29,300	693,824
CH Energy Group, Inc.^	7,200	370,584
NorthWestern Corp.	22,297	779,949
PNM Resources, Inc.	43,850	1,208,944

		3,975,158

Water Utilities (0.2%)
American States Water Co.^	10,650	407,362
California Water Service Group^	7,400	273,282
SJW Corp.^	9,460	282,949
Southwest Water Co.^	41,140	503,142

		1,466,735

Total Utilities		24,418,763

Total Common Stocks (96.1%) (Cost $776,187,084)		859,779,747

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills
4.72%, 1/11/07 (p)	$1,325,000	$1,307,343

Short-Term Investments of Cash Collateral for Securities Loaned (28.5%)
American Express Credit Corp.
5.33%, 6/12/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	4,000,000	4,000,000
Citigroup Global Markets, Inc.
5.45%, 10/6/06 (l)	10,000,000	10,000,000
Deutsche Bank/London
5.34%, 1/31/07	17,000,000	17,000,000
Five Finance, Inc.
5.38%, 6/19/08 (l)	9,996,649	9,996,649
Goldman Sachs Group, Inc.
5.54%, 12/28/07 (l)	5,000,000	5,000,000
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.55%, 10/19/06 (l)	6,000,000	6,000,000
Mitsubishi UFJ Trust and Banking Corp. N.Y.
5.33%, 10/27/06 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.56%, 10/29/07 (l)	5,000,000	5,000,000
New York Life Insurance Co.
5.41%, 12/29/06 (l)	4,000,000	4,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06	114,853,358	114,853,358
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	$13,749,538	$13,749,538
Ticonderoga Funding LLC
5.32%, 10/10/06	9,982,300	9,982,300
U.S. Bank N.A.
5.32%, 10/2/06 (l)	9,999,574	9,999,574
Wells Fargo & Co.
5.39%, 9/29/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		254,581,419

Time Deposit (3.5%)
JPMorgan Chase Nassau
4.78%, 10/2/06	31,142,029	31,142,029

Total Short-Term Investments (32.1%) (Cost/Amortized Cost $287,029,526)		287,030,791

Total Investments (128.2%) (Cost/Amortized Cost $1,063,216,610)		1,146,810,538
Other Assets Less Liabilities (-28.2%)		(252,179,438)

Net Assets (100%)		$894,631,100

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(p)	Yield to maturity.

At September 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/06	Unrealized Appreciation
Russell 2000 Index	65	December-06	$23,674,900	$23,793,250	$118,350

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$464,651,698
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$175,181,595

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,373,962
Aggregate gross unrealized depreciation	(53,743,330)

Net unrealized appreciation	$83,630,632

Federal income tax cost of investments	$1,063,179,906

At September 30, 2006, the Portfolio had loaned securities with a total value of $246,405,514. This was secured by collateral of $254,581,419 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $68, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Hotels, Restaurants & Leisure (1.0%)
Starbucks Corp.*	72,150	$2,456,707

Household Durables (2.1%)
Pulte Homes, Inc.	163,905	5,222,013

Internet & Catalog Retail (4.2%)
Amazon.com, Inc.*	335,930	10,790,072

Media (1.3%)
Walt Disney Co.	110,715	3,422,201

Total Consumer Discretionary		21,890,993

Consumer Staples (2.1%)
Food & Staples Retailing (2.1%)
Walgreen Co.	120,370	5,343,224

Total Consumer Staples		5,343,224

Energy (5.2%)
Energy Equipment & Services (5.2%)
Schlumberger Ltd.	215,470	13,365,604

Total Energy		13,365,604

Financials (22.7%)
Commercial Banks (4.0%)
Commerce Bancorp, Inc./New Jersey	279,250	10,251,267

Consumer Finance (4.9%)
SLM Corp.	242,400	12,599,952

Insurance (9.4%)
American International Group, Inc.	97,350	6,450,411
Progressive Corp.	713,740	17,515,180

		23,965,591

Thrifts & Mortgage Finance (4.4%)
Countrywide Financial Corp.	322,300	11,293,392

Total Financials		58,110,202

Health Care (20.5%)
Biotechnology (10.8%)
Amgen, Inc.*	80,300	5,743,859
Genentech, Inc.*	160,360	13,261,772
Genzyme Corp.*	125,700	8,480,979

		27,486,610

Health Care Equipment & Supplies (6.1%)
Varian Medical Systems, Inc.*	164,800	8,798,672
Zimmer Holdings, Inc.*	101,400	6,844,500

		15,643,172

Health Care Providers & Services (2.5%)
WellPoint, Inc.*	82,200	6,333,510

Health Care Technology (1.1%)
Cerner Corp.*	62,225	2,825,015

Total Health Care		52,288,307

Industrials (5.8%)
Air Freight & Logistics (2.7%)
Expeditors International of Washington, Inc.	152,790	6,811,378

Industrial Conglomerates (3.1%)
General Electric Co.	227,190	8,019,807

Total Industrials		14,831,185

Information Technology (32.1%)
Communications Equipment (6.2%)
Cisco Systems, Inc.*	135,600	3,118,800
QUALCOMM, Inc.	353,445	$12,847,726

		15,966,526

Computers & Peripherals (7.1%)
Dell, Inc.*	174,400	3,983,296
Network Appliance, Inc.*	382,160	14,143,742

		18,127,038

Internet Software & Services (11.3%)
eBay, Inc.*	352,100	9,985,556
Google, Inc., Class A*	38,110	15,316,409
Yahoo!, Inc.*	142,500	3,602,400

		28,904,365

Software (7.5%)
Adobe Systems, Inc.*	83,575	3,129,884
Electronic Arts, Inc.*	67,165	3,739,747
Salesforce.com, Inc.*	342,300	12,281,724

		19,151,355

Total Information Technology		82,149,284

Total Common Stocks (97.0%) (Cost $190,057,966)		247,978,799

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.2%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $8,073,849)	$8,073,849	8,073,849

Total Investments (100.2%) (Cost/Amortized Cost $198,131,815)		256,052,648
Other Assets Less Liabilities (-0.2%)		(464,334)

Net Assets (100%)		$255,588,314

*	Non-income producing.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$92,329,944
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$120,756,581

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,900,141
Aggregate gross unrealized depreciation	(6,979,308)

Net unrealized appreciation	$57,920,833

Federal income tax cost of investments	$198,131,815

The Portfolio has a net capital loss carryforward of $146,345,462 of which $23,199,830 expires in the year 2009, $62,598,018 expires in the year 2010, $42,657,049 expires in the year 2011, and $17,890,565 expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.1%)
Automobiles (3.3%)
Bayerische Motoren Werke (BMW) AG	3,500	$187,276
Harley-Davidson, Inc.	1,900	119,225
Peugeot S.A.	2,100	118,298

		424,799

Diversified Consumer Services (1.0%)
H&R Block, Inc.	5,700	123,918

Hotels, Restaurants & Leisure (1.7%)
Accor S.A.	1,300	88,514
Compass Group plc	25,400	127,274

		215,788

Household Durables (0.8%)
Koninklijke Philips Electronics N.V.	2,800	98,143

Internet & Catalog Retail (0.9%)
Expedia, Inc.*	7,700	120,736

Leisure Equipment & Products (1.7%)
Eastman Kodak Co.	6,500	145,600
Fuji Photo Film Co., Ltd.	2,200	80,312

		225,912

Media (10.7%)
British Sky Broadcasting Group plc	8,400	85,672
DIRECTV Group, Inc.*	6,300	123,984
Interpublic Group of Cos., Inc.*	12,500	123,750
Mediaset S.p.A.	8,000	85,885
News Corp., Class A	15,800	310,470
Pearson plc	6,200	88,076
Reed Elsevier N.V.	8,000	133,262
Time Warner, Inc.	13,700	249,751
Viacom, Inc., Class B*	5,000	185,900

		1,386,750

Total Consumer Discretionary		2,596,046

Consumer Staples (1.9%)
Food Products (1.9%)
Nestle S.A. (Registered)	360	125,172
Unilever N.V. (CVA)	5,000	122,875

Total Consumer Staples		248,047

Energy (5.1%)
Oil, Gas & Consumable Fuels (5.1%)
BP plc	13,000	141,329
El Paso Corp.	8,900	121,396
ENI S.p.A.	2,500	74,010
Repsol YPF S.A.	4,800	142,707
Royal Dutch Shell plc, Class B	5,300	179,489

Total Energy		658,931

Financials (17.3%)
Capital Markets (2.1%)
Bank of New York Co., Inc.	3,500	123,410
Nomura Holdings, Inc.	3,000	52,852
UBS AG (Registered)	1,600	95,443

		271,705

Commercial Banks (5.6%)
Banco Santander Central Hispano S.A.	2,800	44,230
HSBC Holdings plc	12,000	218,833
Mitsubishi UFJ Financial Group, Inc.	13	167,365
Royal Bank of Scotland Group plc	4,600	158,017
UniCredito Italiano S.p.A.	16,000	$132,654

		721,099

Insurance (8.8%)
ACE Ltd.	2,450	134,089
American International Group, Inc.	4,600	304,796
Aviva plc	9,000	131,634
Muenchener Rueckversicherungs AG (Registered)	600	94,786
Standard Life plc*	20,700	104,690
Swiss Reinsurance (Registered)	1,500	114,478
Torchmark Corp.	2,000	126,220
Willis Group Holdings Ltd.	3,100	117,800

		1,128,493

Real Estate Management & Development (0.8%)
Cheung Kong Holdings, Ltd.	6,000	64,410
Swire Pacific Ltd., Class A	4,000	41,785

		106,195

Total Financials		2,227,492

Health Care (9.9%)
Health Care Equipment & Supplies (1.2%)
Boston Scientific Corp.*	10,800	159,732

Pharmaceuticals (8.7%)
Bristol-Myers Squibb Co.	5,000	124,600
GlaxoSmithKline plc	6,200	164,686
Merck & Co., Inc.	5,500	230,450
Novartis AG (Registered)	1,600	93,146
Pfizer, Inc.	10,800	306,288
Sanofi-Aventis	1,200	106,711
Takeda Pharmaceutical Co., Ltd.	1,500	93,635

		1,119,516

Total Health Care		1,279,248

Industrials (5.8%)
Aerospace & Defense (0.7%)
Rolls-Royce Group plc	10,500	88,849

Building Products (0.9%)
American Standard Cos., Inc.	2,600	109,122

Industrial Conglomerates (4.2%)
Siemens AG (Registered)	2,100	183,020
Smiths Group plc	5,300	88,755
Tyco International Ltd.	9,700	271,503

		543,278

Total Industrials		741,249

Information Technology (10.4%)
Computers & Peripherals (1.5%)
Seagate Technology*	8,000	184,720

IT Services (2.3%)
Accenture Ltd., Class A	5,900	187,089
Electronic Data Systems Corp.	4,500	110,340

		297,429

Office Electronics (0.7%)
Konica Minolta Holdings, Inc.*	7,000	93,796

Semiconductors & Semiconductor Equipment (0.7%)
Infineon Technologies AG*	7,400	87,646

Software (5.2%)
Cadence Design Systems, Inc.*	7,200	122,112
Microsoft Corp.	11,200	306,096
Oracle Corp.*	13,800	244,812

		673,020

Total Information Technology		1,336,611

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.3%)
Paper & Forest Products (3.3%)
International Paper Co.	3,200	$110,816
Stora Enso Oyj	5,800	87,872
Svenska Cellulosa A.B.	2,000	91,696
UPM-Kymmene Oyj	5,700	135,312

Total Materials		425,696

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.7%)
France Telecom S.A.	3,900	89,420

Wireless Telecommunication Services (0.7%)
Vodafone Group plc	40,200	91,799

Total Telecommunication Services		181,219

Total Common Stocks (75.2%) (Cost $9,662,188)		9,694,539

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Securities (11.4%)
U.S. Treasury Bills
4.71%, 12/28/06 (p)	$500,000	494,241
4.84%, 2/22/07 (p)	500,000	490,437
4.87%, 3/22/07 (p)	$500,000	$488,574

Total Government Securities		1,473,252

Time Deposits (7.8%)
Banque Nationale de Paris 5.34%, 10/2/06	500,000	500,000
Dresdner Bank 5.34%, 10/2/06	500,000	500,000

Total Time Deposits		1,000,000

Total Short-Term Debt Securities (19.2%) (Cost/Amortized Cost $2,473,115)		2,473,252

Total Investments (94.4%) (Cost/Amortized Cost $ 12,135,303)		12,167,791
Other Assets Less Liabilities (5.6%)		721,016

Net Assets (100%)		$12,888,807

*	Non-income producing.

(p)	Yield to maturity.

Investment security transactions for the period ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,573,179
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,527
Aggregate gross unrealized depreciation	(37,039)

Net unrealized appreciation	$32,488

Federal income tax cost of investments	$12,135,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (2.7%)
BorgWarner, Inc.	28,000	$1,600,760
Johnson Controls, Inc.	51,400	3,687,436

		5,288,196

Automobiles (1.0%)
Harley-Davidson, Inc.	31,300	1,964,075

Diversified Consumer Services (0.5%)
H&R Block, Inc.	43,100	936,994

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	74,000	3,480,220
Wyndham Worldwide Corp.*	15,280	427,381

		3,907,601

Media (5.3%)
DIRECTV Group, Inc.*	140,100	2,757,168
News Corp., Class A	77,700	1,526,805
Omnicom Group, Inc.	43,200	4,043,520
R.H. Donnelley Corp.	29,611	1,566,422
Univision Communications, Inc., Class A*	19,600	673,064

		10,566,979

Multiline Retail (0.3%)
Kohl’s Corp.*	9,400	610,248

Total Consumer Discretionary		23,274,093

Consumer Staples (4.2%)
Beverages (0.8%)
Anheuser-Busch Cos., Inc.	30,400	1,444,304
Constellation Brands, Inc., Class A*	2,200	63,316

		1,507,620

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	56,100	2,787,048
Kroger Co.	88,500	2,047,890
Sysco Corp.	58,100	1,943,445

		6,778,383

Total Consumer Staples		8,286,003

Energy (5.2%)
Energy Equipment & Services (2.7%)
ENSCO International, Inc.	40,000	1,753,200
GlobalSantaFe Corp.	37,300	1,864,627
Halliburton Co.	61,100	1,738,295

		5,356,122

Oil, Gas & Consumable Fuels (2.5%)
EOG Resources, Inc.	27,300	1,775,865
Exxon Mobil Corp.	28,500	1,912,350
Marathon Oil Corp.	14,800	1,138,120

		4,826,335

Total Energy		10,182,457

Financials (25.4%)
Capital Markets (5.9%)
Mellon Financial Corp.	108,500	4,242,350
Morgan Stanley	102,300	7,458,693

		11,701,043

Commercial Banks (6.9%)
City National Corp./California	14,400	965,664
Fifth Third Bancorp.	86,400	3,290,112
PNC Financial Services Group, Inc.	37,700	2,730,988
Wells Fargo & Co.	180,000	6,512,400

		13,499,164

Diversified Financial Services (6.4%)
Citigroup, Inc.	170,300	8,458,801
JPMorgan Chase & Co.	86,800	4,076,128

		12,534,929

Insurance (4.4%)
Allstate Corp.	34,000	$2,132,820
American International Group, Inc.	68,500	4,538,810
Hartford Financial Services Group, Inc.	23,400	2,029,950

		8,701,580

Real Estate Management & Development (0.3%)
Realogy Corp.*	26,900	610,092

Thrifts & Mortgage Finance (1.5%)
Freddie Mac	45,800	3,037,914

Total Financials		50,084,722

Health Care (18.2%)
Biotechnology (2.5%)
Cephalon, Inc.*	17,000	1,049,750
Genzyme Corp.*	47,900	3,231,813
Millennium Pharmaceuticals, Inc.*	66,400	660,680

		4,942,243

Health Care Equipment & Supplies (1.1%)
Medtronic, Inc.	45,800	2,126,952

Health Care Providers & Services (4.5%)
Caremark Rx, Inc.	33,200	1,881,444
Medco Health Solutions, Inc.*	41,700	2,506,587
UnitedHealth Group, Inc.	91,800	4,516,560

		8,904,591

Life Sciences Tools & Services (0.9%)
Waters Corp.*	38,600	1,747,808

Pharmaceuticals (9.2%)
Allergan, Inc.	42,400	4,774,664
Bristol-Myers Squibb Co.	101,100	2,519,412
Johnson & Johnson	67,200	4,363,968
Wyeth	127,500	6,482,100

		18,140,144

Total Health Care		35,861,738

Industrials (8.7%)
Aerospace & Defense (0.9%)
Northrop Grumman Corp.	26,400	1,797,048

Air Freight & Logistics (1.5%)
FedEx Corp.	27,200	2,956,096

Building Products (2.0%)
Masco Corp.	143,900	3,945,738

Machinery (2.3%)
Illinois Tool Works, Inc.	81,000	3,636,900
PACCAR, Inc.	16,400	935,128

		4,572,028

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	53,300	3,914,352

Total Industrials		17,185,262

Information Technology (11.9%)
Computers & Peripherals (1.0%)
Dell, Inc.*	87,500	1,998,500

IT Services (0.8%)
Accenture Ltd., Class A	50,900	1,614,039

Semiconductors & Semiconductor Equipment (3.5%)
Analog Devices, Inc.	63,700	1,872,143
Intel Corp.	185,900	3,823,963
Xilinx, Inc.	60,100	1,319,195

		7,015,301

Software (6.6%)
McAfee, Inc.*	2,900	70,934
Microsoft Corp.	286,900	7,840,977

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp.*	55,600	$986,344
Salesforce.com, Inc.*	26,200	940,056
Symantec Corp.*	146,034	3,107,604

		12,945,915

Total Information Technology		23,573,755

Telecommunication Services (3.6%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	86,100	2,803,416
Embarq Corp.	11,111	537,439

		3,340,855

Wireless Telecommunication Services (1.9%)
Sprint Nextel Corp.	222,234	3,811,313

Total Telecommunication Services		7,152,168

Utilities (5.8%)
Electric Utilities (4.2%)
American Electric Power Co., Inc.	43,300	1,574,821
Exelon Corp.	87,800	5,315,412
Northeast Utilities	22,500	523,575
Pepco Holdings, Inc.	33,800	816,946

		8,230,754

Multi-Utilities (1.6%)
NiSource, Inc.	51,700	1,123,958
Sempra Energy	41,100	2,065,275

		3,189,233

Total Utilities		11,419,987

Total Common Stocks (94.8%) (Cost $160,766,541)		187,020,185

INVESTMENT COMPANY:
Exchange-Traded Fund (1.6%)
S&P 500 Depositary Receipts (Cost $3,050,716)	23,500	$3,137,955

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.5%)
JPMorgan Chase Nassau
4.78%, 10/2/06 (Amortized Cost $4,907,955)	$4,907,955	4,907,955

Total Investments (98.9%) (Cost/Amortized Cost $168,725,212)		195,066,095
Other Assets Less Liabilities (1.1%)		2,252,978

Net Assets (100%)		$197,319,073

*	Non-income producing.

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$56,846,614
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$44,857,596

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,262,467
Aggregate gross unrealized depreciation	(4,947,972)

Net unrealized appreciation	$26,314,495

Federal income tax cost of investments	$168,751,600

For the nine months ended September 30, 2006, the Portfolio incurred approximately $243 as brokerage commissions with Sanford C. Bern-stein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $33,328,537, of which $16,680,202 expires in the year 2010 and $16,648,335 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Internet & Catalog Retail (0.9%)
Liberty Media Holding Corp., Interactive Class A*	108,675	$2,214,797

Media (10.1%)
Clear Channel Communications, Inc.	138,769	4,003,486
Comcast Corp., Class A*	135,300	4,985,805
Gannett Co., Inc.	18,100	1,028,623
Liberty Media Holding Corp., Capital Series Class A*	21,955	1,834,779
News Corp., Class B	95,200	1,964,928
Time Warner, Inc.	249,600	4,550,208
Viacom, Inc., Class B*	96,400	3,584,152
Walt Disney Co.	86,800	2,682,988

		24,634,969

Specialty Retail (0.3%)
Lowe’s Cos., Inc.	21,300	597,678

Total Consumer Discretionary		27,447,444

Consumer Staples (11.5%)
Beverages (2.4%)
Anheuser-Busch Cos., Inc.	31,100	1,477,561
Coca-Cola Co.	99,100	4,427,788

		5,905,349

Food & Staples Retailing (2.2%)
Wal-Mart Stores, Inc.	107,000	5,277,240

Food Products (3.6%)
Cadbury Schweppes plc (ADR)	29,100	1,244,607
Kraft Foods, Inc., Class A	103,300	3,683,678
Unilever N.V. (N.Y. Shares)	159,900	3,923,946

		8,852,231

Household Products (1.9%)
Kimberly-Clark Corp.	70,200	4,588,272

Tobacco (1.4%)
Altria Group, Inc.	44,600	3,414,130

Total Consumer Staples		28,037,222

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Total S.A. (Sponsored ADR)	20,600	1,358,364

Total Energy		1,358,364

Financials (25.8%)
Capital Markets (2.2%)
Bank of New York Co., Inc.	99,400	3,504,844
Merrill Lynch & Co., Inc.	24,300	1,900,746

		5,405,590

Commercial Banks (4.9%)
Barclays plc (ADR)	9,700	492,469
PNC Financial Services Group, Inc.	6,200	449,128
SunTrust Banks, Inc.	11,400	880,992
U.S. Bancorp	31,000	1,029,820
Wachovia Corp.	88,000	4,910,400
Wells Fargo & Co.	118,400	4,283,712

		12,046,521

Diversified Financial Services (9.0%)
Bank of America Corp	166,800	8,935,476
Citigroup, Inc.	183,700	9,124,379
JPMorgan Chase & Co	80,900	3,799,064

		21,858,919

Insurance (5.2%)
Aflac, Inc.	27,200	1,244,672
American International Group, Inc.	41,800	2,769,668
Berkshire Hathaway, Inc., Class B*	300	952,200
Chubb Corp.	46,880	$2,435,885
Genworth Financial, Inc.	18,800	658,188
Hartford Financial Services Group, Inc.	9,300	806,775
MetLife, Inc.	26,800	1,519,024
St. Paul Travelers Cos., Inc.	47,900	2,246,031

		12,632,443

Thrifts & Mortgage Finance (4.5%)
Fannie Mae	25,100	1,403,341
Freddie Mac	144,900	9,611,217

		11,014,558

Total Financials		62,958,031

Health Care (18.0%)
Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	93,300	1,379,907

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	31,800	2,090,532

Pharmaceuticals (16.6%)
Abbott Laboratories	61,800	3,001,008
Bristol-Myers Squibb Co.	261,400	6,514,088
Eli Lilly & Co.	54,100	3,083,700
GlaxoSmithKline plc (ADR)	126,000	6,706,980
Pfizer, Inc.	163,600	4,639,696
Roche Holding AG (ADR)	57,500	4,982,375
Sanofi-Aventis (ADR)	47,200	2,098,984
Schering-Plough Corp.	210,300	4,645,527
Wyeth	95,400	4,850,136

		40,522,494

Total Health Care		43,992,933

Industrials (0.9%)
Airlines (0.3%)
Southwest Airlines Co.	48,100	801,346

Industrial Conglomerates (0.6%)
General Electric Co.	40,100	1,415,530

Total Industrials		2,216,876

Information Technology (6.5%)
Communications Equipment (0.5%)
Cisco Systems, Inc.*	56,500	1,299,500

Computers & Peripherals (2.4%)
Dell, Inc.*	120,000	2,740,800
Hewlett-Packard Co.	25,000	917,250
International Business Machines Corp.	26,500	2,171,410

		5,829,460

IT Services (0.8%)
Affiliated Computer Services, Inc., Class A*	8,705	451,441
First Data Corp.	37,000	1,554,000

		2,005,441

Semiconductors & Semiconductor Equipment (1.8%)
Intel Corp.	157,500	3,239,775
KLA-Tencor Corp.	25,600	1,138,432

		4,378,207

Software (1.0%)
McAfee, Inc.*	38,200	934,372
Microsoft Corp.	52,900	1,445,757

		2,380,129

Total Information Technology		15,892,737

Materials (8.7%)
Chemicals (3.2%)
Dow Chemical Co.	6,100	237,778
E.I. du Pont de Nemours & Co.	136,400	5,843,376

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Rohm & Haas Co.	33,400	$1,581,490

		7,662,644

Metals & Mining (2.0%)
Alcoa, Inc.	177,600	4,979,904

Paper & Forest Products (3.5%)
International Paper Co.	244,745	8,475,519

Total Materials		21,118,067

Telecommunication Services (8.4%)
Diversified Telecommunication Services (6.8%)
AT&T, Inc.	227,000	7,391,120
Embarq Corp.	9,115	440,893
Verizon Communications, Inc.	235,800	8,755,254

		16,587,267

Wireless Telecommunication Services (1.6%)
Sprint Nextel Corp.	234,900	4,028,535

Total Telecommunication Services		20,615,802

Utilities (0.4%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	25,500	927,435

Total Utilities		927,435

Total Common Stocks (92.1%) (Cost $210,021,078)		224,564,911

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (8.2%)
Federal Home Loan Bank
4.75%, 10/2/06 (o)(p)	$20,000,000	$19,994,722

Time Deposit (0.2%)
JPMorgan Chase Nassau
4.78%, 10/2/06	317,789	317,789

Total Short-Term Investments (8.4%) (Cost/Amortized Cost $20,315,150)		20,312,511

Total Investments (100.5%) (Cost/Amortized Cost $230,336,228)		244,877,422
Other Assets Less Liabilities (-0.5%)		(1,114,237)

Net Assets (100%)		$243,763,185

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receit

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$129,782,229
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$24,183,956

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,217,932
Aggregate gross unrealized depreciation	(2,705,634)

Net unrealized appreciation	$14,512,298

Federal income tax cost of investments	$230,365,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.9%)
Raiffeisen International Bank Holding AG	165,293	$17,588,327

Bermuda (1.4%)
Central European Media Enterprises Ltd.*	273,100	18,311,355
Credicorp Ltd.	233,850	9,817,023

		28,128,378

Brazil (10.9%)
All America Latina Logistica S.A.	1,014,300	7,942,469
Banco Itau Holding Financeira S.A. (ADR)	719,643	21,589,290
Banco Itau Holding Financeira S.A. (Preference)	205,247	6,154,574
Cia Vale do Rio Doce (ADR)	38,000	819,280
Cia Vale do Rio Doce (Preference)	10,628	196,797
Cia Vale do Rio Doce (Sponsored ADR)	1,612,718	29,851,410
CPFL Energia S.A.	150,215	1,937,365
CPFL Energia S.A. (ADR)	79,640	3,060,565
Gerdau S.A. (Preference)	221,525	2,999,924
Gerdau S.A. (Preference) (Sponsored ADR)	555,983	7,533,570
Investimentos Itau S.A. (Preference)	2,099,418	8,635,561
Lojas Americanas S.A. (Preference)	168,634,300	6,835,476
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
Natura Cosmeticos S.A.	609,800	7,499,613
Petroleo Brasileiro S.A. (ADR)	677,177	51,452,015
Petroleo Brasileiro S.A. (Preference)	284,864	5,319,386
Tam S.A. (Sponsored ADR)*	504,160	16,082,704
Tractebel Energia S.A.	779,400	6,318,489
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	339,960	25,157,040
Unibanco-Uniao de Bancos Brasileiros S.A.	187,686	1,393,596
Votorantim Celulose e Papel S.A. (ADR)	88,420	1,497,835

		212,276,959

Chile (0.6%)
Enersis S.A. (ADR)	927,621	12,244,597

China (4.8%)
Air China Ltd., Class H^	20,812,000	8,974,086
Bank of China Ltd., Class H*^	14,982,000	6,440,977
China Construction Bank, Class H^	28,091,000	12,148,824
China Life Insurance Co., Ltd., Class H^	7,610,000	14,883,557
China Merchants Bank Co., Ltd., Class H *	678,000	955,365
China Petroleum and Chemical Corp., Class H	18,254,000	11,338,106
China Shipping Development Co., Ltd., Class H	3,866,000	3,691,237
PetroChina Co., Ltd., Class H	13,154,000	14,146,173
PICC Property & Casualty Co., Ltd., Class H*^	20,848,000	7,625,115
Ping An Insurance Group Co. of China Ltd., Class H^§	3,665,000	$13,169,495

		93,372,935

Colombia (0.5%)
BanColombia S.A. (ADR)	369,410	10,565,126

Czech Republic (1.9%)
CEZ A/S	593,000	20,986,381
Komercni Banka A/S	103,000	15,253,999

		36,240,380

Greece (0.0%)
Hellenic Telecommunications Organization S.A. (ADR)*	1	12

Hong Kong (3.4%)
China Mobile Ltd.	4,101,000	28,972,383
China Resources Power Holdings Co.	7,306,000	7,725,810
Global Bio-Chem Technology Group Co., Ltd.^	15,095,000	4,223,055
GOME Electrical Appliances Holdings Ltd.^	12,173,000	9,873,061
Grande Holdings Ltd.^	1,738,000	695,891
Moulin Global Eyecare Holdings*^†	1,136,000	—
Shenzhen Investment Ltd.^	17,505,000	6,177,773
TPV Technology Ltd.^	7,038,000	6,703,378
Victory City International Holdings Ltd.	3,620,000	1,175,347

		65,546,698

Hungary (0.7%)
Richter Gedeon Nyrt	63,447	13,078,317

India (8.6%)
ABB Ltd.	191,190	12,166,636
Bharat Heavy Electricals	634,144	33,123,236
Bharti Airtel Ltd.*	619,500	6,329,894
Cipla Ltd.	1,525,600	8,720,087
Container Corp. of India	137,942	5,072,691
Gammon India Ltd.	3,000	23,873
Gammon India Ltd. (GDR)	63,000	501,322
Glenmark Pharmaceuticals Ltd.	664,354	4,548,131
Gujarat Ambuja Cements Ltd. (GDR)	1,149,500	2,931,225
HCL Technologies Ltd.	540,400	6,474,210
HDFC Bank Ltd.	466,300	9,395,552
Hindustan Lever Ltd.	2,456,769	13,756,302
Hotel Leela Venture Ltd.	70,366	102,580
Housing Development Finance Corp.	307,600	10,268,850
ICICI Bank Ltd. (ADR)	167,200	5,134,712
Infosys Technologies Ltd.	334,660	13,478,582
ITC Ltd.	930,500	3,803,045
ITC Ltd. (GDR)	435,000	1,735,650
Mahindra & Mahindra Ltd.	815,300	12,073,719
Punjab National Bank Ltd.†	516,906	6,219,980
Siemens India Ltd.	277,500	6,486,883
UTI Bank Ltd.	510,537	4,215,474
UTI Bank Ltd. (GDR)(b)(m)	158,000	1,308,240

		167,870,874

Indonesia (3.2%)
PT Astra International Tbk	5,882,400	7,938,849
PT Bank Central Asia Tbk	14,043,000	7,344,984
PT Bank Mandiri Persero Tbk	21,517,500	5,423,110
PT Bank Rakyat Indonesia	12,338,000	6,553,517

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
PT Perusahaan Gas Negara	4,085,000	$5,335,962
PT Telekomunikasi Indonesia Tbk	27,118,000	24,839,794
PT United Tractors Tbk	8,410,500	5,515,829

		62,952,045

Israel (0.0%)
ECI Telecom Ltd.*	1	8

		8

Luxembourg (0.2%)
Tenaris S.A. (ADR)	107,900	3,817,502

Malaysia (0.2%)
Bandar Raya Developments Bhd	2,499,000	704,707
Tenaga Nasional Bhd	1,387,125	3,648,349

		4,353,056

Mexico (10.8%)
America Movil S.A. de
C.V. (ADR)	1,738,280	68,436,084
Corp. GEO S.A. de C.V.*	2,185,800	9,191,340
Grupo Financiero Banorte S.A. de C.V.	4,259,100	13,324,753
Grupo Televisa S.A. (ADR)	2,472,360	52,562,374
Wal-Mart de Mexico S.A. de C.V., Series C (ADR)	101,299	3,444,561
Wal-Mart de Mexico S.A. de C.V., Series V	18,541,545	63,048,417

		210,007,529

Morocco (0.8%)
Banque Marocaine du Commerce Exterieur	73,070	9,038,501
ONA S.A.	49,900	7,601,262

		16,639,763

Netherlands (0.3%)
Efes Breweries International N.V. (GDR)*^	164,801	5,377,457

Phillippines (0.4%)
Ayala Corp.†	358,590	3,393,709
Philippines Long Distance Telephone Co.†	83,170	3,761,624

		7,155,333

Poland (3.3%)
Bank Millennium S.A.	3,895,871	7,951,898
Bank Pekao S.A.	300,709	18,710,697
Polski Koncern Naftowy Orlen	318,405	4,975,792
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,302,541	15,166,645
TVN S.A.*	528,383	17,778,191

		64,583,223

Russia (12.4%)
CTC Media, Inc.*	651,500	14,528,450
LUKOIL (ADR)	582,146	43,748,272
MMC Norilsk Nickel (ADR)	35,250	4,467,938
NovaTek OAO (GDR)^	580,894	28,899,476
OAO Gazprom (ADR)	248,500	10,760,050
OAO Gazprom (Sponsored ADR)	899,100	39,024,932
Sberbank RF, Class S	5,278	11,506,040
Sberbank RF (GDR)*^(b)(m)	151,673	33,064,714
Surgutneftegaz OJSC (ADR)	180,170	11,711,050
Unified Energy System (GDR)	339,195	24,998,671
Wimm-Bill-Dann Foods OJSC (ADR)	412,800	$18,377,856

		241,087,449

South Africa (7.3%)
African Bank Investments Ltd.	450,580	1,281,878
African Oxygen Ltd.	25,100	95,319
Aspen Pharmacare Holdings Ltd.*	3,130,350	14,023,439
Aveng Ltd.	2,173,230	7,693,444
Gold Fields Ltd.	425,800	7,536,317
Gold Fields Ltd. (ADR)	872,640	15,567,898
Group Five Ltd.	1,396,600	6,292,489
Harmony Gold Mining Co., Ltd. (ADR)*	8,100	104,733
Harmony Gold Mining Co., Ltd.*	378,377	4,899,615
Impala Platinum Holdings Ltd.	54,030	8,937,591
Massmart Holdings Ltd.	327,700	2,400,753
Mittal Steel South Africa Ltd.	100	1,010
Murray & Roberts Holdings Ltd.	1,817,447	7,486,764
Naspers Ltd., Class N	1,297,120	19,970,720
Pretoria Portland Cement Co., Ltd.	130,500	5,844,164
Reunert Ltd.	1,054,730	9,251,791
Sanlam Ltd.	6,840	15,057
Sasol Ltd.	583,560	19,231,266
Tiger Brands Ltd.	616,178	11,223,932

		141,858,180

South Korea (11.7%)
Amorepacific Corp.*	13,168	6,121,416
CDNetworks Co., Ltd.*	62,590	2,172,299
Cheil Communications, Inc.	15,730	3,523,254
Cheil Industries, Inc.	169,240	7,339,992
Doosan Heavy Industries and Construction Co., Ltd.	72,750	3,024,525
Doosan Infracore Co., Ltd.	196,130	3,885,301
GS Engineering & Construction Corp.	148,390	10,378,677
GS Holdings Corp.	144,860	5,065,891
Hite Brewery Co., Ltd.	55,268	6,831,861
Hynix Semiconductor, Inc. (GDR)*(m)	11,500	451,260
Hynix Semiconductor, Inc.*	121,440	4,785,750
Hyundai Heavy Industries Co., Ltd.	12,482	1,727,567
Hyundai Mipo Dockyard Co., Ltd.	51,764	6,453,409
Hyundai Motor Co. (Preference)	125,550	6,552,742
Kookmin Bank	166,610	13,131,649
Korea Zinc Co., Ltd.	72,810	6,577,132
LG Telecom Ltd.*	622,340	7,265,565
NHN Corp.*	71,920	7,545,331
Orion Corp.	38,665	8,905,409
Samsung Electronics Co., Ltd.	66,566	46,698,176
Samsung Electronics Co., Ltd. (Preference)	20,852	10,949,228
Samsung Fire & Marine Insurance Co., Ltd.	77,110	11,853,677
Shinhan Financial Group Co., Ltd.	348,040	15,682,943
Shinsegae Co., Ltd.	8,326	4,310,343
SK Corp.	162,230	10,781,053
SK Telecom Co., Ltd.	44,627	9,500,624
Woongjin Coway Co., Ltd.	288,870	7,050,076

		228,565,150

Taiwan (8.0%)
Acer, Inc.	3,720,000	6,305,370

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Catcher Technology Co., Ltd.	849,675	$7,290,813
Cathay Financial Holding Co., Ltd.	1,894,750	3,795,511
Chang Hwa Commercial Bank*	11,706,000	7,055,962
Chinatrust Financial Holding Co., Ltd.	1,646,360	1,228,645
Delta Electronics, Inc.	7,452,058	21,389,697
Epistar Corp.	1,899,600	6,227,256
Eva Airways Corp.	657	262
Everlight Electronics Co., Ltd.	2,898,460	8,004,207
Far Eastern Textile Co., Ltd.	4,840,120	3,590,149
High Tech Computer Corp.	502,800	13,307,736
Hon Hai Precision Industry Co., Ltd.	892,160	5,431,535
King Slide Works Co., Ltd.	333,600	1,733,642
Largan Precision Co., Ltd.	469,104	9,609,563
MediaTek, Inc.	1,653,900	15,690,750
Powerchip Semiconductor Corp.	5,656,863	3,614,855
Shin Kong Financial Holding Co., Ltd.	6,491,960	5,972,662
Silitech Technology Corp.	2,316	12,491
Taishin Financial Holdings Co., Ltd.*	5,058,921	2,560,221
Taiwan Semiconductor Manufacturing Co., Ltd.	7,259,129	13,093,738
Transcend Information, Inc.	2,358,258	6,092,033
Tripod Technology Corp.	1,720,500	5,250,261
Tsann Kuen Enterprise Co., Ltd.	2,515,805	2,265,156
Unimicron Technology Corp.	1,022,820	1,263,943
Wistron Corp.	4,234,525	4,804,182

		155,590,640

Thailand (1.2%)
Advanced Information Service PCL (Foreign)	637,900	1,527,498
Bangkok Bank PCL (Foreign)	1,428,700	4,181,375
CP Seven Eleven PCL (Foreign)	18,593,300	2,968,200
Italian-Thai Development PCL (Foreign)	4,969,600	747,060
Kasikornbank PCL (Foreign)	1,837,300	3,372,987
Lalin Property PCL (Foreign)	4,533,800	569,364
PTT Exploration & Production PCL (Foreign)	797,300	2,248,604
PTT PCL (Foreign)	719,800	4,136,671
Siam Commercial Bank PCL (Foreign)	1,898,300	3,030,411

		22,782,170

Turkey (3.3%)
Akcansa Cimento A.S.	887,977	4,227,064
BIM Birlesik Magazalar A.S.	266,385	10,038,972
Dogan Yayin Holdings*	3,392,961	10,588,281
Turkiye Garanti Bankasi A.S.	4,581,752	13,571,074
Turkiye Is Bankasi, Class C	1,879,210	10,001,746
Turkiye Vakiflar Bankasi Tao, Class D	1,706,700	7,560,258
Yapi ve Kredi Bankasi A.S.*	4,535,329	7,856,239

		63,843,634

Total Common Stocks (96.8%) (Cost $1,534,966,628)		1,885,525,742

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.3%)
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	$2,000,000	2,000,000

	Principal Amount	Value (Note 1)
New York Life Insurance Co.
5.41%, 12/29/06 (l)	$1,000,000	$1,000,000
Nomura Securities Co., Ltd.
5.43%, 10/2/06 (l)	59,996,329	59,996,329
Pricoa Global Funding I
5.36%, 5/23/08 (l)	2,000,000	2,000,000

Total Short-Term Investments (3.3%) (Amortized Cost $64,996,329)		64,996,329

Total Investments (100.1%) (Cost/Amortized Cost $1,599,962,957)		1,950,522,071
Other Assets Less Liabilities (-0.1%)		(1,664,147)

Net Assets (100%)		$1,948,857,924

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $13,375,313 or 0.69% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $13,169,495 or 0.68% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

At September 30, 2006 the Portfolio had outstanding forward foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S.$ Current Value	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency Sell Contracts
South African Rand, expiring 11/14/06	413,551	$60,422,896	$53,037,645	$7,385,251
Brazilian Real, expiring 12/13/06	122,863	55,425,000	55,768,222	(343,222)

				$7,042,029

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,289,544,956
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$835,792,229

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,720,302
Aggregate gross unrealized depreciation	(51,317,831)

Net unrealized appreciation	$348,402,471

Federal income tax cost of investments	$1,602,119,600

At September 30, 2006, the Portfolio had loaned securities with a total value of $60,531,912. This was secured by collateral of $64,996,329 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,145,000, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2006, the Portfolio incurred approximately $11,145 as brokerage commissions with Morgan Stanley & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (31.7%)
Diversified Consumer Services (4.4%)
Apollo Group, Inc., Class A*	44,204	$2,176,605
ITT Educational Services, Inc.*	25,470	1,688,661
Weight Watchers International, Inc.	27,648	1,225,912

		5,091,178

Hotels, Restaurants & Leisure (9.9%)
Cheesecake Factory, Inc.*	43,720	1,188,747
Choice Hotels International, Inc.	37,405	1,529,864
Intercontinental Hotels Group plc (ADR)	126,058	2,223,668
International Game Technology	43,362	1,799,523
Station Casinos, Inc.	20,364	1,177,650
Wendy’s International, Inc.	26,713	1,789,771
Wynn Resorts Ltd.*	23,944	1,628,431

		11,337,654

Household Durables (3.4%)
Desarrolladora Homex S.A. de C.V. (ADR)*	46,888	1,770,491
MDC Holdings, Inc.	18,944	879,949
NVR, Inc.*	2,273	1,216,055

		3,866,495

Internet & Catalog Retail (3.4%)
Amazon.com, Inc.*	85,250	2,738,230
Expedia, Inc.*	77,167	1,209,979

		3,948,209

Media (4.6%)
Focus Media Holding Ltd. (ADR)*	19,633	1,137,143
Grupo Televisa S.A. (ADR)	117,140	2,490,397
Lamar Advertising Co., Class A*	30,964	1,653,787

		5,281,327

Specialty Retail (3.1%)
Abercrombie & Fitch Co.	51,540	3,580,999

Textiles, Apparel & Luxury Goods (2.9%)
Coach, Inc.*	98,364	3,383,722

Total Consumer Discretionary		36,489,584

Consumer Staples (4.0%)
Food Products (1.4%)
Wm. Wrigley Jr. Co.	34,111	1,571,152

Tobacco (2.6%)
Loews Corp.- Carolina Group	55,328	3,064,618

Total Consumer Staples		4,635,770

Energy (6.4%)
Oil, Gas & Consumable Fuels (6.4%)
Southwestern Energy Co.*	65,422	1,954,155
Ultra Petroleum Corp.*	113,141	5,443,214

Total Energy		7,397,369

Financials (11.5%)
Capital Markets (2.9%)
Calamos Asset Management, Inc., Class A	78,409	2,298,952
Janus Capital Group, Inc.	52,624	1,037,745

		3,336,697

Diversified Financial Services (2.7%)
Chicago Mercantile Exchange Holdings, Inc.	3,252	1,555,269
Leucadia National Corp.	60,191	1,575,199

		3,130,468

Insurance (1.0%)
Brown & Brown, Inc.	37,100	1,133,776

Real Estate Management & Development (4.9%)
Brookfield Asset Management, Inc., Class A	60,401	$2,678,180
CB Richard Ellis Group, Inc., Class A*	67,095	1,650,537
St. Joe Co.	24,638	1,351,887

		5,680,604

Total Financials		13,281,545

Health Care (5.6%)
Health Care Equipment & Supplies (4.7%)
Dade Behring Holdings, Inc.	82,293	3,304,887
Gen-Probe, Inc.*	43,267	2,028,789

		5,333,676

Life Sciences Tools & Services (0.9%)
Techne Corp.*	20,786	1,057,176

Total Health Care		6,390,852

Industrials (17.4%)
Air Freight & Logistics (5.6%)
C.H. Robinson Worldwide, Inc.	67,358	3,002,820
Expeditors International of Washington, Inc.	77,567	3,457,937

		6,460,757

Commercial Services & Supplies (10.4%)
ChoicePoint, Inc.*	49,382	1,767,876
Corporate Executive Board Co.	48,256	4,338,697
Monster Worldwide, Inc.*	81,503	2,949,593
Stericycle, Inc.*	42,225	2,946,883

		12,003,049

Machinery (1.4%)
Pentair, Inc.	61,570	1,612,518

Total Industrials		20,076,324

Information Technology (11.3%)
Internet Software & Services (3.4%)
Akamai Technologies, Inc.*	67,190	3,358,828
Baidu.com (ADR)*	6,751	590,983

		3,949,811

IT Services (2.9%)
Iron Mountain, Inc.*	77,399	3,323,513

Semiconductors & Semiconductor Equipment (2.5%)
Marvell Technology Group Ltd.*	70,959	1,374,476
Tessera Technologies, Inc.*	42,099	1,464,203

		2,838,679

Software (2.5%)
Activision, Inc.*	190,255	2,872,850

Total Information Technology		12,984,853

Materials (2.0%)
Construction Materials (1.1%)
Florida Rock Industries, Inc.	30,785	1,191,687

Paper & Forest Products (0.9%)
MeadWestvaco Corp.	40,425	1,071,667

Total Materials		2,263,354

Telecommunication Services (5.7%)
Wireless Telecommunication Services (5.7%)
Crown Castle International Corp.*	79,325	2,795,413
NII Holdings, Inc.*	59,854	3,720,525

Total Telecommunication Services		6,515,938

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.1%)
Gas Utilities (1.1%)
Questar Corp.	15,261	$1,247,892

Total Utilities		1,247,892

Total Common Stocks (96.7%) (Cost $109,170,489)		111,283,481

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (2.8%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $ 3,150,923)	$3,150,923	3,150,923

Total Investments (99.5%) (Cost/Amortized Cost $112,321,412)		114,434,404
Other Assets Less Liabilities (0.5%)		611,072

Net Assets (100%)		$115,045,476

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$99,973,803
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$35,066,136

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,405,459
Aggregate gross unrealized depreciation	(6,305,330)

Net unrealized appreciation	$2,100,129

Federal income tax cost of investments	$112,334,275

For the nine months ended September 30, 2006, the Portfolio incurred approximately $36 as brokerage commissions with Morgan Stanley & Co. and $2,165 with Sanford Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Diversified Consumer Services (2.8%)
Jackson Hewitt Tax Service, Inc.	16,400	$492,164
Laureate Education, Inc.*	13,290	636,059
Strayer Education, Inc.	7,000	757,470

		1,885,693

Hotels, Restaurants & Leisure (6.9%)
California Pizza Kitchen, Inc.*	18,463	552,598
Gaylord Entertainment Co.*	15,113	662,705
Great Wolf Resorts, Inc.*	38,400	459,264
Orient-Express Hotels Ltd.	32,127	1,200,907
Pinnacle Entertainment, Inc.*	18,600	523,032
Red Lion Hotels Corp.*	28,650	308,274
Shuffle Master, Inc.*	18,115	489,286
Town Sports International Holdings, Inc.*	30,404	398,901

		4,594,967

Internet & Catalog Retail (4.9%)
Priceline.com, Inc.*	45,204	1,663,055
Shutterfly, Inc.*	19,200	298,560
VistaPrint Ltd.*	50,797	1,317,674

		3,279,289

Leisure Equipment & Products (0.7%)
Pool Corp.	12,100	465,850

Specialty Retail (2.3%)
Casual Male Retail Group, Inc.*	31,300	429,749
Childrens Place Retail Stores, Inc.*	8,200	525,046
Guess?, Inc.*	11,800	572,654

		1,527,449

Total Consumer Discretionary		11,753,248

Consumer Staples (0.5%)
Food & Staples Retailing (0.5%)
Pantry, Inc.*	5,900	332,583

Total Consumer Staples		332,583

Energy (3.5%)
Energy Equipment & Services (2.0%)
Hornbeck Offshore Services, Inc.*	19,500	653,250
Tetra Technologies, Inc.*	27,800	671,648

		1,324,898

Oil, Gas & Consumable Fuels (1.5%)
Goodrich Petroleum Corp.*	18,492	556,979
PetroHawk Energy Corp.*	44,955	466,633

		1,023,612

Total Energy		2,348,510

Financials (3.5%)
Capital Markets (0.7%)
GFI Group, Inc.*	8,450	467,200

Commercial Banks (0.5%)
Western Alliance Bancorp*	9,900	325,710

Insurance (0.9%)
Navigators Group, Inc.*	12,877	618,225

Real Estate Management & Development (1.4%)
Trammell Crow Co.*	25,515	931,553

Total Financials		2,342,688

Health Care (18.9%)
Biotechnology (3.2%)
Alkermes, Inc.*	52,875	838,069
Cubist Pharmaceuticals, Inc.*	20,300	441,322
Senomyx, Inc.*	31,454	483,448
United Therapeutics Corp.*	7,400	$388,796

		2,151,635

Health Care Equipment & Supplies (6.7%)
American Medical Systems Holdings, Inc.*	45,600	840,408
Conor Medsystems, Inc.*	12,700	299,339
DexCom, Inc.*	28,700	319,431
DJO, Inc.*	28,456	1,181,778
Gen-Probe, Inc.*	9,800	459,522
Kyphon, Inc.*	21,294	796,821
Northstar Neuroscience, Inc.*	16,361	215,965
Symmetry Medical, Inc.*	24,700	372,723

		4,485,987

Health Care Providers & Services (3.6%)
inVentiv Health, Inc.*	34,614	1,108,686
Odyssey HealthCare, Inc.*	35,885	508,849
PSS World Medical, Inc.*	37,839	756,402

		2,373,937

Life Sciences Tools & Services (3.2%)
Caliper Life Sciences, Inc.*	30,698	149,806
Nektar Therapeutics*.	56,400	812,724
PRA International*	22,200	592,518
Varian, Inc.*	13,300	610,071

		2,165,119

Pharmaceuticals (2.2%)
Adams Respiratory Therapeutics, Inc.*	18,135	663,560
Sciele Pharma, Inc.*	42,700	804,468

		1,468,028

Total Health Care		12,644,706

Industrials (24.7%)
Aerospace & Defense (1.6%)
DynCorp International, Inc., Class A*	51,539	648,876
K&F Industries Holdings, Inc.*	23,606	443,321

		1,092,197

Air Freight & Logistics (0.7%)
Hub Group, Inc., Class A*	20,380	464,257

Commercial Services & Supplies (14.5%)
ACCO Brands Corp.*	20,550	457,443
Advisory Board Co.*	19,991	1,009,945
FTI Consulting, Inc.*	28,500	714,210
Global Cash Access Holdings, Inc.*	70,900	1,069,881
Huron Consulting Group, Inc.*	12,858	504,034
Innerworkings, Inc.*	34,955	410,721
Labor Ready, Inc.*	33,700	536,841
Navigant Consulting, Inc.*	49,914	1,001,275
On Assignment, Inc.*	45,831	449,602
PeopleSupport, Inc.*	17,268	319,458
Resources Connection, Inc.*	68,431	1,833,266
Taleo Corp., Class A*	57,381	580,696
TeleTech Holdings, Inc.*	50,530	789,784

		9,677,156

Machinery (5.0%)
Actuant Corp., Class A	7,589	380,209
Barnes Group, Inc.	38,900	683,084
Gardner Denver, Inc.*	39,528	1,307,586
JLG Industries, Inc.	22,900	453,649
Kaydon Corp.	15,000	555,300

		3,379,828

Trading Companies & Distributors (2.9%)
Houston Wire & Cable Co.*	29,750	559,300
Interline Brands, Inc.*	37,300	920,564

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Scotsman International, Inc.*	20,850	$445,356

		1,925,220

Total Industrials		16,538,658

Information Technology (24.0%)
Communications Equipment (2.3%)
F5 Networks, Inc.*	11,400	612,408
Ixia*	84,181	750,053
NMS Communications Corp.*	53,238	154,124

		1,516,585

Computers & Peripherals (0.4%)
Rackable Systems, Inc.*	9,800	268,226

Electronic Equipment & Instruments (0.8%)
Universal Display Corp.*	47,998	529,418

Internet Software & Services (8.1%)
aQuantive, Inc.*	26,400	623,568
Bankrate, Inc.*	7,500	199,200
Marchex, Inc., Class B*	29,430	451,456
SkillSoft plc (ADR)*	124,600	796,194
ValueClick, Inc.*	104,695	1,941,045
WebEx Communications, Inc.*	36,323	1,417,324

		5,428,787

IT Services (3.9%)
SI International, Inc.*	41,463	1,325,987
Wright Express Corp.*	53,351	1,283,625

		2,609,612

Semiconductors & Semiconductor Equipment (4.7%)
Integrated Device Technology, Inc.*	61,700	990,902
Microsemi Corp.*	67,900	1,279,915
Silicon Laboratories, Inc.*	15,132	469,394
SiRF Technology Holdings, Inc.*	15,800	379,042

		3,119,253

Software (3.8%)
Epicor Software Corp.*	32,300	423,453
Open Solutions, Inc.*	17,657	508,698
Secure Computing Corp.*	83,023	525,536
Transaction Systems Architects, Inc.*	32,100	1,101,672

		2,559,359

Total Information Technology		16,031,240

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.1%)
Cbeyond, Inc.*	21,789	598,108
Cogent Communications Group, Inc.*	23,834	$276,236
NeuStar, Inc., Class A*	43,425	1,205,044

		2,079,388

Wireless Telecommunication Services (0.5%)
Dobson Communications Corp.*	46,900	329,238

Total Telecommunication Services		2,408,626

Total Common Stocks (96.3%) (Cost $63,798,957)		64,400,259

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (5.2%)
JPMorgan Chase Nassau 4.78%, 10/2/06 (Amortized Cost $3,458,859)	$3,458,859	3,458,859

Total Investments (101.5%) (Cost/Amortized Cost $67,257,816)		67,859,118
Other Assets Less Liabilities (-1.5%)		(1,015,604)

Net Assets (100%)		$66,843,514

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$87,307,492
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$37,110,168

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,085,650
Aggregate gross unrealized depreciation	(2,652,791)

Net unrealized appreciation	$432,859

Federal income tax cost of investments	$67,426,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2006 (Unaudited)

Note 1 Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with fifty-eight diversified portfolios and four non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Small Cap Value Portfolio, EQ/Marsico Focus Portfolio, and the EQ/Legg Mason Value Equity Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The EQ/Enterprise Moderate Allocation Portfolio is a type of mutual fund often described as “fund of funds.” The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable Life Insurance Company (“AXA Equitable”), an indirect wholly-owned subsidiary of AXA.

The EQ/International ETF Portfolio is a type of mutual fund often described as “fund of funds.” The Portfolio pursues its investment objective by investing exclusively in other mutual funds.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for the Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the nine months ended September 30, 2006, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/Government Securities Portfolio. In addition, as of and during the three months ended September 30, 2006, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Boston Advisors Equity Income Portfolio and EQ/Montag & Caldwell Growth Portfolio. AXA Equitable is the primary shareholder of Class IA shares for EQ/Lord Abbett Growth & Income Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value, EQ/Van Kampen Comstock Portfolio, EQ/Van Kampen Mid Cap Growth Portfolio, and EQ/ Wells Fargo Montgomery Small Cap Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/Enterprise Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

EQ/AllianceBernstein Common Stock Portfolio (formerly EQ/Alliance Common Stock Portfolio) (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable)) — Seeks to achieve long-term growth of capital.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

EQ/AllianceBernstein Growth and Income Portfolio (formerly EQ/Alliance Growth and Income Portfolio) (advised by AllianceBernstein) — Seeks to provide a high total return.

EQ/AllianceBernstein Intermediate Government Securities Portfolio (formerly EQ/Alliance Intermediate Government Securities Portfolio) (advised by AllianceBernstein) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/AllianceBernstein International Portfolio (formerly EQ/Alliance International Portfolio) (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Large Cap Growth Portfolio (formerly EQ/Alliance Large Cap Growth Portfolio) (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Quality Bond Portfolio (formerly EQ/Alliance Quality Bond Portfolio) (advised by AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/AllianceBernstein Small Cap Growth Portfolio (formerly EQ/Alliance Small Cap Growth Portfolio) (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Value Portfolio (formerly EQ/Bernstein Diversified Value Portfolio) (advised by AllianceBernstein) — Seeks capital appreciation.

EQ/Ariel Appreciation II Portfolio (advised by Ariel Capital Management, LLC) — Seeks long-term appreciation.

EQ/Bond Index Portfolio (formerly the EQ/Intermediate Bond Portfolio)(advised by Standish Mellon Asset Management Company LLC) — Seeks a total return before expenses that approximates the total return performance of the Lehman Brothers Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Brothers Aggregate Bond Index.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks long-term growth of capital.

EQ/Capital Guardian International Portfolio (advised by Capital Guardian) — To achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Caywood-Scholl High Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

EQ/Evergreen International Bond Portfolio (advised by Evergreen Investment Management Company, LLC (“Evergreen”)) — Seeks capital growth and current income.

EQ/Evergreen Omega Portfolio (advised by Evergreen) — Seeks long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company (“FMR”)) — Seeks long-term growth of capital.

EQ/FI Mid Cap Value Portfolio (advised by FMR) — Seeks long-term capital appreciation.

EQ/Franklin Income Portfolio (advised by Franklin Advisers, Inc. (“Franklin”)) — Seeks to maximize income while maintaining prospects for capital appreciation.

EQ/Franklin Small Cap Value Portfolio (advised by Franklin Advisory Services, LLC (“Franklin Advisory”)) — Seeks long-term total return.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”))— Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Government Securities Portfolio (advised by Fund Asset Management, L.P. (“FAM”, doing business as Mercury Advisers)) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ/International Growth Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to achieve capital appreciation.

EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management, LLC) — Seeks long-term growth of capital.

EQ/JPMorgan Core Bond Portfolio (advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JPMorgan Value Opportunities Portfolio (advised by JPMorgan) — Seeks long-term capital appreciation.

EQ/Legg Mason Value Equity Portfolio (advised by Legg Mason Capital Management, Inc.) — Seeks long-term growth of capital.

EQ/Long Term Bond Portfolio (advised by FAM) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Seeks capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Seeks capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico Capital Management, LLC) — Seeks long-term growth of capital.

EQ/Mercury Basic Value Equity Portfolio (advised by FAM) — Seeks capital appreciation and, secondarily, income.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

EQ/MFS Emerging Growth Companies Portfolio (advised by MFS) — Seeks to provide long-term capital growth.

EQ/MFS Investors Trust Portfolio (advised by MFS) — Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ/Mutual Shares Portfolio (advised by Franklin Mutual Advisers, LLC) — Seeks capital appreciation which may occasionally be short-term, and, secondarily, income.

EQ/Oppenheimer Global Portfolio (advised by OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks capital appreciation.

EQ/Oppenheimer Main Street Opportunity Portfolio (advised by Oppenheimer) — Seeks to achieve long-term capital appreciation.

EQ/Oppenheimer Main Street Small Cap Portfolio (advised by Oppenheimer) — Seeks to achieve capital appreciation.

EQ/PIMCO Real Return Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks maximum real return consistent with preservation of real capital and prudent investment management.

EQ/Short Duration Bond Portfolio (advised by FAM) — Seeks current income with reduced volatility of principal.

EQ/Small Cap Value Portfolio (formerly EQ/Lazard Small Cap Value Portfolio) (advised by Lazard Asset Management, LLC and Franklin Advisory. Effective September 15, 2006, Franklin Advisory was added as an Adviser.) — Seeks capital appreciation.

EQ/Small Company Growth Portfolio (formerly EQ/Bear Stearns Small Company Growth) (advised by Bear Stearns Asset Management Inc.) — Seeks to achieve capital appreciation.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/TCW Equity Portfolio (advised by TCW Investment Management Company) — Seeks to achieve long-term capital appreciation.

EQ/Templeton Growth Portfolio (advised by Templeton Global Advisors Limited) — Seeks long-term capital growth.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Morgan Stanley Investment Management, Inc. (“MSIM”)) — Seeks capital growth and income.

EQ/Van Kampen Emerging Markets Equity Portfolio (advised by MSIM) — Seeks long-term capital appreciation.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Seeks capital growth.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

EQ/Wells Fargo Montgomery Small Cap Portfolio (advised by Wells Capital Management, Inc.) — Seeks long-term capital appreciation.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Investments in the EQ/Enterprise Moderate Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank (“JPMorgan”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At September 30, 2006, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2006 (Unaudited)

currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at September 30, 2006.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at September 30, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts,

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

September 30, 2006 (Unaudited)

over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

November 29, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer

November 29, 2006